Registration No. 33-59474

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

--------

POST-EFFECTIVE AMENDMENT NO. 74 TO
FORM N-1A
REGISTRATION STATEMENT
under
THE SECURITIES ACT OF 1933
and
REGISTRATION STATEMENT
under
THE INVESTMENT COMPANY ACT OF 1940

--------

PRINCIPAL FUNDS, INC.
formerly Principal Investors Fund, Inc.
(Exact name of Registrant as specified in Charter)

The Principal Financial Group
Des Moines, Iowa 50392
(Address of principal executive offices)

--------

Telephone Number (515) 248-3842

--------

Copy to:
MICHAEL D. ROUGHTON		JOHN W. BLOUCH, Esq.
The Principal Financial Group		Dykema Gossett PLLC
Des Moines, Iowa 50392		Franklin Square, Suite 300 West
1300 I Street, N.W.
Washington, DC 20005-3306

(Name and address of agent for service)
----------

It is proposed that this filing will become effective (check appropriate box)

____	immediately upon filing pursuant to paragraph (b) of Rule 485
____	on (date), pursuant to paragraph (b) of Rule 485
____	60 days after filing pursuant to paragraph (a)(1) of Rule 485
_XX__	on March 1, 2010 pursuant to paragraph (a)(1) of Rule 485
____	75 days after filing pursuant to paragraph (a)(2) of Rule 485
____	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:)

____	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Amendment is not being filed to update or amend the prospectuses or statement of additional information for the Bond Market Index Fund or International Equity Index Fund (series with a fiscal year end of August 31).

PRINCIPAL FUNDS, INC.

CLASS A, CLASS B, AND CLASS C SHARES
The date of this Prospectus is _____________________, 2010.

Fund Summaries	4
Balanced/Asset Allocation Funds
Strategic Asset Management (“SAM”) Flexible Income Portfolio	10
Strategic Asset Management (“SAM”) Conservative Balanced Portfolio	12
Strategic Asset Management (“SAM”) Balanced Portfolio	14
Strategic Asset Management (“SAM”) Conservative Growth Portfolio	16
Strategic Asset Management (“SAM”) Strategic Growth Portfolio	18
Principal LifeTime Strategic Income Fund	23
Principal LifeTime 2010 Fund	25
Principal LifeTime 2020 Fund	27
Principal LifeTime 2030 Fund	29
Principal LifeTime 2040 Fund	31
Principal LifeTime 2050 Fund	33
LargeCap US Equity Funds
Disciplined LargeCap Blend Fund	35
Equity Income Fund	38
LargeCap Blend Fund I	41
LargeCap Blend Fund II	44
LargeCap Growth Fund	47
LargeCap Growth Fund I	50
LargeCap Growth Fund II	53
LargeCap S&P 500 Index Fund	56
LargeCap Value Fund	59
LargeCap Value Fund III	62
Principal Capital Appreciation	65
Small/MidCap US Equity Funds
MidCap Blend Fund	68
MidCap Growth Fund III	71
MidCap Value Fund I	77
Real Estate	83
SmallCap Blend Fund	86
SmallCap Growth Fund	89
SmallCap Growth Fund II	92
SmallCap Value Fund	95
International Equity Funds
Diversified International Fund	98
Global Real Estate Securities Fund	101
International Emerging Markets Fund	104
International Growth Fund	107

Fixed-Income Funds
Bond & Mortgage Securities Fund	110
California Municipal Fund	113
Global Diversified Income Fund	116
Government & High Quality Bond Fund	118
High Yield Fund	121
Income Fund	124
Inflation Protection Fund	127
Preferred Securities Fund	133
Tax-Exempt Bond Fund	136
Short-Term Fixed Income Funds
Money Market Fund	139
Short-Term Bond Fund	142
Short-Term Income Fund	145
The Costs of Investing	151
Certain Investment Strategies and Related Risks	153
Management of the Funds	160
Purchase of Fund Shares	180
Choosing a Share Class	181
Class A Shares	182
Class B Shares	187
Class C Shares	188
CDSC Calculation and Waivers	189
Redemption of Fund Shares	189
Exchange of Fund Shares	192
Frequent Purchases and Redemptions	193
Pricing of Fund Shares	194
Dividends and Distributions	196
Tax Considerations	197
Distribution Plans and Intermediary Compensation	198
Fund Account Information	202
Portfolio Holdings Information	204
Financial Highlights	204
Appendix A - Description of Bond Ratings	266
Additional Information	269

STRATEGIC ASSET MANAGEMENT (“SAM”) FLEXIBLE INCOME PORTFOLIO

Objective:

The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). In general, relative to the other Portfolios, the Flexible Income Portfolio should offer investors the potential for a high level of income and a low level of capital growth, while exposing them to a low level of principal risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages ___ and ___, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page ____ of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases	3.75%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class A	Class B	Class C

Management Fees		%	%	%
Distribution and/or Service (12b-1) Fees		0.25%	1.00	1.00
Other Expenses		%	%	%
%
Total Annual Fund Operating Expenses		%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense
Reimbursement)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $
Class B
Class C

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $
Class B
Class C

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio is one of five Strategic Asset Management (“SAM”) Portfolios: Flexible Income, Conservative Balanced, Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer the potential for a high level of income and a low level of capital growth, with exposure to a low level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds' equity funds, fixed-income funds and money market fund (“Underlying Funds”). Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:

  invests up to 40% of its assets in any single fixed-income fund as well as cash equivalents;
  generally invests no more than 30% of its net assets in equity funds; and
  may invest up to 30% of its assets in any single equity fund.

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

The Portfolio may also invest, including for temporary defensive purposes and to meet liquidity needs, directly in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations and repurchase agreements.

Principal Risks

The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. If you sell your shares when their value is less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Balanced, Conservative Growth and Strategic Growth Portfolios to:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

The Portfolio has less exposure than the Balanced, Conservative Growth and Strategic Growth Portfolios to:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Each of the SAM Portfolios is subject to:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class A shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class A Return Before Taxes	%	%	%
Class A Return After Taxes on Distributions
Class A Return After Taxes on Distribution and Sale of Fund Shares
Class B Return Before Taxes
Class C Return Before Taxes
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Capital Benchmark (20/80) (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark 20/80 are 20% S&P 500 Index and 80% Barclays Capital Aggregate Bond Index.

Management Investment Advisor: Principal Management Corporation Sub-Advisor(s) and Portfolio Manager(s): Edge Asset Management, Inc.

  Charlie Averill (since 2010), Senior Quantitative Analyst and Portfolio Manager
  Jill Cuniff (since 2010), President and Portfolio Manager
  Todd Jablonski (since 2010), Portfolio Manager
  Dirk Laschanzky (since 2009), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

STRATEGIC ASSET MANAGEMENT (“SAM”) CONSERVATIVE BALANCED PORTFOLIO

Objective:

The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. In general, relative to the other Portfolios, the Conservative Balanced Portfolio should offer investors the potential for a medium to high level of income and a medium to low level of capital growth, while exposing them to a medium to low level of principal risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages ___ and ___, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page ____ of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class A	Class B	Class C

Management Fees		%	%	%
Distribution and/or Service (12b-1) Fees		0.25%	1.00	1.00
Other Expenses		%	%	%
%
Total Annual Fund Operating Expenses		%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense
Reimbursement)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $
Class B
Class C

Principal Funds, Inc.

Strategic Asset Management (“SAM”) Conservative Balanced Portfolio 9

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $
Class B
Class C

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio is one of five Strategic Asset Management (“SAM”) Portfolios: Flexible Income, Conservative Balanced, Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer the potential for a medium to high level of income and capital growth, with exposure to a medium to low level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds' equity funds, fixed-income funds and money market fund (“Underlying Funds”). Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:

  invests between 40% and 80% of its net assets in a combination of fixed-income funds and cash equivalents and between 20% and 60% of its net assets in equity funds may invest up to 40% of its assets in any single fixed-income fund as well as cash equivalents may invest up to 30% of its assets in any single equity fund

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

The Portfolio may also invest, including for temporary defensive purposes and to meet liquidity needs, directly in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations and repurchase agreements.

Principal Risks

The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. If you sell your shares when their value is less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Balanced, Conservative Growth and Strategic Growth Portfolios to:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

The Portfolio has less exposure than the Balanced, Conservative Growth and Strategic Growth Portfolios to:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Each of the SAM Portfolios is subject to:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class A shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class A Return Before Taxes	%	%	%
Class A Return After Taxes on Distributions
Class A Return After Taxes on Distribution and Sale of Fund Shares
Class B Return Before Taxes
Class C Return Before Taxes
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Capital Benchmark (40/60) (reflects no deduction for fees, expenses, or taxes)
____________________________Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark 40/60 are 40% S&P 500 Index and 60% Barclays Capital Aggregate Bond Index.

Management Investment Advisor: Principal Management Corporation Sub-Advisor(s) and Portfolio Manager(s): Edge Asset Management, Inc.

  Charlie Averill (since 2010), Senior Quantitative Analyst and Portfolio Manager
  Jill Cuniff (since 2010), President and Portfolio Manager
  Todd Jablonski (since 2010), Portfolio Manager
  Dirk Laschanzky (since 2009), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

STRATEGIC ASSET MANAGEMENT (“SAM”) BALANCED PORTFOLIO

Objective:

The Portfolio seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. In general, relative to the other Portfolios, the Balanced Portfolio should offer investors the potential for a medium level of income and a medium level of capital growth, while exposing them to a medium level of principal risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages ___ and ___, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page ____ of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class A	Class B	Class C

Management Fees		%	%	%
Distribution and/or Service (12b-1) Fees		0.25%	1.00	1.00
Other Expenses		%	%	%
%
Total Annual Fund Operating Expenses		%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense
Reimbursement)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $
Class B
Class C

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $
Class B
Class C

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio is one of five Strategic Asset Management (“SAM”) Portfolios: Flexible Income, Conservative Balanced, Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer the potential for a medium level of income and capital growth, with exposure to a medium level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds' equity funds, fixed-income funds and money market fund (“Underlying Funds”). Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:

  invests between 30% and 70% of its net assets in equity funds and between 30% and 70% of its net assets in fixed-income funds and cash equivalents may invest up to 30% of its assets in any single equity fund may invest up to 40% of its assets in any single fixed-income fund as well as cash equivalents

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate

The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

The Portfolio may also invest, including for temporary defensive purposes and to meet liquidity needs, directly in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations and repurchase agreements.

Principal Risks

The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. If you sell your shares when their value is less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Flexible Income and Conservative Balanced Portfolios to:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

The Portfolio has less exposure than the Flexible Income and Conservative Balanced Portfolio to:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Each of the SAM Portfolios is subject to:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class A shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class A Return Before Taxes	%	%	%
Class A Return After Taxes on Distributions
Class A Return After Taxes on Distribution and Sale of Fund Shares
Class B Return Before Taxes
Class C Return Before Taxes
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Capital Benchmark (60/40) (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark 60/40 are 60% S&P 500 Index and 40% Barclays Capital Aggregate Bond Index.

Management Investment Advisor: Principal Management Corporation Sub-Advisor(s) and Portfolio Manager(s): Edge Asset Management, Inc.

  Charlie Averill (since 2010), Senior Quantitative Analyst and Portfolio Manager
  Jill Cuniff (since 2010), President and Portfolio Manager
  Todd Jablonski (since 2010), Portfolio Manager
  Dirk Laschanzky (since 2009), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

STRATEGIC ASSET MANAGEMENT (“SAM”) CONSERVATIVE GROWTH PORTFOLIO

Objective:

The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Conservative Growth Portfolio should offer investors the potential for a low to medium level of income and a medium to high level of capital growth, while exposing them to a medium to high level of principal risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages ___ and ___, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page ____ of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class A	Class B	Class C

Management Fees	%	%	%
Distribution and/or Service (12b-1) Fees	0.25%	1.00	1.00
Other Expenses	%	%	%
%
Total Annual Fund Operating Expenses	%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense
Reimbursement)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $
Class B
Class C

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $
Class B
Class C

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio is one of five Strategic Asset Management (“SAM”) Portfolios: Flexible Income, Conservative Balanced, Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer the potential for a low to medium level of income and a medium to high level of capital growth, with exposure to a medium to high level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds' equity funds, fixed-income funds and money market fund (“Underlying Funds”). Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:

  generally invests at least 60% of its net assets in equity funds may invest up to 40% of its assets in any single equity fund may invest up to 30% of its assets in any single fixed-income fund as well as cash equivalents

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate

The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

The Portfolio may also invest, including for temporary defensive purposes and to meet liquidity needs, directly in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations and repurchase agreements.

Principal Risks

The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. If you sell your shares when their value is less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Flexible Income and Conservative Balanced Portfolios to:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

The Portfolio has less exposure than the Flexible Income and Conservative Balanced Portfolios to:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Each of the SAM Portfolios is subject to:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class A shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class A Return Before Taxes	%	%	%
Class A Return After Taxes on Distributions
Class A Return After Taxes on Distribution and Sale of Fund Shares
Class B Return Before Taxes
Class C Return Before Taxes
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Capital Benchmark (80/20) (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark 80/20 are 80% S&P 500 Index and 20% Barclays Capital Aggregate Bond Index.

Management Investment Advisor: Principal Management Corporation Sub-Advisor(s) and Portfolio Manager(s): Edge Asset Management, Inc.

  Charlie Averill (since 2010), Senior Quantitative Analyst and Portfolio Manager
  Jill Cuniff (since 2010), President and Portfolio Manager
  Todd Jablonski (since 2010), Portfolio Manager
  Dirk Laschanzky (since 2009), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

STRATEGIC ASSET MANAGEMENT (“SAM”) STRATEGIC GROWTH PORTFOLIO

Objective:

The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Strategic Growth Portfolio should offer investors the potential for a high level of capital growth, and a corresponding level of principal risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages ___ and ___, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page ____ of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class A	Class B	Class C

Management Fees	%	%	%
Distribution and/or Service (12b-1) Fees	0.25%	1.00	1.00
Other Expenses	%	%	%
%
Total Annual Fund Operating Expenses	%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense
Reimbursement)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $
Class B
Class C

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $
Class B
Class C

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio is one of five Strategic Asset Management (“SAM”) Portfolios: Flexible Income, Conservative Balanced, Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer the potential for a high level of capital growth, with a corresponding level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds' equity funds, fixed-income funds and money market fund (“Underlying Funds”). Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:

  generally invests at least 75% of its net assets in equity funds may invest up to 50% of its assets in any single equity fund may invest up to 25% of its assets in any single fixed-income fund as well as cash equivalents

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate

The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

The Portfolio may also invest, including for temporary defensive purposes and to meet liquidity needs, directly in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations and repurchase agreements.

Principal Risks

The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. If you sell your shares when their value is less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Flexible Income and Conservative Balanced Portfolios to:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

The Portfolio has less exposure than the Flexible Income and Conservative Balanced Portfolios to:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Each of the SAM Portfolios is subject to:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class A shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class A Return Before Taxes	%	%	%
Class A Return After Taxes on Distributions
Class A Return After Taxes on Distribution and Sale of Fund Shares
Class B Return Before Taxes
Class C Return Before Taxes
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.

The Investment Advisor and Sub-Advisor believe the S&P 500 Index is a better representation of the investment universe for this Fund’s investment philosophy than the Barclays Capital Aggregate Bond Index or the Russell 3000 Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Edge Asset Management, Inc.

  Charlie Averill (since 2010), Senior Quantitative Analyst and Portfolio Manager
  Jill Cuniff (since 2010), President and Portfolio Manager
  Todd Jablonski (since 2010), Portfolio Manager
  Dirk Laschanzky (since 2009), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

PRINCIPAL LIFETIME STRATEGIC INCOME FUND

Objective: The Fund seeks current income, and as a secondary objective, capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages ___ and ___, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page ____ of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

		Class A	Class B
Maximum Sales Charge (Load) Imposed on Purchases		3.75%	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)		1.00%	5.00%
(as a percentage of dollars subject to charge)
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class A	Class B
Management Fees		%	%
Distribution and/or Service (12b-1) Fees		0.25%	1.00
Other Expenses		%	%
		%
Total Annual Fund Operating Expenses		%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense
Reimbursement)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $
Class B

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $
Class B

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “target date fund.” It invests in underlying Principal domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in Institutional Class shares of underlying funds. It is managed by Principal and the Fund's Sub-Advisor, Principal Global Investors, LLC (“PGI”).

PGI develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established for underlying funds. Principal monitors the performance of the underlying funds relative to their benchmarks and peer groups.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The principal risks of investing in the Fund, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class A shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class A Return Before Taxes	%	%	%
Class A Return After Taxes on Distributions
Class A Return After Taxes on Distribution and Sale of Fund Shares
Class B Return Before Taxes
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
Principal LifeTime Strategic Income Blended Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B shares.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2009, the weightings for the Principal LifeTime Strategic Income Blended Index were 19.0% Russell 3000 Index, 6.0% MSCI EAFE NDTR-D Index, and 75.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2010, the weightings for the Principal LifeTime Strategic Income Blended Index will be 19.0% Russell 3000 Index, 6.0% MSCI EAFE NDTR-D Index, and 75.0% Barclays Capital Aggregate Bond Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC

  David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
  Tim Dunbar (since 2008), Executive Director and Head of Equities
  Dirk Laschanzky (since 2001), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

PRINCIPAL LIFETIME 2010 FUND

Objective: The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages ___ and ___, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page ____ of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum Sales Charge (Load) Imposed on Purchases	5.50%
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class A
Management Fees		%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		%
%
Total Annual Fund Operating Expenses		%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense
Reimbursement)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “target date fund.” It invests in underlying Principal domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in Institutional Class shares of underlying funds. It is managed by Principal and the Fund's Sub-Advisor, Principal Global Investors, LLC (“PGI”).

PGI develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established for underlying funds. Principal monitors the performance of the underlying funds relative to their benchmarks and peer groups.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The principal risks of investing in the Fund, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class A shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class A Return Before Taxes	%	%	%
Class A Return After Taxes on Distributions
Class A Return After Taxes on Distribution and Sale of Fund Shares
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
Principal LifeTime 2010 Blended Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2009, the weightings for the Principal LifeTime 2010 Blended Index were 39.9% Russell 3000 Index, 14.1% MSCI EAFE NDTR-D Index, and 46.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2010, the weightings for the Principal LifeTime 2010 Blended Index will be 38.8% Russell 3000 Index, 13.7% MSCI EAFE NDTR-D Index, and 47.5% Barclays Capital Aggregate Bond Index.

The Investment Advisor believes the Barclays Capital Aggregate Bond Index is a better representation of the investment universe for this Fund's investment philosophy than the Russell 3000 Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC

  David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
  Tim Dunbar (since 2008), Executive Director and Head of Equities
  Dirk Laschanzky (since 2001), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

PRINCIPAL LIFETIME 2020 FUND

Objective: The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages ___ and ___, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page ____ of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

		Class A	Class B
Maximum Sales Charge (Load) Imposed on Purchases		5.50%	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)		1.00%	5.00%
(as a percentage of dollars subject to charge)
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class A	Class B
Management Fees		%	%
Distribution and/or Service (12b-1) Fees		0.25%	1.00
Other Expenses		%	%
	%
Total Annual Fund Operating Expenses		%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense
Reimbursement)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $
Class B

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $
Class B

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “target date fund.” It invests in underlying Principal domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in Institutional Class shares of underlying funds. It is managed by Principal and the Fund's Sub-Advisor, Principal Global Investors, LLC (“PGI”).

PGI develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established for underlying funds. Principal monitors the performance of the underlying funds relative to their benchmarks and peer groups.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The principal risks of investing in the Fund, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class A shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class A Return Before Taxes	%	%	%
Class A Return After Taxes on Distributions
Class A Return After Taxes on Distribution and Sale of Fund Shares
Class B Return Before Taxes
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
Principal LifeTime 2020 Blended Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B shares.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2009, the weightings for the Principal LifeTime 2020 Blended Index were 49.7% Russell 3000 Index, 18.8% MSCI EAFE NDTR-D Index, and 31.5% Barclays Capital Aggregate Bond Index. Effective March 31, 2010, the weightings for the Principal LifeTime 2020 Blended Index will be 49.0% Russell 3000 Index, 18.5% MSCI EAFE NDTR-D Index, and 32.5% Barclays Capital Aggregate Bond Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC

  David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
  Tim Dunbar (since 2008), Executive Director and Head of Equities
  Dirk Laschanzky (since 2001), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

PRINCIPAL LIFETIME 2030 FUND

Objective: The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages ___ and ___, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page ____ of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

		Class A	Class B
Maximum Sales Charge (Load) Imposed on Purchases		5.50%	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)		1.00%	5.00%
(as a percentage of dollars subject to charge)
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class A	Class B
Management Fees		%	%
Distribution and/or Service (12b-1) Fees		0.25%	1.00
Other Expenses		%	%
	%
Total Annual Fund Operating Expenses		%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense
Reimbursement)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $
Class B

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $
Class B

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “target date fund.” It invests in underlying Principal domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in Institutional Class shares of underlying funds. It is managed by Principal and the Fund's Sub-Advisor, Principal Global Investors, LLC (“PGI”).

PGI develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established for underlying funds. Principal monitors the performance of the underlying funds relative to their benchmarks and peer groups.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The principal risks of investing in the Fund, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class A shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class A Return Before Taxes	%	%	%
Class A Return After Taxes on Distributions
Class A Return After Taxes on Distribution and Sale of Fund Shares
Class B Return Before Taxes
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
MSCI EAFEIndex NDTR-D (reflects no deduction for fees, expenses, or taxes)
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Principal LifeTime 2030 Blended Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B shares.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2009, the weightings for the Principal LifeTime 2030 Blended Index were 56.3% Russell 3000 Index, 22.0% MSCI EAFE NDTR-D Index, and 21.7% Barclays Capital Aggregate Bond Index. Effective March 31, 2010, the weightings for the Principal LifeTime 2030 Blended Index will be 55.8% Russell 3000 Index, 21.7% MSCI EAFE NDTR-D Index, and 22.5% Barclays Capital Aggregate Bond Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC

  David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
  Tim Dunbar (since 2008), Executive Director and Head of Equities
  Dirk Laschanzky (since 2001), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

PRINCIPAL LIFETIME 2040 FUND

Objective: The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages ___ and ___, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page ____ of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

		Class A	Class B
Maximum Sales Charge (Load) Imposed on Purchases		5.50%	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)		1.00%	5.00%
(as a percentage of dollars subject to charge)
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class A	Class B
Management Fees		%	%
Distribution and/or Service (12b-1) Fees		0.25%	1.00
Other Expenses		%	%
	%
Total Annual Fund Operating Expenses		%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense
Reimbursement)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $
Class B

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $
Class B

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “target date fund.” It invests in underlying Principal domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in Institutional Class shares of underlying funds. It is managed by Principal and the Fund's Sub-Advisor, Principal Global Investors, LLC (“PGI”).

PGI develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established for underlying funds. Principal monitors the performance of the underlying funds relative to their benchmarks and peer groups.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The principal risks of investing in the Fund, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class A shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class A Return Before Taxes	%	%	%
Class A Return After Taxes on Distributions
Class A Return After Taxes on Distribution and Sale of Fund Shares
Class B Return Before Taxes
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Principal LifeTime 2040 Blended Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B shares.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2009, the weightings for the Principal LifeTime 2040 Blended Index were 61.0% Russell 3000 Index, 24.5% MSCI EAFE NDTR-D Index, and 14.5% Barclays Capital Aggregate Bond Index. Effective March 31, 2010, the weightings for the Principal LifeTime 2040 Blended Index will be 60.6% Russell 3000 Index, 24.4% MSCI EAFE NDTR-D Index, and 15.0% Barclays Capital Aggregate Bond Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC

  David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
  Tim Dunbar (since 2008), Executive Director and Head of Equities
  Dirk Laschanzky (since 2001), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

PRINCIPAL LIFETIME 2050 FUND

Objective: The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages ___ and ___, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page ____ of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

		Class A	Class B
Maximum Sales Charge (Load) Imposed on Purchases		5.50%	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)		1.00%	5.00%
(as a percentage of dollars subject to charge)
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class A	Class B
Management Fees		%	%
Distribution and/or Service (12b-1) Fees		0.25%	1.00
Other Expenses		%	%
	%
Total Annual Fund Operating Expenses		%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense
Reimbursement)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $
Class B

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $
Class B

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “target date fund.” It invests in underlying Principal domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in Institutional Class shares of underlying funds. It is managed by Principal and the Fund's Sub-Advisor, Principal Global Investors, LLC (“PGI”).

PGI develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established for underlying funds. Principal monitors the performance of the underlying funds relative to their benchmarks and peer groups.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The principal risks of investing in the Fund, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class A shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class A Return Before Taxes	%	%	%
Class A Return After Taxes on Distributions
Class A Return After Taxes on Distribution and Sale of Fund Shares
Class B Return Before Taxes
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Principal LifeTime 2050 Blended Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B shares.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2009, the weightings for the Principal LifeTime 2050 Blended Index were 64.2% Russell 3000 Index, 25.8.0% MSCI EAFE NDTR-D Index, and 10.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2010, the weightings for the Principal LifeTime 2050 Blended Index will be 64.2% Russell 3000 Index, 25.8% MSCI EAFE NDTR-D Index, and 10.0% Barclays Capital Aggregate Bond Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC

  David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
  Tim Dunbar (since 2008), Executive Director and Head of Equities
  Dirk Laschanzky (since 2001), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

DISCIPLINED LARGECAP BLEND FUND Objective: The Fund seeks long-term growth of capital. Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages ___ and ___, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page ____ of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

		Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases		5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)		1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class A	Class B	Class C
Management Fees
Distribution and/or Service (12b-1) Fees		0.25%	1.00	1.00
Other Expenses		%	%	%
	%
Total Annual Fund Operating Expenses		%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense
Reimbursement)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $
Class B
Class C

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $
Class B
Class C

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was _____% of the average value of its portfolio.

Investor Profile:

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

Principal Investment Strategies

The Fund invests primarily in common stocks of large capitalization companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Standard & Poor’s (“S&P”) 500 Index (as of the most recent calendar year end, this range was between approximately $0.5 billion and $406.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock.

In selecting securities for investment, PGI looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a “blend” of stocks with these characteristics. In managing the assets of the Fund, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

PGI believes that changes in market expectations drive stock prices. Early identification of improving business fundamentals, early identification of positive change in expectations regarding future profitability of companies and paying prices that are below “fair value” for these stocks will result in investment management success. PGI’s investment process seeks to systematically identify stocks with desirable characteristics and combine these stocks in a risk-managed portfolio to maximize return potential by controlling risk. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. This Fund may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class A shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class A Return Before Taxes	%	%	%
Class A Return After Taxes on Distributions
Class A Return After Taxes on Distribution and Sale of Fund Shares
Class B Return Before Taxes
Class C Return Before Taxes
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC • Jeffrey A. Schwarte (since 2002), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

EQUITY INCOME FUND

Objective:	The Fund seeks to provide a relatively high level of current income and long-term growth of income and capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages ___ and ___, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page ____ of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

		Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases		5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)		1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class A	Class B	Class C
Management Fees
Distribution and/or Service (12b-1) Fees		0.25%	1.00	1.00
Other Expenses		%	%	%
	%
Total Annual Fund Operating Expenses		%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense
Reimbursement)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $
Class B
Class C

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $
Class B
Class C

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was _____% of the average value of its portfolio.

Investor Profile:

The Fund may be an appropriate investment for investors who seek dividends to generate income or to be reinvested for growth and who can accept fluctuations in the value of investments and the risks of investing in REIT securities, below-investment grade bonds, or foreign securities.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in dividend-paying common stocks and preferred stocks. The Fund usually invests in large cap stocks, which as of December 31, 2008 range between $0.5 billion and $406.1 billion, as defined by the S&P 500 Index, but may also invest in mid cap stocks, which as of December 31, 2008 ranged between $0.02 billion and $14.9 billion, as defined by the Russell Midcap Index. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest up to 20% in fixed-income securities of any maturity, including below-investment-grade fixed-income securities (sometimes called “junk bonds”) (rated BB or lower by S&P or Ba or lower by Moody’s) and preferred securities. The Fund may invest up to 20% of its assets in real estate investment trust (“REIT”) securities. The Fund may invest up to 25% of its assets in securities of foreign issuers.

In selecting investments for the Fund, Edge looks for investments that provide regular income in addition to some opportunity for capital appreciation. Equity investments are typically made in “value” stocks currently selling for less than Edge believes they are worth. This Fund may be used as part of a fund of funds strategy. The Fund could purchase shares issued by an ETF to temporarily gain broad exposure to the equity market while awaiting purchase of underlying securities.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class A shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class A Return Before Taxes	%	%	%
Class A Return After Taxes on Distributions
Class A Return After Taxes on Distribution and Sale of Fund Shares
Class B Return Before Taxes
Class C Return Before Taxes
S&P 500/Citigroup Value Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.

Management Investment Advisor: Principal Management Corporation Sub-Advisor(s) and Portfolio Manager(s): Edge Asset Management, Inc.

  David W. Simpson (since 2008), Portfolio Manager
  Joseph T. Suty (since 2005), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

LARGECAP BLEND FUND I

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in
“Choosing a Share Class” and “The Costs of Investing” beginning on pages ____ and ___, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page _____ of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

		Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases		5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)		1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class A	Class B	Class C
Management Fees
Distribution and/or Service (12b-1) Fees		0.25%	1.00	1.00
Other Expenses		%	%	%
%
Total Annual Fund Operating Expenses		%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense
Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Class A	$ $	$ $
Class B
Class C

You would pay the following expenses if you did not redeem your shares:

1 year	3 years	5 years	10 years
Class A	$ $	$ $
Class B
Class C

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was _____% of the average value of its portfolio.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in large, established companies.

Principal Investment Strategies

The Fund seeks its objective through investment in a broadly diversified portfolio of large cap equity securities representing all major sectors of the U.S. economy. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index (as of the most recent calendar year end, the range was between approximately $0.5 billion and $406.1 billion)) measured at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. As a blend fund, the fund assets will be invested in equity securities with both growth and value characteristics. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. This Fund may be used as part of a fund of funds strategy.

GSAM seeks to outperform the S&P 500 Index by overweighting stocks that it believes are more likely to outperform the benchmark while underweighting stocks that it believes will lag the Index. GSAM seeks to add value from stock selection rather than sector rotation strategies or market timing. Its approach is to combine traditional fundamental analysis with sophisticated quantitative modeling and to carefully construct and manage the risk in the portfolio.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class A shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class A Return Before Taxes	%	%	%
Class A Return After Taxes on Distributions
Class A Return After Taxes on Distribution and Sale of Fund Shares
Class B Return Before Taxes
Class C Return Before Taxes
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Goldman Sachs Asset Management, L.P.

  Dolores Bamford (since 2003), Managing Director
  Andrew Braun (since 2003), Managing Director, Co-CIO
  Scott Carroll (since 2003), Managing Director
  Sean Gallagher (since 2003), Managing Director, Co-CIO

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

LARGECAP BLEND FUND II Objective: The Fund seeks long-term growth of capital. Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages ___ and ___, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page ____ of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

		Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases		5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)		1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class A	Class B	Class C
Management Fees
Distribution and/or Service (12b-1) Fees		0.25%	1.00	1.00
Other Expenses		%	%	%
	%
Total Annual Fund Operating Expenses		%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense
Reimbursement)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $
Class B
Class C

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $
Class B
Class C

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was _____% of the average value of its portfolio.

Investor Profile:

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in an actively managed portfolio of common stocks, but who prefer investing in larger, established companies.

Principal Investment Strategies

The Fund pursues its investment objective by investing primarily in equity securities of U.S. companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with large market capitalizations (those with market capitalizations within the range of companies in the S&P 500 Index (as of the most recent calendar year end, this range was between approximately $0.5 billion and $406.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. As a blend fund, the fund assets will be invested in equity securities with both growth and value characteristics. Small- and mid-capitalization stocks and foreign stocks may also be purchased in keeping with Fund objectives. The market capitalization of companies in the Fund's portfolio and the S&P 500 Index will change over time, and the Fund will not automatically sell or cease to purchase equity securities of a company it owns if the company's market capitalization falls outside of the index range.

T. Rowe Price uses a disciplined portfolio construction process whereby it weights each sector and industry approximately the same as the S&P 500 Index. Within each sector and industry, the weighting of individual fund holdings can vary significantly from their weighting within the S&P 500 Index. T. Rowe Price’s portfolio is constructed to outperform the S&P 500 Index by overweighting those stocks that are viewed favorably relative to their weighting in the Index, and underweighting or avoiding those stocks that are viewed negatively. T. Rowe Price equity analysts select stocks within industries where they have focused expertise. The analysts actively select stocks from the industries they cover, and determine the stocks’ weights within their industry-specific portfolios, based on fundamental research, which considers various factors such as the quality of the business franchise, earnings growth potential of a company, and valuation.

ClearBridge seeks to construct an investment portfolio with a weighted average market capitalization similar to the S&P 500 Index. ClearBridge uses fundamental analysis to identify companies it views as high quality and to determine whether it believes the companies' equity securities are relatively over- or under-valued. ClearBridge favors companies with above-average growth in dividend yields.

Principal invests between 10% and 40% of the Fund's assets in common stocks. It employs an active, quantitative “structured equity” strategy in an attempt to match or exceed the performance of the Fund's benchmark index (identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class A shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class A Return Before Taxes	%	%	%
Class A Return After Taxes on Distributions
Class A Return After Taxes on Distribution and Sale of Fund Shares
Class B Return Before Taxes
Class C Return Before Taxes
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
ClearBridge Advisors, LLC
• Scott Glasser (since 2009), Senior Portfolio Manager and Managing Director
• Michael Kagan (since 2009), Senior Portfolio Manager and Managing Director

T. Rowe Price Associates, Inc.
• Anna M. Dopkin (since 2007), Vice President
• Ann M. Holcomb (since 2009), Vice President

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page of the Prospectus.

LARGECAP GROWTH FUND Objective: The Fund seeks long-term growth of capital. Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages ___ and ___, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page ____ of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

		Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases		5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)		1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class A	Class B	Class C
Management Fees
Distribution and/or Service (12b-1) Fees		0.25%	1.00	1.00
Other Expenses		%	%	%
	%
Total Annual Fund Operating Expenses		%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense
Reimbursement)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $
Class B
Class C

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $
Class B
Class C

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was _____% of the average value of its portfolio.

Investor Profile:

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Principal Investment Strategies

The Fund invests primarily in equity securities of large capitalization companies with strong earnings growth potential. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Growth Index (as of the most recent calendar year end, this range was between approximately $0.02 billion and $421.8 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund invests in growth stocks; growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. To meet its investment objective, the Fund may invest in initial public offerings and foreign securities. This Fund may be used as part of a fund of funds strategy.

CCI uses a bottom-up approach (focusing on individual stock selection rather than forecasting market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on the premise that companies doing better than expected will have rising securities prices, while companies producing less than expected results will not. CCI refers to its discipline as positive momentum and positive surprise.

Through in depth analysis of company fundamentals in the context of the prevailing economic environment, CCI’s team of investment professionals selects companies that meet the criteria of positive momentum in a company’s progress and positive surprise in reported results.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class A shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class A Return Before Taxes	%	%	%
Class A Return After Taxes on Distributions
Class A Return After Taxes on Distribution and Sale of Fund Shares
Class B Return Before Taxes
Class C Return Before Taxes
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Columbus Circle Investors

  Thomas J. Bisighini (since 2009), Senior Vice President/Senior Securities Analyst
  Anthony Rizza (since 2005), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page of the Prospectus.

LARGECAP GROWTH FUND I Objective: The Fund seeks long-term growth of capital. Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages ___ and ___, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page ____ of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

		Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases		5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)		1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class A	Class B	Class C
Management Fees
Distribution and/or Service (12b-1) Fees		0.25%	1.00	1.00
Other Expenses		%	%	%
	%
Total Annual Fund Operating Expenses		%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense
Reimbursement)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $
Class B
Class C

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $
Class B
Class C

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was _____% of the average value of its portfolio.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Principal Investment Strategies

The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies with large market capitalizations that exhibit strong growth and free cash flow potential. These companies are generally characterized as “growth” companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with market capitalizations within the range of companies in the Russell 1000® Growth Index (as of the most recent calendar year end, this range was between approximately $0.02 billion and $421.8 billion) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest in some mid cap and other stocks that fall below the range of companies in the Russell Index. The Fund may invest in foreign securities. This Fund may be used as part of a fund of funds strategy and may actively trade portfolio securities in an attempt to achieve its investment objective.

The market capitalization of companies in the Fund’s portfolio and the Russell index will change over time, and the Fund will not automatically sell or cease to purchase the stock of a company it already owns just because the company’s market capitalization grows or falls outside of the index range. The Fund may invest in some securities that do not meet the normal investment criteria when the sub-advisors perceive unusual opportunities for gain.

The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

The portion of the portfolio sub-advised by Brown will focus on an industry diversified but relatively concentrated portfolio of companies that seek to generate high, sustainable earnings growth rates over long periods of time. Brown will use its in-house research capabilities and other sources to identify companies that have the ability to grow revenue and/or earnings at above average rates over several years.

Brown may sell a stock or reduce its position in a stock if:

  The stock subsequently fails to meet Brown’s initial investment criteria or violates the growth thesis;
  A better opportunity is found or if funds are needed for other purposes;
  The stock becomes overvalued relative to the long-term expectation for the stock price.

In pursuing its investment objective, Brown may sell securities to secure gains, limit losses, or redeploy assets into a more promising opportunity. The fund may also increase or decrease exposure to a specific industry or broad segment of the market in an effort to protect the value of the overall portfolio.

T. Rowe Price generally looks for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As a growth investor, T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price. T. Rowe may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal invests between 10% and 40% of the Fund's assets in common stocks. It employs an active, quantitative “structured equity” strategy in an attempt to match or exceed the performance of the Fund's benchmark index (identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class A shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class A Return Before Taxes	%	%	%
Class A Return After Taxes on Distributions
Class A Return After Taxes on Distribution and Sale of Fund Shares
Class B Return Before Taxes
Class C Return Before Taxes
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class
A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Brown Investment Advisory Incorporated
• Kenneth M. Stuzin (since 2009), Partner and U.S. Large-Cap Growth Equity Portfolio Manager

T. Rowe Price Associates, Inc.
• Robert W. Sharps, (since 2004), Vice President

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page of the Prospectus.

LARGECAP GROWTH FUND II Objective: The Fund seeks long-term growth of capital. Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages ___ and ___, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page ____ of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	1.00%
(as a percentage of dollars subject to charge)
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class A	Class C
Management Fees
Distribution and/or Service (12b-1) Fees		0.25%	1.00
Other Expenses		%	%
	%
Total Annual Fund Operating Expenses		%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $
Class C

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $
Class C

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was _____% of the average value of its portfolio.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index (as of the most recent calendar year end, the range was between approximately $0.02 billion and $421.8 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest in some mid cap and other stocks that fall below the range of companies in the Russell Index. The Fund invests in growth stocks; growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. The Fund may also invest in foreign securities. Both Sub-Advisors use a bottom-up approach to stock selection. This means that the Sub-Advisors make investment decisions based primarily on its analysis of individual companies, rather than on broad economic forecasts. This Fund may be used as part of a fund of funds strategy and may actively trade portfolio securities in an attempt to achieve its investment objective.

The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

American Century selects stocks of larger-sized companies it believes will increase in value over time using a growth investment strategy it developed. Management of the Fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

Using its extensive computer database, as well as other primary analytical research tools, American Century tracks financial information for individual companies to identify and evaluate trends in earnings, revenues, and other business fundamentals. Under normal market conditions, the Fund’s portfolio will primarily consist of securities of companies demonstrating business improvement. Analytical indicators helping to identify signs of business improvement could include accelerating earnings or revenue growth rates, increasing cash flows, or other indications of the relative strength of a company’s business. These techniques help American Century buy or hold the stocks of companies it believes have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

M&C seeks high quality, well-established large-cap companies that it believes are growing their near-term earnings at an above average rate. In addition to fundamental growth characteristics, M&C’s proprietary process also emphasizes valuation in order to find growth companies selling at a discount to their intrinsic value.

Pursuant to M&C’s investment approach, in addition to an initial capitalization screen, stocks selected for the Fund must:

  Have a strong history of earnings growth;
  Be attractively priced, relative to the company's potential for above-average long-term earnings and revenue growth;
  Have strong balance sheets;
  Have a sustainable competitive advantage;
  Be, or have the potential to become, industry leaders.

To manage risk, M&C limits sector and individual security exposure, and adheres to a strong sell discipline.

Principal invests between 10% and 40% of the Fund's assets in common stocks. It employs an active, quantitative “structured equity” strategy in an attempt to match or exceed the performance of the Fund's benchmark index (identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class A shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class A Return Before Taxes	%	%	%
Class A Return After Taxes on Distributions
Class A Return After Taxes on Distribution and Sale of Fund Shares
Class C Return Before Taxes
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class
A shares only and would be different for Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
American Century Investment Management, Inc.
•	Gregory J. Woodhams (since 2000), Chief Investment Officer, U.S. Growth Equity - Large Cap, Vice President
and Senior Portfolio Manager
•	Prescott LeGard (since 2000), Vice President and Portfolio Manager

Montag & Caldwell, Inc.
• Ronald E. Canakaris (since 2009), Chairman and CIO
•	Grover C. Maxwell III (since 2009), Executive Vice President
• Charles E. Markwalter (since 2009), Vice President

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page of the Prospectus.

LARGECAP S&P 500 INDEX FUND Objective: The Fund seeks long-term growth of capital. Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages ___ and ___, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page ____ of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases	1.50%	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	0.25%	1.00%
(as a percentage of dollars subject to charge)
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class A	Class C
Management Fees
Distribution and/or Service (12b-1) Fees		0.15	1.00
Other Expenses		%	%
	%
Total Annual Fund Operating Expenses		%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $
Class C

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $
Class C

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was _____% of the average value of its portfolio.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies that compose the S&P 500 Index. PGI attempts to mirror the investment performance of the Index by allocating the Fund’s assets in approximately the same weightings as the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of the most recent calendar year end, the market capitalization range of the Index was between approximately $0.5 billion and $406.1 billion. Market capitalization is defined as total current market value of a company's outstanding common stock. PGI may also use stock index futures and options as a substitute for the sale or purchase of securities. This fund may be used as part of a fund of funds strategy.

The Fund uses an indexing strategy or a passive investment approach designed to track the performance of the S&P 500. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

Over the long-term, PGI seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of 1.00 will be achieved. The correlation between Fund and Index performance may be affected by the Fund’s expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares.

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund’s portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund’s ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

PGI reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead PGI to believe that it should not be a part of the Fund’s assets. PGI may also elect to omit any S&P 500 stocks from the Fund if such stocks are issued by an affiliated company.

NOTE: “Standard & Poor’s 500” and “S&P 500®” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class A shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class A Return Before Taxes	%	%	%
Class A Return After Taxes on Distributions
Class A Return After Taxes on Distribution and Sale of Fund Shares
Class C Return Before Taxes
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class
A shares only and would be different for Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Dirk Laschanzky (since 2003), Portfolio Manager
• Scott W. Smith (since 2007), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page of the Prospectus.

LARGECAP VALUE FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in
“Choosing a Share Class” and “The Costs of Investing” beginning on pages and ___, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

		Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases		5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)		1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class A	Class B	Class C
Management Fees
Distribution and/or Service (12b-1) Fees		0.25%	1.00	1.00
Other Expenses		%	%	%
%
Total Annual Fund Operating Expenses		%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense
Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Class A	$ $	$ $
Class B
Class C

You would pay the following expenses if you did not redeem your shares:

1 year	3 years	5 years	10 years
Class A	$ $	$ $
Class B
Class C

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was _____% of the average value of its portfolio.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

Principal Investment Strategies

The Fund invests primarily in equity securities of large capitalization companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Value Index, which as of December 31, 2008 ranged between approximately $0.02 billion and $421.8 billion) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock.

The Fund invests in stocks that, in the opinion of PGI, are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to the overall market. Securities for the Fund are selected by consideration of the quality and price of individual issuers rather than forecasting stock market trends.

The equity investment philosophy of PGI is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. PGI uses a research-driven investment approach to minimize unintended portfolio risks (including sector and market cap biases relative to the index) so that stock selection drives performance.

PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. This Fund may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class A shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class A Return Before Taxes	%	%	%
Class A Return After Taxes on Distributions
Class A Return After Taxes on Distribution and Sale of Fund Shares
Class B Return Before Taxes
Class C Return Before Taxes
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class
A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Arild Holm (since 2007), Portfolio Manager
• John Pihlblad (since 2000), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page of the Prospectus.

LARGECAP VALUE FUND III

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in
“Choosing a Share Class” and “The Costs of Investing” beginning on pages and ___, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

		Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases		5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)		1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class A	Class B	Class C
Management Fees
Distribution and/or Service (12b-1) Fees		0.25%	1.00	1.00
Other Expenses		%	%	%
%
Total Annual Fund Operating Expenses		%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense
Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Class A	$ $	$ $
Class B
Class C

You would pay the following expenses if you did not redeem your shares:

1 year	3 years	5 years	10 years
Class A	$ $	$ $
Class B
Class C

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was _____% of the average value of its portfolio.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies with large market capitalizations similar to companies in the Russell 1000 Value Index (approximately $0.02 billion to $421.8 billion as of December 31, 2008) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.The Fund may invest in some mid cap and other stocks that fall below the range of companies in the Russell Index. The Fund invests in value stocks; value stocks value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up. The Fund may invest in securities of foreign companies and may be used as part of a fund of funds strategy. The Fund has two sub-advisors: Alliance Bernstein LP (“AllianceBernstein”) and Westwood Management Corp. (“Westwood”). A portion of the Fund is managed by Principal.

AllianceBernstein invests primarily in undervalued equity securities of companies that it believes offer above-average potential for earnings growth. It seeks securities that exhibit low financial ratios and can be acquired for less than what AllianceBernstein believes is their intrinsic value or have an attractive price relative to the value of expected future dividends. These investments may include securities of companies that have not performed well in the recent past but are undergoing management, corporate, asset restructuring or other transitions. Portfolio securities that have reached their intrinsic value or a target financial ratio will generally be sold.

Westwood generally invests in approximately 40-60 securities that it believes are currently undervalued in the market and possess limited downside risk. Other key metrics for evaluating the risk/return profile of an investment include an improving return on equity, a declining debt/equity ratio and, in the case of common equities, positive earnings surprises without a corresponding increase in Wall Street estimates. Westwood may determine to sell a security that has reached a predetermined price target or if a change to a company's fundamentals negatively impacts the original investment thesis. Westwood will not necessarily sell a security that has depreciated below the Fund's target capitalization range.

Principal invests between 10% and 40% of the Fund's assets in common stocks. It employs an active, quantitative “structured equity” strategy in an attempt to match or exceed the performance of the Fund's benchmark index (identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852

Total Returns as of December 31 each year (Class A shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class A Return Before Taxes	%	%	%
Class A Return After Taxes on Distributions
Class A Return After Taxes on Distribution and Sale of Fund Shares
Class B Return Before Taxes
Class C Return Before Taxes
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class
A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

AllianceBernstein L.P.

• Marilyn G. Fedak (since 2000), Vice Chair of Investment Services

• Christopher W. Marx (since 2006), Senior Portfolio Manager

• Joseph Gerard Paul (since 2009), Co-CIO -- US Large Cap Value Equities; CIO--North American Value Equities; Global Head--Diversified Value Services

• John D. Phillips, Jr. (since 2002), Senior Portfolio Manager

• David Yuen (since 2009), Co-CIO and Director of Research--US Value Equities; CIO--Advanced Value Fund

Westwood Management Corp.

• Susan M. Byrne (since 2008), Chairman and Chief Investment Officer

• Mark R. Freeman (since 2008), Senior Vice President and Portfolio Manager

• Kellie R. Stark (since 2008), Executive Vice President and Associate Portfolio Manager

• Scott D. Lawson (since 2008), Vice President and Senior Research Analyst

• Jay K. Singhania (since 2008), Vice President and Research Analyst

For Important Information About:

• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

PRINCIPAL CAPITAL APPRECIATION FUND (PREVIOUSLY WEST COAST EQUITY FUND)

Objective: The Fund seeks to provide long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in
“Choosing a Share Class” and “The Costs of Investing” beginning on pages and ___, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

			Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases			5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)			1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009		XXXXX	Class A	Class B	Class C
Management Fees
Distribution and/or Service (12b-1) Fees			0.25%	1.00	1.00
Other Expenses			%	%	%
%
Total Annual Fund Operating Expenses			%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense
Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $
Class B
Class C

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $
Class B
Class C

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was _____% of the average value of its portfolio.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth, as well as the risks of investing in below-
investment grade bonds and real estate investment trust (“REIT”) securities.

Principal Investment Strategies

Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in equity securities of small, medium, and large capitalization companies.

The Fund may invest up to 20% of its assets in both real estate investment trust ("REIT") securities and below investment-grade fixed-income securities (sometimes called "junk bonds") (rated BB or lower by S&P or Ba or lower by Moody’s). The Fund may invest up to 25% of its net assets in securities of foreign issuers. This fund may be used as part of a fund of funds strategy.

In selecting investments for the Fund, Edge selects equity securities based upon rigorous fundamental analysis that assesses the quality of each company's business, earnings growth potential, and stock valuation. Edge seeks to invest in good businesses that are well-managed, hold competitive advantages and generate high returns on invested capital. Also taken into consideration is the industry in which a company operates, its position in the marketplace and the barriers to entry to prevent further competition. Edge seeks to buy companies at attractive prices compared to their business value.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-
through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class A shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class A Return Before Taxes	%	%	%
Class A Return After Taxes on Distributions
Class A Return After Taxes on Distribution and Sale of Fund Shares
Class B Return Before Taxes
Class C Return Before Taxes
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class
A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• Philip M. Foreman (since 2002), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page of the Prospectus.

MIDCAP BLEND FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in
“Choosing a Share Class” and “The Costs of Investing” beginning on pages and ___, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

		Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases		5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)		1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class A	Class B	Class C
Management Fees
Distribution and/or Service (12b-1) Fees		0.25%	1.00	1.00
Other Expenses		%	%	%
%
Total Annual Fund Operating Expenses		%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense
Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Class A	$ $	$ $
Class B
Class C

You would pay the following expenses if you did not redeem your shares:

1 year	3 years	5 years	10 years
Class A	$ $	$ $
Class B
Class C

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was _____% of the average value of its portfolio.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

Principal Investment Strategies

The Fund invests primarily in equity securities of medium capitalization companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell MidCap® Index (as of the most recent calendar year end, this range was between approximately $0.02 billion and $14.9 billion) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock.

In selecting securities for investment, PGI looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a “blend” of stocks with these characteristics. In managing the assets of the Fund, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

PGI believes that superior stock selection is the key to consistent out-performance. PGI seeks to achieve superior stock selection by systematically evaluating company fundamentals and in-depth original research.

PGI focuses its stock selections on established companies that it believes have a sustainable competitive advantage. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark.

The Fund may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class A shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class A Return Before Taxes	%	%	%
Class A Return After Taxes on Distributions
Class A Return After Taxes on Distribution and Sale of Fund Shares
Class B Return Before Taxes
Class C Return Before Taxes
Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class
A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• K. William Nolin (since 2000), Portfolio Manager

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page of the Prospectus; and

•	financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page of the Prospectus.

MIDCAP GROWTH FUND III

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in
“Choosing a Share Class” and “The Costs of Investing” beginning on pages and ___, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

		Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases		5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)		1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class A	Class B	Class C
Management Fees
Distribution and/or Service (12b-1) Fees		0.25%	1.00	1.00
Other Expenses		%	%	%
%
Total Annual Fund Operating Expenses		%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense
Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Class A	$ $	$ $
Class B
Class C

You would pay the following expenses if you did not redeem your shares:

1 year	3 years	5 years	10 years
Class A	$ $	$ $
Class B
Class C

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was _____% of the average value of its portfolio.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Principal Investment Strategies

The Fund invests primarily in equity securities of U.S. companies with strong earnings growth potential. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of the most recent calendar year end, this range was between approximately $0.02 billion and $14.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest in some stocks that fall below or rise above the range of companies in the Russell Index. The market capitalization of companies in the Fund's portfolio and the Russell index will change over time, and the Fund will not automatically sell or cease to purchase the stock of a company it already owns just because the company's market capitalization grows or falls outside of the index range. The Fund may invest in some securities that do not meet the normal investment criteria when the sub-advisors perceive unusual opportunities for gain. The Fund invests in growth stocks; growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition. The Fund may invest in securities of foreign companies, including securities of issuers in emerging countries. This Fund may be used as part of a fund of funds strategy and may actively trade portfolio securities in an attempt to achieve its investment objective.

Jacobs Levy selects stocks using a growth oriented investment approach based on proprietary research that attempts to detect and take advantage of market inefficiencies. Its approach combines human insight and intuition, finance and behavioral theory, and quantitative and statistical methods in a proprietary process it refers to as “disentangling.” The disentangling process evaluates various market inefficiencies simultaneously, isolating each potential source of return.

Jacobs Levy believes that disentangling provides more reliable predictions of future stock price behavior than simple single-factor analyses. Security valuation entails sophisticated modeling of large numbers of stocks and proprietary factors based on reasonable, intuitive relationships. The firm examines a wide range of data, including balance sheets and income statements, analyst forecasts, corporate management signals, economic releases, and security prices.

Turner invests the assets allocated to it in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell Midcap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell Midcap Growth Index.

Turner selects stocks that it believes have strong earnings growth potential. Turner invests assets allocated to it in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions, Turner's portion of the Fund is fully invested.

Mellon Capital uses valuation models designed to identify common stocks of companies that have demonstrated consistent earnings momentum and delivered superior results relative to market analyst expectations. Other considerations include profit margins, growth in cash flow and other standard balance sheet measures. Mellon Capital holds securities generally characterized by strong earnings momentum measures and higher expected earnings per share growth.

Mellon Capital's valuation model incorporates information about the relevant criteria as of the most recent period for which data are available. Once ranked, the securities are categorized under the headings "buy," "sell," or "hold." The decision to buy, sell or hold is made by Mellon Capital based primarily on output of the valuation model. However, that decision may be modified due to subsequently available or other specific relevant information about the security. In addition, Mellon Capital manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry.

Principal invests between 10% and 40% of the Fund's assets in common stocks. It employs an active, quantitative “structured equity” strategy in an attempt to match or exceed the performance of the Fund's benchmark index (identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class A shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class A Return Before Taxes	%	%	%
Class A Return After Taxes on Distributions
Class A Return After Taxes on Distribution and Sale of Fund Shares
Class B Return Before Taxes
Class C Return Before Taxes
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class
A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Jacobs Levy Equity Management, Inc.
• Bruce I. Jacobs (since 2008), President
• Kenneth M. Levy (since 2008), Vice President

Mellon Capital Management Corporation
•	Ronald P. Gala (since 2002), Director, Senior Portfolio Manager, Active Equity Strategies
•	Adam T. Logan (since 2005), Vice President, Senior Portfolio Manager, Active Equity Strategies

Turner Investment Partners, Inc.
•	Tara Hedlund (since 2006), Portfolio Manager/Security Analyst, Principal
•	Christopher K. McHugh (since 2000), Vice President/Senior Portfolio Manager/Security Analyst
•	Jason Schrotberger (since 2006), Portfolio Manager, Security Analyst, Principal

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page of the Prospectus.

MIDCAP VALUE FUND I

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in
“Choosing a Share Class” and “The Costs of Investing” beginning on pages and ___, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

		Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases		5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)		1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class A	Class B	Class C
Management Fees
Distribution and/or Service (12b-1) Fees		0.25%	1.00	1.00
Other Expenses		%	%	%
%
Total Annual Fund Operating Expenses		%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense
Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Class A	$ $	$ $
Class B
Class C

You would pay the following expenses if you did not redeem your shares:

1 year	3 years	5 years	10 years
Class A	$ $	$ $
Class B
Class C

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was _____% of the average value of its portfolio.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of equity securities of companies with a medium market capitalization (those with market capitalizations similar to companies in the Russell MidCap Value Index (as of the most recent calendar year end, the range was between approximately $0.02 billion and $13.8 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The Fund may invest in securities of foreign companies, including securities of issuers in emerging countries. The Fund invests in value stocks; value stocks value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up. The mid cap value universe includes investments in real estate securities. This Fund may be used as part of a fund of funds strategy.

GSAM selects stocks using a value oriented investment approach. GSAM evaluates securities using fundamental analysis and intends to purchase equity investments that are, in its view, underpriced relative to a combination of such company’s long-term earnings prospects, growth rate, free cash flow and/or dividend-paying ability. Consideration will be given to the business quality of the issuer. Factors positively affecting GSAM’s view of that quality include the competitiveness and degree of regulation in the markets in which the company operates, the existence of a management team with a record of success, the position of the company in the markets in which it operates, the level of the company’s financial leverage and the sustainable return on capital invested in the business. The Fund may also purchase securities of companies that have experienced difficulties and that, in the opinion of GSAM, are available at attractive prices.

LA Capital employs a quantitative approach for selecting securities it believes are favored in the current market environment. The firm’s proprietary Dynamic Alpha Model seeks to identify investor preferences for specific risk characteristics by analyzing valuation, income statement, balance sheet, industry and market-based factors. Expected returns are calculated for a universe of medium capitalization securities based on a security’s exposure and the Model’s expected return for each factor.

The portion of the Fund’s assets managed by LA Capital are diversified across industries, common risk factors and companies. Through an optimization process, LA Capital seeks to control portfolio risks and implementation costs while striving to generate consistent results versus the Russell MidCap Value Index. Portfolio returns and risks are monitored daily by the investment team. Each month, the firm’s Portfolio Review Committee formally reviews the portfolio for compliance with investment objectives and guidelines.

Principal invests between 10% and 40% of the Fund's assets in common stocks. It employs an active, quantitative “structured equity” strategy in an attempt to match or exceed the performance of the Fund's benchmark index (identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class A shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns
		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class A Return Before Taxes	%	%	%
Class A Return After Taxes on Distributions
Class A Return After Taxes on Distribution and Sale of Fund Shares
Class B Return Before Taxes
Class C Return Before Taxes
Russell MidCap Value Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class
A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Goldman Sachs Asset Management, L.P.
•	Andrew Alford (since 2007), Managing Director, Senior Portfolio Manager
•	Kent Daniel (since 2009), Managing Director, Co-CIO, co-head of QIS Research
• Katinka Domotorffy (since 2009), Managing Director, Head of QIS, CIO

Los Angeles Capital Management and Equity Research, Inc.
• David R. Borger (since 2005), Director of Research
• Christine M. Kugler (since 2005), Director of Implementation
• Stuart K. Matsuda (since 2005), Director of Trading
• Hal W. Reynolds (since 2005), Chief Investment Officer
• Thomas D. Stevens (since 2005), Chairman and President

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages and ___, respectively of the Prospectus;

•	taxes, please turn to “Tax Considerations” at page of the Prospectus; and

•	financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page of the Prospectus.

REAL ESTATE SECURITIES FUND

Objective: The Fund seeks to generate a total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in
“Choosing a Share Class” and “The Costs of Investing” beginning on pages and ___, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

			Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases			5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)			1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009		XXXXX	Class A	Class B	Class C
Management Fees
Distribution and/or Service (12b-1) Fees			0.25%	1.00	1.00
Other Expenses			%	%	%
%
Total Annual Fund Operating Expenses			%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense
Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $
Class B
Class C

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $
Class B
Class C

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was _____% of the average value of its portfolio.

Investor Profile:	The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund’s investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies (“real estate companies”) include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. The Fund may invest up to 10% of its assets in fixed income securities issued by real estate companies. The Fund will invest in equity securities of small, medium, and large capitalization companies. The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

Real estate investment trusts (“REITs”) are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:

  equity REITs, which primarily own property and generate revenue from rental income;
  mortgage REITs, which invest in real estate mortgages; and
  hybrid REITs, which combine the characteristics of both equity and mortgage REITs.

In selecting securities for the Fund, Principal-REI focuses on equity REITs.

The Fund may invest in securities of real estate companies. The Fund is “non-diversified,” which means that it may invest more of its assets in the securities of fewer issuers than diversified mutual funds. Thus, the Fund is subject to non-diversification risk. The Fund could purchase shares issued by an ETF to temporarily gain broad exposure to the equity market while awaiting purchase of underlying securities. This Fund may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Industry Concentration (Sector) Risk. A fund that concentrates investments in a particular industry or group of industries (e.g., real estate, technology, financial services) has greater exposure than other funds to market, economic and other factors affecting that industry or sector.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of companies and is more likely than more diversified funds to be significantly affected by a specific stock's poor performance.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class A shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class A Return Before Taxes	%	%	%
Class A Return After Taxes on Distributions
Class A Return After Taxes on Distribution and Sale of Fund Shares
Class B Return Before Taxes
Class C Return Before Taxes
MSCI US REIT Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class
A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Real Estate Investors, LLC
• Kelly D. Rush (since 2000), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page of the Prospectus.

SMALLCAP BLEND FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in
“Choosing a Share Class” and “The Costs of Investing” beginning on pages and ___, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

			Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases			5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)			1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009		XXXXX	Class A	Class B	Class C
Management Fees
Distribution and/or Service (12b-1) Fees			0.25%	1.00	1.00
Other Expenses			%	%	%
%
Total Annual Fund Operating Expenses			%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense
Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $
Class B
Class C

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $
Class B
Class C

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was _____% of the average value of its portfolio.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Principal Investment Strategies

The Fund invests primarily in equity securities of small capitalization companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000® Index (as of the most recent calendar year end, this range was between approximately $0.01 billion and $3.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock.

In selecting securities for investment, PGI looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a “blend” of stocks with these characteristics. In managing the assets of the Fund, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

The equity investment philosophy of PGI is based on the belief that superior stock selection and disciplined risk management provide consistent out-performance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. PGI uses a research-driven investment approach to minimize unintended portfolio risks (including sector and market cap biases relative to the index) so that stock selection drives performance.

PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective.

PGI may purchase securities issued as part of, or a short period after, companies’ initial public offerings (“IPOs”), and may at times dispose of those shares shortly after their acquisition.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class A shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class A Return Before Taxes	%	%	%
Class A Return After Taxes on Distributions
Class A Return After Taxes on Distribution and Sale of Fund Shares
Class B Return Before Taxes
Class C Return Before Taxes
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class
A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
•	Thomas Morabito (since 2006), Portfolio Manager
•	Phil Nordhus (since 2006), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page of the Prospectus.

SMALLCAP GROWTH FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in
“Choosing a Share Class” and “The Costs of Investing” beginning on pages and ___, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

		Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases		5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)		1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class A	Class B	Class C
Management Fees
Distribution and/or Service (12b-1) Fees		0.25%	1.00	1.00
Other Expenses		%	%	%
%
Total Annual Fund Operating Expenses		%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense
Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Class A	$ $	$ $
Class B
Class C

You would pay the following expenses if you did not redeem your shares:

1 year	3 years	5 years	10 years
Class A	$ $	$ $
Class B
Class C

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was _____% of the average value of its portfolio.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Principal Investment Strategies

The Fund invests primarily in equity securities of small capitalization companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Growth Index (as of the most recent calendar year end, the range was between approximately $0.01 billion and $3.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund invests in growth stocks; growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

The equity investment philosophy of PGI is based on the belief that superior stock selection and disciplined risk management provide consistent out-performance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. PGI uses a research-driven investment approach to minimize unintended portfolio risks (including sector and market cap biases relative to the index) so that stock selection drives performance.

PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark.

The Fund may invest in initial public offerings. This Fund may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class A shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class A Return Before Taxes	%	%	%
Class A Return After Taxes on Distributions
Class A Return After Taxes on Distribution and Sale of Fund Shares
Class B Return Before Taxes
Class C Return Before Taxes
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class
A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
•	Thomas Morabito (since 2009), Portfolio Manager
•	Phil Nordhus (since 2009), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page of the Prospectus.

SMALLCAP GROWTH FUND II

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in
“Choosing a Share Class” and “The Costs of Investing” beginning on pages and ___, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

		Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases		5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)		1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class A	Class B	Class C
Management Fees
Distribution and/or Service (12b-1) Fees		0.25%	1.00	1.00
Other Expenses		%	%	%
%
Total Annual Fund Operating Expenses		%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense
Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Class A	$ $	$ $
Class B
Class C

You would pay the following expenses if you did not redeem your shares:

1 year	3 years	5 years	10 years
Class A	$ $	$ $
Class B
Class C

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was _____% of the average value of its portfolio.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Principal Investment Strategies

The Fund pursues its investment objective by investing primarily in equity securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of the most recent calendar year end, this range was between approximately $0.01 billion and $3.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund invests in growth stocks; growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. The Fund may invest in securities of foreign companies. The Fund may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition. This Fund may be used as part of a fund of funds strategy.

Utilizing fundamental analysis, Emerald seeks to invest in the common stock of companies with distinct competitive advantages, strong management teams, leadership positions, high revenue and earnings growth rates versus peers, differentiated growth drivers and limited sell-side research.
Essex selects stocks of companies that are exhibiting improving business fundamentals and that Essex believes are undervalued relative to each company’s future growth potential. Ordinarily, the Fund will invest in companies from all sectors of the market based on Essex’s fundamental research and analysis of various characteristics, including financial statements, sales and expense trends, earnings estimates, market position of the company and industry outlook. Essex uses earnings models to value a company against its own history, the industry and the market to identify securities that are undervalued relative to their future growth potential. Ordinarily, the Fund will sell a stock if the business fundamentals demonstrate a significant deterioration, or if the valuation is no longer attractive relative to Essex’s long-term growth expectations.

Principal invests between 10% and 40% of the Fund's assets in common stocks. It employs an active, quantitative “structured equity” strategy in an attempt to match or exceed the performance of the Fund's benchmark index (identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class A shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class A Return Before Taxes	%	%	%
Class A Return After Taxes on Distributions
Class A Return After Taxes on Distribution and Sale of Fund Shares
Class B Return Before Taxes
Class C Return Before Taxes
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class
A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Emerald Advisers, Inc.
• Joseph W. Garner (since 2005), Portfolio Manager and Director of Research
• Kenneth G. Mertz II (since 1992), Portfolio Manager, Chief Investment Officer, and President
• Peter J. Niedland (since 2009), Portfolio Manager
• Stacey L. Sears (since 2002), Portfolio Manager and Senior Vice President

Essex Investment Management Company, LLC
• Nancy B. Prial (since 2006), Portfolio Manager and Senior Principal

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page of the Prospectus.

SMALLCAP VALUE FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in
“Choosing a Share Class” and “The Costs of Investing” beginning on pages and ___, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

			Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases			5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)			1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009		XXXXX	Class A	Class B	Class C
Management Fees
Distribution and/or Service (12b-1) Fees			0.25%	1.00	1.00
Other Expenses			%	%	%
%
Total Annual Fund Operating Expenses			%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense
Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $
Class B
Class C

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $
Class B
Class C

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was _____% of the average value of its portfolio.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Principal Investment Strategies

The Fund invests primarily in equity securities of small capitalization companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of the most recent calendar year end, this range was between approximately $0.01 billion and $3.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund invests in value stocks; value stocks value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up.

The equity investment philosophy of PGI is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. PGI uses a research-driven investment approach to minimize unintended portfolio risks (including sector and market cap biases relative to the index) so that stock selection drives performance.

PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark.

The Fund may invest in initial public offerings. This Fund may be used as part of a fund of funds strategy and may actively trade portfolio securities in an attempt to achieve its investment objective.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-
through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class A shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class A Return Before Taxes	%	%	%
Class A Return After Taxes on Distributions
Class A Return After Taxes on Distribution and Sale of Fund Shares
Class B Return Before Taxes
Class C Return Before Taxes
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class
A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Thomas Morabito (since 2000), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page of the Prospectus.

DIVERSIFIED INTERNATIONAL FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in
“Choosing a Share Class” and “The Costs of Investing” beginning on pages and ___, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

		Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases		5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)		1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class A	Class B	Class C
Management Fees
Distribution and/or Service (12b-1) Fees		0.25%	1.00	1.00
Other Expenses		%	%	%
%
Total Annual Fund Operating Expenses		%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense
Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Class A	$ $	$ $
Class B
Class C

You would pay the following expenses if you did not redeem your shares:

1 year	3 years	5 years	10 years
Class A	$ $	$ $
Class B
Class C

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was _____% of the average value of its portfolio.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S.
currencies.

Principal Investment Strategies

The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in foreign securities, which are:

  companies with their principal place of business or principal office outside the U.S. or companies for which the principal securities trading market is outside the U.S.

Primary consideration is given to securities of corporations of developed areas, such as Western Europe, Canada, Australia, New Zealand, and the Pacific Islands. However, the Fund may invest in emerging market securities in an attempt to achieve its investment objective. The Fund will invest in equity securities of small, medium, and large capitalization companies.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However, under normal market conditions, the Fund intends to have at least 80% of its net assets (plus any borrowings for investment purposes) invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.

The equity management philosophy of PGI is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. PGI uses a research-driven investment approach to minimize unintended portfolio risks (including sector and market cap biases relative to the index) so that stock selection drives performance.

PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark.

The Fund may actively trade securities in an attempt to achieve its investment objective. The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging, and enter into currency forwards or futures contracts and related options for the purpose of currency hedging. This Fund may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class A shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class A Return Before Taxes	%	%	%
Class A Return After Taxes on Distributions
Class A Return After Taxes on Distribution and Sale of Fund Shares
Class B Return Before Taxes
Class C Return Before Taxes
MSCI ACWI Ex-US Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class
A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Paul H. Blankenhagen (since 2003), Portfolio Manager
• Juliet Cohn (since 2004), Managing Director - Portfolio Manager
• Chris Ibach (since 2005), Associate Portfolio Manager and Equity Research Analyst

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page of the Prospectus.

GLOBAL REAL ESTATE SECURITIES FUND

Objective: The Fund seeks to generate a total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in
“Choosing a Share Class” and “The Costs of Investing” beginning on pages and ___, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A		Class C
Maximum Sales Charge (Load) Imposed on Purchases	5.50%		None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%		1.00%
(as a percentage of dollars subject to charge)
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009		XXXXX	Class A	Class C
Management Fees
Distribution and/or Service (12b-1) Fees			0.25%	1.00
Other Expenses			%	%
%
Total Annual Fund Operating Expenses			%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Class A	$ $	$ $
Class C

You would pay the following expenses if you did not redeem your shares:

1 year	3 years	5 years	10 years
Class A	$ $	$ $
Class C

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was _____% of the average value of its portfolio.

Investor Profile:	The Fund may be an appropriate investment for investors who seek a total return, want to invest in
U.S. and non-U.S. companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. and non-U.S. companies principally engaged in the real estate industry (“real estate companies”). For purposes of the Fund’s investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies (“real estate companies”) include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to the real estate industry such as building supply manufacturers, mortgage lenders, and mortgage servicing companies. The Fund may invest up to 10% of its assets in fixed income securities issued by real estate companies. The Fund will invest in equity securities of small, medium, and large capitalization companies. The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective.

Real estate investment trusts (“REITs”) are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. REITs in the U.S. are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs, are characterized as:

  Equity REITs, which primarily own property and generate revenue from rental income;
  Mortgage REITs, which invest in real estate mortgages; and
  Hybrid REITs, which combine the characteristics of both equity and mortgage REITs.

Some foreign countries have adopted REIT structures that are very similar to those in the United States. Similarities include pass through tax treatment and portfolio diversification. Other countries may have REIT structures that are significantly different than the U.S. or may not have adopted a REIT like structure at all. The Fund may invest a significant percentage of its portfolio in REITs and foreign REIT-like entities.

The Fund is “non-diversified” which means that it may invest more of its assets in the securities of fewer issuers than diversified mutual funds. Thus, the Fund is subject to non-diversification risk.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. The Fund will typically have investments located in a number of different countries, which may include the U.S. The Fund may invest in companies located in countries with emerging securities markets.

The Fund may engage in certain options transactions, enter into financial futures contracts, currency forwards, and related options for the purpose of portfolio hedging and other purposes.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Industry Concentration (Sector) Risk. A fund that concentrates investments in a particular industry or group of industries (e.g., real estate, technology, financial services) has greater exposure than other funds to market, economic and other factors affecting that industry or sector.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of companies and is more likely than more diversified funds to be significantly affected by a specific stock's poor performance.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class A shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class A Return Before Taxes	%	%	%
Class A Return After Taxes on Distributions
Class A Return After Taxes on Distribution and Sale of Fund Shares
Class C Return Before Taxes
FTSE EPRA/NAREIT Global REIT Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class
A shares only and would be different for Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Real Estate Investors, LLC
• Simon Hedger (since 2007), Portfolio Manager
• Chris Lepherd (since 2007), Portfolio Manager
• Kelly D. Rush (since 2007), Portfolio Manager

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages and ___, respectively of the Prospectus;

•	taxes, please turn to “Tax Considerations” at page of the Prospectus; and

•	financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page of the Prospectus.

INTERNATIONAL EMERGING MARKETS FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in
“Choosing a Share Class” and “The Costs of Investing” beginning on pages and ___, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

		Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases		5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)		1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class A	Class B	Class C
Management Fees
Distribution and/or Service (12b-1) Fees		0.25%	1.00	1.00
Other Expenses		%	%	%
%
Total Annual Fund Operating Expenses		%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense
Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Class A	$ $	$ $
Class B
Class C

You would pay the following expenses if you did not redeem your shares:

1 year	3 years	5 years	10 years
Class A	$ $	$ $
Class B
Class C

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was _____% of the average value of its portfolio.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing in equity securities of companies in emerging market countries. Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) are invested in emerging market country equity securities. For this Fund, the term “emerging market country” means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and MSCI Emerging Markets Index). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. PGI focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

The Fund invests in foreign securities, which are:

  companies with their principal place of business or principal office in emerging market countries or companies for which their principal securities trading market is an emerging market country.

The equity management philosophy of PGI is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. PGI uses a research-driven investment approach to minimize unintended portfolio risks (including sector and market cap biases relative to the index) so that stock selection drives performance.

PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. The Fund will invest in equity securities of small, medium, and large capitalization companies.

The Fund may engage in certain options transactions, enter into financial futures contracts, currency forwards, and related options for the purpose of portfolio hedging, and other purposes. The Fund may actively trade securities in an attempt to achieve its investment objective. This Fund may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class A shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class A Return Before Taxes	%	%	%
Class A Return After Taxes on Distributions
Class A Return After Taxes on Distribution and Sale of Fund Shares
Class B Return Before Taxes
Class C Return Before Taxes
MSCI Emerging Markets NDTR D Index (reflects no deduction for fees, expenses, or taxes)\

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class
A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Michael Ade (since 2007), Portfolio Manager
• Mihail Dobrinov (since 2007), Research Analyst and Portfolio Manager
• Michael L. Reynal (since 2001), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page of the Prospectus.

INTERNATIONAL GROWTH FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in
“Choosing a Share Class” and “The Costs of Investing” beginning on pages and ___, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A		Class C
Maximum Sales Charge (Load) Imposed on Purchases	5.50%		None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%		1.00%
(as a percentage of dollars subject to charge)
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009		XXXXX	Class A	Class C
Management Fees
Distribution and/or Service (12b-1) Fees			0.25%	1.00
Other Expenses			%	%
%
Total Annual Fund Operating Expenses			%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Class A	$ $	$ $
Class C

You would pay the following expenses if you did not redeem your shares:

1 year	3 years	5 years	10 years
Class A	$ $	$ $
Class C

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was _____% of the average value of its portfolio.

Investor Profile:	The Fund may be an appropriate investment for investors seeking growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S.
currencies.

Principal Investment Strategies

The Fund invests in equity securities of companies domiciled in any of the nations of the world. The Fund invests in growth stocks; growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. The Fund invests in equity securities of foreign companies, which are:

  companies with their principal place of business or principal offices outside the U.S. or companies for which the principal securities trading market is outside the U.S.

The equity management philosophy of PGI is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. PGI uses a research-driven investment approach to minimize unintended portfolio risks (including sector and market cap biases relative to the index) so that stock selection drives performance.

PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective and may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class A shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class A Return Before Taxes	%	%	%
Class A Return After Taxes on Distributions
Class A Return After Taxes on Distribution and Sale of Fund Shares
Class C Return Before Taxes
MSCI World Ex-US Growth Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class
A shares only and would be different for Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Steve Larson (since 2004), Portfolio Manager
• John Pihlblad (since 2005), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page of the Prospectus.

BOND & MORTGAGE SECURITIES FUND

Objective: The Fund seeks to provide current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in
“Choosing a Share Class” and “The Costs of Investing” beginning on pages and ___, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

		Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases		3.75%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)		1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class A	Class B	Class C
Management Fees
Distribution and/or Service (12b-1) Fees		0.25%	1.00	1.00
Other Expenses		%	%	%
%
Total Annual Fund Operating Expenses		%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense
Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Class A	$ $	$ $
Class B
Class C

You would pay the following expenses if you did not redeem your shares:

1 year	3 years	5 years	10 years
Class A	$ $	$ $
Class B
Class C

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was _____% of the average value of its portfolio.

Investor Profile:	The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor's Rating Service (“S&P”) or Baa or higher by Moody's Investors Service, Inc. (“Moody's”). These include:

  securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
  asset-backed securities or mortgage-backed securities representing an interest in a pool of mortgage loans or other assets;
  debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody's or, if not rated, of comparable quality in the opinion of the Fund's sub-advisor; and
  securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:

  preferred securities and/or common and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible;
  foreign securities; or
  securities rated BB or lower by S&P or Ba or lower by Moody’s (i.e. less than investment grade (commonly known as “junk bonds”)) but not lower than CCC-(S&P) or Caa3 (Moody's).

The Fund may enter into dollar roll transactions, which may involve leverage. The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

The Fund (i) may actively trade securities to achieve its investment objective, and (ii) may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class A shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class A Return Before Taxes	%	%	%
Class A Return After Taxes on Distributions
Class A Return After Taxes on Distribution and Sale of Fund Shares
Class B Return Before Taxes
Class C Return Before Taxes
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class
A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
•	William C. Armstrong (since 2000), Portfolio Manager
• Timothy R. Warrick (since 2000), Portfolio Manager

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages and ___, respectively of the Prospectus;

•	taxes, please turn to “Tax Considerations” at page of the Prospectus; and

•	financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page of the Prospectus.

CALIFORNIA MUNICIPAL FUND

Objective: The Fund seeks to provide as high a level of current income that is exempt from federal and state personal income tax as is consistent with prudent investment management and preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in
“Choosing a Share Class” and “The Costs of Investing” beginning on pages and ___, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

			Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases			3.75%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)			1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009		XXXXX	Class A	Class B	Class C
Management Fees
Distribution and/or Service (12b-1) Fees			0.25%	1.00	1.00
Other Expenses			%	%	%
%
Total Annual Fund Operating Expenses			%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense
Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $
Class B
Class C

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $
Class B
Class C

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was _____% of the average value of its portfolio.

Investor Profile:	The Fund may be an appropriate investment for investors who are seeking monthly, federally tax-
exempt dividends to produce income or to be reinvested for modest growth and are willing to accept fluctuations in the value of their investment.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets primarily in intermediate- and long-term California municipal obligations (municipal obligations that generate interest which is exempt from State personal income tax). These obligations may include bonds that generate interest payments that are subject to the alternative minimum tax.

The Fund will invest primarily in investment-grade municipal obligations. The Fund may also invest in inverse floating rate obligations, which are generally more volatile than other types of municipal obligations.

The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

The Fund is “non-diversified,” which means it may invest more of its assets in the securities of fewer issuers than diversified mutual funds.

The Fund may invest up to 20% of its assets in municipal obligations that are not exempt from personal income tax, short-term municipal obligations, taxable cash equivalents, including short-term U.S. government securities, certificates of deposit and bankers’ acceptances, commercial paper rated Prime-1 by Moody’s or A-1+ or A-1 by S&P, and repurchase agreements (collectively “short-term instruments”), and securities of unaffiliated money market mutual funds (subject to limitations prescribed by applicable law) in order to achieve its investment objective.

The Fund may, for temporary defensive purposes, invest in these securities without limitation, which may produce income that is not exempt from federal income taxes or personal income tax.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Geographic Concentration Risk. A fund that invests significant portions of its assets in particular geographic areas has greater exposure than other funds to economic conditions and developments in those areas.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of companies and is more likely than more diversified funds to be significantly affected by a specific stock's poor performance.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class A shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class A Return Before Taxes	%	%	%
Class A Return After Taxes on Distributions
Class A Return After Taxes on Distribution and Sale of Fund Shares
Class B Return Before Taxes
Class C Return Before Taxes
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class
A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Van Kampen Asset Management
• Thomas M. Byron (since 2009), Vice President
• Robert J. Stryker (since 2008), Vice President
• Rob Wimmel (since 2009), Executive Director and Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page of the Prospectus*; and
* Distributions designated as “exempt-interest dividends” by this Fund are generally not subject to federal income tax. However, if you receive Social Security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in this Fund may have on the federal taxation of your benefits. In addition, an investment in this Fund may result in liability for federal alternative minimum tax, both for individual and corporate shareholders. This Fund may invest a portion of its assets in securities that generate income that is not exempt from federal (or state and local) income tax. Income exempt from federal tax may be subject to state and local income tax. In addition, any capital gains distributed by this Fund will be taxable as described in
“Tax Considerations.” A portion of the dividends paid by the this Fund may be exempt from California State personal income tax, but not from California State franchise tax or California State corporate income tax.
Corporate taxpayers should consult their tax advisor concerning the California state tax treatment of investments in this Fund.

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page of the Prospectus.

GLOBAL DIVERSIFIED INCOME FUND

Objective: The Fund seeks consistent cash income through a diversified, yield-focused investment strategy.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in
“Choosing a Share Class” and “The Costs of Investing” beginning on pages and ___, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

		Class A		Class C
Maximum Sales Charge (Load) Imposed on Purchases		3.75%		None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)		1.00%		1.00%
(as a percentage of dollars subject to charge)
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009			XXXXX	Class A	Class C
Management Fees
Distribution and/or Service (12b-1) Fees				0.25%	1.00
Other Expenses				%	%
%
Total Annual Fund Operating Expenses				%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $
Class C

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $
Class C

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was _____% of the average value of its portfolio.

Investor Profile:	The Fund may be an appropriate investment for investors seeking high cash returns, who are willing to accept the risk associated with investing in equities and below-investment-grade fixed income securities.

Principal Investment Strategies

The Fund generally invests a majority of its assets in fixed income asset classes, such as high yield bonds, preferred securities, and emerging market debt securities, in an effort to provide incremental yields over a portfolio of government securities. In addition, the Fund invests in equity securities of global companies principally engaged in the real estate industry and value equities of global companies to provide dividend yields and diversify fixed income-related risks in the Fund. The Fund may concentrate its investments (invest more than 25% of its net assets) in securities in the real estate industry. The Fund will also invest in master limited partnerships ("MLPs") and other entities in the energy infrastructure sector. The Fund seeks to provide yield by having each sub-advisor focus on those securities offering the best risk-adjusted yields within their respective asset class.

25-45% of the Fund's assets may be invested in high yield and other income-producing securities including corporate bonds, corporate loan participations and assignments, convertible securities, credit default swaps, and securities of companies in bankruptcy proceedings or otherwise in the process of debt restructuring. The "high yield" securities in which the Fund invests are commonly known as "junk bonds" which are rated Ba or lower by Moody's Investor Service, Inc. ("Moody's") or BB or lower by Standard & Poor's Rating Service ("S&P"). These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative with respect to the issuer's ability to pay interest and to repay principal. It is expected that this portion of the Fund will have a weighted average quality rating of B2 as measured by Moody's or B by S&P. The average duration will generally be 2-4 years. Guggenheim manages this portion of the Fund.

5-25% of the Fund's assets may be invested in the real estate industry. The Fund invests in equity securities of global companies principally engaged in the real estate industry ("real estate companies"). A real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITs"), REIT-like entities, and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as building supply manufacturers, mortgage lenders, and mortgage servicing companies. This portion of the Fund may invest in smaller capitalization companies. The Fund also invests in commercial mortgage backed securities, which are bonds that are secured by first mortgages on commercial real estate. Principal-REI manages this portion of the Fund.

10-30% of the Fund's assets may be invested primarily in preferred securities of U.S. companies primarily rated BBB or higher by S&P or Baa by Moody's or, if unrated, of comparable quality in the opinion of the Sub-Advisor. This portion of the Fund focuses primarily on the financial services, REIT, and utility industries. Spectrum manages this portion of the Fund.

5-15% of the Fund's assets may be invested in a diversified portfolio of value equity securities of companies located or operating in developed countries (including the United States) and emerging markets of the world to provide dividend yields. The equity securities will ordinarily be traded on a recognized foreign securities exchange or traded in a foreign over-the-counter market in the country where the issuer is principally based, but may also be traded in other countries including the United States. PGI manages this portion of the Fund.

5-15% of the Fund's assets may be invested in a diversified portfolio of bond issues issued primarily by governments, their agencies, local authorities and instrumentalities and corporate entities domiciled in or exercising the predominant part of their economic activities in emerging markets in Europe, Latin America, Asia, and the Middle East. The target duration for the portfolio will be 2-3 years. The targeted credit quality range will be Baa2 to B3 as measured by Moody's or BBB to B- by S&P. Securities denominated in local currency will be limited to 50% of the portfolio in the aggregate, and, typically, non-dollar currency exposure will not be hedged. PGI manages this portion of the Fund.

5-15% of the Fund's assets may be invested in MLPs and companies that are organized as corporations, limited liability companies or limited partnerships in the energy infrastructure sector. Energy infrastructure companies are engaged in the transportation, storage, processing, refining, marketing, exploration, production, or mining of any mineral or natural resource. The Fund invests primarily in the mid-stream energy infrastructure market, which is comprised mostly of the following: crude oil and refined products pipeline, storage, and terminal assets; natural gas gathering and transportation pipelines, processing, and storage facilities; propane distributors; energy commodity marine transportation (including LNG transportation and processing); and other energy infrastructure assets. Most pipelines do not own the energy products they transport and, as a result, are not directly exposed to commodity price risk. Additionally, the mid-stream pipeline segment is defensive in nature due to its ownership of real long-lived assets, its stable cash flows, and relative insensitivity to commodity price cycles. Tortoise manages this portion of the Fund.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Industry Concentration (Sector). A fund that concentrates investments in a particular industry or group of industries (e.g., real estate, technology financial services) has greater exposure than other funds to market, economic and other factors affecting that industry or sector.

Master Limited Partnership ("MLP") Risk. MLPs are publicly-traded limited partnership interests or units. An MLP that invests in a particular industry (e.g., oil and gas) will be negatively impacted by economic events adversely impacting that industry. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income paid by an MLP to its investors.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-
through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class A shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class A Return Before Taxes	%	%	%
Class A Return After Taxes on Distributions
Class A Return After Taxes on Distribution and Sale of Fund Shares
Class C Return Before Taxes
Barclays Capital U.S. Corporate High Yield - 2% Issuer Capped Index
(reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class
A shares only and would be different for Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Guggenheim Investment Management, LLC
•	Richard Lindquist (since 2009), Managing Director
•	Patrick Mitchell (since 2009), Managing Director

Principal Global Investors, LLC
•	Christopher Ibach (since 2008), Associate Portfolio Manager and Equity Research Analyst
•	Mustafa Sagun (since 2008), Chief Investment Officer, Equities Group
•	Jon Taylor (since 2009), Managing Director - Fixed Income

Principal Real Estate Investors, LLC
•	Simon Hedger (since 2008), Portfolio Manager
•	Chris Lepherd (since 2008), Portfolio Manager
•	Marc Peterson (since 2009), Managing Director, Portfolio Management
•	Kelly D. Rush (since 2008), Portfolio Manager

Spectrum Asset Management, Inc.
•	L. Phillip Jacoby (since 2008), Senior Vice President and Portfolio Manager
•	Mark A. Lieb (since 2009), Executive Director and Co-Chief Executive Officer

Tortoise Capital Advisors, L.L.C.
•	H. Kevin Birzer (since 2009), Senior Managing Director and co-founder
•	Zachary A. Hamel (since 2009), Managing Director and co-founder
•	Kenneth P. Malvey (since 2009), Managing Director and co-founder
•	Terry C. Matlack (since 2009), Managing Director and co-founder
•	David J. Schulte (since 2009), Managing Director and co-founder

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page of the Prospectus.

GOVERNMENT & HIGH QUALITY BOND FUND (PREVIOUSLY MORTGAGE SECURITIES FUND)

Objective: The Fund seeks to provide a high level of current income consistent with safety and liquidity.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in
“Choosing a Share Class” and “The Costs of Investing” beginning on pages and ___, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

			Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases			2.25%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)			1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009		XXXXX	Class A	Class B	Class C
Management Fees
Distribution and/or Service (12b-1) Fees			0.25%	1.00	1.00
Other Expenses			%	%	%
%
Total Annual Fund Operating Expenses			%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense
Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $
Class B
Class C

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $
Class B
Class C

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was _____% of the average value of its portfolio.

Investor Profile:	The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Principal Investment Strategies

Under normal circumstances, the Fund seeks to achieve its investment objective by investing primarily (at least 80% of its net assets, plus any borrowings for investment purposes) in securities issued by the U.S. government, its agencies or instrumentalities or securities that are rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including but not limited to mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities, including repurchase agreements.

The Fund may also invest in mortgage-backed securities that are not issued by the U.S. government, its agencies or instrumentalities or rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including collateralized mortgage obligations, and in other obligations that are secured by mortgages or mortgage-backed securities, including repurchase agreements. The Fund may also invest in dollar rolls, which may involve leverage.

The Fund may enter into dollar roll transactions, which may involve leverage.The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets. This Fund may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Industry Concentration (Sector). A fund that concentrates investments in a particular industry or group of industries (e.g., real estate, technology financial services) has greater exposure than other funds to market, economic and other factors affecting that industry or sector.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-
through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class A shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class A Return Before Taxes	%	%	%
Class A Return After Taxes on Distributions
Class A Return After Taxes on Distribution and Sale of Fund Shares
Class B Return Before Taxes
Class C Return Before Taxes
Citigroup Mortgage Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class
A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• Scott Peterson (since 2010), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page of the Prospectus.

HIGH YIELD FUND

Objective: The Fund seeks to provide a relatively high level of current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in
“Choosing a Share Class” and “The Costs of Investing” beginning on pages and ___, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

			Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases			3.75%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)			1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009		XXXXX	Class A	Class B	Class C
Management Fees
Distribution and/or Service (12b-1) Fees			0.25%	1.00	1.00
Other Expenses			%	%	%
%
Total Annual Fund Operating Expenses			%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense
Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $
Class B
Class C

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $
Class B
Class C

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund, and who are willing to accept the risks associated with investing in “junk bonds,” foreign securities and emerging markets.

Principal Investment Strategies
The Fund invests primarily in high-yield, below-investment grade fixed-income securities (sometimes called “junk bonds”). The Fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed-income securities (including convertible securities and preferred securities) rated BB or lower by S&P or rated Ba or lower by Moody’s or of equivalent quality as determined by Edge.
The remainder of the Fund’s assets may be invested in any other securities Edge believes are consistent with the
Fund’s objective, including higher rated fixed-income securities, common stocks, real estate investment trusts and other equity securities. The Fund may also invest in securities of foreign issuers, including those located in developing or emerging countries. The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets. This Fund may be used as part of a fund of funds strategy.

During the fiscal year ended October 31, 2008, the average ratings of the Fund’s assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

4.14% in securities rated Aaa	5.02% in securities rated Baa	12.75% in securities rated Caa
0.56% in securities rated Aa	18.71% in securities rated Ba	1.82% in securities rated Ca
4.45% in securities rated A	42.78% in securities rated B	0.02% in securities rated C
9.75% in securities not rated

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class A shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class A Return Before Taxes	%	%	%
Class A Return After Taxes on Distributions
Class A Return After Taxes on Distribution and Sale of Fund Shares
Class B Return Before Taxes
Class C Return Before Taxes
Citigroup US High-Yield Market Capped Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class
A shares only and would be different for Class B and Class C shares.

The inception date of the Citigroup US High Yield Market Capped Index is January 2, 2002.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• Mark Denkinger (since 2009), Portfolio Manager
• Darren Smith (since 2009), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page of the Prospectus.

INCOME FUND

Objective: The Fund seeks to provide a high level of current income consistent with preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in
“Choosing a Share Class” and “The Costs of Investing” beginning on pages and ___, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

			Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases			2.25%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)			1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009		XXXXX	Class A	Class B	Class C
Management Fees
Distribution and/or Service (12b-1) Fees			0.25%	1.00	1.00
Other Expenses			%	%	%
%
Total Annual Fund Operating Expenses			%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense
Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $
Class B
Class C

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $
Class B
Class C

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was _____% of the average value of its portfolio.

Investor Profile:	The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund, and who are willing to accept the risks associated with investing in “junk bonds,” foreign securities, and REIT securities.

Principal Investment Strategies

Under normal circumstances, the Fund invests primarily in a diversified pool of fixed-income securities including corporate securities, U.S. government securities, and mortgage-backed securities (including collateralized mortgage obligations), up to 35% of which may be in below investment-grade fixed-income securities (sometimes called “junk bonds”) (rated BB or lower by S&P or Ba or lower by Moody’s). The Fund may also invest in convertible securities, preferred securities, foreign securities, and real estate investment trust (“REIT”) securities. This Fund may be used as part of a fund of funds strategy.

The Fund may enter into dollar roll transactions, which may involve leverage. The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

During the fiscal year ended October 31, 2008, the average rating of the Fund’s assets, based on market value at each month-end, were as follows (all rating are by Moody’s):

32.77% in securities rated Aaa 6.85% in securities rated Aa 11.36% in securities rated A 2.09% in securities not rated

30.72% in securities rated Baa 4.58% in securities rated Ba 9.45% in securities rated B

2.14% in securities rated Caa 0.00% in securities rated Ca 0.04% in securities rated C

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class A shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class A Return Before Taxes	%	%	%
Class A Return After Taxes on Distributions
Class A Return After Taxes on Distribution and Sale of Fund Shares
Class B Return Before Taxes
Class C Return Before Taxes
Citigroup Broad Investment-Grade Bond Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class
A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• John R. Friedl (since 2005), Portfolio Manager

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages and ___, respectively of the Prospectus;

•	taxes, please turn to “Tax Considerations” at page of the Prospectus; and

•	financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page of the Prospectus.

INFLATION PROTECTION FUND

Objective: The Fund seeks to provide current income and real (after inflation) total returns.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in
“Choosing a Share Class” and “The Costs of Investing” beginning on pages and ___, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

		Class A		Class C
Maximum Sales Charge (Load) Imposed on Purchases		3.75%		None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)		1.00%		1.00%
(as a percentage of dollars subject to charge)
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009			XXXXX	Class A	Class C
Management Fees
Distribution and/or Service (12b-1) Fees				0.25%	1.00
Other Expenses				%	%
%
Total Annual Fund Operating Expenses				%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $
Class C

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $
Class C

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was _____% of the average value of its portfolio.

Investor Profile:	The Fund may be an appropriate investment for investors who want their income and principal investments to keep pace with inflation over time.

Principal Investment Strategies

The fund normally invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The fund maintains an average portfolio duration that is within ±20% of the duration of the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index.

The fund may invest in non-investment grade bonds (high yield or junk bonds) (rated BB or lower by S&P or Ba or lower by Moody’s) or securities of emerging market issuers. The fund may also invest in foreign securities.

The fund may also purchase: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations ("CMOs"), investment grade corporate bonds and asset-backed securities. Securities are purchased for the fund when the management team believes that they have the potential for above average real return.

The Fund may enter into dollar roll transactions, which may involve leverage. The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets. The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies. This Fund may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class A shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class A Return Before Taxes	%	%	%
Class A Return After Taxes on Distributions
Class A Return After Taxes on Distribution and Sale of Fund Shares
Class C Return Before Taxes
Barclays Capital US Treasury TIPS Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class
A shares only and would be different for Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
BlackRock Financial Management, Inc.
• Adam Bowman (since 2010), Director
• Stuart Spodek (since 2008), Managing Director
• Brian Weinstein (since 2008), Managing Director

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages and ___, respectively of the Prospectus;

•	taxes, please turn to “Tax Considerations” at page of the Prospectus; and

•	financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page of the Prospectus.

PREFERRED SECURITIES FUND

Objective: The Fund seeks to provide current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in
“Choosing a Share Class” and “The Costs of Investing” beginning on pages and ___, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A		Class C
Maximum Sales Charge (Load) Imposed on Purchases	3.75%		None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%		1.00%
(as a percentage of dollars subject to charge)
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009		XXXXX	Class A	Class C
Management Fees
Distribution and/or Service (12b-1) Fees			0.25%	1.00
Other Expenses			%	%
%
Total Annual Fund Operating Expenses			%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Class A	$ $	$ $
Class C

You would pay the following expenses if you did not redeem your shares:

1 year	3 years	5 years	10 years
Class A	$ $	$ $
Class C

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was _____% of the average value of its portfolio.

Investor Profile:	The Fund may be an appropriate investment for investors who are seeking dividends to generate income or to be reinvested for growth and are willing to accept fluctuations in the value of the investment.

Principal Investment Strategies

The Fund invests primarily in preferred securities of companies rated BBB or higher by Standard & Poor’s Rating Service (“S&P”) or Moody’s Investor Service, Inc. (“Moody’s”) or, if unrated, of comparable quality in the opinion of Spectrum. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in preferred securities. The Fund focuses primarily on the financial services (i.e., banking, insurance and commercial finance), Real Estate Investment Trust (i.e. REIT) and utility industries. The rest of the Fund’s assets may be invested in common stocks, debt securities (including securities rated BB or lower by S&P or rated Ba or lower by Moody’s), foreign securities, and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Preferred securities generally pay fixed rate dividends (though some are adjustable rate) and typically have “preference” over common stock in the payment of dividends and the liquidation of a company’s assets - preference means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders’ claims on assets in a corporate liquidation.

Spectrum seeks to build a portfolio within the context of the eligible universe of preferred securities. For a security to be considered for the Fund, Spectrum will assess the credit risk within the context of the yield available on the preferred. The yield needs to be attractive in comparison to the rating, expected credit trend and senior debt spread of the same issuer. Spectrum considers features such as call protection, subordination and option adjusted spreads to ensure that the selected issue provides a sufficient yield to justify its inclusion in the portfolio.

The Fund is considered non-diversified and can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund’s share price than would occur in a more diversified fund. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective This Fund may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Industry Concentration (Sector). A fund that concentrates investments in a particular industry or group of industries (e.g., real estate, technology financial services) has greater exposure than other funds to market, economic and other factors affecting that industry or sector.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of companies and is more likely than more diversified funds to be significantly affected by a specific stock's poor performance.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class A shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class A Return Before Taxes	%	%	%
Class A Return After Taxes on Distributions
Class A Return After Taxes on Distribution and Sale of Fund Shares
Class C Return Before Taxes
Merrill Lynch Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses, or taxes)
Barclays Capital U.S. Tier I Capital Securities Index (reflects no deduction for fees, expenses, or taxes)
Preferreds Blended Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class
A shares only and would be different for Class C shares.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Preferreds
Blended Index are 65% Merrill Lynch Fixed Rate Preferred Securities Index and 35% Barclays Capital U.S. Tier I
Capital Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Spectrum Asset Management, Inc.
•	L. Phillip Jacoby (since 2002), Senior Vice President and Portfolio Manager
•	Mark A. Lieb (since 2009), Executive Director and Co-Chief Executive Officer

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages and ___, respectively of the Prospectus;

•	taxes, please turn to “Tax Considerations” at page of the Prospectus; and

•	financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page of the Prospectus.

TAX-EXEMPT BOND FUND

Objective:	The Fund seeks to provide a high level of income that is exempt from federal income tax while protecting investors’ capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages ___ and ___, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page ____ of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

		Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases		3.75%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)		1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class A	Class B	Class C
Management Fees
Distribution and/or Service (12b-1) Fees		0.25%	1.00	1.00
Other Expenses		%	%	%
	%
Total Annual Fund Operating Expenses		%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense
Reimbursement)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $
Class B
Class C

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $
Class B
Class C

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was _____% of the average value of its portfolio.

Investor Profile:	The Fund may be an appropriate investment for investors who are seeking monthly, federally tax-
exempt dividends to produce income or to be reinvested for modest growth and are willing to accept fluctuations in the value of their investment.

Principal Investment Strategies

The Fund invests in a portfolio of securities issued by or on behalf of state or local governments and other public authorities. In the opinion of the issuer’s bond counsel, interest on these obligations is exempt from federal income tax.

Under normal market conditions, the Fund invests at least 80% of its net assets in municipal obligations. The Fund specifically limits these investments to municipal bonds and municipal notes (including floating rate obligations) and securities of unaffiliated tax-exempt mutual funds. The Fund may invest up to 20% of its assets in securities that do not meet the criteria stated above (taxable securities or municipal obligations the interest on which is treated as a tax preference item for purposes of the federal alternative minimum tax).

The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

The Fund may also invest in taxable securities that mature one year or less from the time of purchase. These taxable investments are generally made for liquidity purposes or as a temporary investment of cash pending investment in municipal obligations.

The Sub-Advisor, Van Kampen, may invest in below investment grade bonds (rated Ba or lower by Moody’s or BB or lower by S&P, sometimes called “junk bonds”) as rated by at least one independent rating agency, or if unrated, judged to be of comparable quality by Van Kampen.

In adverse markets, the Fund may seek to protect its investment position by investing up to 50% of its portfolio in taxable short-term investments such as:

  U.S. government securities;
  commercial paper rated in the highest grade by either S&P or Moody’s;
  obligations of U.S. banks;
  time or demand deposits in U.S. banks; and
  repurchase agreements relating to municipal securities or any of the foregoing taxable instruments.

Interest income from these investments that is distributed to you by the Fund may be taxable.

The Fund is “non-diversified,” which means that it may invest more of its assets in the securities of fewer issuers than diversified mutual funds.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of companies and is more likely than more diversified funds to be significantly affected by a specific stock's poor performance.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class A shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class A Return Before Taxes	%	%	%
Class A Return After Taxes on Distributions
Class A Return After Taxes on Distribution and Sale of Fund Shares
Class B Return Before Taxes
Class C Return Before Taxes
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class
A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Van Kampen Asset Management
• Thomas M. Byron (since 1999), Vice President
• Robert J. Stryker (since 2007), Vice President
• Rob Wimmel (since 2009), Executive Director and Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page of the Prospectus*; and

* Distributions designated as “exempt-interest dividends” by this Fund are generally not subject to federal income tax. However, if you receive Social Security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in this Fund may have on the federal taxation of your benefits. In addition, an investment in this Fund may result in liability for federal alternative minimum tax, both for individual and corporate shareholders. This Fund may invest a portion of its assets in securities that generate income that is not exempt from federal (or state and local) income tax. Income exempt from federal tax may be subject to state and local income tax. In addition, any capital gains distributed by this Fund will be taxable as described in
“Tax Considerations.”

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page of the Prospectus.

MONEY MARKET FUND

Objective: The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in
“Choosing a Share Class” and “The Costs of Investing” beginning on pages and ___, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

			Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases			None	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)			1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009		XXXXX	Class A	Class B	Class C
Management Fees
Distribution and/or Service (12b-1) Fees			0.00	1.00	1.00
Other Expenses			%	%	%
%
Total Annual Fund Operating Expenses			%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense
Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $
Class B
Class C

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $
Class B
Class C

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was _____% of the average value of its portfolio.

Investor Profile:	The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much principal risk.

Principal Investment Strategies

The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which PGI believes present minimal credit risks. At the time the Fund purchases each security, it is an “eligible security” as defined in the regulations issued under the Investment Company Act of 1940, as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:

  to take advantage of market variations;
  to generate cash to cover sales of Fund shares by its shareholders; or
  upon revised credit opinions of the security’s issuer.

The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:

securities issued or guaranteed by the U.S. government, including Treasury bills, notes and bonds;
securities issued or guaranteed by agencies or instrumentalities of the U.S. government. These are backed either the full faith and credit of the U.S. government or by the credit of the particular agency or instrumentality;
bank obligations including:
certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or, bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance credit needs;
corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or remaining to maturity;
repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week)
may also have a longer maturity; and
taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers generate taxable income.

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Before the Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.

As with all mutual funds, the value of the Fund’s assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class A shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class A Return Before Taxes	%	%	%
Class B Return Before Taxes
Class C Return Before Taxes
Barclays Capital U.S. Treasury Bellwethers 3 Month Index (reflects no deduction for fees, expenses, or taxes)

To obtain the Fund’s current yield, call 1-800-222-5852.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class
A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Tracy Reeg (since 2004), Portfolio Manager
• Alice Robertson (since 2000), Trader

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page of the Prospectus.

SHORT-TERM BOND FUND

Objective: The Fund seeks to provide current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in
“Choosing a Share Class” and “The Costs of Investing” beginning on pages and ___, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A		Class C
Maximum Sales Charge (Load) Imposed on Purchases	2.25%		None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%		1.00%
(as a percentage of dollars subject to charge)
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009		XXXXX	Class A	Class C
Management Fees
Distribution and/or Service (12b-1) Fees			0.15	1.00
Other Expenses			%	%
%
Total Annual Fund Operating Expenses			%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Class A	$ $	$ $
Class C

You would pay the following expenses if you did not redeem your shares:

1 year	3 years	5 years	10 years
Class A	$ $	$ $
Class C

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was _____% of the average value of its portfolio.

Investor Profile:	The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Principal Investment Strategies

The Fund invests primarily in short-term fixed-income securities. Under normal circumstances, the Fund maintains an effective maturity of four years or less and a dollar-weighted effective maturity of not more than three years. In determining the average effective maturity of the Fund’s assets, the maturity date of a callable security or probable securities may be adjusted to reflect the judgment of PGI regarding the likelihood of the security being called or prepaid. The Fund considers the term “bond” to mean any debt security. Under normal circumstances, it invests at least 80% of its net assets (plus any borrowings for investment purposes) in:

  securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
  debt securities of U.S. issuers rated in the four highest grades by Standard & Poor’s Rating Service or Moody’s Investors Service, Inc. or, if unrated, in the opinion of PGI of comparable quality; and
  mortgage-backed securities representing an interest in a pool of mortgage loans.

The Fund may invest in below-investment-grade fixed-income securities (commonly known as “junk bonds” or “high yield securities”) (rated BB or lower by S&P or Ba or lower by Moody’s).

The Fund may invest in Eurodollar and Yankee Obligations and foreign securities. The Fund may invest in asset-backed securities. The Fund may enter into dollar roll transactions, which may involve leverage. The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class A shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class A Return Before Taxes	%	%	%
Class A Return After Taxes on Distributions
Class A Return After Taxes on Distribution and Sale of Fund Shares
Class C Return Before Taxes
Barclays Capital Government/Credit 1-3 Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class
A shares only and would be different for Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Craig Dawson (since 2005), Portfolio Manager
• Timothy R. Warrick (since 2009), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page of the Prospectus.

SHORT-TERM INCOME FUND

Objective:	The Fund seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages ___ and ___, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page ____ of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases	2.25%	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	1.00%
(as a percentage of dollars subject to charge)
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class A	Class C
Management Fees
Distribution and/or Service (12b-1) Fees		0.15	1.00
Other Expenses		%	%
	%
Total Annual Fund Operating Expenses		%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $
Class C

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$ $		$ $
Class C

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was _____% of the average value of its portfolio.

Investor Profile:	The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Principal Investment Strategies

The Fund invests in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated in the four highest grades by Standard & Poor’s Rating Service or Moody’s Investors Service, Inc. or, if unrated, in the opinion of Edge of comparable quality. Under normal circumstances, the Fund maintains an effective maturity of five years or less and a dollar-weighted average duration of three years or less. The Fund’s investments may also include corporate securities, U.S. and foreign government securities, repurchase agreements, mortgage-backed and asset-backed securities, and real estate investment trust securities.

The Fund may invest in foreign fixed-income securities, primarily bonds of foreign governments or their political subdivisions, foreign companies and supranational organizations, including non-U.S. dollar-denominated securities and U.S. dollar-denominated fixed-income securities issued by foreign issuers and foreign branches of U.S. banks. The Fund may invest in preferred securities. The Fund may enter into dollar roll transactions, which may involve leverage. The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets. This Fund may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class A shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class A Return Before Taxes	%	%	%
Class A Return After Taxes on Distributions
Class A Return After Taxes on Distribution and Sale of Fund Shares
Class C Return Before Taxes
Citigroup Broad Investment-Grade Credit 1-3 Years (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• Scott Peterson (since 2010), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page of the Prospectus.

PURCHASE OF FUND SHARES

Shares of the Funds are generally purchased through persons employed by or affiliated with broker/dealer firms (“‘Financial Professionals”). Financial Professionals may establish shareholder accounts according to their procedures or they may establish shareholder accounts directly with the Fund by visiting www.PrincipalFunds.com to obtain the appropriate forms.

An investment in the Fund may be held in various types of accounts, including individual, joint ownership, trust, and business accounts. The Fund also offers a range of custodial accounts for those who wish to invest for retirement and/ or education expenses. Prospective shareholders should consult with their Financial Professional prior to making decisions about the account and type of investment that are appropriate for them. The Fund reserves the right to refuse any order for the purchase of shares, including those by exchange. Principal may recommend to the Board, and the Board may elect, to close certain funds to new investors or close certain funds to new and existing investors.

Payments are to be made via personal or financial institution check (for example, a bank or cashier's check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, starter checks, money orders, travelers' checks, credit card checks, and foreign checks.

To eliminate the need for safekeeping, Principal Funds will not issue certificates for shares.

Making an Investment

Principal Funds has a minimum initial investment amount of $1,000 and a minimum subsequent investment amount of $100. Initial and subsequent investment minimums apply on a per-fund basis for each Fund or Portfolio in which a shareholder invests.

Shareholders must meet the minimum initial investment amount of $1,000 unless an Automatic Investment Plan (“‘AIP”) is established. With an AIP, the minimum initial investment is $100. Accounts or automatic payroll deduction plans established with an AIP that do not meet the minimum initial investment must maintain subsequent automatic investments that total at least $1,200 annually. Minimums may be waived on accounts set up for: certain employee benefit plans; retirement plans qualified under Internal Revenue Code Section 401(a); payroll deduction plans submitting contributions in an electronic format devised and/or approved by the Fund; and purchases through an omnibus account with a broker-dealer, investment advisor, or other financial institution.

Payment. Payment for Fund shares is generally made via personal check or cashiers check. We consider your purchase of Fund shares by check to be your authorization to make an automated clearing house (“ACH”) debit entry to your account. Shares purchased by check may be sold only after the check has cleared your bank, which may take up to 7 calendar days.

The Funds may, in their discretion and under certain limited circumstances, accept securities as payment for Fund shares at the applicable net asset value (“‘NAV”). For federal income tax purposes, a purchase of shares with securities will be treated as a sale or exchange of such securities on which the investor will generally realize a taxable gain or loss. Each Fund will value securities used to purchase its shares using the same method the Fund uses to value its portfolio securities as described in this prospectus.

Your Financial Professional can help you buy shares of the Funds by mail, through bank wire, direct deposit, or AIP. No wires are accepted on days when the NYSE is closed or when the Federal Reserve is closed (because the bank that would receive your wire is closed). Contact information for the Fund is as follows:

Mailing Addresses:

Regular Mail	Overnight Mail
Principal Funds	Principal Funds
P.O. Box 8024	30 Dan Road
Boston, MA 02266-8024	Canton, MA 02021-2809

Customer Service
You may speak with a Client Relations Specialist by calling 1-800-222-5852, between 7:00 a.m. and 7:00 p.m. Central
Time.

Wire Instructions: To obtain ACH or wire instructions, please contact a Client Relations Specialist.

Direct Deposit
Your Financial Professional can help you make a Direct Deposit from your paycheck (if your employer approves) or from a government allotment. Direct Deposit allows you to deposit automatically all or part of your paycheck (or government allotment) to your Principal Funds account(s). You can request a Direct Deposit Authorization Form to give to your employer or the governmental agency (either of which may charge a fee for this service). Shares will be purchased on the day the ACH notification is received by the transfer agent’s bank. On days when the NYSE is closed, but the bank receiving the ACH notification is open, your purchase will be priced at the next calculated share price.

Automatic Investment Plan (“AIP”)

Your Financial Professional can help you establish an AIP. You may make regular monthly investments with automatic deductions from your bank or other financial institution account. You select the day of the month the deduction is to be made. If that date is a non-trading day, we will process the deduction on the next trading day. If the next trading day falls in the next month or year, we will process the deduction on the day prior to your selected day. The minimum initial investment is waived if you set up an AIP when you open your account. Minimum monthly purchase is $100 per Fund.

NOTE: No salesperson, dealer or other person is authorized to give information or make representations about a
Fund other than those contained in this Prospectus. Information or representations not contained in this prospectus may not be relied upon as having been provided or made by Principal Funds, a Fund, Principal, any Sub-Advisor, or PFD.

REDEMPTION OF FUND SHARES

After you place a sell order in proper form, which must be received at the transaction processing center in Canton,
Massachusetts, shares are sold using the next share price calculated. The amount you receive will be reduced by any applicable CDSC or excessive trading fee. There is no additional charge for a sale of shares however; you will be charged a $10 wire fee if you have the sale proceeds wired to your bank. Generally, the sale proceeds are sent out on the next business day* after the sell order has been placed. It may take additional business days for your financial institution to post this payment to your account at that financial institution. At your request, the check will be sent overnight (a $15 overnight fee will be deducted from your account unless other arrangements are made). Shares purchased by check may be sold only after the check has cleared your bank, which may take up to 7 calendar days. A sell order from one owner is binding on all joint owners.
* a day when the NYSE is open for normal business

Distributions from IRA, SEP, SIMPLE, 403(b) and SAR-SEP accounts may be taken as:
• lump sum of the entire interest in the account,
• partial interest in the account, or
•	periodic payments of either a fixed amount or an amount based on certain life expectancy calculations.
Tax penalties may apply to distributions before the participant reaches age 59 1/2.

Sale of shares may create a gain or a loss for federal (and state) income tax purposes. You should maintain accurate records for use in preparing your income tax returns.

Generally, sales proceeds checks are:

  payable to all owners on the account (as shown in the account registration) and mailed to the address on the account (if not changed within last 15 days) or previously authorized bank account.

For other payment arrangements, please call Principal Funds. You should also call Principal Funds for special instructions that may apply to sales from accounts:

  when an owner has died
  for certain employee benefit plans; or
  owned by corporations, partnerships, agents, or fiduciaries.

Payment for shares sold is generally sent the business day after the sell order is received. Under unusual circumstances, Principal Funds may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Within 60 calendar days after the sale of shares, you may reinvest the amount of the sale proceeds into any Principal Funds Class A shares without a sales charge if the shares that were sold were Class A shares, or were Class B shares on which a CDSC was paid or on which the CDSC was waived in connection with a Required Minimum Distribution, involuntary redemption, or due to the death of the shareholder. Within 60 calendar days after the sale of Class C shares, any amount of the sale proceeds that you reinvest will be reinvested in Class C shares; shares purchased by redemption proceeds are not subject to the twelve month CDSC. It is the responsibility of the shareholder to notify the Fund at the time of repurchase if the purchase proceeds are from a redemption of the Fund within the past 60 days.

The transaction is considered a sale for federal (and state) income tax purposes even if the proceeds are reinvested. If a loss is realized on the sale, the reinvestment may be subject to the “wash sale” rules resulting in the postponement of the recognition of the loss for tax purposes.

Distributions in Kind. Payment for shares of the Funds tendered for redemption is ordinarily made by check. However, the Funds may determine that it would be detrimental to the remaining shareholders of a Fund to make payment of a redemption order wholly or partly in cash. Under certain circumstances, therefore, each of the Funds may pay the redemption proceeds in whole or in part by a distribution “in kind” of securities from the Fund’s portfolio in lieu of cash. If a Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. Each Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described in this prospectus.

Sell shares by mail

Send a letter or distribution form (call us for the form) which is signed by the owner/owners of the account to
Funds, P.O. Box 8024, Boston, MA 02266-8024. Specify the Fund(s) and account number.
Specify the number of shares or the dollar amount to be sold.
A Medallion Signature Guarantee* will be required if the:
sell order is for more than $100,000;
check is being sent to an address other than the account address;
wire or ACH is being sent to a shareholder's U.S. bank account not previously authorized or the request does
not	include a voided check or deposit slip indicating a common owner between the bank account and mutual
fund	account;
account address has been changed within 15 days of the sell order; or
check is payable to a party other than the account shareholder(s), Principal Life, or a retirement plan trustee or
custodian	that has agreed in writing to accept a transfer of assets from the Fund.
*	If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member, or brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable.

Sell shares in amounts of $100,000 or less by telephone

  The request may be made by a shareholder or by the shareholder’s Financial Professional.
  The combined amount requested from all funds to which the redemption request relates is $100,000 or less.
  The address on the account must not have been changed within the last 15 days and telephone privileges must apply to the account from which the shares are being sold.
  If our phone lines are busy, you may need to send in a written sell order.
  To sell shares the same day, the order must be received in good order before the close of normal trading on the NYSE (generally 3:00 p.m. Central Time).
  Telephone redemption privileges are NOT available for Principal Funds 403(b) plans and certain employer sponsored benefit plans.
  If previously authorized, wire or ACH can be sent to a shareholder’s U.S. bank account.

Sell shares by checkwriting (Class A shares of Money Market Fund only)

  Checkwriting must be elected on initial application or by written request to Principal Funds. Such election continues in effect until the Fund receives written notice revoking or changing the election.
  The Fund can only sell shares after your check making the Fund investment has cleared your bank.
  Checks must be written for at least $250. The Fund reserves the right to increase the minimum check amount.
  The rules of the bank on which the checks are drawn concerning checking accounts apply.
  If the account does not have sufficient funds to cover the check, it is marked “Insufficient Funds” and returned (the Fund may revoke checkwriting on accounts on which “Insufficient Funds” checks are drawn).
  Accounts may not be closed by withdrawal check (accounts continue to earn dividends until checks clear and the exact value of the account is not known until the check is received by the bank).
  Checkwriting is available only for non-qualified accounts.
  Neither the Fund, the bank nor Principal shall incur any liability for honoring the checks, selling shares to pay checks, or for returning checks unpaid.
  Checkwriting may be converted to a point-of-purchase debit from your account. This only applies if such service is available at the business with which you are doing business.

Systematic withdrawal plans

You may set up a systematic withdrawal plan on a monthly, quarterly, semiannual, or annual basis to:

  sell enough shares to provide a fixed amount of money ($100 minimum amount; the required minimum is waived to the extent necessary to meet the required minimum distribution as defined by the Internal Revenue Code), pay insurance or annuity premiums or deposits to Principal Life (call us for details), and provide an easy method of making monthly installment payments (if the service is available from your creditor who must supply the necessary forms).

You can set up a systematic withdrawal plan by:

  completing the applicable section of the application, or
  sending us your written instructions, or
  completing a Systematic Withdrawal Plan Request form (available on www.PrincipalFunds.com), or calling us if you have telephone privileges on the account (telephone privileges may not be available for all types of accounts).

Your systematic withdrawal plan continues until:

  you instruct us to stop or
  your Fund account balance is zero.

When you set up the withdrawal plan, you select which day you want the sale made (if none is selected, the sale will be made on the 15th of the month). If the selected date is not a trading day, the sale will take place on the preceding trading day (if that day falls in the month or year prior to your selected date, the transaction will take place on the next trading day after your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us. Sales made under your systematic withdrawal plan will reduce and may eventually exhaust your account.

The Fund from which the systematic withdrawal is made makes no recommendation as to either the number of shares or the fixed amount that you withdraw.

Excessive Trading fee (other than Money Market Fund). An excessive trading fee may apply to redemptions made within 30 days of purchase as described in “Frequent Purchases and Redemptions.” If excessive trading is deemed to be occurring, additional restrictive actions may be taken, as described in the “Frequent Purchases and Redemption” section.

EXCHANGE OF FUND SHARES

Your shares in the Funds may be exchanged without a sales charge or CDSC for the same class of any other Principal Funds (except Money Market). The Fund reserves the right to revise or terminate the exchange privilege at any time. Notice will be provided to shareholders of any such change, to the extent required by law.

Exchanges from Money Market Fund

Class A shares of Money Market Fund may be exchanged into:

Class A shares of other Funds.
If Money Market Fund shares were acquired by direct purchase, a sales charge will be imposed on the exchange into other Class A shares.
If Money Market Fund shares were acquired by (1) exchange from other Funds, (2) conversion of Class B shares, or (3) reinvestment of dividends earned on Class A shares that were acquired through exchange, no sales charge will be imposed on the exchange into other Class A shares.
Class B or Class C shares of other Funds – subject to the applicable CDSC.

You may exchange shares by:

  sending a written request to Principal Funds, P.O. Box 8024, Boston, MA 02266-8024,
  via the Internet at www.PrincipalFunds.com, or
  calling us, if you have telephone privileges on the account.

Automatic Exchange Election

This election authorizes an exchange from one fund of Principal Funds to another on a monthly, quarterly, semiannual or annual basis. You can set up an automatic exchange by:

  completing the Automatic Exchange Election section of the application, calling us if telephone privileges apply to the account from which the exchange is to be made, or sending us your written instructions.
  completing an Automatic Exchange Election form (available on www.principalfunds.com)

Your automatic exchange continues until:

  you instruct us to stop by calling us if telephone privileges apply to the account or by sending us your written instructions; or
  your Fund account balance is zero.

You may specify the day of the exchange (if none is selected, the exchange will be made on the 15th of the month). If the selected day is not a trading day, the sale will take place on the preceding trading day (if that day falls in the month or year prior to your selected date, the transaction will take place on the next trading day after your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.

General

  An exchange by any joint owner is binding on all joint owners.
  If you do not have an existing account in the Fund to which the exchange is being made, a new account is established. The new account has the same owner(s), dividend and capital gain options and dealer of record as the account from which the shares are being exchanged.
  All exchanges are subject to the minimum investment and eligibility requirements of the Fund being acquired.
  You may acquire shares of a Fund only if its shares are legally offered in your state of residence.
  For an exchange to be effective the day we receive your instruction, we must receive the instruction in good order at our transaction processing center in Canton, Massachusetts before the close of normal trading on the NYSE
  (generally 3 p.m. Central Time).

When money is exchanged or transferred from one account registration or tax identification number to another, the account holder is relinquishing his or her rights to the money. Therefore exchanges and transfers can only be accepted by telephone if the exchange (transfer) is between:

  accounts with identical ownership,
  an account with a single owner to one with joint ownership if the owner of the single owner account is also an owner of the account with joint ownership, a single owner to a UTMA account if the owner of the single owner account is also the custodian on the UTMA account, or a single or jointly owned account to an IRA account to fund the yearly IRA contribution of the owner (or one of the owners in the case of a jointly owned account).

The exchange is treated as a sale of shares for federal (and state) income tax purposes and may result in a capital gain or loss. Income tax rules regarding the calculation of cost basis may make it undesirable in certain circumstances to exchange shares within 90 days of their purchase.

Fund shares used to fund an employee benefit plan may be exchanged only for shares of other Funds available to employee benefit plans. Such an exchange must be made by following the procedures provided in the employee benefit plan and the written service agreement.

Excessive Trading fee (other than Money Market Fund). An excessive trading fee may apply to exchanges made within 30 days of purchase as described in “Frequent Purchases and Redemptions.” If excessive trading is deemed to be occurring, additional restrictive actions may be taken, as described below.

TAX CONSIDERATIONS

Shareholders are responsible for federal income tax (and any other taxes, including state and local income taxes, if applicable) on dividends and capital gains distributions whether such dividends or distributions are paid in cash or reinvested in additional shares. Special tax rules apply to distributions from IRAs and other retirement accounts. You should consult a tax advisor to determine the suitability of the Fund as an investment by such a plan and the tax treatment of Fund distributions.

Generally, dividends paid by the Funds from interest, dividends, or net short-term capital gains will be taxed as ordinary income. Distributions properly designated by the Fund as deriving from net gains on securities held for more than one year are taxable as such (generally at a 15% tax rate), regardless of how long you have held your shares. For taxable years beginning before January 1, 2011, distributions of investment income properly designated by the Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gains.

Investments by a Fund in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of the Funds that invest in foreign securities may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Early in each calendar year, each Fund will notify you of the amount and tax status of distributions paid to you for the preceding year.

A dividend or distribution made shortly after the purchase of shares of a Fund by a shareholder, although in effect a return of capital to that shareholder, would be taxable to that shareholder as described above, subject to a holding period requirement for dividends designated as qualified dividend income.

Because of tax law requirements, you must provide the Funds with an accurate and certified taxpayer identification number (for individuals, generally a Social Security number) to avoid “back-up” withholding, which is currently imposed at a rate of 28%.

Any gain resulting from the sale, redemption, or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state, and local taxes.

Investments by a Fund in certain debt instruments or derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under the Internal Revenue Code. The Fund’s use of derivatives will also affect the amount, timing, and character of the Fund’s distributions.

The information contained in this prospectus is not a complete description of the federal, state, local, or foreign tax consequences of investing in the Fund. You should consult your tax advisor before investing in the Fund.

DISTRIBUTION PLANS AND INTERMEDIARY COMPENSATION

Distribution and/or Service (12b-1) Fees

Principal Funds Distributor, Inc. ("PFD" or the "Distributor") is the distributor for the Class A, Class B, and Class C shares of Principal Funds, Inc. PFD is an affiliate of Principal Life Insurance Company and with it is a subsidiary of Principal Financial Group, Inc. and member of the Principal Financial Group®.

Principal Funds has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act for each of the Class A, Class B, and Class C shares of Principal Funds. Under the 12b-1 Plans, except as noted below, each Fund makes payments from its assets attributable to the particular share class to the Fund's Distributor for distribution-related expenses and for providing services to shareholders of that share class. Payments under the 12b-1 plans are made by the Funds to the Distributor pursuant to the 12b-1 plans regardless of the expenses incurred by the Distributor. When the Distributor receives Rule 12b-1 fees, it may pay some or all of them to intermediaries whose customers are shareholders of the funds for sales support services and for providing services to shareholders of that share class. Intermediaries may include, among others, broker-dealers, registered investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators, and insurance companies. Because Rule 12b-1 fees are paid out of Fund assets and are ongoing fees, over time they will increase the cost of your investment in the Funds and may cost you more than other types of sales charges.

The maximum annual Rule 12b-1 fee for distribution related expenses and/or for providing services to shareholders under each 12b-1 plan (as a percentage of average daily net assets) is:

Share Class	Maximum Annualized Rate 12b-1 Fee
Class A(1)	0.25% (0.15% for LargeCap S&P 500 Index, Short-Term Bond, and Short-Term Income Funds)
Class B	1.00%
Class C	1.00%

(1) Class A shares of the Money Market Fund are not subject to Rule 12b-1 fees.

Generally, to receive service fees from the Distributor, dealers or other intermediaries must be the dealer of record for shares with average daily net assets of at least $100,000. Generally, Class A shares must be held for three months before these fees are paid. In the case of Class B and C shares, generally these fees are not paid until such shares have been held for twelve months.

The Distributor generally uses Rule 12b-1 fees to finance any activity that is primarily intended to result in the sale of shares and for providing services to shareholders of the share class. In addition to shareholder services, examples of such distribution related expenses include compensation to salespeople, including ongoing commissions payments for class C shares, and selected dealers (including financing the commission paid to the dealer at the time of the sale), printing of prospectuses and statements of additional information and reports for other than existing shareholders, and preparing and conducting sales seminars.

Payments under the 12b-1 plans will not automatically terminate for funds that are closed to new investors or to additional purchases by existing shareholders. The fund Board will determine whether to terminate, modify, or leave unchanged the 12b-1 plans if the Board directs the closure of a fund.

Commissions, Finders' Fees, and Ongoing Payments

In the case of Class A shares, all or a portion of the initial sales charge that you pay may be paid by the Distributor to intermediaries selling Class A shares. The Distributor may pay these intermediaries a finders' fee of up to 1.00% on purchases of $1,000,000 or more (or $500,000 or more depending on the Fund purchased), excluding purchases by qualified retirement plans in omnibus accounts which are not subject to initial sales charges. See immediately below for details. See "Choosing a Share Class" for more details. Additionally, as noted above, the Distributor generally makes ongoing payments to your intermediary for services provided to you at an annual rate of up to 0.25% of average net assets attributable to your investment in Class A shares.

The Distributor may pay intermediaries a finders' fee on initial investments by qualified retirement plans in omnibus accounts, which are not subject to initial sales charges, provided the selling intermediary notifies the Distributor within 90 days of the initial purchase that the transaction is eligible for the payment of a finders' fee. The finders' fee on initial investments of $500,000 to $3,000,000 may be in an amount of up to 1% of the initial purchase. Initial investments by qualified retirement plans in omnibus accounts over $3,000,000 may be eligible for a finders' fee in accordance with the schedule determined by the Distributor but shall not be paid a fee greater than 1.00% of the initial amount. Initial investments include transfers, rollovers and other lump sum purchases, excluding ongoing systematic investments, made within 90 days of the initial funding of the account. The dealer shall, upon request by the Distributor provided within 90 days of the triggering event, refund the finders' fee to the Distributor if assets are liquidated within 12 months of the initial purchase or trading restrictions are placed on the account in accordance with the Funds' frequent trading policy.

In the case of Class B shares, the Distributor will pay, at the time of your purchase, a commission to your intermediary in an amount equal to 4.00% of your investment. Additionally, as noted above, the Distributor generally makes ongoing payments to your intermediary for services provided to you at an annual rate of 0.25% of average net assets attributable to your investment in Class B shares.

In the case of Class C shares, the Distributor will pay, at the time of your purchase, a commission to your intermediary in an amount equal to 1.00% of your investment. Additionally, as noted above, the Distributor generally makes ongoing payments to your intermediary for distribution and services provided to you at an annual rate of 1.00% of average net assets attributable to your investment in Class C shares.

Additional Payments to Intermediaries

In addition to, rather than in lieu of, payments for distribution-related expenses and for providing services to shareholders pursuant to 12b-1 plans and fees the Fund pays to its transfer agent, the transfer agent or one of its affiliates, on behalf of a Fund, may enter into agreements with intermediaries pursuant to which the Fund will pay an intermediary for administrative, networking, recordkeeping, sub-transfer agency and/or shareholder services. These payments are generally based on either (1) a percentage of the average daily net assets of Fund shares serviced by an intermediary and/or (2) a fixed dollar amount for each account serviced by an intermediary.

The Fund will pay, or reimburse Principal or its affiliates for, such fees payable to intermediaries. In addition, Principal or its affiliates may pay out of their past profits or other resources amounts to intermediaries that support the sale of shares of the Fund or provide services to Fund shareholders. The amount of these payments may create an incentive for the intermediary or its Financial Professionals to recommend or sell shares of the Fund to you.

These additional payments are negotiated and may be based on such factors as the number or value of shares the intermediary sells or may sell; the value of client assets invested; the number of client accounts; or the type and nature of services or support furnished by the intermediary. These payments may be in addition to payments of Rule 12b-1 fees and/or other payments listed above made by a Fund. In connection with these payments, the intermediary may elevate the prominence or profile of the Fund within the intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways with in the intermediary's organization. The amounts paid to intermediaries vary by share class and by fund.

For more information, see the Statement of Additional Information (SAI).

Although the additional payments made to an intermediary in any given year may vary, such payments will generally not exceed (a) 0.25% of the current year's sales of Fund shares by that intermediary and/or (b) 0.25% of average daily net assets of Fund shares serviced by that intermediary over the year.

APF Fees

Principal also offers revenue sharing payments related to SAM Portfolio shares purchased prior to March 1, 2006, referred to as "Advisor Paid Fees," to all intermediaries with active selling agreements with the Distributor. The Advisor Paid Fees are paid at an annual rate of up to 0.50% of the average net assets of Class A shares of the Portfolios serviced by such intermediaries and an annual rate of up to 0.125% of the average net assets of Class C shares purchased prior to March 1, 2006, of the Portfolios serviced by such intermediaries. These payments are made from Principal's profits and may be passed on to your Financial Professional at the discretion of his or her intermediary firm. These payments may have created an incentive for the intermediaries and/or Financial Professionals to recommend or offer shares of the Portfolios over other investment alternatives.

Expense Reimbursement

Additionally, the Distributor and its affiliates will, in some cases, provide payments to reimburse directly or indirectly the costs incurred by intermediaries and their associated Financial Professionals in connection with educational seminars and training and marketing efforts related to the Funds for the intermediaries' employees and representatives and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment, and meals. The Distributor will also, in some cases, provide payment or reimbursement for expenses associated with qualifying dealers' conferences, transactions ("ticket") charges, and general marketing expenses.

Additional Information

If one mutual fund sponsor makes greater payments than another, your Financial Professional and his or her intermediary may have an incentive to recommend one fund complex over another. Similarly, if your Financial Professional or his or her intermediary receives more distribution assistance for one fund or share class versus another, then they may have an incentive to recommend that fund or share class.

Financial Professionals who deal with investors on an individual basis are typically associated with an intermediary. Financial Professionals may receive some or all of the amounts paid to the intermediary with which he or she is associated. You can ask your Financial Professional for information about any payments he or she or the intermediary receives from the Distributor, its affiliates or the Fund and any services provided.

Please speak with your Financial Professional to learn more about the total amounts paid to your Financial Professional and his or her intermediary by the Funds, the Distributor and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also carefully review disclosures made by your Financial Professional at the time of purchase.

Your intermediary may charge fees and commissions, including processing fees, in addition to those described in this prospectus. The amount and applicability of any such fee is determined and disclosed separately by the intermediary. You should ask your Financial Professional for information about any fees and/or commissions that are charged.

THE COSTS OF INVESTING

Fees and Expenses of the Funds
This section describes the fees and expenses you may pay if you invest in Class A, B, or C shares of a Fund. You may pay both one-time fees and ongoing fees. The table below shows the one-time fees you may pay directly if you invest in a Fund. The ongoing fees are the operating expenses of a Fund, which are described in a table provided with the description of each Fund. The ongoing operating expenses include fees paid to a Fund’s manager, underwriter and others who provide services to the Fund. These expenses reduce the value of each share you own.

Fees and expenses are important because they lower your earnings. However, low costs do not guarantee higher earnings. For example, a fund with no front-end sales charge may have higher ongoing expenses than a fund with such a sales charge. Before investing, you should be sure you understand the nature of different costs. Your Financial
Professional can help you with this process. An example of the impact of both the one-time and ongoing fees on an investment in a Fund is also provided with the description of each Fund.

You may obtain more information about sales charge reductions and waivers through a link on the Fund’s website at www.PrincipalFunds.com, from the SAI, or from your Financial Professional.

One-time Fees
• You may pay a one-time sales charge for each purchase (Class A shares) or redemption (Class B or Class C shares).
• Class A shares may be purchased at a price equal to the share price plus an initial sales charge. Investments of
$1 million ($500,000 for the Bond & Mortgage Securities, California Municipal, Global Diversified Income,
Government & High Quality Bond, High Yield, Income, Inflation Protection, Preferred Securities, Principal
Lifetime Strategic Income, Short-Term Bond, Short-Term Income, Tax-Exempt Bond Funds and the SAM
Flexible Income Portfolio) or more of Class A shares are sold without an initial sales charge but may be subject to a contingent deferred sales charge (CDSC) at the time of redemption.
• Class B and Class C shares have no initial sales charge but may be subject to a CDSC. If you sell (redeem)
shares and the CDSC is imposed, it will reduce the amount of sales proceeds.
• An excessive trading fee of 1.00% is charged on redemptions or exchanges of a Fund’s Class A, Class B, and
Class C shares of $30,000, or more if the shares were purchased within 30 days of the redemption or exchange.
The fee does not apply to redemptions made: through an Automatic Exchange Election or a Systematic Withdrawal
Plan; due to a shareholder’s death or disability (as defined in the Internal Revenue Code); or to satisfy minimum distribution rules imposed by the Internal Revenue Code. The fee is calculated as a percentage of market value of the shares redeemed or exchanged at the time of redemption or exchange (without regard to the effect of any
CDSC that may apply). The excessive trading fee does not apply to shares redeemed/exchanged from the Money
Market Fund.

Ongoing Fees
Ongoing fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the
Funds.

Each Principal LifeTime Fund and SAM Portfolio, as a shareholder in the underlying fund, bears its pro rata share of the operating expenses incurred by each underlying fund. The investment return of each Principal LifeTime Fund and
SAM Portfolio is net of the underlying funds’ operating expenses.

Each of the Funds pays ongoing fees to Principal and others who provide services to the Fund. These fees include:
• Management Fee—Through the Management Agreement with the Fund, Principal has agreed to provide investment advisory services and corporate administrative services to the Funds.
• Distribution Fee—Each of the Funds has adopted a distribution plan under Rule 12b-1 of the Investment Company
Act of 1940 for its Class A (except the Money Market Fund), Class B, and Class C shares. Under the plan, Class A,
Class B, and Class C shares of each Fund pay a distribution fee based on the average daily net asset value (NAV)
of the Fund. These fees pay distribution and other expenses for sale of Fund shares and for services provided to shareholders. Because they are ongoing fees, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

•	Transfer Agent Fee—Principal Shareholder Services, Inc. (“PSS”) has entered into a Transfer Agency Agreement with the Fund under which PSS provides transfer agent services to the Class A, Class B, and Class C shares of the
Fund. These services are currently provided at cost.
•	Acquired Fund Fees and Expenses - fees and expenses charged by other investment companies in which a Fund invests a portion of its assets.

Class A, Class B, and Class C shares of the Funds also pay expenses of registering and qualifying shares for sale, the cost of producing and distributing reports and prospectuses to Class A, Class B, and Class C shareholders, the cost of shareholder meetings held solely for Class A, Class B, and Class C shares, and other operating expenses of the
Fund.

The table below describes the one-time fees that you may pay directly if you buy or redeem shares of a Fund.

Shareholder Fees
(fees paid directly from your investment)
		Class A	Class B	Class C
Maximum sales charge imposed on purchases
(as a % of offering price)
	All Equity Funds, except LargeCap S&P 500 Index Fund	5.50%(1)	None	None
	Global Diversified Income Fund	3.75%(1)	N/A	None
Bond & Mortgage Securities, California Municipal, High Yield, Inflation Protection, Preferred
Securities, Principal LifeTime Strategic Income, and Tax-Exempt Bond Funds, and SAM Flexible
	Income Portfolio	3.75%(1)	None	None
	Short-Term Bond and Short-Term Income Funds	2.25%(1)	N/A	None
	Government & High Quality Bond and Income Funds	2.25%(1)	None	None
	LargeCap S&P 500 Index Fund	1.50%(1)	N/A	None
	Money Market Fund	None	None	None
Maximum Contingent Deferred Sales Charge (CDSC)
(as a % of dollars subject to charge)
	All Funds except LargeCap S&P 500 Index Fund	1.00%(2)	5.00%(4)	1.00%(5)
	LargeCap S&P 500 Index Fund	0.25%(2)	N/A	1.00%(5)
Redemption or Exchange Fee
(as a % of amount redeemed/exchanged)
	All Funds except Money Market Fund	1.00%(3)	1.00%(3)	1.00%(3)
	Money Market Fund	None	None	None
(1)	Sales charges are reduced or eliminated for purchases of $50,000 ($100,000 for the Bond & Mortgage Securities, California Municipal, Global
Diversified Income, Government & High Quality Bond, High Yield, Income, Inflation Protection, Preferred Securities, Principal LifeTime Strategic
Income, Short-Term Bond, Short-Term Income, and Tax-Exempt Bond Funds and the SAM Flexible Income Portfolio) or more. See "Front-end sales charge - Class A shares."
(2)	A contingent deferred sales charge applies on certain redemptions made within 12 months following purchases of $1 million ($500,000 for the
Bond & Mortgage Securities, California Municipal, Government & High Quality Bond, High Yield, Global Diversified Income, Income, Inflation
Protection, Preferred Securities, Principal LifeTime Strategic Income, Short-Term Bond, Short-Term Income, and Tax-Exempt Bond Funds and
the SAM Flexible Income Portfolio) or more made without a sales charge. There is no CDSC on Class A shares of the Money Market Fund that are directly purchased by the shareholder. Class A shares of the Money Market Fund that are obtained through an exchange of another Fund's shares are generally subject to a CDSC of 1.00% on certain redemptions made within 12 months following purchases of $1 million ($500,000 for the Bond & Mortgage Securities, California Municipal, Government & High Quality Bond, High Yield, Global Diversified Income, Income, Inflation
Protection, Preferred Securities, Principal LifeTime Strategic Income, Short-Term Bond, Short-Term Income, and Tax-Exempt Bond Funds and
the SAM Flexible Income Portfolio) or more made without a sales charge.
(3)	Excessive trading fees are charged when $30,000 or more of shares are redeemed or exchanged from one Fund to another Fund within 30 days after they are purchased.
(4)	Contingent deferred sales charges are reduced after 24 months and eliminated after 5 years.
(5)	A contingent deferred sales charge applies on certain redemptions made within 12 months.

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS

Each Fund’s investment objective is described in the summary description of each Fund. The Board of Directors may change a Fund’s objective or the investment strategies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to the Fund’s investment objective or investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will meet its objective.

Each Fund is designed to be a portion of an investor's portfolio. None of the Funds is intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions. Each Fund is subject to Underlying Fund Risk to the extent that a fund of funds invests in the Fund. It is possible to lose money by investing in the Funds.

The information in the remainder of this section does not apply directly to the Principal LifeTime Funds or the Strategic Asset Management (“SAM”) Portfolios, except to the extent the Principal LifeTime Funds or SAM Portfolios invest in securities other than shares of the Underlying Funds. The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.

Securities and Investment Practices

Market Volatility. The value of a fund’s portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights, (a right is an offering of common stock to investors who currently own shares which entitle them to buy subsequent issues at a discount from the offering price), and warrants. (a warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price).Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors (some examples include investment grade corporate bonds, mortgage-backed securities, U.S. government securities and asset-backed securities). The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

Interest Rate Changes. Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.

Credit Risk. Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or “junk” bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.

Credit and Counterparty Risk. Each of the Funds is subject to the risk that the issuer or guarantor of a fixed-income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Liquidity Risk. A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Securities Lending Risk. To earn additional income, each Fund may lend portfolio securities to approved financial institutions. Risks of such a practice include the possibility that a financial institution becomes insolvent, increasing the likelihood that the Fund will be unable to recover the loaned security or its value. Further, the cash collateral received by the Fund in connection with such a loan may be invested in a security that subsequently loses value.

Repurchase Agreements and Loaned Securities

Although not a principal investment strategy, each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association, or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with parties a Sub-Advisor deems creditworthy (those that are large, well-capitalized and well-established financial institutions). In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.

Each of the Funds may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions. These transactions involve a risk of loss to the Fund if the counterparty should fail to return such securities to the Fund upon demand or if the counterparty’s collateral invested by the Fund declines in value as a result of investment losses.

Bank Loans (also known as Senior Floating Rate Interests)

Some of the funds invest in bank loans. Bank loans hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral, and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Bank loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the bank loan. Bank loans are rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Bank loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Bank loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur.

Currency Contracts

The Funds may enter into currency contracts, currency futures contracts and options, and options on currencies for hedging and other purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a Fund’s Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund’s investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.

Forward Commitments

Although not a principal investment strategy, each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of the Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

Warrants

Each of the Funds may invest in warrants though none of the Funds use such investments as a principal investment strategy. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

Real Estate Investment Trusts

The Funds, except the Money Market Fund, may invest in real estate investment trust securities, herein referred to as “REITs.” In addition, the Global Diversified Income, Global Real Estate Securities, and Real Estate Securities Funds typically invest a significant portion of their net assets in REITs. REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. As an investor in a REIT, the Fund will be subject to the REIT’s expenses, including management fees, and will remain subject to the Fund’s advisory fees with respect to the assets so invested. REITs are also subject to the possibilities of failing to qualify for the special tax treatment accorded REITs under the Internal Revenue Code, and failing to maintain their exemptions from registration under the 1940 Act.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities.

High Yield Securities

The Bond & Mortgage Securities, Short-Term Income, Equity Income, Global Diversified Income, High Yield, Income, Inflation Protection, Principal Capital Appreciation, Short-Term Bond, and Tax-Exempt Bond Funds may invest in debt securities rated BB or lower by S&P or Ba or lower by Moody’s or, if not rated, determined to be of equivalent quality by the Sub-Advisor. Such securities are sometimes referred to as high yield or “junk bonds” and are considered speculative. Each of the Principal LifeTime Funds and Strategic Asset Management Portfolios may invest in underlying funds that may invest in such securities.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.

The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund’s shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.

The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Sub-Advisor thinks it is in the best interest of shareholders.

Initial Public Offerings (“IPOs”)

Certain of the Funds may invest in IPOs. An IPO is a company’s first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.

When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders.

Municipal Obligations and AMT-Subject Bonds

The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. General obligation bonds are secured by the issuer’s pledge of its full faith and credit, with either limited or unlimited taxing power for the payment of principal and interest. Revenue bonds are not supported by the issuer’s full taxing authority. Generally, they are payable only from the revenues of a particular facility, a class of facilities, or the proceeds of another specific revenue source.

“AMT-subject bonds” are municipal obligations issued to finance certain “private activities,” such as bonds used to finance airports, housing projects, student loan programs, and water and sewer projects. Interest on AMT-subject bonds is an item of tax preference for purposes of the federal individual alternative minimum tax (“AMT”) and will also give rise to corporate alternative minimum taxes. See “Tax Considerations” for a discussion of the tax consequences of investing in the Funds.

Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect upon the ability of the Fund to purchase sufficient amounts of tax-exempt securities.

Derivatives

To the extent permitted by its investment objectives and policies, each of the Funds (except Money Market) may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices, or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The Funds may enter into put or call options, futures contracts, options on futures contracts, over-the-counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps), and forward currency contracts for both hedging and non-hedging purposes.

Generally, no Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund or the reference currency relates to an eligible investment for the Fund.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:

  the risk that the underlying security, interest rate, market index, or other financial asset will not move in the direction the Sub-Advisor anticipated;
  the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
  the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund’s initial investment; and
  the possibility that the counterparty may fail to perform its obligations.

Exchange Traded Funds (ETFs)

These are a type of index or actively managed fund bought and sold on a securities exchange. An ETF trades like common stock. Shares in an index ETF represent an interest in a fixed portfolio of securities designed to track a particular market index. The Funds could purchase shares issued by an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although ETFs have management fees that increase their costs. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.

Convertible Securities

Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.

Preferred Securities

Preferred securities generally pay fixed rate dividends (though some are adjustable rate) and typically have “preference” over common stock in the payment of dividends and the liquidation of a company’s assets - preference means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders’ claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed income securities - the fixed-income payments are expected to be the primary source of long-term investment return. Preferred securities share many investment characteristics with bonds; therefore, the risks and potential rewards of investing in the Fund are more similar to those associated with a bond fund than a stock fund.

Foreign Investing

As a principal investment strategy, the Diversified International, Global Diversified Income, Global Real Estate Securities, International Emerging Markets, and International Growth Funds may each invest Fund assets in securities of foreign companies. The other Funds (except California Municipal, Government & High Quality Bond, and Tax-Exempt Bond) may invest in securities of foreign companies but not as a principal investment strategy. For the purpose of this restriction, foreign companies are:

  companies with their principal place of business or principal office outside the U.S. or companies for which the principal securities trading market is outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund’s investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility, or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund’s portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the risks of the foreign securities to which they relate.

Investments in companies of developing (also called “emerging”) countries are subject to higher risks than investments in companies in more developed countries. These risks include:

  increased social, political, and economic instability;
  a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
  lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
  foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
  relatively new capital market structure or market-oriented economy;
  the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
  restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
  possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial and, in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade.

Small and Medium Capitalization Companies

The Funds may invest in securities of companies with small- or mid-sized market capitalizations. The Bond & Mortgage Securities, California Municipal, Disciplined LargeCap Blend, Global Diversified Income, High Yield, Income, Inflation Protection, LargeCap Blend I, LargeCap Blend II, LargeCap Growth, LargeCap Growth I, LargeCap Growth II, LargeCap S&P 500 Index, LargeCap Value, LargeCap Value III, Money Market, Preferred Securities, Real Estate Securities, Short-Term Bond, Short-Term Income, and Tax-Exempt Bond Funds may hold securities of small and medium capitalization companies but not as a principal investment strategy. Market capitalization is defined as total current market value of a company’s outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources, or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company’s growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company’s management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.

Master Limited Partnerships

Certain Funds invest in master limited partnerships (“MLPs”). MLPs tend to pay relatively higher distributions than other types of companies. The amount of cash that each individual MLP can distribute to its partners will depend on the amount of cash it generates from operations, which will vary from quarter to quarter depending on factors affecting the market generally and on factors affecting the particular business lines of the MLP. Available cash will also depend on the MLPs' level of operating costs (including incentive distributions to the general partner), level of capital expenditures, debt service requirements, acquisition costs (if any), fluctuations in working capital needs and other factors. The benefit derived from investment in MLPs depends largely on the MLPs being treated as partnerships for federal income tax purposes. As a partnership, an MLP has no federal income tax liability at the entity level. If, as a result of a change in current law or a change in an MLP's business, an MLP were treated as a corporation for federal income tax purposes, the MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution would be reduced and the distributions received might be taxed entirely as dividend income.

Royalty Trusts. A royalty trust generally acquires an interest in natural resource or chemical companies and distributes the income it receives to its investors. A sustained decline in demand for natural resource and related products could adversely affect royalty trust revenues and cash flows. Such a decline could result from a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand. Rising interest rates could adversely impact the performance, and limit the capital appreciation, of royalty trusts because of the increased availability of alternative investments at more competitive yields. Fund shareholders will indirectly bear their proportionate share of the royalty trusts' expenses.

Temporary Defensive Measures

From time to time, as part of its investment strategy, each Fund may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent that a Fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers’ acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks, and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, a Fund may fail to achieve its investment objective.

Fund of Funds

The performance and risks of each Principal LifeTime Fund and Strategic Asset Management (“SAM”) Portfolio directly corresponds to the performance and risks of the underlying funds in which the Fund or Portfolio invests. By investing in many underlying funds, the Principal LifeTime Funds and the SAM Portfolios have partial exposure to the risks of many different areas of the market. The more a Principal LifeTime Fund or SAM Portfolio allocates to stock funds, the greater the expected risk. Funds of funds can be subject to payment in kind liquidity risk: If an underlying fund pays a redemption request by the Fund wholly or partly by a distribution-in-kind of portfolio securities rather than in cash, the Fund may hold such portfolio securities until its subadvisor determines that it is appropriate to dispose of them.

Each Principal LifeTime Fund and SAM Portfolio indirectly bears its pro-rata share of the expenses of the Underlying Funds in which it invests, as well as directly incurring expenses. Therefore, investment in a Principal LifeTime Fund or SAM Portfolio may be more costly than investing directly in shares of the Underlying Funds.

If you are considering investing in a Principal LifeTime Fund, you should take into account your estimated retirement date and risk tolerance. In general, each Principal LifeTime Fund is managed with the assumption that the investor will invest in a Principal LifeTime Fund whose stated date is closest to the date the shareholder retires. Choosing a Fund targeting an earlier date represents a more conservative choice; targeting a Fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the Fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal.

Investors should realize that the Principal LifeTime Funds are not a complete solution to their retirement needs. Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.

Portfolio Turnover

“Portfolio Turnover” is the term used in the industry for measuring the amount of trading that occurs in a fund’s portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year. Funds that engage in active trading may have high portfolio turnover rates.

Funds with high turnover rates (more than 100%) often have higher transaction costs (that are paid by the Fund) which may lower the Fund’s performance and may generate short-term capital gains (on which taxes may be imposed even if no shares of the Fund are sold during the year). No turnover rate can be calculated for the Money Market Fund because of the short maturities of the securities in which it invests. Turnover rates for each of the other Funds may be found in the Fund’s Financial Highlights table.

Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders. You should also be aware that the “total return” line in the Financial Highlights section reflects portfolio turnover costs.

Management Risk. The Funds (except the Funds with "Index" in the name) are actively managed and prepared to invest in securities, sectors, or industries differently from the benchmark. For all Funds, if a sub-advisor's investment strategies do not perform as expected, the Fund could underperform other funds with similar investment objectives or lose money.

Geographic Concentration

Potential investors in the California Municipal Fund should consider the possibility of greater risk arising from the geographic concentration of their investments, as well as the current and past financial condition of municipal issuers in the case of the municipal funds. In addition to factors affecting the state or regional economy, certain constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions, and voter initiatives could result in certain adverse consequences affecting municipal obligations. See the SAI for a more detailed description of these risks.

Inverse Floating Rate Investments

The California Municipal and Tax-Exempt Bond Funds may also invest in inverse floating rate investments. Inverse floating rate investments are variable rate debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment. Inverse floating rate investments have varying degrees of liquidity. Inverse floating rate investments in which these Funds may invest may include derivative instruments, such as residual interest bonds or tender option bonds. Such instruments are typically created by a special purpose trust that holds long-term fixed rate bonds and sells two classes of beneficial interests: short-term floating rate interests, which are sold to third party investors, and the inverse floating residual interests, which are purchased by these Funds. These Funds generally invest in inverse floating rate investments that include embedded leverage, thus exposing these Funds to greater risks and increased costs. The market value of a “leveraged” inverse floating rate investment generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an unleveraged investment.

MANAGEMENT OF THE FUNDS

The Manager

Principal Management Corporation (“Principal”) serves as the manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969.

Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

On or about July 1, 2009, Principal will provide investment advisory services with respect to 10-40% of the assets of the following Funds: LargeCap Blend Fund II, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap Value Fund III, MidCap Growth Fund III, MidCap Value Fund I, and SmallCap Growth Fund II. The remaining assets in each of these Funds will be managed by the sub-advisor(s) named in the prospectus.

Principal will provide these investment advisory services through a portfolio manager who will function as a co-employee of Principal and Principal Global Investors, LLC ("PGI") under an investment service agreement. Through the agreement, the portfolio manager will have access to PGI's equity management processes, systems, staff, proprietary quantitative model, portfolio construction disciplines, experienced portfolio management, and quantitative research staff. This portfolio manager will also have access to PGI's trading staff and trade execution capabilities along with PGI's order management system, pre- and post-trade compliance system, portfolio accounting system and performance attribution and risk management system. Mariateresa Monaco is the lead portfolio manager for the 10-40% of the assets to which Principal will provide investment advisory services

Mariateresa Monaco. Ms. Monaco has worked as a portfolio manager for Principal since 2009. Previously, she worked as a portfolio manager for Principal Global Investors, LLC, where she worked as a portfolio manager since 2005. Prior to that, Ms. Monaco worked for Fidelity Management and Research. She earned a Master’s degree in Electrical Engineering from Politecnico di Torino, Italy, a Master’s degree in Electrical Engineering from Northeastern University, and an MBA from the Sloan School of Management at the Massachusetts Institute of Technology.

Principal provides a substantial part of the investment advisory services to each of the Principal LifeTime Funds directly, while engaging PGI as a sub-advisor to provide asset allocation services to the Funds. The portfolio managers Principal has appointed for each Principal LifeTime Fund are James Fennessey, Michael P. Finnegan, and Randy L. Welch. The portfolio managers PGI has appointed for each Principal LifeTime Fund are David M. Blake, Tim Dunbar, and Dirk Laschanzky. Messrs. Fennessey, Finnegan, Welch, Blake, Dunbar, and Laschanzky share day-today management of the Principal LifeTime Funds according to their respective responsibilities which are described as follows. On behalf of PGI, Messrs. Blake, Dunbar, and Laschanzky develop, implement, and monitor the Fund’s strategic or long-term asset class targets and target ranges. On behalf of Principal, Messrs. Fennessey, Finnegan, and Welch implement the strategic asset allocation Messrs. Blake, Dunbar, and Laschanzky set, operating as a team, sharing authority and responsibility for research with no limitation on the authority of one portfolio manager in relation to another.

James W. Fennessey, CFA. Mr. Fennessey is a Vice President of Principal Management Corporation.

Mr. Fennessey joined the Principal Financial Group in 2000. He is the Head of the Manager Research Team that is responsible for analyzing, interpreting and coordinating investment performance data and evaluation of the investment managers under the due diligence program that monitors investment managers used by the Principal Funds.

Mr. Fennessey graduated from Truman State University with a BS in Business Administration, with an emphasis in Finance, and a minor in Economics. He has earned the right to use the Chartered Financial Analyst designation. He has had responsibility for the Principal LifeTime 2010, 2020, 2030, 2040, 2050, and Strategic Income Funds since 2007.

Michael P. Finnegan, CFA. Mr. Finnegan is Chief Investment Officer for Principal Management Corporation.

Mr. Finnegan joined the Principal Financial Group in May of 2001 and leads the Investment Services group. As head of Investment Services, Mr. Finnegan is primarily responsible for developing and implementing Principal’s investment and product development strategies. Prior to joining Principal, Mr. Finnegan worked for Wilshire Associates’ consulting division providing investment consulting and client service to large institutional clients. Mr. Finnegan has earned the right to use the Chartered Financial Analyst designation and is a member of the ICFA and the Iowa Society of Financial Analysts. He received an M.A. in Finance from the University of Iowa and a B.B.A. in Finance from Iowa State University. He has had responsibility for the Principal LifeTime 2010, 2020, 2030, 2040, 2050, and Strategic Income Funds since 2007.

Randy L. Welch. Mr. Welch is a Vice President of Principal Management Corporation. Mr. Welch joined the Principal Financial Group in 1989 and oversees the functions of the Investment Services group, which includes investment manager research, investment consulting, performance analysis, and investment communication. He is also responsible for the due diligence program that monitors investment managers used by the Principal Funds. Mr. Welch is an affiliate member of the Chartered Financial Analysts (CFA) Institute. Mr. Welch earned his undergraduate degree from Grand View College and an MBA from Drake University. He has had responsibility for the Principal LifeTime 2010, 2020, 2030, 2040, 2050, and Strategic Income Funds since 2007.

Cash Management Program

Each fund has cash available in its portfolios to meet redemption requests and to pay expenses. Additionally, funds receive cash flows when shareholders purchase shares. Principal will invest the cash, which comprises a very small portion of the funds' portfolios, in money market investments and in stock index futures contracts based on the Fund's market cap to gain exposure to the market. Stock index futures provide returns similar to those of common stocks. Principal believes that, over the long term, this strategy will enhance the investment performance of the Funds. Principal has implemented a cash management program for the following Funds: LargeCap Blend I, LargeCap Blend II, LargeCap Growth I, LargeCap Growth II, LargeCap Value III, MidCap Growth III, MidCap Value I, and SmallCap Growth II.

The Sub-Advisors

Principal has signed contracts with various Sub-Advisors. Under the sub-advisory agreements, the Sub-Advisor agrees to assume the obligations of Principal to provide investment advisory services to the portion of the assets for a specific Fund allocated to it by Principal. For these services, Principal pays the Sub-Advisor a fee.

Principal or the Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

Several of the Funds have multiple Sub-Advisors. For those Funds, a team at Principal, consisting of Jessica Bush, James Fennessey, and Randy Welch, determines the portion of the Fund's assets each Sub-Advisor will manage and may, from time-to-time, reallocate Fund assets between the Sub-Advisors. For the Global Diversified Income Fund, Michael Finnegan and Kelly Grossman determine the portion of the Fund's assets each Sub-Advisor will manage and may, from time-to-time, reallocate Fund assets between the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors occur as a Sub-Advisor liquidates assets in the normal course of portfolio management or with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

Jessica S. Bush, CFA. Ms. Bush joined the Principal Financial Group in 2006. Prior to joining the Principal Financial Group she spent over three years at Putnam Investments. She is a member of the Manager Research Team that is responsible for analyzing, interpreting and coordinating investment performance data and evaluation of the sub-advisors under the due diligence program that monitors investment managers used by the Principal Funds. Ms. Bush earned a Bachelors degree in Business Administration from the University of Michigan. She has earned the right to use the Chartered Financial Analyst designation.

Kelly Grossman. Ms. Grossman is Senior Product Manager at Principal. Prior to that, she was a Managing Director within the Capital Markets and Structured Products Group at Principal Global Investors. Ms. Grossman earned bachelors degrees in mathematics and computer science from the University of Northern Iowa. She is a fellow of the Society of Actuaries and a member of the American Academy of Actuaries.

The Fund summaries identified the portfolio managers and the funds they manage. Additional information about the portfolio managers follows. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Fund.

Sub-Advisor: AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, NY 10105,
was founded in 1971 as an independent investment advisor registered with the SEC

The portfolio managers listed below for the SmallCap Growth Fund I operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

The management of, and investment decisions for, the LargeCap Value Fund III portfolio are currently made by the
North American Investment Policy Group. Joseph G. Paul, David Yuen, Marilyn G. Fedak, Christopher W. Marx, and
John D. Phillips are the persons with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

Marilyn G. Fedak has been with AllianceBernstein since 1984. She earned a BA from Smith College and an MBA from Harvard University. Ms. Fedak has earned the right to use the Chartered Financial Analyst designation.

Christopher W. Marx has been with AllianceBernstein since 1997. He earned an AB in Economics from Harvard, and an MBA from the Stanford Graduate School of Business.

Joseph Gerard Paul has been with AllianceBernstein since 1987. He earned a BS from the University of Arizona and an MS from the Sloan School of Management of the Massachusetts Institute of Technology.

John D. Phillips, Jr. has been with AllianceBernstein since 1994. He earned a BA from Hamilton College and an
MBA from Harvard University. Mr. Phillips has also earned the right to use the Chartered Financial Analyst designation.

David Yuen has been with AllianceBernstein since 1998. He earned a BS in Operations Research from Columbia
University School of Engineering.

Sub-Advisor: American Century Investment Management, Inc. (“American Century”), American Century Tower,
4500 Main Street, Kansas City, MO 64111, was founded in 1958 and is a wholly owned subsidiary of
American Century Companies, Inc.

The portfolio managers on the investment team are jointly and primarily responsible for the day-to-day management of the Fund.

Prescott LeGard has been with American Century since 1999. He earned BA degree in Economics from DePauw
University. Mr. LeGard has earned the right to use the Chartered Financial Analyst designation.

Gregory J. Woodhams has been with American Century since 1997. He earned a Bachelor’s degree in Economics from Rice University and a Master’s degree in Economics from the University of Wisconsin at Madison. Mr.
Woodhams has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: BlackRock Financial Management, Inc. (BlackRock”), 40 East 52nd Street, New York, New York
10022, a wholly-owned subsidiary of BlackRock, Holdco 2, Inc., which is a wholly owned subsidiary of
BlackRock, Inc., as a registered investment advisor under the Advisers Act.

BlackRock applies a team approach to portfolio management of the Inflation Protection Fund.

Adam Bowman has been with BlackRock since 2005. Prior to joining BlackRock in 2005 he spent two years as an
Analyst with Macroeconomic Advisers in the Monetary Policy Insights division. He earned a BA in Economics from the
Miami University of Ohio.

Stuart Spodek has been with BlackRock since 1993. He earned a BS in Engineering from Princeton University.

Brian Weinstein has been with BlackRock since 2000. He earned a BA degree in History from the University of
Pennsylvania.

Sub-Advisor: Brown Investment Advisory Incorporated (“Brown”), 901 South Bond Street, Suite 400, Baltimore,
Maryland 21231, incorporated in 1995, is a wholly-owned subsidiary of Brown Investment Advisory &
Trust Company, which is a wholly-owned subsidiary of Brown Advisory Holdings Incorporated.

Kenneth M. Stuzin has been with Brown since 1996. He earned a BA and an MBA from Columbia University. Mr.
Stuzin has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: ClearBridge Advisors, LLC (“ClearBridge”), 620 8th Avenue, New York, NY 10018, formed in 2005, is a wholly-owned subsidiary of Legg Mason, Inc.

Michael Kagan is lead portfolio manager for the mandate, along with Scott Glasser. As portfolio managers, they are aware of any and all activity in the portfolio, and share full authority for all purchase and sell decisions.

Scott Glasser joined ClearBridge in 2005 in connection with the Legg Mason/Citigroup transaction. Previously, Mr.
Glasser was a Managing Director of Citigroup Global Markets, Inc. and served as a Portfolio Manager at Smith Barney
Asset Management. He earned a BA from Middlebury College and an MBA from Pennsylvania State University.

Michael Kagan joined ClearBridge in 2005 in connection with the Legg Mason/Citigroup transaction. Previously, Mr.
Kagan was a Managing Director of Citigroup Global Markets, Inc. and served as a Portfolio Manager at Salomon
Brothers Asset Management. He earned a BA from Harvard College.

Sub-Advisor: Columbus Circle Investors (“CCI”), Metro Center, One Station Place, Stamford, CT 06902, founded in 1975, is an affiliate of PGI and a member of the Principal Financial Group.

For the LargeCap Growth Fund, Anthony Rizza is the lead portfolio manager, and Thomas J. Bisighini has responsibility for research and supports Mr. Rizza on the day-to-day management of the Fund.

For the MidCap Growth Fund, Clifford G. Fox is the lead portfolio manager and Michael Iacono is the assistant portfolio manager. Mr. Fox has the final decision making authority, but relies on Mr. Iacono as the analyst and researcher for stock ideas. Additionally, Mr. Iacono has the authority to execute trades in Mr. Fox’s absence.

Thomas J. Bisighini has been with CCI since 2004. He earned a BS from Bentley College and an MBA in Finance from Fordham University. Mr. Bisighini has earned the right to use the Chartered Financial Analyst designation.

Anthony Rizza has been with CCI since 1991. He earned a BS in Business from the University of Connecticut.
Mr. Rizza has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Edge Asset Management, Inc. (“Edge”), 601 Union Street, Suite 2200, Seattle, WA 98101-1377, is
an affiliate of Principal and a member of the Principal Financial Group. Edge has been in the business of investment management since 1944.

When more than one portfolio manager is identified as being responsible for the day-to-day portfolio management, the portfolio managers operate as a team, sharing authority, with no limitation on the authority of one portfolio manager in relation to another.

Charlie Averill will become a portfolio manager on January 1, 2010. Presently, he is a senior quantitative analyst and has worked at Edge since 1990. He earned a Bachelor’s degree in Economics from Reed College and a Master’s degree in Economics from Princeton University. Mr. Averill has earned the right to use the Chartered Financial
Analyst designation.

Jill Cuniff, President of Edge, will also become a portfolio manager on January 1, 2010. Prior to becoming the
President of Edge, Ms. Cuniff was the President of Morley Financial. She earned a Bachelor’s degree in Business
Finance from Montana State University.

Mark Denkinger

Philip M. Foreman has been with Edge since 2002. He earned a Bachelor’s degree in Economics from the University of Washington and an MBA from the University of Puget Sound. Mr. Foreman has earned the right to use the
Chartered Financial Analyst designation.

John R. Friedl has been with Edge since 1998. He earned a BA in Communications and History from the University of
Washington and a Master's degree in Finance from Seattle University. Mr. Friedl has earned the right to use the
Chartered Financial Analyst designation.

Todd Jablonski has been with Edge since January 1, 2010. Previously, he was an Executive Director and Portfolio
manager at UBS. Prior to that, he was the lead portfolio manager of US large cap strategies at Credit Suisse Asset
Management. He earned a Bachelors degree in Economics from the University of Virginia and an MBA with an emphasis in Quantitative Finance from New York University's Stern School of Business. Mr. Jablonski has earned the right to use the Chartered Financial Analyst designation.

Dirk Laschanzky has been with Edge since 2009. He earned a BA and an MBA, both in Finance, from the University of Iowa. Mr. Laschanzky has earned the right to use the Chartered Financial Analyst designation.

Scott Peterson has been with Edge since 2003. He earned a Bachelor’s degree in Mathematics from Brigham Young
University and an MBA from New York University’s Stern School of Business Mr. Peterson has earned the right to use the Chartered Financial Analyst Designation.

David W. Simpson has been with Edge since 2003. He earned a Bachelor's degree from the University of Illinois and an MBA in Finance from the University of Wisconsin. Mr. Simpson has earned the right to use the Chartered Financial
Analyst designation.

Darrin Smith

Joseph T. Suty has been with Edge since 2005. He earned a Bachelor's degree in Finance from the University of
Detroit and an MBA in Finance from Stanford University. Mr. Suty has earned the right to use the Chartered Financial
Analyst designation.

Sub-Advisor: Emerald Advisers, Inc. (“Emerald”), 1703 Oregon Pike Road, Suite 101, Lancaster, PA 17601, is a
wholly owned subsidiary of Emerald Asset Management incorporated in 1991.

The portfolio managers work as a team. Each person has the authority to make buy and sell decisions for the portfolio.
Each also has sector-specific research responsibilities as well.

Joseph W. Garner has been with Emerald since 1994. He earned a BA in Economics from Millersville University and an MBA from the Katz Graduate School of Business, University of Pittsburgh.

Peter J. Niedland has been with Emerald since 2009. Before joining Emerald, he was co-founder and portfolio manager for NS Investment Partners, LLC. Prior thereto, he served as research analyst and portfolio manager at
Liberty Ridge Capital. Mr. Niedland earned a BS in Business Administration from the University of Richmond. He has also earned the right to use the Chartered Financial Analyst designation.

Kenneth G. Mertz II has been with Emerald since 1992. He earned a BA in Economics from Millersville University. Mr.
Mertz has earned the right to use the Chartered Financial Analyst designation.

Stacey L. Sears has been with Emerald since 1991. She earned a BS in Business Administration from Millersville
University and an MBA from Villanova University.

Sub-Advisor: Essex Investment Management Company, LLC (“Essex”), 125 High Street, 29th Floor, Boston, MA
02110, is a Boston-based management firm which specializes in growth equity investments.

Nancy B. Prial has been with Essex since 2004. She earned a BS in Electrical Engineering and a BA in Mathematics
from Bucknell University. She also earned an MBA from Harvard Business School. Ms. Prial has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Goldman Sachs Asset Management, L.P. (“GSAM”), 2 Old Slip, New York, NY 10005, has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman, Sachs &
Co.

The day-to-day portfolio management is shared by multiple portfolio managers. In each such case, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Andrew Alford has been with GSAM since 1998. He earned a BS in Information and computer Science from the
University of California at Irvine and an MBA and Ph.D. from the Booth Graduate School of Business at the University of Chicago.

Dolores Bamford has been with GSAM since 2002. She earned a BA from Wellesley College and an MS from MIT
Sloan School of Management. Ms. Bamford has earned the right to use the Chartered Financial Analyst designation.

Andrew Braun has been with GSAM since 1993. He earned a A in Economics from Harvard University and an MBA in Finance and Economics from the Stern School of Business at New York University.

Scott Carroll has been with GSAM since 2002. He earned a BS in Accounting from Northern Illinois University and an
MBA from the University of Chicago Graduate School of Business. Mr. Carroll as earned the right to use the Chartered
Financial Analyst designation.

Kent Daniel has been with GSAM since 2004. He earned a BS from the California Institute of Technology and an
MBA and Ph.D. from UCLA.

Katinka Domotorffy has been with GSAM since 1998. She earned an BS from the University of Pennsylvania and an
MS in Finance from the London School of Economics. Ms. Domotorffy has earned the right to use the Chartered
Financial Analyst designation.

Sean Gallagher has been with GSAM since 2000. He earned a BS in Finance from Drexel University and an MBA in
Finance and Accounting from Stern School of Business at New York University.

Sub-Advisor: Guggenheim Investment Management, LLC ("Guggenheim"), 135 East 57th Street, 6th Floor, New
York, New York 10022.

The day-to-day portfolio management is shared by two Portfolio Managers who operate as a team, but each member does have a specific area of concentration as well. Mr. Mitchell is the lead portfolio manager and Mr. Lindquist focuses on trading and market evaluation.

Richard Lindquist has been with Guggenheim since 2009. Prior to joining the firm, he was Managing Director, Head of High Yield at HSBC. Prior thereto, he was Managing Director at Credit Suisse. He earned a BS in Finance from
Boston College and an MBA from the University of Chicago. Mr. Lindquist has earned the right to use the Chartered
Financial Analyst designation.

Patrick Mitchell has been with Guggenheim since 2008. Prior to joining the firm, he was Managing Director and CIO at Maplestone Capital Management, LLC. Prior thereto, he was Managing Director at Post Advisor Group, LLC. He
earned a BS in Business from the University of Idaho and an MBA from Idaho State University.

Sub-Advisor: Jacobs Levy Equity Management, Inc. (“Jacobs Levy”), 100 Campus Drive, P.O. Box 650, Florham
Park, NJ 07932-0650, founded in 1986, is an independent equity manager, focused exclusively on the management of U.S. equity portfolios for institutional clients.

Principals, Bruce Jacobs and Kenneth Levy, jointly manage all portfolios and direct all firm research, and have done so since the firm’s inception.

Bruce I. Jacobs co-founded Jacobs Levy in 1986. He earned a BA from Columbia College, an MS in Operations
Research and Computer Science from Columbia University, an MSIA from Carnegie Mellon University’s Graduate
School of Industrial Administration, and an MA in Applied Economics and a Ph.D. in Finance from the University of
Pennsylvania’s Wharton School.

Kenneth N. Levy co-founded Jacobs Levy in 1986. He earned a BA in Economics from Cornell University and an
MBA and an MA in Business Economics from the University of Pennsylvania’s Wharton School. Mr. Levy has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Los Angeles Capital Management and Equity Research, Inc. (“L.A. Capital”), 11150 Santa Monica
Boulevard, Suite 200, Los Angeles, CA 90025, is an independent, employee-owned firm.

The day-to-day portfolio management is shared by multiple portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

David R. Borger co-founded L.A. Capital in 2002. He earned a BA from the Wittenberg University and an MA and
MBA from the University of Michigan. Mr. Borger has earned the right to use the Chartered Financial Analyst designation.

Christine M. Kugler has been with L.A. Capital since it was founded in 2002. She earned a BA from the University of
California, Santa Barbara.

Stuart K. Matsuda co-founded L.A. Capital in 2002. He earned a BBA from the University of Hawaii and an MBA from
California State University Northridge.

Hal W. Reynolds co-founded L.A. Capital in 2002. He earned a BA from the University of Virginia and an MBA from the University of Pittsburgh. Mr. Reynolds has earned the right to use the Chartered Financial Analyst designation.

Thomas D. Stevens co-founded L.A. Capital in 2002. He earned a BBA and MBA from the University of Wisconsin.
Mr. Stevens has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Mellon Capital Management Corporation (“Mellon Capital”), 500 Grant Street, Suite 4200, One
Mellon Center, Pittsburgh, PA 15258. established in 1983, is an indirect wholly owned subsidiary of
Bank of New York Mellon Corporation.

Mellon’s investment process is driven by the expected returns generated by their alpha model. On a day-to-day basis individual portfolio managers have access to the updated output of our Composite Alpha Ranking (CAR), an information rich ranking of securities by expected return, produced by our research team. Portfolios are constructed using a quantitative optimization process that incorporates CAR as the primary return input to the process. Portfolio management decisions are made on a team basis and are accomplished on a regular basis at periodic portfolio rebalance meetings. Members of the team are continually monitoring the portfolio analyzing current holdings for significant changes in price, ranking, or other significant news about individual holdings. The team works closely with the trading desk to assess liquidity issues and to provide the trading team with the necessary background on the goals and issues involved with each trade. The team's decisions are systematically implemented across all accounts managed to the same benchmark, subject to the approval of the portfolio manager specifically assigned to each account, who must confirm that each trade fits within the specific policy guidelines of each account.

Ronald P. Gala has been with Mellon Capital since 1993. He earned a BS in Business Administration from Duquesne
University and an MBA in Finance from the University of Pittsburgh. Mr. Gala has earned the right to use the
Chartered Financial Analyst designation.

Adam T. Logan has been with Mellon Capital since 1999. He earned a BA in Finance from Westminster College and an MBA in Finance from the University of Pittsburgh. Mr. Logan has earned the right to use the Chartered Financial
Analyst designation.

Sub-Advisor: Montag & Caldwell, Inc. (“M&C”), 3455 Peachtree Rd., NE, Suite 1200, Atlanta, Georgia 30326, is a
registered investment adviser founded in 1945 which is a wholly-owned direct subsidiary of Fortis Bank
SA/NV.

Mr. Canakaris leads the M&C Investment Policy Group, which as a team has overall responsibility for the security selection process of the Firm’s Large Cap Growth strategy.

Mr. Maxwell is the primary portfolio manager. In addition to handling the day-to-day management of the portfolio, he also participates in the security selection process for the Firm’s Large Cap Growth strategy.

Mr. Markwalter is the back-up portfolio manager for the Fund. He assists with the day-to-day management of the portfolio, and also participates in security selection process for the Firm’s LargeCap Growth strategy.

Ronald Canakaris has been with M&C since 1972. He earned a BS and BA from the University of Florida. He has earned the right to use the Chartered Financial Analyst designation.

Charles E. Markwalter has been with M&C since 1998. He earned a BA from Dartmouth College. Mr. Markwalter has earned the right to use the Chartered Financial Analyst designation.

Grover C. Maxwell III has been with M&C since 1988. He earned a BA from The University of the South, an MBA from
Emory University. Mr. Maxwell has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Principal Global Investors, LLC (“PGI”), 801 Grand Avenue, Des Moines, IA 50392, is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group

As reflected in the list below, the day-to-day portfolio management, for some funds, is shared by multiple portfolio managers. In each such case, except where noted in the Management of the Funds section, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Michael Ade has been with PGI since 2001. He earned a Bachelor's degree in Finance from the University of
Wisconsin. Mr. Ade has earned the right to use the Chartered Financial Analyst designation.

William C. Armstrong has been with PGI since 1992. He earned a Bachelor’s degree from Kearney State College and a Master’s degree from the University of Iowa. Mr. Armstrong has earned the right to use the Chartered Financial
Analyst designation.

David M. Blake has been with PGI since 2000. He earned a Bachelor’s degree and an MBA from Saint Louis
University. Mr. Blake has earned the right to use the Chartered Financial Analyst designation.

Paul H. Blankenhagen has been with PGI since 1992. He earned a Bachelor’s degree in Finance from Iowa State
University and a Master’s degree from Drake University. Mr. Blankenhagen has earned the right to use the Chartered
Financial Analyst designation.

Juliet Cohn has been with PGI since 2003. She earned a Bachelor's degree in Mathematics from Trinity College,
Cambridge, England.

Craig Dawson has been with PGI since 1998. He earned a Bachelor’s degree in Finance and an MBA from the
University of Iowa. Mr. Dawson has earned the right to use the Chartered Financial Analyst designation.

Mihail Dobrinov has been with PGI since 2002. He earned an MBA in Finance from the University of Iowa and a law degree from Sofia University, Bulgaria. Mr. Dobrinov has earned the right to use the Chartered Financial Analyst designation. (Mr. Dobrinov does not provide legal services on behalf of any of the member companies of the Principal
Financial Group.)

Tim Dunbar has been with the Principal Financial Group since 1986. He earned a Bachelor's degree from Iowa State
University.

Arild Holm has been with PGI since 2002. He earned a Bachelor’s degree in Management Sciences from the
University of Manchester Institute of Science and Technology (England) and an MBA in Finance from the University of
Colorado. Mr. Holm has earned the right to use the Chartered Financial Analyst designation.

Christopher Ibach has been with PGI since 2002. He earned a Bachelor’s degree in Electrical Engineering and an
MBA in Finance from the University of Iowa. Mr. Ibach has earned the right to use the Chartered Financial Analyst designation.

Steven Larson, CFA. Mr. Larson, portfolio manager, joined PGI in 2001. He is responsible for co-managing PGI’s international growth portfolio as well as covering the utilities sector for core international portfolios. Mr. Larson earned a Bachelor’s degree from Drake University and an MBA in Finance from the University of Minnesota. He has earned the right to use the Chartered Financial Analyst designation.

Dirk Laschanzky has been with PGI since 1997. He earned a BA and an MBA, both in Finance, from the University of
Iowa. Mr. Laschanzky has earned the right to use the Chartered Financial Analyst designation.

Thomas Morabito has been with PGI since 2000. He earned a BA in Economics from State University of New York and an MBA in Finance from Northeastern University. Mr. Morabito has earned the right to use the Chartered Financial
Analyst designation.

K. William Nolin has been with PGI since 1994. He earned a Bachelor’s degree in Finance from the University of
Iowa and an MBA from the Yale School of Management. Mr. Nolin has earned the right to use the Chartered Financial
Analyst designation.

Phil Nordhus has been with PGI since 1990. He earned a Bachelor’s degree in Economics from Kansas State
University and an MBA from Drake University. Mr. Nordhus has earned the right to use the Chartered Financial
Analyst designation.

John Pihlblad has been with PGI since 2000. He earned a BA from Westminster College. Mr. Pihlblad has earned the right to use the Chartered Financial Analyst designation.

Tracy Reeg has been with PGI since 1993. She earned a Bachelor’s degree in Finance from the University of
Northern Iowa.

Michael L. Reynal has been with PGI since 2001. He earned a BA in History from Middlebury College, an MBA from the Amos Tuck School at Dartmouth College and an MA in History from Christ’s College at the University of
Cambridge.

Alice Robertson has been with the Principal Financial Group since 1990. She earned a Bachelor’s degree in
Economics from Northwestern University and a Master’s degree in Finance and Marketing from DePaul University.

Mustafa Sagun has been with PGI since 2002. He earned a Bachelor's degree in Electronics and Engineering from
Bogazici University of Turkey, an MA in International Economics from the University of South Florida, and a Ph.D. in
Finance. Dr. Sagun has earned the right to use the Chartered Financial Analyst designation.

Jeffrey A. Schwarte has been with PGI since 1993. He earned a Bachelor’s degree in Accounting from the University of Northern Iowa. Mr. Schwarte is a CPA and has earned the right to use the Chartered Financial Analyst designation.

Scott W. Smith has been with PGI since 1999. He earned a Bachelor’s degree in Finance from Iowa State University.

Jon Taylor has been with PGI since 2006. Previously, he was a Chief Investment Officer at both HSBC Asset
Management (Australia) Ltd and UBS Global Asset Management (Australia) Ltd. He also worked at Commonwealth
Funds Management and Westpac Investment Management in Australia. He earned a bachelor's degree in Political
Science from Brigham Young University and a Master's degree in Economics from the University of Utah.

Timothy R. Warrick has been with PGI since 1990. He earned a Bachelor’s degree in Accounting and Economics from Simpson College and an MBA in Finance from Drake University. Mr. Warrick has earned the right to use the
Chartered Financial Analyst designation.

Sub-Advisor: Principal Real Estate Investors, LLC (“Principal - REI”), 801 Grand Avenue, Des Moines, IA 50392,
an indirect wholly owned subsidiary of Principal Life, an affiliate of Principal, and a member of the
Principal Financial Group, was founded in 2000.

As reflected in the list below, the day-to-day portfolio management, for some funds, is shared by multiple portfolio managers. In each such case, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Simon Hedger has been with Principal - REI since _____________. He earned an MBA from the University of New
England and is an associate member of both the Royal Institute of Chartered Surveyors and of the Australian Property
Institute. He is a U.K. qualified chartered surveyor (ARICS).

Chris Lepherd has been with Principal - REI since __________. He earned a Bachelor of Business (Land Economy)
from the University of Western Sydney and a Graduate Diploma in Applied Finance and Investment from the
Securities Institute of Australia.

Marc Peterson has been with Principal - REI since 1992. He earned a BA in Accounting from Luther College and an
MBA from Drake University. Mr. Peterson has earned the right to use the Chartered Financial Analyst designation.

Kelly Rush has been with the real estate investment area for the firm since 1987. He earned a Bachelor’s degree in
Finance and an MBA in Business Administration from the University of Iowa. Mr. Rush has earned the right to use the
Chartered Financial Analyst designation.

Sub-Advisor: Spectrum Asset Management, Inc. (“Spectrum”), 4 High Ridge Park, Stamford, CT 06905, founded in 1987, is an indirect subsidiary of Principal Life, an affiliate of PGI and a member of the Principal
Financial Group. Spectrum was founded in 1987.

The day-to day portfolio management is shared by two portfolio managers. In each such case, except where noted in the Management of the Funds section, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

L. Phillip Jacoby has been with Spectrum since 1995. He earned a BS in Finance from Boston University.

Mark A. Lieb founded Spectrum in 1987. He earned a BA in Economics from Central Connecticut State University and an MBA in Finance from the University of Hartford.

Sub-Advisor: T. Rowe Price Associates, Inc. (“T. Rowe Price”), 100 East Pratt Street, Baltimore, MD 21202, a
wholly owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company, has over
70 years of investment management experience.

Ms. Dopkin serves as a portfolio coordinator for the LargeCap Blend Fund II. Instead of making stock selection decisions, she is responsible for ensuring adherence to portfolio constraints and risk controls, along with managing inter-analyst activity. As the lead portfolio coordinator, Ms. Dopkin has ultimate accountability for the LargeCap Blend
Fund II.

Anna M. Dopkin has been with T. Rowe Price since 1996. She earned a BS from the Wharton School of the
University of Pennsylvania. Ms. Dopkin has earned the right to use the Chartered Financial Analyst designation.

Ann M. Holcomb has been with T. Rowe Price since 1996. She earned a BA in Mathematics from Goucher College and an MS in Finance from Loyola College. Ms. Holcomb has earned the right to use the Chartered Financial Analyst designation.

Robert W. Sharps has been with T. Rowe Price since 1997. He earned a BS in Accounting from Towson University and an MBA in Finance from the Wharton School, University of Pennsylvania. He has earned the right to use the
Chartered Financial Analyst designation and the Certified Public Accountant accreditation.

Sub-Advisor: Tortoise Capital Advisors, L.L.C. ("Tortoise"), 11550 Ash Street, Suite 300, Leawood, Kansas
66211, formed in October 2002, is wholly owned by Tortoise Holdings, LLC.

Tortoise's investment committee is comprised of five portfolio managers. The investment committee's members are H.
Kevin Birzer, Zachary A. Hamel, Kenneth P. Malvey, Terry C. Matlack and David J. Schulte, all of whom share responsibility for investment management. It is the policy of the investment committee that any one member can require Tortoise to sell a security and any one member can veto the committee's decision to invest in a security.

H. Kevin Birzer has been with Tortoise since 2002. He earned a BA from the University of Notre Dame and an MBA from New York University. Mr. Birzer has earned the right to use the Chartered Financial Analyst designation.

Zachary A. Hamel has been with Tortoise since 2002. He is also a Partner with Fountain Capital Management, LLC.
He earned a BS in Business Administration from Kansas State University and an MBA from the University of Kansas
School of Business. Mr. Hamel has earned the right to use the Chartered Financial Analyst designation.

Kenneth P. Malvey has been with Tortoise since 2002. He is also a Partner with Fountain Capital Management, LLC.
He earned a BS in Finance from Winona State University. Mr. Malvey has earned the right to use the Chartered
Financial Analyst designation.

Terry C. Matlack has been with Tortoise since 2002. He earned a BS in Business Administration from Kansas State
University and a JD and MBA from the University of Kansas. Mr. Matlack has earned the right to use the Chartered
Financial Analyst designation.

David J. Schulte has been with Tortoise since 2002. He earned a BS in Business Administration from Drake
University and a JD from the University of Iowa. Mr. Schulte is a CPA and has earned the right to use the Chartered
Financial Analyst designation.

Sub-Advisor: Turner Investment Partners, Inc. (“Turner”), 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312,
formed in 1990, is an employee-owned investment management firm.

The day-to day portfolio management is shared by multiple portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Tara R. Hedlund has been with Turner since 2000. She earned a bachelor’s degree in Accountancy from Villanova
University. Ms. Hedlund has earned the right to use the Chartered Financial Analyst designation.

Christopher K. McHugh is a co-founder of Turner. He earned a BS in Accounting from Philadelphia University and an
MBA in Finance from St. Joseph’s University.

Jason D. Schrotberger has been with Turner since 2001. He earned a BA in Economics and an MBA in Finance from the University of Illinois. Mr. Schrotberger has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Van Kampen Asset Management (“Van Kampen”), 522 Fifth Avenue, New York, NY 10026, is an
indirect wholly owned subsidiary of Morgan Stanley, a publicly held global financial services company

Team responsibilities

Thomas M. Byron has been with Van Kampen since 1981. He earned a BS from Marquette University and an MBA from DePaul University.

Robert J. Stryker has been with Van Kampen since 1994. He earned a BS in Finance from the University of Illinois at
Chicago. Mr. Stryker has earned the right to use the Chartered Financial Analyst designation.

Rob Wimmel has been with Van Kampen since 1996. He earned a BA in Anthropology from the University of
Cincinnati and an MA in Economics from the University of Illinois, Chicago.

Sub-Advisor: Westwood Management Corp. (“Westwood”), 200 Crescent Court, Suite 1200, Dallas, Texas
75201, a New York corporation formed in 1983, is a wholly owned subsidiary of Westwood Holdings
Group, Inc.

The day-to-day portfolio management is shared by a portfolio management team. The portfolio management team participates in regular meetings during which investment ideas are discussed. Investment decisions are made by majority agreement of the portfolio management team. The team members with the most significant responsibility for the Fund's assets are listed below; the list does not include all members of the investment team.

Susan M. Byrne founded Westwood in 1983. She attended the University of California at Berkeley.

Mark R. Freeman has been with Westwood since 1999. He earned a BA in Economics from Millsaps College and an
MS in Economics from Louisiana State University. Mr. Freeman has earned the right to use the Chartered Financial
Analyst designation.

Scott D. Lawson has been with Westwood since 2003. He earned a BS in Economics from Texas Christian University and an MBA from St. Louis University. Mr. Lawson has earned the right to use the Chartered Financial Analyst designation.

Jay K. Singhania has been with Westwood since 2001. He earned a BBA in Finance from the University of Texas at
Austin and participated in its MBA Undergraduate Financial Analyst Program, specializing in the Energy sector. Mr.
Singhania has earned the right to use the Chartered Financial Analyst designation.

Kellie R. Stark has been with Westwood since 1992. She earned a BS in Finance and an MBA with an emphasis in
Accounting from the University of Colorado at Boulder. Ms. Stark has earned the right to use the Chartered Financial
Analyst designation.

The Sub-Sub-Advisors
Principal Global Investors, LLC (“PGI”) has entered into a sub-sub-advisory agreement for the Bond & Mortgage
Securities Fund and High Quality Intermediate-Term Bond Fund. Under this agreement, the sub-sub-advisor has agreed to assume the obligations of PGI for a certain portion of the Funds’ assets. The sub-sub-advisor is paid a fee by PGI. Day-to-day management decisions concerning a portion of the Bond & Mortgage Securities Fund’s portfolio and the High Quality Intermediate-Term Bond Fund’s portfolio are made by Spectrum Asset Management, Inc.

(“Spectrum”), which serves as sub-sub-advisor. See the discussion regarding Spectrum provided in connection with the Preferred Securities Fund for a description of the firm and the individuals who serve as portfolio managers.

Fees Paid to Principal
Each Fund pays Principal a fee for its services, which includes the fee Principal pays to the Sub-Advisor. The fee each
Fund paid (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2008 was:
	Bond & Mortgage Securities Fund	0.51%	MidCap Value Fund I	0.99%
	California Municipal Fund	0.50%	Money Market Fund	0.38%
	Disciplined LargeCap Blend Fund	0.57%	Preferred Securities Fund	0.73%
	Diversified International Fund	0.87%	Principal Capital Appreciation Fund	0.51%
	Equity Income Fund	0.51%	Principal LifeTime 2010 Fund	0.1225%(2)
	Global Diversified Income Fund	N/A (1)	Principal LifeTime 2020 Fund	0.1225%(2)
	Global Real Estate Securities Fund	0.90%	Principal LifeTime 2030 Fund	0.1225%(2)
	Government & High Quality Bond Fund	0.50%	Principal LifeTime 2040 Fund	0.1225%(2)
	High Yield Fund	0.52%	Principal LifeTime 2050 Fund	0.1225%(2)
	Income Fund	0.50%	Principal LifeTime Strategic Income Fund	0.1225%(2)
	Inflation Protection Fund	0.40%	Real Estate Securities Fund	0.83%
	International Emerging Markets Fund	1.19%	SAM Balanced Portfolio	0.32%
	International Growth Fund	0.97%	SAM Conservative Balanced Portfolio	0.32%
	LargeCap Blend Fund I	0.44%	SAM Conservative Growth Portfolio	0.32%
	LargeCap Blend Fund II	0.74%	SAM Flexible Income Portfolio	0.32%
	LargeCap Growth Fund	0.62%	SAM Strategic Growth Portfolio	0.32%
	LargeCap Growth Fund I	0.73%	Short-Term Bond Fund	0.40%
	LargeCap Growth Fund II	0.93%	Short-Term Income Fund	0.47%
	LargeCap S&P 500 Index Fund	0.15%	SmallCap Blend Fund	0.75%
	LargeCap Value Fund	0.44%	SmallCap Growth Fund	0.75%
	LargeCap Value Fund III	0.77%	SmallCap Growth Fund II	1.00%
	MidCap Blend Fund	0.64%	SmallCap Value Fund	0.75%
	MidCap Growth Fund III	0.99%	Tax-Exempt Bond Fund	0.50%
(1)	The Fund commenced operations on December 15, 2008. The management fee schedule is as follows: 0.80% on the first $500 million, 0.78%
	on the next $500 million, 0.76% on the next $500 million, 0.75% on the next $500 million, 0.73% on the next $1.0 billion, and 0.70% on assets
	over $3.0 billion.
(2)	Effective July 1, 2009, the management fee will be reduced to 0.03%.
A discussion regarding the basis for the Board of Directors approval of the management agreement with Principal and the sub-advisory agreements with each Sub-Advisor is available in the semi-annual report to shareholders for the period ended April 30, 2008 and in the annual report to shareholders for the fiscal year ended October 31, 2008.

The Fund operates as a Manager of Managers. Under an order received from the SEC, the Fund and Principal, may enter into and materially amend agreements with Sub-Advisors, other than those affiliated with Principal, without obtaining shareholder approval. For any Fund that is relying on that order, Principal may, without obtaining shareholder approval:
•	hire one or more Sub-Advisors;
•	change Sub-Advisors; and
•	reallocate management fees between itself and Sub-Advisors.

Principal has ultimate responsibility for the investment performance of each Fund that utilizes a Sub-Advisor due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination, and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund’s sole initial shareholder before the Fund is available to the other purchasers, and the Fund states in its prospectus that it intends to rely on the order.

The shareholders of each of the Funds have approved the Fund’s reliance on the order; however, only the California Municipal, Global Diversified Income, Inflation Protection, LargeCap Blend I, LargeCap Blend II, LargeCap Growth I, LargeCap Growth II, LargeCap Value III, MidCap Growth III, MidCap Value I, SmallCap Growth II, and Tax Exempt Bond Funds intend to rely on the order.

CHOOSING A SHARE CLASS

Your Financial Professional will help you choose the Fund or Funds that are appropriate for you based upon your investment objective, risk tolerance and other factors. Your Financial Professional can also help you choose the share class that is appropriate for you. Financial Professionals may receive different compensation depending upon which class of shares you purchased. The sales charge for Class A shares may be reduced or eliminated for certain types of purchases or for purchases of sufficient size. Your Financial Professional can help you determine whether your investment qualifies for a reduced sales charge.

This prospectus offers three share classes: Class A, Class B, and Class C (not all funds offer Class B shares). Class B shares and Class C shares of the Money Market Fund may be purchased only by exchange from other Fund accounts in the same share class or by reinvestment of distributions made on such shares. Effective March 1, 2010, Class B shares of the Funds will no longer be available for purchase, except through exchanges and dividend reinvestments as described in “Choosing a Share Class - Class B Shares.” Class C shares are not available to retirement plans qualified under IRC section 401(a) that are not already investing in Class C shares of other Funds of the Principal Funds, but are available to new participants in plans that currently invest in Class C shares of the Fund. Highlights of each Fund’s share classes and information regarding sales charges and dealer reallowances are provided below.

Each class has different costs associated with buying, redeeming, and holding shares. Which class is best for you depends upon:

  the dollar amount you are investing,
  the amount of time you plan to hold the investment, and
  any plans to make additional investments in the Principal Funds.

Please consult with your Financial Professional before choosing the class of shares that is most appropriate for you. Before you invest, you should understand the characteristics of each share class so you can be sure to choose the class that is right for you.

Fund and share class selections must be made at the time of purchase. If you are making an initial purchase of Principal Funds of $1,000,000 or more and have selected Class C shares, the purchase will be of Class A shares of the Fund(s) you have selected. If you are making subsequent purchases into your existing Principal Funds Class C share accounts and the combined value of the subsequent investment and your existing Class A, Class B, Class C, and Class J share accounts combined for Rights of Accumulation purposes exceeds $1,000,000, the subsequent investment will be applied to purchase Class A shares of the Fund(s) you have selected.

CLASS A SHARES Initial Sales Charge

  You generally pay a sales charge on an investment in Class A shares, which varies based on the amount invested and the Fund selected.
  If you invest $50,000 or more ($100,000 or more for the Bond & Mortgage Securities, California Municipal, Government & High Quality Bond, High Yield, Global Diversified Income, Income, Inflation Protection, Preferred Securities, Principal LifeTime Strategic Income, Short-Term Bond, Short-Term Income, and Tax-Exempt Bond Funds and the SAM Flexible Income Portfolio), the sales charge is reduced.
  You might be eligible for a reduced sales charge. See “Sales Charge Waiver or Reduction (Class A shares).”
  Sales charges might be reduced under the Rights of Accumulation or Statement of Intent, as described below.

Sales Charge Waiver or Reduction (Class A shares)

Class A shares of the Funds may be purchased without a sales charge or at a reduced sales charge. The Funds reserve the right to change or stop offering shares in this manner at any time for new accounts and with a 60-day notice to shareholders of existing accounts.

To receive a reduction in your Class A initial sales charge, you or your Financial Professional must let the Fund know at the time you purchase shares that you qualify for such a reduction. If you or your Financial Professional do not let the Fund know that you are eligible for a reduction, you may not receive a sales charge discount to which you are otherwise entitled. It may be necessary for you to provide information and records, such as account statements.

Purchase Without an Initial Sales Charge (Class A shares)

No initial sales charge will apply to purchases of $1 million ($500,000 for the Bond & Mortgage Securities,
Municipal, Government & High Quality Bond, High Yield, Global Diversified Income, Income, Inflation
Preferred Securities, Principal LifeTime Strategic Income, Short-Term Bond, Short-Term Income, and
Bond Funds and the SAM Flexible Income Portfolio) or more, although a 1.00% (0.25% for LargeCap
500 Index Fund) contingent deferred sales charge may apply to redemptions made within 12 months after

No initial sales charge will apply to shares purchased with the proceeds of redemptions of Class A shares of the
(other than the Money Market Fund, unless such shares were obtained by exchange of shares of a Fund imposes an initial sales charge) or with proceeds of redemptions from Class B shares on which a CDSC was or was waived in connection with a Required Minimum Distribution, involuntary redemption or due to the of the shareholder, within 60 days of redemption. It is the responsibility of the shareholder to notify the Fund the time of repurchase if the purchase proceeds are from a redemption of the Fund within the past 60 days.
A Fund’s Class A shares may be purchased without a sales charge by the following individuals, groups, and/or by its current and former Directors, member companies of the Principal Financial Group, and their active or retired employees, officers, directors, brokers, or agents (for the life of the account). This also includes their immediate family members (spouse, domestic partner, children (regardless of age), and parents), and trusts created by or primarily for the benefit of these individuals;
by the Premier Credit Union;
by non-ERISA clients of Principal Global Investors LLC;
by any employee or registered representative (and their immediate family members and employees) of an authorized broker-dealer or company that has entered into a selling agreement with Princor or the Distributor;
through a “wrap account” offered by Princor or through broker-dealers, investment advisors, and other financial institutions that have entered into an agreement with Princor or the Distributor which includes a requirement that such shares be sold for the benefit of clients participating in a “wrap account” or similar program under which clients pay a fee to the broker-dealer, investment advisor, or financial institution;
to fund non-qualified plans administered by a member company of the Principal Financial Group pursuant to a written service agreement;
by any investor who buys Class A shares through an omnibus account with certain financial intermediaries, such as a bank or other financial institution, that does not accept or charge the initial sales charge. In addition, the CDSC generally applicable to redemptions of shares made within 12 months after purchase of $1 million ($500,000 for the Bond & Mortgage Securities, California Municipal, Government & High Quality Bond, High

Yield, Global Diversified Income, Income, Inflation Protection, Preferred Securities, Principal LifeTime Strategic
Income, Short-Term Bond, Short-Term Income, and Tax-Exempt Bond Funds and the SAM Flexible Income
Portfolio) or more will not be imposed on redemptions of shares purchased through such omnibus account where no sales charge payments were advanced for purchases made through these entities;
• by participants in, or by purchases through, employer-sponsored retirement or benefit plans which were eligible to purchase shares without payment of a sales charge of a predecessor fund prior to the date the successor fund commenced operations; provided, however, that the third party administrator or other service provider the sponsor of the retirement or benefit plan employes utilizes a system for processing purchases of shares that will accommodate waiver of the Fund’s sales charge;
• by individuals who were eligible to purchase shares without payment of a sales charge of a predecessor fund (a fund previously included in the WM Group of Funds) prior to the date the successor fund commenced operations;
• by clients of registered investment advisors that have entered into arrangements with Princor or the Distributor providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisors may charge a separate fee;
• to qualified retirement plans where the plan’s R-1 or R-2 share investments were redesignated A share investments;
• to qualified retirement plans where the plan’s investments in the Fund are part of an omnibus account or other qualified retirement plans with a total value of at least $500,000;
• existing participants in Employer Sponsored Plans (as defined in Purchase at a Reduced Initial Sales Charge
(Class A Shares)) that had at least $1 million in Principal Funds as of January 12, 2007 can purchase Class A shares at net asset value for the duration of that account; and
• new participants in such Employer Sponsored Plans that had at least $2.8 million in Principal Funds as of
January 12, 2007 can purchase Class A shares within the plan at net asset value provided the participant notes that he or she meets this qualification on the participant’s initial application to purchase shares.

Purchase at a Reduced Initial Sales Charge (Class A Shares)

1)	Rights of Accumulation. The sales charge varies with the size of your purchase. Purchases made by you, your spouse or domestic partner, your children, the children of your spouse or domestic partner up to and including the age of 25 and/or a trust created by or primarily for the benefit of such persons (together “a Qualified Purchaser”)
will be combined along with the value of existing Class A, B,C and J shares of Principal Funds owned by such persons, to determine the applicable sales charge. Class A shares of Money Market Fund are not included in the calculation unless they were acquired in exchange from other Principal Funds shares. If the total amount being invested in the Principal Funds is near a sales charge breakpoint, you should consider increasing the amount invested to take advantage of a lower sales charge.

2)	Statement of Intent (SOI). Qualified Purchasers may obtain reduced sales charges by signing an SOI. The SOI is a nonbinding obligation on the Qualified Purchaser to purchase the full amount indicated in the SOI. Purchases made by you, your spouse or domestic partner, or the children of you, your spouse or domestic partner up to and including the age of 25 and/or a trust created by or primarily for the benefit of such persons (together “a Qualified
Purchaser”) will be combined along with the value of existing Class A, B, C and J shares of Principal Funds owned by such persons. Purchases of Class A shares of Money Market Fund are not included. The sales charge is based on the total amount to be invested in a 13 month period. If the intended investment is not made (or shares are sold during the 13 month period), sufficient shares will be sold to pay the additional sales charge due. An SOI is not available for 401(a) plan purchases.

3)	The maximum sales charge that applies to purchases of Class A shares by qualified plans administered by
Expertplan, Inc. that were previously converted from B share plans is the sales charge that applies to purchases of at least $250,000 but less than $500,000 as described in the sales charge tables below; the regular sales charge applies to purchases of $500,000 or more in such accounts and to all purchases of the Global Diversified Income,
LargeCap S&P 500 Index, Short-Term Bond, and Short-Term Income Fund shares.

4)	Employer Sponsored Plans. The maximum sales charge for all purchases made in an account that is included in a
SIMPLE IRA, SEP, SAR-SEP, non-qualified deferred compensation, or payroll deduction (“Employer Sponsored
Plan”) established prior to March 1, 2002 with Principal Management Corporation as the Funds’ transfer agent, is the sales charge that applies to purchases of at least $100,000 but less than $250,000 as described in the sales charge tables below; the regular sales charge applies to purchases of $250,000 or more in such accounts and to all purchases of the Global Diversified Income, LargeCap S&P 500 Index, Short-Term Bond, and Short-Term Income
Fund shares. The reduced sales charge applies to purchases made by or on behalf of participants to such plans who become participants on or before July 28, 2007.

Purchase of Class A Shares. The offering price for Class A shares is the NAV next calculated after receipt of an investor’s order in proper form by the Fund or its servicing agent, plus any applicable initial sales charge (except for the Money Market Fund) as shown in the tables below. The right-hand column in each table indicates what portion of the sales charge is paid to Financial Professionals and their brokerage firms (“dealers”) for selling Class A shares. For more information regarding compensation paid to dealers, see “Distribution Plans and Additional Information
Regarding Intermediary Compensation.”

There is no sales charge on purchases of Class A shares of the Money Market Fund or on purchases of Class A shares of the other funds if the purchase is made within 60 days of the redemption of Class A or B shares of the Fund or described in “Redemption of Fund Shares” provided the shareholder notifies the Fund that the purchase proceeds are from the redemption of Class A shares. Class A shares of the other Funds are purchased with a sales charge that is a variable percentage based on the amount of the purchase. There is no sales charge on shares of a Fund purchased with reinvested dividends or other distributions. Your sales charge may be reduced for larger purchases as indicted below.

Class A Sales Charges(1)

Bond & Mortgage Securities, California Municipal, Global Diversified Income, High Yield, Inflation Protection,
Preferred Securities, Principal LifeTime Strategic Income, Tax-Exempt Bond Funds, and SAM Flexible Income Portfolio
Sales Charge as % of:

	Offering	Amount	Dealer Allowance as % of
Amount of Purchase	Price	Invested	Offering Price
Less than $100,000	3.75%	3.90%	3.00%
$100,000 but less than $250,000	2.75%	2.83%	2.25%
$250,000 but less than $500,000	1.50%	1.52%	1.00%
$500,000 or more	0.00%	0.00%	0.00%(2)

Government & High Quality Bond, Income, Short-Term Bond, and Short-Term Income Funds
Sales Charge as % of:

	Offering	Amount	Dealer Allowance as % of
Amount of Purchase	Price	Invested	Offering Price
Less than $100,000	2.25%	2.30%	2.00%
$100,000 but less than $250,000	1.75%	1.78%	1.50%
$250,000 but less than $500,000	1.25%	1.27%	1.00%
$500,000 or more	0.00%	0.00%	0.00%(2)

LargeCap S&P 500 Index Fund
Sales Charge as % of:

	Offering	Amount	Dealer Allowance as % of
Amount of Purchase	Price	Invested	Offering Price
Less than $50,000	1.50%	1.52%	1.25%
$50,000 but less than $100,000	1.25%	1.27%	1.00%
$100,000 but less than $250,000	1.00%	1.01%	0.75%
$250,000 but less than $500,000	0.75%	0.76%	0.50%

LargeCap S&P 500 Index Fund
$500,000 but less than $1,000,000	0.50%	0.50%	0.25%
$1,000,000 or more	0.00%	0.00%	0.25%

All other Funds (except Money Market Fund)
	Sales Charge as % of:

	Offering	Amount	Dealer Allowance as % of
Amount of Purchase	Price	Invested	Offering Price
Less than $50,000	5.50%	5.82%	4.75%
$50,000 but less than $100,000	4.75%	4.99%	4.00%
$100,000 but less than $250,000	3.75%	3.90%	3.00%
$250,000 but less than $500,000	3.00%	3.09%	2.50%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00%(3)
(1) Because of rounding in the calculation of the offering price, the actual maximum front-end sales charge paid by an investor may be higher or lower than the percentages noted above.
(2) The Distributor may pay authorized dealers commissions on purchases of Class A shares over $500,000 calculated as follows: 1.00% on purchases between $500,000 and $3 million, 0.50% on the next $2 million, 0.35% on the next $5 million, and 0.25% on the amount purchased in excess of $10 million. The commission rate is determined based on the purchase amount combined with the current market value of existing investments in Class J, A, B, and C shares.
(3) The Distributor may pay authorized dealers commissions on purchases of Class A shares over $1 million calculated as follows: 1.00% on purchases between $1 million and $3 million, 0.50% on the next $2 million, 0.35% on the next $5 million, and 0.25% on the amount purchased in excess of $10 million. The commission rate is determined based on the purchase amount combined with the current market value of existing investments in Class J, A, B, and C shares.

Contingent Deferred Sales Charge (“CDSC”) on Class A Shares. Class A shares purchased in amounts of $1 million ($500,000 for the Bond & Mortgage Securities, California Municipal, Government & High Quality Bond, High
Yield, Global Diversified Income, Income, Inflation Protection, Preferred Securities, Principal LifeTime Strategic
Income, Short-Term Bond, Short-Term Income, and Tax-Exempt Bond Funds and the SAM Flexible Income Portfolio)
or more (other than shares of the Money Market Fund) are generally subject to a CDSC of 1.00% (0.25% for the
LargeCap S&P 500 Index Fund) if the shares are redeemed during the first 12 months after purchase, unless the dealer, at its discretion, has waived the commission.The Distributor may pay authorized dealers commissions up to
1.00% of the price of such purchases. The CDSC may be waived for redemptions of Class A shares as described under "CDSC Calculation and Waivers."

Pricing and Sales Charge information is available, free of charge, on our website at www.principalfunds.com.

CLASS B SHARES

Effective March 1, 2010, (the “Closing Date”), Class B shares of the Funds will no longer be available for purchase, except through exchanges and dividend reinvestments as discussed below. Class B shareholders may continue to hold such shares until they automatically convert to Class A shares under the existing conversion schedule (based on
purchase date), as described below.	Shareholders who own Class B shares on February 26, 2010 will still receive dividend reinvestments and may continue to exchange their shares for other Class B Fund shares in accordance with the Funds' current policies. Effective on and after the Closing Date, Class B shareholders who have an automated investment plan in Class B shares (such as Automatic Investment Plan (“AIP”) or automatic exchange election), will have such recurring investments automatically redirected into Class A shares of the same Fund with the applicable
Class A sales charge (load). All other features of Class B shares, including Rule 12b-1 distribution and/or service fees, contingent deferred sales charge schedules and conversion features, remain unchanged and continue in effect. We may modify these policies in the future.

The offering price for Class B shares is the NAV next calculated after receipt of an investor’s order in proper form by the Fund or its servicing agent, with no initial sales charge. A CDSC of up to 5.00% may apply depending on the Fund and time in the investment (see schedule below).

•	Shares purchased through reinvestment of dividends and capital gain distributions are not subject to a CDSC.
•	There is no CDSC on redemptions of Class B shares held for 5 full years or longer.
•	Class B shares have higher annual expenses than Class A shares because they are subject to distribution fees for
	the first eight years.
•	After the eighth year, Class B shares convert automatically to Class A shares of the same Fund, typically without
	income tax impact.

Within 60 days after a redemption of Class B shares, the proceeds may be reinvested in Class A shares at NAV, if a
CDSC was paid. It is the responsibility of the shareholder to notify the Fund at the time of reinvestment if the purchase proceeds are from a redemption of Class B shares.

The Distributor currently pays authorized dealers commissions of up to 4.00% of the price of Class B shares sold by them.

Contingent Deferred Sales Charge (“CDSC”) on Class B Shares. Each new and subsequent purchase of Class B shares may be subject to a CDSC based upon the schedule below.

A CDSC may be applied to Class B shares of all Funds according to the following schedule:

	Year of Redemption	Contingent Deferred
	After Purchase	Sales Charge(1)
	First	5.00%
	Second	5.00%
	Third	4.00%
	Fourth	3.00%
	Fifth	2.00%
	Sixth and following	0.00%

(1) Shares purchased on or before January 12, 2007 may be subject to different CDSC schedules as described in the SAI.
Pricing and Sales Charge information is available, free of charge, on our website at www.principalfunds.com.

	CLASS C SHARES

Class C shares may not be suitable for large investments. Due to the higher expenses associated with Class C shares, it may be more advantageous for investors currently purchasing, intending to purchase, or with existing assets in amounts that may qualify for a reduced sales charge on Class A shares, including through Rights of Accumulation and/or Statement of Intent, to purchase Class A shares. Class C shares of the Money Market Fund may be purchased only by exchange from Class C shares of other Principal Funds and by reinvestment of distributions made on Class C shares.

The Fund seeks to prevent investments in Class C shares by shareholders with at least $1 million of investments in
Principal Funds eligible for inclusion pursuant to Rights of Accumulation. The Funds will consider initial purchases of
$1 million or more, and subsequent purchases that would result in an investment of $1 million or more when combined with a shareholder’s existing account values, as determined using Rights of Accumulation, as a purchase of Class A shares. Class C shares are not available to retirement plans qualified under IRC section 401(a) that are not already investing in Class C shares of the Fund, but are available to new participants in plans that currently invest in Class C shares of the Fund.

The offering price for Class C shares is the NAV next calculated after receipt of an investor’s order in proper form by the Fund or its servicing agent, with no initial sales charge.
•	A CDSC of 1.00% may apply if redeemed during the first 12 months after purchase. Unlike Class B shares,
	Class C shares do not convert to Class A shares, so future distribution and service fees do not decrease.
•	Class C shares have higher annual expenses than Class A shares because they are subject to distribution fees.

Within 60 days after redemption of Class C shares, the proceeds may be reinvested in other Class C shares at NAV. It is the responsibility of the shareholder to notify the Fund at the time of reinvestment if the purchase proceeds are from redemption of Class C shares.

The Distributor currently pays authorized dealers commissions of up to 1.00% of the amount invested in Class C shares.

Contingent Deferred Sales Charge (“CDSC”) on Class C Shares. Each initial and subsequent purchase of Class C shares is subject to a CDSC of 1.00% for a period of 12 months from the date of purchase. Shares will be redeemed first from shares purchased through reinvested dividends and capital gain distributions, which are not subject to the
CDSC, and then in order of purchase. The CDSC may be waived for redemptions of Class C shares as described under “CDSC Calculation and Waivers.”

Pricing and Sales Charge information is available, free of charge, on our website at www.principalfunds.com.

CDSC CALCULATION AND WAIVERS

The CDSC is based on the lesser of the market value at the time of redemption or the initial purchase price of the shares sold. For Class B shares issued in connection with the WM Reorganization, the CDSC is based on the initial purchase price of the shares sold. The CDSC does not apply to shares purchased with reinvested dividends or other distributions. The CDSC is not charged on exchanges. However, the original purchase date of the shares from which an exchange is made determines if the newly acquired shares are subject to the CDSC when they are sold.

If you sell some but not all of the shares in your account, the shares not subject to a CDSC will be sold first. Other shares will be sold in the order purchased (first in, first out). The CDSC does not apply to shares redeemed according to a systematic withdrawal plan limited to no more than 1.00% per month (measured cumulatively for non-monthly plans) of the value of the Fund account at the time, and beginning on the date, the systematic withdrawal plan is established.

The CDSC is waived on shares which are sold:
• within 90 days after an account is re-registered due to a shareholder’s death;
• due to the shareholder’s disability, as defined in the Internal Revenue Code provided the shares were purchased prior to the disability;
• from retirement plans to satisfy minimum distribution rules under the Internal Revenue Code;
• to pay surrender charges;
• to pay retirement plan fees;
• involuntarily from small balance accounts;
• from a retirement plan to assure the plan complies with Sections 401(k), 401(m), 408(k), or 415 of the Internal
Revenue Code; or
• from retirement plans to satisfy excess contribution rules under the Internal Revenue Code.

The CDSC is also waived on redemptions of Class B shares from Predecessor Fund accounts opened prior to April 1,
2002 made in connection with distributions from IRAs or other retirement accounts to shareholders over age 59 1/2.
This CDSC waiver does not apply to a transfer of assets.

NOTE: To have your CDSC waived, you must let your advisor or the Fund know at the time you redeem shares that you qualify for such a waiver.

FREQUENT PURCHASES AND REDEMPTIONS

The Funds are not designed for, and do not knowingly accommodate, frequent purchases and redemptions of fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.

Frequent purchases and redemptions pose a risk to the Funds because they may:
• Disrupt the management of the Funds by:
• forcing the Funds to hold short-term (liquid) assets rather than investing for long-term growth, which results in lost investment opportunities for the Fund; and
• causing unplanned portfolio turnover;
• Hurt the portfolio performance of the Funds; and
• Increase expenses of the Funds due to:
• increased broker-dealer commissions and
• increased recordkeeping and related costs.

Certain Funds may be at greater risk of harm due to frequent purchases and redemptions. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage.

The Funds have adopted procedures to “fair value” foreign securities under certain circumstances, which are intended, in part, to discourage excessive trading of shares of the Funds. The Board of Directors of the Fund has also adopted policies and procedures with respect to frequent purchases and redemptions of shares of the Funds. The
Funds monitor shareholder trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. If we are not able to identify such excessive trading practices, the Funds and their shareholders may be harmed. The harm of undetected excessive trading in shares of the underlying Funds in which the Principal LifeTime Funds or Strategic Asset Management Funds invest could flow through to the Principal LifeTime Funds and Strategic Asset Management Funds as they would for any Fund shareholder. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.

Currently the Funds, except the Money Market Fund, impose an excessive trading fee on redemptions or exchanges of $30,000 or more of a Fund’s Class A, B, and C shares redeemed within 30 days after they are purchased. The fee does not apply to redemptions or exchanges made pursuant to an Automatic Exchange Election or Systematic
Withdrawal Plan; due to a shareholder’s death or disability (as defined in the Internal Revenue Code); to satisfy minimum distribution rules imposed by the Internal Revenue Code; or where the application of the fee would cause a
Fund to fail to be considered a “qualified default investment alternative” under the Employee Retirement Income
Security Act of 1976, as amended, and the rules and regulations thereunder. The fee is equal to 1.00% of the total redemption or exchange amount. The fee is paid to the Funds and is intended to offset the trading costs, market impact, and other costs associated with short-term money movement in and out of the Funds.

If an intermediary, such as a retirement plan or recordkeeper, is unwilling to impose the Fund’s excessive trading fee, the Fund may waive such fee if it determines that the intermediary is able to implement other policies and procedures reasonably designed to prevent excessive trading in Fund shares. If an intermediary is unable to implement the Fund’s excessive trading policy or to implement other procedures reasonably designed to prevent excessive trading in Fund shares, the Fund may waive the application of its excessive trading policy with respect to transactions of beneficial owners underlying the intermediary’s omnibus account if, in Fund management’s opinion, the purchases and redemptions at the omnibus account level are not likely to have an adverse impact on the management of the Fund’s portfolio.

In addition, if a Fund deems frequent trading and redemptions to be occurring, action will be taken that may include, but is not limited to:
• Increasing the excessive trading fee to 2%,
• Increasing the excessive trading fee period from 30 days to as much as 90 days,
• Applying the excessive trading fee to redemptions or exchanges of less than $30,000,
• Limiting the number of permissible exchanges available to shareholders identified as “excessive traders,”
• Limiting exchange requests to be in writing and submitted through the United States Postal Service (in which case, requests for exchanges by fax, telephone or internet will not be accepted), and
• Taking such other action as directed by the Fund.

The Funds have reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed prior to a determination of abusive trading. In those instances, we will reverse the exchange and return the account holdings to the positions held prior to the exchange. We will give the shareholder that requested the exchange notice in writing in this instance.

PRICING OF FUND SHARES

Each Fund’s shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange (“NYSE”) is open (share prices are not calculated on the days on which the NYSE is closed for trading, generally New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/
Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas). The
share price is determined as of the close of business of the NYSE (normally 3:00 p.m. Central Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price we calculate after we receive the order at our transaction processing center in Canton, Massachusetts. To process your purchase order on the day we receive it, we must receive the order (with complete information):
• on a day that the NYSE is open and
• prior to the close of trading on the NYSE (normally 3 p.m. Central Time).

Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.

If we receive an application or purchase request for a new mutual fund account or subsequent purchase into an existing account that is accompanied by a check and the application or purchase request does not contain complete information, we may hold the application (and check) for up to two business days while we attempt to obtain the necessary information. If we receive the necessary information within two business days, we will process the order using the next share price calculated. If we do not receive the information within two business days, the application and check will be returned to you.

For all Funds, except the Money Market Fund, the share price is calculated by:
• taking the current market value of the total assets of the Fund
• subtracting liabilities of the Fund
• dividing the remainder proportionately into the classes of the Fund
• subtracting the liability of each class
• dividing the remainder by the total number of shares outstanding for that class.

With respect to the Principal LifeTime Funds and SAM Portfolios, which invest in other registered investment company funds, each Fund's NAV is calculated based on the NAV of such other registered investment company funds in which the Fund invests.

The securities of the Money Market Fund are valued at amortized cost. The calculation procedure is described in the
Statement of Additional Information.

NOTES:
• If market quotations are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Directors. Fair valuation pricing is subjective and creates the possibility that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.
• A Fund’s securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Generally, the values of foreign securities used in computing a
Fund’s Net Asset Value (“NAV”) are the market quotations as of the close of the foreign market. Foreign securities and currencies are also converted to U.S. dollars using the exchange rate in effect at the close of the NYSE.

Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the
NYSE is open. The Fund has adopted policies and procedures to “fair value” some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the
Fund’s NAV is calculated. Significant events can be specific to a single security or can include events that affect a particular foreign market or markets. A significant event can also include a general market movement in the
U.S. securities markets. If the Manager believes that the market value of any or all of the foreign securities is materially affected by such an event, the securities will be valued, and the Fund’s NAV will be calculated, using the policy adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions.

The trading of foreign securities generally or in a particular country or countries may not take place on all days the
NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Fund may change on days when shareholders are unable to purchase or redeem shares.

• Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The
Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

DIVIDENDS AND DISTRIBUTIONS

Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses, and shareholder activity may differ from estimates; consequently, differences, if any, will be included in the calculation of subsequent dividends. The Funds pay their net investment income to shareholders of record on the business day prior to the payment date. The payment schedule is as follows:
• The Bond & Mortgage Securities, California Municipal, Global Diversified Income, Government & High Quality
Bond, High Yield, Income, Inflation Protection, Short-Term Bond, Short-Term Income, and Tax-Exempt Bond
Funds declare dividends of their daily net investment income each day their shares are priced. The Funds pay out their accumulated declared dividends monthly.
• The Money Market Fund declares dividends of all its daily net investment income each day its shares are priced.
On the 20th day of each month (or the previous business day) the Fund will distribute its accumulated declared dividends. You may ask to have your dividends paid to you in cash. If you do not request cash payment, your dividend will be applied to purchase additional shares of the Fund monthly.
• The Preferred Securities Fund pays its net investment income monthly.
• The Equity Income, Global Real Estate Securities, and Real Estate Securities Funds and the SAM Flexible Income,
SAM Conservative Balanced, and SAM Balanced Portfolios each pay their net investment income quarterly in
March, June, September, and December.
• The other Funds pay their net investment income annually in December.
For more details on the payment schedule, go to www.principalfunds.com.

The Tax Exempt Bond Fund intends to distribute income that is exempt from federal income tax but may be subject to state and local income tax. Because the Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or other income taxes, it may make distributions of income that are not exempt from federal and other income tax. Any capital gains distributed by the Fund may be taxable.

Net realized capital gains, if any, are distributed annually in December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.

The Money Market Fund does not seek to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.

Dividend and capital gains distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid. However, you may authorize the distribution to be:
• invested in shares of another of the Principal Funds without a sales charge (distributions of a Fund may be directed only to one receiving Fund); or
• paid in cash, if the amount is $10 or more.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to Individual Retirement Accounts and other retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state, and local taxes. A Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

To the extent that distributions the Funds pay are derived from a source other than net income (such as a return of capital), a notice will be included in your quarterly statement pursuant to Section 19(a) of the Investment Company Act of 1940, as amended, and Rule 19a-1 disclosing the source of such distributions. Furthermore, such notices shall be posted monthly on our web site at www.principalfunds.com. You may request a copy of all such notices, free of charge, by telephoning 1-800-222-5852. The amounts and sources of distributions included in such notices are estimates only and you should not rely upon them for purposes of reporting income taxes. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.

NOTES:

  A Fund’s payment of income dividends and capital gains has the effect of reducing the share price by the amount of the payment.
  Distributions from a Fund, whether received in cash or reinvested in additional shares, may be subject to federal (and state) income tax.
  For these reasons, buying shares of a Fund shortly before it makes a distribution may be disadvantageous to you.

FUND ACCOUNT INFORMATION

Procedures for Opening an Account

To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver’s license or other identifying documents.

If concerns arise with verification of your identity, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity on a timely basis, we may close your account or take such other action as we deem appropriate.

Accounts with foreign addresses cannot be established. If an existing shareholder with a U.S. address moves to a foreign location and updates the address on the shareholder’s account, we are unable to process any purchases or exchanges on that account.

Orders Placed by Intermediaries

Principal Funds may have an agreement with your intermediary, such as a broker-dealer, third party administrator or trust company, that permits the intermediary to accept orders on behalf of the Fund until 3 p.m. Central Time. The agreement may include authorization for your intermediary to designate other intermediaries (“sub-designees”) to accept orders on behalf of the Fund on the same terms that apply to the intermediary. In such cases, if your intermediary or a sub-designee receives your order in correct form by 3 p.m. Central Time, transmits it to the Fund and pays for it in accordance with the agreement, the Fund will price the order at the next net asset value per share it computes after your intermediary or sub-designee received your order.

Note: The time at which the Fund prices orders and the time until which the Fund or your intermediary or sub-designee will accept orders may change in the case of an emergency or if the NYSE closes at a time other than 3 p.m. Central Time.

Statements

You will receive quarterly statements for the Funds you own. The quarterly statements provide the number and value of shares you own, transactions during the period, dividends declared or paid, and other information. The year-end statement includes information for all transactions that took place during the year. Please review your statement as soon as you receive it. Keep your statements as you may need them for tax reporting purposes.

Generally, each time you buy, sell, or exchange shares in Principal Funds, you will receive a confirmation in the mail shortly thereafter. It summarizes all the key information – what you bought or sold, the amount of the transaction, and other important information.

Certain purchases and sales are only included on your quarterly statement. These include accounts:

when the only activity during the quarter:
is purchase of shares from reinvested dividends and/or capital gains, are purchases under an Automatic Investment Plan,
are sales under a systematic withdrawal plan,
are purchases or sales under an automatic exchange election, or conversion of Class B shares into Class A shares;
used to fund certain individual retirement or individual pension plans; or
established under a payroll deduction plan.

If you need information about your account(s) at other times, you may call us at 1-800-222-5852 or access your account on the internet.

Signature Guarantees

Certain transactions require a Medallion Signature Guarantee, unless specifically waived by the Fund’s transfer agent. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member, or brokerage firm which participates in a Medallion program recognized by the Securities Transfer Association. A signature guarantee by a notary public or savings bank is not acceptable. Signature guarantees are required:

  if you sell more than $100,000 (in the aggregate) from the Funds;
  if a sales proceeds check is payable to other than the account shareholder(s), Principal Life, or Principal Bank;
  to change ownership of an account;
  to add wire or ACH redemption privileges to a U.S. bank account not previously authorized if there is not a common owner between the bank account and mutual fund account;
  to change bank account information designated under an existing telephone withdrawal plan if there is not a common owner between the bank account and mutual fund account;
  to exchange or transfer among accounts with different ownership; and
  to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding 15 days.

Special Plans

The Funds reserve the right to amend or terminate the special plans described in this prospectus. Such plans include automatic investment, systematic withdrawal, waiver of Fund minimums for certain accounts and waiver or reduction of the sales charge or contingent deferred sales charge for certain purchasers. You will be notified of any such action to the extent required by law.

Minimum Account Balance

Each Fund has a minimum required account balance of $1000. The Fund reserves the right to redeem all shares in your account if the value of your account falls below $1000. The Fund will mail the redemption proceeds to you. An involuntary redemption of a small account will not be triggered by market conditions alone. The Fund will notify you before involuntarily redeeming your account. You will have 30 days to make an additional investment of an amount that brings your account up to the required minimum. The Funds reserve the right to increase the required minimum.

Telephone and Internet Instructions

The Funds reserve the right to refuse telephone and/or internet instructions. You are liable for a loss resulting from a fraudulent telephone or internet instruction that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requiring the use of a password (Personal Identification Number) for internet instructions, requesting personal identification information (name, address, phone number, social security number, birth date, security phrase, etc.), and sending written confirmation to the shareholder’s address of record.

If you elect telephone privileges, instructions regarding your account(s) may be given to us via the telephone or internet. Your instructions:

  may be given by calling us at 1-800-222-5852 between 7 a.m. and 7 p.m. Central Time on any day that the NYSE is open;
  may be given by accessing our website (for security purposes you need a user name and password to use any of the internet services, including viewing your account information on-line. If you don’t have a user name or password, you may obtain one at our website) . Note: only certain transactions are available on-line.
  must be received in good order at our transaction processing center in Canton, Massachusetts, in their entirety, by us before the close of the NYSE (generally 3:00 p.m. Central Time) to be effective the day of your request;
  are effective the next business day if not received until after the close of the NYSE; and
  may be given to your Financial Professional who will in turn contact us with your instructions (Princor registered representatives may only convey your specific instructions to the Funds’ transfer agent; they may not be granted investment discretion).

NOTE: Instructions received from one owner are binding on all owners. In the case of an account owned by a corporation or trust, instructions received from an authorized person are binding on the corporation/trust unless we have a written notification requiring that written instructions be executed by more than one authorized person.

Householding

To avoid sending duplicate copies of materials to households, only one copy of each prospectus, annual and semi-annual report to shareholders will be mailed to shareholders having the same last name and address on the Fund’s records. The consolidation of these mailings, called householding, benefits the Principal Funds through reduced mailing expense. If you want to receive multiple copies of these materials, you may call the Principal Funds at 1-800-222-5852. You may notify the Principal Funds in writing. Individual copies of prospectuses and reports will be sent to you within thirty (30) days after we receive your request to stop householding.

Multiple Translations

This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

Transactions through Financial Institutions/Professionals

Financial institutions and dealers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual financial institutions or dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the prospectus and SAI. Your financial institution or dealer will provide you with specific information about any processing or service fees you will be charged.

Financial Statements

Shareholders will receive annual financial statements for the Funds, audited by the Funds’ independent registered public accounting firm. Shareholders will also receive a semiannual financial statement that is unaudited.

PORTFOLIO HOLDINGS INFORMATION

A description of the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

FINANCIAL HIGHLIGHTS

To be filed by amendment.

To request a free copy of the latest annual or semiannual report for the Fund, you may telephone 1-800-222-5852.

APPENDIX A
Description of Bond Ratings:
Moody’s Investors Service, Inc. Rating Definitions:
Long-Term Obligation Ratings
Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised.
Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.
Aaa:	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.
Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
Ba:	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.
B:	Obligations rated B are considered speculative and are subject to high credit risk.
Caa:	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
NOTE: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa.
The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generate rating category.
SHORT-TERM NOTES: The four ratings of Moody’s for short-term notes are MIG 1, MIG 2, MIG 3, and MIG 4. MIG 1 denotes “best quality, enjoying strong protection from established cash flows.” MIG 2 denotes “high quality” with
“ample margins of protection.” MIG 3 notes are of “favorable quality but lacking the undeniable strength of the preceding grades.” MIG 4 notes are of “adequate quality, carrying specific risk for having protection and not distinctly or predominantly speculative.”
Description of Moody’s Commercial Paper Ratings:
Moody’s Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:
Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.
Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor’s Corporation’s Debt Ratings:

A Standard & Poor’s debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources Standard & Poor’s considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I.	Likelihood of default – capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.	Nature of and provisions of the obligation;

III.	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor’s rights.

AAA:	Debt rated “AAA” has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA:	Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest-
rated issues only in small degree.

A:	Debt rated “A” has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB:	Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circum-
stances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

BB, B, CCC, CC: Debt rated “BB,” “B,” “CCC,” and “CC” is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obliga-
tion. “BB” indicates the lowest degree of speculation and “CC” the highest degree of speculation.
While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C:	The rating “C” is reserved for income bonds on which no interest is being paid.

D:	Debt rated “D” is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from “AA” to “B” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

NR:	Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy.

Standard & Poor’s, Commercial Paper Ratings

A Standard & Poor’s Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

A:	Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

A-1:	This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a “+” designation.

A-2:	Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated “A-1.”

A-3:	Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, some-
what more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.

B:	Issues rated “B” are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

C:	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D:	This rating indicates that the issue is either in default or is expected to be in default upon maturity.

The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor’s by the issuer and obtained by Standard & Poor’s from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

Standard & Poor’s rates notes with a maturity of less than three years as follows:

SP-1:	A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a “+” designation.

SP-2:	A satisfactory capacity to pay principal and interest.

SP-3:	A speculative capacity to pay principal and interest.

ADDITIONAL INFORMATION

Additional information about the Fund (including the Fund’s policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information dated March _______, 2010, which is incorporated by reference into this prospectus. Additional information about the Funds’ investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year. The Statement of Additional Information and the Fund’s annual and semiannual reports can be obtained free of charge by writing
Principal Funds, P.O. Box 8024, Boston, MA 02266-8024. In addition, the Fund makes its Statement of Additional
Information and annual and semiannual reports available, free of charge, on our website www.PrincipalFunds.com. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-222-5852.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the
Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission’s internet site at http://
www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, 100 F
Street, N.E., Washington, D.C. 20549-0102.

The U.S. government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Money Market Fund will be able to maintain a stable share price of $1.00 per share.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or
any other agency.

Principal Funds, Inc. SEC File 811-07572

PRINCIPAL FUNDS, INC.

Class J Shares

The date of this Prospectus is _______________, 2010.

As with all mutual funds, neither the Securities and Exchange Commission ("SEC") nor any State Securities
Commission has approved or disapproved of these securities or determined whether this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

Fund Summaries	4
Balanced/Asset Allocation Funds
Strategic Asset Management (“SAM”) Flexible Income Portfolio	10
Strategic Asset Management (“SAM”) Conservative Balanced Portfolio	12
Strategic Asset Management (“SAM”) Balanced Portfolio	14
Strategic Asset Management (“SAM”) Conservative Growth Portfolio	16
Strategic Asset Management (“SAM”) Strategic Growth Portfolio	18
Principal LifeTime Strategic Income Fund	23
Principal LifeTime 2010 Fund	25
Principal LifeTime 2020 Fund	27
Principal LifeTime 2030 Fund	29
Principal LifeTime 2040 Fund	31
Principal LifeTime 2050 Fund	33
LargeCap US Equity Funds
LargeCap Blend Fund I	35
LargeCap Blend Fund II	38
LargeCap Growth Fund	41
LargeCap Growth Fund I	44
LargeCap Growth Fund II	47
LargeCap S&P 500 Index Fund	50
LargeCap Value Fund	53
LargeCap Value Fund III	56
Small/MidCap US Equity Funds
MidCap Blend Fund	59
MidCap Growth Fund	62
MidCap Growth Fund III	65
MidCap S&P 400 Index Fund	68
MidCap Value Fund I	71
MidCap Value Fund III	77
Real Estate Securities Fund	80
SmallCap Blend Fund	83
SmallCap Growth Fund	86
SmallCap Growth Fund I	89
SmallCap Growth Fund II	92
SmallCap S&P 600 Index Fund	95
SmallCap Value Fund	98
SmallCap Value Fund II	101
International Equity Funds

Diversified International Fund	107
International Emerging Markets Fund	110
International Growth Fund	113
Fixed Income Funds
Bond & Mortgage Securities Fund	116
Government & High Quality Bond Fund	119
High Quality Intermediate-Term Bond Fund	122
Income Fund	124
Inflation Protection Fund	125
Preferred Securities Fund	131
Short-Term Fixed Income Funds
Short-Term Bond Fund	134
Money Market Fund	141
The Costs of Investing	144
Distribution Plans and Intermediary Compensation	145
Certain Investment Strategies and Related Risks	146
Management of the Funds	153
Pricing of Fund Shares	173
Purchase of Fund Shares	174
Redemption of Fund Shares	175
Exchange of Fund Shares	177
Frequent Purchases and Redemptions	178
Dividends and Distributions	179
Tax Considerations	180
Fund Account Information	181
Portfolio Holdings Information	205
Financial Highlights	205
Appendix A - Description of Bond Ratings	218
Additional Information	221

STRATEGIC ASSET MANAGEMENT (“SAM”) FLEXIBLE INCOME PORTFOLIO

Objective: The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). In general, relative to the other Portfolios, the Flexible Income Portfolio should offer investors the potential for a high level of income and a low level of capital growth, while exposing them to a low level of principal risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of dollars subject to charge)					1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009					Class J
Management Fees					%
Distribution and/or Service (12b-1) Fees					0.45%
Other Expenses					%
%
Total Annual Fund Operating Expenses					%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the
Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was ___% of the average value of its portfolio. Principal Investment Strategies

Principal Investment Strategies
The Portfolio is one of five Strategic Asset Management (“SAM”) Portfolios: Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer the potential for a high level of income and a low level of capital growth, with exposure to a low level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds'
equity funds, fixed-income funds and money market fund (“Underlying Funds”). Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the
Underlying Funds.

The Portfolio:
• invests up to 40% of its assets in any single fixed-income fund as well as cash equivalents;
• generally invests no more than 30% of its net assets in equity funds; and
• may invest up to 30% of its assets in any single equity fund.

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

The Portfolio may also invest, including for temporary defensive purposes and to meet liquidity needs, directly in U.S.
government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations and repurchase agreements.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. If you sell your shares when their value is less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Balanced, Conservative Growth and Strategic Growth Portfolios to:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

The Portfolio has less exposure than the Balanced, Conservative Growth and Strategic Growth Portfolios to:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Each of the SAM Portfolios is subject to:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class J shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class J Return Before Taxes	%	%	%
Class J Return After Taxes on Distributions
Class J Return After Taxes on Distribution and Sale of Fund Shares
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Capital Benchmark (20/80)Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital
Benchmark 20/80 are 20% S&P 500 Index and 80% Barclays Capital Aggregate Bond Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
•	Charlie Averill (since 2010), Senior Quantitative Analyst and Portfolio Manager
•	Jill Cuniff (since 2010), President and Portfolio Manager
•	Todd Jablonski (since 2010), Portfolio Manager

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ___	and ___, respectively of the Prospectus;

•	taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and

•	financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ____
of the Prospectus.

STRATEGIC ASSET MANAGEMENT (“SAM”) CONSERVATIVE BALANCED PORTFOLIO

Objective: The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. In general, relative to the other
Portfolios, the Conservative Balanced Portfolio should offer investors the potential for a medium to high level of income and a medium to low level of capital growth, while exposing them to a medium to low level of principal risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of dollars subject to charge)					1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009					Class J
Management Fees					%
Distribution and/or Service (12b-1) Fees					0.45%
Other Expenses					%
%
Total Annual Fund Operating Expenses					%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the
Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio is one of five Strategic Asset Management (“SAM”) Portfolios: Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer the potential for a medium to high level of income and capital growth, with exposure to a medium to low level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds'
equity funds, fixed-income funds and money market fund (“Underlying Funds”). Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the
Underlying Funds.

The Portfolio:
• invests between 40% and 80% of its net assets in a combination of fixed-income funds and cash equivalents and between 20% and 60% of its net assets in equity funds
• may invest up to 40% of its assets in any single fixed-income fund as well as cash equivalents
• may invest up to 30% of its assets in any single equity fund

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

The Portfolio may also invest, including for temporary defensive purposes and to meet liquidity needs, directly in U.S.
government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations and repurchase agreements.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. If you sell your shares when their value is less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Balanced, Conservative Growth and Strategic Growth Portfolios to:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

The Portfolio has less exposure than the Balanced, Conservative Growth and Strategic Growth Portfolios to:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Each of the SAM Portfolios is subject to:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class J shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class J Return Before Taxes	%	%	%
Class J Return After Taxes on Distributions
Class J Return After Taxes on Distribution and Sale of Fund Shares
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Capital Benchmark (40/60)(reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital
Benchmark 40/60 are 40% S&P 500 Index and 60% Barclays Capital Aggregate Bond Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
•	Charlie Averill (since 2010), Senior Quantitative Analyst and Portfolio Manager
•	Jill Cuniff (since 2010), President and Portfolio Manager
• Todd Jablonski (since 2010), Portfolio Manager
• Dirk Laschanzky (since 2009), Portfolio Manager

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages and ___, respectively of the Prospectus;

•	taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and ____

•	financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page of the Prospectus.

STRATEGIC ASSET MANAGEMENT (“SAM”) BALANCED PORTFOLIO

Objective: The Portfolio seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. In general, relative to the other Portfolios, the
Balanced Portfolio should offer investors the potential for a medium level of income and a medium level of capital growth, while exposing them to a medium level of principal risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of dollars subject to charge)					1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009					Class J
Management Fees					%
Distribution and/or Service (12b-1) Fees					0.45%
Other Expenses					%
%
Total Annual Fund Operating Expenses					%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the
Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio is one of five Strategic Asset Management (“SAM”) Portfolios: Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer the potential for a medium level of income and capital growth, with exposure to a medium level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds'
equity funds, fixed-income funds and money market fund (“Underlying Funds”). Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the
Underlying Funds.

The Portfolio:
• invests between 30% and 70% of its net assets in equity funds and between 30% and 70% of its net assets in fixed-income funds and cash equivalents
• may invest up to 30% of its assets in any single equity fund
• may invest up to 40% of its assets in any single fixed-income fund as well as cash equivalents

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate

The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

The Portfolio may also invest, including for temporary defensive purposes and to meet liquidity needs, directly in U.S.
government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations and repurchase agreements.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. If you sell your shares when their value is less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Flexible Income and Conservative Balanced Portfolios to:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

The Portfolio has less exposure than the Flexible Income and Conservative Balanced Portfolio to:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Each of the SAM Portfolios is subject to:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class J shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class J Return Before Taxes	%	%	%
Class J Return After Taxes on Distributions
Class J Return After Taxes on Distribution and Sale of Fund Shares
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Capital Benchmark (60/40)(reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital
Benchmark 60/40 are 60% S&P 500 Index and 40% Barclays Capital Aggregate Bond Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
•	Charlie Averill (since 2010), Senior Quantitative Analyst and Portfolio Manager
•	Jill Cuniff (since 2010), President and Portfolio Manager
• Todd Jablonski (since 2010), Portfolio Manager
• Dirk Laschanzky (since 2009), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ___ and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page
____ of the Prospectus.

STRATEGIC ASSET MANAGEMENT (“SAM”) CONSERVATIVE GROWTH PORTFOLIO

Objective: The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Conservative Growth Portfolio should offer investors the potential for a low to medium level of income and a medium to high level of capital growth, while exposing them to a medium to high level of principal risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of dollars subject to charge)					1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009					Class J
Management Fees					%
Distribution and/or Service (12b-1) Fees					0.45%
Other Expenses					%
%
Total Annual Fund Operating Expenses					%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the
Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio is one of five Strategic Asset Management (“SAM”) Portfolios: Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer the potential for a low to medium level of income and a medium to high level of capital growth, with exposure to a medium to high level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds'
equity funds, fixed-income funds and money market fund (“Underlying Funds”). Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the
Underlying Funds.

The Portfolio:
• generally invests at least 60% of its net assets in equity funds
• may invest up to 40% of its assets in any single equity fund
• may invest up to 30% of its assets in any single fixed-income fund as well as cash equivalents

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate

The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

The Portfolio may also invest, including for temporary defensive purposes and to meet liquidity needs, directly in U.S.
government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations and repurchase agreements.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. If you sell your shares when their value is less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Flexible Income and Conservative Balanced Portfolios to:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

The Portfolio has less exposure than the Flexible Income and Conservative Balanced Portfolios to:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Each of the SAM Portfolios is subject to:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class J shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart

Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class J Return Before Taxes	%	%	%
Class J Return After Taxes on Distributions
Class J Return After Taxes on Distribution and Sale of Fund Shares
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Capital Benchmark (80/20) (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital
Benchmark 80/20 are 80% S&P 500 Index and 20% Barclays Capital Aggregate Bond Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
•	Charlie Averill (since 2010), Senior Quantitative Analyst and Portfolio Manager
•	Jill Cuniff (since 2010), President and Portfolio Manager
• Todd Jablonski (since 2010), Portfolio Manager
• Dirk Laschanzky (since 2009), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page
____ of the Prospectus.

STRATEGIC ASSET MANAGEMENT (“SAM”) STRATEGIC GROWTH PORTFOLIO

Objective: The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Strategic Growth Portfolio should offer investors the potential for a high level of capital growth, and a corresponding level of principal risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of dollars subject to charge)					1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
For the year ended October 31, 2009					Class J
Management Fees					%
Distribution and/or Service (12b-1) Fees					0.45%
Other Expenses					%

Total Annual Fund Operating Expenses					%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the
Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio is one of five Strategic Asset Management (“SAM”) Portfolios: Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer the potential for a high level of capital growth, with a corresponding level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds'
equity funds, fixed-income funds and money market fund (“Underlying Funds”). Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the
Underlying Funds.

The Portfolio:
• generally invests at least 75% of its net assets in equity funds
• may invest up to 50% of its assets in any single equity fund
• may invest up to 25% of its assets in any single fixed-income fund as well as cash equivalents

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate

The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

The Portfolio may also invest, including for temporary defensive purposes and to meet liquidity needs, directly in U.S.
government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations and repurchase agreements.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. If you sell your shares when their value is less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Flexible Income and Conservative Balanced Portfolios to:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

The Portfolio has less exposure than the Flexible Income and Conservative Balanced Portfolios to:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Each of the SAM Portfolios is subject to:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class J shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart

Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class J Return Before Taxes	%	%	%
Class J Return After Taxes on Distributions
Class J Return After Taxes on Distribution and Sale of Fund Shares
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Investment Advisor and Sub-Advisor believe the S&P 500 Index is a better representation of the investment universe for this Fund’s investment philosophy than the Barclays Capital Aggregate Bond Index or the Russell 3000
Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
•	Charlie Averill (since 2010), Senior Quantitative Analyst and Portfolio Manager
•	Jill Cuniff (since 2010), President and Portfolio Manager
• Todd Jablonski (since 2010), Portfolio Manager
• Dirk Laschanzky (since 2009), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____ and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page
____ of the Prospectus.

PRINCIPAL LIFETIME STRATEGIC INCOME FUND

Objective: The Fund seeks current income, and as a secondary objective, capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of dollars subject to charge)				1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009				Class J
Management Fees				%
Distribution and/or Service (12b-1) Fees				0.45%
Other Expenses				%
%
Total Annual Fund Operating Expenses				%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Class J	$ $	$ $

You would pay the following expenses if you did not redeem your shares:

1 year	3 years	5 years	10 years
Class J	$ $	$ $

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the
Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in Institutional Class shares of underlying funds. It is managed by
Principal and the Fund's Sub-Advisor, Principal Global Investors, LLC (“PGI”).

PGI develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the
Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established for underlying funds. Principal monitors the performance of the underlying funds relative to their benchmarks and peer groups.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The principal risks of investing in the Fund, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-
through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class J shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class J Return Before Taxes	%	%	%
Class J Return After Taxes on Distributions
Class J Return After Taxes on Distribution and Sale of Fund Shares
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
MSCI-EAFE Index NDTR-D (reflects no deduction for fees, expenses, or taxes)
Principal LifeTime Strategic Income Blended Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2009, the weightings for the Principal LifeTime Strategic Income Blended Index were 19.0% Russell 3000 Index, 6.0% MSCI
EAFE NDTR-D Index, and 75.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2010, the weightings for the Principal LifeTime Strategic Income Blended Index will be 19.0% Russell 3000 Index, 6.0% MSCI EAFE NDTR-
D Index, and 75.0% Barclays Capital Aggregate Bond Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
• Tim Dunbar (since 2008), Executive Director and Head of Equities
• Dirk Laschanzky (since 2001), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page
____ of the Prospectus.

PRINCIPAL LIFETIME 2010 FUND

Objective: The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

		Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of dollars subject to charge)		1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
For the year ended October 31, 2009		Class J
Management Fees		%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		%
	%
Total Annual Fund Operating Expenses		%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the
Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in Institutional Class shares of underlying funds. It is managed by
Principal and the Fund's Sub-Advisor, Principal Global Investors, LLC (“PGI”).

PGI develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the
Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established for underlying funds. Principal monitors the performance of the underlying funds relative to their benchmarks and peer groups.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The principal risks of investing in the Fund, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-
through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class J shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class J Return Before Taxes	%	%	%
Class J Return After Taxes on Distributions
Class J Return After Taxes on Distribution and Sale of Fund Shares
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
MSCI-EAFE Index NDTR-D (reflects no deduction for fees, expenses, or taxes)
Principal LifeTime 2010 Blended Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2009, the weightings for the Principal LifeTime 2010 Blended Index were 39.9% Russell 3000 Index, 14.1% MSCI EAFE NDTR-D Index, and 46.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2010, the weightings for the Principal LifeTime 2010 Blended Index will be 38.8% Russell 3000 Index, 13.7% MSCI EAFE NDTR-D Index, and 47.5% Barclays Capital Aggregate Bond Index.

The Investment Advisor believes the Barclays Capital Aggregate Bond Index is a better representation of the investment universe for this Fund’s investment philosophy than the Russell 3000 Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
•	David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
•	Tim Dunbar (since 2008), Executive Director and Head of Equities
•	Dirk Laschanzky (since 2001), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____	and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page
____	of the Prospectus.

PRINCIPAL LIFETIME 2020 FUND

Objective: The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

		Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of dollars subject to charge)		1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
For the year ended October 31, 2009		Class J
Management Fees		%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		%
	%
Total Annual Fund Operating Expenses		%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the
Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in Institutional Class shares of underlying funds. It is managed by
Principal and the Fund's Sub-Advisor, Principal Global Investors, LLC (“PGI”).

PGI develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the
Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established for underlying funds. Principal monitors the performance of the underlying funds relative to their benchmarks and peer groups.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The principal risks of investing in the Fund, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-
through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class J shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class J Return Before Taxes	%	%	%
Class J Return After Taxes on Distributions
Class J Return After Taxes on Distribution and Sale of Fund Shares
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
MSCI-EAFE Index NDTR-D (reflects no deduction for fees, expenses, or taxes)
Principal LifeTime 2020 Blended Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2009, the weightings for the Principal LifeTime 2020 Blended Index were 49.7% Russell 3000 Index, 18.8% MSCI EAFE NDTR-
D Index, and 31.5% Barclays Capital Aggregate Bond Index. Effective March 31, 2010, the weightings for the Principal
LifeTime 2020 Blended Index will be 49.0% Russell 3000 Index, 18.5% MSCI EAFE NDTR-D Index, and 32.5%
Barclays Capital Aggregate Bond Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
	•	David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
	•	Tim Dunbar (since 2008), Executive Director and Head of Equities
	•	Dirk Laschanzky (since 2001), Portfolio Manager

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
	at pages ____	and ___, respectively of the Prospectus;

•	taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and

•	financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page
	____	of the Prospectus.

PRINCIPAL LIFETIME 2030 FUND

Objective: The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

		Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of dollars subject to charge)		1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
For the year ended October 31, 2009		Class J
Management Fees		%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		%
	%
Total Annual Fund Operating Expenses		%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the
Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in Institutional Class shares of underlying funds. It is managed by
Principal and the Fund's Sub-Advisor, Principal Global Investors, LLC (“PGI”).

PGI develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the
Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established for underlying funds. Principal monitors the performance of the underlying funds relative to their benchmarks and peer groups.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The principal risks of investing in the Fund, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-
through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class J shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class J Return Before Taxes	%	%	%
Class J Return After Taxes on Distributions
Class J Return After Taxes on Distribution and Sale of Fund Shares
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
MSCI-EAFE Index NDTR-D (reflects no deduction for fees, expenses, or taxes)
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Principal LifeTime 2030 Blended Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2009, the weightings for the Principal LifeTime 2030 Blended Index were 56.3% Russell 3000 Index, 22.0% MSCI EAFE NDTR-
D Index, and 21.7% Barclays Capital Aggregate Bond Index. Effective March 31, 2010, the weightings for the Principal
LifeTime 2030 Blended Index will be 55.8% Russell 3000 Index, 21.7% MSCI EAFE NDTR-D Index, and 22.5%
Barclays Capital Aggregate Bond Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
•	David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
•	Tim Dunbar (since 2008), Executive Director and Head of Equities
•	Dirk Laschanzky (since 2001), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____	and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page
____	of the Prospectus.

PRINCIPAL LIFETIME 2040 FUND

Objective: The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

		Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of dollars subject to charge)		1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
For the year ended October 31, 2009		Class J
Management Fees		%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		%
	%
Total Annual Fund Operating Expenses		%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the
Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in Institutional Class shares of underlying funds. It is managed by
Principal and the Fund's Sub-Advisor, Principal Global Investors, LLC (“PGI”).

PGI develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the
Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established for underlying funds. Principal monitors the performance of the underlying funds relative to their benchmarks and peer groups.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The principal risks of investing in the Fund, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-
through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class J shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class J Return Before Taxes	%	%	%
Class J Return After Taxes on Distributions
Class J Return After Taxes on Distribution and Sale of Fund Shares
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
MSCI-EAFE Index NDTR-D (reflects no deduction for fees, expenses, or taxes)
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)

5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Principal LifeTime 2040 Blended Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2009, the weightings for the Principal LifeTime 2040 Blended Index were 61.0% Russell 3000 Index, 24.5% MSCI EAFE NDTR-
D Index, and 14.5% Barclays Capital Aggregate Bond Index. Effective March 31, 2010, the weightings for the Principal
LifeTime 2040 Blended Index will be 60.6% Russell 3000 Index, 24.4% MSCI EAFE NDTR-D Index, and 15.0%
Barclays Capital Aggregate Bond Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
•	David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
•	Tim Dunbar (since 2008), Executive Director and Head of Equities
•	Dirk Laschanzky (since 2001), Portfolio Manager

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____	and ___, respectively of the Prospectus;

•	taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

•	financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page
____	of the Prospectus.

PRINCIPAL LIFETIME 2050 FUND

Objective: The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

		Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of dollars subject to charge)		1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
For the year ended October 31, 2009		Class J
Management Fees		%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		%
	%
Total Annual Fund Operating Expenses		%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the
Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in Institutional Class shares of underlying funds. It is managed by
Principal and the Fund's Sub-Advisor, Principal Global Investors, LLC (“PGI”).

PGI develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the
Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established for underlying funds. Principal monitors the performance of the underlying funds relative to their benchmarks and peer groups.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The principal risks of investing in the Fund, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-
through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class J shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class J Return Before Taxes	%	%	%
Class J Return After Taxes on Distributions
Class J Return After Taxes on Distribution and Sale of Fund Shares
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
MSCI-EAFE Index NDTR-D (reflects no deduction for fees, expenses, or taxes)
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)

			5 Years	10 Years
For the periods ended December 31, 2009		1 Year	(or Life of Fund)	(or Life of Fund)
Principal LifeTime 2050 Blended Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2009, the weightings for the Principal LifeTime 2050 Blended Index were 64.2% Russell 3000 Index, 25.8.0% MSCI EAFE
NDTR-D Index, and 10.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2010, the weightings for the
Principal LifeTime 2050 Blended Index will be 64.2% Russell 3000 Index, 25.8% MSCI EAFE NDTR-D Index, and
10.0% Barclays Capital Aggregate Bond Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
•	David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
• Tim Dunbar (since 2008), Executive Director and Head of Equities
• Dirk Laschanzky (since 2001), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____	and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page
____	of the Prospectus.

LARGECAP BLEND FUND I

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

		Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of dollars subject to charge)		1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
For the year ended October 31, 2009		Class J
Management Fees		%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		%
	%
Total Annual Fund Operating Expenses		%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in large, established companies.

Principal Investment Strategies
The Fund seeks its objective through investment in a broadly diversified portfolio of large cap equity securities representing all major sectors of the U.S. economy. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index (as of the most recent calendar year end, the range was between approximately $0.5 billion and $406.1 billion)) measured at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. As a blend fund, the fund assets will be invested in equity securities with both growth and value characteristics. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. This Fund may be used as part of a fund of funds strategy.

GSAM seeks to outperform the S&P 500 Index by overweighting stocks that it believes are more likely to outperform the benchmark while underweighting stocks that it believes will lag the Index. GSAM seeks to add value from stock selection rather than sector rotation strategies or market timing. Its approach is to combine traditional fundamental analysis with sophisticated quantitative modeling and to carefully construct and manage the risk in the portfolio.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class J shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

			5 Years	10 Years
For the periods ended December 31, 2009		1 Year	(or Life of Fund)	(or Life of Fund)
Class J Return Before Taxes		%	%	%
Class J Return After Taxes on Distributions
Class J Return After Taxes on Distribution and Sale of Fund Shares
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Goldman Sachs Asset Management, L.P.
•	Dolores Bamford (since 2003), Managing Director
•	Andrew Braun (since 2003), Managing Director, Co-CIO
•	Scott Carroll (since 2003), Managing Director
•	Sean Gallagher (since 2003), Managing Director, Co-CIO

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____ and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page
____	of the Prospectus.

LARGECAP BLEND FUND II

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

		Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of dollars subject to charge)		1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
For the year ended October 31, 2009		Class J
Management Fees		%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		%
	%
Total Annual Fund Operating Expenses		%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Class J	$ $	$ $

You would pay the following expenses if you did not redeem your shares:

1 year	3 years	5 years	10 years
Class J	$ $	$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in an actively managed portfolio of common stocks, but who prefer investing in larger, established companies.

Principal Investment Strategies
The Fund pursues its investment objective by investing primarily in equity securities of U.S. companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with large market capitalizations (those with market capitalizations within the range of companies in the S&P 500 Index (as of the most recent calendar year end, this range was between approximately
$0.5 billion and $406.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. As a blend fund, the fund assets will be invested in equity securities with both growth and value characteristics. Small- and mid-capitalization stocks and foreign stocks may also be purchased in keeping with Fund objectives. The market capitalization of companies in the Fund's portfolio and the S&P 500 Index will change over time, and the Fund will not automatically sell or cease to purchase equity securities of a company it owns if the company's market capitalization falls outside of the index range.

T. Rowe Price uses a disciplined portfolio construction process whereby it weights each sector and industry approximately the same as the S&P 500 Index. Within each sector and industry, the weighting of individual fund holdings can vary significantly from their weighting within the S&P 500 Index. T. Rowe Price’s portfolio is constructed to outperform the S&P 500 Index by overweighting those stocks that are viewed favorably relative to their weighting in the Index, and underweighting or avoiding those stocks that are viewed negatively. T. Rowe Price equity analysts select stocks within industries where they have focused expertise. The analysts actively select stocks from the industries they cover, and determine the stocks’ weights within their industry-specific portfolios, based on fundamental research, which considers various factors such as the quality of the business franchise, earnings growth potential of a company, and valuation.

ClearBridge seeks to construct an investment portfolio with a weighted average market capitalization similar to the
S&P 500 Index. ClearBridge uses fundamental analysis to identify companies it views as high quality and to determine whether it believes the companies' equity securities are relatively over- or under-valued. ClearBridge favors companies with above-average growth in dividend yields.

Principal invests between 10% and 40% of the Fund's assets in common stocks. It employs an active, quantitative
“structured equity” strategy in an attempt to match or exceed the performance of the Fund's benchmark index
(identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class J shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

			5 Years	10 Years
For the periods ended December 31, 2009		1 Year	(or Life of Fund)	(or Life of Fund)
Class J Return Before Taxes		%	%	%
Class J Return After Taxes on Distributions
Class J Return After Taxes on Distribution and Sale of Fund Shares
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
ClearBridge Advisors, LLC
•	Scott Glasser (since 2009), Senior Portfolio Manager and Managing Director
•	Michael Kagan (since 2009), Senior Portfolio Manager and Managing Director

T. Rowe Price Associates, Inc.
•	Anna M. Dopkin (since 2007), Vice President
•	Ann M. Holcomb (since 2009), Vice President

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____ and ___, respectively of the Prospectus;

•	taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

•	financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page
____	of the Prospectus.

LARGECAP GROWTH FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

		Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of dollars subject to charge)		1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
For the year ended October 31, 2009		Class J
Management Fees		%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		%
	%
Total Annual Fund Operating Expenses		%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Class J	$ $	$ $

You would pay the following expenses if you did not redeem your shares:

1 year	3 years	5 years	10 years
Class J	$ $	$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Principal Investment Strategies
The Fund invests primarily in equity securities of large capitalization companies with strong earnings growth potential.
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Growth Index (as of the most recent calendar year end, this range was between approximately $0.02 billion and $421.8 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund invests in growth stocks; growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. To meet its investment objective, the Fund may invest in initial public offerings and foreign securities. This
Fund may be used as part of a fund of funds strategy.

CCI uses a bottom-up approach (focusing on individual stock selection rather than forecasting market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on the premise that companies doing better than expected will have rising securities prices, while companies producing less than expected results will not. CCI refers to its discipline as positive momentum and positive surprise.

Through in depth analysis of company fundamentals in the context of the prevailing economic environment, CCI’s team of investment professionals selects companies that meet the criteria of positive momentum in a company’s progress and positive surprise in reported results.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class J shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

			5 Years	10 Years
For the periods ended December 31, 2009		1 Year	(or Life of Fund)	(or Life of Fund)
Class J Return Before Taxes		%	%	%
Class J Return After Taxes on Distributions
Class J Return After Taxes on Distribution and Sale of Fund Shares
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Columbus Circle Investors
•	Thomas J. Bisighini (since 2009), Senior Vice President/Senior Securities Analyst
•	Anthony Rizza (since 2005), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____ and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page
____	of the Prospectus.

LARGECAP GROWTH FUND I

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

		Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of dollars subject to charge)		1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
For the year ended October 31, 2009		Class J
Management Fees		%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		%
	%
Total Annual Fund Operating Expenses		%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Class J	$ $	$ $

You would pay the following expenses if you did not redeem your shares:

1 year	3 years	5 years	10 years
Class J	$ $	$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Principal Investment Strategies
The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies with large market capitalizations that exhibit strong growth and free cash flow potential. These companies are generally characterized as “growth” companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with market capitalizations within the range of companies in the Russell 1000® Growth Index
(as of the most recent calendar year end, this range was between approximately $0.02 billion and $421.8 billion) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest in some mid cap and other stocks that fall below the range of companies in the Russell
Index. The Fund may invest in foreign securities. This Fund may be used as part of a fund of funds strategy and may actively trade portfolio securities in an attempt to achieve its investment objective.

The market capitalization of companies in the Fund’s portfolio and the Russell index will change over time, and the
Fund will not automatically sell or cease to purchase the stock of a company it already owns just because the company’s market capitalization grows or falls outside of the index range. The Fund may invest in some securities that do not meet the normal investment criteria when the sub-advisors perceive unusual opportunities for gain.

The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

The portion of the portfolio sub-advised by Brown will focus on an industry diversified but relatively concentrated portfolio of companies that seek to generate high, sustainable earnings growth rates over long periods of time. Brown will use its in-house research capabilities and other sources to identify companies that have the ability to grow revenue and/or earnings at above average rates over several years.

Brown may sell a stock or reduce its position in a stock if:
• The stock subsequently fails to meet Brown’s initial investment criteria or violates the growth thesis;
• A better opportunity is found or if funds are needed for other purposes;
• The stock becomes overvalued relative to the long-term expectation for the stock price.

In pursuing its investment objective, Brown may sell securities to secure gains, limit losses, or redeploy assets into a more promising opportunity. The fund may also increase or decrease exposure to a specific industry or broad segment of the market in an effort to protect the value of the overall portfolio.

T. Rowe Price generally looks for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As a growth investor, T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price. T. Rowe may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal invests between 10% and 40% of the Fund's assets in common stocks. It employs an active, quantitative
“structured equity” strategy in an attempt to match or exceed the performance of the Fund's benchmark index
(identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class J shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class J Return Before Taxes	%	%	%
Class J Return After Taxes on Distributions
Class J Return After Taxes on Distribution and Sale of Fund Shares
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Brown Investment Advisory Incorporated
• Kenneth M. Stuzin (since 2009), Partner and U.S. Large-Cap Growth Equity Portfolio Manager

T. Rowe Price Associates, Inc.
• Robert W. Sharps, (since 2004), Vice President

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____	and ___, respectively of the Prospectus;

•	taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

•	financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page
____ of the Prospectus.

LARGECAP GROWTH FUND II

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

		Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of dollars subject to charge)		1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
For the year ended October 31, 2009		Class J
Management Fees		%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		%
	%
Total Annual Fund Operating Expenses		%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index (as of the most recent calendar year end, the range was between approximately $0.02 billion and $421.8 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest in some mid cap and other stocks that fall below the range of companies in the Russell Index. The Fund invests in growth stocks; growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. The Fund may also invest in foreign securities. Both Sub-Advisors use a bottom-up approach to stock selection. This means that the Sub-Advisors make investment decisions based primarily on its analysis of individual companies, rather than on broad economic forecasts. This Fund may be used as part of a fund of funds strategy and may actively trade portfolio securities in an attempt to achieve its investment objective.

The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

American Century selects stocks of larger-sized companies it believes will increase in value over time using a growth investment strategy it developed. Management of the Fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

Using its extensive computer database, as well as other primary analytical research tools, American Century tracks financial information for individual companies to identify and evaluate trends in earnings, revenues, and other business fundamentals. Under normal market conditions, the Fund’s portfolio will primarily consist of securities of companies demonstrating business improvement. Analytical indicators helping to identify signs of business improvement could include accelerating earnings or revenue growth rates, increasing cash flows, or other indications of the relative strength of a company’s business. These techniques help American Century buy or hold the stocks of companies it believes have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

M&C seeks high quality, well-established large-cap companies that it believes are growing their near-term earnings at an above average rate. In addition to fundamental growth characteristics, M&C’s proprietary process also emphasizes valuation in order to find growth companies selling at a discount to their intrinsic value.

Pursuant to M&C’s investment approach, in addition to an initial capitalization screen, stocks selected for the Fund must:
• Have a strong history of earnings growth;
• Be attractively priced, relative to the company's potential for above-average long-term earnings and revenue growth;
• Have strong balance sheets;
• Have a sustainable competitive advantage;
• Be, or have the potential to become, industry leaders.

To manage risk, M&C limits sector and individual security exposure, and adheres to a strong sell discipline.

Principal invests between 10% and 40% of the Fund's assets in common stocks. It employs an active, quantitative
“structured equity” strategy in an attempt to match or exceed the performance of the Fund's benchmark index
(identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class J shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class J Return Before Taxes	%	%	%
Class J Return After Taxes on Distributions

			5 Years	10 Years
For the periods ended December 31, 2009		1 Year	(or Life of Fund)	(or Life of Fund)
Class J Return After Taxes on Distribution and Sale of Fund Shares
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
American Century Investment Management, Inc.
•	Gregory J. Woodhams (since 2000), Chief Investment Officer, U.S. Growth Equity - Large Cap, Vice President
and Senior Portfolio Manager
•	Prescott LeGard (since 2000), Vice President and Portfolio Manager

Montag & Caldwell, Inc.
• Ronald E. Canakaris (since 2009), Chairman and CIO
• Grover C. Maxwell III (since 2009), Executive Vice President
• Charles E. Markwalter (since 2009), Vice President

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____	and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page
____	of the Prospectus.

LARGECAP S&P 500 INDEX FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

		Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of dollars subject to charge)		1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
For the year ended October 31, 2009		Class J
Management Fees		%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		%
	%
Total Annual Fund Operating Expenses		%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Class J	$ $	$ $

You would pay the following expenses if you did not redeem your shares:

1 year	3 years	5 years	10 years
Class J	$ $	$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies that compose the S&P 500 Index. PGI attempts to mirror the investment performance of the Index by allocating the Fund’s assets in approximately the same weightings as the S&P 500. The
S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of the most recent calendar year end, the market capitalization range of the Index was between approximately $0.5 billion and $406.1 billion.
Market capitalization is defined as total current market value of a company's outstanding common stock. PGI may also use stock index futures and options as a substitute for the sale or purchase of securities. This fund may be used as part of a fund of funds strategy.

The Fund uses an indexing strategy or a passive investment approach designed to track the performance of the S&P
500. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

Over the long-term, PGI seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of 1.00 will be achieved. The correlation between Fund and
Index performance may be affected by the Fund’s expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares.

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund’s portfolio may be weighted differently from the
S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund’s ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Fund.
The Fund is managed to attempt to minimize such effects.

PGI reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead PGI to believe that it should not be a part of the Fund’s assets. PGI may also elect to omit any
S&P 500 stocks from the Fund if such stocks are issued by an affiliated company.

NOTE: “Standard & Poor’s 500” and “S&P 500®” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor’s and
Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class J shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

			5 Years	10 Years
For the periods ended December 31, 2009		1 Year	(or Life of Fund)	(or Life of Fund)
Class J Return Before Taxes		%	%	%
Class J Return After Taxes on Distributions
Class J Return After Taxes on Distribution and Sale of Fund Shares
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
•	Dirk Laschanzky (since 2003), Portfolio Manager
•	Scott W. Smith (since 2007), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____	and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page
____	of the Prospectus.

LARGECAP VALUE FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

		Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of dollars subject to charge)		1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
For the year ended October 31, 2009		Class J
Management Fees		%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		%
	%
Total Annual Fund Operating Expenses		%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Class J	$ $	$ $

You would pay the following expenses if you did not redeem your shares:

1 year	3 years	5 years	10 years
Class J	$ $	$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

Principal Investment Strategies
The Fund invests primarily in equity securities of large capitalization companies. Under normal circumstances, the
Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell
1000® Value Index, which as of December 31, 2008 ranged between approximately $0.02 billion and $421.8 billion) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock.

The Fund invests in stocks that, in the opinion of PGI, are undervalued in the marketplace at the time of purchase.
Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to the overall market. Securities for the Fund are selected by consideration of the quality and price of individual issuers rather than forecasting stock market trends.

The equity investment philosophy of PGI is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. PGI uses a research-driven investment approach to minimize unintended portfolio risks (including sector and market cap biases relative to the index) so that stock selection drives performance.

PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. This Fund may be used as part of a fund of funds strategy.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
Total Returns as of December 31 each year (Class J shares)
[BAR CHART PLACEHOLDER]
Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

			5 Years	10 Years
For the periods ended December 31, 2009		1 Year	(or Life of Fund)	(or Life of Fund)
Class J Return Before Taxes		%	%	%
Class J Return After Taxes on Distributions
Class J Return After Taxes on Distribution and Sale of Fund Shares
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
•	Arild Holm (since 2007), Portfolio Manager
•	John Pihlblad (since 2000), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____ and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page
____	of the Prospectus.

LARGECAP VALUE FUND III

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

		Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of dollars subject to charge)		1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
For the year ended October 31, 2009		Class J
Management Fees		%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		%
	%
Total Annual Fund Operating Expenses		%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies with large market capitalizations similar to companies in the Russell 1000 Value Index
(approximately $0.02 billion to $421.8 billion as of December 31, 2008) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.The Fund may invest in some mid cap and other stocks that fall below the range of companies in the Russell Index. The Fund invests in value stocks;
value stocks value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up. The Fund may invest in securities of foreign companies and may be used as part of a fund of funds strategy. The Fund has two sub-advisors: Alliance Bernstein LP (“AllianceBernstein”)
and Westwood Management Corp. (“Westwood”). A portion of the Fund is managed by Principal.

AllianceBernstein invests primarily in undervalued equity securities of companies that it believes offer above-average potential for earnings growth. It seeks securities that exhibit low financial ratios and can be acquired for less than what
AllianceBernstein believes is their intrinsic value or have an attractive price relative to the value of expected future dividends. These investments may include securities of companies that have not performed well in the recent past but are undergoing management, corporate, asset restructuring or other transitions. Portfolio securities that have reached their intrinsic value or a target financial ratio will generally be sold.

Westwood generally invests in approximately 40-60 securities that it believes are currently undervalued in the market and possess limited downside risk. Other key metrics for evaluating the risk/return profile of an investment include an improving return on equity, a declining debt/equity ratio and, in the case of common equities, positive earnings surprises without a corresponding increase in Wall Street estimates. Westwood may determine to sell a security that has reached a predetermined price target or if a change to a company's fundamentals negatively impacts the original investment thesis. Westwood will not necessarily sell a security that has depreciated below the Fund's target capitalization range.

Principal invests between 10% and 40% of the Fund's assets in common stocks. It employs an active, quantitative
“structured equity” strategy in an attempt to match or exceed the performance of the Fund's benchmark index
(identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class J shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class J Return Before Taxes	%	%	%
Class J Return After Taxes on Distributions
Class J Return After Taxes on Distribution and Sale of Fund Shares
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
AllianceBernstein L.P.
• Marilyn G. Fedak (since 2000), Vice Chair of Investment Services
• Christopher W. Marx (since 2006), Senior Portfolio Manager
•	Joseph Gerard Paul (since 2009), Co-CIO -- US Large Cap Value Equities; CIO--North American Value
Equities; Global Head--Diversified Value Services
• John D. Phillips, Jr. (since 2002), Senior Portfolio Manager
•	David Yuen (since 2009), Co-CIO and Director of Research--US Value Equities; CIO--Advanced Value Fund

Westwood Management Corp.
• Susan M. Byrne (since 2008), Chairman and Chief Investment Officer
•	Mark R. Freeman (since 2008), Senior Vice President and Portfolio Manager
•	Kellie R. Stark (since 2008), Executive Vice President and Associate Portfolio Manager
•	Scott D. Lawson (since 2008), Vice President and Senior Research Analyst
• Jay K. Singhania (since 2008), Vice President and Research Analyst

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____	and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page
____ of the Prospectus.

MIDCAP BLEND FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

		Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of dollars subject to charge)		1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
For the year ended October 31, 2009		Class J
Management Fees		%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		%
	%
Total Annual Fund Operating Expenses		%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

Principal Investment Strategies

The Fund invests primarily in equity securities of medium capitalization companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell MidCap® Index (as of the most recent calendar year end, this range was between approximately $0.02 billion and $14.9 billion) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock.

In selecting securities for investment, PGI looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a “blend” of stocks with these characteristics. In managing the assets of the Fund, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

PGI believes that superior stock selection is the key to consistent out-performance. PGI seeks to achieve superior stock selection by systematically evaluating company fundamentals and in-depth original research.

PGI focuses its stock selections on established companies that it believes have a sustainable competitive advantage. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark.

The Fund may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
Total Returns as of December 31 each year (Class J shares)
[BAR CHART PLACEHOLDER]
Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class J Return Before Taxes	%	%	%
Class J Return After Taxes on Distributions
Class J Return After Taxes on Distribution and Sale of Fund Shares
Russell MidCap Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• K. William Nolin (since 2000), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____ and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page
____ of the Prospectus.

MIDCAP GROWTH FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

		Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of dollars subject to charge)		1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
For the year ended October 31, 2009		Class J
Management Fees		%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		%
	%
Total Annual Fund Operating Expenses		%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Principal Investment Strategies

The Fund invests primarily in equity securities of medium capitalization companies with strong earnings growth potential. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of the most recent calendar year end, this range was between approximately $0.02 billion and $14.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund invests in growth stocks; growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

The Fund may actively trade portfolio securities in an attempt to achieve its investment objective, invest its assets in securities of foreign issuers, purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition. The Fund invests in growth stocks; growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

CCI uses a bottom-up approach (focusing on individual stock selection rather than forecasting stock market trends) in its selection of individual securities that it believes have an above-average potential for earnings growth in the context of the prevailing economic environment. Selection is based on the premise that companies doing better than expected will have rising securities prices, while companies producing less than expected results will not. CCI refers to its discipline as positive momentum and positive surprise.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
Total Returns as of December 31 each year (Class J shares)
[BAR CHART PLACEHOLDER]
Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class J Return Before Taxes	%	%	%
Class J Return After Taxes on Distributions
Class J Return After Taxes on Distribution and Sale of Fund Shares
Russell MidCap Growth Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Columbus Circle Investors
•	Clifford G. Fox (since 2005), Portfolio Manager
•	Michael Iacono (since 2008), Managing Director/Co-Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____	and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page
____	of the Prospectus.

MIDCAP GROWTH FUND III

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

		Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of dollars subject to charge)		1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
For the year ended October 31, 2009		Class J
Management Fees		%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		%
	%
Total Annual Fund Operating Expenses		%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Principal Investment Strategies

The Fund invests primarily in equity securities of U.S. companies with strong earnings growth potential. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of the most recent calendar year end, this range was between approximately $0.02 billion and $14.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest in some stocks that fall below or rise above the range of companies in the Russell Index. The market capitalization of companies in the Fund's portfolio and the Russell index will change over time, and the Fund will not automatically sell or cease to purchase the stock of a company it already owns just because the company's market capitalization grows or falls outside of the index range. The Fund may invest in some securities that do not meet the normal investment criteria when the sub-advisors perceive unusual opportunities for gain. The Fund invests in growth stocks; growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition. The Fund may invest in securities of foreign companies, including securities of issuers in emerging countries. This Fund may be used as part of a fund of funds strategy and may actively trade portfolio securities in an attempt to achieve its investment objective.

Jacobs Levy selects stocks using a growth oriented investment approach based on proprietary research that attempts to detect and take advantage of market inefficiencies. Its approach combines human insight and intuition, finance and behavioral theory, and quantitative and statistical methods in a proprietary process it refers to as “disentangling.” The disentangling process evaluates various market inefficiencies simultaneously, isolating each potential source of return.

Jacobs Levy believes that disentangling provides more reliable predictions of future stock price behavior than simple single-factor analyses. Security valuation entails sophisticated modeling of large numbers of stocks and proprietary factors based on reasonable, intuitive relationships. The firm examines a wide range of data, including balance sheets and income statements, analyst forecasts, corporate management signals, economic releases, and security prices.

Turner invests the assets allocated to it in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell Midcap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell Midcap Growth Index.

Turner selects stocks that it believes have strong earnings growth potential. Turner invests assets allocated to it in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions, Turner's portion of the Fund is fully invested.

Mellon Capital uses valuation models designed to identify common stocks of companies that have demonstrated consistent earnings momentum and delivered superior results relative to market analyst expectations. Other considerations include profit margins, growth in cash flow and other standard balance sheet measures. Mellon Capital holds securities generally characterized by strong earnings momentum measures and higher expected earnings per share growth.

Mellon Capital's valuation model incorporates information about the relevant criteria as of the most recent period for which data are available. Once ranked, the securities are categorized under the headings "buy," "sell," or "hold." The decision to buy, sell or hold is made by Mellon Capital based primarily on output of the valuation model. However, that decision may be modified due to subsequently available or other specific relevant information about the security. In addition, Mellon Capital manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry.

Principal invests between 10% and 40% of the Fund's assets in common stocks. It employs an active, quantitative “structured equity” strategy in an attempt to match or exceed the performance of the Fund's benchmark index (identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class J shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class J Return Before Taxes	%	%	%
Class J Return After Taxes on Distributions
Class J Return After Taxes on Distribution and Sale of Fund Shares
Russell MidCap Growth Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Jacobs Levy Equity Management, Inc.
•	Bruce I. Jacobs (since 2008), President
•	Kenneth M. Levy (since 2008), Vice President

Mellon Capital Management Corporation
• Ronald P. Gala (since 2002), Director, Senior Portfolio Manager, Active Equity Strategies
• Adam T. Logan (since 2005), Vice President, Senior Portfolio Manager, Active Equity Strategies

Turner Investment Partners, Inc.
• Tara Hedlund (since 2006), Portfolio Manager/Security Analyst, Principal
• Christopher K. McHugh (since 2000), Vice President/Senior Portfolio Manager/Security Analyst
• Jason Schrotberger (since 2006), Portfolio Manager, Security Analyst, Principal

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page
____	of the Prospectus.

MIDCAP S&P 400 INDEX FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

		Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of dollars subject to charge)		1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
For the year ended October 31, 2009		Class J
Management Fees		%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		%
	%
Total Annual Fund Operating Expenses		%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies that compose the Standard & Poor’s (“S&P”) MidCap 400 Index. PGI attempts to mirror the investment performance of the Index by allocating the Fund’s assets in approximately the same weightings as the S&P MidCap 400. The S&P MidCap 400 is an unmanaged index of 400 common stocks of medium sized U.S. (and some Canadian) companies. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of the most recent calendar year end, the market capitalization range of the Index was between approximately $0.1 billion and $4.7 billion. Market capitalization is defined as total current market value of a company's outstanding common stock. PGI may also use stock index futures and options as a substitute for the sale or purchase of securities. This fund may be used as part of a fund of funds strategy.

The Fund uses an indexing strategy or a passive investment approach designed to track the performance of the S&P
MidCap 400. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-
term periods of poor stock performance.

Over the long-term, PGI seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P MidCap 400. It is unlikely that a perfect correlation of 1.00 will be achieved. The correlation between Fund and Index performance may be affected by the Fund’s expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares.

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P MidCap 400 stocks. At times, the Fund’s portfolio may be weighted differently from the S&P MidCap 400, particularly if the Fund has a small level of assets to invest. In addition, the Fund’s ability to match the performance of the S&P MidCap 400 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

PGI reserves the right to omit or remove any of the S&P MidCap 400 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead PGI to believe that it should not be a part of the Fund’s assets.

NOTE: ”Standard & Poor’s MidCap 400” and “S&P MidCap 400” are trademarks of The McGraw-Hill Companies, Inc.
and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by
Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class J shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class J Return Before Taxes	%	%	%
Class J Return After Taxes on Distributions
Class J Return After Taxes on Distribution and Sale of Fund Shares
S&P 400 MidCap Stock Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Dirk Laschanzky (since 2003), Portfolio Manager
• Scott W. Smith (since 2007), Research Analyst and Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____ and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page
____	of the Prospectus.

MIDCAP VALUE FUND I

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

		Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of dollars subject to charge)		1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
For the year ended October 31, 2009		Class J
Management Fees		%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		%
	%
Total Annual Fund Operating Expenses		%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of equity securities of companies with a medium market capitalization (those with market capitalizations similar to companies in the Russell MidCap Value Index (as of the most recent calendar year end, the range was between approximately $0.02 billion and $13.8 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The Fund may invest in securities of foreign companies, including securities of issuers in emerging countries. The Fund invests in value stocks; value stocks value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up. The mid cap value universe includes investments in real estate securities. This Fund may be used as part of a fund of funds strategy.

GSAM selects stocks using a value oriented investment approach. GSAM evaluates securities using fundamental analysis and intends to purchase equity investments that are, in its view, underpriced relative to a combination of such company’s long-term earnings prospects, growth rate, free cash flow and/or dividend-paying ability. Consideration will be given to the business quality of the issuer. Factors positively affecting GSAM’s view of that quality include the competitiveness and degree of regulation in the markets in which the company operates, the existence of a management team with a record of success, the position of the company in the markets in which it operates, the level of the company’s financial leverage and the sustainable return on capital invested in the business. The Fund may also purchase securities of companies that have experienced difficulties and that, in the opinion of GSAM, are available at attractive prices.

LA Capital employs a quantitative approach for selecting securities it believes are favored in the current market environment. The firm’s proprietary Dynamic Alpha Model seeks to identify investor preferences for specific risk characteristics by analyzing valuation, income statement, balance sheet, industry and market-based factors. Expected returns are calculated for a universe of medium capitalization securities based on a security’s exposure and the Model’s expected return for each factor.

The portion of the Fund’s assets managed by LA Capital are diversified across industries, common risk factors and companies. Through an optimization process, LA Capital seeks to control portfolio risks and implementation costs while striving to generate consistent results versus the Russell MidCap Value Index. Portfolio returns and risks are monitored daily by the investment team. Each month, the firm’s Portfolio Review Committee formally reviews the portfolio for compliance with investment objectives and guidelines.

Principal invests between 10% and 40% of the Fund's assets in common stocks. It employs an active, quantitative “structured equity” strategy in an attempt to match or exceed the performance of the Fund's benchmark index (identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-
through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class J shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class J Return Before Taxes	%	%	%
Class J Return After Taxes on Distributions
Class J Return After Taxes on Distribution and Sale of Fund Shares
Russell MidCap Value Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Goldman Sachs Asset Management, L.P.
•	Andrew Alford (since 2007), Managing Director, Senior Portfolio Manager
•	Kent Daniel (since 2009), Managing Director, Co-CIO, co-head of QIS Research
•	Katinka Domotorffy (since 2009), Managing Director, Head of QIS, CIO

Los Angeles Capital Management and Equity Research, Inc.
•	David R. Borger (since 2005), Director of Research
•	Christine M. Kugler (since 2005), Director of Implementation
•	Stuart K. Matsuda (since 2005), Director of Trading
•	Hal W. Reynolds (since 2005), Chief Investment Officer
•	Thomas D. Stevens (since 2005), Chairman and President

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____ and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page
____	of the Prospectus.

MIDCAP VALUE FUND III

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

		Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of dollars subject to charge)		1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
For the year ended October 31, 2009		Class J
Management Fees		%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		%
	%
Total Annual Fund Operating Expenses		%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

Principal Investment Strategies
The Fund invests primarily in equity securities of medium capitalization companies. Under normal circumstances, the
Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell
Midcap Value Index (as of the most recent calendar year end, this range was between approximately $0.02 billion and
$13.8 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund invests in value stocks; value stocks value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up. The mid cap value universe includes investments in real estate securities. Fund assets may be invested in foreign securities. The Fund may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition.

The equity investment philosophy of PGI is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. PGI uses a research-driven investment approach to minimize unintended portfolio risks (including sector and market cap biases relative to the index) so that stock selection drives performance.

PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark.

The BHMS investment strategy of emphasizing low P/E ratios, low price/book ratios and high dividend yields should provide a measure of protection in down markets, helping to preserve assets. In periods of economic recovery and rising equity markets, profitability and earnings growth should be rewarded by the expansion of price/earnings ratios and the generation of excess returns. The firm conducts its own market research and believes that individual stock selection is more important than sector weightings. BHMS does not attempt to time the market for short-term gains.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-
through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class J shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class J Return Before Taxes	%	%	%
Class J Return After Taxes on Distributions
Class J Return After Taxes on Distribution and Sale of Fund Shares
Russell MidCap Value Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
•	Jeffrey A. Schwarte (since 2005), Portfolio Manager

Barrow, Hanley, Mewhinney & Strauss, Inc.
•	James P. Barrow (since 2005),
•	Mark Giambrone (since 2005),

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____ and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page
____	of the Prospectus.

REAL ESTATE SECURITIES FUND

Objective: The Fund seeks to generate a total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

		Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of dollars subject to charge)		1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
For the year ended October 31, 2009		Class J
Management Fees		%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		%
	%
Total Annual Fund Operating Expenses		%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.

Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund’s investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies (“real estate companies”) include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. The Fund may invest up to 10% of its assets in fixed income securities issued by real estate companies. The Fund will invest in equity securities of small, medium, and large capitalization companies. The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

Real estate investment trusts (“REITs”) are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:
• equity REITs, which primarily own property and generate revenue from rental income;
• mortgage REITs, which invest in real estate mortgages; and
• hybrid REITs, which combine the characteristics of both equity and mortgage REITs.
In selecting securities for the Fund, Principal-REI focuses on equity REITs.

The Fund may invest in securities of real estate companies. The Fund is “non-diversified,” which means that it may invest more of its assets in the securities of fewer issuers than diversified mutual funds. Thus, the Fund is subject to non-diversification risk. The Fund could purchase shares issued by an ETF to temporarily gain broad exposure to the equity market while awaiting purchase of underlying securities. This Fund may be used as part of a fund of funds strategy.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Industry Concentration (Sector) Risk. A fund that concentrates investments in a particular industry or group of industries (e.g., real estate, technology, financial services) has greater exposure than other funds to market, economic and other factors affecting that industry or sector.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of companies and is more likely than more diversified funds to be significantly affected by a specific stock's poor performance.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-
through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class J shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class J Return Before Taxes	%	%	%
Class J Return After Taxes on Distributions
Class J Return After Taxes on Distribution and Sale of Fund Shares
MSCI US REIT Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Real Estate Investors, LLC
• Kelly D. Rush (since 2000), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____ and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page
____ of the Prospectus.

SMALLCAP BLEND FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

		Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of dollars subject to charge)		1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
For the year ended October 31, 2009		Class J
Management Fees		%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		%
	%
Total Annual Fund Operating Expenses		%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Principal Investment Strategies

The Fund invests primarily in equity securities of small capitalization companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000® Index (as of the most recent calendar year end, this range was between approximately $0.01 billion and $3.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock.

In selecting securities for investment, PGI looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a “blend” of stocks with these characteristics. In managing the assets of the Fund, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

The equity investment philosophy of PGI is based on the belief that superior stock selection and disciplined risk management provide consistent out-performance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. PGI uses a research-driven investment approach to minimize unintended portfolio risks (including sector and market cap biases relative to the index) so that stock selection drives performance.

PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective.

PGI may purchase securities issued as part of, or a short period after, companies’ initial public offerings (“IPOs”), and may at times dispose of those shares shortly after their acquisition.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class J shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class J Return Before Taxes	%	%	%
Class J Return After Taxes on Distributions
Class J Return After Taxes on Distribution and Sale of Fund Shares
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
•	Thomas Morabito (since 2006), Portfolio Manager
•	Phil Nordhus (since 2006), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____ and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page
____	of the Prospectus.

SMALLCAP GROWTH FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

		Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of dollars subject to charge)		1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
For the year ended October 31, 2009		Class J
Management Fees		%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		%
	%
Total Annual Fund Operating Expenses		%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Principal Investment Strategies
The Fund invests primarily in equity securities of small capitalization companies. Under normal circumstances, the
Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell
2000 Growth Index (as of the most recent calendar year end, the range was between approximately $0.01 billion and
$3.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund invests in growth stocks; growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

The equity investment philosophy of PGI is based on the belief that superior stock selection and disciplined risk management provide consistent out-performance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. PGI uses a research-driven investment approach to minimize unintended portfolio risks (including sector and market cap biases relative to the index) so that stock selection drives performance.

PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark.

The Fund may invest in initial public offerings. This Fund may be used as part of a fund of funds strategy.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class J shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class J Return Before Taxes	%	%	%
Class J Return After Taxes on Distributions
Class J Return After Taxes on Distribution and Sale of Fund Shares
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
•	Thomas Morabito (since 2009), Portfolio Manager
•	Phil Nordhus (since 2009), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____ and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page
____	of the Prospectus.

SMALLCAP GROWTH FUND I

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

		Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of dollars subject to charge)		1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
For the year ended October 31, 2009		Class J
Management Fees		%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		%
	%
Total Annual Fund Operating Expenses		%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of: 1) $3.0 billion or 2) the highest market capitalization of the companies in the Russell
2000 Growth Index (as of December 31, 2008, the range was between approximately $0.01 billion and $3.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund invests in growth stocks; growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. The Fund may invest in securities of foreign companies. The Fund may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition. This Fund may be used as part of a fund of funds strategy and may actively trade portfolio securities in an attempt to achieve its investment objective.

AllianceBernstein employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, it looks for fast-growing companies whose prospective earnings growth has been underestimated by the marketplace or whose earnings prospects are not fully reflected in current market valuations. In doing so, AllianceBernstein analyzes such factors as:
• Earnings growth potential relative to competitors
• Market share and competitive leadership of the company's products
• Quality of management
• Financial condition (such as debt to equity ratio)
• Valuation in comparison to a stock's own historical norms and the stocks of other small-cap companies

AllianceBernstein follows a disciplined selling strategy and may sell a stock when it fails to perform as expected or when other opportunities appear more attractive.

CCI uses a bottom-up approach (focusing on individual stock selection rather than forecasting stock market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on the premise that companies doing better than expected will have rising securities prices, while companies producing less than expected results will not. CCI refers to its discipline as positive momentum and positive surprise.

Through in-depth analysis of company fundamentals in the context of the prevailing economic environment, CCI’s team of investment professionals selects companies that meet the criteria of positive momentum in a company’s progress and positive surprise in reported results.

Principal invests between 10% and 40% of the Fund's assets in common stocks. It employs an active, quantitative
“structured equity” strategy in an attempt to match or exceed the performance of the Fund's benchmark index
(identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class J shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class J Return Before Taxes	%	%	%
Class J Return After Taxes on Distributions
Class J Return After Taxes on Distribution and Sale of Fund Shares
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
AllianceBernstein L.P.

•	Bruce K. Aronow (since 2003), US Small/SMID Cap Growth Team Leader and Portfolio Analyst/Manager
•	Michael W. Doherty (since 2003), Quantitative Analyst--US Small/SMID Cap Growth
•	N. Kuma Kirpalani (since 2003), Portfolio analyst/Manager--US Small/SMID Cap Growth
•	Samantha S. Lau (since 2003), Portfolio Analyst/Manager--US Small/SMID Cap Growth
•	Wen-Tse Tseng (since 2008), Portfolio Analyst/Manager--US Small/SMID Cap Growth

Columbus Circle Investors
•	Clifford G. Fox (since 2009), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____ and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page
____	of the Prospectus.

SMALLCAP GROWTH FUND II

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

		Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of dollars subject to charge)		1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
For the year ended October 31, 2009		Class J
Management Fees		%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		%
	%
Total Annual Fund Operating Expenses		%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Principal Investment Strategies
The Fund pursues its investment objective by investing primarily in equity securities. Under normal circumstances, the
Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of
1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of the most recent calendar year end, this range was between approximately $0.01 billion and $3.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock.
The Fund invests in growth stocks; growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. The Fund may invest in securities of foreign companies. The Fund may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition. This Fund may be used as part of a fund of funds strategy.

Utilizing fundamental analysis, Emerald seeks to invest in the common stock of companies with distinct competitive advantages, strong management teams, leadership positions, high revenue and earnings growth rates versus peers, differentiated growth drivers and limited sell-side research.

Essex selects stocks of companies that are exhibiting improving business fundamentals and that Essex believes are undervalued relative to each company’s future growth potential. Ordinarily, the Fund will invest in companies from all sectors of the market based on Essex’s fundamental research and analysis of various characteristics, including financial statements, sales and expense trends, earnings estimates, market position of the company and industry outlook. Essex uses earnings models to value a company against its own history, the industry and the market to identify securities that are undervalued relative to their future growth potential. Ordinarily, the Fund will sell a stock if the business fundamentals demonstrate a significant deterioration, or if the valuation is no longer attractive relative to
Essex’s long-term growth expectations.

Principal invests between 10% and 40% of the Fund's assets in common stocks. It employs an active, quantitative
“structured equity” strategy in an attempt to match or exceed the performance of the Fund's benchmark index
(identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class J shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class J Return Before Taxes	%	%	%
Class J Return After Taxes on Distributions
Class J Return After Taxes on Distribution and Sale of Fund Shares
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Sub-Advisor(s) and Portfolio Manager(s):
Emerald Advisers, Inc.
• Joseph W. Garner (since 2005), Portfolio Manager and Director of Research
• Kenneth G. Mertz II (since 1992), Portfolio Manager, Chief Investment Officer, and President
• Peter J. Niedland (since 2009), Portfolio Manager
• Stacey L. Sears (since 2002), Portfolio Manager and Senior Vice President

Essex Investment Management Company, LLC
• Nancy B. Prial (since 2006), Portfolio Manager and Senior Principal

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____ and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page
____ of the Prospectus.

SMALLCAP S&P 600 INDEX FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

		Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of dollars subject to charge)		1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
For the year ended October 31, 2009		Class J
Management Fees		%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		%
	%
Total Annual Fund Operating Expenses		%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies that compose the Standard & Poor’s (“S&P”) SmallCap 600 Index. PGI
attempts to mirror the investment performance of the Index by allocating the Fund’s assets in approximately the same weightings as the S&P SmallCap 600 Index. The S&P SmallCap 600 is an unmanaged index of 600 domestic stocks chosen for market size, liquidity and industry group representation. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of the most recent calendar year end, the market capitalization range of the Index was between approximately $0.02 billion and $2.3 billion. Market capitalization is defined as total current market value of a company's outstanding common stock. PGI may also use stock index futures and options as a substitute for the sale or purchase of securities. This fund may be used as part of a fund of funds strategy.

The Fund uses an indexing strategy or a passive investment approach designed to track the performance of the S&P
SmallCap 600. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

Over the long-term, PGI seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P SmallCap 600. It is unlikely that a perfect correlation of 1.00 will be achieved. The correlation between
Fund and Index performance may be affected by the Fund’s expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares.

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P SmallCap 600 stocks. At times, the Fund’s portfolio may be weighted differently from the S&P SmallCap 600, particularly if the Fund has a small level of assets to invest. In addition, the Fund’s ability to match the performance of the S&P SmallCap 600 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

PGI reserves the right to omit or remove any of the S&P SmallCap 600 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead PGI to believe that it should not be a part of the Fund’s assets.

NOTE: ”Standard & Poor’s SmallCap 600” and “S&P SmallCap 600” are trademarks of The McGraw-Hill Companies,
Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by
Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class J shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class J Return Before Taxes	%	%	%
Class J Return After Taxes on Distributions
Class J Return After Taxes on Distribution and Sale of Fund Shares
S&P SmallCap 600 Stock Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Dirk Laschanzky (since 2003), Portfolio Manager
•	Scott W. Smith (since 2007), Research Analyst and Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____ and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page
____ of the Prospectus.

SMALLCAP VALUE FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

		Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of dollars subject to charge)		1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
For the year ended October 31, 2009		Class J
Management Fees		%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		%
	%
Total Annual Fund Operating Expenses		%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Principal Investment Strategies
The Fund invests primarily in equity securities of small capitalization companies. Under normal circumstances, the
Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell
2000 Value Index (as of the most recent calendar year end, this range was between approximately $0.01 billion and
$3.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund invests in value stocks; value stocks value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up.

The equity investment philosophy of PGI is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. PGI uses a research-driven investment approach to minimize unintended portfolio risks (including sector and market cap biases relative to the index) so that stock selection drives performance.

PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark.

The Fund may invest in initial public offerings. This Fund may be used as part of a fund of funds strategy and may actively trade portfolio securities in an attempt to achieve its investment objective.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-
through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class J shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class J Return Before Taxes	%	%	%
Class J Return After Taxes on Distributions
Class J Return After Taxes on Distribution and Sale of Fund Shares
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Thomas Morabito (since 2000), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page
____of the Prospectus.

SMALLCAP VALUE FUND II

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

		Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of dollars subject to charge)		1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
For the year ended October 31, 2009		Class J
Management Fees		%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		%
	%
Total Annual Fund Operating Expenses		%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of the most recent calendar year end, this range was between approximately $0.01 billion and $3.3 billion)) or in securities with market capitalizations of $3.5 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund invests in value stocks; value stocks value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up. The Fund’s assets may be invested in foreign securities. This Fund may be used as part of a fund of funds strategy.

Dimensional invests Fund assets primarily in a diversified group of equity securities of small cap U.S. companies which Dimensional believes to be value stocks at the time of purchase. Dimensional considers small cap companies to be companies whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Under Dimensional’s market capitalization guidelines described above, as of
December 31, 2008, the market capitalization of a small cap company was defined by the 10% market capitalization guideline, which was $1,737 million or below. This dollar amount will change due to market conditions.

Dimensional considers a security to be a value stock primarily because the company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, Dimensional may consider additional factors such as price to cash flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria Dimensional uses for assessing value are subject to change from time-to-time.

Dimensional uses a market capitalization weighted approach in determining individual security weights. The higher the relative market capitalization of the security, the greater its representation in the Fund. Dimensional may adjust market capitalization weights after considering such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by Dimensional given market conditions. Dimensional may deviate from market capitalization weighting to limit or fix the exposure of the Fund to a particular issuer to a maximum proportion of the assets of the Fund. Dimensional also may exclude the stock of a company that meets applicable market capitalization criterion if Dimensional determines, in its judgment, that the purchase of such stock is inappropriate in light of other conditions. Such adjustments may result in a deviation from traditional market capitalization weighting.

LA Capital employs a quantitative approach in selecting securities it believes are favored in the current market environment. The firm’s proprietary Dynamic Alpha Model seeks to identify investor preferences for specific risk characteristics by analyzing valuation, income statement, balance sheet, industry and market-based factors. Expected returns are calculated for a universe of small capitalization securities based on a security’s exposure, and the Model’s expected return for each factor.

Through an optimization process, LA Capital seeks to control portfolio risks and implementation costs while striving to generate consistent results versus the Russell 2000 Value Index. Portfolio returns and risks are monitored daily by the investment team. Each month, the firm’s Portfolio Review Committee formally reviews the portfolio for compliance with investment objectives and guidelines.

Vaughan Nelson invests in small capitalization companies with a focus on absolute return using a bottom-up value oriented investment process. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies it selects will have these attributes:
• companies earning a positive economic margin with stable-to-improving returns;
• companies valued at a discount to their asset value; and
• companies with an attractive dividend yield and minimal basis risk.

In selecting investments, Vaughan Nelson generally employs the following strategy:
• value driven investment philosophy that selects stocks selling at attractive values based upon anticipated fundamentals of the business. Vaughan Nelson selects companies that it believes are out-of-favor or misunderstood.

• Vaughan Nelson starts with an investment universe of 5,000 securities, then, using value-driven screens, creates a research universe of companies with market capitalizations of at least $100 million;
• uses fundamental analysis to construct a portfolio of securities that Vaughan Nelson believes has an attractive return potential.

Vaughan Nelson will generally sell a stock when it reaches Vaughan Nelson’s price target, when the issuer shows a deteriorating financial condition, or when it has repeated negative earnings surprises.

Principal invests between 10% and 40% of the Fund's assets in common stocks. It employs an active, quantitative
“structured equity” strategy in an attempt to match or exceed the performance of the Fund's benchmark index
(identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-
through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
Total Returns as of December 31 each year (Class J shares)
[BAR CHART PLACEHOLDER]
Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class J Return Before Taxes	%	%	%
Class J Return After Taxes on Distributions
Class J Return After Taxes on Distribution and Sale of Fund Shares
Russell MidCap Value Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Dimensional Fund Advisors
•	Stephen A. Clark (since 2008), Senior Portfolio Manager, Vice President, and chairman of the Investment
Committee

Los Angeles Capital Management and Equity Research, Inc.
•	David R. Borger (since 2004), Director of Research
•	Christine M. Kugler (since 2004), Director of Implementation
•	Stuart K. Matsuda (since 2004), Director of Trading
•	Hal W. Reynolds (since 2004), Chief Investment Officer
•	Thomas D. Stevens (since 2004), Chairman and President

Vaughan Nelson Investment Management, LP
•	Chris Wallis (since 2005), Senior Portfolio Manager
•	Scott Weber (since 2005), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____	and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page
____	of the Prospectus.

DIVERSIFIED INTERNATIONAL FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

		Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of dollars subject to charge)		1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
For the year ended October 31, 2009		Class J
Management Fees		%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		%
	%
Total Annual Fund Operating Expenses		%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S.
currencies.

Principal Investment Strategies
The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in foreign securities, which are:

• companies with their principal place of business or principal office outside the U.S. or
• companies for which the principal securities trading market is outside the U.S.

Primary consideration is given to securities of corporations of developed areas, such as Western Europe, Canada,
Australia, New Zealand, and the Pacific Islands. However, the Fund may invest in emerging market securities in an attempt to achieve its investment objective. The Fund will invest in equity securities of small, medium, and large capitalization companies.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However, under normal market conditions, the Fund intends to have at least 80% of its net assets (plus any borrowings for investment purposes) invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.

The equity management philosophy of PGI is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. PGI uses a research-driven investment approach to minimize unintended portfolio risks (including sector and market cap biases relative to the index) so that stock selection drives performance.

PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark.

The Fund may actively trade securities in an attempt to achieve its investment objective. The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging, and enter into currency forwards or futures contracts and related options for the purpose of currency hedging. This Fund may be used as part of a fund of funds strategy.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class J shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class J Return Before Taxes	%	%	%
Class J Return After Taxes on Distributions
Class J Return After Taxes on Distribution and Sale of Fund Shares
MSCI ACWI Ex-US Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Paul H. Blankenhagen (since 2003), Portfolio Manager
• Juliet Cohn (since 2004), Managing Director - Portfolio Manager
• Chris Ibach (since 2005), Associate Portfolio Manager and Equity Research Analyst

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____ and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page
____ of the Prospectus.

INTERNATIONAL EMERGING MARKETS FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

		Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of dollars subject to charge)		1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
For the year ended October 31, 2009		Class J
Management Fees		%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		%
	%
Total Annual Fund Operating Expenses		%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Principal Investment Strategies
The Fund seeks to achieve its objective by investing in equity securities of companies in emerging market countries.
Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) are invested in emerging market country equity securities. For this Fund, the term “emerging market country” means any country which is considered to be an emerging country by the international financial community (including the
International Bank for Reconstruction and Development (also known as the World Bank) and MSCI Emerging Markets
Index). These countries generally include every nation in the world except the United States, Canada, Japan,
Australia, New Zealand, and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. PGI focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

The Fund invests in foreign securities, which are:
• companies with their principal place of business or principal office in emerging market countries or
• companies for which their principal securities trading market is an emerging market country.

The equity management philosophy of PGI is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. PGI uses a research-driven investment approach to minimize unintended portfolio risks (including sector and market cap biases relative to the index) so that stock selection drives performance.

PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. The Fund will invest in equity securities of small, medium, and large capitalization companies.

The Fund may engage in certain options transactions, enter into financial futures contracts, currency forwards, and related options for the purpose of portfolio hedging, and other purposes. The Fund may actively trade securities in an attempt to achieve its investment objective. This Fund may be used as part of a fund of funds strategy.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class J shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class J Return Before Taxes	%	%	%
Class J Return After Taxes on Distributions
Class J Return After Taxes on Distribution and Sale of Fund Shares
MSCI-Emerging Markets NDTR D Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Michael Ade (since 2007), Portfolio Manager
• Mihail Dobrinov (since 2007), Research Analyst and Portfolio Manager
• Michael L. Reynal (since 2001), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____ and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page
____ of the Prospectus.

INTERNATIONAL GROWTH FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

		Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of dollars subject to charge)		1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
For the year ended October 31, 2009		Class J
Management Fees		%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		%
	%
Total Annual Fund Operating Expenses		%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S.
currencies.

Principal Investment Strategies
The Fund invests in equity securities of companies domiciled in any of the nations of the world. The Fund invests in growth stocks; growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. The Fund invests in equity securities of foreign companies, which are:
• companies with their principal place of business or principal offices outside the U.S. or
• companies for which the principal securities trading market is outside the U.S.

The equity management philosophy of PGI is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. PGI uses a research-driven investment approach to minimize unintended portfolio risks (including sector and market cap biases relative to the index) so that stock selection drives performance.

PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective and may be used as part of a fund of funds strategy.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
Total Returns as of December 31 each year (Class J shares)
[BAR CHART PLACEHOLDER]
Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class J Return Before Taxes	%	%	%
Class J Return After Taxes on Distributions
Class J Return After Taxes on Distribution and Sale of Fund Shares
MSCI World Ex-US Growth Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
•	Steve Larson (since 2004), Portfolio Manager
•	John Pihlblad (since 2005), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____ and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page
____	of the Prospectus.

BOND & MORTGAGE SECURITIES FUND

Objective: The Fund seeks to provide current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

		Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of dollars subject to charge)		1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
For the year ended October 31, 2009		Class J
Management Fees		%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		%
	%
Total Annual Fund Operating Expenses		%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor's Rating
Service (“S&P”) or Baa or higher by Moody's Investors Service, Inc. (“Moody's”). These include:
• securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
• asset-backed securities or mortgage-backed securities representing an interest in a pool of mortgage loans or other assets;
• debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody's or, if not rated, of comparable quality in the opinion of the Fund's sub-advisor; and
• securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United
Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
• preferred securities and/or common and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible;
• foreign securities; or
• securities rated BB or lower by S&P or Ba or lower by Moody’s (i.e. less than investment grade (commonly known as “junk bonds”)) but not lower than CCC-(S&P) or Caa3 (Moody's).

The Fund may enter into dollar roll transactions, which may involve leverage. The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

The Fund (i) may actively trade securities to achieve its investment objective, and (ii) may be used as part of a fund of funds strategy.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-
through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class J shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class J Return Before Taxes	%	%	%
Class J Return After Taxes on Distributions
Class J Return After Taxes on Distribution and Sale of Fund Shares
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• William C. Armstrong (since 2000), Portfolio Manager
• Timothy R. Warrick (since 2000), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages _____	and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page of the Prospectus.

GOVERNMENT & HIGH QUALITY BOND FUND (PREVIOUSLY MORTGAGE SECURITIES FUND)

Objective: The Fund seeks to provide a high level of current income consistent with safety and liquidity.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

		Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of dollars subject to charge)		1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
For the year ended October 31, 2009		Class J
Management Fees		%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		%
	%
Total Annual Fund Operating Expenses		%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Principal Investment Strategies
Under normal circumstances, the Fund seeks to achieve its investment objective by investing primarily (at least 80%
of its net assets, plus any borrowings for investment purposes) in securities issued by the U.S. government, its agencies or instrumentalities or securities that are rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including but not limited to mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities, including repurchase agreements.

The Fund may also invest in mortgage-backed securities that are not issued by the U.S. government, its agencies or instrumentalities or rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including collateralized mortgage obligations, and in other obligations that are secured by mortgages or mortgage-backed securities, including repurchase agreements. The Fund may also invest in dollar rolls, which may involve leverage.

The Fund may enter into dollar roll transactions, which may involve leverage.The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets. This Fund may be used as part of a fund of funds strategy.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Industry Concentration (Sector). A fund that concentrates investments in a particular industry or group of industries
(e.g., real estate, technology financial services) has greater exposure than other funds to market, economic and other factors affecting that industry or sector.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-
through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class J shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class J Return Before Taxes	%	%	%
Class J Return After Taxes on Distributions
Class J Return After Taxes on Distribution and Sale of Fund Shares
Citigroup Mortgage Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• Scott Peterson (since 2010), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____	and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page of the Prospectus.

HIGH QUALITY INTERMEDIATE-TERM BOND FUND

Objective: The Fund seeks to provide current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

		Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of dollars subject to charge)		1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
For the year ended October 31, 2009		Class J
Management Fees		%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		%
	%
Total Annual Fund Operating Expenses		%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Principal Investment Strategies
The Fund invests primarily in intermediate term high-quality fixed-income securities. Under normal circumstances, the
Fund maintains an effective maturity of four years or less and a dollar-weighted effective maturity of greater than three and less than ten years. In determining the average effective maturity of the Fund’s assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect PGI’s judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term “bond” to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:
• securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
• asset-backed securities and mortgage-backed securities representing an interest in a pool of mortgage loans or other assets;
• debt securities and taxable municipal bonds rated, at the time of purchase, AAA, AA, or A by Standard & Poor’s
Rating Service (“S&P”) or Aaa, Aa, or A by Moody’s Investors Service, Inc. (“Moody’s”) or, if not rated, in PGI’s opinion, of comparable quality; and
• securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United
Kingdom payable in U.S. dollars.

The rest of the Fund’s assets may be invested in:
• preferred securities and/or common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible;
• foreign securities; or
• securities rated less than the three highest grades of S&P or Moody’s but not lower than BBB- (S&P) or Baa3
(Moody’s) (i.e. less than investment grade).

The Fund may enter into dollar roll transactions, which may involve leverage. The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective.

On December 14, 2009, the Board of Directors for Principal Funds, Inc. approved the following proposal: acquisition of the assets of the High Quality Intermediate-Term Bond Fund by the Bond Market Index Fund. The proposal will be submitted for shareholder vote at a Special Meeting of Shareholders of Principal Funds, Inc. tentatively scheduled for
May 2010. Additional information about this proposal will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date High Quality Intermediate-Term Bond Fund shareholders in March 2010.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-
through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class J shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class J Return Before Taxes	%	%	%
Class J Return After Taxes on Distributions
Class J Return After Taxes on Distribution and Sale of Fund Shares
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
•	William C. Armstrong (since 2002), Portfolio Manager
•	Timothy R. Warrick (since 2002), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____	and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page
____	of the Prospectus.

INCOME FUND

Objective: The Fund seeks to provide a high level of current income consistent with preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

		Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of dollars subject to charge)		1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
For the year ended October 31, 2009		Class J
Management Fees		%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		%
	%
Total Annual Fund Operating Expenses		%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund, and who are willing to accept the risks associated with investing in “junk bonds,” foreign securities, and REIT securities.

Principal Investment Strategies
Under normal circumstances, the Fund invests primarily in a diversified pool of fixed-income securities including corporate securities, U.S. government securities, and mortgage-backed securities (including collateralized mortgage obligations), up to 35% of which may be in below investment-grade fixed-income securities (sometimes called “junk bonds”) (rated BB or lower by S&P or Ba or lower by Moody’s). The Fund may also invest in convertible securities, preferred securities, foreign securities, and real estate investment trust (“REIT”) securities. This Fund may be used as part of a fund of funds strategy.

The Fund may enter into dollar roll transactions, which may involve leverage. The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

During the fiscal year ended October 31, 2008, the average rating of the Fund’s assets, based on market value at each month-end, were as follows (all rating are by Moody’s):

32.77% in securities rated Aaa	30.72% in securities rated Baa	2.14% in securities rated Caa
6.85% in securities rated Aa	4.58% in securities rated Ba	0.00% in securities rated Ca
11.36% in securities rated A	9.45% in securities rated B	0.04% in securities rated C
2.09% in securities not rated

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions,

increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-
through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class J shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class J Return Before Taxes	%	%	%
Class J Return After Taxes on Distributions
Class J Return After Taxes on Distribution and Sale of Fund Shares
Citigroup Broad Investment-Grade Bond Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.

• John R. Friedl (since 2005), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____	and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page
_____ of the Prospectus.

INFLATION PROTECTION FUND

Objective: The Fund seeks to provide current income and real (after inflation) total returns.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

		Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of dollars subject to charge)		1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
For the year ended October 31, 2009		Class J
Management Fees		%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		%
	%
Total Annual Fund Operating Expenses		%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors who want their income and principal investments to keep pace with inflation over time.

Principal Investment Strategies
The fund normally invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S.
governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.
"Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The fund maintains an average portfolio duration that is within ±20% of the duration of the
Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index.

The fund may invest in non-investment grade bonds (high yield or junk bonds) (rated BB or lower by S&P or Ba or lower by Moody’s) or securities of emerging market issuers. The fund may also invest in foreign securities.

The fund may also purchase: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations ("CMOs"), investment grade corporate bonds and asset-backed securities. Securities are purchased for the fund when the management team believes that they have the potential for above average real return.

The Fund may enter into dollar roll transactions, which may involve leverage. The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets. The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies. This Fund may be used as part of a fund of funds strategy.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class J shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class J Return Before Taxes	%	%	%
Class J Return After Taxes on Distributions
Class J Return After Taxes on Distribution and Sale of Fund Shares
Barclays Capital US Treasury TIPS Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
BlackRock Financial Management, Inc.

•	Adam Bowman (since 2010), Director
•	Stuart Spodek (since 2008), Managing Director
•	Brian Weinstein (since 2008), Managing Director

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____	and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page
____	of the Prospectus.

PREFERRED SECURITIES FUND

Objective: The Fund seeks to provide current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

		Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of dollars subject to charge)		1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
For the year ended October 31, 2009		Class J
Management Fees		%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		%
	%
Total Annual Fund Operating Expenses		%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors who are seeking dividends to generate income or to be reinvested for growth and are willing to accept fluctuations in the value of the investment.

Principal Investment Strategies
The Fund invests primarily in preferred securities of companies rated BBB or higher by Standard & Poor’s Rating
Service (“S&P”) or Moody’s Investor Service, Inc. (“Moody’s”) or, if unrated, of comparable quality in the opinion of
Spectrum. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in preferred securities. The Fund focuses primarily on the financial services (i.e., banking, insurance and commercial finance), Real Estate Investment Trust (i.e. REIT) and utility industries. The rest of the
Fund’s assets may be invested in common stocks, debt securities (including securities rated BB or lower by S&P or rated Ba or lower by Moody’s), foreign securities, and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Preferred securities generally pay fixed rate dividends (though some are adjustable rate) and typically have
“preference” over common stock in the payment of dividends and the liquidation of a company’s assets - preference means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders’ claims on assets in a corporate liquidation.

Spectrum seeks to build a portfolio within the context of the eligible universe of preferred securities. For a security to be considered for the Fund, Spectrum will assess the credit risk within the context of the yield available on the preferred. The yield needs to be attractive in comparison to the rating, expected credit trend and senior debt spread of the same issuer. Spectrum considers features such as call protection, subordination and option adjusted spreads to ensure that the selected issue provides a sufficient yield to justify its inclusion in the portfolio.

The Fund is considered non-diversified and can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the
Fund’s share price than would occur in a more diversified fund. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective This Fund may be used as part of a fund of funds strategy.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Industry Concentration (Sector). A fund that concentrates investments in a particular industry or group of industries
(e.g., real estate, technology financial services) has greater exposure than other funds to market, economic and other factors affecting that industry or sector.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of companies and is more likely than more diversified funds to be significantly affected by a specific stock's poor performance.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-
through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class J shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class J Return Before Taxes	%	%	%
Class J Return After Taxes on Distributions
Class J Return After Taxes on Distribution and Sale of Fund Shares
Merrill Lynch Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses, or taxes)
Barclays Capital U.S. Tier I Capital Securities Index (reflects no deduction for fees, expenses, or taxes)
Preferreds Blended Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Preferreds
Blended Index are 65% Merrill Lynch Fixed Rate Preferred Securities Index and 35% Barclays Capital U.S. Tier I
Capital Securities Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Spectrum Asset Management, Inc.
• L. Phillip Jacoby (since 2002), Senior Vice President and Portfolio Manager
• Mark A. Lieb (since 2009), Executive Director and Co-Chief Executive Officer

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____	and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page
____	of the Prospectus.

SHORT-TERM BOND FUND

Objective: The Fund seeks to provide current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

		Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of dollars subject to charge)		1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
For the year ended October 31, 2009		Class J
Management Fees		%
Distribution and/or Service (12b-1) Fees		0.45%
Other Expenses		%
	%
Total Annual Fund Operating Expenses		%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Principal Investment Strategies
The Fund invests primarily in short-term fixed-income securities. Under normal circumstances, the Fund maintains an effective maturity of four years or less and a dollar-weighted effective maturity of not more than three years. In determining the average effective maturity of the Fund’s assets, the maturity date of a callable security or probable securities may be adjusted to reflect the judgment of PGI regarding the likelihood of the security being called or prepaid. The Fund considers the term “bond” to mean any debt security. Under normal circumstances, it invests at least 80% of its net assets (plus any borrowings for investment purposes) in:
• securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
• debt securities of U.S. issuers rated in the four highest grades by Standard & Poor’s Rating Service or Moody’s
Investors Service, Inc. or, if unrated, in the opinion of PGI of comparable quality; and
• mortgage-backed securities representing an interest in a pool of mortgage loans.

The Fund may invest in below-investment-grade fixed-income securities (commonly known as “junk bonds” or “high yield securities”) (rated BB or lower by S&P or Ba or lower by Moody’s).

The Fund may invest in Eurodollar and Yankee Obligations and foreign securities. The Fund may invest in asset-
backed securities. The Fund may enter into dollar roll transactions, which may involve leverage. The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-
through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class J shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class J Return Before Taxes	%	%	%
Class J Return After Taxes on Distributions
Class J Return After Taxes on Distribution and Sale of Fund Shares
Barclays Capital Government/Credit 1-3 Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Craig Dawson (since 2005), Portfolio Manager
• Timothy R. Warrick (since 2009), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages _____ and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page _____ of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page
____ of the Prospectus.

MONEY MARKET FUND

Objective: The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

		Class J
Maximum Deferred Sales Charge (Load)
(as a percentage of dollars subject to charge)		1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009		Class J
Management Fees		%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		%
	%
Total Annual Fund Operating Expenses		%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$ $		$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much principal risk.

Principal Investment Strategies
The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are
U.S. dollar denominated securities which PGI believes present minimal credit risks. At the time the Fund purchases each security, it is an “eligible security” as defined in the regulations issued under the Investment Company Act of
1940, as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:
• to take advantage of market variations;
• to generate cash to cover sales of Fund shares by its shareholders; or
• upon revised credit opinions of the security’s issuer.

The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:
• securities issued or guaranteed by the U.S. government, including Treasury bills, notes and bonds;
• securities issued or guaranteed by agencies or instrumentalities of the U.S. government. These are backed either by the full faith and credit of the U.S. government or by the credit of the particular agency or instrumentality;
• bank obligations including:
• certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank;
or,
• bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
• commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;
• corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;
• repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week)
but may also have a longer maturity; and
• taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations which are issued in
U.S. dollars by foreign banks and foreign branches of U.S. banks. Before the Sub-Advisor selects a Eurodollar or
Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.

As with all mutual funds, the value of the Fund’s assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class J shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class J Return Before Taxes	%	%	%
Barclays Capital U.S. Treasury Bellwethers 3 Month Index (reflects no deduction for fees, expenses, or taxes)

To obtain the Fund’s current yield, call 1-800-547-7754

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Tracy Reeg (since 2004), Portfolio Manager
• Alice Robertson (since 2000), Trader

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____ and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page
____ of the Prospectus.

PURCHASE OF FUND SHARES

Class J shares are currently available only through registered representatives of:
• Princor who are also employees of Principal Life (These registered representatives are sales counselors of
Principal Connection, a distribution channel used to directly market certain products and services of the companies of the Principal Financial Group.);
• selected broker-dealers selling Class J shares in conjunction with health savings accounts; and
• selected broker-dealers that have entered into a selling agreement to offer Class J shares.

For more information about Class J shares of the Funds, please call the Connection at 1-800-247-8000, extension
411.

Fill out the Principal Funds (or the IRA, SEP or SIMPLE) application completely. You must include:
• the name you want to appear on the account;
• the Principal Funds in which you want to invest;
• the amount of the investment;
• your Social Security number; and
• other required information.

The Fund requires a minimum initial investment of $1,000. Subsequent investment minimums are $100.

• Principal Funds may reject or cancel any purchase orders for any reason. For example, Principal Funds does not intend to permit market timing because short-term or other excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, Principal
Funds may reject any purchase orders from market timers or investors that, in Principal's opinion, may be disruptive to the Funds. For these purposes, Principal may consider an investor's trading history in the Funds or other Funds sponsored by Principal Life and accounts under common ownership or control. Principal may recommend to the Board, and the Board may elect, to close certain funds to new and existing investors.

• If you are making an initial purchase of Principal Funds of $1,000,000 or more and have selected Class J shares, the purchase will be of Class A shares of the Fund(s) you have selected. If you are making subsequent purchases into your existing Principal Funds Class J share accounts and the combined value of the subsequent investment and your existing Class A, Class B, Class C, and Class J share accounts combined for Rights of Accumulation purposes exceeds $1,000,000, the subsequent investment will be applied to purchase Class A shares of the
Fund(s) you have selected. Purchases made by you, your spouse or domestic partner, your children, the children of your spouse or domestic partner up to and including the age of 25 and/or a trust created by or primarily for the benefit of such persons (together “a Qualified Purchaser”) will be combined along with the value of existing Class
A, B, C, and J shares of Principal Funds owned by such persons, to determine the applicable sales charge. Class
A shares of Money Market Fund are not included in the calculation unless they were acquired in exchange from other Principal Funds shares.

However, if you have selected a Fund which does not offer A shares, we will contact you for instructions as to how to allocate your purchase. As of the date of this prospectus, the following Funds do not offer Class A shares: High
Quality Intermediate-Term Bond; MidCap Growth; MidCap S&P 400 Index; MidCap Value III; SmallCap Growth I;
SmallCap S&P 600 Index; and SmallCap Value II.

• The minimum investment applies on a per Fund level, not on the total investment being made.

To eliminate the need for safekeeping, Principal Funds will not issue certificates for shares. Principal Funds may periodically close to new purchases of shares or refuse any order to buy shares if Principal determines that doing so would be in the best interests of Principal Funds and its shareholders.

Accounts with foreign addresses cannot be established. If an existing shareholder with a U.S. address moves to a foreign location and updates the address on the shareholder's account, we are unable to process any purchases or exchanges on that account.

Payments are to be made via personal or financial institution check (for example, a bank or cashier's check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, starter checks, money orders, travelers' checks, credit card checks, and foreign checks.

Payment. Payment for shares of Principal Funds purchased as a direct rollover IRA is made by the retirement plan trustees. Payment for other shares is generally made via personal check or cashiers check. We consider your purchase of Fund shares by check to be your authorization to make an automated clearing house (“ACH”) debit entry to your account. Shares purchased by check may be sold only after the check has cleared your bank, which may take up to 7 calendar days.

Your Financial Professional can help you buy shares of Principal Funds by mail, through bank wire, direct deposit or
Automatic Investment Plan. Contact Principal Funds at 1-800-222-5852 to obtain bank wire instructions. No wires are accepted on days when the NYSE is closed or when the Federal Reserve is closed (because the bank that would receive your wire is closed).

Direct Deposit
Your Financial Professional can help you make a Direct Deposit from your paycheck (if your employer approves) or from a government allotment. Direct Deposit allows you to deposit automatically all or part of your paycheck (or government allotment) to your Principal Funds account(s). You will receive a Direct Deposit Authorization Form to give to your employer or the governmental agency (either of which may charge a fee for this service). Shares will be purchased on the day the ACH notification is received by the transfer agent’s bank. On days when the NYSE is closed, but the bank receiving the ACH notification is open, your purchase will be priced at the next calculated share price.

Automatic Investment Plan
Your Financial Professional can help you establish an Automatic Investment Plan. You may make regular monthly investments with automatic deductions from your bank or other financial institution account. You select the day of the month the deduction is to be made. If that date is a non-trading day, we will process the deduction on the next trading day. If the next trading day falls in the next month or year, we will process the deduction on the day prior to your selected day. The minimum initial investment is waived if you set up an Automatic Investment Plan when you open your account. Minimum monthly purchase is $100 per Fund.

NOTE: No salesperson, dealer or other person is authorized to give information or make representations about a
Fund other than those contained in this Prospectus. Information or representations not contained in this prospectus may not be relied upon as having been provided or made by Principal Funds, a Fund, Principal, any Sub-Advisor, or PFD.

REDEMPTION OF FUND SHARES

After you place a sell order in proper form, shares are sold using the next share price calculated. The amount you receive will be reduced by any applicable CDSC or excessive trading fee. There is no additional charge for a sale of shares; however, you will be charged a $10 wire fee if you have the sale proceeds wired to your bank. Generally, the sale proceeds are sent out on the next business day* after the sell order has been placed. It may take additional business days for your financial institution to post this payment to your account at that financial institution. At your request, the check will be sent overnight (a $15 overnight fee will be deducted from your account unless other arrangements are made). A Fund can only sell shares after your check making the Fund investment has cleared your bank, which may take up to 7 calendar days. A sell order from one owner is binding on all joint owners.
* a day when the NYSE is open for normal business

Distributions from IRA, SEP, SIMPLE, and SAR-SEP accounts may be taken as:
• lump sum of the entire interest in the account,
• partial interest in the account, or
• periodic payments of either a fixed amount or an amount based on certain life expectancy calculations.
Tax penalties may apply to distributions before the participant reaches age 59 1/2.

Selling shares may create a gain or a loss for federal (and state) income tax purposes. You should maintain accurate records for use in preparing your income tax returns.

Generally, sales proceeds checks are:
• payable to all owners on the account (as shown in the account registration) and
• mailed to the address on the account (if not changed within last 15 days) or previously authorized bank account.

For other payment arrangements, please call Principal Funds. You should also call Principal Funds for special instructions that may apply to sales from accounts:
• when an owner has died;
• for certain employee benefit plans; or
• owned by corporations, partnerships, agents, or fiduciaries.

Payment for shares sold is generally sent the business day after the sell order is received. Under unusual circumstances, Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Within 60 calendar days after the sale of J shares, you may reinvest the amount of the sale proceeds into any Principal
Funds Class J shares fund; shares purchased by redemption proceeds are not subject to the eighteen month CDSC.
It is the responsibility of the shareholder to notify the Fund at the time of repurchase if the purchase proceeds are from a redemption of the Fund within the past 60 days.

The transaction is considered a sale for federal (and state) income tax purposes even if the proceeds are reinvested.
If a loss is realized on the sale, the reinvestment may be subject to the “wash sale” rules resulting in the postponement of the recognition of the loss for tax purposes.

CDSC-Free withdrawal privilege. Sales may be subject to a CDSC. Redemption of Class J shares made through a systematic withdrawal plan in an amount of up to 1.00% per month (measured cumulatively with respect to non-
monthly plans) of the value of the Fund account at the time, and beginning on the date, the systematic withdrawal plan is established) may be made without a CDSC. The free withdrawal privilege not used in a calendar year is not added to the free withdrawal privileges for any following year.

Sell shares by mail:
• Send a distribution form (available at www.PrincipalFunds.com or by calling 1-800-222-5852) which is signed by the owner/owners of the account to:
Principal Funds
P.O. Box 55904
Boston, MA 02205
• Medallion Signature Guarantee* will be required if the:
• sell order is for more than $100,000;
• wire or ACH is being sent to a shareholder's U.S. bank account not previously authorized or the request does not include a voided check or deposit slip indicating a common owner between the bank account and mutual fund account;
• check is being sent to an address other than the account address;
• account address has been changed within 15 days of the sell order; or
• check is payable to a party other than the account shareholder(s), Principal Life or a retirement plan trustee or custodian that has agreed in writing to accept a transfer of assets from the Fund.
* If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm. A signature guarantee by a notary public or savings bank is not acceptable.

Sell shares in amounts of $100,000 or less by telephone
• The combined amount requested from all funds to which the redemption request relates is $100,000 or less.
• The address on the account must not have been changed within the last 15 days and telephone privileges must apply to the account from which the shares are being sold.

• If our phone lines are busy, you may need to send in a written sell order.
• To sell shares the same day, the order must be received in good order before the close of normal trading on the
NYSE (generally 3:00 p.m. Central Time).
• Telephone redemption privileges are NOT available for Principal Funds 403(b) plans and certain employee sponsored benefit plans.
• If previously authorized, checks can be sent to a shareholder's U.S. bank account.

Systematic withdrawal plans
You may set up a systematic withdrawal plan on a monthly, quarterly, semiannual or annual basis to:
• sell enough shares to provide a fixed amount of money ($100 minimum amount; the required minimum is waived to the extent necessary to meet required minimum distributions as defined by the Internal Revenue Code);
• pay insurance or annuity premiums or deposits to Principal Life (call us for details); and
• provide an easy method of making monthly installment payments (if the service is available from your creditor who must supply the necessary forms).

You can set up a systematic withdrawal plan by:
• completing the applicable section of the application; or
• sending us your written instructions; or
• calling us if you have telephone privileges on the account (telephone privileges may not be available for all types of accounts).

Your systematic withdrawal plan continues until:
• you instruct us to stop; or
• your Fund account balance is zero.

When you set up the withdrawal plan, you select which day you want the sale made (if none is selected, the sale will be made on the 15th of the month). If the selected date is not a trading day, the sale will take place on the preceding trading day (if that day falls in the month or year prior to your selected date, the transaction will take place on the next trading day after your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.

Sales made under your systematic withdrawal plan will reduce and may eventually exhaust your account. The Funds do not normally accept purchase payments while a systematic withdrawal plan is in effect (unless the purchase represents a substantial addition to your account).

The Fund from which the systematic withdrawal is made makes no recommendation as to either the number of shares or the fixed amount that you withdraw.

Excessive Trading fee (other than Money Market Fund). An excessive trading fee may apply to redemptions made within 30 days of purchase as described in “Frequent Purchases and Redemptions.” If excessive trading is deemed to be occurring, additional restrictive actions may be taken, as described below.

Distributions in Kind. Payment for shares of the Funds tendered for redemption is ordinarily made by check.
However, the Funds may determine that it would be detrimental to the remaining shareholders of a Fund to make payment of a redemption order wholly or partly in cash. Under certain circumstances, therefore, each of the Funds may pay the redemption proceeds in whole or in part by a distribution “in kind” of securities from the Fund’s portfolio in lieu of cash. If a Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. Each Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described in this prospectus.

EXCHANGE OF FUND SHARES

Your shares in the Funds may be exchanged without a CDSC for the same share class of any other Principal Funds.
However, the original purchase date of the shares from which an exchange is made is used to determine if newly acquired shares are subject to a CDSC when they are sold. The Fund reserves the to right to revise or terminate the exchange privilege at any time. Notice will be provided to shareholders of any such change, to the extent required by law.

You may exchange shares by:
•	sending a written request to:
Principal Funds
P.O. Box 55904
Boston, MA 02205
•	completing an Exchange Authorization Form (available on www.principalfunds.com or by calling 1-800-222-5852).
•	via the Internet at www.principalfunds.com.
•	calling us, if you have telephone privileges on the account.

Automatic Exchange Election
This election authorizes an exchange from one Principal Funds to another on a monthly, quarterly, semiannual or annual basis. You can set up an automatic exchange by:
•	completing an automatic Exchange Election form available on www.principalfunds.com,
•	completing the Automatic Exchange Election section of the application,
•	calling us if telephone privileges apply to the account from which the exchange is to be made, or
•	sending us your written instructions.

Your automatic exchange continues until:
•	you instruct us to stop by calling us if telephone privileges apply to the account or by sending us your written instructions; or
•	your Fund account balance is zero.

You may specify the day of the exchange (if none is selected, the exchange will be made on the 15th of the month). If the selected day is not a trading day, the sale will take place on the preceding trading day (if that day falls in the month or year prior to your selected date, the transaction will take place on the next trading day after your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.

General
•	An exchange by any joint owner is binding on all joint owners.
•	If you do not have an existing account in the Fund to which the exchange is being made, a new account is established. The new account has the same owner(s), dividend and capital gain options and dealer of record as the account from which the shares are being exchanged.
•	All exchanges are subject to the minimum investment and eligibility requirements of the Fund being acquired.
•	You may acquire shares of a Fund only if its shares are legally offered in your state of residence.
•	For an exchange to be effective the day we receive your instruction, we must receive the instruction in good order at our transaction processing center in Canton, Massachusetts before the close of normal trading on the NYSE
(generally 3 p.m. Central Time).

When money is exchanged or transferred from one account registration or tax identification number to another, the account holder is relinquishing his or her rights to the money. Therefore exchanges and transfers can only be accepted by telephone if the exchange (transfer) is between:
•	accounts with identical ownership,
•	an account with a single owner to one with joint ownership if the owner of the single owner account is also an owner of the account with joint ownership,
•	a single owner to a Uniform Transfer to Minors Act ("UTMA") account if the owner of the single owner account is also the custodian on the UTMA account, or
•	a single or jointly owned account to an IRA account to fund the yearly IRA contribution of the owner (or one of the owners in the case of a jointly owned account).

The exchange is treated as a sale of shares for federal (and state) income tax purposes and may result in a capital gain or loss. Income tax rules regarding the calculation of cost basis may make it undesirable in certain circumstances to exchange shares within 90 days of their purchase.

Fund shares used to fund an employee benefit plan may be exchanged only for shares of other Principal Funds available to employee benefit plans. Such an exchange must be made by following the procedures provided in the employee benefit plan and the written service agreement.

Excessive Trading fee (other than Money Market Fund). An excessive trading fee may apply to exchanges made within 30 days of purchase as described in “Frequent Purchases and Redemptions.” If excessive trading is deemed to be occurring, additional restrictive actions may be taken, as described below.

TAX CONSIDERATIONS

Shareholders are responsible for federal income tax (and any other taxes, including state and local income taxes, if applicable) on dividends and capital gains distributions whether such dividends or distributions are paid in cash or reinvested in additional shares. Special tax rules apply to distributions from IRAs and other retirement accounts. You should consult a tax advisor to determine the suitability of the Fund as an investment by such a plan and the tax treatment of Fund distributions.

Generally, dividends paid by the Funds from interest, dividends, or net short-term capital gains will be taxed as ordinary income. Distributions properly designated by the Fund as deriving from net gains on securities held for more than one year are taxable as such (generally at a 15% tax rate), regardless of how long you have held your shares.
For taxable years beginning before January 1, 2011, distributions of investment income properly designated by the
Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gains.

Investments by a Fund in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of the Funds that invest in foreign securities may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Early in each calendar year, each Fund will notify you of the amount and tax status of distributions paid to you for the preceding year.

A dividend or distribution made shortly after the purchase of shares of a Fund by a shareholder, although in effect a return of capital to that shareholder, would be taxable to that shareholder as described above, subject to a holding period requirement for dividends designated as qualified dividend income.

Because of tax law requirements, you must provide the Funds with an accurate and certified taxpayer identification number (for individuals, generally a Social Security number) to avoid “back-up” withholding, which is currently imposed at a rate of 28%.

Any gain resulting from the sale, redemption, or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state, and local taxes.

Investments by a Fund in certain debt instruments or derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under the Internal Revenue Code. The Fund’s use of derivatives will also affect the amount, timing, and character of the Fund’s distributions.

The information contained in this prospectus is not a complete description of the federal, state, local, or foreign tax consequences of investing in the Fund. You should consult your tax advisor before investing in the Fund.

DISTRIBUTION PLANS AND INTERMEDIARY COMPENSATION

Distribution and/or Service (12b-1) Fees
Principal Funds Distributor, Inc. ("PFD" or the "Distributor") is the distributor for the Class J shares of Principal Funds,
Inc. PFD is an affiliate of Principal Life Insurance Company and with it is a subsidiary of Principal Financial Group, Inc.
and member of the Principal Financial Group®.

Principal Funds has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act for the
Class J shares of Principal Funds. Under the 12b-1 Plans, each Fund makes payments from its assets attributable to the particular share class to the Fund's Distributor for distribution-related expenses and for providing services to shareholders of that share class. Payments under the 12b-1 plans are made by the Funds to the Distributor pursuant to the 12b-1 plans regardless of the expenses incurred by the Distributor. Because Rule 12b-1 fees are paid out of
Fund assets and are ongoing fees, over time they will increase the cost of your investment in the Funds and may cost you more than other types of sales charges.

The maximum annual Rule 12b-1 fee for distribution related expenses and/or for providing services to shareholders
(as a percentage of average daily net assets) for each of the Funds are set forth below:

Maximum Annualized
Fund	Rule 12b-1 Fee
All Funds (except Money Market Fund)	0.45%
Money Market Fund	0.25%

As of the date of this prospectus the Distributor has voluntarily agreed to reduce the 12b-1 fee from 0.45% to 0.40%.
The effect of this reduction will be to lower each Fund's total operating expenses and increase the Fund's total return.

Payments under the 12b-1 plan will not automatically terminate for funds that are closed to new investors or to additional purchases by existing shareholders. The fund Board will determine whether to terminate, modify or leave unchanged the 12b-1 plan at the time the board directs the closure of the fund.

The proceeds from the Rule 12b-1 fees paid by Class J shareholders, together with any applicable contingent deferred sales charge, are paid to the Distributor. The Distributor generally uses these fees to finance any activity that is primarily intended to result in the sale of shares. Examples of such expenses include compensation to salespeople and selected dealers (including financing the commission paid to the dealer at the time of the sale), printing of prospectuses and statements of additional information and reports for other than existing shareholders, and preparing and conducting sales seminars. The Distributor also uses the fees to provide services to existing shareholders, including without limitation, services such as furnishing information as to the status of shareholder accounts, responding to telephone and written inquiries of shareholders, and assisting shareholders with tax information.

Payments to Financial Professionals and Their Firms. Intermediaries market and sell shares of the Funds and/or provide services to the Funds' shareholders. These intermediaries receive compensation from the Distributor and its affiliates for selling shares of the Funds, making referrals and/or providing services to the Funds' shareholders.
Intermediaries may include, among others, broker-dealers, registered investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators, and insurance companies. Financial Professionals who deal with investors on an individual basis are typically associated with an intermediary. The Distributor and its affiliates may fund this compensation from various sources, including any sales charge and/or Rule 12b-1 fee that the shareholder or the Funds pay to the Distributor. Individual Financial Professionals may generally receive some or all of the amounts paid to the intermediary with which he or she is associated.

The Distributor and/or its affiliates provide services to and/or funding vehicles for retirement plans. The Distributor and its affiliates may pay a bonus or other consideration or incentive to dealers if a participant in such a retirement plan establishes a rollover individual retirement account with the assistance of a registered representative of an affiliate of
Distributor, if the dealer sold the funding vehicle the retirement plan utilizes or based on the dealer's relationship to the retirement plan. The dealer may pay to its Financial Professionals some or all of the amounts the Distributor pays to the dealer.

The Distributor and its affiliates may, from time-to-time, at its expense or through use of amounts it receives from the
Fund through Rule 12b-1 fees, pay a bonus or other consideration or incentive to dealers who have sold or may sell significant amounts of shares. Any such bonus or incentive program will not change the price paid by investors for the purchase of the Funds' shares or the amount that any particular Fund receives as the proceeds from such sales. In addition, the Distributor and its affiliates may provide financial support to dealers that sell shares of the Funds. This support is based primarily on the amount of sales of fund shares and/or total assets in the Funds. The amount of support may be affected by total sales; net sales; levels of redemptions; the dealers' support of, and participation in,
Distributor's marketing programs and the extent of a dealer's marketing programs relating to the Funds. Financial support to dealers may be made from payments from resources of Distributor or its affiliates, from its retention of underwriting concessions and from Rule 12b-1 fees. For more information, see the Statement of Additional
Information (SAI). The amounts paid to intermediaries vary by share class and may vary by fund.

If one mutual fund sponsor pays more compensation than another, your Financial Professional and his or her intermediary may have an incentive to recommend one fund complex over another. Similarly, if your Financial
Professional or his or her intermediary receives more compensation for one fund or share class versus another, then they may have an incentive to recommend that fund or share class.

Financial Professionals who deal with investors on an individual basis are typically associated with an intermediary.
Financial Professionals may receive some or all of the amounts paid to the intermediary with which he or she is associated. You can ask your Financial Professional for information about any payments he or she or the intermediary receives from the Distributor, its affiliates or the Fund and any services provided.

Please speak with your Financial Professional to learn more about the total amounts paid to your Financial
Professional and his or her intermediary by the Funds, the Distributor and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also carefully review disclosures made by your Financial
Professional at the time of purchase.

Your intermediary may charge fees and commissions, including processing fees, in addition to those described in this prospectus. The amount and applicability of any such fee is determined and disclosed separately by the intermediary.
You should ask your Financial Professional for information about any fees and/or commissions that are charged.

THE COSTS OF INVESTING

Fees and Expenses of the Funds
The Class J shares of the Funds are sold without a front-end sales charge. There is no sales charge on shares purchased with reinvested dividends or other distributions.

One-time Fees
• If you sell your Class J shares within 18 months of purchase, a contingent deferred sales charge (CDSC) may be imposed on the shares sold. The CDSC, if any, is determined by multiplying by 1.00% the lesser of the market value at the time of redemption or the initial purchase price of the shares sold.
• The CDSC is waived on shares:
• redeemed that were purchased pursuant to the Small Amount Force Out program (SAFO);
• redeemed within 90 days after an account is re-registered due to a shareholder's death; or
• redeemed due to a shareholder's disability (as defined in the Internal Revenue Code) provided the shares were purchased prior to the disability;
• redeemed from retirement plans to satisfy minimum distribution rules under the Internal Revenue Code;
• sold using a systematic withdrawal plan (up to 1% per month (measured cumulatively with respect to non-
monthly plans) of the value of the Fund account at the time, and beginning on the date, the systematic withdrawal plan is established);
• that were redeemed from retirement plans to satisfy excess contribution rules under the Internal Revenue
Code; or
• of the Money Market Fund redeemed within 30 days of initial purchase if the redemption proceeds are transferred to another Principal IRA, defined as either a fixed or variable annuity issued by Principal Life
Insurance Company to fund an IRA, a Principal Bank IRA product, or a WRAP account IRA sponsored by
Princor Financial Services Corporation.
• An excessive trading fee (see “Frequent Purchases and Redemptions”) of 1.00% is charged on redemptions or exchanges of $30,000 or more if the shares were purchased within 30 days of the redemption or exchanges. The fee does not apply to redemptions from the Money Market Fund or to redemptions made: through a systematic withdrawal plan; due to a shareholder's death or disability (as defined in the Internal Revenue Code); or to satisfy minimum distribution rules imposed by the Internal Revenue Code. The fee is calculated as a percentage of market value of the shares redeemed or exchanged at the time of the shares' redemption.

Ongoing Fees
Ongoing fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the
Funds.

Each Principal LifeTime Fund and SAM Portfolio, as a shareholder in the underlying fund, bears its pro rata share of the operating expenses incurred by each underlying fund. The investment return of each Principal LifeTime Fund and
SAM Portfolio is net of the underlying funds' operating expenses.

Each of the Funds pays ongoing fees to Principal and others who provide services to the Fund. These fees include:
• Management Fee - Through the Management Agreement with the Fund, Principal has agreed to provide investment advisory services and corporate administrative services to the Funds.
• Distribution Fee - Each of the Funds has adopted a distribution plan under Rule 12b-1 of the Investment Company
Act of 1940 for its Class J shares. Under the plan, the Class J shares of each Fund pays a distribution fee based on the average daily net asset value (NAV) of the Fund. These fees pay distribution and other expenses for the sale of
Fund shares and for services provided to shareholders. Because they are ongoing fees, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.
• Transfer Agent Fee - Principal Shareholder Services, Inc. (“PSS”) has entered into a Transfer Agency Agreement with the Fund under which PSS provides transfer agent services to the Class J shares of the Fund. These services are currently provided at cost.
• Acquired Fund Fees and Expenses - fees and expenses charged by other investment companies in which a Fund invests a portion of its assets.

Class J shares of the Funds also pay expenses of registering and qualifying shares for sale, the cost of producing and distributing reports and prospectuses to Class J shareholders, the cost of shareholder meetings held solely for Class J shares, and other operating expenses of the Fund.

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS

Each Fund’s investment objective is described in the summary description of each Fund. The Board of Directors may change a Fund’s objective or the investment strategies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to the Fund’s investment objective or investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will meet its objective.

Each Fund is designed to be a portion of an investor's portfolio. None of the Funds is intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions. Each Fund is subject to Underlying Fund Risk to the extent that a fund of funds in the Fund. It is possible to lose money by investing in the Funds.

The information in the remainder of this section does not apply directly to the Principal LifeTime Funds or the Strategic
Asset Management (“SAM”) Portfolios, except to the extent the Principal LifeTime Funds or SAM Portfolios invest in securities other than shares of the Underlying Funds. The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.

Securities and Investment Practices
Market Volatility. The value of a fund’s portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights, (a right is an offering of common stock to investors who currently own shares which entitle them to buy subsequent issues at a discount from the offering price), and warrants (a warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price) Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs.
The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors (some examples include investment grade corporate bonds, mortgage-backed securities, U.S. government securities and asset-backed securities). The issuer generally pays the investor a fixed, variable, or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

Interest Rate Changes. Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.

Credit Risk. Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or “junk” bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.

Credit and Counterparty Risk. Each of the Funds is subject to the risk that the issuer or guarantor of a fixed-income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Liquidity Risk. A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Securities Lending Risk. To earn additional income, each Fund may lend portfolio securities to approved financial institutions. Risks of such a practice include the possibility that a financial institution becomes insolvent, increasing the likelihood that the Fund will be unable to recover the loaned security or its value. Further, the cash collateral received by the Fund in connection with such a loan may be invested in a security that subsequently loses value.

Repurchase Agreements and Loaned Securities
Although not a principal investment strategy, each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association, or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date.
Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security.
In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with parties a Sub-Advisor deems creditworthy
(those that are large, well-capitalized and well-established financial institutions). In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.

Each of the Funds may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions. These transactions involve a risk of loss to the Fund if the counterparty should fail to return such securities to the Fund upon demand or if the counterparty's collateral invested by the Fund declines in value as a result of the investment losses.

Bank Loans (also known as Senior Floating Rate Interests)
Some of the funds invest in bank loans. Bank loans hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured by specific collateral, and have a claim on the assets and/or stock of the
Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Bank loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the bank loan. Bank loans are rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower's obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Bank loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered
Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Bank loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentive for the Borrower to repay, prepayments of senior floating rate interests may occur.

Currency Contracts
A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss.
These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.

Forward Commitments
Although not a principal investment strategy, each of the Funds may enter into forward commitment agreements.
These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of the Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

Warrants
Each of the Funds may invest in warrants though none of the Funds use such investments as a principal investment strategy. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

Real Estate Investment Trusts
The Funds, except the Money Market Fund, may invest in real estate investment trust securities, herein referred to as
“REITs.” In addition, the Real Estate Securities Fund typically invests a significant portion of its net assets in REITs.
REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the
REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. As an investor in a REIT, the Fund will be subject to the REIT's expenses, including management fees, and will remain subject to the Fund's advisory fees with respect to the assets so invested. REITs are also subject to the possibilities of failing to qualify for the special tax treatment accorded REITs under the Internal Revenue Code, and failing to maintain their exemptions from registration under the 1940 Act.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities.

High Yield Securities
The Bond & Mortgage Securities, Income, Inflation Protection, and Short-Term Bond Funds may invest in debt securities rated BB or lower by S&P or Ba or lower by Moody's or, if not rated, determined to be of equivalent quality by Principal or the Sub-Advisor. Such securities are sometimes referred to as high yield or “junk bonds” and are considered speculative. Each of the Principal LifeTime Funds and Strategic Asset Management Portfolios may invest in underlying funds that may invest in such securities.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.

The secondary market on which high yield bonds are traded may be less liquid than the market for higher- grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.

The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Sub-Advisor thinks it is in the best interest of shareholders.

Municipal Obligations and AMT-Subject Bonds
The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. General obligation bonds are secured by the issuer’s pledge of its full faith and credit, with either limited or unlimited taxing power for the payment of principal and interest. Revenue bonds are not supported by the issuer’s full taxing authority. Generally, they are payable only from the revenues of a particular facility, a class of facilities, or the proceeds of another specific revenue source.

“AMT-subject bonds” are municipal obligations issued to finance certain “private activities,” such as bonds used to finance airports, housing projects, student loan programs, and water and sewer projects. Interest on AMT-subject bonds is an item of tax preference for purposes of the federal individual alternative minimum tax (“AMT”) and will also give rise to corporate alternative minimum taxes. See “Tax Considerations” for a discussion of the tax consequences of investing in the Funds.

Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect upon the ability of the Fund to purchase sufficient amounts of tax-exempt securities.

Initial Public Offerings ("IPOs")
Certain of the Funds may invest in IPOs. An IPO is a company's first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.

When a Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders.

Derivatives
To the extent permitted by its investment objectives and policies, each of the Funds (except Money Market) may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices, or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The Funds may enter into put or call options, futures contracts, options on futures contracts, over-the-counter swap contracts (e.g., interest rate swaps, total return swaps, and credit default swaps), and forward currency contracts for both hedging and non-hedging purposes.

Generally, no Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund or the reference currency relates to an eligible investment for the Fund.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:
• the risk that the underlying security, interest rate, market index, or other financial asset will not move in the direction the Sub-Advisor anticipated;
• the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
• the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and
• the counterparty may fail to perform its obligations.

Exchange Traded Funds (ETFs)
These are a type of index or actively managed fund bought and sold on a securities exchange. An ETF trades like common stock. Shares in an index ETF represent an interest in a fixed portfolio of securities designed to track a particular market index. The Funds could purchase shares issued by an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although ETFs have management fees that increase their costs. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.

Convertible Securities
Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.

Preferred Securities
Preferred securities generally pay fixed rate dividends (though some are adjustable rate) and typically have
“preference” over common stock in the payment of dividends and the liquidation of a company’s assets - preference means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders’ claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed income securities - the fixed-income payments are expected to be the primary source of long-term investment return.
Preferred securities share many investment characteristics with bonds; therefore, the risks and potential rewards of investing in the Fund are more similar to those associated with a bond fund than a stock fund.

Foreign Investing
As a principal investment strategy, the Diversified International, International Emerging Markets and International
Growth Funds may invest Fund assets in securities of foreign companies. The other Funds may invest in securities of foreign companies but not as a principal investment strategy. For the purpose of this restriction, foreign companies are:
• companies with their principal place of business or principal office outside the U.S. or
• companies for which the principal securities trading market is outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on
U.S. exchanges.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a
Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments.
Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, or currency convertibility or exchange rates could result in investment losses for a Fund.
Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.

Investments in companies of developing (also called “emerging”) countries are subject to higher risks than investments in companies in more developed countries. These risks include:
• increased social, political, and economic instability;
• a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;

• lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
• foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
• relatively new capital market structure or market-oriented economy;
• the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
• restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
• possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial and, in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Small and Medium Capitalization Companies
The Funds may invest in securities of companies with small- or mid-sized market capitalizations. The Bond &
Mortgage Securities, High Quality Intermediate-Term Bond, Income, Inflation Protection, LargeCap Blend I, LargeCap
Blend II, LargeCap Growth, LargeCap Growth I, LargeCap Growth II, LargeCap S&P 500 Index, LargeCap Value,
LargeCap Value III, Money Market, Preferred Securities, Real Estate Securities, and Short-Term Bond Funds may
hold securities of small and medium capitalization companies but not as a principal investment strategy. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations)
than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.

Master Limited Partnerships
Certain Funds invest in master limited partnerships (“MLPs”). MLPs tend to pay relatively higher distributions than other types of companies. The amount of cash that each individual MLP can distribute to its partners will depend on the amount of cash it generates from operations, which will vary from quarter to quarter depending on factors affecting the market generally and on factors affecting the particular business lines of the MLP. Available cash will also depend on the MLPs' level of operating costs (including incentive distributions to the general partner), level of capital expenditures, debt service requirements, acquisition costs (if any), fluctuations in working capital needs and other factors. The benefit derived from investment in MLPs depends largely on the MLPs being treated as partnerships for federal income tax purposes. As a partnership, an MLP has no federal income tax liability at the entity level. If, as a result of a change in current law or a change in an MLP's business, an MLP were treated as a corporation for federal income tax purposes, the MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution would be reduced and the distributions received might be taxed entirely as dividend income.

Royalty Trusts. A royalty trust generally acquires an interest in natural resource or chemical companies and distributes the income it receives to its investors. A sustained decline in demand for natural resource and related products could adversely affect royalty trust revenues and cash flows. Such a decline could result from a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand. Rising interest rates could adversely impact the performance, and limit the capital appreciation, of royalty trusts because of the increased availability of alternative investments at more competitive yields. Fund shareholders will indirectly bear their proportionate share of the royalty trusts' expenses.

Temporary Defensive Measures
From time to time, as part of its investment strategy, each Fund (other than the Money Market Fund which may invest in high-quality money market securities at any time) may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent that the
Fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective.
For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, the Fund may fail to achieve its investment objective.

Fund of Funds
The performance and risks of each Principal LifeTime Fund and Strategic Asset Management ("SAM") Portfolio
directly corresponds to the performance and risks of the underlying funds in which the Fund or Portfolio invests. By investing in many underlying funds, the Principal LifeTime Funds and the SAM Portfolios have partial exposure to the risks of many different areas of the market. The more a Principal LifeTime Fund or SAM Portfolio allocates to stock funds, the greater the expected risk. Funds of funds can be subject to payment in kind liquidity risk: If an underlying fund pays a redemption request by the Fund wholly or partly by a distribution-in-kind of portfolio securities rather than in cash, the Fund may hold such portfolio securities until its subadvisor determines that it is appropriate to dispose of them.

Each Principal LifeTime Fund and SAM Portfolio indirectly bears its pro-rata share of the expenses of the Underlying
Funds in which it invests, as well as directly incurring expenses. Therefore, investment in a Principal LifeTime Fund or
SAM Portfolio may be more costly than investing directly in shares of the Underlying Funds.

If you are considering investing in a Principal LifeTime Fund, you should take into account your estimated retirement date and risk tolerance. In general, each Principal LifeTime Fund is managed with the assumption that the investor will invest in a Principal LifeTime Fund whose stated date is closest to the date the shareholder retires. Choosing a Fund targeting an earlier date represents a more conservative choice; targeting a Fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the Fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal.
Investors should realize that the Principal LifeTime Funds are not a complete solution to their retirement needs.
Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.

Portfolio Turnover
“Portfolio Turnover” is the term used in the industry for measuring the amount of trading that occurs in a fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year. Funds that engage in active trading may have high portfolio turnover rates.

Funds with high turnover rates (more than 100%) often have higher transaction costs (that are paid by the Fund) which may lower the Fund’s performance and may generate short-term capital gains (on which taxes may be imposed even if no shares of the Fund are sold during the year). No turnover rate can be calculated for the Money Market Fund because of the short maturities of the securities in which it invests. Turnover rates for each of the other Funds may be found in the Fund's Financial Highlights table.

Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders. You should also be aware that the "total return" line in the Financial
Highlights section reflects portfolio turnover costs.

Management Risk. The Funds (except the Funds with "Index" in the name) are actively managed and prepared to invest in securities, sectors, or industries differently from the benchmark. For all Funds, if a sub-advisor's investment strategies do not perform as expected, the Fund could underperform other funds with similar investment objectives or lose money.

MANAGEMENT OF THE FUNDS

The Manager
Principal Management Corporation ("Principal") serves as the manager for the Fund. Through the Management
Agreement with the Fund, Principal provides investment advisory services and certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969.
Principal's address is Principal Financial Group, Des Moines, Iowa 50392.

On or about July 1, 2009, Principal will provide investment advisory services with respect to 10-40% of the assets of the following Funds: LargeCap Blend Fund II, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap Value
Fund III, MidCap Growth Fund III, MidCap Value Fund I, SmallCap Growth Fund I, SmallCap Growth Fund II, and
SmallCap Value Fund II. The remaining assets in each of these Funds will be managed by the sub-advisor(s) named in the prospectus.

Principal will provide these investment advisory services through a portfolio manager who will function as a co-
employee of Principal and Principal Global Investors, LLC (“PGI”) under an investment service agreement. Through the agreement, the portfolio manager will have access to PGI's equity management processes, systems, staff, proprietary quantitative model, portfolio construction disciplines, experienced portfolio management, and quantitative research staff. This portfolio manager will also have access to PGI's trading staff and trade execution capabilities along with PGI's order management system, pre- and post-trade compliance system, portfolio accounting system and performance attribution and risk management system. Mariateresa Monaco is the lead portfolio manager for the 10-
40% of the assets to which Principal will provide investment advisory services

Mariateresa Monaco. Ms. Monaco has worked as a portfolio manager for Principal since 2009. Previously, she worked as a portfolio manager for Principal Global Investors, LLC, where she worked as a portfolio manager since
2005. Prior to that, Ms. Monaco worked for Fidelity Management and Research. She earned a Master’s degree in
Electrical Engineering from Politecnico di Torino, Italy, a Master’s degree in Electrical Engineering from Northeastern
University, and an MBA from the Sloan School of Management at the Massachusetts Institute of Technology.

Principal provides a substantial part of the investment advisory services to each of the Principal LifeTime Funds directly, while engaging PGI as a sub-advisor to provide asset allocation services to the Funds. The portfolio managers appointed by Principal for each Principal LifeTime Fund are James Fennessey, Michael P. Finnegan, and
Randy L. Welch. The Portfolio managers appointed by PGI for each Principal LifeTime Fund are David M. Blake, Tim
Dunbar, and Dirk Laschanzky. Messrs. Fennessey, Finnegan, Welch, Blake, Dunbar, and Laschanzky share day-to-
day management of the Principal LifeTime Funds according to their respective responsibilities which are described as follows.

On behalf of PGI, Messrs. Blake, Dunbar, and Laschanzky develop, implement, and monitor the Fund's strategic or long-term asset class targets and target ranges. On behalf of Principal, Messrs. Fennessey, Finnegan, and Welch implement the strategic asset allocation Messrs. Blake, Dunbar, and Laschanzky set, operating as a team, sharing authority and responsibility for research with no limitation on the authority of one portfolio manager in relation to another.

James Fennessey, CFA. Mr. Fennessey is a Vice President of Principal Management Corporation. Mr. Fennessey
joined the Principal Financial Group in 2000. He is the Head of the Manager Research Team that is responsible for analyzing, interpreting and coordinating investment performance data and evaluation of the investment managers under the due diligence program that monitors investment managers used by the Principal Funds. Mr. Fennessey graduated from Truman State University with a BS in Business Administration, with an emphasis in Finance, and a minor in Economics. He has earned the right to use the Chartered Financial Analyst designation. He has had responsibility for the Principal LifeTime 2010, 2020, 2030, 2040, 2050, and Strategic Income Funds since 2007.

Michael P. Finnegan, CFA. Mr. Finnegan is Chief Investment Officer for Principal Management Corporation. Mr.
Finnegan joined the Principal Financial Group in May of 2001 and leads the Investment Services group. As head of
Investment Services, Mr. Finnegan is primarily responsible for developing and implementing Principal's investment and product development strategies. Prior to joining Principal, Mr. Finnegan worked for Wilshire Associates' consulting division providing investment consulting and client service to large institutional clients. Mr. Finnegan has earned the right to use the Chartered Financial Analyst designation and is a member of the ICFA and the Iowa Society of
Financial Analysts. He received an M.A. in Finance from the University of Iowa and a B.B.A. in Finance from Iowa
State University. He has had responsibility for the Principal LifeTime 2010, 2020, 2030, 2040, 2050, and Strategic
Income Funds since 2007.

Randy L. Welch. Mr. Welch is a Vice President of Principal Management Corporation. Mr. Welch joined the Principal
Financial Group in 1989 and oversees the functions of the Investment Services group, which includes investment manager research, investment consulting, performance analysis, and investment communication. He is also responsible for the due diligence program that monitors investment managers used by the Principal Funds. Mr. Welch is an affiliate member of the Chartered Financial Analysts (CFA) Institute. Mr. Welch earned his undergraduate degree from Grand View College and an MBA from Drake University. He has had responsibility for the Principal LifeTime
2010, 2020, 2030, 2040, 2050, and Strategic Income Funds since 2007.

Cash Management Program
Each fund has cash available in its portfolios to meet redemption requests and to pay expenses. Additionally, funds receive cash flows when shareholders purchase shares. Principal will invest the cash, which comprises a very small portion of the funds' portfolios, in money market investments and in stock index futures contracts based on the Fund's market cap to gain exposure to the market. Stock index futures provide returns similar to those of common stocks.
Principal believes that, over the long term, this strategy will enhance the investment performance of the Funds.
Principal has implemented a cash management program for the following Funds: LargeCap Blend I, LargeCap Blend
II, LargeCap Growth I, LargeCap Growth II, LargeCap Value III, MidCap Growth III, MidCap Value I, SmallCap Growth
I, SmallCap Growth II, and SmallCap Value Fund II.

The Sub-Advisors
Principal has signed contracts with various Sub-Advisors. Under the sub-advisory agreements, the Sub-Advisor agrees to assume the obligations of Principal to provide investment advisory services to the portion of the assets for a specific Fund allocated to it by Principal. For these services, Principal pays the Sub-Advisor a fee.

Principal or the Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund’s investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

Several of the Funds have multiple Sub-Advisors. For those Funds, a team at Principal, consisting of Jessica Bush,
James Fennessey, and Randy Welch, determines the portion of the Fund’s assets each Sub-Advisor will manage and may, from time-to-time, reallocate Fund assets between the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification,

volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-
Advisor’s firm or investment professionals or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

Jessica S. Bush, CFA. Ms. Bush joined the Principal Financial Group in 2006. Prior to joining the Principal Financial
Group she spent over three years at Putnam Investments. She is a member of the Manager Research Team that is responsible for analyzing, interpreting and coordinating investment performance data and evaluation of the sub-
advisors under the due diligence program that monitors investment managers used by the Principal Funds. Ms. Bush earned a Bachelors degree in Business Administration from the University of Michigan. She has earned the right to use the Chartered Financial Analyst designation.

The Fund summaries identified the portfolio managers and the funds they manage. Additional information about the portfolio managers follows. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Fund.

Sub-Advisor: AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, NY 10105,
was founded in 1971 as an independent investment advisor registered with the SEC

The portfolio managers listed below for the SmallCap Growth Fund I operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

The management of, and investment decisions for, the LargeCap Value Fund III portfolio are currently made by the
North American Investment Policy Group. Joseph G. Paul, David Yuen, Marilyn G. Fedak, Christopher W. Marx, and
John D. Phillips are the persons with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

Bruce K. Aronow has been with AllianceBernstein since 1999. He earned a BA in Philosophy and Economics from
Colgate University. Mr. Aronow has earned the right to use the Chartered Financial Analyst designation.

Marilyn G. Fedak has been with AllianceBernstein since 1984. She earned a BA from Smith College and an MBA from Harvard University. Ms. Fedak has earned the right to use the Chartered Financial Analyst designation.

Michael W. Doherty has been with AllianceBernstein since 1999. He has worked in the investment field since 1983.

N. Kumar Kirpalani has been with AllianceBernstein since 1999, He earned a BTech from the Indian Institute of
Technology and an MBA from the University of Chicago. Mr. Kirpalani has earned the right to use the Chartered
Financial Analyst designation.

Samantha S. Lau has been with AllianceBernstein since 1999. She earned a BS in Finance and Accounting from the
Wharton School of the University of Pennsylvania. She has earned the right to use the Chartered Financial Analyst designation.

Christopher W. Marx has been with AllianceBernstein since 1997. He earned an AB in Economics from Harvard, and an MBA from the Stanford Graduate School of Business.

Joseph Gerard Paul has been with AllianceBernstein since 1987. He earned a BS from the University of Arizona and an MS from the Sloan School of Management of the Massachusetts Institute of Technology.

John D. Phillips, Jr. has been with AllianceBernstein since 1994. He earned a BA from Hamilton College and an
MBA from Harvard University. Mr. Phillips has also earned the right to use the Chartered Financial Analyst designation.

Wen-Tse Tseng has been with AllianceBernstein since 2006. Prior to joining the firm, he spent four years as the healthcare portfolio manager for the small-cap growth team at William D. Witter (the same team had previously managed assets for Weiss, Peck & Greer). He earned a BS from National Taiwan University, an MS in Molecular
Genetics and Microbiology from Robert Wood Johnson Medical School-University of Medicine and Dentistry of New
Jersey, and an MBA from Graziadio School of Business and Management at Pepperdine University.

David Yuen has been with AllianceBernstein since 1998. He earned a BS in Operations Research from Columbia
University School of Engineering.

Sub-Advisor: American Century Investment Management, Inc. (“American Century”), American Century Tower,
4500 Main Street, Kansas City, MO 64111, was founded in 1958 and is a wholly owned subsidiary of
American Century Companies, Inc.

The portfolio managers on the investment team are jointly and primarily responsible for the day-to-day management of the Fund.

Prescott LeGard has been with American Century since 1999. He earned BA degree in Economics from DePauw
University. Mr. LeGard has earned the right to use the Chartered Financial Analyst designation.

Gregory J. Woodhams has been with American Century since 1997. He earned a Bachelor’s degree in Economics from Rice University and a Master’s degree in Economics from the University of Wisconsin at Madison. Mr.
Woodhams has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Barrow, Hanley, Mewhinney & Strauss (“BHMS”), 2200 Ross Avenue, 31st Floor, Dallas, Texas
75201, is an investment advisory firm that was founded in 1979 and is a wholly owned subsidiary of Old
Mutual Asset Managers (US) LLC, which is a wholly owned subsidiary of Old Mutual plc.

James P. Barrow has been with BHMS since 1979. He earned a BS from the University of South Carolina.

Mark Giambrone has been with BHMS since 1998. He is a CPA and earned a BS in Accounting from Indiana
University and an MBA from the University of Chicago.

Sub-Advisor: BlackRock Financial Management, Inc. (BlackRock”), 40 East 52nd Street, New York, New York
10022, a wholly-owned subsidiary of BlackRock, Holdco 2, Inc., which is a wholly owned subsidiary of
BlackRock, Inc., as a registered investment advisor under the Advisers Act.

BlackRock applies a team approach to portfolio management of the Inflation Protection Fund.

Adam Bowman has been with BlackRock since 2005. Prior to joining BlackRock in 2005 he spent two years as an
Analyst with Macroeconomic Advisers in the Monetary Policy Insights division. He earned a BA in Economics from the
Miami University of Ohio.

Stuart Spodek has been with BlackRock since 1993. He earned a BS in Engineering from Princeton University.

Brian Weinstein has been with BlackRock since 2000. He earned a BA degree in History from the University of
Pennsylvania.

Sub-Advisor: Brown Investment Advisory Incorporated (“Brown”), 901 South Bond Street, Suite 400, Baltimore,
Maryland 21231, incorporated in 1995, is a wholly-owned subsidiary of Brown Investment Advisory &
Trust Company, which is a wholly-owned subsidiary of Brown Advisory Holdings Incorporated.

Kenneth M. Stuzin has been with Brown since 1996. He earned a BA and an MBA from Columbia University. Mr.
Stuzin has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: ClearBridge Advisors, LLC (“ClearBridge”), 620 8th Avenue, New York, NY 10018, formed in 2005, is a wholly-owned subsidiary of Legg Mason, Inc.

Michael Kagan is lead portfolio manager for the mandate, along with Scott Glasser. As portfolio managers, they are aware of any and all activity in the portfolio, and share full authority for all purchase and sell decisions.

Scott Glasser joined ClearBridge in 2005 in connection with the Legg Mason/Citigroup transaction. Previously, Mr.
Glasser was a Managing Director of Citigroup Global Markets, Inc. and served as a Portfolio Manager at Smith Barney
Asset Management. He earned a BA from Middlebury College and an MBA from Pennsylvania State University.

Michael Kagan joined ClearBridge in 2005 in connection with the Legg Mason/Citigroup transaction. Previously, Mr.
Kagan was a Managing Director of Citigroup Global Markets, Inc. and served as a Portfolio Manager at Salomon
Brothers Asset Management. He earned a BA from Harvard College.

Sub-Advisor: Columbus Circle Investors (“CCI”), Metro Center, One Station Place, Stamford, CT 06902, founded in 1975, is an affiliate of PGI and a member of the Principal Financial Group.

For the LargeCap Growth Fund, Anthony Rizza is the lead portfolio manager, and Thomas J. Bisighini has responsibility for research and supports Mr. Rizza on the day-to-day management of the Fund.

For the MidCap Growth Fund, Clifford G. Fox is the lead portfolio manager and Michael Iacono is the assistant portfolio manager. Mr. Fox has the final decision making authority, but relies on Mr. Iacono as the analyst and researcher for stock ideas. Additionally, Mr. Iacono has the authority to execute trades in Mr. Fox’s absence.

Thomas J. Bisighini has been with CCI since 2004. He earned a BS from Bentley College and an MBA in Finance from Fordham University. Mr. Bisighini has earned the right to use the Chartered Financial Analyst designation.

Clifford G. Fox has been with CCI since 1992. He earned an MBA from the Stern School of Business, New York
University and a BS from the Wharton School, University of Pennsylvania. Mr. Fox has earned the right to use the
Chartered Financial Analyst designation.

Michael Iacono has been with CCI since 1997. He earned a BS from Boston College. Mr. Iacono is a Certified Public
Accountant and has earned the right to use the Chartered Financial Analyst designation.

Anthony Rizza has been with CCI since 1991. He earned a BS in Business from the University of Connecticut.
Mr. Rizza has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Dimensional Fund Advisors LP (“Dimensional”), 1299 Ocean Avenue, Santa Monica, CA 90401, is
a registered investment advisor organized in 1981.

Stephen A. Clark has been with Dimensional since 2001. He earned a BS from Bradley University and an MBA from the University of Chicago.

Sub-Advisor: Edge Asset Management, Inc. (“Edge”), 601 Union Street, Suite 2200, Seattle, WA 98101-1377, is
an affiliate of Principal and a member of the Principal Financial Group. Edge has been in the business of investment management since 1944.

When more than one portfolio manager is identified as being responsible for the day-to-day portfolio management, the portfolio managers operate as a team, sharing authority, with no limitation on the authority of one portfolio manager in relation to another.

Charlie Averill will become a portfolio manager on January 1, 2010. Presently, he is a senior quantitative analyst and has worked at Edge since 1990. He earned a Bachelor’s degree in Economics from Reed College and a Master’s degree in Economics from Princeton University. Mr. Averill has earned the right to use the Chartered Financial
Analyst designation.

Jill Cuniff, President of Edge, will also become a portfolio manager on January 1, 2010. Prior to becoming the
President of Edge, Ms. Cuniff was the President of Morley Financial. She earned a Bachelor’s degree in Business
Finance from Montana State University.

John R. Friedl has been with Edge since 1998. He earned a BA in Communications and History from the University of
Washington and a Master's degree in Finance from Seattle University. Mr. Friedl has earned the right to use the
Chartered Financial Analyst designation.

Todd Jablonski has been with Edge since January 1, 2010. Previously, he was an Executive Director and Portfolio
manager at UBS. Prior to that, he was the lead portfolio manager of US large cap strategies at Credit Suisse Asset
Management. He earned a Bachelors degree in Economics from the University of Virginia and an MBA with an emphasis in Quantitative Finance from New York University's Stern School of Business. Mr. Jablonski has earned the right to use the Chartered Financial Analyst designation.

Dirk Laschanzky has been with Edge since 2009. He earned a BA and an MBA, both in Finance, from the University of Iowa. Mr. Laschanzky has earned the right to use the Chartered Financial Analyst designation.

Scott Peterson has been with Edge since 2003. He earned a Bachelor’s degree in Mathematics from Brigham Young
University and an MBA from New York University’s Stern School of Business Mr. Peterson has earned the right to use the Chartered Financial Analyst Designation.

Sub-Advisor: Emerald Advisers, Inc. (“Emerald”), 1703 Oregon Pike Road, Suite 101, Lancaster, PA 17601, is a
wholly owned subsidiary of Emerald Asset Management incorporated in 1991.

The portfolio managers work as a team. Each person has the authority to make buy and sell decisions for the portfolio.
Each also has sector-specific research responsibilities as well.

Joseph W. Garner has been with Emerald since 1994. He earned a BA in Economics from Millersville University and an MBA from the Katz Graduate School of Business, University of Pittsburgh.

Peter J. Niedland has been with Emerald since 2009. Before joining Emerald, he was co-founder and portfolio manager for NS Investment Partners, LLC. Prior thereto, he served as research analyst and portfolio manager at
Liberty Ridge Capital. Mr. Niedland earned a BS in Business Administration from the University of Richmond. He has also earned the right to use the Chartered Financial Analyst designation.

Kenneth G. Mertz II has been with Emerald since 1992. He earned a BA in Economics from Millersville University. Mr.
Mertz has earned the right to use the Chartered Financial Analyst designation.

Stacey L. Sears has been with Emerald since 1991. She earned a BS in Business Administration from Millersville
University and an MBA from Villanova University.

Sub-Advisor: Essex Investment Management Company, LLC (“Essex”), 125 High Street, 29th Floor, Boston, MA
02110, is a Boston-based management firm which specializes in growth equity investments.

Nancy B. Prial has been with Essex since 2004. She earned a BS in Electrical Engineering and a BA in Mathematics
from Bucknell University. She also earned an MBA from Harvard Business School. Ms. Prial has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Goldman Sachs Asset Management, L.P. (“GSAM”), 2 Old Slip, New York, NY 10005, has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman, Sachs &
Co.

The day-to-day portfolio management is shared by multiple portfolio managers. In each such case, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Andrew Alford has been with GSAM since 1998. He earned a BS in Information and computer Science from the
University of California at Irvine and an MBA and Ph.D. from the Booth Graduate School of Business at the University of Chicago.

Dolores Bamford has been with GSAM since 2002. She earned a BA from Wellesley College and an MS from MIT
Sloan School of Management. Ms. Bamford has earned the right to use the Chartered Financial Analyst designation.

Andrew Braun has been with GSAM since 1993. He earned a A in Economics from Harvard University and an MBA in Finance and Economics from the Stern School of Business at New York University.

Scott Carroll has been with GSAM since 2002. He earned a BS in Accounting from Northern Illinois University and an
MBA from the University of Chicago Graduate School of Business. Mr. Carroll as earned the right to use the Chartered
Financial Analyst designation.

Kent Daniel has been with GSAM since 2004. He earned a BS from the California Institute of Technology and an
MBA and Ph.D. from UCLA.

Katinka Domotorffy has been with GSAM since 1998. She earned an BS from the University of Pennsylvania and an
MS in Finance from the London School of Economics. Ms. Domotorffy has earned the right to use the Chartered
Financial Analyst designation.

Sean Gallagher has been with GSAM since 2000. He earned a BS in Finance from Drexel University and an MBA in
Finance and Accounting from Stern School of Business at New York University.

Sub-Advisor: Jacobs Levy Equity Management, Inc. (“Jacobs Levy”), 100 Campus Drive, P.O. Box 650, Florham
Park, NJ 07932-0650, founded in 1986, is an independent equity manager, focused exclusively on the management of U.S. equity portfolios for institutional clients.

Principals, Bruce Jacobs and Kenneth Levy, jointly manage all portfolios and direct all firm research, and have done so since the firm’s inception.

Bruce I. Jacobs co-founded Jacobs Levy in 1986. He earned a BA from Columbia College, an MS in Operations
Research and Computer Science from Columbia University, an MSIA from Carnegie Mellon University’s Graduate
School of Industrial Administration, and an MA in Applied Economics and a Ph.D. in Finance from the University of
Pennsylvania’s Wharton School.

Kenneth N. Levy co-founded Jacobs Levy in 1986. He earned a BA in Economics from Cornell University and an
MBA and an MA in Business Economics from the University of Pennsylvania’s Wharton School. Mr. Levy has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Los Angeles Capital Management and Equity Research, Inc. (“L.A. Capital”), 11150 Santa Monica
Boulevard, Suite 200, Los Angeles, CA 90025, is an independent, employee-owned firm.

The day-to-day portfolio management is shared by multiple portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

David R. Borger co-founded L.A. Capital in 2002. He earned a BA from the Wittenberg University and an MA and
MBA from the University of Michigan. Mr. Borger has earned the right to use the Chartered Financial Analyst designation.

Christine M. Kugler has been with L.A. Capital since it was founded in 2002. She earned a BA from the University of
California, Santa Barbara.

Stuart K. Matsuda co-founded L.A. Capital in 2002. He earned a BBA from the University of Hawaii and an MBA from
California State University Northridge.

Hal W. Reynolds co-founded L.A. Capital in 2002. He earned a BA from the University of Virginia and an MBA from the University of Pittsburgh. Mr. Reynolds has earned the right to use the Chartered Financial Analyst designation.

Thomas D. Stevens co-founded L.A. Capital in 2002. He earned a BBA and MBA from the University of Wisconsin.
Mr. Stevens has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Mellon Capital Management Corporation (“Mellon Capital”), 500 Grant Street, Suite 4200, One
Mellon Center, Pittsburgh, PA 15258. established in 1983, is an indirect wholly owned subsidiary of
Bank of New York Mellon Corporation.

Mellon’s investment process is driven by the expected returns generated by their alpha model. On a day-to-day basis individual portfolio managers have access to the updated output of our Composite Alpha Ranking (CAR), an information rich ranking of securities by expected return, produced by our research team. Portfolios are constructed using a quantitative optimization process that incorporates CAR as the primary return input to the process. Portfolio management decisions are made on a team basis and are accomplished on a regular basis at periodic portfolio rebalance meetings. Members of the team are continually monitoring the portfolio analyzing current holdings for significant changes in price, ranking, or other significant news about individual holdings. The team works closely with the trading desk to assess liquidity issues and to provide the trading team with the necessary background on the goals and issues involved with each trade. The team's decisions are systematically implemented across all accounts managed to the same benchmark, subject to the approval of the portfolio manager specifically assigned to each account, who must confirm that each trade fits within the specific policy guidelines of each account.

Ronald P. Gala has been with Mellon Capital since 1993. He earned a BS in Business Administration from Duquesne
University and an MBA in Finance from the University of Pittsburgh. Mr. Gala has earned the right to use the
Chartered Financial Analyst designation.

Adam T. Logan has been with Mellon Capital since 1999. He earned a BA in Finance from Westminster College and an MBA in Finance from the University of Pittsburgh. Mr. Logan has earned the right to use the Chartered Financial
Analyst designation.

Sub-Advisor: Montag & Caldwell, Inc. (“M&C”), 3455 Peachtree Rd., NE, Suite 1200, Atlanta, Georgia 30326, is a
registered investment adviser founded in 1945 which is a wholly-owned direct subsidiary of Fortis Bank
SA/NV.

Mr. Canakaris leads the M&C Investment Policy Group, which as a team has overall responsibility for the security selection process of the Firm’s Large Cap Growth strategy.

Mr. Maxwell is the primary portfolio manager. In addition to handling the day-to-day management of the portfolio, he also participates in the security selection process for the Firm’s Large Cap Growth strategy.

Mr. Markwalter is the back-up portfolio manager for the Fund. He assists with the day-to-day management of the portfolio, and also participates in security selection process for the Firm’s LargeCap Growth strategy.

Ronald Canakaris has been with M&C since 1972. He earned a BS and BA from the University of Florida. He has earned the right to use the Chartered Financial Analyst designation.

Charles E. Markwalter has been with M&C since 1998. He earned a BA from Dartmouth College. Mr. Markwalter has earned the right to use the Chartered Financial Analyst designation.

Grover C. Maxwell III has been with M&C since 1988. He earned a BA from The University of the South, an MBA from
Emory University. Mr. Maxwell has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Principal Global Investors, LLC (“PGI”), 801 Grand Avenue, Des Moines, IA 50392, is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group

As reflected in the list below, the day-to-day portfolio management, for some funds, is shared by multiple portfolio managers. In each such case, except where noted in the Management of the Funds section, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Michael Ade has been with PGI since 2001. He earned a Bachelor's degree in Finance from the University of
Wisconsin. Mr. Ade has earned the right to use the Chartered Financial Analyst designation.

William C. Armstrong has been with PGI since 1992. He earned a Bachelor’s degree from Kearney State College and a Master’s degree from the University of Iowa. Mr. Armstrong has earned the right to use the Chartered Financial
Analyst designation.

David M. Blake has been with PGI since 2000. He earned a Bachelor’s degree and an MBA from Saint Louis
University. Mr. Blake has earned the right to use the Chartered Financial Analyst designation.

Paul H. Blankenhagen has been with PGI since 1992. He earned a Bachelor’s degree in Finance from Iowa State
University and a Master’s degree from Drake University. Mr. Blankenhagen has earned the right to use the Chartered
Financial Analyst designation.

Juliet Cohn has been with PGI since 2003. She earned a Bachelor's degree in Mathematics from Trinity College,
Cambridge, England.

Craig Dawson has been with PGI since 1998. He earned a Bachelor’s degree in Finance and an MBA from the
University of Iowa. Mr. Dawson has earned the right to use the Chartered Financial Analyst designation.

Mihail Dobrinov has been with PGI since 2002. He earned an MBA in Finance from the University of Iowa and a law degree from Sofia University, Bulgaria. Mr. Dobrinov has earned the right to use the Chartered Financial Analyst designation. (Mr. Dobrinov does not provide legal services on behalf of any of the member companies of the Principal
Financial Group.)

Tim Dunbar has been with the Principal Financial Group since 1986. He earned a Bachelor's degree from Iowa State
University.

Arild Holm has been with PGI since 2002. He earned a Bachelor’s degree in Management Sciences from the
University of Manchester Institute of Science and Technology (England) and an MBA in Finance from the University of
Colorado. Mr. Holm has earned the right to use the Chartered Financial Analyst designation.

Christopher Ibach has been with PGI since 2002. He earned a Bachelor’s degree in Electrical Engineering and an
MBA in Finance from the University of Iowa. Mr. Ibach has earned the right to use the Chartered Financial Analyst designation.

Steven Larson, CFA. Mr. Larson, portfolio manager, joined PGI in 2001. He is responsible for co-managing PGI’s international growth portfolio as well as covering the utilities sector for core international portfolios. Mr. Larson earned a Bachelor’s degree from Drake University and an MBA in Finance from the University of Minnesota. He has earned the right to use the Chartered Financial Analyst designation.

Dirk Laschanzky has been with PGI since 1997. He earned a BA and an MBA, both in Finance, from the University of
Iowa. Mr. Laschanzky has earned the right to use the Chartered Financial Analyst designation.

Thomas Morabito has been with PGI since 2000. He earned a BA in Economics from State University of New York and an MBA in Finance from Northeastern University. Mr. Morabito has earned the right to use the Chartered Financial
Analyst designation.

K. William Nolin has been with PGI since 1994. He earned a Bachelor’s degree in Finance from the University of
Iowa and an MBA from the Yale School of Management. Mr. Nolin has earned the right to use the Chartered Financial
Analyst designation.

Phil Nordhus has been with PGI since 1990. He earned a Bachelor’s degree in Economics from Kansas State
University and an MBA from Drake University. Mr. Nordhus has earned the right to use the Chartered Financial
Analyst designation.

John Pihlblad has been with PGI since 2000. He earned a BA from Westminster College. Mr. Pihlblad has earned the right to use the Chartered Financial Analyst designation.

Tracy Reeg has been with PGI since 1993. She earned a Bachelor’s degree in Finance from the University of
Northern Iowa.

Michael L. Reynal has been with PGI since 2001. He earned a BA in History from Middlebury College, an MBA from the Amos Tuck School at Dartmouth College and an MA in History from Christ’s College at the University of
Cambridge.

Alice Robertson has been with the Principal Financial Group since 1990. She earned a Bachelor’s degree in
Economics from Northwestern University and a Master’s degree in Finance and Marketing from DePaul University.

Jeffrey A. Schwarte has been with PGI since 1993. He earned a Bachelor’s degree in Accounting from the University of Northern Iowa. Mr. Schwarte is a CPA and has earned the right to use the Chartered Financial Analyst designation.

Scott W. Smith has been with PGI since 1999. He earned a Bachelor’s degree in Finance from Iowa State University.

Timothy R. Warrick has been with PGI since 1990. He earned a Bachelor’s degree in Accounting and Economics from Simpson College and an MBA in Finance from Drake University. Mr. Warrick has earned the right to use the
Chartered Financial Analyst designation.

Sub-Advisor: Principal Real Estate Investors, LLC (“Principal - REI”), 801 Grand Avenue, Des Moines, IA 50392,
an indirect wholly owned subsidiary of Principal Life, an affiliate of Principal, and a member of the
Principal Financial Group, was founded in 2000.

As reflected in the list below, the day-to-day portfolio management, for some funds, is shared by multiple portfolio managers. In each such case, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Kelly Rush has been with the real estate investment area for the firm since 1987. He earned a Bachelor’s degree in
Finance and an MBA in Business Administration from the University of Iowa. Mr. Rush has earned the right to use the
Chartered Financial Analyst designation.

Sub-Advisor: Spectrum Asset Management, Inc. (“Spectrum”), 4 High Ridge Park, Stamford, CT 06905, founded in 1987, is an indirect subsidiary of Principal Life, an affiliate of PGI and a member of the Principal
Financial Group. Spectrum was founded in 1987.

The day-to day portfolio management is shared by two portfolio managers. In each such case, except where noted in the Management of the Funds section, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

L. Phillip Jacoby has been with Spectrum since 1995. He earned a BS in Finance from Boston University.

Mark A. Lieb founded Spectrum in 1987. He earned a BA in Economics from Central Connecticut State University and an MBA in Finance from the University of Hartford.

Sub-Advisor: T. Rowe Price Associates, Inc. (“T. Rowe Price”), 100 East Pratt Street, Baltimore, MD 21202, a
wholly owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company, has over
70 years of investment management experience.

Ms. Dopkin serves as a portfolio coordinator for the LargeCap Blend Fund II. Instead of making stock selection decisions, she is responsible for ensuring adherence to portfolio constraints and risk controls, along with managing inter-analyst activity. As the lead portfolio coordinator, Ms. Dopkin has ultimate accountability for the LargeCap Blend
Fund II.

Anna M. Dopkin has been with T. Rowe Price since 1996. She earned a BS from the Wharton School of the
University of Pennsylvania. Ms. Dopkin has earned the right to use the Chartered Financial Analyst designation.

Ann M. Holcomb has been with T. Rowe Price since 1996. She earned a BA in Mathematics from Goucher College and an MS in Finance from Loyola College. Ms. Holcomb has earned the right to use the Chartered Financial Analyst designation.

Robert W. Sharps has been with T. Rowe Price since 1997. He earned a BS in Accounting from Towson University and an MBA in Finance from the Wharton School, University of Pennsylvania. He has earned the right to use the
Chartered Financial Analyst designation and the Certified Public Accountant accreditation.

Sub-Advisor: Turner Investment Partners, Inc. (“Turner”), 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312,
formed in 1990, is an employee-owned investment management firm.

The day-to day portfolio management is shared by multiple portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Tara R. Hedlund has been with Turner since 2000. She earned a bachelor’s degree in Accountancy from Villanova
University. Ms. Hedlund has earned the right to use the Chartered Financial Analyst designation.

Christopher K. McHugh is a co-founder of Turner. He earned a BS in Accounting from Philadelphia University and an
MBA in Finance from St. Joseph’s University.

Jason D. Schrotberger has been with Turner since 2001. He earned a BA in Economics and an MBA in Finance from the University of Illinois. Mr. Schrotberger has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Vaughan Nelson Investment Management, LP (“Vaughan Nelson”), 600 Travis Street, Suite 6300,
Houston, Texas 77002, was founded in 1970 and is a wholly-owned affiliated under Natixis Global
Asset Management.

The day-to day portfolio management is shared by two portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Chris D. Wallis has been with Vaughan Nelson since 1999. He earned a BBA in Accounting from Baylor University and an MBA from Harvard Business School. Mr. Wallis has earned the right to use the Chartered Financial Analyst designation.

Scott J. Weber has been with Vaughan Nelson since 2003. He earned a BS in Natural Resources from The University of the South and an MBA from Tulane University. Mr. Weber has earned the right to use the Chartered Financial
Analyst designation.

Sub-Advisor: Westwood Management Corp. (“Westwood”), 200 Crescent Court, Suite 1200, Dallas, Texas
75201, a New York corporation formed in 1983, is a wholly owned subsidiary of Westwood Holdings
Group, Inc.

The day-to-day portfolio management is shared by a portfolio management team. The portfolio management team participates in regular meetings during which investment ideas are discussed. Investment decisions are made by majority agreement of the portfolio management team. The team members with the most significant responsibility for the Fund's assets are listed below; the list does not include all members of the investment team.

Susan M. Byrne founded Westwood in 1983. She attended the University of California at Berkeley.

Mark R. Freeman has been with Westwood since 1999. He earned a BA in Economics from Millsaps College and an
MS in Economics from Louisiana State University. Mr. Freeman has earned the right to use the Chartered Financial
Analyst designation.

Scott D. Lawson has been with Westwood since 2003. He earned a BS in Economics from Texas Christian University and an MBA from St. Louis University. Mr. Lawson has earned the right to use the Chartered Financial Analyst designation.

Jay K. Singhania has been with Westwood since 2001. He earned a BBA in Finance from the University of Texas at
Austin and participated in its MBA Undergraduate Financial Analyst Program, specializing in the Energy sector. Mr.
Singhania has earned the right to use the Chartered Financial Analyst designation.

Kellie R. Stark has been with Westwood since 1992. She earned a BS in Finance and an MBA with an emphasis in
Accounting from the University of Colorado at Boulder. Ms. Stark has earned the right to use the Chartered Financial
Analyst designation.

The Sub-Sub-Advisors
Principal Global Investors, LLC (“PGI”) has entered into a sub-sub-advisory agreement for the Bond & Mortgage
Securities Fund and High Quality Intermediate-Term Bond Fund. Under this agreement, the sub-sub-advisor has agreed to assume the obligations of PGI for a certain portion of the Funds’ assets. The sub-sub-advisor is paid a fee by PGI. Day-to-day management decisions concerning a portion of the Bond & Mortgage Securities Fund’s portfolio and the High Quality Intermediate-Term Bond Fund’s portfolio are made by Spectrum Asset Management, Inc.
(“Spectrum”), which serves as sub-sub-advisor. See the discussion regarding Spectrum provided in connection with the Preferred Securities Fund for a description of the firm and the individuals who serve as portfolio managers.

Schroder Inc. and Principal have entered into a sub-sub-advisory agreement for the International Fund I. Under this agreement, Schroder Investment Management North America Limited ("Schroder Limited") has agreed to carry out the obligations of Schroder Inc. to manage the Fund’s assets. Day-to-day management decisions concerning the portion of the International Fund I’s portfolio allocated to Schroder Inc. are made by Schroder Limited. Schroder Inc. pays a fee to Schroder Limited.
Sub-Sub-Advisor: Schroder Investment Management North America Limited (“Schroder Limited”), 31
Gresham Street, London, United Kingdom EC2V 7QA, a US registered investment advisor.
The day-to-day portfolio management is shared by multiple portfolio managers. Ms. Virginie Maisonneuve is the lead portfolio manager.

Virginie Maisonneuve has been with Schroder since 2004. She earned a BA in Political Economy from Dauphine
University, an MA in Mandarin Chinese from People's University (renda), Beijing, and an MBA, Ecole Superieure Libre des Sciences Commerciales Appliquees (ESLSCA). Ms. Maisonneuve has earned the right to use the Chartered
Financial Analyst designation.

Simon Webber has been with Schroder since 1999. He earned a BSc (Hons) in Physics, University of Manchester.
Mr. Webber has earned the right to use the Chartered Financial Analyst designation.

Fees Paid to Principal
Each Fund pays Principal a fee for its services, which includes the fee Principal pays to the Sub-Advisor. The fee each
Fund paid (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2008 was:

Bond & Mortgage Securities Fund	0.51%	Money Market Fund	0.38%
Diversified International Fund	0.87%	Preferred Securities Fund	0.73%

Government & High Quality Bond Fund	0.50%	Principal LifeTime 2010 Fund	0.1225%(1)
High Quality Intermediate-Term Bond Fund	0.40%	Principal LifeTime 2020 Fund	0.1225%(1)
Income Fund	0.50%	Principal LifeTime 2030 Fund	0.1225%(1)
Inflation Protection Fund	0.40%	Principal LifeTime 2040 Fund	0.1225%(1)
International Emerging Markets Fund	1.19%	Principal LifeTime 2050 Fund	0.1225%(1)
International Growth Fund	0.97%	Principal LifeTime Strategic Income Fund	0.1225%(1)
LargeCap Blend Fund I	0.44%	Real Estate Securities Fund	0.83%
LargeCap Blend Fund II	0.74%	SAM Balanced Portfolio	0.32%
LargeCap Growth Fund	0.62%	SAM Conservative Balanced Portfolio	0.32%
LargeCap Growth Fund I	0.73%	SAM Conservative Growth Portfolio	0.32%
LargeCap Growth Fund II	0.93%	SAM Flexible Income Portfolio	0.32%
LargeCap S&P 500 Index Fund	0.15%	SAM Strategic Growth Portfolio	0.32%
LargeCap Value Fund	0.44%	Short-Term Bond Fund	0.40%
LargeCap Value Fund III	0.77%	SmallCap Blend Fund	0.75%
MidCap Blend Fund	0.64%	SmallCap Growth Fund	0.75%
MidCap Growth Fund	0.65%	SmallCap Growth Fund I	1.10%
MidCap Growth Fund III	0.99%	SmallCap Growth Fund II	1.00%
MidCap S&P 400 Index Fund	0.15%	SmallCap S&P 600 Index Fund	0.15%
MidCap Value Fund I	0.99%	SmallCap Value Fund	0.75%
MidCap Value Fund III	0.65%	SmallCap Value Fund II	1.00%
(1) Effective July 1, 2009, the management fee will be reduced to 0.03%.

A discussion regarding the basis for the Board of Directors approval the management agreement with Principal and the sub-advisory agreements with each Sub-Advisor is available in the semi-annual report to shareholders for the period ended April 30, 2008 and in the annual report to shareholders for the fiscal year ended October 31, 2008.

The Fund operates as a Manager of Managers. Under an order received from the SEC, the Fund and Principal, may enter into and materially amend agreements with Sub-Advisors, other than those affiliated with Principal, without obtaining shareholder approval. For any Fund that is relying on that order, Principal may, without obtaining shareholder approval:
• hire one or more Sub-Advisors;
• change Sub-Advisors; and
• reallocate management fees between itself and Sub-Advisors.

Principal has ultimate responsibility for the investment performance of each Fund that utilizes a Sub-Advisor due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination, and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund's sole initial shareholder before the Fund is available to the other purchasers, and the Fund states in its prospectus that it intends to rely on the order.

The shareholders of each of the Funds have approved the Fund's reliance on the order; however, only the Inflation
Protection, LargeCap Blend I, LargeCap Blend II, LargeCap Growth I, LargeCap Growth II, LargeCap Value III,
MidCap Growth III, MidCap Value I, MidCap Value III, SmallCap Growth I, SmallCap Growth II, and SmallCap Value II
Funds intend to rely on the order.

PRICING OF FUND SHARES

Each Fund's shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange ("NYSE") is open (share prices are not calculated on the days on which the NYSE is closed for trading, generally New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday/
Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas). The
share price is determined as of the close of business of the NYSE (normally 3:00 p.m. Central Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price we calculate after we receive the order at our transaction processing center in Canton, Massachusetts. To process your purchase order on the day we receive it, we must receive the order (with complete information):
• on a day that the NYSE is open and

• prior to the close of trading on the NYSE (normally 3 p.m. Central Time).

Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.

If we receive an application or purchase request for a new mutual fund account or subsequent purchase into an existing account that is accompanied by a check and the application or purchase request does not contain complete information, we may hold the application (and check) for up to two business days while we attempt to obtain the necessary information. If we receive the necessary information within two business days, we will process the order using the next share price calculated. If we do not receive the information within two business days, the application and check will be returned to you.

For all Funds, except the Money Market Fund, the share price is calculated by:
• taking the current market value of the total assets of the Fund
• subtracting liabilities of the Fund
• dividing the remainder proportionately into the classes of the Fund
• subtracting the liability of each class
• dividing the remainder by the total number of shares outstanding for that class.

With respect to the Principal LifeTime Funds and SAM Portfolios, which invest in other registered investment company
Funds, each Fund's NAV is calculated based on the NAV of such other registered investment company funds in which the fund invests.

The securities of the Money Market Fund are valued at amortized cost. The calculation procedure is described in the
Statement of Additional Information.

NOTES:

• If market quotations are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Directors. Fair valuation pricing is subjective and creates the possibility that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.
• A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Generally, the values of foreign securities used in computing a
Fund's NAV are the market quotations as of the close of the foreign market. Foreign securities and currencies are also converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The Fund has adopted policies and procedures to "fair value" some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund's NAV is calculated.
• Significant events can be specific to a single security or can include events that affect a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. If Principal believes that the market value of any or all of the foreign securities is materially affected by such an event, the securities will be valued, and the Fund's NAV will be calculated, using the policy adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions.

The trading of foreign securities generally or in a particular country or countries may not take place on all days the
NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Fund may change on days when shareholders are unable to purchase or redeem shares.
• Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The
Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

FREQUENT PURCHASES AND REDEMPTIONS

The Funds are not designed for, and do not knowingly accommodate, frequent purchases and redemptions of fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.

Frequent purchases and redemptions pose a risk to the Funds because they may:
• Disrupt the management of the Funds by:
• forcing the Funds to hold short-term (liquid) assets rather than investing for long-term growth, which results in lost investment opportunities for the Fund; and
• causing unplanned portfolio turnover;
• Hurt the portfolio performance of the Funds; and
• Increase expenses of the Funds due to:
• increased broker-dealer commissions and
• increased recordkeeping and related costs.

Certain Funds may be at greater risk of harm due to frequent purchases and redemptions. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage.

The Funds have adopted procedures to "fair value" foreign securities under certain circumstances, which are intended, in part, to discourage excessive trading of shares of the Funds. The Board of Directors of the Fund has also adopted policies and procedures with respect to frequent purchases and redemptions of shares of the Funds. The
Funds monitor shareholder trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. If we are not able to identify such excessive trading practices, the Funds and their shareholders may be harmed. The harm of undetected excessive trading in shares of the underlying Funds in which the Principal LifeTime Funds or Strategic Asset Management Funds invest could flow through to the Principal LifeTime Funds and Strategic Asset Management Funds as they would for any Fund shareholder. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.

Currently the Funds, except the Money Market Fund, impose an excessive trading fee on redemptions or exchanges of $30,000 or more of a Fund's Class J shares redeemed within 30 days after they are purchased. The fee does not apply to redemptions or exchanges made pursuant to an Automatic Exchange Election or Systematic Withdrawal Plan
through an Automatic Exchange Election or a Systematic Withdrawal Plan; due to a shareholder's death or disability
(as defined in the Internal Revenue Code); to satisfy minimum distribution rules imposed by the Internal Revenue
Code; or where the application of the fee would cause a Fund to fail to be considered a “qualified default investment alternative” under the Employee Retirement Income Security Act of 1976, as amended, and the rules and regulations thereunder. The fee is equal to 1.00% of the total redemption or exchange amount. The fee is paid to the Funds and is intended to offset the trading costs, market impact, and other costs associated with short-term money movement in and out of the Funds.

The imposition of the excessive trading fee may be waived if an intermediary, such as a retirement plan recordkeeper, through which Fund shares are made available to shareholders is unable or unwilling to impose the fee, but is able to implement other procedures the Fund believes are reasonably designed to prevent excessive trading in Fund shares.

In addition, if a Fund deems frequent trading and redemptions to be occurring, action will be taken that may include, but is not limited to:
• Increasing the excessive trading fee to 2%,
• Increasing the excessive trading fee period from 30 days to as much as 90 days,
• Applying the excessive trading fee to redemptions or exchanges of less than $30,000,
• Limiting the number of permissible exchanges available to shareholders identified as "excessive traders,"
• Limit exchange requests to be in writing and submitted through the United States Postal Service (in which case, requests for exchanges by fax, telephone or internet will not be accepted), and
• Taking such other action as directed by the Fund.

The Funds have reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed prior to a determination of abusive trading. In those instances, we will reverse the exchange and return the account holdings to the positions held prior to the exchange. We will give the shareholder that requested the exchange notice in writing in this instance.

DIVIDENDS AND DISTRIBUTIONS

Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses, and shareholder activity may differ from estimates; consequently, differences, if any, will be included in the calculation of subsequent dividends. The Funds pay their net investment income to shareholders of record on the business day prior to the payment date. The payment schedule is as follows:
• The Bond & Mortgage Securities, Government & High Quality Bond, Income, Inflation Protection, and Short-Term
Bond Funds declare dividends of their daily net investment income each day their shares are priced. The Funds pay out their accumulated declared dividends monthly.
• The Money Market Fund declares dividends of all its daily net investment income each day its shares are priced.
On the 20th day of each month (or the previous business day) the Fund will distribute its accumulated declared dividends. You may ask to have your dividends paid to you in cash. If you do not request cash payment, your dividend will be applied to purchase additional shares of the Fund monthly.
• The Preferred Securities Fund pays its net investment income monthly.
• The Real Estate Securities Fund and the SAM Flexible Income, SAM Conservative Balanced, and SAM Balanced
Portfolios each pay their net investment income quarterly in March, June, September, and December.
• The other Funds pay their net investment income annually in December.
For more details on the payment schedule, go to www.principalfunds.com.

Net realized capital gains, if any, are distributed annually in December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.

The Money Market Fund does not seek to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.

Dividend and capital gains distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid. However, you may authorize the distribution to be:
• invested in shares of another fund of Principal Funds without a sales charge (distributions of a Fund may be directed only to one receiving Fund); or
• paid in cash, if the amount is $10 or more.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held.
Special tax rules apply to Fund distributions to Individual Retirement Accounts and other retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state, and local taxes. A Fund's investments in foreign securities may be subject to foreign withholding taxes.
In that case, the Fund's yield on those securities would be decreased.

To the extent that distributions the Funds pay are derived from a source other than net income (such as a return of capital), a notice will be included in your quarterly statement pursuant to Section 19(a) of the Investment Company Act of 1940, as amended, and Rule 19a-1 disclosing the source of such distributions. Furthermore, such notices shall be posted monthly on our web site at www.principalfunds.com. You may request a copy of all such notices, free of charge, by telephoning 1-800-222-5852. The amounts and sources of distributions included in such notices are estimates only and you should not rely upon them for purposes of reporting income taxes. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.

FUND ACCOUNT INFORMATION

Statements
You will receive quarterly statements for the Funds you own. The statements provide the number and value of shares you own, transactions during the period, dividends declared or paid and other information. The year-end statement includes information for all transactions that took place during the year. Please review your statement as soon as you receive it. Keep your statements as you may need them for tax reporting purposes.

Generally, each time you buy, sell or exchange shares in the Principal Funds, you will receive a confirmation in the mail shortly thereafter. It summarizes all the key information - what you bought or sold, the amount of the transaction, and other vital data.

Certain purchases and sales are only included on your quarterly statement. These include accounts:
• when the only activity during the quarter:
• is purchase of shares from reinvested dividends and/or capital gains;
• are purchases under an Automatic Investment Plan;
• are sales under a Systematic Withdrawal Plan; or
• are purchases or sales under an Automatic Exchange Election.
• used to fund certain individual retirement or individual pension plans; or
• established under a payroll deduction plan.

If you need information about your account(s) at other times, you may:
• access your account on the internet at www.principalfunds.com,
• call our Automated Telephone System, 7 days a week, 24 hours a day at 1-800-222-5852, option 1, or
• call us at 1-800-222-5852. (Our office generally is open Monday through Friday between 7 a.m. and 7 p.m. Central
Time).

Orders Placed by Intermediaries
Principal Funds may have an agreement with your intermediary, such as a broker-dealer, third party administrator or trust company, that permits the intermediary to accept orders on behalf of the Fund until 3 p.m. Central Time. The agreement may include authorization for your intermediary to designate other intermediaries ("sub-designees") to accept orders on behalf of the Fund on the same terms that apply to the intermediary. In such cases, if your intermediary or a sub-designee receives your order in correct form by 3 p.m. Central Time, transmits it to the Fund and pays for it in accordance with the agreement, the Fund will price the order at the next net asset value per share it computes after your intermediary or sub-designee received your order.

Note: The time at which the Fund prices orders and the time until which the Fund or your intermediary or sub-
designee will accept orders may change in the case of an emergency or if the New York Stock Exchange closes at a time other than 3 p.m. Central Time.

Signature Guarantees

Certain transactions require a Medallion Signature Guarantee. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm. A signature guarantee by a notary public or savings bank is not acceptable. Signature guarantees are required:
• if you sell more than $100,000 (in the aggregate) from the Funds;
• if a sales proceeds check is payable to other than the account shareholder(s), Principal Life or Principal Bank;
• to change ownership of an account;
• to add wire or ACH redemption privileges to a U.S. bank account not previously authorized if there is not a common owner between the bank account and mutual fund account;
• to change bank account information designated under an existing systematic withdrawal plan if there is not a common owner between the bank account and mutual fund account;
• to exchange or transfer among accounts with different ownership; and
• to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding 15 days.

Special Plans
The Funds reserve the right to amend or terminate the special plans described in this prospectus. Such plans include automatic investment, systematic withdrawal, waiver of Fund minimums for certain accounts and waiver or reduction of the contingent deferred sales charge for certain purchasers. You will be notified of any such action to the extent required by law.

Minimum Account Balance
Each Fund has a minimum required account balance of $1000. The Fund reserves the right to redeem all shares in your account if the value of your account falls below $1000. The Fund will mail the redemption proceeds to you. An involuntary redemption of a small account will not be triggered by market conditions alone. The Fund will notify you before involuntarily redeeming your account. You will have 30 days to make an additional investment of an amount that brings your account up to the required minimum. The Funds reserve the right to increase the required minimum.

Telephone and Internet Instructions
The Funds reserve the right to refuse telephone and/or internet instructions. You are liable for a loss resulting from a fraudulent telephone or internet instruction that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requiring the use of a Personal
Identification Number, requesting personal identification information (name, address, phone number, social security number, birth date, security phrase, etc.) and sending written confirmation to the shareholder's address of record.

Instructions received from one owner is binding on all owners. In the case of an account owned by a corporation or trust, instructions received from an authorized person are binding on the corporation/trust unless we have a written notification requiring that written instructions be executed by more than one authorized person.

Householding
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. If you want to receive multiple copies of these materials, you may call the Fund at 1-800-222-5852. You may notify the Fund in writing. Individual copies of prospectuses and reports will be sent to you within thirty (30) days after the Fund receives your request to stop householding.

Multiple Translations
This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

Procedures for Opening an Account
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver's license or other identifying documents.

If concerns arise with verification of your identity, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identify on a timely basis, we may close your account or take such other action as we deem appropriate.

Financial Statements
Shareholders will receive annual financial statements for the Funds, audited by the Funds' independent registered public accounting firm. Shareholders will also receive a semiannual financial statement that is unaudited.

PORTFOLIO HOLDINGS INFORMATION

A description of the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

FINANCIAL HIGHLIGHTS
To be filed by amendment.
To request a free copy of the latest annual or semiannual report for the Fund, you may telephone 1-800-222-5852.

APPENDIX A

Description of Bond Ratings:

Moody’s Investors Service, Inc. Rating Definitions:

Long-Term Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised.

Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.
Aaa:	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.
Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
Ba:	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.
B:	Obligations rated B are considered speculative and are subject to high credit risk.
Caa:	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa.
The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generate rating category.

SHORT-TERM NOTES: The four ratings of Moody’s for short-term notes are MIG 1, MIG 2, MIG 3, and MIG 4. MIG 1 denotes “best quality, enjoying strong protection from established cash flows.” MIG 2 denotes “high quality” with
“ample margins of protection.” MIG 3 notes are of “favorable quality but lacking the undeniable strength of the preceding grades.” MIG 4 notes are of “adequate quality, carrying specific risk for having protection and not distinctly or predominantly speculative.”

Description of Moody’s Commercial Paper Ratings:

Moody’s Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor’s Corporation’s Debt Ratings:

A Standard & Poor’s debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources Standard & Poor’s considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I.	Likelihood of default – capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.	Nature of and provisions of the obligation;

III.	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor’s rights.

AAA:	Debt rated “AAA” has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA:	Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest-
rated issues only in small degree.

A:	Debt rated “A” has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB:	Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circum-
stances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

BB, B, CCC, CC: Debt rated “BB,” “B,” “CCC,” and “CC” is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.
“BB” indicates the lowest degree of speculation and “CC” the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C:	The rating “C” is reserved for income bonds on which no interest is being paid.

D:	Debt rated “D” is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from “AA” to “B” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

NR:	Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy.

Standard & Poor’s, Commercial Paper Ratings

A Standard & Poor’s Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

A:	Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

A-1:	This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a “+” designation.

A-2:	Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated “A-1.”

A-3:	Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, some-
what more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.

B:	Issues rated “B” are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

C:	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D:	This rating indicates that the issue is either in default or is expected to be in default upon maturity.

The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor’s by the issuer and obtained by Standard & Poor’s from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

Standard & Poor’s rates notes with a maturity of less than three years as follows:

SP-1:	A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a “+” designation.

SP-2:	A satisfactory capacity to pay principal and interest.

SP-3:	A speculative capacity to pay principal and interest.

ADDITIONAL INFORMATION

Additional information about the Fund (including the Fund's policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information dated __________________________, which is incorporated by reference into this prospectus. Additional information about the Funds' investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year. The
Statement of Additional Information and the Fund's annual and semi-annual reports can be obtained free of charge by writing Principal Funds, P.O. Box 55904, Boston, MA 02205. In addition, the Fund makes its Statement of Additional
Information and annual and semi-annual reports available, free of charge, on our website at www.principalfunds.com.
To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-222-5852.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the
Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's internet site at http://
www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, 100 F
Street, N.E., Washington, D.C. 20549-0102.

The U.S. government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Money Market Fund will be able to maintain a stable share price of $1.00 per share.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or
any other agency.

Principal Funds, Inc. SEC File 811-07572

PRINCIPAL FUNDS, INC.

INSTITUTIONAL CLASS SHARES
The date of this Prospectus is __________________, 2010.

Fund Summaries	4
LargeCap US Equity Funds
Disciplined LargeCap Blend Fund	8
Equity Income Fund	10
LargeCap Blend Fund I	12
LargeCap Blend Fund II	14
LargeCap Growth Fund	17
LargeCap Growth Fund I	19
LargeCap Growth Fund II	22
LargeCap S&P 500 Index Fund	25
LargeCap Value Fund	28
LargeCap Value Fund I	30
LargeCap Value Fund III	34
Principal Capital Appreciation Fund	84
Small/MidCap US Equity Funds
MidCap Blend Fund	37
MidCap Growth Fund	39
MidCap Growth Fund III	44
MidCap S&P 400 Index Fund	47
MidCap Value Fund I	52
MidCap Value Fund III	57
SmallCap Blend Fund	60
SmallCap Growth Fund	62
SmallCap Growth Fund I	64
SmallCap Growth Fund II	67
SmallCap S&P 600 Index Fund	72
SmallCap Value Fund	74
SmallCap Value Fund I	76
SmallCap Value Fund II	79
International Equity Funds
Diversified International Fund	86
Global Real Estate Securities Fund	88
International Emerging Markets Fund	90
International Fund I	92
International Growth Fund	94
International Value Fund I	96
Real Estate Funds
Real Estate Securities Fund	98
Balanced/Asset Allocation Funds
Principal LifeTime 2010 Fund	103
Principal LifeTime 2015 Fund	105
Principal LifeTime 2020 Fund	106
Principal LifeTime 2025 Fund	108
Principal LifeTime 2030 Fund	109
Principal LifeTime 2035 Fund	111
Principal LifeTime 2040 Fund	112
Principal LifeTime 2045 Fund	114
Principal LifeTime 2050 Fund	115
Principal LifeTime 2055 Fund	117

Principal LifeTime Strategic Income Fund	118
Strategic Asset Management (“SAM”) Flexible Income Portfolio	123
Strategic Asset Management (“SAM”) Conservative Balanced Portfolio	125
Strategic Asset Management (“SAM”) Balanced Portfolio	127
Strategic Asset Management (“SAM”) Conservative Growth Portfolio	129
Strategic Asset Management (“SAM”) Strategic Growth Portfolio	131
Short-Term Fixed Income Funds
Money Market Fund	133
Short-Term Bond Fund	136
Short-Term Income Fund	138
Fixed Income Funds
Bond & Mortgage Securities Fund	143
Core Plus Bond Fund I	145
Global Diversified Income Fund	147
Government & High Quality Bond Fund	149
High Quality Intermediate-Term Bond Fund	151
High Yield Fund	153
High Yield Fund I	155
Income Fund	157
Inflation Protection Fund	159
Preferred Securities Fund	163
The Costs of Investing	165
Intermediary Compensation	165
Certain Investment Strategies and Related Risks	166
Management of the Funds	174
Pricing of Fund Shares	201
Purchase of Fund Shares	202
Redemption of Fund Shares	203
Exchange of Fund Shares	203
Dividends and Distributions	204
Tax Considerations	205
Frequent Purchases and Redemptions	206
Fund Account Information	207
Portfolio Holdings Information	207
Financial Highlights	207
Appendix A - Description of Bond Ratings	255
Additional Information	258

DISCIPLINED LARGECAP BLEND FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009			Class
Management Fees			%
Other Expenses			%

Total Annual Fund Operating Expenses			%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Institutional Class	$ $	$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

Principal Investment Strategies
The Fund invests primarily in common stocks of large capitalization companies. Under normal circumstances, the
Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Standard &
Poor’s (“S&P”) 500 Index (as of the most recent calendar year end, this range was between approximately $0.5 billion and $406.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock.

In selecting securities for investment, PGI looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a “blend” of stocks with these characteristics. In managing the assets of the Fund, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

PGI believes that changes in market expectations drive stock prices. Early identification of improving business fundamentals, early identification of positive change in expectations regarding future profitability of companies and paying prices that are below “fair value” for these stocks will result in investment management success. PGI’s investment process seeks to systematically identify stocks with desirable characteristics and combine these stocks in a risk-managed portfolio to maximize return potential by controlling risk. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. This Fund may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Institutional Class Return After Taxes on Distributions
Institutional Class Return After Taxes on Distribution and
Sale of Fund Shares
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC • Jeffrey A. Schwarte (since 2002), Portfolio Manager For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Intermediary Compensation” at page ___ of the Prospectus.

EQUITY INCOME FUND

Objective: The Fund seeks to provide a relatively high level of current income and long-term growth of income and capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009			Class
Management Fees
Other Expenses			%

Total Annual Fund Operating Expenses			%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Institutional Class	$ $	$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors who seek dividends to generate income or to be reinvested for growth and who can accept fluctuations in the value of investments and the risks of investing in REIT securities, below-investment grade bonds, or foreign securities.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in dividend-paying common stocks and preferred stocks. The Fund usually invests in large cap stocks, which as of December 31, 2008 range between $0.5 billion and $406.1 billion, as defined by the S&P 500 Index, but may also invest in mid cap stocks, which as of December 31, 2008 ranged between $0.02 billion and $14.9 billion, as defined by the Russell Midcap Index. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest up to 20% in fixed-income securities of any maturity, including below-investment-grade fixed-income securities (sometimes called “junk bonds”) (rated BB or lower by S&P or Ba or lower by Moody’s) and preferred securities. The Fund may invest up to 20% of its assets in real estate investment trust (“REIT”) securities. The Fund may invest up to 25% of its assets in securities of foreign issuers.

In selecting investments for the Fund, Edge looks for investments that provide regular income in addition to some opportunity for capital appreciation. Equity investments are typically made in “value” stocks currently selling for less than Edge believes they are worth. This Fund may be used as part of a fund of funds strategy. The Fund could purchase shares issued by an ETF to temporarily gain broad exposure to the equity market while awaiting purchase of underlying securities.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Institutional Class Return After Taxes on Distributions
Institutional Class Return After Taxes on Distribution and
Sale of Fund Shares
S&P 500/Citigroup Value Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Edge Asset Management, Inc.

  David W. Simpson (since 2008), Portfolio Manager
  Joseph T. Suty (since 2005), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Intermediary Compensation” at page ___ of the Prospectus.

LARGECAP BLEND FUND I

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009			Class
Management Fees
Other Expenses			%

Total Annual Fund Operating Expenses			%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Institutional Class	$ $	$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in large, established companies.

Principal Investment Strategies

The Fund seeks its objective through investment in a broadly diversified portfolio of large cap equity securities representing all major sectors of the U.S. economy. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index (as of the most recent calendar year end, the range was between approximately $0.5 billion and $406.1 billion)) measured at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. As a blend fund, the fund assets will be invested in equity securities with both growth and value characteristics. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. This Fund may be used as part of a fund of funds strategy.

GSAM seeks to outperform the S&P 500 Index by overweighting stocks that it believes are more likely to outperform the benchmark while underweighting stocks that it believes will lag the Index. GSAM seeks to add value from stock selection rather than sector rotation strategies or market timing. Its approach is to combine traditional fundamental analysis with sophisticated quantitative modeling and to carefully construct and manage the risk in the portfolio.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Institutional Class Return After Taxes on Distributions
Institutional Class Return After Taxes on Distribution and
Sale of Fund Shares
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Goldman Sachs Asset Management, L.P.
• Dolores Bamford (since 2003), Managing Director
•	Andrew Braun (since 2003), Managing Director, Co-CIO
• Scott Carroll (since 2003), Managing Director
•	Sean Gallagher (since 2003), Managing Director, Co-CIO

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page of the Prospectus.

LARGECAP BLEND FUND II

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009			Class
Management Fees			%
Other Expenses			%

Total Annual Fund Operating Expenses			%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Institutional Class	$ $	$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in an actively managed portfolio of common stocks, but who prefer investing in larger, established companies.

Principal Investment Strategies
The Fund pursues its investment objective by investing primarily in equity securities of U.S. companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with large market capitalizations (those with market capitalizations within the range of companies in the S&P 500 Index (as of the most recent calendar year end, this range was between approximately
$0.5 billion and $406.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. As a blend fund, the fund assets will be invested in equity securities with both growth and value characteristics. Small- and mid-capitalization stocks and foreign stocks may also be purchased in keeping with Fund objectives. The market capitalization of companies in the Fund's portfolio and the S&P 500 Index will change over time, and the Fund will not automatically sell or cease to purchase equity securities of a company it owns if the company's market capitalization falls outside of the index range.

T. Rowe Price uses a disciplined portfolio construction process whereby it weights each sector and industry approximately the same as the S&P 500 Index. Within each sector and industry, the weighting of individual fund holdings can vary significantly from their weighting within the S&P 500 Index. T. Rowe Price’s portfolio is constructed to outperform the S&P 500 Index by overweighting those stocks that are viewed favorably relative to their weighting in the Index, and underweighting or avoiding those stocks that are viewed negatively. T. Rowe Price equity analysts select stocks within industries where they have focused expertise. The analysts actively select stocks from the industries they cover, and determine the stocks’ weights within their industry-specific portfolios, based on fundamental research, which considers various factors such as the quality of the business franchise, earnings growth potential of a company, and valuation.

ClearBridge seeks to construct an investment portfolio with a weighted average market capitalization similar to the S&P 500 Index. ClearBridge uses fundamental analysis to identify companies it views as high quality and to determine whether it believes the companies' equity securities are relatively over- or under-valued. ClearBridge favors companies with above-average growth in dividend yields.

Principal invests between 10% and 40% of the Fund's assets in common stocks. It employs an active, quantitative “structured equity” strategy in an attempt to match or exceed the performance of the Fund's benchmark index (identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Institutional Class Return After Taxes on Distributions
Institutional Class Return After Taxes on Distribution and
Sale of Fund Shares
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
ClearBridge Advisors, LLC
•	Scott Glasser (since 2009), Senior Portfolio Manager and Managing Director
•	Michael Kagan (since 2009), Senior Portfolio Manager and Managing Director

T. Rowe Price Associates, Inc.
• Anna M. Dopkin (since 2007), Vice President
• Ann M. Holcomb (since 2009), Vice President

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages and ___, respectively of the Prospectus;

•	taxes, please turn to “Tax Considerations” at page of the Prospectus; and

•	financial intermediary compensation, please turn to “Intermediary Compensation” at page of the Prospectus.

LARGECAP GROWTH FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009			Class
Management Fees			%
Other Expenses			%

Total Annual Fund Operating Expenses			%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Institutional Class	$ $	$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Principal Investment Strategies
The Fund invests primarily in equity securities of large capitalization companies with strong earnings growth potential.
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Growth Index (as of the most recent calendar year end, this range was between approximately $0.02 billion and $421.8 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund invests in growth stocks; growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. To meet its investment objective, the Fund may invest in initial public offerings and foreign securities. This Fund may be used as part of a fund of funds strategy.

CCI uses a bottom-up approach (focusing on individual stock selection rather than forecasting market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on the premise that companies doing better than expected will have rising securities prices, while companies producing less than expected results will not. CCI refers to its discipline as positive momentum and positive surprise.

Through in depth analysis of company fundamentals in the context of the prevailing economic environment, CCI’s team of investment professionals selects companies that meet the criteria of positive momentum in a company’s progress and positive surprise in reported results.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Institutional Class Return After Taxes on Distributions
Institutional Class Return After Taxes on Distribution and
Sale of Fund Shares
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Columbus Circle Investors
•	Thomas J. Bisighini (since 2009), Senior Vice President/Senior Securities Analyst
• Anthony Rizza (since 2005), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page of the Prospectus.

LARGECAP GROWTH FUND I

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009			Class
Management Fees			%
Other Expenses			%

Total Annual Fund Operating Expenses			%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Institutional Class	$ $	$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Principal Investment Strategies
The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies with large market capitalizations that exhibit strong growth and free cash flow potential. These companies are generally characterized as “growth” companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with market capitalizations within the range of companies in the Russell 1000® Growth Index
(as of the most recent calendar year end, this range was between approximately $0.02 billion and $421.8 billion) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest in some mid cap and other stocks that fall below the range of companies in the Russell

Index. The Fund may invest in foreign securities. This Fund may be used as part of a fund of funds strategy and may actively trade portfolio securities in an attempt to achieve its investment objective.

The market capitalization of companies in the Fund’s portfolio and the Russell index will change over time, and the Fund will not automatically sell or cease to purchase the stock of a company it already owns just because the company’s market capitalization grows or falls outside of the index range. The Fund may invest in some securities that do not meet the normal investment criteria when the sub-advisors perceive unusual opportunities for gain.

The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

The portion of the portfolio sub-advised by Brown will focus on an industry diversified but relatively concentrated portfolio of companies that seek to generate high, sustainable earnings growth rates over long periods of time. Brown will use its in-house research capabilities and other sources to identify companies that have the ability to grow revenue and/or earnings at above average rates over several years.

Brown may sell a stock or reduce its position in a stock if:

  The stock subsequently fails to meet Brown’s initial investment criteria or violates the growth thesis;
  A better opportunity is found or if funds are needed for other purposes;
  The stock becomes overvalued relative to the long-term expectation for the stock price.

In pursuing its investment objective, Brown may sell securities to secure gains, limit losses, or redeploy assets into a more promising opportunity. The fund may also increase or decrease exposure to a specific industry or broad segment of the market in an effort to protect the value of the overall portfolio.

T. Rowe Price generally looks for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As a growth investor, T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price. T. Rowe may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal invests between 10% and 40% of the Fund's assets in common stocks. It employs an active, quantitative “structured equity” strategy in an attempt to match or exceed the performance of the Fund's benchmark index (identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Institutional Class Return After Taxes on Distributions
Institutional Class Return After Taxes on Distribution and
Sale of Fund Shares
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management
Investment Advisor: Principal Management Corporation
Sub-Advisor(s) and Portfolio Manager(s):
Brown Investment Advisory Incorporated
• Kenneth M. Stuzin (since 2009), Partner and U.S. Large-Cap Growth Equity Portfolio Manager
T. Rowe Price Associates, Inc.
• Robert W. Sharps, (since 2004), Vice President
For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages _____ and ___, respectively of the Prospectus;
• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and
• financial intermediary compensation, please turn to “Intermediary Compensation” at page _____ of the Prospectus.

LARGECAP GROWTH FUND II

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009			Class
Management Fees			%
Other Expenses			%

Total Annual Fund Operating Expenses			%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Institutional Class	$ $	$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index (as of the most recent calendar year end, the range was between approximately $0.02 billion and $421.8 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest in some mid cap and other stocks that fall below the range of companies in the Russell Index. The Fund invests in growth stocks; growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. The Fund may also invest in foreign securities. Both Sub-Advisors use a bottom-up approach to stock selection. This means that the Sub-Advisors make investment decisions based primarily on its analysis of individual companies, rather than on broad economic forecasts. This Fund may be used as part of a fund of funds strategy and may actively trade portfolio securities in an attempt to achieve its investment objective.

The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

American Century selects stocks of larger-sized companies it believes will increase in value over time using a growth investment strategy it developed. Management of the Fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

Using its extensive computer database, as well as other primary analytical research tools, American Century tracks financial information for individual companies to identify and evaluate trends in earnings, revenues, and other business fundamentals. Under normal market conditions, the Fund’s portfolio will primarily consist of securities of companies demonstrating business improvement. Analytical indicators helping to identify signs of business improvement could include accelerating earnings or revenue growth rates, increasing cash flows, or other indications of the relative strength of a company’s business. These techniques help American Century buy or hold the stocks of companies it believes have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

M&C seeks high quality, well-established large-cap companies that it believes are growing their near-term earnings at an above average rate. In addition to fundamental growth characteristics, M&C’s proprietary process also emphasizes valuation in order to find growth companies selling at a discount to their intrinsic value.

Pursuant to M&C’s investment approach, in addition to an initial capitalization screen, stocks selected for the Fund must:

  Have a strong history of earnings growth;
  Be attractively priced, relative to the company's potential for above-average long-term earnings and revenue growth;
  Have strong balance sheets;
  Have a sustainable competitive advantage;
  Be, or have the potential to become, industry leaders.

To manage risk, M&C limits sector and individual security exposure, and adheres to a strong sell discipline.

Principal invests between 10% and 40% of the Fund's assets in common stocks. It employs an active, quantitative “structured equity” strategy in an attempt to match or exceed the performance of the Fund's benchmark index (identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Institutional Class Return After Taxes on Distributions
Institutional Class Return After Taxes on Distribution and
Sale of Fund Shares
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
American Century Investment Management, Inc.
• Gregory J. Woodhams (since 2000), Chief Investment Officer, U.S. Growth Equity - Large Cap, Vice President
and Senior Portfolio Manager
• Prescott LeGard (since 2000), Vice President and Portfolio Manager

Montag & Caldwell, Inc.
• Ronald E. Canakaris (since 2009), Chairman and CIO
• Grover C. Maxwell III (since 2009), Executive Vice President
• Charles E. Markwalter (since 2009), Vice President

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____ and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page _____ of the Prospectus.

LARGECAP S&P 500 INDEX FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009			Class
Management Fees			%
Other Expenses			%

Total Annual Fund Operating Expenses			%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Institutional Class	$ $	$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies that compose the S&P 500 Index. PGI attempts to mirror the investment performance of the Index by allocating the Fund’s assets in approximately the same weightings as the S&P 500. The
S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of the most recent calendar year end, the market capitalization range of the Index was between approximately $0.5 billion and $406.1 billion.
Market capitalization is defined as total current market value of a company's outstanding common stock. PGI may also use stock index futures and options as a substitute for the sale or purchase of securities. This fund may be used as part of a fund of funds strategy.

The Fund uses an indexing strategy or a passive investment approach designed to track the performance of the S&P 500. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

Over the long-term, PGI seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of 1.00 will be achieved. The correlation between Fund and Index performance may be affected by the Fund’s expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares.

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund’s portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund’s ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

PGI reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead PGI to believe that it should not be a part of the Fund’s assets. PGI may also elect to omit any S&P 500 stocks from the Fund if such stocks are issued by an affiliated company.

NOTE: “Standard & Poor’s 500” and “S&P 500®” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Institutional Class Return After Taxes on Distributions
Institutional Class Return After Taxes on Distribution and
Sale of Fund Shares
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Dirk Laschanzky (since 2003), Portfolio Manager
• Scott W. Smith (since 2007), Portfolio Manager

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____ and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page ____ of the Prospectus.

LARGECAP VALUE FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009			Class
Management Fees			%
Other Expenses			%

Total Annual Fund Operating Expenses			%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Institutional Class	$ $	$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

Principal Investment Strategies
The Fund invests primarily in equity securities of large capitalization companies. Under normal circumstances, the
Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell
1000® Value Index, which as of December 31, 2008 ranged between approximately $0.02 billion and $421.8 billion) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock.

The Fund invests in stocks that, in the opinion of PGI, are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to the overall market. Securities for the Fund are selected by consideration of the quality and price of individual issuers rather than forecasting stock market trends.

The equity investment philosophy of PGI is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. PGI uses a research-driven investment approach to minimize unintended portfolio risks (including sector and market cap biases relative to the index) so that stock selection drives performance.

PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. This Fund may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Institutional Class Return After Taxes on Distributions
Institutional Class Return After Taxes on Distribution and
Sale of Fund Shares
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Arild Holm (since 2007), Portfolio Manager
• John Pihlblad (since 2000), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____ and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at ____ page of the Prospectus.

LARGECAP VALUE FUND I

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009			Class
Management Fees			%
Other Expenses			%

Total Annual Fund Operating Expenses			%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Institutional Class	$ $	$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.

Principal Investment Strategies
The Fund invests primarily in equity securities of large capitalization companies. Under normal circumstances, the
Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value
Index (as of the most recent calendar year end, this range was between approximately $0.02 billion and $421.8 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund invests in value stocks; value stocks value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up. The

Fund may invest in some mid cap and other stocks that fall below the range of companies in the Russell Index. The Fund may invest in securities of foreign companies.

In selecting securities, UBS Global AM focuses on, among other things, identifying discrepancies between a security’s fundamental value and its market price. In this context, the fundamental value of a given security is the assessment of UBS Global AM of what a security is worth. UBS Global AM seeks to select securities with fundamental values that it estimates to be greater than its market value at any given time. For each stock under analysis, UBS Global AM bases its estimates of fundamental value upon economic, industry and company analysis, as well as upon a company’s management team, competitive advantage and core competencies. UBS Global AM then compares its assessment of a security’s value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics. UBS Global AM derives investment value and organizes collective investment insights with an emphasis on primary research and company visits.

TS&W invests using a four-factor screen to narrow the large universe of stocks with market capitalizations greater than $3 billion. The result of the screen is a group of approximately 250 companies that TS&W believes are the most attractive in each of the nine economic sectors of the Russell 1000® Value Index. The screen is based on discounted cash flow analysis, relative cash flow multiples, earnings potential and recent price action.

Fundamental analysis is then used to build a portfolio of approximately 50-65 large capitalization stocks. TS&W’s research analysts focus on key drivers of performance and catalysts that might affect the outlook for a company and its future valuation. They evaluate proprietary and publicly available information, including broker and independent research, company filings and trade periodicals. They may speak with company management to hear their perspectives and outlook on the pertinent business issues. TS&W’s analysts apply a consistent and disciplined review in a team environment that encourages critical thinking and analysis for each company considered for investment. The process employs risk controls and a rigorous sell discipline.

Principal invests between 10% and 40% of the Fund's assets in common stocks. It employs an active, quantitative “structured equity” strategy in an attempt to match or exceed the performance of the Fund's benchmark index (identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Institutional Class Return After Taxes on Distributions
Institutional Class Return After Taxes on Distribution and
Sale of Fund Shares
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Thompson, Siegel & Walmsley LLC
•	John S. Pickler (since 2009), Portfolio Manager and Research Analyst
•	Horace P. Whitworth (since 2009), Co-CEO and Portfolio Manager
•	Charles J. Wittmann (since 2009), Portfolio Manager and Research Analyst

UBS Global Asset Management (Americas) Inc.
•	Thomas M . Cole (since 2004), Head of North American Equities, Research Director for North American
Equities, and a Managing Director
•	Thomas J. Digenan (since 2004), North American Equity Strategist and Managing Director
•	John C. Leonard (since 2004), Global Head of Equities and Member, UBS Group Managing Board

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages _____ and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page _____ of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page _____ of the Prospectus.

LARGECAP VALUE FUND III

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009			Class
Management Fees			%
Other Expenses			%

Total Annual Fund Operating Expenses			%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Institutional Class	$ $	$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies with large market capitalizations similar to companies in the Russell 1000 Value Index
(approximately $0.02 billion to $421.8 billion as of December 31, 2008) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.The Fund may invest in some mid cap and other stocks that fall below the range of companies in the Russell Index. The Fund invests in value stocks;
value stocks value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up. The Fund may invest in securities of foreign companies and may be used as part of a fund of funds strategy. The Fund has two sub-advisors: Alliance Bernstein LP (“AllianceBernstein”) and Westwood Management Corp. (“Westwood”). A portion of the Fund is managed by Principal.

AllianceBernstein invests primarily in undervalued equity securities of companies that it believes offer above-average potential for earnings growth. It seeks securities that exhibit low financial ratios and can be acquired for less than what AllianceBernstein believes is their intrinsic value or have an attractive price relative to the value of expected future dividends. These investments may include securities of companies that have not performed well in the recent past but are undergoing management, corporate, asset restructuring or other transitions. Portfolio securities that have reached their intrinsic value or a target financial ratio will generally be sold.

Westwood generally invests in approximately 40-60 securities that it believes are currently undervalued in the market and possess limited downside risk. Other key metrics for evaluating the risk/return profile of an investment include an improving return on equity, a declining debt/equity ratio and, in the case of common equities, positive earnings surprises without a corresponding increase in Wall Street estimates. Westwood may determine to sell a security that has reached a predetermined price target or if a change to a company's fundamentals negatively impacts the original investment thesis. Westwood will not necessarily sell a security that has depreciated below the Fund's target capitalization range.

Principal invests between 10% and 40% of the Fund's assets in common stocks. It employs an active, quantitative “structured equity” strategy in an attempt to match or exceed the performance of the Fund's benchmark index (identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Institutional Class Return After Taxes on Distributions
Institutional Class Return After Taxes on Distribution and
Sale of Fund Shares
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
AllianceBernstein L.P.
• Marilyn G. Fedak (since 2000), Vice Chair of Investment Services
• Christopher W. Marx (since 2006), Senior Portfolio Manager
•	Joseph Gerard Paul (since 2009), Co-CIO -- US Large Cap Value Equities; CIO--North American Value
Equities; Global Head--Diversified Value Services
• John D. Phillips, Jr. (since 2002), Senior Portfolio Manager
•	David Yuen (since 2009), Co-CIO and Director of Research--US Value Equities; CIO--Advanced Value Fund

Westwood Management Corp.
• Susan M. Byrne (since 2008), Chairman and Chief Investment Officer
•	Mark R. Freeman (since 2008), Senior Vice President and Portfolio Manager
•	Kellie R. Stark (since 2008), Executive Vice President and Associate Portfolio Manager
•	Scott D. Lawson (since 2008), Vice President and Senior Research Analyst
• Jay K. Singhania (since 2008), Vice President and Research Analyst

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____ and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page ____ of the Prospectus.

PRINCIPAL CAPITAL APPRECIATION FUND (PREVIOUSLY WEST COAST EQUITY FUND)

Objective: The Fund seeks to provide long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009			Class
Management Fees			%
Other Expenses			%

Total Annual Fund Operating Expenses			%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Institutional Class	$ $	$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth, as well as the risks of investing in below investment grade bonds and REIT securities.

Principal Investment Strategies
Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in equity securities of small, medium, and large capitalization companies.

The Fund may invest up to 20% of its assets in both real estate investment trust ("REIT") securities and below investment-grade fixed-income securities (sometimes called "junk bonds") (rated BB or lower by S&P or Ba or lower by Moody’s). The Fund may invest up to 25% of its net assets in securities of foreign issuers. This fund may be used as part of a fund of funds strategy.

In selecting investments for the Fund, Edge selects equity securities based upon rigorous fundamental analysis that assesses the quality of each company's business, earnings growth potential, and stock valuation. Edge seeks to invest in good businesses that are well-managed, hold competitive advantages and generate high returns on invested capital. Also taken into consideration is the industry in which a company operates, its position in the marketplace and the barriers to entry to prevent further competition. Edge seeks to buy companies at attractive prices compared to their business value.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Institutional Class Return After Taxes on Distributions
Institutional Class Return After Taxes on Distribution and
Sale of Fund Shares
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• Philip M. Foreman (since 2002), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____ and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page ____ of the Prospectus.

MIDCAP BLEND FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009			Class
Management Fees			%
Other Expenses			%

Total Annual Fund Operating Expenses			%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Institutional Class	$ $	$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

Principal Investment Strategies
The Fund invests primarily in equity securities of medium capitalization companies. Under normal circumstances, the
Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell
MidCap® Index (as of the most recent calendar year end, this range was between approximately $0.02 billion and
$14.9 billion) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock.

In selecting securities for investment, PGI looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a “blend” of stocks with these characteristics. In managing the assets of the Fund, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

PGI believes that superior stock selection is the key to consistent out-performance. PGI seeks to achieve superior stock selection by systematically evaluating company fundamentals and in-depth original research.

PGI focuses its stock selections on established companies that it believes have a sustainable competitive advantage. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark.

The Fund may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Institutional Class Return After Taxes on Distributions
Institutional Class Return After Taxes on Distribution and
Sale of Fund Shares
Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• K. William Nolin (since 2000), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____ and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page ____ of the Prospectus.

MIDCAP GROWTH FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009			Class
Management Fees			%
Other Expenses			%

Total Annual Fund Operating Expenses			%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Institutional Class	$ $	$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Principal Investment Strategies
The Fund invests primarily in equity securities of medium capitalization companies with strong earnings growth potential. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of the most recent calendar year end, this range was between approximately $0.02 billion and $14.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund invests in growth stocks;
growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

The Fund may actively trade portfolio securities in an attempt to achieve its investment objective, invest its assets in securities of foreign issuers, purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition. The Fund invests in growth stocks; growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

CCI uses a bottom-up approach (focusing on individual stock selection rather than forecasting stock market trends) in its selection of individual securities that it believes have an above-average potential for earnings growth in the context of the prevailing economic environment. Selection is based on the premise that companies doing better than expected will have rising securities prices, while companies producing less than expected results will not. CCI refers to its discipline as positive momentum and positive surprise.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Institutional Class Return After Taxes on Distributions
Institutional Class Return After Taxes on Distribution and
Sale of Fund Shares
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Columbus Circle Investors
• Clifford G. Fox (since 2005), Portfolio Manager
•	Michael Iacono (since 2008), Managing Director/Co-Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____ and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page ____ of the Prospectus.

MIDCAP GROWTH FUND III

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009			Class
Management Fees			%
Other Expenses			%

Total Annual Fund Operating Expenses			%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Institutional Class	$ $	$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Principal Investment Strategies
The Fund invests primarily in equity securities of U.S. companies with strong earnings growth potential. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of the most recent calendar year end, this range was between approximately
$0.02 billion and $14.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest in some stocks that fall below or rise above the range of companies in the Russell Index. The market capitalization of companies in the Fund's portfolio and the Russell index will change over time, and the Fund will not automatically sell or cease to purchase the stock of a company it already owns just because the company's market capitalization grows or falls outside of the index range. The Fund may invest in some securities that do not meet the normal investment criteria when the sub-advisors perceive unusual opportunities for gain. The Fund invests in growth stocks; growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition. The Fund may invest in securities of foreign companies, including securities of issuers in emerging countries. This Fund may be used as part of a fund of funds strategy and may actively trade portfolio securities in an attempt to achieve its investment objective.

Jacobs Levy selects stocks using a growth oriented investment approach based on proprietary research that attempts to detect and take advantage of market inefficiencies. Its approach combines human insight and intuition, finance and behavioral theory, and quantitative and statistical methods in a proprietary process it refers to as “disentangling.” The disentangling process evaluates various market inefficiencies simultaneously, isolating each potential source of return.

Jacobs Levy believes that disentangling provides more reliable predictions of future stock price behavior than simple single-factor analyses. Security valuation entails sophisticated modeling of large numbers of stocks and proprietary factors based on reasonable, intuitive relationships. The firm examines a wide range of data, including balance sheets and income statements, analyst forecasts, corporate management signals, economic releases, and security prices.

Turner invests the assets allocated to it in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell Midcap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell Midcap Growth Index.

Turner selects stocks that it believes have strong earnings growth potential. Turner invests assets allocated to it in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions, Turner's portion of the Fund is fully invested.

Mellon Capital uses valuation models designed to identify common stocks of companies that have demonstrated consistent earnings momentum and delivered superior results relative to market analyst expectations. Other considerations include profit margins, growth in cash flow and other standard balance sheet measures. Mellon Capital holds securities generally characterized by strong earnings momentum measures and higher expected earnings per share growth.

Mellon Capital's valuation model incorporates information about the relevant criteria as of the most recent period for which data are available. Once ranked, the securities are categorized under the headings "buy," "sell," or "hold." The decision to buy, sell or hold is made by Mellon Capital based primarily on output of the valuation model. However, that decision may be modified due to subsequently available or other specific relevant information about the security. In addition, Mellon Capital manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry.

Principal invests between 10% and 40% of the Fund's assets in common stocks. It employs an active, quantitative “structured equity” strategy in an attempt to match or exceed the performance of the Fund's benchmark index (identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Institutional Class Return After Taxes on Distributions
Institutional Class Return After Taxes on Distribution and
Sale of Fund Shares
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Jacobs Levy Equity Management, Inc.
• Bruce I. Jacobs (since 2008), President
• Kenneth M. Levy (since 2008), Vice President

Mellon Capital Management Corporation
•	Ronald P. Gala (since 2002), Director, Senior Portfolio Manager, Active Equity Strategies
•	Adam T. Logan (since 2005), Vice President, Senior Portfolio Manager, Active Equity Strategies

Turner Investment Partners, Inc.
•	Tara Hedlund (since 2006), Portfolio Manager/Security Analyst, Principal
•	Christopher K. McHugh (since 2000), Vice President/Senior Portfolio Manager/Security Analyst
•	Jason Schrotberger (since 2006), Portfolio Manager, Security Analyst, Principal

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____ and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page ____ of the Prospectus.

MIDCAP S&P 400 INDEX FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009			Class
Management Fees			%
Other Expenses			%

Total Annual Fund Operating Expenses			%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Institutional Class	$ $	$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies that compose the Standard & Poor’s (“S&P”) MidCap 400 Index. PGI attempts to mirror the investment performance of the Index by allocating the Fund’s assets in approximately the same weightings as the S&P MidCap 400. The S&P MidCap 400 is an unmanaged index of 400 common stocks of medium sized U.S. (and some Canadian) companies. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of the most recent calendar year end, the market capitalization range of the Index was between approximately $0.1 billion and $4.7 billion. Market capitalization is defined as total current market value of a company's outstanding common stock. PGI may also use stock index futures and options as a substitute for the sale or purchase of securities. This fund may be used as part of a fund of funds strategy.

The Fund uses an indexing strategy or a passive investment approach designed to track the performance of the S&P MidCap 400. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

Over the long-term, PGI seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P MidCap 400. It is unlikely that a perfect correlation of 1.00 will be achieved. The correlation between Fund and Index performance may be affected by the Fund’s expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares.

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P MidCap 400 stocks. At times, the Fund’s portfolio may be weighted differently from the S&P MidCap 400, particularly if the Fund has a small level of assets to invest. In addition, the Fund’s ability to match the performance of the S&P MidCap 400 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

PGI reserves the right to omit or remove any of the S&P MidCap 400 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead PGI to believe that it should not be a part of the Fund’s assets.

NOTE: ”Standard & Poor’s MidCap 400” and “S&P MidCap 400” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Institutional Class Return After Taxes on Distributions
Institutional Class Return After Taxes on Distribution and
Sale of Fund Shares
S&P 400 MidCap Stock Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC

  Dirk Laschanzky (since 2003), Portfolio Manager
  Scott W. Smith (since 2007), Research Analyst and Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Intermediary Compensation” at page ___ of the Prospectus.

MIDCAP VALUE FUND I

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009			Class
Management Fees			%
Other Expenses			%

Total Annual Fund Operating Expenses			%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Institutional Class	$ $	$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of equity securities of companies with a medium market capitalization (those with market capitalizations similar to companies in the Russell MidCap Value Index (as of the most recent calendar year end, the range was between approximately $0.02 billion and $13.8 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The Fund may invest in securities of foreign companies, including securities of issuers in emerging countries. The Fund invests in value stocks; value stocks value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up. The mid cap value universe includes investments in real estate securities. This Fund may be used as part of a fund of funds strategy.

GSAM selects stocks using a value oriented investment approach. GSAM evaluates securities using fundamental analysis and intends to purchase equity investments that are, in its view, underpriced relative to a combination of such company’s long-term earnings prospects, growth rate, free cash flow and/or dividend-paying ability. Consideration will be given to the business quality of the issuer. Factors positively affecting GSAM’s view of that quality include the competitiveness and degree of regulation in the markets in which the company operates, the existence of a management team with a record of success, the position of the company in the markets in which it operates, the level of the company’s financial leverage and the sustainable return on capital invested in the business. The Fund may also purchase securities of companies that have experienced difficulties and that, in the opinion of GSAM, are available at attractive prices.

LA Capital employs a quantitative approach for selecting securities it believes are favored in the current market environment. The firm’s proprietary Dynamic Alpha Model seeks to identify investor preferences for specific risk characteristics by analyzing valuation, income statement, balance sheet, industry and market-based factors. Expected returns are calculated for a universe of medium capitalization securities based on a security’s exposure and the Model’s expected return for each factor.

The portion of the Fund’s assets managed by LA Capital are diversified across industries, common risk factors and companies. Through an optimization process, LA Capital seeks to control portfolio risks and implementation costs while striving to generate consistent results versus the Russell MidCap Value Index. Portfolio returns and risks are monitored daily by the investment team. Each month, the firm’s Portfolio Review Committee formally reviews the portfolio for compliance with investment objectives and guidelines.

Principal invests between 10% and 40% of the Fund's assets in common stocks. It employs an active, quantitative “structured equity” strategy in an attempt to match or exceed the performance of the Fund's benchmark index (identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Institutional Class Return After Taxes on Distributions
Institutional Class Return After Taxes on Distribution and
Sale of Fund Shares
Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management Investment Advisor: Principal Management Corporation Sub-Advisor(s) and Portfolio Manager(s): Goldman Sachs Asset Management, L.P.

  Andrew Alford (since 2007), Managing Director, Senior Portfolio Manager
  Kent Daniel (since 2009), Managing Director, Co-CIO, co-head of QIS Research
  Katinka Domotorffy (since 2009), Managing Director, Head of QIS, CIO

Los Angeles Capital Management and Equity Research, Inc.

  David R. Borger (since 2005), Director of Research
  Christine M. Kugler (since 2005), Director of Implementation
  Stuart K. Matsuda (since 2005), Director of Trading
  Hal W. Reynolds (since 2005), Chief Investment Officer
  Thomas D. Stevens (since 2005), Chairman and President

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Intermediary Compensation” at page ___ of the Prospectus.

MIDCAP VALUE FUND III

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009			Class
Management Fees			%
Other Expenses			%

Total Annual Fund Operating Expenses			%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Institutional Class	$ $	$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

Principal Investment Strategies
The Fund invests primarily in equity securities of medium capitalization companies. Under normal circumstances, the
Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell
Midcap Value Index (as of the most recent calendar year end, this range was between approximately $0.02 billion and
$13.8 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund invests in value stocks; value stocks value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up. The mid cap value universe includes investments in real estate securities. Fund assets may be invested in foreign securities. The Fund may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition.

The equity investment philosophy of PGI is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. PGI uses a research-driven investment approach to minimize unintended portfolio risks (including sector and market cap biases relative to the index) so that stock selection drives performance.

PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark.

The BHMS investment strategy of emphasizing low P/E ratios, low price/book ratios and high dividend yields should provide a measure of protection in down markets, helping to preserve assets. In periods of economic recovery and rising equity markets, profitability and earnings growth should be rewarded by the expansion of price/earnings ratios and the generation of excess returns. The firm conducts its own market research and believes that individual stock selection is more important than sector weightings. BHMS does not attempt to time the market for short-term gains.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Institutional Class Return After Taxes on Distributions
Institutional Class Return After Taxes on Distribution and
Sale of Fund Shares
Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
•	Jeffrey A. Schwarte (since 2005), Portfolio Manager

Barrow, Hanley, Mewhinney & Strauss, Inc.
• James P. Barrow (since 2005),
• Mark Giambrone (since 2005),

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____ and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page ____ of the Prospectus.

SMALLCAP BLEND FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009			Class
Management Fees			%
Other Expenses			%

Total Annual Fund Operating Expenses			%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Institutional Class	$ $	$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Principal Investment Strategies
The Fund invests primarily in equity securities of small capitalization companies. Under normal circumstances, the
Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell
2000® Index (as of the most recent calendar year end, this range was between approximately $0.01 billion and $3.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock.

In selecting securities for investment, PGI looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a “blend” of stocks with these characteristics. In managing the assets of the Fund, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

The equity investment philosophy of PGI is based on the belief that superior stock selection and disciplined risk management provide consistent out-performance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. PGI uses a research-driven investment approach to minimize unintended portfolio risks (including sector and market cap biases relative to the index) so that stock selection drives performance.

PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective.

PGI may purchase securities issued as part of, or a short period after, companies’ initial public offerings (“IPOs”), and may at times dispose of those shares shortly after their acquisition.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Institutional Class Return After Taxes on Distributions
Institutional Class Return After Taxes on Distribution and
Sale of Fund Shares
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Thomas Morabito (since 2006), Portfolio Manager
• Phil Nordhus (since 2006), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____ and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page ____ of the Prospectus.

SMALLCAP GROWTH FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009			Class
Management Fees			%
Other Expenses			%

Total Annual Fund Operating Expenses			%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Institutional Class	$ $	$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Principal Investment Strategies
The Fund invests primarily in equity securities of small capitalization companies. Under normal circumstances, the
Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell
2000 Growth Index (as of the most recent calendar year end, the range was between approximately $0.01 billion and
$3.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund invests in growth stocks; growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

The equity investment philosophy of PGI is based on the belief that superior stock selection and disciplined risk management provide consistent out-performance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. PGI uses a research-driven investment approach to minimize unintended portfolio risks (including sector and market cap biases relative to the index) so that stock selection drives performance.

PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark.

The Fund may invest in initial public offerings. This Fund may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Institutional Class Return After Taxes on Distributions
Institutional Class Return After Taxes on Distribution and
Sale of Fund Shares
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Thomas Morabito (since 2009), Portfolio Manager
• Phil Nordhus (since 2009), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____ and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page ____ of the Prospectus.

SMALLCAP GROWTH FUND I

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009			Class
Management Fees			%
Other Expenses			%

Total Annual Fund Operating Expenses			%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Institutional Class	$ $	$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of: 1) $3.0 billion or 2) the highest market capitalization of the companies in the Russell
2000 Growth Index (as of December 31, 2008, the range was between approximately $0.01 billion and $3.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund invests in growth stocks; growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. The Fund may invest in securities of foreign companies. The Fund may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition. This Fund may be used as part of a fund of funds strategy and may actively trade portfolio securities in an attempt to achieve its investment objective.

AllianceBernstein employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, it looks for fast-growing companies whose prospective earnings growth has been underestimated by the marketplace or whose earnings prospects are not fully reflected in current market valuations. In doing so, AllianceBernstein analyzes such factors as:

  Earnings growth potential relative to competitors
  Market share and competitive leadership of the company's products
  Quality of management
  Financial condition (such as debt to equity ratio)
  Valuation in comparison to a stock's own historical norms and the stocks of other small-cap companies

AllianceBernstein follows a disciplined selling strategy and may sell a stock when it fails to perform as expected or when other opportunities appear more attractive.

CCI uses a bottom-up approach (focusing on individual stock selection rather than forecasting stock market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on the premise that companies doing better than expected will have rising securities prices, while companies producing less than expected results will not. CCI refers to its discipline as positive momentum and positive surprise.

Through in-depth analysis of company fundamentals in the context of the prevailing economic environment, CCI’s team of investment professionals selects companies that meet the criteria of positive momentum in a company’s progress and positive surprise in reported results.

Principal invests between 10% and 40% of the Fund's assets in common stocks. It employs an active, quantitative “structured equity” strategy in an attempt to match or exceed the performance of the Fund's benchmark index (identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Institutional Class Return After Taxes on Distributions
Institutional Class Return After Taxes on Distribution and
Sale of Fund Shares
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
AllianceBernstein L.P.
• Bruce K. Aronow (since 2003), US Small/SMID Cap Growth Team Leader and Portfolio Analyst/Manager
• Michael W. Doherty (since 2003), Quantitative Analyst--US Small/SMID Cap Growth
• N. Kuma Kirpalani (since 2003), Portfolio analyst/Manager--US Small/SMID Cap Growth
• Samantha S. Lau (since 2003), Portfolio Analyst/Manager--US Small/SMID Cap Growth
• Wen-Tse Tseng (since 2008), Portfolio Analyst/Manager--US Small/SMID Cap Growth

Columbus Circle Investors
• Clifford G. Fox (since 2009), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____ and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page ____ of the Prospectus.

SMALLCAP GROWTH FUND II

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009			Class
Management Fees			%
Other Expenses			%

Total Annual Fund Operating Expenses			%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Institutional Class	$ $	$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Principal Investment Strategies
The Fund pursues its investment objective by investing primarily in equity securities. Under normal circumstances, the
Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of
1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of the most recent calendar year end, this range was between approximately $0.01 billion and $3.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock.
The Fund invests in growth stocks; growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. The Fund may invest in securities of foreign companies. The Fund may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition. This Fund may be used as part of a fund of funds strategy.

Utilizing fundamental analysis, Emerald seeks to invest in the common stock of companies with distinct competitive advantages, strong management teams, leadership positions, high revenue and earnings growth rates versus peers, differentiated growth drivers and limited sell-side research.

Essex selects stocks of companies that are exhibiting improving business fundamentals and that Essex believes are undervalued relative to each company’s future growth potential. Ordinarily, the Fund will invest in companies from all sectors of the market based on Essex’s fundamental research and analysis of various characteristics, including financial statements, sales and expense trends, earnings estimates, market position of the company and industry outlook. Essex uses earnings models to value a company against its own history, the industry and the market to identify securities that are undervalued relative to their future growth potential. Ordinarily, the Fund will sell a stock if the business fundamentals demonstrate a significant deterioration, or if the valuation is no longer attractive relative to Essex’s long-term growth expectations.

Principal invests between 10% and 40% of the Fund's assets in common stocks. It employs an active, quantitative “structured equity” strategy in an attempt to match or exceed the performance of the Fund's benchmark index (identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Institutional Class Return After Taxes on Distributions
Institutional Class Return After Taxes on Distribution and
Sale of Fund Shares
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Emerald Advisers, Inc.
•	Joseph W. Garner (since 2005), Portfolio Manager and Director of Research
•	Kenneth G. Mertz II (since 1992), Portfolio Manager, Chief Investment Officer, and President
•	Peter J. Niedland (since 2009), Portfolio Manager
•	Stacey L. Sears (since 2002), Portfolio Manager and Senior Vice President

Essex Investment Management Company, LLC
•	Nancy B. Prial (since 2006), Portfolio Manager and Senior Principal

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____ and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page ____ of the Prospectus.

SMALLCAP S&P 600 INDEX FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009			Class
Management Fees			%
Other Expenses			%

Total Annual Fund Operating Expenses			%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Institutional Class	$ $	$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies that compose the Standard & Poor’s (“S&P”) SmallCap 600 Index. PGI
attempts to mirror the investment performance of the Index by allocating the Fund’s assets in approximately the same weightings as the S&P SmallCap 600 Index. The S&P SmallCap 600 is an unmanaged index of 600 domestic stocks chosen for market size, liquidity and industry group representation. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of the most recent calendar year end, the market capitalization range of the Index was between approximately $0.02 billion and $2.3 billion. Market capitalization is defined as total current market value of a company's outstanding common stock. PGI may also use stock index futures and options as a substitute for the sale or purchase of securities. This fund may be used as part of a fund of funds strategy.

The Fund uses an indexing strategy or a passive investment approach designed to track the performance of the S&P SmallCap 600. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

Over the long-term, PGI seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P SmallCap 600. It is unlikely that a perfect correlation of 1.00 will be achieved. The correlation between Fund and Index performance may be affected by the Fund’s expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares.

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P SmallCap 600 stocks. At times, the Fund’s portfolio may be weighted differently from the S&P SmallCap 600, particularly if the Fund has a small level of assets to invest. In addition, the Fund’s ability to match the performance of the S&P SmallCap 600 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

PGI reserves the right to omit or remove any of the S&P SmallCap 600 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead PGI to believe that it should not be a part of the Fund’s assets.

NOTE: ”Standard & Poor’s SmallCap 600” and “S&P SmallCap 600” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Institutional Class Return After Taxes on Distributions
Institutional Class Return After Taxes on Distribution and
Sale of Fund Shares
S&P SmallCap 600 Stock Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Dirk Laschanzky (since 2003), Portfolio Manager
•	Scott W. Smith (since 2007), Research Analyst and Portfolio Manager

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____ and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page ____ of the Prospectus.

SMALLCAP VALUE FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009			Class
Management Fees			%
Other Expenses			%

Total Annual Fund Operating Expenses			%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Institutional Class	$ $	$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Principal Investment Strategies
The Fund invests primarily in equity securities of small capitalization companies. Under normal circumstances, the
Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell
2000 Value Index (as of the most recent calendar year end, this range was between approximately $0.01 billion and
$3.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund invests in value stocks; value stocks value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up.

The equity investment philosophy of PGI is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. PGI uses a research-driven investment approach to minimize unintended portfolio risks (including sector and market cap biases relative to the index) so that stock selection drives performance.

PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark.

The Fund may invest in initial public offerings. This Fund may be used as part of a fund of funds strategy and may actively trade portfolio securities in an attempt to achieve its investment objective.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Institutional Class Return After Taxes on Distributions
Institutional Class Return After Taxes on Distribution and
Sale of Fund Shares
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Thomas Morabito (since 2000), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____ and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page ____ of the Prospectus.

SMALLCAP VALUE FUND I

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009			Class
Management Fees			%
Other Expenses			%

Total Annual Fund Operating Expenses			%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Institutional Class	$ $	$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment.

Principal Investment Strategies
The Fund invests primarily in a diversified group of equity securities of U.S. companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000® Value Index (as of the most recent calendar year end, this range was between approximately $0.01 billion and $3.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.
Under normal conditions, the Fund invests at least 80% of its assets in equity securities of such companies. The Fund invests in value stocks; value stocks value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up. The Fund’s assets may be invested in foreign securities. The Fund may invest in real estate investment trusts in an attempt to achieve its investment objective. The Fund may also purchase securities issued as part of, or a short period after, companies’ initial public offerings (“IPOs”), and may at times dispose of those shares shortly after their acquisition. This Fund may be used as part of a fund of funds strategy.

J.P. Morgan uses a combination of quantitative and fundamental research, and then implements a disciplined portfolio construction process to build a portfolio. It seeks to enhance returns and reduce the volatility in the value of the Fund relative to that of the U.S. small company value universe, represented by the Russell 2000® Value Index. J.P. Morgan continuously screens the small company universe to identify those companies that exhibit favorable valuation and momentum factor rankings. J.P. Morgan ranks these companies within economic sectors according to their relative attractiveness. J.P. Morgan then selects for purchase the companies it feels to be most attractive within each economic sector.

Under normal market conditions, the portion of the Fund sub-advised by J.P. Morgan will have sector weightings comparable to that of the U.S. small company value universe though it may under or over-weight selected economic sectors. In addition, as a company moves out of the market capitalization range of the small company universe, it generally becomes a candidate for sale.

In selecting investments for the Fund, Mellon Capital uses a disciplined investment process that combines fundamental analysis and risk management with a multi-factor model that searches for undervalued stocks. Undervalued stocks are those selling at a low price relative to their profits and prospective earnings growth. The stock evaluation process uses several different characteristics, including changes in earnings estimates and change in valuation metrics, in an attempt to identify value among individual stocks.

Rather than using broad economic or market trends, Mellon Capital selects stocks on a company-by-company basis. To ensure ample diversification, the portion of the Fund’s assets managed by Mellon Capital are allocated among industries and economic sectors in similar proportions to those of the Index. The portfolio is generally kept broadly diversified in an attempt to capture opportunities that may be realized quickly during periods of above-average market volatility. By maintaining such a diversified stance, stock selection drives performance.

Principal invests between 10% and 40% of the Fund's assets in common stocks. It employs an active, quantitative “structured equity” strategy in an attempt to match or exceed the performance of the Fund's benchmark index (identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-
through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Institutional Class Return After Taxes on Distributions
Institutional Class Return After Taxes on Distribution and
Sale of Fund Shares
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Mellon Capital Management Corporation
• Ronald P. Gala (since 2002), Director, Senior Portfolio Manager, Active Equity Strategies
• Peter D. Goslin (since 2005), Vice President, Senior Portfolio Manager, Active Equity Strategies

J.P. Morgan Investment Management, Inc.
• Christopher T. Blum (since 2002), Managing Director, Chief Investment Officer of the U.S. Behavioral Finance
Group
• Dennis S. Ruhl (since 2005), Vice President, head of the U.S. Behavioral Finance Small Cap Equity Group

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____ and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page ____ of the Prospectus.

SMALLCAP VALUE FUND II

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009			Class
Management Fees			%
Other Expenses			%

Total Annual Fund Operating Expenses			%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Institutional Class	$ $	$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of the most recent calendar year end, this range was between approximately $0.01 billion and $3.3 billion)) or in securities with market capitalizations of $3.5 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund invests in value stocks; value stocks value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up. The Fund’s assets may be invested in foreign securities. This Fund may be used as part of a fund of funds strategy.

Dimensional invests Fund assets primarily in a diversified group of equity securities of small cap U.S. companies which Dimensional believes to be value stocks at the time of purchase. Dimensional considers small cap companies to be companies whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Under Dimensional’s market capitalization guidelines described above, as of December 31, 2008, the market capitalization of a small cap company was defined by the 10% market capitalization guideline, which was $1,737 million or below. This dollar amount will change due to market conditions.

Dimensional considers a security to be a value stock primarily because the company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, Dimensional may consider additional factors such as price to cash flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria Dimensional uses for assessing value are subject to change from time-to-time.

Dimensional uses a market capitalization weighted approach in determining individual security weights. The higher the relative market capitalization of the security, the greater its representation in the Fund. Dimensional may adjust market capitalization weights after considering such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by Dimensional given market conditions. Dimensional may deviate from market capitalization weighting to limit or fix the exposure of the Fund to a particular issuer to a maximum proportion of the assets of the Fund. Dimensional also may exclude the stock of a company that meets applicable market capitalization criterion if Dimensional determines, in its judgment, that the purchase of such stock is inappropriate in light of other conditions. Such adjustments may result in a deviation from traditional market capitalization weighting.

LA Capital employs a quantitative approach in selecting securities it believes are favored in the current market environment. The firm’s proprietary Dynamic Alpha Model seeks to identify investor preferences for specific risk characteristics by analyzing valuation, income statement, balance sheet, industry and market-based factors. Expected returns are calculated for a universe of small capitalization securities based on a security’s exposure, and the Model’s expected return for each factor.

Through an optimization process, LA Capital seeks to control portfolio risks and implementation costs while striving to generate consistent results versus the Russell 2000 Value Index. Portfolio returns and risks are monitored daily by the investment team. Each month, the firm’s Portfolio Review Committee formally reviews the portfolio for compliance with investment objectives and guidelines.

Vaughan Nelson invests in small capitalization companies with a focus on absolute return using a bottom-up value oriented investment process. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies it selects will have these attributes:

  companies earning a positive economic margin with stable-to-improving returns;
  companies valued at a discount to their asset value; and
  companies with an attractive dividend yield and minimal basis risk.

In selecting investments, Vaughan Nelson generally employs the following strategy:

  value driven investment philosophy that selects stocks selling at attractive values based upon anticipated fundamentals of the business. Vaughan Nelson selects companies that it believes are out-of-favor or misunderstood.
  Vaughan Nelson starts with an investment universe of 5,000 securities, then, using value-driven screens, creates a research universe of companies with market capitalizations of at least $100 million;
  uses fundamental analysis to construct a portfolio of securities that Vaughan Nelson believes has an attractive return potential.

Vaughan Nelson will generally sell a stock when it reaches Vaughan Nelson’s price target, when the issuer shows a deteriorating financial condition, or when it has repeated negative earnings surprises.

Principal invests between 10% and 40% of the Fund's assets in common stocks. It employs an active, quantitative “structured equity” strategy in an attempt to match or exceed the performance of the Fund's benchmark index (identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Institutional Class Return After Taxes on Distributions
Institutional Class Return After Taxes on Distribution and
Sale of Fund Shares
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Dimensional Fund Advisors
•	Stephen A. Clark (since 2008), Senior Portfolio Manager, Vice President, and chairman of the Investment
Committee

Los Angeles Capital Management and Equity Research, Inc.
• David R. Borger (since 2004), Director of Research
• Christine M. Kugler (since 2004), Director of Implementation
• Stuart K. Matsuda (since 2004), Director of Trading
• Hal W. Reynolds (since 2004), Chief Investment Officer
• Thomas D. Stevens (since 2004), Chairman and President

Vaughan Nelson Investment Management, LP
• Chris Wallis (since 2005), Senior Portfolio Manager
• Scott Weber (since 2005), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____ and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page ____ of the Prospectus.

DIVERSIFIED INTERNATIONAL FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009				Class
Management Fees				%
Other Expenses				%

Total Annual Fund Operating Expenses				%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$ $		$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S.
currencies.

Principal Investment Strategies

The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in foreign securities, which are:

  companies with their principal place of business or principal office outside the U.S. or companies for which the principal securities trading market is outside the U.S.

Primary consideration is given to securities of corporations of developed areas, such as Western Europe, Canada, Australia, New Zealand, and the Pacific Islands. However, the Fund may invest in emerging market securities in an attempt to achieve its investment objective. The Fund will invest in equity securities of small, medium, and large capitalization companies.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However, under normal market conditions, the Fund intends to have at least 80% of its net assets (plus any borrowings for investment purposes) invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.

The equity management philosophy of PGI is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. PGI uses a research-driven investment approach to minimize unintended portfolio risks (including sector and market cap biases relative to the index) so that stock selection drives performance.

PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark.

The Fund may actively trade securities in an attempt to achieve its investment objective. The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging, and enter into currency forwards or futures contracts and related options for the purpose of currency hedging. This Fund may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Institutional Class Return After Taxes on Distributions
Institutional Class Return After Taxes on Distribution and
Sale of Fund Shares
MSCI ACWI Ex-US Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Paul H. Blankenhagen (since 2003),	Portfolio Manager
•	Juliet Cohn (since 2004), Managing Director - Portfolio Manager
•	Chris Ibach (since 2005), Associate Portfolio Manager and Equity Research Analyst

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____ and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page ____ of the Prospectus.

GLOBAL REAL ESTATE SECURITIES FUND

Objective: The Fund seeks to generate a total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009			Class
Management Fees			%
Other Expenses			%

Total Annual Fund Operating Expenses			%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Institutional Class	$ $	$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors who seek a total return, want to invest in
U.S. and non-U.S. companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. and non-U.S. companies principally engaged in the real estate industry (“real estate companies”). For purposes of the Fund’s investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies
(“real estate companies”) include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to the real estate industry such as building supply manufacturers, mortgage lenders, and mortgage servicing companies.
The Fund may invest up to 10% of its assets in fixed income securities issued by real estate companies. The Fund will invest in equity securities of small, medium, and large capitalization companies. The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective.

Real estate investment trusts (“REITs”) are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. REITs in the U.S. are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs, are characterized as:

• Equity REITs, which primarily own property and generate revenue from rental income;

• Mortgage REITs, which invest in real estate mortgages; and

• Hybrid REITs, which combine the characteristics of both equity and mortgage REITs.

Some foreign countries have adopted REIT structures that are very similar to those in the United States. Similarities include pass through tax treatment and portfolio diversification. Other countries may have REIT structures that are significantly different than the U.S. or may not have adopted a REIT like structure at all. The Fund may invest a significant percentage of its portfolio in REITs and foreign REIT-like entities.

The Fund is “non-diversified” which means that it may invest more of its assets in the securities of fewer issuers than diversified mutual funds. Thus, the Fund is subject to non-diversification risk.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. The Fund will typically have investments located in a number of different countries, which may include the U.S. The Fund may invest in companies located in countries with emerging securities markets.

The Fund may engage in certain options transactions, enter into financial futures contracts, currency forwards, and related options for the purpose of portfolio hedging and other purposes.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Industry Concentration (Sector) Risk. A fund that concentrates investments in a particular industry or group of industries (e.g., real estate, technology, financial services) has greater exposure than other funds to market, economic and other factors affecting that industry or sector.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of companies and is more likely than more diversified funds to be significantly affected by a specific stock's poor performance.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-
through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to
the returns of one or more broad-based market indices.	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Institutional Class Return After Taxes on Distributions
Institutional Class Return After Taxes on Distribution and
Sale of Fund Shares
FTSE EPRA/NAREIT Global REIT Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Real Estate Investors, LLC
• Simon Hedger (since 2007), Portfolio Manager
• Chris Lepherd (since 2007), Portfolio Manager
• Kelly D. Rush (since 2007), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____ and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page ____ of the Prospectus.

INTERNATIONAL EMERGING MARKETS FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009			Class
Management Fees			%
Other Expenses			%

Total Annual Fund Operating Expenses			%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Institutional Class	$ $	$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Principal Investment Strategies
The Fund seeks to achieve its objective by investing in equity securities of companies in emerging market countries.
Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) are invested in emerging market country equity securities. For this Fund, the term “emerging market country” means any country which is considered to be an emerging country by the international financial community (including the
International Bank for Reconstruction and Development (also known as the World Bank) and MSCI Emerging Markets
Index). These countries generally include every nation in the world except the United States, Canada, Japan,
Australia, New Zealand, and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. PGI focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

The Fund invests in foreign securities, which are:

  companies with their principal place of business or principal office in emerging market countries or companies for which their principal securities trading market is an emerging market country.

The equity management philosophy of PGI is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. PGI uses a research-driven investment approach to minimize unintended portfolio risks (including sector and market cap biases relative to the index) so that stock selection drives performance.

PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. The Fund will invest in equity securities of small, medium, and large capitalization companies.

The Fund may engage in certain options transactions, enter into financial futures contracts, currency forwards, and related options for the purpose of portfolio hedging, and other purposes. The Fund may actively trade securities in an attempt to achieve its investment objective. This Fund may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Institutional Class Return After Taxes on Distributions
Institutional Class Return After Taxes on Distribution and
Sale of Fund Shares
MSCI - Emerging Markets NDTR D Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC

  Michael Ade (since 2007), Portfolio Manager
  Mihail Dobrinov (since 2007), Research Analyst and Portfolio Manager
  Michael L. Reynal (since 2001), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Intermediary Compensation” at page ___ of the Prospectus.

INTERNATIONAL FUND I

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009			Class
Management Fees			%
Other Expenses			%

Total Annual Fund Operating Expenses			%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Institutional Class	$ $	$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S.
currencies.

Principal Investment Strategies The Fund normally invests in foreign securities, which are:

  companies with their principal place of business or principal office outside the U.S. or companies for which the principal securities trading market is outside the U.S.

The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

Pyramis normally invests the Fund's assets primarily in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the MSCI - EAFE Index NDTR D (as of the most recent calendar year end, this range was between approximately $0.04 billion and $149.7 billion)) at the time of purchase. Pyramis normally diversifies the Fund's investments across different countries and regions. In allocating the investments across countries and regions, Pyramis will consider the size of the market in each country and region relative to the size of the international market as a whole.

In buying and selling securities for the Fund, Pyramis relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions. These securities may then be analyzed using statistical models to further evaluate growth potential, valuation, liquidity and investment risk. In buying and selling securities for the Fund, Pyramis invests for the long term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective and be used as part of a fund of funds strategy. The Fund invests in value stocks; value stocks value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up. The Fund also invests in growth stocks; growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

Schroder Limited normally invests a substantial portion of the assets allocated to it in equity securities of issuers in countries included in the Morgan Stanley Capital International EAFE Index and diversifies its investments across different countries and regions. Schroder Limited relies on a fundamental, research-driven, bottom-up approach to identify issuers that it believes offers the potential for capital growth. Schroder Limited typically invests in forty to sixty companies located outside of the United States at any one time. In identifying candidates for investment, Schroder Limited may consider the issuer's likelihood of above average earnings growth, the securities' attractive relative valuation, the quality of the securities, and whether the issuer has any proprietary advantages. Schroder Limited generally sells securities when it believes they are fully priced or when significantly more attractive investment candidates become available. Schroder Limited may invest in companies of any market-capitalization. Schroder Limited may invest in securities of issuers domiciled or doing business in "emerging market" countries.

Principal invests between 10% and 40% of the Fund's assets in common stocks. It employs an active, quantitative "structured equity" strategy in an attempt to match or exceed the performance of the Fund's benchmark index (identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Institutional Class Return After Taxes on Distributions
Institutional Class Return After Taxes on Distribution and
Sale of Fund Shares
MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Pyramis Global Advisors, LLC

• Cesar E. Hernandez (since 2003), Senior Vice President and Portfolio Manager

Sub-Sub-Advisor(s) and Portfolio Manager(s): Schroder Investment Management North America Limited

  Virginie Maisonneuve (since 2010), Head of Global and International Equities
  Simon Webber (since 2010), Global and International Equities – Fund Manager and Global Sector Specialist

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Intermediary Compensation” at page ___ of the Prospectus.

INTERNATIONAL GROWTH FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009				Class
Management Fees				%
Other Expenses				%

Total Annual Fund Operating Expenses				%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$ $		$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S.
currencies.

Principal Investment Strategies
The Fund invests in equity securities of companies domiciled in any of the nations of the world. The Fund invests in growth stocks; growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. The Fund invests in equity securities of foreign companies, which are:
•	companies with their principal place of business or principal offices outside the U.S. or
•	companies for which the principal securities trading market is outside the U.S.

The equity management philosophy of PGI is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. PGI uses a research-driven investment approach to minimize unintended portfolio risks (including sector and market cap biases relative to the index) so that stock selection drives performance.

PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective and may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Institutional Class Return After Taxes on Distributions
Institutional Class Return After Taxes on Distribution and
Sale of Fund Shares
MSCI World Ex-US Growth Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Steve Larson (since 2004), Portfolio Manager
• John Pihlblad (since 2005), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____ and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page ____ of the Prospectus.

INTERNATIONAL VALUE FUND I

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009				Class
Management Fees				%
Other Expenses				%

Total Annual Fund Operating Expenses				%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$ $		$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S.
currencies.

Principal Investment Strategies
The Fund invests in a portfolio of equity securities of foreign companies. Foreign companies are
•	companies with their principal place of business or principal office outside the U.S. or
•	companies for which the principal securities trading market is outside the U.S.

The Fund invests in value stocks; value stocks value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up. The Fund may engage in active and frequent trading of the securities in its portfolio (e.g., greater than 100% turnover), which would increase transaction costs incurred by the Fund.This Fund may be used as part of a fund of funds strategy.

The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

Causeway may invest up to 30% of the assets allocated to it in securities of companies located in any one country, except this limit is 35% in the U.K. Causeway may invest up to 10% of the total assets allocated to it in companies in emerging (less developed) markets. Causeway considers each of the following value characteristics in making investment decisions for the Fund:

  Low price-to-earnings ratio (stock price divided by earnings per share) relative to the sector
  High yield (percentage rate of return paid on a stock in dividends and share repurchases) relative to the market
  Low price-to-book value ratio (stock price divided by book value per share) relative to the market
  Low price-to-cash flow ratio (stock price divided by net income plus noncash charges per share) relative to the market
  Financial strength

Generally, price-to-earnings and yield are the most important factors for Causeway.

AXA Rosenberg will typically invest assets allocated to it in the approximately 21 different countries across three regions represented by the MSCI-EAFE Value Index. Under normal market circumstances, AXA Rosenberg's investments will involve securities principally traded in at least three different countries, although under certain adverse investment conditions, AXA Rosenberg may restrict the number of securities markets in which its assets will be invested.

AXA Rosenberg employs a bottom-up approach to investing by evaluating the financial characteristics of individual stocks rather than forecasting the trends in markets, investment styles or sectors. AXA Rosenberg seeks to identify mispriced stocks across industries and countries, through rigorous analysis of a company's fundamental data. AXA Rosenberg's stock selection process is driven by proprietary technology known as ''expert systems,'' which are designed to analyze the fundamentals of the more than 19,000 securities currently in AXA Rosenberg's global universe. AXA Rosenberg uses two stock selection models to evaluate the relative attractiveness of the stocks in its universe: (1) its Valuation Model, which estimates the fair value for each company in its database by assessing various fundamental data such as company financial statistics, and (2) its Earnings Forecast Model, which estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations.

AXA Rosenberg favors stocks that appear attractive from the perspective of the Valuation and Earnings Forecast Models while seeking to construct a portfolio that is similar to its MSCI-EAFE Value Index benchmark with respect to characteristics such as market capitalization, country and industry weightings, and other risk exposures.

Principal invests between 10% and 40% of the Fund's assets in common stocks. It employs an active, quantitative “structured equity” strategy in an attempt to match or exceed the performance of the Fund's benchmark index (identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Institutional Class Return After Taxes on Distributions
Institutional Class Return After Taxes on Distribution and
Sale of Fund Shares
MSCI EAFE Value Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
AXA Rosenberg Investment Management LLC
•	William E. Ricks (since 2008), Chief Investment Officer

Causeway Capital Management LLC
• James A. Doyle (since 2008), Director
• Kevin Durkin (since 2008), Director
• Jonathan P. Eng (since 2008), Director
• Harry W. Hartford (since 2008), President
•	Sarah H. Ketterer (since 2008), Chief Executive Officer

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____ and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page ____ of the Prospectus.

REAL ESTATE SECURITIES FUND

Objective: The Fund seeks to generate a total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009			Class
Management Fees			%
Other Expenses			%

Total Annual Fund Operating Expenses			%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Institutional Class	$ $	$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.

Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund’s investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies (“real estate companies”) include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. The Fund may invest up to 10% of its assets in fixed income securities issued by real estate companies. The Fund will invest in equity securities of small, medium,

and large capitalization companies. The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

Real estate investment trusts (“REITs”) are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:

  equity REITs, which primarily own property and generate revenue from rental income;
  mortgage REITs, which invest in real estate mortgages; and
  hybrid REITs, which combine the characteristics of both equity and mortgage REITs.

In selecting securities for the Fund, Principal-REI focuses on equity REITs.

The Fund may invest in securities of real estate companies. The Fund is “non-diversified,” which means that it may invest more of its assets in the securities of fewer issuers than diversified mutual funds. Thus, the Fund is subject to non-diversification risk. The Fund could purchase shares issued by an ETF to temporarily gain broad exposure to the equity market while awaiting purchase of underlying securities. This Fund may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Industry Concentration (Sector) Risk. A fund that concentrates investments in a particular industry or group of industries (e.g., real estate, technology, financial services) has greater exposure than other funds to market, economic and other factors affecting that industry or sector.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of companies and is more likely than more diversified funds to be significantly affected by a specific stock's poor performance.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Institutional Class Return After Taxes on Distributions
Institutional Class Return After Taxes on Distribution and
Sale of Fund Shares
MSCI US REIT Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Principal Real Estate Investors, LLC • Kelly D. Rush (since 2000), Portfolio Manager For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Intermediary Compensation” at page ___ of the Prospectus.

PRINCIPAL LIFETIME 2010 FUND

Objective: The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009			Class
Management Fees			%
Other Expenses			%

Total Annual Fund Operating Expenses			%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Institutional Class	$ $	$ $

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the
Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in Institutional Class shares of underlying funds. It is managed by
Principal and the Fund's Sub-Advisor, Principal Global Investors, LLC (“PGI”).

PGI develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established for underlying funds. Principal monitors the performance of the underlying funds relative to their benchmarks and peer groups.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The principal risks of investing in the Fund, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Institutional Class Return After Taxes on Distributions
Institutional Class Return After Taxes on Distribution and
Sale of Fund Shares
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
MSCI - EAFE Index NDTRD (reflects no deduction for fees, expenses, or taxes)
Principal LifeTime 2010 Blended Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2009, the weightings for the Principal LifeTime 2010 Blended Index were 39.9% Russell 3000 Index, 14.1% MSCI EAFE NDTR-
D Index, and 46.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2010, the weightings for the Principal
LifeTime 2010 Blended Index will be 38.8% Russell 3000 Index, 13.7% MSCI EAFE NDTR-D Index, and 47.5%
Barclays Capital Aggregate Bond Index.

The Investment Advisor believes the Barclays Capital Aggregate Bond Index is a better representation of the investment universe for this Fund's investment philosophy than the Russell 3000 Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
•	David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
•	Tim Dunbar (since 2008), Executive Director and Head of Equities
• Dirk Laschanzky (since 2001), Portfolio Manager

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____ and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page ____ of the Prospectus.

PRINCIPAL LIFETIME 2015 FUND

Objective: The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009			Class
Management Fees			%
Other Expenses			%

Total Annual Fund Operating Expenses			%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Institutional Class	$ $	$ $

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the
Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in Institutional Class shares of underlying funds. It is managed by
Principal and the Fund's Sub-Advisor, Principal Global Investors, LLC (“PGI”).

PGI develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established for underlying funds. Principal monitors the performance of the underlying funds relative to their benchmarks and peer groups.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The principal risks of investing in the Fund, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Institutional Class Return After Taxes on Distributions
Institutional Class Return After Taxes on Distribution and
Sale of Fund Shares

Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
MSCI - EAFE Index NDTRD (reflects no deduction for fees, expenses, or taxes)
Principal LifeTime 2015 Blended Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2009, the weightings for the Principal LifeTime 2015 Blended Index were 44.9% Russell 3000 Index, 16.6% MSCI EAFE NDTR-D Index, and 38.5% Barclays Capital Aggregate Bond Index. Effective March 31, 2010, the weightings for the Principal LifeTime 2015 Blended Index will be 43.9% Russell 3000 Index, 16.1% MSCI EAFE NDTR-D Index, and 40.0% Barclays Capital Aggregate Bond Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC

  David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
  Tim Dunbar (since 2008), Executive Director and Head of Equities
  Dirk Laschanzky (since 2008), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Intermediary Compensation” at page ___ of the Prospectus.

PRINCIPAL LIFETIME 2020 FUND

Objective: The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009			Class
Management Fees			%
Other Expenses			%

Total Annual Fund Operating Expenses			%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Institutional Class	$ $	$ $

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the
Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in Institutional Class shares of underlying funds. It is managed by
Principal and the Fund's Sub-Advisor, Principal Global Investors, LLC (“PGI”).

PGI develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established for underlying funds. Principal monitors the performance of the underlying funds relative to their benchmarks and peer groups.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The principal risks of investing in the Fund, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Institutional Class Return After Taxes on Distributions
Institutional Class Return After Taxes on Distribution and
Sale of Fund Shares
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
MSCI - EAFE Index NDTRD (reflects no deduction for fees, expenses, or taxes)
Principal LifeTime 2020 Blended Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2009, the weightings for the Principal LifeTime 2020 Blended Index were 49.7% Russell 3000 Index, 18.8% MSCI EAFE NDTR-
D Index, and 31.5% Barclays Capital Aggregate Bond Index. Effective March 31, 2010, the weightings for the Principal
LifeTime 2020 Blended Index will be 49.0% Russell 3000 Index, 18.5% MSCI EAFE NDTR-D Index, and 32.5%
Barclays Capital Aggregate Bond Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
•	David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
•	Tim Dunbar (since 2008), Executive Director and Head of Equities
• Dirk Laschanzky (since 2001), Portfolio Manager

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____ and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page ____ of the Prospectus.

PRINCIPAL LIFETIME 2025 FUND

Objective: The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009			Class
Management Fees			%
Other Expenses			%

Total Annual Fund Operating Expenses			%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Institutional Class	$ $	$ $

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the
Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in Institutional Class shares of underlying funds. It is managed by
Principal and the Fund's Sub-Advisor, Principal Global Investors, LLC (“PGI”).

PGI develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established for underlying funds. Principal monitors the performance of the underlying funds relative to their benchmarks and peer groups.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The principal risks of investing in the Fund, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Institutional Class Return After Taxes on Distributions
Institutional Class Return After Taxes on Distribution and
Sale of Fund Shares

Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
MSCI - EAFE Index NDTRD (reflects no deduction for fees, expenses, or taxes)
Principal LifeTime 2025 Blended Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2009, the weightings for the Principal LifeTime 2025 Blended Index were 53.1% Russell 3000 Index, 20.4% MSCI EAFE NDTR-D Index, and 26.5% Barclays Capital Aggregate Bond Index. Effective March 31, 2010, the weightings for the Principal LifeTime 2025 Blended Index will be 52.3% Russell 3000 Index, 20.2% MSCI EAFE NDTR-D Index, and 27.5% Barclays Capital Aggregate Bond Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC

  David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
  Tim Dunbar (since 2008), Executive Director and Head of Equities
  Dirk Laschanzky (since 2008), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Intermediary Compensation” at page ___ of the Prospectus.

PRINCIPAL LIFETIME 2030 FUND

Objective: The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009			Class
Management Fees			%
Other Expenses			%

Total Annual Fund Operating Expenses			%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Institutional Class	$ $	$ $

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the
Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in Institutional Class shares of underlying funds. It is managed by
Principal and the Fund's Sub-Advisor, Principal Global Investors, LLC (“PGI”).

PGI develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established for underlying funds. Principal monitors the performance of the underlying funds relative to their benchmarks and peer groups.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The principal risks of investing in the Fund, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Institutional Class Return After Taxes on Distributions
Institutional Class Return After Taxes on Distribution and
Sale of Fund Shares
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
MSCI - EAFE Index NDTRD (reflects no deduction for fees, expenses, or taxes)
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Principal LifeTime 2030 Blended Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2009, the weightings for the Principal LifeTime 2030 Blended Index were 56.3% Russell 3000 Index, 22.0% MSCI EAFE NDTR-
D Index, and 21.7% Barclays Capital Aggregate Bond Index. Effective March 31, 2010, the weightings for the Principal
LifeTime 2030 Blended Index will be 55.8% Russell 3000 Index, 21.7% MSCI EAFE NDTR-D Index, and 22.5%
Barclays Capital Aggregate Bond Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
•	David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
•	Tim Dunbar (since 2008), Executive Director and Head of Equities
• Dirk Laschanzky (since 2001), Portfolio Manager

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____ and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page ____ of the Prospectus.

PRINCIPAL LIFETIME 2035 FUND

Objective: The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009			Class
Management Fees			%
Other Expenses			%

Total Annual Fund Operating Expenses			%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Institutional Class	$ $	$ $

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the
Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in Institutional Class shares of underlying funds. It is managed by
Principal and the Fund's Sub-Advisor, Principal Global Investors, LLC (“PGI”).

PGI develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established for underlying funds. Principal monitors the performance of the underlying funds relative to their benchmarks and peer groups.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The principal risks of investing in the Fund, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Institutional Class Return After Taxes on Distributions
Institutional Class Return After Taxes on Distribution and
Sale of Fund Shares

Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
MSCI - EAFE Index NDTRD (reflects no deduction for fees, expenses, or taxes)
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Principal LifeTime 2035 Blended Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2009, the weightings for the Principal LifeTime 2035 Blended Index were 58.7% Russell 3000 Index, 23.3% MSCI EAFE NDTR-D Index, and 18.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2010, the weightings for the Principal LifeTime 2035 Blended Index will be 58.3% Russell 3000 Index, 23.0% MSCI EAFE NDTR-D Index, and 18.7% Barclays Capital Aggregate Bond Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC

  David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
  Tim Dunbar (since 2008), Executive Director and Head of Equities
  Dirk Laschanzky (since 2008), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Intermediary Compensation” at page ___ of the Prospectus.

PRINCIPAL LIFETIME 2040 FUND

Objective: The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009			Class
Management Fees			%
Other Expenses			%

Total Annual Fund Operating Expenses			%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Institutional Class	$ $	$ $

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the
Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in Institutional Class shares of underlying funds. It is managed by
Principal and the Fund's Sub-Advisor, Principal Global Investors, LLC (“PGI”).

PGI develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established for underlying funds. Principal monitors the performance of the underlying funds relative to their benchmarks and peer groups.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The principal risks of investing in the Fund, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Institutional Class Return After Taxes on Distributions
Institutional Class Return After Taxes on Distribution and
Sale of Fund Shares

Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
MSCI - EAFE Index NDTRD (reflects no deduction for fees, expenses, or taxes)
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Principal LifeTime 2040 Blended Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2009, the weightings for the Principal LifeTime 2040 Blended Index were 61.0% Russell 3000 Index, 24.5% MSCI EAFE NDTR-D Index, and 14.5% Barclays Capital Aggregate Bond Index. Effective March 31, 2010, the weightings for the Principal LifeTime 2040 Blended Index will be 60.6% Russell 3000 Index, 24.4% MSCI EAFE NDTR-D Index, and 15.0% Barclays Capital Aggregate Bond Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC

  David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
  Tim Dunbar (since 2008), Executive Director and Head of Equities
  Dirk Laschanzky (since 2001), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Intermediary Compensation” at page ___ of the Prospectus.

PRINCIPAL LIFETIME 2045 FUND

Objective: The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009			Class
Management Fees			%
Other Expenses			%

Total Annual Fund Operating Expenses			%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Institutional Class	$ $	$ $

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the
Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in Institutional Class shares of underlying funds. It is managed by
Principal and the Fund's Sub-Advisor, Principal Global Investors, LLC (“PGI”).

PGI develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established for underlying funds. Principal monitors the performance of the underlying funds relative to their benchmarks and peer groups.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The principal risks of investing in the Fund, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Institutional Class Return After Taxes on Distributions
Institutional Class Return After Taxes on Distribution and
Sale of Fund Shares

Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
MSCI - EAFE Index NDTRD (reflects no deduction for fees, expenses, or taxes)
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Principal LifeTime 2045 Blended Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2009, the weightings for the Principal LifeTime 2045 Blended Index were 62.8% Russell 3000 Index, 25.2% MSCI EAFE NDTR-D Index, and 12.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2010, the weightings for the Principal LifeTime 2045 Blended Index will be 62.4% Russell 3000 Index, 25.1% MSCI EAFE NDTR-D Index, and 12.5% Barclays Capital Aggregate Bond Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC

  David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
  Tim Dunbar (since 2008), Executive Director and Head of Equities
  Dirk Laschanzky (since 2008), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Intermediary Compensation” at page ___ of the Prospectus.

PRINCIPAL LIFETIME 2050 FUND

Objective: The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009			Class
Management Fees			%
Other Expenses			%

Total Annual Fund Operating Expenses			%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Institutional Class	$ $	$ $

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the
Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in Institutional Class shares of underlying funds. It is managed by
Principal and the Fund's Sub-Advisor, Principal Global Investors, LLC (“PGI”).

PGI develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established for underlying funds. Principal monitors the performance of the underlying funds relative to their benchmarks and peer groups.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The principal risks of investing in the Fund, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Institutional Class Return After Taxes on Distributions
Institutional Class Return After Taxes on Distribution and
Sale of Fund Shares

Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
MSCI - EAFE Index NDTRD (reflects no deduction for fees, expenses, or taxes)
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Principal LifeTime 2050 Blended Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2009, the weightings for the Principal LifeTime 2050 Blended Index were 64.2% Russell 3000 Index, 25.8.0% MSCI EAFE NDTR-D Index, and 10.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2010, the weightings for the Principal LifeTime 2050 Blended Index will be 64.2% Russell 3000 Index, 25.8% MSCI EAFE NDTR-D Index, and 10.0% Barclays Capital Aggregate Bond Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC

  David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
  Tim Dunbar (since 2008), Executive Director and Head of Equities
  Dirk Laschanzky (since 2001), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Intermediary Compensation” at page ___ of the Prospectus.

PRINCIPAL LIFETIME 2055 FUND

Objective: The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009			Class
Management Fees			%
Other Expenses			%

Total Annual Fund Operating Expenses			%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Institutional Class	$ $	$ $

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the
Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in Institutional Class shares of underlying funds. It is managed by
Principal and the Fund's Sub-Advisor, Principal Global Investors, LLC (“PGI”).

PGI develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established for underlying funds. Principal monitors the performance of the underlying funds relative to their benchmarks and peer groups.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The principal risks of investing in the Fund, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Institutional Class Return After Taxes on Distributions
Institutional Class Return After Taxes on Distribution and
Sale of Fund Shares

Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
MSCI - EAFE Index NDTRD (reflects no deduction for fees, expenses, or taxes)
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Principal LifeTime 2055 Blended Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2009, the weightings for the Principal LifeTime 2055 Blended Index were 64.2% Russell 3000 Index, 25.8% MSCI EAFE NDTR-D Index, and 10.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2010, the weightings for the Principal LifeTime 2055 Blended Index will be 64.2% Russell 3000 Index, 25.8% MSCI EAFE NDTR-D Index, and 10.0% Barclays Capital Aggregate Bond Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC

  David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
  Tim Dunbar (since 2008), Executive Director and Head of Equities
  Dirk Laschanzky (since 2008), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Intermediary Compensation” at page ___ of the Prospectus.

PRINCIPAL LIFETIME STRATEGIC INCOME FUND

Objective: The Fund seeks current income, and as a secondary objective, capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009			Class
Management Fees			%
Other Expenses			%

Total Annual Fund Operating Expenses			%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Institutional Class	$ $	$ $

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the
Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in Institutional Class shares of underlying funds. It is managed by
Principal and the Fund's Sub-Advisor, Principal Global Investors, LLC (“PGI”).

PGI develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established for underlying funds. Principal monitors the performance of the underlying funds relative to their benchmarks and peer groups.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The principal risks of investing in the Fund, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Institutional Class Return After Taxes on Distributions
Institutional Class Return After Taxes on Distribution and
Sale of Fund Shares
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
MSCI - EAFE Index NDTRD (reflects no deduction for fees, expenses, or taxes)
Principal LifeTime Strategic Income Blended Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2009, the weightings for the Principal LifeTime Strategic Income Blended Index were 19.0% Russell 3000 Index, 6.0% MSCI EAFE NDTR-D Index, and 75.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2010, the weightings for the Principal LifeTime Strategic Income Blended Index will be 19.0% Russell 3000 Index, 6.0% MSCI EAFE NDTR-D Index, and 75.0% Barclays Capital Aggregate Bond Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC

  David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
  Tim Dunbar (since 2008), Executive Director and Head of Equities
  Dirk Laschanzky (since 2001), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Intermediary Compensation” at page ___ of the Prospectus.

STRATEGIC ASSET MANAGEMENT (“SAM”) FLEXIBLE INCOME PORTFOLIO

Objective: The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). In general, relative to the other Portfolios, the Flexible Income Portfolio should offer investors the potential for a high level of income and a low level of capital growth, while exposing them to a low level of principal risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009			Class
Management Fees			%
Other Expenses			%

Total Annual Fund Operating Expenses			%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Institutional Class	$ $	$ $

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the
Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio is one of five Strategic Asset Management (“SAM”) Portfolios: Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer the potential for a high level of income and a low level of capital growth, with exposure to a low level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds'
equity funds, fixed-income funds and money market fund (“Underlying Funds”). Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:

  invests up to 40% of its assets in any single fixed-income fund as well as cash equivalents;
  generally invests no more than 30% of its net assets in equity funds; and
  may invest up to 30% of its assets in any single equity fund.

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

The Portfolio may also invest, including for temporary defensive purposes and to meet liquidity needs, directly in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations and repurchase agreements.

Principal Risks

The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. If you sell your shares when their value is less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Balanced, Conservative Growth and Strategic Growth Portfolios to:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

The Portfolio has less exposure than the Balanced, Conservative Growth and Strategic Growth Portfolios to:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Each of the SAM Portfolios is subject to:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Institutional Class Return After Taxes on Distributions
Institutional Class Return After Taxes on Distribution and
Sale of Fund Shares
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Capital Benchmark (20/80) (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital
Benchmark 20/80 are 20% S&P 500 Index and 80% Barclays Capital Aggregate Bond Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
•	Charlie Averill (since 2010), Senior Quantitative Analyst and Portfolio Manager
•	Jill Cuniff (since 2010), President and Portfolio Manager
• Todd Jablonski (since 2010), Portfolio Manager
• Dirk Laschanzky (since 2009), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____ and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page ____ of the Prospectus.

STRATEGIC ASSET MANAGEMENT (“SAM”) CONSERVATIVE BALANCED PORTFOLIO

Objective: The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. In general, relative to the other
Portfolios, the Conservative Balanced Portfolio should offer investors the potential for a medium to high level of income and a medium to low level of capital growth, while exposing them to a medium to low level of principal risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009			Class
Management Fees			%
Other Expenses			%

Total Annual Fund Operating Expenses			%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Institutional Class	$ $	$ $

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the
Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio is one of five Strategic Asset Management (“SAM”) Portfolios: Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer the potential for a medium to high level of income and capital growth, with exposure to a medium to low level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds' equity funds, fixed-income funds and money market fund (“Underlying Funds”). Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:

  invests between 40% and 80% of its net assets in a combination of fixed-income funds and cash equivalents and between 20% and 60% of its net assets in equity funds may invest up to 40% of its assets in any single fixed-income fund as well as cash equivalents may invest up to 30% of its assets in any single equity fund

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

The Portfolio may also invest, including for temporary defensive purposes and to meet liquidity needs, directly in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations and repurchase agreements.

Principal Risks

The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. If you sell your shares when their value is less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Balanced, Conservative Growth and Strategic Growth Portfolios to:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

The Portfolio has less exposure than the Balanced, Conservative Growth and Strategic Growth Portfolios to:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Each of the SAM Portfolios is subject to:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Institutional Class Return After Taxes on Distributions
Institutional Class Return After Taxes on Distribution and
Sale of Fund Shares
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Capital Benchmark (40/60) (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital
Benchmark 40/60 are 40% S&P 500 Index and 60% Barclays Capital Aggregate Bond Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
•	Charlie Averill (since 2010), Senior Quantitative Analyst and Portfolio Manager
•	Jill Cuniff (since 2010), President and Portfolio Manager
• Todd Jablonski (since 2010), Portfolio Manager
• Dirk Laschanzky (since 2009), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____ and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page ____ of the Prospectus.

STRATEGIC ASSET MANAGEMENT (“SAM”) BALANCED PORTFOLIO

Objective: The Portfolio seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. In general, relative to the other Portfolios, the
Balanced Portfolio should offer investors the potential for a medium level of income and a medium level of capital growth, while exposing them to a medium level of principal risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009			Class
Management Fees			%
Other Expenses			%

Total Annual Fund Operating Expenses			%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Institutional Class	$ $	$ $

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the
Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio is one of five Strategic Asset Management (“SAM”) Portfolios: Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer the potential for a medium level of income and capital growth, with exposure to a medium level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds'
equity funds, fixed-income funds and money market fund (“Underlying Funds”). Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:

  invests between 30% and 70% of its net assets in equity funds and between 30% and 70% of its net assets in fixed-income funds and cash equivalents may invest up to 30% of its assets in any single equity fund may invest up to 40% of its assets in any single fixed-income fund as well as cash equivalents

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate

The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

The Portfolio may also invest, including for temporary defensive purposes and to meet liquidity needs, directly in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations and repurchase agreements.

Principal Risks

The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. If you sell your shares when their value is less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Flexible Income and Conservative Balanced Portfolios to:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

The Portfolio has less exposure than the Flexible Income and Conservative Balanced Portfolio to:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Each of the SAM Portfolios is subject to:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Institutional Class Return After Taxes on Distributions
Institutional Class Return After Taxes on Distribution and
Sale of Fund Shares
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Capital Benchmark (60/40) (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital
Benchmark 60/40 are 60% S&P 500 Index and 40% Barclays Capital Aggregate Bond Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
•	Charlie Averill (since 2010), Senior Quantitative Analyst and Portfolio Manager
•	Jill Cuniff (since 2010), President and Portfolio Manager
• Todd Jablonski (since 2010), Portfolio Manager
• Dirk Laschanzky (since 2009), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____ and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page ____ of the Prospectus.

STRATEGIC ASSET MANAGEMENT (“SAM”) CONSERVATIVE GROWTH PORTFOLIO

Objective: The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Conservative Growth Portfolio should offer investors the potential for a low to medium level of income and a medium to high level of capital growth, while exposing them to a medium to high level of principal risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009			Class
Management Fees			%
Other Expenses			%

Total Annual Fund Operating Expenses			%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Institutional Class	$ $	$ $

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the
Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio is one of five Strategic Asset Management (“SAM”) Portfolios: Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer the potential for a low to medium level of income and a medium to high level of capital growth, with exposure to a medium to high level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds'
equity funds, fixed-income funds and money market fund (“Underlying Funds”). Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:

  generally invests at least 60% of its net assets in equity funds may invest up to 40% of its assets in any single equity fund may invest up to 30% of its assets in any single fixed-income fund as well as cash equivalents

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate

The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

The Portfolio may also invest, including for temporary defensive purposes and to meet liquidity needs, directly in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations and repurchase agreements.

Principal Risks

The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. If you sell your shares when their value is less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Flexible Income and Conservative Balanced Portfolios to:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

The Portfolio has less exposure than the Flexible Income and Conservative Balanced Portfolios to:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Each of the SAM Portfolios is subject to:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Institutional Class Return After Taxes on Distributions
Institutional Class Return After Taxes on Distribution and
Sale of Fund Shares
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Capital Benchmark (80/20) (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital
Benchmark 80/20 are 80% S&P 500 Index and 20% Barclays Capital Aggregate Bond Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
•	Charlie Averill (since 2010), Senior Quantitative Analyst and Portfolio Manager
•	Jill Cuniff (since 2010), President and Portfolio Manager
• Todd Jablonski (since 2010), Portfolio Manager
• Dirk Laschanzky (since 2009), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____ and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page ____ of the Prospectus.

STRATEGIC ASSET MANAGEMENT (“SAM”) STRATEGIC GROWTH PORTFOLIO

Objective: The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Strategic Growth Portfolio should offer investors the potential for a high level of capital growth, and a corresponding level of principal risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009			Class
Management Fees			%
Other Expenses			%

Total Annual Fund Operating Expenses			%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Institutional Class	$ $	$ $

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the
Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio is one of five Strategic Asset Management (“SAM”) Portfolios: Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer the potential for a high level of capital growth, with a corresponding level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds'
equity funds, fixed-income funds and money market fund (“Underlying Funds”). Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:

  generally invests at least 75% of its net assets in equity funds may invest up to 50% of its assets in any single equity fund may invest up to 25% of its assets in any single fixed-income fund as well as cash equivalents

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate

The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

The Portfolio may also invest, including for temporary defensive purposes and to meet liquidity needs, directly in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations and repurchase agreements.

Principal Risks

The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. If you sell your shares when their value is less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Flexible Income and Conservative Balanced Portfolios to:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

The Portfolio has less exposure than the Flexible Income and Conservative Balanced Portfolios to:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Each of the SAM Portfolios is subject to:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Institutional Class Return After Taxes on Distributions
Institutional Class Return After Taxes on Distribution and
Sale of Fund Shares
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Investment Advisor and Sub-Advisor believe the S&P 500 Index is a better representation of the investment universe for this Fund's investment philosophy than the Barclays Capital Aggregate Bond Index or the Russell 3000
Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
•	Charlie Averill (since 2010), Senior Quantitative Analyst and Portfolio Manager
•	Jill Cuniff (since 2010), President and Portfolio Manager
• Todd Jablonski (since 2010), Portfolio Manager
• Dirk Laschanzky (since 2009), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at ____pages and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page ____ of the Prospectus.

MONEY MARKET FUND

Objective: The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009			Class
Management Fees			%
Other Expenses			%

Total Annual Fund Operating Expenses			%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Institutional Class	$ $	$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are
U.S. dollar denominated securities which PGI believes present minimal credit risks. At the time the Fund purchases each security, it is an “eligible security” as defined in the regulations issued under the Investment Company Act of
1940, as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:
• to take advantage of market variations;
•	to generate cash to cover sales of Fund shares by its shareholders; or
• upon revised credit opinions of the security’s issuer.

The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:

securities issued or guaranteed by the U.S. government, including Treasury bills, notes and bonds;
securities issued or guaranteed by agencies or instrumentalities of the U.S. government. These are backed either the full faith and credit of the U.S. government or by the credit of the particular agency or instrumentality;
bank obligations including:
certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or, bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance credit needs;
corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or remaining to maturity;
repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week)
may also have a longer maturity; and
taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers generate taxable income.

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Before the Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.

As with all mutual funds, the value of the Fund’s assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Barclays Capital U.S. Treasury Bellwethers 3 Month Index (reflects no deduction for fees, expenses, or taxes)

To obtain the Fund’s current yield, call 1-800-222-5852.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC

  Tracy Reeg (since 2004), Portfolio Manager
  Alice Robertson (since 2000), Trader

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Intermediary Compensation” at page ___ of the Prospectus.

SHORT-TERM BOND FUND

Objective: The Fund seeks to provide current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009			Class
Management Fees			%
Other Expenses			%

Total Annual Fund Operating Expenses			%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Institutional Class	$ $	$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Principal Investment Strategies

The Fund invests primarily in short-term fixed-income securities. Under normal circumstances, the Fund maintains an effective maturity of four years or less and a dollar-weighted effective maturity of not more than three years. In determining the average effective maturity of the Fund’s assets, the maturity date of a callable security or probable securities may be adjusted to reflect the judgment of PGI regarding the likelihood of the security being called or prepaid. The Fund considers the term “bond” to mean any debt security. Under normal circumstances, it invests at least 80% of its net assets (plus any borrowings for investment purposes) in:

  securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
  debt securities of U.S. issuers rated in the four highest grades by Standard & Poor’s Rating Service or Moody’s Investors Service, Inc. or, if unrated, in the opinion of PGI of comparable quality; and
  mortgage-backed securities representing an interest in a pool of mortgage loans.

The Fund may invest in below-investment-grade fixed-income securities (commonly known as “junk bonds” or “high yield securities”) (rated BB or lower by S&P or Ba or lower by Moody’s).

The Fund may invest in Eurodollar and Yankee Obligations and foreign securities. The Fund may invest in asset-backed securities. The Fund may enter into dollar roll transactions, which may involve leverage. The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Institutional Class Return After Taxes on Distributions
Institutional Class Return After Taxes on Distribution and
Sale of Fund Shares
Barclays Capital Government/Credit 1-3 Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Craig Dawson (since 2005), Portfolio Manager
• Timothy R. Warrick (since 2009), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____ and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page ____ of the Prospectus.

SHORT-TERM INCOME FUND

Objective: The Fund seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009			Class
Management Fees			%
Other Expenses			%

Total Annual Fund Operating Expenses			%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Institutional Class	$ $	$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Principal Investment Strategies
The Fund invests in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated in the four highest grades by Standard & Poor’s Rating Service or Moody’s Investors Service, Inc. or, if unrated, in the opinion of Edge of comparable quality. Under normal circumstances, the Fund maintains an effective maturity of five years or less and a dollar-weighted average duration of three years or less. The Fund’s investments may also include corporate securities, U.S. and foreign government securities, repurchase agreements, mortgage-backed and asset-backed securities, and real estate investment trust securities.

The Fund may invest in foreign fixed-income securities, primarily bonds of foreign governments or their political subdivisions, foreign companies and supranational organizations, including non-U.S. dollar-denominated securities and U.S. dollar-denominated fixed-income securities issued by foreign issuers and foreign branches of U.S. banks. The Fund may invest in preferred securities. The Fund may enter into dollar roll transactions, which may involve leverage. The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets. This Fund may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Institutional Class Return After Taxes on Distributions
Institutional Class Return After Taxes on Distribution and
Sale of Fund Shares
Citigroup Broad Investment Grade Credit 1-3 Years (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Edge Asset Management, Inc. • Scott Peterson (since 2010), Portfolio Manager For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Intermediary Compensation” at page ___ of the Prospectus.

BOND & MORTGAGE SECURITIES FUND

Objective: The Fund seeks to provide current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009			Class
Management Fees			%
Other Expenses			%

Total Annual Fund Operating Expenses			%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Institutional Class	$ $	$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor's Rating Service (“S&P”) or Baa or higher by Moody's Investors Service, Inc. (“Moody's”). These include:

  securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
  asset-backed securities or mortgage-backed securities representing an interest in a pool of mortgage loans or other assets;
  debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody's or, if not rated, of comparable quality in the opinion of the Fund's sub-advisor; and
  securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:

  preferred securities and/or common and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible;
  foreign securities; or
  securities rated BB or lower by S&P or Ba or lower by Moody’s (i.e. less than investment grade (commonly known as “junk bonds”)) but not lower than CCC-(S&P) or Caa3 (Moody's).

The Fund may enter into dollar roll transactions, which may involve leverage. The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

The Fund (i) may actively trade securities to achieve its investment objective, and (ii) may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Institutional Class Return After Taxes on Distributions
Institutional Class Return After Taxes on Distribution and
Sale of Fund Shares
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC

  William C. Armstrong (since 2000), Portfolio Manager
  Timothy R. Warrick (since 2000), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Intermediary Compensation” at page ___ of the Prospectus.

CORE PLUS BOND FUND I

Objective: The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009			Class
Management Fees			%
Other Expenses			%

Total Annual Fund Operating Expenses			%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Institutional Class	$ $	$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Barclays Capital Aggregate Bond Index, which as of June 30, 2008 was 4.70 years.

The Fund invests primarily in investment grade debt securities, but may invest up to 20% of its total assets in high yield securities ("junk bonds") rated Ba or lower by Moody's, or BB or lower by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments of issuers that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest in preferred securities. This Fund may be used as part of a fund of funds strategy and may actively trade portfolio securities in an attempt to achieve its investment objective.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Short Sale Risk. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A Fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Institutional Class Return After Taxes on Distributions
Institutional Class Return After Taxes on Distribution and
Sale of Fund Shares
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Pacific Investment Management Company LLC

• William H. Gross (since 2008), Managing Director, Co-CIO

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Intermediary Compensation” at page ___ of the Prospectus.

GLOBAL DIVERSIFIED INCOME FUND

Objective: The Fund seeks consistent cash income through a diversified, yield-focused investment strategy.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009			Class
Management Fees			%
Other Expenses			%

Total Annual Fund Operating Expenses			%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Institutional Class	$ $	$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking high cash returns, who are willing to accept the risk associated with investing in equities and below-investment-grade fixed income securities.

Principal Investment Strategies
The Fund generally invests a majority of its assets in fixed income asset classes, such as high yield bonds, preferred securities, and emerging market debt securities, in an effort to provide incremental yields over a portfolio of government securities. In addition, the Fund invests in equity securities of global companies principally engaged in the real estate industry and value equities of global companies to provide dividend yields and diversify fixed income-
related risks in the Fund. The Fund may concentrate its investments (invest more than 25% of its net assets) in securities in the real estate industry. The Fund will also invest in master limited partnerships ("MLPs") and other entities in the energy infrastructure sector. The Fund seeks to provide yield by having each sub-advisor focus on those securities offering the best risk-adjusted yields within their respective asset class.

25-45% of the Fund's assets may be invested in high yield and other income-producing securities including corporate bonds, corporate loan participations and assignments, convertible securities, credit default swaps, and securities of companies in bankruptcy proceedings or otherwise in the process of debt restructuring. The "high yield" securities in which the Fund invests are commonly known as "junk bonds" which are rated Ba or lower by Moody's Investor Service, Inc. ("Moody's") or BB or lower by Standard & Poor's Rating Service ("S&P"). These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative with respect to the issuer's ability to pay interest and to repay principal. It is expected that this portion of the Fund will have a weighted average quality rating of B2 as measured by Moody's or B by S&P. The average duration will generally be 2-4 years. Guggenheim manages this portion of the Fund.

5-25% of the Fund's assets may be invested in the real estate industry. The Fund invests in equity securities of global companies principally engaged in the real estate industry ("real estate companies"). A real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITs"), REIT-like entities, and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as building supply manufacturers, mortgage lenders, and mortgage servicing companies. This portion of the Fund may invest in smaller capitalization companies. The Fund also invests in commercial mortgage backed securities, which are bonds that are secured by first mortgages on commercial real estate. Principal-REI manages this portion of the Fund.

10-30% of the Fund's assets may be invested primarily in preferred securities of U.S. companies primarily rated BBB or higher by S&P or Baa by Moody's or, if unrated, of comparable quality in the opinion of the Sub-Advisor. This portion of the Fund focuses primarily on the financial services, REIT, and utility industries. Spectrum manages this portion of the Fund.

5-15% of the Fund's assets may be invested in a diversified portfolio of value equity securities of companies located or operating in developed countries (including the United States) and emerging markets of the world to provide dividend yields. The equity securities will ordinarily be traded on a recognized foreign securities exchange or traded in a foreign over-the-counter market in the country where the issuer is principally based, but may also be traded in other countries including the United States. PGI manages this portion of the Fund.

5-15% of the Fund's assets may be invested in a diversified portfolio of bond issues issued primarily by governments, their agencies, local authorities and instrumentalities and corporate entities domiciled in or exercising the predominant part of their economic activities in emerging markets in Europe, Latin America, Asia, and the Middle East. The target duration for the portfolio will be 2-3 years. The targeted credit quality range will be Baa2 to B3 as measured by Moody's or BBB to B- by S&P. Securities denominated in local currency will be limited to 50% of the portfolio in the aggregate, and, typically, non-dollar currency exposure will not be hedged. PGI manages this portion of the Fund.

5-15% of the Fund's assets may be invested in MLPs and companies that are organized as corporations, limited liability companies or limited partnerships in the energy infrastructure sector. Energy infrastructure companies are engaged in the transportation, storage, processing, refining, marketing, exploration, production, or mining of any mineral or natural resource. The Fund invests primarily in the mid-stream energy infrastructure market, which is comprised mostly of the following: crude oil and refined products pipeline, storage, and terminal assets; natural gas gathering and transportation pipelines, processing, and storage facilities; propane distributors; energy commodity marine transportation (including LNG transportation and processing); and other energy infrastructure assets. Most pipelines do not own the energy products they transport and, as a result, are not directly exposed to commodity price risk. Additionally, the mid-stream pipeline segment is defensive in nature due to its ownership of real long-lived assets, its stable cash flows, and relative insensitivity to commodity price cycles. Tortoise manages this portion of the Fund.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Industry Concentration (Sector). A fund that concentrates investments in a particular industry or group of industries (e.g., real estate, technology financial services) has greater exposure than other funds to market, economic and other factors affecting that industry or sector.

Master Limited Partnership ("MLP") Risk. MLPs are publicly-traded limited partnership interests or units. An MLP that invests in a particular industry (e.g., oil and gas) will be negatively impacted by economic events adversely impacting that industry. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income paid by an MLP to its investors.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Institutional Class Return After Taxes on Distributions
Institutional Class Return After Taxes on Distribution and
Sale of Fund Shares

Barclays Capital U.S. Corporate High Yield - 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Guggenheim Investment Management, LLC

  Richard Lindquist (since 2009), Managing Director
  Patrick Mitchell (since 2009), Managing Director

Principal Global Investors, LLC

  Christopher Ibach (since 2008), Associate Portfolio Manager and Equity Research Analyst
  Mustafa Sagun (since 2008), Chief Investment Officer, Equities Group
  Jon Taylor (since 2009), Managing Director - Fixed Income

Principal Real Estate Investors, LLC

  Simon Hedger (since 2008), Portfolio Manager
  Chris Lepherd (since 2008), Portfolio Manager
  Marc Peterson (since 2009), Managing Director, Portfolio Management
  Kelly D. Rush (since 2008), Portfolio Manager

Spectrum Asset Management, Inc.

  L. Phillip Jacoby (since 2008), Senior Vice President and Portfolio Manager

     • Mark A. Lieb (since 2009), Executive Director and Co-Chief Executive Officer Tortoise Capital Advisors, L.L.C.

  H. Kevin Birzer (since 2009), Senior Managing Director and co-founder
  Zachary A. Hamel (since 2009), Managing Director and co-founder
  Kenneth P. Malvey (since 2009), Managing Director and co-founder
  Terry C. Matlack (since 2009), Managing Director and co-founder
  David J. Schulte (since 2009), Managing Director and co-founder

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Intermediary Compensation” at page ___ of the Prospectus.

HIGH QUALITY INTERMEDIATE-TERM BOND FUND

Objective: The Fund seeks to provide current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009			Class
Management Fees			%
Other Expenses			%

Total Annual Fund Operating Expenses			%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Institutional Class	$ $	$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Principal Investment Strategies
The Fund invests primarily in intermediate term high-quality fixed-income securities. Under normal circumstances, the
Fund maintains an effective maturity of four years or less and a dollar-weighted effective maturity of greater than three and less than ten years. In determining the average effective maturity of the Fund’s assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect PGI’s judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term “bond” to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:
•	securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
•	asset-backed securities and mortgage-backed securities representing an interest in a pool of mortgage loans or other assets;

  debt securities and taxable municipal bonds rated, at the time of purchase, AAA, AA, or A by Standard & Poor’s Rating Service (“S&P”) or Aaa, Aa, or A by Moody’s Investors Service, Inc. (“Moody’s”) or, if not rated, in PGI’s opinion, of comparable quality; and
  securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund’s assets may be invested in:

  preferred securities and/or common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible;
  foreign securities; or
  securities rated less than the three highest grades of S&P or Moody’s but not lower than BBB- (S&P) or Baa3 (Moody’s) (i.e. less than investment grade).

The Fund may enter into dollar roll transactions, which may involve leverage. The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective.

On December 14, 2009, the Board of Directors for Principal Funds, Inc. approved the following proposal: acquisition of the assets of the High Quality Intermediate-Term Bond Fund by the Bond Market Index Fund. The proposal will be submitted for shareholder vote at a Special Meeting of Shareholders of Principal Funds, Inc. tentatively scheduled for May 2010. Additional information about this proposal will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date High Quality Intermediate-Term Bond Fund shareholders in March 2010.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Institutional Class Return After Taxes on Distributions
Institutional Class Return After Taxes on Distribution and
Sale of Fund Shares
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management Investment Advisor: Principal Management Corporation Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC

  William C. Armstrong (since 2002), Portfolio Manager
  Timothy R. Warrick (since 2002), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Intermediary Compensation” at page ___ of the Prospectus.

HIGH YIELD FUND

Objective: The Fund seeks to provide a relatively high level of current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009			Class
Management Fees			%
Other Expenses			%

Total Annual Fund Operating Expenses			%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Institutional Class	$ $	$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund, and who are willing to accept the risks associated with investing in “junk bonds,” foreign securities and emerging markets.

Principal Investment Strategies
The Fund invests primarily in high-yield, below-investment grade fixed-income securities (sometimes called “junk bonds”). The Fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed-income securities (including convertible securities and preferred securities) rated BB or lower by S&P or rated Ba or lower by Moody’s or of equivalent quality as determined by Edge.
The remainder of the Fund’s assets may be invested in any other securities Edge believes are consistent with the
Fund’s objective, including higher rated fixed-income securities, common stocks, real estate investment trusts and other equity securities. The Fund may also invest in securities of foreign issuers, including those located in developing or emerging countries. The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets. This Fund may be used as part of a fund of funds strategy.

During the fiscal year ended October 31, 2008, the average ratings of the Fund’s assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

4.14% in securities rated Aaa	5.02% in securities rated Baa	12.75% in securities rated Caa
0.56% in securities rated Aa	18.71% in securities rated Ba	1.82% in securities rated Ca
4.45% in securities rated A	42.78% in securities rated B	0.02% in securities rated C
9.75% in securities not rated

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Institutional Class Return After Taxes on Distributions
Institutional Class Return After Taxes on Distribution and
Sale of Fund Shares
Citigroup US High Yield Market Capped Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The inception date of the Citigroup US High Yield Market Capped Index is January 2, 2002.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Edge Asset Management, Inc.

  Mark Denkinger (since 2009), Portfolio Manager
  Darren Smith (since 2009), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Intermediary Compensation” at page ___ of the Prospectus.

HIGH YIELD FUND I

Objective: The Fund seeks high current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009			Class
Management Fees			%
Other Expenses			%

Total Annual Fund Operating Expenses			%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Institutional Class	$ $	$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking asset class diversification by investing in a fixed-income mutual fund and who are willing to accept the risks associated with investing in “junk bonds.”

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in high yield, below investment grade quality debt (sometimes called "junk bonds" and rated BB or lower by S&P or rated Ba or lower by Moody’s or of equivalent quality as determined by the Sub-Advisors) and other income-producing securities including, corporate bonds, corporate loan participations and assignments, convertible securities, and preferred securities. The “high yield”
securities in which the FUnd invests are commonly known as “junk bonds.”

Neuberger Berman believes that successful high-yield investing is driven by a strict discipline that seeks to avoid credit deterioration, select securities in which the spread is attractive on a relative value basis, and rotate across credit tiers and industry sectors.

JP Morgan’s rigorous fundamental investment process, driven by the portfolio managers working with the large investment staff, seeks to generate positive alpha through the selection of undervalued securities and sectors that offer relatively attractive total return and risk characteristics.

The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets. This Fund may be used as part of a fund of funds strategy.

During the fiscal year ended October 31, 2008, the average rating of the Fund’s assets, based on market value at each month-end, were as follows (all rating are by Moody’s):

0.00% in securities rated Aaa	5.14% in securities rated Baa	7.39% in securities rated Caa
0.06% in securities rated Aa	40.61% in securities rated Ba	0.80% in securities rated Ca
0.15% in securities rated A	44.94% in securities rated B	0.31% in securities rated C
	0.58% in securities not rated	0.02% in securities rated D

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Institutional Class Return After Taxes on Distributions
Institutional Class Return After Taxes on Distribution and
Sale of Fund Shares
Barclays Capital U.S. Corporate High Yield - 2% Issuer Capped Index
(reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
J.P. Morgan Investment Management, Inc.
•	James Gibson (since 2007), Managing Director, Head High Yield Trader
•	William J. Morgan (since 2007), Managing Director, High Yield Team Leader
•	James P. Shanahan, Jr. (since 2007), Managing Director, Portfolio Manager

Neuberger Berman Fixed Income, LLC previously Lehman Brothers Asset Management LLC
• Ann H. Benjamin (since 2007), Managing Director
•	Thomas P. O’Reilly (since 2007), Managing Director

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages ____ and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page ____ of the Prospectus; and

•	financial intermediary compensation, please turn to “Intermediary Compensation” at page ____ of the Prospectus.

INCOME FUND

Objective: The Fund seeks to provide a high level of current income consistent with preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009			Class
Management Fees			%
Other Expenses			%

Total Annual Fund Operating Expenses			%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Institutional Class	$ $	$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund, and who are willing to accept the risks associated with investing in “junk bonds,” foreign securities, and REIT securities.

Principal Investment Strategies
Under normal circumstances, the Fund invests primarily in a diversified pool of fixed-income securities including corporate securities, U.S. government securities, and mortgage-backed securities (including collateralized mortgage obligations), up to 35% of which may be in below investment-grade fixed-income securities (sometimes called “junk bonds”) (rated BB or lower by S&P or Ba or lower by Moody’s). The Fund may also invest in convertible securities, preferred securities, foreign securities, and real estate investment trust (“REIT”) securities. This Fund may be used as part of a fund of funds strategy.

The Fund may enter into dollar roll transactions, which may involve leverage. The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

During the fiscal year ended October 31, 2008, the average rating of the Fund’s assets, based on market value at each month-end, were as follows (all rating are by Moody’s):

32.77% in securities rated Aaa	30.72% in securities rated Baa	2.14% in securities rated Caa
6.85% in securities rated Aa	4.58% in securities rated Ba	0.00% in securities rated Ca
11.36% in securities rated A	9.45% in securities rated B	0.04% in securities rated C
2.09% in securities not rated

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Institutional Class Return After Taxes on Distributions
Institutional Class Return After Taxes on Distribution and
Sale of Fund Shares
Citigroup Broad Investment-Grade Bond Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• John R. Friedl (since 2005), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Intermediary Compensation” at page ___ of the Prospectus.

INFLATION PROTECTION FUND

Objective: The Fund seeks to provide current income and real (after inflation) total returns.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009			Class
Management Fees			%
Other Expenses			%

Total Annual Fund Operating Expenses			%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Institutional Class	$ $	$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors who want their income and principal investments to keep pace with inflation over time.

Principal Investment Strategies
The fund normally invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S.
governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.
"Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The fund maintains an average portfolio duration that is within ±20% of the duration of the
Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index.

The fund may invest in non-investment grade bonds (high yield or junk bonds) (rated BB or lower by S&P or Ba or lower by Moody’s) or securities of emerging market issuers. The fund may also invest in foreign securities.

The fund may also purchase: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations ("CMOs"), investment grade corporate bonds and asset-backed securities. Securities are purchased for the fund when the management team believes that they have the potential for above average real return.

The Fund may enter into dollar roll transactions, which may involve leverage. The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets. The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies. This Fund may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Institutional Class Return After Taxes on Distributions
Institutional Class Return After Taxes on Distribution and
Sale of Fund Shares
Barclays Capital US Treasury TIPS Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): BlackRock Financial Management, Inc.

  Adam Bowman (since 2010), Director
  Stuart Spodek (since 2008), Managing Director
  Brian Weinstein (since 2008), Managing Director

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Intermediary Compensation” at page ___ of the Prospectus.

GOVERNMENT & HIGH QUALITY BOND FUND (PREVIOUSLY MORTGAGE SECURITIES FUND)

Objective: The Fund seeks to provide a high level of current income consistent with safety and liquidity.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009			Class
Management Fees			%
Other Expenses			%

Total Annual Fund Operating Expenses			%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Institutional Class	$ $	$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Principal Investment Strategies
Under normal circumstances, the Fund seeks to achieve its investment objective by investing primarily (at least 80%
of its net assets, plus any borrowings for investment purposes) in securities issued by the U.S. government, its agencies or instrumentalities or securities that are rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including but not limited to mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities, including repurchase agreements.

The Fund may also invest in mortgage-backed securities that are not issued by the U.S. government, its agencies or instrumentalities or rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including collateralized mortgage obligations, and in other obligations that are secured by mortgages or mortgage-backed securities, including repurchase agreements. The Fund may also invest in dollar rolls, which may involve leverage.

The Fund may enter into dollar roll transactions, which may involve leverage.The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets. This Fund may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Industry Concentration (Sector). A fund that concentrates investments in a particular industry or group of industries (e.g., real estate, technology financial services) has greater exposure than other funds to market, economic and other factors affecting that industry or sector.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Institutional Class Return After Taxes on Distributions
Institutional Class Return After Taxes on Distribution and
Sale of Fund Shares
Citigroup Mortgage Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Edge Asset Management, Inc. • Scott Peterson (since 2010), Portfolio Manager For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Intermediary Compensation” at page ___ of the Prospectus.

PREFERRED SECURITIES FUND

Objective: The Fund seeks to provide current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
For the year ended October 31, 2009			Class
Management Fees			%
Other Expenses			%

Total Annual Fund Operating Expenses			%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Institutional Class	$ $	$ $

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors who are seeking dividends to generate income or to be reinvested for growth and are willing to accept fluctuations in the value of the investment.

Principal Investment Strategies
The Fund invests primarily in preferred securities of companies rated BBB or higher by Standard & Poor’s Rating
Service (“S&P”) or Moody’s Investor Service, Inc. (“Moody’s”) or, if unrated, of comparable quality in the opinion of
Spectrum. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in preferred securities. The Fund focuses primarily on the financial services (i.e., banking, insurance and commercial finance), Real Estate Investment Trust (i.e. REIT) and utility industries. The rest of the
Fund’s assets may be invested in common stocks, debt securities (including securities rated BB or lower by S&P or rated Ba or lower by Moody’s), foreign securities, and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Preferred securities generally pay fixed rate dividends (though some are adjustable rate) and typically have “preference” over common stock in the payment of dividends and the liquidation of a company’s assets - preference means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders’ claims on assets in a corporate liquidation.

Spectrum seeks to build a portfolio within the context of the eligible universe of preferred securities. For a security to be considered for the Fund, Spectrum will assess the credit risk within the context of the yield available on the preferred. The yield needs to be attractive in comparison to the rating, expected credit trend and senior debt spread of the same issuer. Spectrum considers features such as call protection, subordination and option adjusted spreads to ensure that the selected issue provides a sufficient yield to justify its inclusion in the portfolio.

The Fund is considered non-diversified and can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund’s share price than would occur in a more diversified fund. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective This Fund may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Industry Concentration (Sector). A fund that concentrates investments in a particular industry or group of industries (e.g., real estate, technology financial services) has greater exposure than other funds to market, economic and other factors affecting that industry or sector.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of companies and is more likely than more diversified funds to be significantly affected by a specific stock's poor performance.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.
Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Institutional Class Return Before Taxes	%	%	%
Institutional Class Return After Taxes on Distributions
Institutional Class Return After Taxes on Distribution and
Sale of Fund Shares

Merrill Lynch Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses, or taxes)
Barclays Capital U.S. Tier I Capital Securities Index (reflects no deduction for fees, expenses, or taxes)
Preferreds Blended Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Preferreds Blended Index are 65% Merrill Lynch Fixed Rate Preferred Securities Index and 35% Barclays Capital U.S. Tier I Capital Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Spectrum Asset Management, Inc.

  L. Phillip Jacoby (since 2002), Senior Vice President and Portfolio Manager
  Mark A. Lieb (since 2009), Executive Director and Co-Chief Executive Officer

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Intermediary Compensation” at page ___ of the Prospectus.

PURCHASE OF FUND SHARES

Only eligible purchasers may buy Institutional Class shares of the Funds. At the present time, eligible purchasers include but are not limited to:

  retirement and pension plans to which Principal Life Insurance Company (“Principal Life”) provides recordkeeping services;
  separate accounts of Principal Life;
  Principal Life or any of its subsidiaries or affiliates;
  any fund distributed by Principal Funds Distributor, Inc. if the fund seeks to achieve its investment objective by investing primarily in shares of mutual funds;
  clients of Principal Global Investors, LLC.;
  sponsors, recordkeepers, or administrators of wrap account or mutual fund asset allocation programs or participants in those programs;
  certain pension plans;
  certain retirement account investment vehicles administered by foreign or domestic pension plans;
  an investor who buys shares through an omnibus account with certain intermediaries, such as a broker-dealer, bank, or other financial institution, pursuant to a written agreement; and
  certain institutional clients that have been approved by Principal Life for purposes of providing plan record keeping.

Principal Management Corporation reserves the right to broaden or limit the designation of eligible purchasers. Not all of the Funds are offered in every state. Please check with your financial advisor or our home office for state availability.

Shares may be purchased from Principal Funds Distributor, Inc. (“the Distributor”). The Distributor is an affiliate of Principal Life Insurance Company and with it are subsidiaries of Principal Financial Group, Inc. and members of the Principal Financial Group. There are no sales charges on Institutional Class shares of the Fund. There are no restrictions on amounts to be invested in Institutional Class shares of the Fund.

Shareholder accounts for the Fund are maintained under an open account system. Under this system, an account is opened and maintained for each investor (generally an omnibus account or an institutional investor). Each investment is confirmed by sending the investor a statement of account showing the current purchase or sale and the total number of shares owned. The statement of account is treated by the Fund as evidence of ownership of Fund shares. Share certificates are not issued.

The Fund may reject or cancel any purchase orders for any reason. For example, the Fund does not intend to permit market timing because short-term or other excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Fund may reject any purchase orders from market timers or investors that, in Principal’s opinion, may be disruptive to the Fund. For these purposes, Principal may consider an investor’s trading history in the Fund or other Funds sponsored by Principal Life and accounts under common ownership or control.

Payments are to be made via personal or financial institution check (for example, a bank or cashier's check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, money orders, travelers' checks, credit card checks, and foreign checks.

Principal may recommend to the Board, and the Board may elect, to close certain funds to new and existing investors.

NOTE: No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this prospectus may not be relied upon as having been provided or made by Principal Funds, a Fund, Principal, any Sub-Advisor, or PFD.

REDEMPTION OF FUND SHARES

You may redeem shares of the Fund upon request. There is no charge for the redemption. Shares are redeemed at the NAV per share next computed after the request is received by the Fund in proper and complete form.

The Fund generally sends payment for shares sold the business day after the sell order is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Distributions in Kind. Payment for shares of the Funds tendered for redemption is ordinarily made by check. However, the Funds may determine that it would be detrimental to the remaining shareholders of a Fund to make payment of a redemption order wholly or partly in cash. Under certain circumstances, therefore, each of the Funds may pay the redemption proceeds in whole or in part by a distribution “in kind” of securities from the Fund’s portfolio in lieu of cash. If a Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. Each Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described in this prospectus.

Redemption fees. The Fund board of directors has determined that it is not necessary to impose a fee upon the redemption of fund shares, because the Fund has adopted transfer restrictions as described in “Exchange of Fund Shares.”

EXCHANGE OF FUND SHARES

An exchange between Funds is a redemption of shares of one Fund and a concurrent purchase of shares in another Fund with the redemption proceeds. A shareholder, including a beneficial owner of shares held in nominee name or a participant in a participant-directed employee benefit plan, may exchange Fund shares under certain circumstances. In addition to any restrictions an intermediary or an employee benefit plan imposes, Fund shares may be exchanged, without charge, for shares of any other Fund of the Principal Funds, provided that:

  the shareholder has not exchanged shares of the Fund within 30 days preceding the exchange, unless the shareholder is exchanging into the Money Market Fund, the share class of such other Fund is available through the plan, and the share class of such other Fund is available in the shareholder’s state of residence.

All exchanges completed on the same day are considered a single exchange for purposes of this exchange limitation. In addition, the Fund will reject an order to purchase shares of any Fund, except shares of the Money Market Fund, if the shareholder redeemed shares from that Fund within the preceding 30-day period. The 30-day exchange or purchase restriction does not apply to exchanges or purchases made on a scheduled basis such as scheduled periodic portfolio rebalancing transactions.

If Fund shares are purchased through an intermediary that is unable or unwilling to impose the 30-day exchange restriction described above, Fund management may waive this restriction in lieu of the exchange limitation that the intermediary is able to impose if, in management’s judgment, such limitation is reasonably likely to prevent excessive trading in Fund shares. In order to prevent excessive exchanges, and under other circumstances where the Fund Board of Directors or the Manager believes it is in the best interests of the Fund, the Fund reserves the right to revise or terminate this exchange privilege, limit the amount or further limit the number of exchanges, reject any exchange or close an account.

TAX CONSIDERATIONS

Shareholders are responsible for federal income tax (and any other taxes, including state and local income taxes, if applicable) on dividends and capital gains distributions whether such dividends or distributions are paid in cash or reinvested in additional shares. Special tax rules apply to distributions from IRAs and other retirement accounts. You should consult a tax advisor to determine the suitability of the Fund as an investment by such a plan and the tax treatment of Fund distributions.

Generally, dividends paid by the Funds from interest, dividends, or net short-term capital gains will be taxed as ordinary income. Distributions properly designated by the Fund as deriving from net gains on securities held for more than one year are taxable as such (generally at a 15% tax rate), regardless of how long you have held your shares. For taxable years beginning before January 1, 2011, distributions of investment income properly designated by the Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gains.

Investments by a Fund in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of the Funds that invest in foreign securities may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Early in each calendar year, each Fund will notify you of the amount and tax status of distributions paid to you for the preceding year.

A dividend or distribution made shortly after the purchase of shares of a Fund by a shareholder, although in effect a return of capital to that shareholder, would be taxable to that shareholder as described above, subject to a holding period requirement for dividends designated as qualified dividend income.

Because of tax law requirements, you must provide the Funds with an accurate and certified taxpayer identification number (for individuals, generally a Social Security number) to avoid “back-up” withholding, which is currently imposed at a rate of 28%.

Any gain resulting from the sale, redemption, or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state, and local taxes.

Investments by a Fund in certain debt instruments or derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under the Internal Revenue Code. The Fund’s use of derivatives will also affect the amount, timing, and character of the Fund’s distributions.

The information contained in this prospectus is not a complete description of the federal, state, local, or foreign tax consequences of investing in the Fund. You should consult your tax advisor before investing in the Fund.

INTERMEDIARY COMPENSATION

Principal or its affiliates, on behalf of Principal Funds, may enter into agreements with intermediaries pursuant to which the intermediaries will receive payments for providing administrative, networking, recordkeeping, sub-transfer agency and/or shareholder services relating to fund shares. Intermediaries may include, among others, broker-dealers, registered investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators, and insurance companies. The Fund will pay, or reimburse Principal or its affiliates for, such fees payable to intermediaries. Although such payments made by the Fund in any given year may vary, such payments by the Fund will generally not exceed 0.10% of the average net asset value of fund shares held by clients of such intermediary. In addition, Principal or its affiliates may pay compensation, from their own resources, to certain intermediaries that support the distribution or sale of shares of the Fund or provide services to Fund shareholders. For more information, see the Statement of Additional Information (SAI). The amounts paid to intermediaries vary by share class and by fund.

Such payments to intermediaries may create an incentive for the intermediary or its Financial Professionals to recommend or sell shares of the Fund to you. If one mutual fund sponsor makes greater distribution assistance payments than another, your Financial Professional and his or her intermediary may have an incentive to recommend one fund complex over another. Similarly, if your Financial Professional or his or her intermediary receives more compensation for one fund or share class versus another, then they may have an incentive to recommend that fund or share class.

Please speak with your Financial Professional to learn more about the total amounts paid to your Financial Professional and his or her intermediary by Principal and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also carefully review disclosures made by your Financial Professional at the time of purchase.

Your intermediary may charge fees and commissions, including processing fees, in addition to those described in this prospectus. The amount and applicability of any such fee is determined and disclosed separately by the intermediary. You should ask your Financial Professional for information about any fees and/or commissions that are charged.

THE COSTS OF INVESTING

Fees and Expenses of the Funds

Fund shares are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Funds purchased with reinvested dividends or other distributions.

In addition to the ongoing fees listed below, the Institutional Class of the Funds may pay a portion of investment related expenses (e.g., interest on reverse repurchase agreements) that are allocated to all classes of the Funds.

Ongoing Fees

Ongoing Fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Funds.

Each Principal LifeTime Fund and SAM Portfolio, as a shareholder in the underlying funds, bears its pro rata share of the operating expenses incurred by each underlying fund. The investment return of each Principal LifeTime Fund and SAM Portfolio is net of the underlying funds’ operating expenses.

Each Fund pays ongoing fees to the Manager and others who provide services to the Fund. These fees include:

  Management Fee – Through the Management Agreement with the Fund, Principal has agreed to provide investment advisory services and corporate administrative services to the Fund.
  Transfer Agent Fee – Principal Shareholder Services, Inc. (“PSS”) has entered into a Transfer Agency Agreement with the Fund under which PSS provides transfer agent services to the Institutional Class shares of the Fund.
  These services are currently provided at cost. Institutional Class shares of the Funds also pay expenses of registering and qualifying shares for sale, the cost of producing and distributing reports and prospectuses to Institutional Class shareholders, the cost of shareholder meetings held solely for Institutional Class shares, and other operating expenses of the Fund.
  Other Expenses – A portion of expenses that are allocated to all classes of the Fund.
  Acquired Fund Fees and Expenses - fees and expenses charged by other investment companies in which a Fund invests a portion of its assets.

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS

Each Fund’s investment objective is described in the summary description of each Fund. The Board of Directors may change a Fund’s objective or the investment strategies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to the Fund’s investment objective or investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will meet its objective.

Each Fund is designed to be a portion of an investor's portfolio. None of the Funds is intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions. Each Fund is subject to Underlying Fund Risk to the extent that a fund of funds invests in the Fund. It is possible to lose money by investing in the Funds.

The information in the remainder of this section does not apply directly to the Principal LifeTime Funds or the Strategic Asset Management (“SAM”) Portfolios, except to the extent the Principal LifeTime Funds or SAM Portfolios invest in securities other than shares of the underlying funds. The SAI contains additional information about investment strategies and their related risks.

Securities and Investment Practices

Market Volatility. The value of a fund’s portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights (a right is an offering of common stock to investors who currently own shares which entitle them to buy subsequent issues at a discount from the offering price), and warrants (a warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price). Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors (some examples include investment grade corporate bonds, mortgage-backed securities, U.S. government securities and asset-backed securities). The issuer generally pays the investor a fixed, variable, or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

Interest Rate Changes. Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.

Credit Risk. Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or “junk” bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.

Credit and Counterparty Risk. Each of the Funds is subject to the risk that the issuer or guarantor of a fixed-income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Liquidity Risk. A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Securities Lending Risk. To earn additional income, each Fund may lend portfolio securities to approved financial institutions. Risks of such a practice include the possibility that a financial institution becomes insolvent, increasing the likelihood that the Fund will be unable to recover the loaned security or its value. Further, the cash collateral received by the Fund in connection with such a loan may be invested in a security that subsequently loses value.

Repurchase Agreements and Loaned Securities

Although not a principal investment strategy, some Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association, or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with parties a Sub-Advisor deems creditworthy (those that are large, well-capitalized and well-established financial institutions). In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.

Funds may lend their portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions. These transactions involve a risk of loss to the Fund if the counterparty should fail to return such securities to the Fund upon demand or if the counterparty’s collateral invested by the Fund declines in value as a result of investment losses.

Bank Loans (also known as Senior Floating Rate Interests)

Some of the funds invest in bank loans. Bank loans hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral, and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Bank loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the bank loan. Bank loans are rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Bank loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Bank loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the borrower to repay, prepayments of senior floating rate interests may occur.

Currency Contracts

The Funds may each enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging and other purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a Fund’s Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund’s investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.

Forward Commitments

Although not a principal investment strategy, each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of the Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

Real Estate Investment Trusts

The Funds, except the Money Market Fund, may invest in real estate investment trust securities, herein referred to as “REITs.” In addition, the Global Diversified Income, Global Real Estate Securities, and Real Estate Securities Funds typically invest a significant portion of their net assets in REITs. REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. As an investor in a REIT, the Fund will be subject to the REIT’s expenses, including management fees, and will remain subject to the Fund’s advisory fees with respect to the assets so invested. REIT’s are also subject to the possibilities of failing to qualify for the special tax treatment accorded REITs under the Code, and failing to maintain their exemptions from registration under the 1940 Act.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities.

High Yield Securities

The Bond & Mortgage Securities, Core Plus Bond I, Equity Income, Global Diversified Income, High Yield, High Yield I, Income, Inflation Protection, Principal Capital Appreciation, Short-Term Bond, and Short-Term Income Funds may invest in debt securities rated BB or lower by S&P or Ba or lower by Moody’s or, if not rated, determined to be of equivalent quality by the Manager or the Sub-Advisor. Such securities are sometimes referred to as high yield or “junk bonds” and are considered speculative. Each of the Principal LifeTime Funds and Strategic Asset Management Portfolios may invest in underlying funds that may invest in such securities.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.

The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund’s shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.

The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Manager or Sub-Advisor thinks it is in the best interest of shareholders.

Municipal Obligations and AMT-Subject Bonds

The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. General obligation bonds are secured by the issuer’s pledge of its full faith and credit, with either limited or unlimited taxing power for the payment of principal and interest. Revenue bonds are not supported by the issuer’s full taxing authority. Generally, they are payable only from the revenues of a particular facility, a class of facilities, or the proceeds of another specific revenue source.

“AMT-subject bonds” are municipal obligations issued to finance certain “private activities,” such as bonds used to finance airports, housing projects, student loan programs, and water and sewer projects. Interest on AMT-subject bonds is an item of tax preference for purposes of the federal individual alternative minimum tax (“AMT”) and will also give rise to corporate alternative minimum taxes. See “Tax Considerations” for a discussion of the tax consequences of investing in the Funds.

Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect upon the ability of the Fund to purchase sufficient amounts of tax-exempt securities.

Initial Public Offerings (“IPOs”)

Certain of the Funds may invest in IPOs. An IPO is a company’s first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.

When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders.

Derivatives

To the extent permitted by its investment objectives and policies, each of the Funds (except Money Market) may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices, or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The Funds may enter into put or call options, futures contracts, options on futures contracts, over-the-counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps), and forward currency contracts for both hedging and non-hedging purposes.

Generally, no Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund or the reference currency relates to an eligible investment for the Fund.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:

  the risk that the underlying security, interest rate, market index, or other financial asset will not move in the direction the Manager or Sub-Advisor anticipated;
  the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
  the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund’s initial investment; and
  the possibility that the counterparty may fail to perform its obligations.

Exchange Traded Funds (ETFs)

These are a type of index or actively managed fund bought and sold on a securities exchange. An ETF trades like common stock. Shares in an index ETF represent an interest in a fixed portfolio of securities designed to track a particular market index. The Funds could purchase shares issued by an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although ETFs have management fees that increase their costs. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.

Convertible Securities

Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.

Preferred Securities

Preferred securities generally pay fixed rate dividends (though some are adjustable rate) and typically have “preference” over common stock in the payment of dividends and the liquidation of a company’s assets - preference means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders’ claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed income securities - the fixed-income payments are expected to be the primary source of long-term investment return.

Preferred securities share many investment characteristics with bonds; therefore, the risks and potential rewards of investing in the Fund are more similar to those associated with a bond fund than a stock fund.

Foreign Investing

As a principal investment strategy, the Diversified International, Global Diversified Income, Global Real Estate Securities, International Emerging Markets, International Growth, International I, and International Value I Funds may invest Fund assets in securities of foreign companies. The other Funds may invest in securities of foreign companies but not as a principal investment strategy. For the purpose of this restriction, foreign companies are:

  companies with their principal place of business or principal office outside the U.S. or companies for which the principal securities trading market is outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund’s investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation, or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund’s portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.

Investments in companies of developing (also called “emerging”) countries are subject to higher risks than investments in companies in more developed countries. These risks include:

  increased social, political, and economic instability;
  a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
  lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
  foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;

  relatively new capital market structure or market-oriented economy;
  the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
  restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
  possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial and, in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Small and Medium Capitalization Companies

The Funds may invest in securities of companies with small- or mid-sized market capitalizations. The Bond & Mortgage Securities, Core Plus Bond I, Disciplined LargeCap Blend, Global Diversified Income, High Quality Intermediate-Term Bond, High Yield, High Yield I, Income, Inflation Protection, International I, International Value I, LargeCap Blend I, LargeCap Blend II, LargeCap Growth, LargeCap Growth I, LargeCap Growth II, LargeCap S&P 500 Index, LargeCap Value, LargeCap Value I, LargeCap Value III, Money Market, Preferred Securities, Real Estate Securities, Short-Term Bond, and Short-Term Income Funds may hold securities of small and medium capitalization companies but not as a principal investment strategy. Market capitalization is defined as total current market value of a company’s outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources, or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company’s growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company’s management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.

Master Limited Partnerships

Certain Funds invest in master limited partnerships (“MLPs”). MLPs tend to pay relatively higher distributions than other types of companies. The amount of cash that each individual MLP can distribute to its partners will depend on the amount of cash it generates from operations, which will vary from quarter to quarter depending on factors affecting the market generally and on factors affecting the particular business lines of the MLP. Available cash will also depend on the MLPs' level of operating costs (including incentive distributions to the general partner), level of capital expenditures, debt service requirements, acquisition costs (if any), fluctuations in working capital needs and other factors. The benefit derived from investment in MLPs depends largely on the MLPs being treated as partnerships for federal income tax purposes. As a partnership, an MLP has no federal income tax liability at the entity level. If, as a result of a change in current law or a change in an MLP's business, an MLP were treated as a corporation for federal income tax purposes, the MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution would be reduced and the distributions received might be taxed entirely as dividend income.

Royalty Trusts

A royalty trust generally acquires an interest in natural resource or chemical companies and distributes the income it receives to its investors. A sustained decline in demand for natural resource and related products could adversely affect royalty trust revenues and cash flows. Such a decline could result from a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand. Rising interest rates could adversely impact the performance, and limit the capital appreciation, of royalty trusts because of the increased availability of alternative investments at more competitive yields. Fund shareholders will indirectly bear their proportionate share of the royalty trusts' expenses.

Temporary Defensive Measures

From time to time, as part of its investment strategy, each Fund (other than the Money Market Fund which may invest in high-quality money market securities at any time) may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions. To the extent that the Fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers’ acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks, and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, the Fund may fail to achieve its investment objective.

Fund of Funds

The performance and risks of each Principal LifeTime Fund and Strategic Asset Management (“SAM”) Portfolio directly corresponds to the performance and risks of the underlying funds in which the Fund or Portfolio invests. By investing in many underlying funds, the Principal LifeTime Funds and the SAM Portfolios have partial exposure to the risks of many different areas of the market. The more a Principal LifeTime Fund or SAM Portfolio allocates to stock funds, the greater the expected risk. Funds of funds can be subject to payment in kind liquidity risk: If an underlying fund pays a redemption request by the Fund wholly or partly by a distribution-in-kind of portfolio securities rather than in cash, the Fund may hold such portfolio securities until its subadvisor determines that it is appropriate to dispose of them.

Each Principal LifeTime Fund and SAM Portfolio indirectly bears its pro-rata share of the expenses of the Underlying Funds in which it invests, as well as directly incurring expenses. Therefore, investment in a Principal LifeTime Fund or SAM Portfolio is more costly than investing directly in shares of the Underlying Funds.

If you are considering investing in a Principal LifeTime Fund, you should take into account your estimated retirement date and risk tolerance. In general, each Principal LifeTime Fund is managed with the assumption that the investor will invest in a Principal LifeTime Fund whose stated date is closest to the date the shareholder retires. Choosing a Fund targeting an earlier date represents a more conservative choice; targeting a Fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the Fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal. Investors should realize that the Principal LifeTime Funds are not a complete solution to their retirement needs. Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.

Portfolio Turnover

“Portfolio Turnover” is the term used in the industry for measuring the amount of trading that occurs in a fund’s portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year. Funds that engage in active trading may have higher portfolio turnover rates.

Funds with high turnover rates (more than 100%) often have higher transaction costs (that are paid by the Fund) which may lower the Fund’s performance and may generate short-term capital gains (on which taxes may be imposed even if no shares of the Fund are sold during the year). No turnover rate can be calculated for the Money Market Fund because of the short maturities of the securities in which it invests. Turnover rates for each of the other Funds may be found in the Fund’s Financial Highlights table.

Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders. You should also be aware that the “total return” line in the Financial Highlights section reflects portfolio turnover costs.

Management Risk. The Funds (except the Funds with "Index" in the name) are actively managed and prepared to invest in securities, sectors, or industries differently from the benchmark. For all Funds, if a sub-advisor's investment strategies do not perform as expected, the Fund could underperform other funds with similar investment objectives or lose money.

MANAGEMENT OF THE FUNDS

The Manager

Principal Management Corporation (“Principal”) serves as the manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

On or about July 1, 2009, Principal will provide investment advisory services with respect to 10-40% of the assets of the following Funds: International Fund I, International Value Fund I, LargeCap Blend Fund II, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap Value Fund I, LargeCap Value Fund III, MidCap Growth Fund III, MidCap Value Fund I, SmallCap Growth Fund I, SmallCap Growth Fund II, SmallCap Value Fund I, and SmallCap Value Fund II. The remaining assets in each of these Funds will be managed by the sub-advisor(s) named in the prospectus.

Principal will provide these investment advisory services through a portfolio manager who will function as a co-employee of Principal and Principal Global Investors, LLC ("PGI") under an investment service agreement. Through the agreement, the portfolio manager will have access to PGI's equity management processes, systems, staff, proprietary quantitative model, portfolio construction disciplines, experienced portfolio management, and quantitative research staff. This portfolio manager will also have access to PGI's trading staff and trade execution capabilities along with PGI's order management system, pre- and post-trade compliance system, portfolio accounting system and performance attribution and risk management system. Mariateresa Monaco is the lead portfolio manager for the 10-40% of the assets to which Principal will provide investment advisory services

Mariateresa Monaco. Ms. Monaco has worked as a portfolio manager for Principal since 2009. Previously, she worked as a portfolio manager for Principal Global Investors, LLC, where she worked as a portfolio manager since 2005. Prior to that, Ms. Monaco worked for Fidelity Management and Research. She earned a Master’s degree in Electrical Engineering from Politecnico di Torino, Italy, a Master’s degree in Electrical Engineering from Northeastern University, and an MBA from the Sloan School of Management at the Massachusetts Institute of Technology.

Principal provides a substantial part of the investment advisory services to each of the Principal LifeTime Funds directly, while engaging PGI as a sub-advisor to provide asset allocation services to the Funds. The portfolio managers Principal has appointed for each Principal LifeTime Fund are James Fennessey, Michael P. Finnegan, and Randy L. Welch. The portfolio managers PGI has appointed for each Principal LifeTime Fund are David M. Blake, Tim Dunbar, and Dirk Laschanzky. Messrs. Fennessey, Finnegan, Welch, Blake, Dunbar, and Laschanzky share day-today management of the Principal LifeTime Funds according to their respective responsibilities which are described as follows. On behalf of PGI, Messrs. Blake, Dunbar, and Laschanzky develop, implement, and monitor the Fund’s strategic or long-term asset class targets and target ranges. On behalf of Principal, Messrs. Fennessey, Finnegan, and Welch implement the strategic asset allocation Messrs. Blake, Dunbar, and Laschanzky set, operating as a team, sharing authority and responsibility for research with no limitation on the authority of one portfolio manager in relation to another.

James W. Fennessey, CFA. Mr. Fennessey is a Vice President of Principal Management Corporation. Mr. Fennessey joined the Principal Financial Group in 2000. He is the Head of the Manager Research Team that is responsible for analyzing, interpreting and coordinating investment performance data and evaluation of the investment managers under the due diligence program that monitors investment managers used by the Principal Funds. Mr. Fennessey graduated from Truman State University with a BS in Business Administration, with an emphasis in Finance, and a minor in Economics. He has earned the right to use the Chartered Financial Analyst designation. He has had responsibility for the Principal LifeTime 2010, 2020, 2030, 2040, 2050, and Strategic Income Funds since 2007 and the Principal LifeTime 2015, 2025, 2035, 2045, and 2055 Funds since 2008.

Michael P. Finnegan, CFA. Mr. Finnegan is Chief Investment Officer for Principal Management Corporation.

Mr. Finnegan joined the Principal Financial Group in May of 2001 and leads the Investment Services group. As head of Investment Services, Mr. Finnegan is primarily responsible for developing and implementing Principal’s investment and product development strategies. Prior to joining Principal, Mr. Finnegan worked for Wilshire Associates’ consulting division providing investment consulting and client service to large institutional clients. Mr. Finnegan has earned the right to use the Chartered Financial Analyst designation and is a member of the ICFA and the Iowa Society of Financial Analysts. He received an M.A. in Finance from the University of Iowa and a B.B.A. in Finance from Iowa State University. He has had responsibility for the Principal LifeTime 2010, 2020, 2030, 2040, 2050, and Strategic Income Funds since 2007 and the Principal LifeTime 2015, 2025, 2035, 2045, and 2055 Funds since 2008.

Randy L. Welch. Mr. Welch is a Vice President of Principal Management Corporation. Mr. Welch joined the Principal Financial Group in 1989 and oversees the functions of the Investment Services group, which includes investment manager research, investment consulting, performance analysis, and investment communication. He is also responsible for the due diligence program that monitors investment managers used by the Principal Funds. Mr. Welch is an affiliate member of the Chartered Financial Analysts (CFA) Institute. Mr. Welch earned his undergraduate degree from Grand View College and an MBA from Drake University. He has had responsibility for the Principal LifeTime 2010, 2020, 2030, 2040, 2050, and Strategic Income Funds since 2007 and the Principal LifeTime 2015, 2025, 2035, 2045, and 2055 Funds since 2008.

Cash Management Program

Each fund has cash available in its portfolios to meet redemption requests and to pay expenses. Additionally, funds receive cash flows when shareholders purchase shares. Principal will invest the cash, which comprises a very small portion of the funds' portfolios, in money market investments and in stock index futures contracts based on the Fund's market cap to gain exposure to the market. Stock index futures provide returns similar to those of common stocks. Principal believes that, over the long term, this strategy will enhance the investment performance of the Funds. Principal has implemented a cash management program for the following Funds: International I, International Value I, LargeCap Blend I, LargeCap Blend II, LargeCap Growth I, LargeCap Growth II, LargeCap Value I, LargeCap Value III, MidCap Growth III, MidCap Value I, SmallCap Growth I, SmallCap Growth II, SmallCap Value I, and SmallCap Value II.

The Sub-Advisors

Principal has signed contracts with various Sub-Advisors. Under the sub-advisory agreements, the Sub-Advisor agrees to assume the obligations of Principal to provide investment advisory services to the portion of the assets for a specific Fund allocated to it by Principal. For these services, Principal pays the Sub-Advisor a fee.

Principal or the Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

Several of the Funds have multiple Sub-Advisors. For those Funds, a team at Principal, consisting of Jessica Bush, James Fennessey and Randy Welch, determines the portion of the Fund's assets each Sub-Advisor will manage and may, from time-to-time, reallocate Fund assets between the Sub-Advisors. For the Global Diversified Income Fund, Michael Finnegan and Kelly Grossman determine the portion of the Fund's assets each Sub-Advisor will manage and may, from time-to-time, reallocate Fund assets between the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors occur as a Sub-Advisor liquidates assets in the normal course of portfolio management or with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

Jessica S. Bush, CFA. Ms. Bush joined the Principal Financial Group in 2006. Prior to joining the Principal Financial Group she spent over three years at Putnam Investments. She is a member of the Manager Research Team that is responsible for analyzing, interpreting and coordinating investment performance data and evaluation of the sub-advisors under the due diligence program that monitors investment managers used by the Principal Funds. Ms. Bush earned a Bachelors degree in Business Administration from the University of Michigan. She has earned the right to use the Chartered Financial Analyst designation.

Kelly Grossman. Ms. Grossman is Senior Product Manager at Principal. Prior to that, she was a Managing Director within the Capital Markets and Structured Products Group at Principal Global Investors. Ms. Grossman earned bachelors degrees in mathematics and computer science from the University of Northern Iowa. She is a fellow of the Society of Actuaries and a member of the American Academy of Actuaries.

The Fund summaries identified the portfolio managers and the funds they manage. Additional information about the portfolio managers follows. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Fund.

Sub-Advisor: AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, NY 10105, was founded in 1971 as an independent investment advisor registered with the SEC

The portfolio managers listed below for the SmallCap Growth Fund I operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

The management of, and investment decisions for, the LargeCap Value Fund III portfolio are currently made by the North American Investment Policy Group. Joseph G. Paul, David Yuen, Marilyn G. Fedak, Christopher W. Marx, and John D. Phillips are the persons with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

Bruce K. Aronow has been with AllianceBernstein since 1999. He earned a BA in Philosophy and Economics from Colgate University. Mr. Aronow has earned the right to use the Chartered Financial Analyst designation.

Marilyn G. Fedak has been with AllianceBernstein since 1984. She earned a BA from Smith College and an MBA from Harvard University. Ms. Fedak has earned the right to use the Chartered Financial Analyst designation.

Michael W. Doherty has been with AllianceBernstein since 1999. He has worked in the investment field since 1983.

N. Kumar Kirpalani has been with AllianceBernstein since 1999, He earned a BTech from the Indian Institute of Technology and an MBA from the University of Chicago. Mr. Kirpalani has earned the right to use the Chartered Financial Analyst designation.

Samantha S. Lau has been with AllianceBernstein since 1999. She earned a BS in Finance and Accounting from the Wharton School of the University of Pennsylvania. She has earned the right to use the Chartered Financial Analyst designation.

Christopher W. Marx has been with AllianceBernstein since 1997. He earned an AB in Economics from Harvard, and an MBA from the Stanford Graduate School of Business.

Joseph Gerard Paul has been with AllianceBernstein since 1987. He earned a BS from the University of Arizona and an MS from the Sloan School of Management of the Massachusetts Institute of Technology.

John D. Phillips, Jr. has been with AllianceBernstein since 1994. He earned a BA from Hamilton College and an
MBA from Harvard University. Mr. Phillips has also earned the right to use the Chartered Financial Analyst designation.

Wen-Tse Tseng has been with AllianceBernstein since 2006. Prior to joining the firm, he spent four years as the healthcare portfolio manager for the small-cap growth team at William D. Witter (the same team had previously managed assets for Weiss, Peck & Greer). He earned a BS from National Taiwan University, an MS in Molecular
Genetics and Microbiology from Robert Wood Johnson Medical School-University of Medicine and Dentistry of New
Jersey, and an MBA from Graziadio School of Business and Management at Pepperdine University.

David Yuen has been with AllianceBernstein since 1998. He earned a BS in Operations Research from Columbia
University School of Engineering.

Sub-Advisor: American Century Investment Management, Inc. (“American Century”), American Century Tower,
4500 Main Street, Kansas City, MO 64111, was founded in 1958 and is a wholly owned subsidiary of
American Century Companies, Inc.

The portfolio managers on the investment team are jointly and primarily responsible for the day-to-day management of the Fund.

Prescott LeGard has been with American Century since 1999. He earned BA degree in Economics from DePauw
University. Mr. LeGard has earned the right to use the Chartered Financial Analyst designation.

Gregory J. Woodhams has been with American Century since 1997. He earned a Bachelor’s degree in Economics from Rice University and a Master’s degree in Economics from the University of Wisconsin at Madison. Mr.
Woodhams has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: AXA Rosenberg Investment Management LLC (“AXA Rosenberg”), 4 Orinda Way, Building E,
Orinda, CA 94563, is an active specialist equity manager which is wholly owned by AXA Rosenberg
Group LLC.

William E. Ricks has been with AXA Rosenberg since 1989. He is a CPA and earned a BS from the University of New
Orleans and a Ph.D. from the University of California, Berkeley.

Sub-Advisor: Barrow, Hanley, Mewhinney & Strauss (“BHMS”), 2200 Ross Avenue, 31st Floor, Dallas, Texas
75201, is an investment advisory firm that was founded in 1979 and is a wholly owned subsidiary of Old
Mutual Asset Managers (US) LLC, which is a wholly owned subsidiary of Old Mutual plc.

James P. Barrow has been with BHMS since 1979. He earned a BS from the University of South Carolina.

Mark Giambrone has been with BHMS since 1998. He is a CPA and earned a BS in Accounting from Indiana
University and an MBA from the University of Chicago.

Sub-Advisor: BlackRock Financial Management, Inc. (BlackRock”), 40 East 52nd Street, New York, New York
10022, a wholly-owned subsidiary of BlackRock, Holdco 2, Inc., which is a wholly owned subsidiary of
BlackRock, Inc., as a registered investment advisor under the Advisers Act.

BlackRock applies a team approach to portfolio management of the Inflation Protection Fund.

Adam Bowman has been with BlackRock since 2005. Prior to joining BlackRock in 2005 he spent two years as an
Analyst with Macroeconomic Advisers in the Monetary Policy Insights division. He earned a BA in Economics from the
Miami University of Ohio.

Stuart Spodek has been with BlackRock since 1993. He earned a BS in Engineering from Princeton University.

Brian Weinstein has been with BlackRock since 2000. He earned a BA degree in History from the University of
Pennsylvania.

Sub-Advisor: Brown Investment Advisory Incorporated (“Brown”), 901 South Bond Street, Suite 400, Baltimore,
Maryland 21231, incorporated in 1995, is a wholly-owned subsidiary of Brown Investment Advisory &
Trust Company, which is a wholly-owned subsidiary of Brown Advisory Holdings Incorporated.

Kenneth M. Stuzin has been with Brown since 1996. He earned a BA and an MBA from Columbia University. Mr.
Stuzin has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Causeway Capital Management LLC (“Causeway”), 11111 Santa Monica Boulevard, 15th Floor,
Los Angeles, CA 90025, was founded in 2001.

The day-to-day portfolio management is shared by a team of portfolio managers. The portfolio managers operate as a team, sharing authority, with no limitation on the authority of one portfolio manager in relation to another.

James A. Doyle has been with Causeway since 2001. He earned a BA in Economics from Northwestern University and an MBS in Finance from the Wharton School, University of Pennsylvania.

Kevin Durkin has been with Causeway since 2001.He earned a BS from Boston College and an MBA from the
University of Chicago.

Jonathan P. Eng has been with Causeway 2002. He earned a BA in History and Economics from Brandeis University and an MBA from the Anderson Graduate School of Management at UCLA.

Harry W. Hartford co-founded the firm in 2001. He earned a BA in Economics from the University of Dublin, Trinity
College and an MSc in Economics from Oklahoma State University.

Sarah H. Ketterer co-founded the firm in 2001. She earned a BA in Economics and Political Science from Stanford
University and an MBA from the Amos Tuck School, Dartmouth College.

Sub-Advisor: ClearBridge Advisors, LLC (“ClearBridge”), 620 8th Avenue, New York, NY 10018, formed in 2005, is a wholly-owned subsidiary of Legg Mason, Inc.

Michael Kagan is lead portfolio manager for the mandate, along with Scott Glasser. As portfolio managers, they are aware of any and all activity in the portfolio, and share full authority for all purchase and sell decisions.

Scott Glasser joined ClearBridge in 2005 in connection with the Legg Mason/Citigroup transaction. Previously, Mr.
Glasser was a Managing Director of Citigroup Global Markets, Inc. and served as a Portfolio Manager at Smith Barney
Asset Management. He earned a BA from Middlebury College and an MBA from Pennsylvania State University.

Michael Kagan joined ClearBridge in 2005 in connection with the Legg Mason/Citigroup transaction. Previously, Mr.
Kagan was a Managing Director of Citigroup Global Markets, Inc. and served as a Portfolio Manager at Salomon
Brothers Asset Management. He earned a BA from Harvard College.

Sub-Advisor: Columbus Circle Investors (“CCI”), Metro Center, One Station Place, Stamford, CT 06902, founded in 1975, is an affiliate of PGI and a member of the Principal Financial Group.

For the LargeCap Growth Fund, Anthony Rizza is the lead portfolio manager, and Thomas J. Bisighini has responsibility for research and supports Mr. Rizza on the day-to-day management of the Fund.

For the MidCap Growth Fund, Clifford G. Fox is the lead portfolio manager and Michael Iacono is the assistant portfolio manager. Mr. Fox has the final decision making authority, but relies on Mr. Iacono as the analyst and researcher for stock ideas. Additionally, Mr. Iacono has the authority to execute trades in Mr. Fox’s absence.

Thomas J. Bisighini has been with CCI since 2004. He earned a BS from Bentley College and an MBA in Finance from Fordham University. Mr. Bisighini has earned the right to use the Chartered Financial Analyst designation.

Clifford G. Fox has been with CCI since 1992. He earned an MBA from the Stern School of Business, New York
University and a BS from the Wharton School, University of Pennsylvania. Mr. Fox has earned the right to use the
Chartered Financial Analyst designation.

Michael Iacono has been with CCI since 1997. He earned a BS from Boston College. Mr. Iacono is a Certified Public
Accountant and has earned the right to use the Chartered Financial Analyst designation.

Anthony Rizza has been with CCI since 1991. He earned a BS in Business from the University of Connecticut.
Mr. Rizza has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Dimensional Fund Advisors LP (“Dimensional”), 1299 Ocean Avenue, Santa Monica, CA 90401, is
a registered investment advisor organized in 1981.

Stephen A. Clark has been with Dimensional since 2001. He earned a BS from Bradley University and an MBA from the University of Chicago.

Sub-Advisor: Edge Asset Management, Inc. (“Edge”), 601 Union Street, Suite 2200, Seattle, WA 98101-1377, is
an affiliate of Principal and a member of the Principal Financial Group. Edge has been in the business of investment management since 1944.

When more than one portfolio manager is identified as being responsible for the day-to-day portfolio management, the portfolio managers operate as a team, sharing authority, with no limitation on the authority of one portfolio manager in relation to another.

Charlie Averill will become a portfolio manager on January 1, 2010. Presently, he is a senior quantitative analyst and has worked at Edge since 1990. He earned a Bachelor’s degree in Economics from Reed College and a Master’s degree in Economics from Princeton University. Mr. Averill has earned the right to use the Chartered Financial
Analyst designation.

Jill Cuniff, President of Edge, will also become a portfolio manager on January 1, 2010. Prior to becoming the
President of Edge, Ms. Cuniff was the President of Morley Financial. She earned a Bachelor’s degree in Business
Finance from Montana State University.

Mark Denkinger

Philip M. Foreman has been with Edge since 2002. He earned a Bachelor’s degree in Economics from the University of Washington and an MBA from the University of Puget Sound. Mr. Foreman has earned the right to use the
Chartered Financial Analyst designation.

John R. Friedl has been with Edge since 1998. He earned a BA in Communications and History from the University of
Washington and a Master's degree in Finance from Seattle University. Mr. Friedl has earned the right to use the
Chartered Financial Analyst designation.

Todd Jablonski has been with Edge since January 1, 2010. Previously, he was an Executive Director and Portfolio
manager at UBS. Prior to that, he was the lead portfolio manager of US large cap strategies at Credit Suisse Asset
Management. He earned a Bachelors degree in Economics from the University of Virginia and an MBA with an emphasis in Quantitative Finance from New York University's Stern School of Business. Mr. Jablonski has earned the right to use the Chartered Financial Analyst designation.

Dirk Laschanzky has been with Edge since 2009. He earned a BA and an MBA, both in Finance, from the University of Iowa. Mr. Laschanzky has earned the right to use the Chartered Financial Analyst designation.

Scott Peterson has been with Edge since 2003. He earned a Bachelor’s degree in Mathematics from Brigham Young
University and an MBA from New York University’s Stern School of Business Mr. Peterson has earned the right to use the Chartered Financial Analyst Designation.

David W. Simpson has been with Edge since 2003. He earned a Bachelor's degree from the University of Illinois and an MBA in Finance from the University of Wisconsin. Mr. Simpson has earned the right to use the Chartered Financial
Analyst designation.

Darrin Smith

Joseph T. Suty has been with Edge since 2005. He earned a Bachelor's degree in Finance from the University of
Detroit and an MBA in Finance from Stanford University. Mr. Suty has earned the right to use the Chartered Financial
Analyst designation.

Sub-Advisor: Emerald Advisers, Inc. (“Emerald”), 1703 Oregon Pike Road, Suite 101, Lancaster, PA 17601, is a
wholly owned subsidiary of Emerald Asset Management incorporated in 1991.

The portfolio managers work as a team. Each person has the authority to make buy and sell decisions for the portfolio.
Each also has sector-specific research responsibilities as well.

Joseph W. Garner has been with Emerald since 1994. He earned a BA in Economics from Millersville University and an MBA from the Katz Graduate School of Business, University of Pittsburgh.

Peter J. Niedland has been with Emerald since 2009. Before joining Emerald, he was co-founder and portfolio manager for NS Investment Partners, LLC. Prior thereto, he served as research analyst and portfolio manager at
Liberty Ridge Capital. Mr. Niedland earned a BS in Business Administration from the University of Richmond. He has also earned the right to use the Chartered Financial Analyst designation.

Kenneth G. Mertz II has been with Emerald since 1992. He earned a BA in Economics from Millersville University. Mr.
Mertz has earned the right to use the Chartered Financial Analyst designation.

Stacey L. Sears has been with Emerald since 1991. She earned a BS in Business Administration from Millersville
University and an MBA from Villanova University.

Sub-Advisor: Essex Investment Management Company, LLC (“Essex”), 125 High Street, 29th Floor, Boston, MA
02110, is a Boston-based management firm which specializes in growth equity investments.

Nancy B. Prial has been with Essex since 2004. She earned a BS in Electrical Engineering and a BA in Mathematics
from Bucknell University. She also earned an MBA from Harvard Business School. Ms. Prial has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Goldman Sachs Asset Management, L.P. (“GSAM”), 2 Old Slip, New York, NY 10005, has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman, Sachs &
Co.

The day-to-day portfolio management is shared by multiple portfolio managers. In each such case, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Andrew Alford has been with GSAM since 1998. He earned a BS in Information and computer Science from the
University of California at Irvine and an MBA and Ph.D. from the Booth Graduate School of Business at the University of Chicago.

Dolores Bamford has been with GSAM since 2002. She earned a BA from Wellesley College and an MS from MIT
Sloan School of Management. Ms. Bamford has earned the right to use the Chartered Financial Analyst designation.

Andrew Braun has been with GSAM since 1993. He earned a A in Economics from Harvard University and an MBA in Finance and Economics from the Stern School of Business at New York University.

Scott Carroll has been with GSAM since 2002. He earned a BS in Accounting from Northern Illinois University and an
MBA from the University of Chicago Graduate School of Business. Mr. Carroll as earned the right to use the Chartered
Financial Analyst designation.

Kent Daniel has been with GSAM since 2004. He earned a BS from the California Institute of Technology and an
MBA and Ph.D. from UCLA.

Katinka Domotorffy has been with GSAM since 1998. She earned an BS from the University of Pennsylvania and an
MS in Finance from the London School of Economics. Ms. Domotorffy has earned the right to use the Chartered
Financial Analyst designation.

Sean Gallagher has been with GSAM since 2000. He earned a BS in Finance from Drexel University and an MBA in
Finance and Accounting from Stern School of Business at New York University.

Sub-Advisor: Guggenheim Investment Management, LLC ("Guggenheim"), 135 East 57th Street, 6th Floor, New
York, New York 10022.

The day-to-day portfolio management is shared by two Portfolio Managers who operate as a team, but each member does have a specific area of concentration as well. Mr. Mitchell is the lead portfolio manager and Mr. Lindquist focuses on trading and market evaluation.

Richard Lindquist has been with Guggenheim since 2009. Prior to joining the firm, he was Managing Director, Head of High Yield at HSBC. Prior thereto, he was Managing Director at Credit Suisse. He earned a BS in Finance from
Boston College and an MBA from the University of Chicago. Mr. Lindquist has earned the right to use the Chartered
Financial Analyst designation.

Patrick Mitchell has been with Guggenheim since 2008. Prior to joining the firm, he was Managing Director and CIO at Maplestone Capital Management, LLC. Prior thereto, he was Managing Director at Post Advisor Group, LLC. He
earned a BS in Business from the University of Idaho and an MBA from Idaho State University.

Sub-Advisor: J.P. Morgan Investment Management Inc. (“J.P. Morgan”), 245 Park Avenue, 3rd Floor, New York,
NY 10167, is an SEC registered investment advisor and an indirect wholly owned subsidiary of
JPMorgan Chase & Co.

The day-to-day portfolio management is shared by multiple portfolio managers. In each such case, except where noted below, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-
to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Christopher T. Blum has been with J.P. Morgan since 2001. He earned a BBA in Finance from Bernard M. Baruch
School of Business. Mr. Blum has earned the right to use the Chartered Financial Analyst designation.

James E. Gibson has been with J.P. Morgan since 2005. He earned a BS in Finance from the University of Cincinnati
College of Business Administration.

William J. Morgan has been with J.P. Morgan since 1984. He earned a BA in History from Kenyon College and an
MBA from Xavier University.

Dennis S. Ruhl has been with J.P. Morgan since 1999. He earned BA degrees in Mathematics and Computer
Science from Massachusetts Institute of Technology. Mr. Ruhl has earned the right to use the Chartered Financial
Analyst designation.

James P. Shanahan, Jr. has been with J.P. Morgan since 2005. He earned a BA from Xavier University and a JD from the University of Cincinnati College of law.

Sub-Advisor: Jacobs Levy Equity Management, Inc. (“Jacobs Levy”), 100 Campus Drive, P.O. Box 650, Florham
Park, NJ 07932-0650, founded in 1986, is an independent equity manager, focused exclusively on the management of U.S. equity portfolios for institutional clients.

Principals, Bruce Jacobs and Kenneth Levy, jointly manage all portfolios and direct all firm research, and have done so since the firm’s inception.

Bruce I. Jacobs co-founded Jacobs Levy in 1986. He earned a BA from Columbia College, an MS in Operations
Research and Computer Science from Columbia University, an MSIA from Carnegie Mellon University’s Graduate
School of Industrial Administration, and an MA in Applied Economics and a Ph.D. in Finance from the University of
Pennsylvania’s Wharton School.

Kenneth N. Levy co-founded Jacobs Levy in 1986. He earned a BA in Economics from Cornell University and an
MBA and an MA in Business Economics from the University of Pennsylvania’s Wharton School. Mr. Levy has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Los Angeles Capital Management and Equity Research, Inc. (“L.A. Capital”), 11150 Santa Monica
Boulevard, Suite 200, Los Angeles, CA 90025, is an independent, employee-owned firm.

The day-to-day portfolio management is shared by multiple portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

David R. Borger co-founded L.A. Capital in 2002. He earned a BA from the Wittenberg University and an MA and
MBA from the University of Michigan. Mr. Borger has earned the right to use the Chartered Financial Analyst designation.

Christine M. Kugler has been with L.A. Capital since it was founded in 2002. She earned a BA from the University of
California, Santa Barbara.

Stuart K. Matsuda co-founded L.A. Capital in 2002. He earned a BBA from the University of Hawaii and an MBA from
California State University Northridge.

Hal W. Reynolds co-founded L.A. Capital in 2002. He earned a BA from the University of Virginia and an MBA from the University of Pittsburgh. Mr. Reynolds has earned the right to use the Chartered Financial Analyst designation.

Thomas D. Stevens co-founded L.A. Capital in 2002. He earned a BBA and MBA from the University of Wisconsin.
Mr. Stevens has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Mellon Capital Management Corporation (“Mellon Capital”), 500 Grant Street, Suite 4200, One
Mellon Center, Pittsburgh, PA 15258. established in 1983, is an indirect wholly owned subsidiary of
Bank of New York Mellon Corporation.

Mellon’s investment process is driven by the expected returns generated by their alpha model. On a day-to-day basis individual portfolio managers have access to the updated output of our Composite Alpha Ranking (CAR), an information rich ranking of securities by expected return, produced by our research team. Portfolios are constructed using a quantitative optimization process that incorporates CAR as the primary return input to the process. Portfolio management decisions are made on a team basis and are accomplished on a regular basis at periodic portfolio rebalance meetings. Members of the team are continually monitoring the portfolio analyzing current holdings for significant changes in price, ranking, or other significant news about individual holdings. The team works closely with the trading desk to assess liquidity issues and to provide the trading team with the necessary background on the goals and issues involved with each trade. The team's decisions are systematically implemented across all accounts managed to the same benchmark, subject to the approval of the portfolio manager specifically assigned to each account, who must confirm that each trade fits within the specific policy guidelines of each account.

Ronald P. Gala has been with Mellon Capital since 1993. He earned a BS in Business Administration from Duquesne
University and an MBA in Finance from the University of Pittsburgh. Mr. Gala has earned the right to use the
Chartered Financial Analyst designation.

Peter D. Goslin has been with Mellon Capital since 1999. He earned a BS in Finance from St. Vincent College and an
MBA in Finance at the University of Notre Dame Graduate School of Business. Mr. Goslin has earned the right to use the Chartered Financial Analyst designation.

Adam T. Logan has been with Mellon Capital since 1999. He earned a BA in Finance from Westminster College and an MBA in Finance from the University of Pittsburgh. Mr. Logan has earned the right to use the Chartered Financial
Analyst designation.

Sub-Advisor: Montag & Caldwell, Inc. (“M&C”), 3455 Peachtree Rd., NE, Suite 1200, Atlanta, Georgia 30326, is a
registered investment adviser founded in 1945 which is a wholly-owned direct subsidiary of Fortis Bank
SA/NV.

Mr. Canakaris leads the M&C Investment Policy Group, which as a team has overall responsibility for the security selection process of the Firm’s Large Cap Growth strategy.

Mr. Maxwell is the primary portfolio manager. In addition to handling the day-to-day management of the portfolio, he also participates in the security selection process for the Firm’s Large Cap Growth strategy.

Mr. Markwalter is the back-up portfolio manager for the Fund. He assists with the day-to-day management of the portfolio, and also participates in security selection process for the Firm’s LargeCap Growth strategy.

Ronald Canakaris has been with M&C since 1972. He earned a BS and BA from the University of Florida. He has earned the right to use the Chartered Financial Analyst designation.

Charles E. Markwalter has been with M&C since 1998. He earned a BA from Dartmouth College. Mr. Markwalter has earned the right to use the Chartered Financial Analyst designation.

Grover C. Maxwell III has been with M&C since 1988. He earned a BA from The University of the South, an MBA from
Emory University. Mr. Maxwell has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Neuberger Berman Fixed Income LLC (“Neuberger Berman”) previously Lehman Brothers
Asset Management LLC, 190 South LaSalle Street, Chicago, IL 60603, is a wholly-owned subsidiary of Lehman Brothers Holdings, Inc., a publicly-owned holding company.

The day-to-day portfolio management is shared by two portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Ann H. Benjamin has been with Neuberger Berman since 1997. She earned a BA in Economics from Chatham
College and a Master’s in Finance from Carnegie Mellon University.

Thomas P. O’Reilly has been with Neuberger Berman since 1997. He earned a BS in Finance from Indiana
University and an MBA from Loyola University. He has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Pacific Investment Management Company LLC (“PIMCO”), 840 Newport Center Drive, Newport
Beach, CA 92660, was organized in 1971, is a limited liability company that is a majority owned subsidiary of Allianz Global Investors of America L.P., whose ultimate parent is Allianz SE.

William H. Gross is a founding partner of PIMCO. He earned a BA from Duke University and an MBA from Anderson
School of Management at UCLA. Mr. Gross has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Principal Global Investors, LLC (“PGI”), 801 Grand Avenue, Des Moines, IA 50392, is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group

As reflected in the list below, the day-to-day portfolio management, for some funds, is shared by multiple portfolio managers. In each such case, except where noted in the Management of the Funds section, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Michael Ade has been with PGI since 2001. He earned a Bachelor's degree in Finance from the University of
Wisconsin. Mr. Ade has earned the right to use the Chartered Financial Analyst designation.

William C. Armstrong has been with PGI since 1992. He earned a Bachelor’s degree from Kearney State College and a Master’s degree from the University of Iowa. Mr. Armstrong has earned the right to use the Chartered Financial
Analyst designation.

David M. Blake has been with PGI since 2000. He earned a Bachelor’s degree and an MBA from Saint Louis
University. Mr. Blake has earned the right to use the Chartered Financial Analyst designation.

Paul H. Blankenhagen has been with PGI since 1992. He earned a Bachelor’s degree in Finance from Iowa State
University and a Master’s degree from Drake University. Mr. Blankenhagen has earned the right to use the Chartered
Financial Analyst designation.

Juliet Cohn has been with PGI since 2003. She earned a Bachelor's degree in Mathematics from Trinity College,
Cambridge, England.

Craig Dawson has been with PGI since 1998. He earned a Bachelor’s degree in Finance and an MBA from the
University of Iowa. Mr. Dawson has earned the right to use the Chartered Financial Analyst designation.

Mihail Dobrinov has been with PGI since 2002. He earned an MBA in Finance from the University of Iowa and a law degree from Sofia University, Bulgaria. Mr. Dobrinov has earned the right to use the Chartered Financial Analyst designation. (Mr. Dobrinov does not provide legal services on behalf of any of the member companies of the Principal
Financial Group.)

Tim Dunbar has been with the Principal Financial Group since 1986. He earned a Bachelor's degree from Iowa State
University.

Arild Holm has been with PGI since 2002. He earned a Bachelor’s degree in Management Sciences from the
University of Manchester Institute of Science and Technology (England) and an MBA in Finance from the University of
Colorado. Mr. Holm has earned the right to use the Chartered Financial Analyst designation.

Christopher Ibach has been with PGI since 2002. He earned a Bachelor’s degree in Electrical Engineering and an
MBA in Finance from the University of Iowa. Mr. Ibach has earned the right to use the Chartered Financial Analyst designation.

Steven Larson, CFA. Mr. Larson, portfolio manager, joined PGI in 2001. He is responsible for co-managing PGI’s international growth portfolio as well as covering the utilities sector for core international portfolios. Mr. Larson earned a Bachelor’s degree from Drake University and an MBA in Finance from the University of Minnesota. He has earned the right to use the Chartered Financial Analyst designation.

Dirk Laschanzky has been with PGI since 1997. He earned a BA and an MBA, both in Finance, from the University of
Iowa. Mr. Laschanzky has earned the right to use the Chartered Financial Analyst designation.

Thomas Morabito has been with PGI since 2000. He earned a BA in Economics from State University of New York and an MBA in Finance from Northeastern University. Mr. Morabito has earned the right to use the Chartered Financial
Analyst designation.

K. William Nolin has been with PGI since 1994. He earned a Bachelor’s degree in Finance from the University of
Iowa and an MBA from the Yale School of Management. Mr. Nolin has earned the right to use the Chartered Financial
Analyst designation.

Phil Nordhus has been with PGI since 1990. He earned a Bachelor’s degree in Economics from Kansas State
University and an MBA from Drake University. Mr. Nordhus has earned the right to use the Chartered Financial
Analyst designation.

John Pihlblad has been with PGI since 2000. He earned a BA from Westminster College. Mr. Pihlblad has earned the right to use the Chartered Financial Analyst designation.

Tracy Reeg has been with PGI since 1993. She earned a Bachelor’s degree in Finance from the University of
Northern Iowa.

Michael L. Reynal has been with PGI since 2001. He earned a BA in History from Middlebury College, an MBA from the Amos Tuck School at Dartmouth College and an MA in History from Christ’s College at the University of
Cambridge.

Alice Robertson has been with the Principal Financial Group since 1990. She earned a Bachelor’s degree in
Economics from Northwestern University and a Master’s degree in Finance and Marketing from DePaul University.

Mustafa Sagun has been with PGI since 2002. He earned a Bachelor's degree in Electronics and Engineering from
Bogazici University of Turkey, an MA in International Economics from the University of South Florida, and a Ph.D. in
Finance. Dr. Sagun has earned the right to use the Chartered Financial Analyst designation.

Jeffrey A. Schwarte has been with PGI since 1993. He earned a Bachelor’s degree in Accounting from the University of Northern Iowa. Mr. Schwarte is a CPA and has earned the right to use the Chartered Financial Analyst designation.

Scott W. Smith has been with PGI since 1999. He earned a Bachelor’s degree in Finance from Iowa State University.

Jon Taylor has been with PGI since 2006. Previously, he was a Chief Investment Officer at both HSBC Asset
Management (Australia) Ltd and UBS Global Asset Management (Australia) Ltd. He also worked at Commonwealth
Funds Management and Westpac Investment Management in Australia. He earned a bachelor's degree in Political
Science from Brigham Young University and a Master's degree in Economics from the University of Utah.

Timothy R. Warrick has been with PGI since 1990. He earned a Bachelor’s degree in Accounting and Economics from Simpson College and an MBA in Finance from Drake University. Mr. Warrick has earned the right to use the
Chartered Financial Analyst designation.

Sub-Advisor: Principal Real Estate Investors, LLC (“Principal - REI”), 801 Grand Avenue, Des Moines, IA 50392,
an indirect wholly owned subsidiary of Principal Life, an affiliate of Principal, and a member of the
Principal Financial Group, was founded in 2000.

As reflected in the list below, the day-to-day portfolio management, for some funds, is shared by multiple portfolio managers. In each such case, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Simon Hedger has been with Principal - REI since _____________. He earned an MBA from the University of New
England and is an associate member of both the Royal Institute of Chartered Surveyors and of the Australian Property
Institute. He is a U.K. qualified chartered surveyor (ARICS).

Chris Lepherd has been with Principal - REI since __________. He earned a Bachelor of Business (Land Economy)
from the University of Western Sydney and a Graduate Diploma in Applied Finance and Investment from the
Securities Institute of Australia.

Marc Peterson has been with Principal - REI since 1992. He earned a BA in Accounting from Luther College and an
MBA from Drake University. Mr. Peterson has earned the right to use the Chartered Financial Analyst designation.

Kelly Rush has been with the real estate investment area for the firm since 1987. He earned a Bachelor’s degree in
Finance and an MBA in Business Administration from the University of Iowa. Mr. Rush has earned the right to use the
Chartered Financial Analyst designation.

Sub-Advisor: Pyramis Global Advisors, LLC (“Pyramis”), 900 Salem Street, Smithfield, RI 02917, was organized in 2005 and is a Fidelity Investments company.

Cesar E. Hernandez has been with Pyramis since _____________. He earned a BS from the Universidad Simon
Bolivar and an MBA from Babson College. Mr. Hernandez has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Spectrum Asset Management, Inc. (“Spectrum”), 4 High Ridge Park, Stamford, CT 06905, founded in 1987, is an indirect subsidiary of Principal Life, an affiliate of PGI and a member of the Principal
Financial Group. Spectrum was founded in 1987.

The day-to day portfolio management is shared by two portfolio managers. In each such case, except where noted in the Management of the Funds section, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

L. Phillip Jacoby has been with Spectrum since 1995. He earned a BS in Finance from Boston University.

Mark A. Lieb founded Spectrum in 1987. He earned a BA in Economics from Central Connecticut State University and an MBA in Finance from the University of Hartford.

Sub-Advisor: T. Rowe Price Associates, Inc. (“T. Rowe Price”), 100 East Pratt Street, Baltimore, MD 21202, a
wholly owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company, has over
70 years of investment management experience.

Ms. Dopkin serves as a portfolio coordinator for the LargeCap Blend Fund II. Instead of making stock selection decisions, she is responsible for ensuring adherence to portfolio constraints and risk controls, along with managing inter-analyst activity. As the lead portfolio coordinator, Ms. Dopkin has ultimate accountability for the LargeCap Blend
Fund II.

Anna M. Dopkin has been with T. Rowe Price since 1996. She earned a BS from the Wharton School of the
University of Pennsylvania. Ms. Dopkin has earned the right to use the Chartered Financial Analyst designation.

Ann M. Holcomb has been with T. Rowe Price since 1996. She earned a BA in Mathematics from Goucher College and an MS in Finance from Loyola College. Ms. Holcomb has earned the right to use the Chartered Financial Analyst designation.

Robert W. Sharps has been with T. Rowe Price since 1997. He earned a BS in Accounting from Towson University and an MBA in Finance from the Wharton School, University of Pennsylvania. He has earned the right to use the
Chartered Financial Analyst designation and the Certified Public Accountant accreditation

Sub-Advisor: Thompson, Siegel & Walmsley LLC ("TS&W"), 6806 Paragon Place, Suite 300, Richmond, VA
23230, is a limited liability company and a SEC registered investment advisor founded in 1969. TS&W is a majority owned subsidiary of Old Mutual (US) Holdings Inc., a subsidiary of Old Mutual plc.

The portfolio managers operate as a team sharing authority and responsibility for the day-to-day management of the portfolio. There is no lead portfolio manager.

John (Jack) S. Pickler has been with TS&W since 2002. He earned a BS from the University of Virginia and an MBA from Wake Forest University. Mr. Pickler has earned the right to use the Chartered Financial Analyst designation.

Horace P. Whitworth has been with TS&W since 1986. He earned a BS In Commerce from the University of Virginia.
Mr. Whitworth has earned the right to use the Chartered Financial Analyst designation.

Charles (Chip) J. Wittmann has been with TS&W since 2004. He earned a BA in Business from Davidson College and an MBA from Duke University. Mr. Wittmann has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Tortoise Capital Advisors, L.L.C. ("Tortoise"), 11550 Ash Street, Suite 300, Leawood, Kansas
66211, formed in October 2002, is wholly owned by Tortoise Holdings, LLC.

Tortoise's investment committee is comprised of five portfolio managers. The investment committee's members are H.
Kevin Birzer, Zachary A. Hamel, Kenneth P. Malvey, Terry C. Matlack and David J. Schulte, all of whom share responsibility for investment management. It is the policy of the investment committee that any one member can require Tortoise to sell a security and any one member can veto the committee's decision to invest in a security.

H. Kevin Birzer has been with Tortoise since 2002. He earned a BA from the University of Notre Dame and an MBA from New York University. Mr. Birzer has earned the right to use the Chartered Financial Analyst designation.

Zachary A. Hamel has been with Tortoise since 2002. He is also a Partner with Fountain Capital Management, LLC.
He earned a BS in Business Administration from Kansas State University and an MBA from the University of Kansas
School of Business. Mr. Hamel has earned the right to use the Chartered Financial Analyst designation.

Kenneth P. Malvey has been with Tortoise since 2002. He is also a Partner with Fountain Capital Management, LLC.
He earned a BS in Finance from Winona State University. Mr. Malvey has earned the right to use the Chartered
Financial Analyst designation.

Terry C. Matlack has been with Tortoise since 2002. He earned a BS in Business Administration from Kansas State
University and a JD and MBA from the University of Kansas. Mr. Matlack has earned the right to use the Chartered
Financial Analyst designation.

David J. Schulte has been with Tortoise since 2002. He earned a BS in Business Administration from Drake
University and a JD from the University of Iowa. Mr. Schulte is a CPA and has earned the right to use the Chartered
Financial Analyst designation.

Sub-Advisor: Turner Investment Partners, Inc. (“Turner”), 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312,
formed in 1990, is an employee-owned investment management firm.

The day-to day portfolio management is shared by multiple portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Tara R. Hedlund has been with Turner since 2000. She earned a bachelor’s degree in Accountancy from Villanova
University. Ms. Hedlund has earned the right to use the Chartered Financial Analyst designation.

Christopher K. McHugh is a co-founder of Turner. He earned a BS in Accounting from Philadelphia University and an
MBA in Finance from St. Joseph’s University.

Jason D. Schrotberger has been with Turner since 2001. He earned a BA in Economics and an MBA in Finance from the University of Illinois. Mr. Schrotberger has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), One North Wacker, Chicago,
IL 60606, is a Delaware corporation and SEC registered investment advisor. UBS Global AM is a wholly owned subsidiary of UBS AG and a member of the UBS Global Asset Management Division.

Thomas Cole, Thomas Digenan, and John Leonard are the members of the North American Equities investment management team primarily responsible for the day-to-day management of the LargeCap Value Fund I. Mr. Cole as the head of the investment management team leads the portfolio construction process and reviews the overall composition of the Fund's portfolio to ensure compliance with its stated investment objectives and strategies. Mr.
Digenan, and Mr. Leonard work closely with Mr. Cole on portfolio construction and ensuring that Fund investment objectives are met.

Thomas M. Cole has been with UBS Global AM since 1985. He earned an MBA from the University of Wisconsin. Mr.
Cole has earned the right to use the Chartered Financial Analyst designation.

Thomas J. Digenan has been with UBS Global AM since 2001. He was President of The UBS Funds from 1993 to
2001. He is a CPA and earned an MST from DePaul University. Mr. Digenan has earned the right to use the Chartered
Financial Analyst designation.

John C. Leonard has been with UBS Global AM 1991. He earned an MBA from University of Chicago. Mr. Leonard has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Vaughan Nelson Investment Management, LP (“Vaughan Nelson”), 600 Travis Street, Suite 6300,
Houston, Texas 77002, was founded in 1970 and is a wholly-owned affiliated under Natixis Global
Asset Management.

The day-to day portfolio management is shared by two portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Chris D. Wallis has been with Vaughan Nelson since 1999. He earned a BBA in Accounting from Baylor University and an MBA from Harvard Business School. Mr. Wallis has earned the right to use the Chartered Financial Analyst designation.

Scott J. Weber has been with Vaughan Nelson since 2003. He earned a BS in Natural Resources from The University of the South and an MBA from Tulane University. Mr. Weber has earned the right to use the Chartered Financial
Analyst designation.

Sub-Advisor: Westwood Management Corp. (“Westwood”), 200 Crescent Court, Suite 1200, Dallas, Texas
75201, a New York corporation formed in 1983, is a wholly owned subsidiary of Westwood Holdings
Group, Inc.

The day-to-day portfolio management is shared by a portfolio management team. The portfolio management team participates in regular meetings during which investment ideas are discussed. Investment decisions are made by majority agreement of the portfolio management team. The team members with the most significant responsibility for the Fund's assets are listed below; the list does not include all members of the investment team.

Susan M. Byrne founded Westwood in 1983. She attended the University of California at Berkeley.

Mark R. Freeman has been with Westwood since 1999. He earned a BA in Economics from Millsaps College and an
MS in Economics from Louisiana State University. Mr. Freeman has earned the right to use the Chartered Financial
Analyst designation.

Scott D. Lawson has been with Westwood since 2003. He earned a BS in Economics from Texas Christian University and an MBA from St. Louis University. Mr. Lawson has earned the right to use the Chartered Financial Analyst designation.

Jay K. Singhania has been with Westwood since 2001. He earned a BBA in Finance from the University of Texas at
Austin and participated in its MBA Undergraduate Financial Analyst Program, specializing in the Energy sector. Mr.
Singhania has earned the right to use the Chartered Financial Analyst designation.

Kellie R. Stark has been with Westwood since 1992. She earned a BS in Finance and an MBA with an emphasis in
Accounting from the University of Colorado at Boulder. Ms. Stark has earned the right to use the Chartered Financial
Analyst designation.

The Sub-Sub-Advisors

Principal Global Investors, LLC (“PGI”) has entered into a sub-sub-advisory agreement for the Bond & Mortgage Securities Fund and High Quality Intermediate-Term Bond Fund. Under this agreement, the sub-sub-advisor has agreed to assume the obligations of PGI for a certain portion of the Funds’ assets. The sub-sub-advisor is paid a fee by PGI. Day-to-day management decisions concerning a portion of the Bond & Mortgage Securities Fund’s portfolio and the High Quality Intermediate-Term Bond Fund’s portfolio are made by Spectrum Asset Management, Inc. (“Spectrum”), which serves as sub-sub-advisor. See the discussion regarding Spectrum provided in connection with the Preferred Securities Fund for a description of the firm and the individuals who serve as portfolio managers.

Schroder Inc. and Principal have entered into a sub-sub-advisory agreement for the International Fund I. Under this agreement, Schroder Investment Management North America Limited ("Schroder Limited") has agreed to carry out the obligations of Schroder Inc. to manage the Fund’s assets. Day-to-day management decisions concerning the portion of the International Fund I’s portfolio allocated to Schroder Inc. are made by Schroder Limited. Schroder Inc. pays a fee to Schroder Limited.

Sub-Sub-Advisor: Schroder Investment Management North America Limited (“Schroder Limited”), 31 Gresham Street, London, United Kingdom EC2V 7QA, a US registered investment advisor.

The day-to-day portfolio management is shared by multiple portfolio managers. Ms. Virginie Maisonneuve is the lead portfolio manager.

Virginie Maisonneuve has been with Schroder since 2004. She earned a BA in Political Economy from Dauphine University, an MA in Mandarin Chinese from People's University (renda), Beijing, and an MBA, Ecole Superieure Libre des Sciences Commerciales Appliquees (ESLSCA). Ms. Maisonneuve has earned the right to use the Chartered Financial Analyst designation.

Simon Webber has been with Schroder since 1999. He earned a BSc (Hons) in Physics, University of Manchester.

Mr. Webber has earned the right to use the Chartered Financial Analyst designation.

Fees Paid to Principal

Each Fund pays Principal a fee for its services, which includes the fee Principal pays to the Sub-Advisor. The fee each Fund paid (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2008 was:

Bond & Mortgage Securities Fund	0.51%	MidCap Value Fund III	0.65%
Core Plus Bond Fund I	0.60%(1)	Money Market Fund	0.38%
Disciplined LargeCap Blend Fund	0.57%	Preferred Securities Fund	0.73%
Diversified International Fund	0.87%	Principal Capital Precaution Fund	0.51%
Equity Income Fund	0.51%	Principal LifeTime 2010 Fund	0.1225%(4)
Global Diversified Income Fund	N/A (2)	Principal LifeTime 2015 Fund	0.1225%(4)
Global Real Estate Securities Fund	0.90%	Principal LifeTime 2020 Fund	0.1225%(4)
Government & High Quality Bond Fund	0.50%	Principal LifeTime 2025 Fund	0.1225%(4)
High Quality Intermediate-Term Bond Fund	0.40%	Principal LifeTime 2030 Fund	0.1225%(4)
High Yield Fund	0.52%	Principal LifeTime 2035 Fund	0.1225%(4)
High Yield Fund I	0.65%	Principal LifeTime 2040 Fund	0.1225%(4)
Income Fund	0.50%	Principal LifeTime 2045 Fund	0.1225%(4)
Inflation Protection Fund	0.40%	Principal LifeTime 2050 Fund	0.1225%(4)
International Emerging Markets Fund	1.19%	Principal LifeTime 2055 Fund	0.1225%(4)
International Fund I	1.08%	Principal LifeTime Strategic Income Fund	0.1225%(4)
International Growth Fund	0.97%	Real Estate Securities Fund	0.83%
International Value Fund I	1.10%(3)	SAM Balanced Portfolio	0.32%
LargeCap Blend Fund I	0.44%	SAM Conservative Balanced Portfolio	0.32%
LargeCap Blend Fund II	0.74%	SAM Conservative Growth Portfolio	0.32%
LargeCap Growth Fund	0.62%	SAM Flexible Income Portfolio	0.32%
LargeCap Growth Fund I	0.73%	SAM Strategic Growth Portfolio	0.32%
LargeCap Growth Fund II	0.93%	Short-Term Bond Fund	0.40%
LargeCap S&P 500 Index Fund	0.15%	Short-Term Income Fund	0.47%
LargeCap Value Fund	0.44%	SmallCap Blend Fund	0.75%
LargeCap Value Fund I	0.79%	SmallCap Growth Fund	0.75%
LargeCap Value Fund III	0.77%	SmallCap Growth Fund I	1.10%

MidCap Blend Fund	0.64%	SmallCap Growth Fund II	1.00%
MidCap Growth Fund	0.65%	SmallCap S&P 600 Index Fund	0.15%
MidCap Growth Fund III	0.99%	SmallCap Value Fund	0.75%
MidCap S&P 400 Index Fund	0.15%	SmallCap Value Fund I	1.00%
MidCap Value Fund I	0.99%

(1)	Period from September 30, 2008 (date operations commenced) through October 31, 2008. The management fee is as follows: 0.60% on the first $500 million, 0.58% on the next $500 million, 0.56% on the next $500 million, 0.55% on the next $500 million, 0.53% on the next $500 million, and 0.50% on assets over $2.5 billion.
(2)	The Fund commenced operations on December 15, 2008. The management fee schedule is as follows: 0.80% on the first $500 million, 0.78% on the next $500 million, 0.76% on the next $500 million, 0.75% on the next $500 million, 0.73% on the next $1.0 billion, and 0.70% on assets over $3.0 billion.
(3)	Period from September 30, 2008 (date operations commenced) through October 31, 2008. The management fee is as follows: 1.10% on the first $500 million, 1.08% on the next $500 million, 1.06% on the next $500 million, and 1.05% on assets over $1.5 billion.
(4)	Effective July 1, 2009, the management fee will be reduced to 0.03%.
A	discussion regarding the basis for the Board of Directors approval of the management agreement with Principal and the sub-advisory agreements with each Sub-Advisor is available in the semi-annual report to shareholders for the period ended April 30, 2008 and in the annual report to shareholders for the fiscal year ended October 31, 2008.

The Fund operates as a Manager of Managers. Under an order received from the SEC, the Fund and Principal, may enter into and materially amend agreements with Sub-Advisors, other than those affiliated with Principal, without obtaining shareholder approval. For any Fund that is relying on that order, Principal may, without obtaining shareholder approval:

  hire one or more Sub-Advisors;
  change Sub-Advisors; and
  reallocate management fees between itself and Sub-Advisors.

Principal has ultimate responsibility for the investment performance of each Fund that utilizes a Sub-Advisor due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination, and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund’s sole initial shareholder before the Fund is available to the other purchasers, and the Fund states in its prospectus that it intends to rely on the order.

The shareholders of each of the Funds have approved the Fund’s reliance on the order; however, only the Core Plus Bond I, Global Diversified Income, High Yield I, Inflation Protection, International I, International Value I, LargeCap Blend I, LargeCap Blend II, LargeCap Growth I, LargeCap Growth II, LargeCap Value I, LargeCap Value III, MidCap Growth III, MidCap Value I, MidCap Value III, SmallCap Growth I, SmallCap Growth II, SmallCap Value I, and SmallCap Value II Funds intend to rely on the order.

PRICING OF FUND SHARES

Each Fund’s shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange (“NYSE”) is open (share prices are not calculated on the days on which the NYSE is closed for trading, generally New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/ Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas). The share price is determined as of the close of business of the NYSE (normally 3:00 p.m. Central Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price we calculate after we receive the order at our transaction processing center in Canton, Massachusetts. To process your purchase order on the day we receive it, we must receive the order (with complete information):

  on a day that the NYSE is open and
  prior to the close of trading on the NYSE (normally 3 p.m. Central Time).

Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.

If we receive an application or purchase request for a new mutual fund account or subsequent purchase into an existing account that is accompanied by a check and the application or purchase request does not contain complete information, we may hold the application (and check) for up to two business days while we attempt to obtain the necessary information. If we receive the necessary information within two business days, we will process the order using the next share price calculated. If we do not receive the information within two business days, the application and check will be returned to you.

For all Funds, except the Money Market Fund, the share price is calculated by:

  taking the current market value of the total assets of the Fund subtracting liabilities of the Fund
  dividing the remainder proportionately into the classes of the Fund subtracting the liability of each class
  dividing the remainder by the total number of shares outstanding for that class.

With respect to the Principal LifeTime Funds and SAM Portfolios, which invest in other registered investment company funds, each Fund's NAV is calculated based on the NAV of such other registered investment company funds in which the Fund invests.

The securities of the Money Market Fund are valued at amortized cost. The calculation procedure is described in the Statement of Additional Information.

NOTES:

  If market quotations are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Directors. Fair valuation pricing is subjective and creates the possibility that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.
  A Fund’s securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Generally, the values of foreign securities used in computing a Fund’s NAV are the market quotations as of the close of the foreign market. Foreign securities and currencies are also converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The Fund has adopted policies and procedures to “fair value” some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund’s NAV is calculated.
  Significant events can be specific to a single security or can include events that affect a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. If Principal believes that the market value of any or all of the foreign securities is materially affected by such an event, the securities will be valued, and the Fund’s NAV will be calculated, using the policy adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions.
  The trading of foreign securities generally or in a particular country or countries may not take place on all days the NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Fund may change on days when shareholders are unable to purchase or redeem shares.
  Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

DIVIDENDS AND DISTRIBUTIONS

Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses, and shareholder activity may differ from estimates; consequently, differences, if any, will be included in the calculation of subsequent dividends. The Funds pay their net investment income to shareholders of record on the business day prior to the payment date. The payment schedule is as follows:

  The Bond & Mortgage Securities, Global Diversified Income, Government & High Quality Bond, High Yield, Income, Inflation Protection, Short-Term Bond, and Short-Term Income Funds declare dividends of their daily net investment income each day their shares are priced. The Funds pay out their accumulated declared dividends monthly.
  The Money Market Fund declares dividends of all its daily net investment income each day its shares are priced. On the 20th day of each month (or the previous business day) the Fund will distribute its accumulated declared dividends. You may ask to have your dividends paid to you in cash. If you do not request cash payment, your dividend will be applied to purchase additional shares of the Fund monthly.
  The Preferred Securities Fund pays its net investment income monthly.
  The Core Plus Bond I, Equity Income, Global Real Estate Securities, and Real Estate Securities Funds and the SAM Flexible Income, SAM Conservative Balanced, and SAM Balanced Portfolios each pay their net investment income quarterly in March, June, September, and December.
  The other Funds pay their net investment income annually in December.

For more details on the payment schedule go to www.principal.com

Net realized capital gains, if any, are distributed annually in December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.

The Money Market Fund does not seek to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.

Dividend and capital gains distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state, and local taxes. A Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

To the extent that distributions the Funds pay are derived from a source other than net income (such as a return of capital), a notice will be included in your quarterly statement pursuant to Section 19(a) of the Investment Company Act of 1940, as amended, and Rule 19a-1 disclosing the source of such distributions. Furthermore, such notices shall be posted monthly on our web site at www.principalfunds.com. You may request a copy of all such notices, free of charge, by telephoning 1-800-222-5852. The amounts and sources of distributions included in such notices are estimates only and you should not rely upon them for purposes of reporting income taxes. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.

FREQUENT PURCHASES AND REDEMPTIONS

The Funds are not designed for frequent trading or market timing activity. The Funds do not knowingly accommodate frequent purchases and redemptions of fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.

We consider frequent trading and market timing activities to be abusive trading practices because they:

Disrupt the management of the Funds by
forcing the Fund to hold short-term (liquid) assets rather than investing for long-term growth, which results in lost investment opportunities for the Fund and causing unplanned portfolio turnover;
Hurt the portfolio performance of the Fund; and
Increase expenses of the Fund due to

  increased broker-dealer commissions and
  increased recordkeeping and related costs.

Certain Funds may be at greater risk for abusive trading practices. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage. If we are not able to identify such abusive trading practices, the Funds and their shareholders may be harmed. The harm of undetected excessive trading in shares of the underlying funds in which the Principal LifeTime Funds or Strategic Asset Management Portfolios invest could flow through to the Principal LifeTime Funds and Strategic Asset Management Portfolios as they would for any fund shareholder.

We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the Funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.

If we, or a Fund, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:

  Rejecting exchange instructions from the shareholder or other person authorized by the shareholder to direct exchanges;
  Restricting submission of exchange requests by, for example, allowing exchange requests to be submitted by 1st class U.S. mail only and disallowing requests made by facsimile, overnight courier, telephone or via the internet;
  Limiting the number of exchanges during a year;
  Requiring a holding period of a minimum of 30 days before permitting exchanges among the Funds where there is evidence of at least one round-trip exchange (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption); and
  Taking such other action as directed by the Fund.

The Funds have reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed prior to a determination of abusive trading. In those instances, we will reverse the exchange. We will give you notice in writing in this instance.

FUND ACCOUNT INFORMATION

Orders Placed by Intermediaries

Principal Funds may have an agreement with your intermediary, such as a broker-dealer, third party administrator, or trust company, that permits the intermediary to accept orders on behalf of the Fund until 3 p.m. Central Time. The agreement may include authorization for your intermediary to designate other intermediaries (“sub-designees”) to accept orders on behalf of the Fund on the same terms that apply to the intermediary. In such cases, if your intermediary or a sub-designee receives your order in correct form by 3 p.m. Central Time, transmits it to the Fund, and pays for it in accordance with the agreement, the Fund will price the order at the next net asset value per share it computes after your intermediary or sub-designee received your order.

Note: The time at which the Fund prices orders and the time until which the Fund or your intermediary or sub-designee will accept orders may change in the case of an emergency or if the NYSE closes at a time other than 3 p.m. Central Time.

Signature Guarantees

Certain transactions require that your signature be guaranteed. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member, or brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable. Signature guarantees are required:

  if you sell more than $100,000 from any one Fund;
  if a sales proceeds check is payable to other than the account shareholder(s);
  to change ownership of an account;
  to add telephone transaction services and/or wire privileges to an existing account if there is not a common owner between the bank account and mutual fund account;
  to change bank account information designated under an existing telephone withdrawal plan if there is not a common owner between the bank account and mutual fund account;
  to exchange or transfer among accounts with different ownership; and
  to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding 15 days.

Reservation of Rights

Principal Funds reserves the right to amend or terminate the special plans described in this prospectus. In addition, Principal Funds reserves the right to change the share class described herein. Shareholders will be notified of any such action to the extent required by law.

Financial Statements

Shareholders will receive annual financial statements for the Funds, audited by the Funds’ independent registered public accounting firm. Shareholders will also receive a semiannual financial statement that is unaudited.

PORTFOLIO HOLDINGS INFORMATION

A description of the Fund's policies and procedures with respect to disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information.

FINANCIAL HIGHLIGHTS

To be filed by amendment.

To request a free copy of the latest annual or semiannual report for the Fund, you may telephone 1-800-222-5852.

APPENDIX A
Description of Bond Ratings:
Moody’s Investors Service, Inc. Rating Definitions:
Long-Term Obligation Ratings
Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised.
Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.
Aaa:	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.
Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
Ba:	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.
B:	Obligations rated B are considered speculative and are subject to high credit risk.
Caa:	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
NOTE: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa.
The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generate rating category.
SHORT-TERM NOTES: The four ratings of Moody’s for short-term notes are MIG 1, MIG 2, MIG 3, and MIG 4. MIG 1 denotes “best quality, enjoying strong protection from established cash flows.” MIG 2 denotes “high quality” with
“ample margins of protection.” MIG 3 notes are of “favorable quality but lacking the undeniable strength of the preceding grades.” MIG 4 notes are of “adequate quality, carrying specific risk for having protection and not distinctly or predominantly speculative.”
Description of Moody’s Commercial Paper Ratings:
Moody’s Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:
Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.
Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.
Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor’s Corporation’s Debt Ratings:

A Standard & Poor’s debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources Standard & Poor’s considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I.	Likelihood of default – capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;
II.	Nature of and provisions of the obligation;
III.	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor’s rights.
AAA:	Debt rated “AAA” has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA:	Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest- rated issues only in small degree.
A:	Debt rated “A” has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
BBB:	Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circum- stances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

BB, B, CCC, CC: Debt rated “BB,” “B,” “CCC,” and “CC” is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.

“BB” indicates the lowest degree of speculation and “CC” the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C:	The rating “C” is reserved for income bonds on which no interest is being paid.
D:	Debt rated “D” is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from “AA” to “B” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

NR:	Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy.

Standard & Poor’s, Commercial Paper Ratings

A Standard & Poor’s Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

A:	Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

A-1:	This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a “+” designation.

A-2:	Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated “A-1.”

A-3:	Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, some-
what more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.

B:	Issues rated “B” are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

C:	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D:	This rating indicates that the issue is either in default or is expected to be in default upon maturity.

The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor’s by the issuer and obtained by Standard & Poor’s from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

Standard & Poor’s rates notes with a maturity of less than three years as follows:

SP-1:	A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a “+” designation.

SP-2:	A satisfactory capacity to pay principal and interest.

SP-3:	A speculative capacity to pay principal and interest.

ADDITIONAL INFORMATION

Additional information about the Fund (including the Fund’s policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information dated _________________, which is incorporated by reference into this prospectus. Additional information about the Funds’ investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year. The Statement of Additional Information and the Fund’s annual and semiannual reports can be obtained free of charge by writing Principal Funds, P.O. Box 8024 Boston, MA 02266-8024. In addition, the Fund makes its Statement of Additional Information and annual and semiannual reports available, free of charge, on our website www.principal.com. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-222-5852.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission’s internet site at http:// www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-0102.

The U.S. government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Money Market Fund will be able to maintain a stable share price of $1.00 per share.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

Principal Funds, Inc. SEC File 811-07572

PRINCIPAL FUNDS, INC.

R-1 CLASS SHARES
R-2 CLASS SHARES
R-3 CLASS SHARES
R-4 CLASS SHARES
R-5 CLASS SHARES
The date of this Prospectus is ________________, 2010.

As with all mutual funds, neither the Securities and Exchange Commission ("SEC") nor any State Securities Commission has approved or disapproved of these securities or determined whether this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

Fund Summaries	4
LARGECAP US EQUITY FUNDS	7
Disciplined LargeCap Blend Fund	7
Equity Income Fund
LargeCap Blend Fund I	10
LargeCap Blend Fund II	13
LargeCap Growth Fund	16
LargeCap Growth Fund I	19
LargeCap Growth Fund II	22
LargeCap S&P 500 Index Fund	25
LargeCap Value Fund	28
LargeCap Value Fund I	31
LargeCap Value Fund III	37
Principal Capital Appreciation Fund
SMALL/MIDCAP US EQUITY FUNDS	40
MidCap Blend Fund	40
MidCap Growth Fund	43
MidCap Growth Fund III	49
MidCap S&P 400 Index Fund	52
MidCap Value Fund I	55
MidCap Value Fund III	61
SmallCap Blend Fund	64
SmallCap Growth Fund	67
SmallCap Growth Fund I	70
SmallCap Growth Fund II	73
SmallCap S&P 600 Index Fund	79
SmallCap Value Fund	82
SmallCap Value Fund I	85
SmallCap Value Fund II	91
INTERNATIONAL EQUITY FUNDS	94
Diversified International Fund	94
International Emerging Markets Fund	97
International Fund I	100
International Growth Fund	103
REAL ESTATE FUND	106
Real Estate Securities Fund	106
BALANCED/ASSET ALLOCATION FUNDS	109
Principal LifeTime Strategic Income Fund	112
Principal LifeTime 2010 Fund	114
Principal LifeTime 2015 Fund	116
Principal LifeTime 2020 Fund	117
Principal LifeTime 2025 Fund	119
Principal LifeTime 2030 Fund	120
Principal LifeTime 2035 Fund	122
Principal LifeTime 2040 Fund	123
Principal LifeTime 2045 Fund	125
Principal LifeTime 2050 Fund	126
Principal LifeTime 2055 Fund	128
Strategic Asset Management (“SAM”) Flexible Income Portfolio	132
Strategic Asset Management (“SAM”) Conservative Balanced Portfolio	134
Strategic Asset Management (“SAM”) Balanced Portfolio	136
Strategic Asset Management (“SAM”) Conservative Growth Portfolio	138

Strategic Asset Management (“SAM”) Strategic Growth Portfolio	140
SHORT-TERM FIXED INCOME FUNDS	142
Money Market Fund	142
Short-Term Bond Fund	145
FIXED INCOME FUNDS	151
Bond & Mortgage Securities Fund	151
Core Plus Bond Fund I	154
Government & High Quality Bond Fund	156
High Quality Intermediate-Term Bond Fund	159
Income Fund
Inflation Protection Fund	162
Preferred Securities Fund	168
The Costs of Investing	171
Distribution Plans and Intermediary Compensation	171
Certain Investment Strategies and Related Risks	174
Management of the Funds	181
Pricing of Fund Shares	204
Purchase of Fund Shares	205
Redemption of Fund Shares	205
Exchange of Fund Shares	205
Frequent Purchases and Redemptions	206
Dividends and Distributions	207
Tax Considerations	207
Fund Account Information	208
Portfolio Holdings Information	209
Financial Highlights	209
Appendix A - Description of Bond Ratings	222
Additional Information	225

DISCIPLINED LARGECAP BLEND FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees	%	%	%	%	%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%	none
Other Expenses	%	%	%	%
%
Total Annual Fund Operating Expenses	%	%	%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee
Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$ $		$ $
Class R-2
Class R-3
Class R-4
Class R-5

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

Principal Investment Strategies
The Fund invests primarily in common stocks of large capitalization companies. Under normal circumstances, the
Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Standard &
Poor’s (“S&P”) 500 Index (as of the most recent calendar year end, this range was between approximately $0.5 billion and $406.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock.

In selecting securities for investment, PGI looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a “blend” of stocks with these characteristics. In managing the assets of the Fund, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

PGI believes that changes in market expectations drive stock prices. Early identification of improving business fundamentals, early identification of positive change in expectations regarding future profitability of companies and paying prices that are below “fair value” for these stocks will result in investment management success. PGI’s investment process seeks to systematically identify stocks with desirable characteristics and combine these stocks in a risk-managed portfolio to maximize return potential by controlling risk. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. This Fund may be used as part of a fund of funds strategy.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-547-7754.

Total Returns as of December 31 each year (Class R-2 shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class R-1 Return Before Taxes	%	%	%
Class R-1 Return After Taxes on Distributions
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Class R-2 Return Before Taxes
Class R-3 Return Before Taxes
Class R-4 Return Before Taxes
Class R-5 Return Before Taxes
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

• Jeffrey A. Schwarte (since 2002), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

EQUITY INCOME FUND

Objective:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Estimated for the year ended October 31, 2010	XXXXX	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees		0.52%	0.52%	0.52%	0.52%	0.52%
Distribution and/or Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses		0.53%	0.45%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses		0.04%	0.04%	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses		1.44%	1.31%	1.13%	0.94%	0.82%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$144	$456	$787	$1,724
Class R-2	133	415	718	1,579
Class R-3	115	359	622	1,375
Class R-4	96	300	520	1,155
Class R-5	84	262	455	1,014

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile:

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in dividend-paying common stocks and preferred stocks. The Fund usually invests in large cap stocks, which as of December 31, 2008 range between $0.5 billion and $406.1 billion, as defined by the S&P 500 Index, but may also invest in mid cap stocks, which as of December 31, 2008 ranged between $0.02 billion and $14.9 billion, as defined by the Russell Midcap Index. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest up to 20% in fixed-income securities of any maturity, including below-investment-grade fixed-income securities (sometimes called “junk bonds”) (rated BB or lower by S&P or Ba or lower by Moody’s) and preferred securities. The Fund may invest up to 20% of its assets in real estate investment trust (“REIT”) securities. The Fund may invest up to 25% of its assets in securities of foreign issuers.

In selecting investments for the Fund, Edge looks for investments that provide regular income in addition to some opportunity for capital appreciation. Equity investments are typically made in “value” stocks currently selling for less than Edge believes they are worth. This Fund may be used as part of a fund of funds strategy. The Fund could purchase shares issued by an ETF to temporarily gain broad exposure to the equity market while awaiting purchase of underlying securities.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-547-7754.

Total Returns as of December 31 each year (Class R-2 shares)

01/01/1999 - 12/31/1999:	4.53%
01/01/2000 - 12/31/2000:	14.39%

01/01/2001 - 12/31/2001:	7.16%
01/01/2002 - 12/31/2002:	-13.09%

01/01/2003 - 12/31/2003:	28.83%
01/01/2004 - 12/31/2004:	18.34%

01/01/2005 - 12/31/2005:	9.06%
01/01/2006 - 12/31/2006:	17.30%

01/01/2007 - 12/31/2007:	4.29%
01/01/2008 - 12/31/2008:	-34.51%

Highest return for quarter during period of the bar chart Q2 ‘03 15.64%

Lowest return for quarter during period of the bar chart Q4 ‘08 -19.88%

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2008	1 Year	(or Life of Fund)	(or Life of Fund)
Class R-1 Return Before Taxes	-34.59%	0.54%	3.89%
Class R-1 Return After Taxes on Distributions	-34.85%	-0.35%	2.58%
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	-22.04%	0.64%	2.96%
Class R-2 Return Before Taxes	-34.51%	0.67%	4.02%
Class R-3 Return Before Taxes	-34.39%	0.85%	4.21%
Class R-4 Return Before Taxes	-34.27%	1.03%	4.35%
Class R-5 Return Before Taxes	-34.26%	1.04%	4.35%
S&P 500/Citigroup Value Index (reflects no deduction for fees, expenses, or taxes)	-39.22%	-1.30%	-0.25%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management Investment Advisor: Principal Management Corporation Sub-Advisor(s) and Portfolio Manager(s): Edge Asset Management, Inc.

  David W. Simpson (since 2008), Portfolio Manager
  Joseph T. Suty (since 2005), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

LARGECAP BLEND FUND I

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees		%	%	%	%	%
Distribution and/or Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%	none
Other Expenses		%	%	%	%
%
Total Annual Fund Operating Expenses		%	%	%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee
Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$ $		$ $
Class R-2
Class R-3
Class R-4
Class R-5

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in large, established companies.

Principal Investment Strategies
The Fund seeks its objective through investment in a broadly diversified portfolio of large cap equity securities representing all major sectors of the U.S. economy. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index (as of the most recent calendar year end, the range was between approximately $0.5 billion and $406.1 billion)) measured at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. As a blend fund, the fund assets will be invested in equity securities with both growth and value characteristics. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. This Fund may be used as part of a fund of funds strategy.

GSAM seeks to outperform the S&P 500 Index by overweighting stocks that it believes are more likely to outperform the benchmark while underweighting stocks that it believes will lag the Index. GSAM seeks to add value from stock selection rather than sector rotation strategies or market timing. Its approach is to combine traditional fundamental analysis with sophisticated quantitative modeling and to carefully construct and manage the risk in the portfolio.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-547-7754.

Total Returns as of December 31 each year (Class R-2 shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class R-1 Return Before Taxes	%	%	%
Class R-1 Return After Taxes on Distributions
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Class R-2 Return Before Taxes
Class R-3 Return Before Taxes
Class R-4 Return Before Taxes
Class R-5 Return Before Taxes
S&P 500 Index (reflects no deduction for fees, expenses, or taxes (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class
R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Goldman Sachs Asset Management, L.P.
• Dolores Bamford (since 2003), Managing Director
•	Andrew Braun (since 2003), Managing Director, Co-CIO
• Scott Carroll (since 2003), Managing Director
•	Sean Gallagher (since 2003), Managing Director, Co-CIO

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page of the Prospectus.

LARGECAP BLEND FUND II

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees		%	%	%	%	%
Distribution and/or Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%
Other Expenses		%	%	%	%	none
%
Total Annual Fund Operating Expenses		%	%	%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee
Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$ $		$ $
Class R-2
Class R-3
Class R-4
Class R-5

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in an actively managed portfolio of common stocks, but who prefer investing in larger, established companies.

Principal Investment Strategies
The Fund pursues its investment objective by investing primarily in equity securities of U.S. companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with large market capitalizations (those with market capitalizations within the range of companies in the S&P 500 Index (as of the most recent calendar year end, this range was between approximately $0.5 billion and $406.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. As a blend fund, the fund assets will be invested in equity securities with both growth and value characteristics. Small- and mid-capitalization stocks and foreign stocks may also be purchased in keeping with Fund objectives. The market capitalization of companies in the Fund's portfolio and the S&P 500 Index will change over time, and the Fund will not automatically sell or cease to purchase equity securities of a company it owns if the company's market capitalization falls outside of the index range.

T. Rowe Price uses a disciplined portfolio construction process whereby it weights each sector and industry approximately the same as the S&P 500 Index. Within each sector and industry, the weighting of individual fund holdings can vary significantly from their weighting within the S&P 500 Index. T. Rowe Price’s portfolio is constructed to outperform the S&P 500 Index by overweighting those stocks that are viewed favorably relative to their weighting in the Index, and underweighting or avoiding those stocks that are viewed negatively. T. Rowe Price equity analysts select stocks within industries where they have focused expertise. The analysts actively select stocks from the industries they cover, and determine the stocks’ weights within their industry-specific portfolios, based on fundamental research, which considers various factors such as the quality of the business franchise, earnings growth potential of a company, and valuation.

ClearBridge seeks to construct an investment portfolio with a weighted average market capitalization similar to the S&P 500 Index. ClearBridge uses fundamental analysis to identify companies it views as high quality and to determine whether it believes the companies' equity securities are relatively over- or under-valued. ClearBridge favors companies with above-average growth in dividend yields.

Principal invests between 10% and 40% of the Fund's assets in common stocks. It employs an active, quantitative “structured equity” strategy in an attempt to match or exceed the performance of the Fund's benchmark index (identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-547-7754.

Total Returns as of December 31 each year (Class R-2 shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class R-1 Return Before Taxes	%	%	%
Class R-1 Return After Taxes on Distributions
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Class R-2 Return Before Taxes
Class R-3 Return Before Taxes
Class R-4 Return Before Taxes
Class R-5 Return Before Taxes
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management Investment Advisor: Principal Management Corporation Sub-Advisor(s) and Portfolio Manager(s): ClearBridge Advisors, LLC

  Scott Glasser (since 2009), Senior Portfolio Manager and Managing Director
  Michael Kagan (since 2009), Senior Portfolio Manager and Managing Director

T. Rowe Price Associates, Inc.
• Anna M. Dopkin (since 2007), Vice President
• Ann M. Holcomb (since 2009), Vice President

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages and ___, respectively of the Prospectus;

•	taxes, please turn to “Tax Considerations” at page of the Prospectus; and

•	financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page of the Prospectus.

LARGECAP GROWTH FUND
Objective: The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees		%	%	%	%	%
Distribution and/or Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%	none
Other Expenses		%	%	%	%
%
Total Annual Fund Operating Expenses		%	%	%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee
Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
Class R-1	$ $	$ $
Class R-2
Class R-3
Class R-4
Class R-5

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Principal Investment Strategies
The Fund invests primarily in equity securities of large capitalization companies with strong earnings growth potential.
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Growth Index (as of the most recent calendar year end, this range was between approximately $0.02 billion and $421.8 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund invests in growth stocks; growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. To meet its investment objective, the Fund may invest in initial public offerings and foreign securities. This Fund may be used as part of a fund of funds strategy.

CCI uses a bottom-up approach (focusing on individual stock selection rather than forecasting market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on the premise that companies doing better than expected will have rising securities prices, while companies producing less than expected results will not. CCI refers to its discipline as positive momentum and positive surprise.

Through in depth analysis of company fundamentals in the context of the prevailing economic environment, CCI’s team of investment professionals selects companies that meet the criteria of positive momentum in a company’s progress and positive surprise in reported results.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-547-7754.

Total Returns as of December 31 each year (Class R-2 shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class R-1 Return Before Taxes	%	%	%
Class R-1 Return After Taxes on Distributions
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Class R-2 Return Before Taxes
Class R-3 Return Before Taxes
Class R-4 Return Before Taxes
Class R-5 Return Before Taxes
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Columbus Circle Investors

  Thomas J. Bisighini (since 2009), Senior Vice President/Senior Securities Analyst
  Anthony Rizza (since 2005), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

LARGECAP GROWTH FUND I

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees		%	%	%	%	%

Distribution and/or Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%	none
Other Expenses		%	%	%	%	%
%
Total Annual Fund Operating Expenses		%	%	%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee
Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$ $		$ $
Class R-2
Class R-3
Class R-4
Class R-5

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Principal Investment Strategies
The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies with large market capitalizations that exhibit strong growth and free cash flow potential. These companies are generally characterized as “growth” companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with market capitalizations within the range of companies in the Russell 1000® Growth Index (as of the most recent calendar year end, this range was between approximately $0.02 billion and $421.8 billion) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest in some mid cap and other stocks that fall below the range of companies in the Russell Index. The Fund may invest in foreign securities. This Fund may be used as part of a fund of funds strategy and may actively trade portfolio securities in an attempt to achieve its investment objective.

The market capitalization of companies in the Fund’s portfolio and the Russell index will change over time, and the Fund will not automatically sell or cease to purchase the stock of a company it already owns just because the company’s market capitalization grows or falls outside of the index range. The Fund may invest in some securities that do not meet the normal investment criteria when the sub-advisors perceive unusual opportunities for gain.

The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

The portion of the portfolio sub-advised by Brown will focus on an industry diversified but relatively concentrated portfolio of companies that seek to generate high, sustainable earnings growth rates over long periods of time. Brown will use its in-house research capabilities and other sources to identify companies that have the ability to grow revenue and/or earnings at above average rates over several years.

Brown may sell a stock or reduce its position in a stock if:

  The stock subsequently fails to meet Brown’s initial investment criteria or violates the growth thesis;
  A better opportunity is found or if funds are needed for other purposes;
  The stock becomes overvalued relative to the long-term expectation for the stock price.

In pursuing its investment objective, Brown may sell securities to secure gains, limit losses, or redeploy assets into a more promising opportunity. The fund may also increase or decrease exposure to a specific industry or broad segment of the market in an effort to protect the value of the overall portfolio.

T. Rowe Price generally looks for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As a growth investor, T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price. T. Rowe may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal invests between 10% and 40% of the Fund's assets in common stocks. It employs an active, quantitative “structured equity” strategy in an attempt to match or exceed the performance of the Fund's benchmark index (identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-547-7754.

Total Returns as of December 31 each year (Class R-2 shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class R-1 Return Before Taxes	%	%	%
Class R-1 Return After Taxes on Distributions
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Class R-2 Return Before Taxes
Class R-3 Return Before Taxes
Class R-4 Return Before Taxes
Class R-5 Return Before Taxes
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Brown Investment Advisory Incorporated
• Kenneth M. Stuzin (since 2009), Partner and U.S. Large-Cap Growth Equity Portfolio Manager

T. Rowe Price Associates, Inc.
• Robert W. Sharps, (since 2004), Vice President

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page of the Prospectus.

LARGECAP GROWTH FUND II

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees		%	%	%	%	%

Distribution and/or Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%	none
Other Expenses		%	%	%	%	%
%
Total Annual Fund Operating Expenses		%	%	%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee
Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$ $		$ $
Class R-2
Class R-3
Class R-4
Class R-5

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index (as of the most recent calendar year end, the range was between approximately $0.02 billion and $421.8 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest in some mid cap and other stocks that fall below the range of companies in the Russell Index. The Fund invests in growth stocks; growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. The Fund may also invest in foreign securities. Both Sub-Advisors use a bottom-up approach to stock selection. This means that the Sub-Advisors make investment decisions based primarily on its analysis of individual companies, rather than on broad economic forecasts. This Fund may be used as part of a fund of funds strategy and may actively trade portfolio securities in an attempt to achieve its investment objective.

The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

American Century selects stocks of larger-sized companies it believes will increase in value over time using a growth investment strategy it developed. Management of the Fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

Using its extensive computer database, as well as other primary analytical research tools, American Century tracks financial information for individual companies to identify and evaluate trends in earnings, revenues, and other business fundamentals. Under normal market conditions, the Fund’s portfolio will primarily consist of securities of companies demonstrating business improvement. Analytical indicators helping to identify signs of business improvement could include accelerating earnings or revenue growth rates, increasing cash flows, or other indications of the relative strength of a company’s business. These techniques help American Century buy or hold the stocks of companies it believes have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

M&C seeks high quality, well-established large-cap companies that it believes are growing their near-term earnings at an above average rate. In addition to fundamental growth characteristics, M&C’s proprietary process also emphasizes valuation in order to find growth companies selling at a discount to their intrinsic value.

Pursuant to M&C’s investment approach, in addition to an initial capitalization screen, stocks selected for the Fund must:

  Have a strong history of earnings growth;
  Be attractively priced, relative to the company's potential for above-average long-term earnings and revenue growth;
  Have strong balance sheets;
  Have a sustainable competitive advantage;
  Be, or have the potential to become, industry leaders.

To manage risk, M&C limits sector and individual security exposure, and adheres to a strong sell discipline.

Principal invests between 10% and 40% of the Fund's assets in common stocks. It employs an active, quantitative “structured equity” strategy in an attempt to match or exceed the performance of the Fund's benchmark index (identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-547-7754.

Total Returns as of December 31 each year (Class R-2 shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart

Average Annual Total Returns
		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class R-1 Return Before Taxes	%	%	%
Class R-1 Return After Taxes on Distributions
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Class R-2 Return Before Taxes
Class R-3 Return Before Taxes
Class R-4 Return Before Taxes
Class R-5 Return Before Taxes
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
American Century Investment Management, Inc.
•	Gregory J. Woodhams (since 2000), Chief Investment Officer, U.S. Growth Equity - Large Cap, Vice President
and Senior Portfolio Manager
•	Prescott LeGard (since 2000), Vice President and Portfolio Manager

Montag & Caldwell, Inc.
•	Ronald E. Canakaris (since 2009), Chairman and CIO
•	Grover C. Maxwell III (since 2009), Executive Vice President
•	Charles E. Markwalter (since 2009), Vice President

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page of the Prospectus.

LARGECAP S&P 500 INDEX FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees		%	%	%	%	%

Distribution and/or Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%	none
Other Expenses		%	%	%	%	%
%
Total Annual Fund Operating Expenses		%	%	%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee
Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$ $		$ $
Class R-2
Class R-3
Class R-4
Class R-5

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies that compose the S&P 500 Index. PGI attempts to mirror the investment performance of the Index by allocating the Fund’s assets in approximately the same weightings as the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of the most recent calendar year end, the market capitalization range of the Index was between approximately $0.5 billion and $406.1 billion. Market capitalization is defined as total current market value of a company's outstanding common stock. PGI may also use stock index futures and options as a substitute for the sale or purchase of securities. This fund may be used as part of a fund of funds strategy.

The Fund uses an indexing strategy or a passive investment approach designed to track the performance of the S&P 500. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

Over the long-term, PGI seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of 1.00 will be achieved. The correlation between Fund and Index performance may be affected by the Fund’s expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares.

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund’s portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund’s ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

PGI reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead PGI to believe that it should not be a part of the Fund’s assets. PGI may also elect to omit any S&P 500 stocks from the Fund if such stocks are issued by an affiliated company.

NOTE: “Standard & Poor’s 500” and “S&P 500®” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-547-7754.

Total Returns as of December 31 each year (Class R-2 shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class R-1 Return Before Taxes	%	%	%
Class R-1 Return After Taxes on Distributions
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Class R-2 Return Before Taxes
Class R-3 Return Before Taxes
Class R-4 Return Before Taxes
Class R-5 Return Before Taxes
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class
R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management Investment Advisor: Principal Management Corporation Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC

  Dirk Laschanzky (since 2003), Portfolio Manager
  Scott W. Smith (since 2007), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

LARGECAP VALUE FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees		%	%	%	%	%

Distribution and/or Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%	none
Other Expenses		%	%	%	%	%
%
Total Annual Fund Operating Expenses		%	%	%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee
Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$ $		$ $
Class R-2
Class R-3
Class R-4
Class R-5

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

Principal Investment Strategies
The Fund invests primarily in equity securities of large capitalization companies. Under normal circumstances, the
Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Value Index, which as of December 31, 2008 ranged between approximately $0.02 billion and $421.8 billion) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock.

The Fund invests in stocks that, in the opinion of PGI, are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to the overall market. Securities for the Fund are selected by consideration of the quality and price of individual issuers rather than forecasting stock market trends.

The equity investment philosophy of PGI is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. PGI uses a research-driven investment approach to minimize unintended portfolio risks (including sector and market cap biases relative to the index) so that stock selection drives performance.

PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. This Fund may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-547-7754.

Total Returns as of December 31 each year (Class R-2 shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class R-1 Return Before Taxes	%	%	%
Class R-1 Return After Taxes on Distributions
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Class R-2 Return Before Taxes
Class R-3 Return Before Taxes
Class R-4 Return Before Taxes
Class R-5 Return Before Taxes
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class
R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Arild Holm (since 2007), Portfolio Manager
• John Pihlblad (since 2000), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page of the Prospectus.

LARGECAP VALUE FUND I

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees		%	%	%	%	%

Distribution and/or Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%	none
Other Expenses		%	%	%	%	%
%
Total Annual Fund Operating Expenses		%	%	%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee
Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:0

	1 year	3 years	5 years	10 years
Class R-1	$ $		$ $
Class R-2
Class R-3
Class R-4
Class R-5

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.

Principal Investment Strategies
The Fund invests primarily in equity securities of large capitalization companies. Under normal circumstances, the
Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of the most recent calendar year end, this range was between approximately $0.02 billion and $421.8 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund invests in value stocks; value stocks value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up. The Fund may invest in some mid cap and other stocks that fall below the range of companies in the Russell Index. The Fund may invest in securities of foreign companies.

In selecting securities, UBS Global AM focuses on, among other things, identifying discrepancies between a security’s fundamental value and its market price. In this context, the fundamental value of a given security is the assessment of UBS Global AM of what a security is worth. UBS Global AM seeks to select securities with fundamental values that it estimates to be greater than its market value at any given time. For each stock under analysis, UBS Global AM bases its estimates of fundamental value upon economic, industry and company analysis, as well as upon a company’s management team, competitive advantage and core competencies. UBS Global AM then compares its assessment of a security’s value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics. UBS Global AM derives investment value and organizes collective investment insights with an emphasis on primary research and company visits.

TS&W invests using a four-factor screen to narrow the large universe of stocks with market capitalizations greater than $3 billion. The result of the screen is a group of approximately 250 companies that TS&W believes are the most attractive in each of the nine economic sectors of the Russell 1000® Value Index. The screen is based on discounted cash flow analysis, relative cash flow multiples, earnings potential and recent price action.

Fundamental analysis is then used to build a portfolio of approximately 50-65 large capitalization stocks. TS&W’s research analysts focus on key drivers of performance and catalysts that might affect the outlook for a company and its future valuation. They evaluate proprietary and publicly available information, including broker and independent research, company filings and trade periodicals. They may speak with company management to hear their perspectives and outlook on the pertinent business issues. TS&W’s analysts apply a consistent and disciplined review in a team environment that encourages critical thinking and analysis for each company considered for investment. The process employs risk controls and a rigorous sell discipline.

Principal invests between 10% and 40% of the Fund's assets in common stocks. It employs an active, quantitative “structured equity” strategy in an attempt to match or exceed the performance of the Fund's benchmark index (identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-547-7754.

Total Returns as of December 31 each year (Class R-2 shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class R-1 Return Before Taxes	%	%	%
Class R-1 Return After Taxes on Distributions
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Class R-2 Return Before Taxes
Class R-3 Return Before Taxes
Class R-4 Return Before Taxes
Class R-5 Return Before Taxes
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management Investment Advisor: Principal Management Corporation Sub-Advisor(s) and Portfolio Manager(s): Thompson, Siegel & Walmsley LLC

  John S. Pickler (since 2009), Portfolio Manager and Research Analyst
  Horace P. Whitworth (since 2009), Co-CEO and Portfolio Manager
  Charles J. Wittmann (since 2009), Portfolio Manager and Research Analyst

UBS Global Asset Management (Americas) Inc.

  Thomas M . Cole (since 2004), Head of North American Equities, Research Director for North American Equities, and a Managing Director
  Thomas J. Digenan (since 2004), North American Equity Strategist and Managing Director
  John C. Leonard (since 2004), Global Head of Equities and Member, UBS Group Managing Board

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

LARGECAP VALUE FUND III

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees		%	%	%	%	%

Distribution and/or Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%	none
Other Expenses		%	%	%	%	%
%
Total Annual Fund Operating Expenses		%	%	%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee
Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$ $		$ $
Class R-2
Class R-3
Class R-4
Class R-5

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies with large market capitalizations similar to companies in the Russell 1000 Value Index

(approximately $0.02 billion to $421.8 billion as of December 31, 2008) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.The Fund may invest in some mid cap and other stocks that fall below the range of companies in the Russell Index. The Fund invests in value stocks; value stocks value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up. The Fund may invest in securities of foreign companies and may be used as part of a fund of funds strategy. The Fund has two sub-advisors: Alliance Bernstein LP (“AllianceBernstein”) and Westwood Management Corp. (“Westwood”). A portion of the Fund is managed by Principal.

AllianceBernstein invests primarily in undervalued equity securities of companies that it believes offer above-average potential for earnings growth. It seeks securities that exhibit low financial ratios and can be acquired for less than what AllianceBernstein believes is their intrinsic value or have an attractive price relative to the value of expected future dividends. These investments may include securities of companies that have not performed well in the recent past but are undergoing management, corporate, asset restructuring or other transitions. Portfolio securities that have reached their intrinsic value or a target financial ratio will generally be sold.

Westwood generally invests in approximately 40-60 securities that it believes are currently undervalued in the market and possess limited downside risk. Other key metrics for evaluating the risk/return profile of an investment include an improving return on equity, a declining debt/equity ratio and, in the case of common equities, positive earnings surprises without a corresponding increase in Wall Street estimates. Westwood may determine to sell a security that has reached a predetermined price target or if a change to a company's fundamentals negatively impacts the original investment thesis. Westwood will not necessarily sell a security that has depreciated below the Fund's target capitalization range.

Principal invests between 10% and 40% of the Fund's assets in common stocks. It employs an active, quantitative “structured equity” strategy in an attempt to match or exceed the performance of the Fund's benchmark index (identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-547-7754.

Total Returns as of December 31 each year (Class R-2 shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class R-1 Return Before Taxes	%	%	%
Class R-1 Return After Taxes on Distributions
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Class R-2 Return Before Taxes
Class R-3 Return Before Taxes
Class R-4 Return Before Taxes
Class R-5 Return Before Taxes
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management Investment Advisor: Principal Management Corporation Sub-Advisor(s) and Portfolio Manager(s): AllianceBernstein L.P.

  Marilyn G. Fedak (since 2000), Vice Chair of Investment Services
  Christopher W. Marx (since 2006), Senior Portfolio Manager
  Joseph Gerard Paul (since 2009), Co-CIO -- US Large Cap Value Equities; CIO--North American Value Equities; Global Head--Diversified Value Services
  John D. Phillips, Jr. (since 2002), Senior Portfolio Manager
  David Yuen (since 2009), Co-CIO and Director of Researc--US Value Equities; CIO--Advanced Value Fund

Westwood Management Corp.

  Susan M. Byrne (since 2008), Chairman and Chief Investment Officer
  Mark R. Freeman (since 2008), Senior Vice President and Portfolio Manager
  Kellie R. Stark (since 2008), Executive Vice President and Associate Portfolio Manager
  Scott D. Lawson (since 2008), Vice President and Senior Research Analyst
  Jay K. Singhania (since 2008), Vice President and Research Analyst

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

PRINCIPAL CAPITAL APPRECIATION FUND

Objective: The Fund seeks to provide long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Estimated for the year ended October 31, 2010	XXXXX	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5

Management Fees	0.58%	0.58%	0.58%	0.58%	0.58%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.54%	0.46%	0.33%	0.29%	0.27%

Total Annual Fund Operating Expenses	1.47%	1.34%	1.16%	0.97%	0.85%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$150	$465	$803	$1,757
Class R-2	136	425	734	1,613
Class R-3	118	368	638	1,409
Class R-4	99	309	536	1,190
Class R-5	87	271	471	1,049

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was _____% of the average value of its portfolio.

Investor Profile:

Principal Investment Strategies

Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in equity securities of small, medium, and large capitalization companies.

The Fund may invest up to 20% of its assets in both real estate investment trust ("REIT") securities and below investment-grade fixed-income securities (sometimes called "junk bonds") (rated BB or lower by S&P or Ba or lower by Moody’s). The Fund may invest up to 25% of its net assets in securities of foreign issuers. This fund may be used as part of a fund of funds strategy.

In selecting investments for the Fund, Edge selects equity securities based upon rigorous fundamental analysis that assesses the quality of each company's business, earnings growth potential, and stock valuation. Edge seeks to invest in good businesses that are well-managed, hold competitive advantages and generate high returns on invested capital. Also taken into consideration is the industry in which a company operates, its position in the marketplace and the barriers to entry to prevent further competition. Edge seeks to buy companies at attractive prices compared to their business value.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-547-7754.

Total Returns as of December 31 each year (Class R-2 shares)

01/01/1999 - 12/31/1999:	41.94%
01/01/2000 - 12/31/2000:	6.43%

01/01/2001 - 12/31/2001:	6.00%
01/01/2002 - 12/31/2002:	-22.70%

01/01/2003 - 12/31/2003:	40.95%
01/01/2004 - 12/31/2004:	12.86%

01/01/2005 - 12/31/2005:	7.70%
01/01/2006 - 12/31/2006:	11.33%

01/01/2007 - 12/31/2007:	7.93%
01/01/2008 - 12/31/2008:	-33.82%

Highest return for quarter during period of the bar chart Q2 ‘01 29.70%
Lowest return for quarter during period of the bar chart Q3 ‘01 -25.50%
	Average Annual Total Returns

			5 Years	10 Years
For the periods ended December 31, 2008		1 Year	(or Life of Fund)	(or Life of Fund)
Class R-1 Return Before Taxes		-33.91%	-0.81%	5.23%
Class R-1 Return After Taxes on Distributions		-34.49%	-1.40%	4.15%
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares		-21.27%	-0.53%	4.32%
Class R-2 Return Before Taxes		-33.82%	-0.68%	5.36%
Class R-3 Return Before Taxes		-33.70%	-0.50%	5.55%
Class R-4 Return Before Taxes		-33.58%	-0.32%	5.70%
Class R-5 Return Before Taxes		-33.53%	-0.26%	5.73%
S&P 500/Citigroup Value Index (reflects no deduction for fees, expenses, or taxes)		-39.22%	-1.30%	-0.25%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class
R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• Philip M. Foreman (since 2002), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page of the Prospectus.

MIDCAP BLEND FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees		%	%	%	%	%

Distribution and/or Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%	none
Other Expenses		%	%	%	%	%
%
Total Annual Fund Operating Expenses		%	%	%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee
Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$ $		$ $
Class R-2
Class R-3
Class R-4
Class R-5

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

Principal Investment Strategies
The Fund invests primarily in equity securities of medium capitalization companies. Under normal circumstances, the
Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell

MidCap® Index (as of the most recent calendar year end, this range was between approximately $0.02 billion and $14.9 billion) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock.

In selecting securities for investment, PGI looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a “blend” of stocks with these characteristics. In managing the assets of the Fund, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

PGI believes that superior stock selection is the key to consistent out-performance. PGI seeks to achieve superior stock selection by systematically evaluating company fundamentals and in-depth original research.

PGI focuses its stock selections on established companies that it believes have a sustainable competitive advantage. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark.

The Fund may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-547-7754.

Total Returns as of December 31 each year (Class R-2 shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class R-1 Return Before Taxes	%	%	%
Class R-1 Return After Taxes on Distributions
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Class R-2 Return Before Taxes
Class R-3 Return Before Taxes
Class R-4 Return Before Taxes
Class R-5 Return Before Taxes
Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC • K. William Nolin (since 2000), Portfolio Manager For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

MIDCAP GROWTH FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees		%	%	%	%	%

Distribution and/or Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%	none
Other Expenses		%	%	%	%	%
%
Total Annual Fund Operating Expenses		%	%	%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee
Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$ $		$ $
Class R-2
Class R-3
Class R-4
Class R-5

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Principal Investment Strategies
The Fund invests primarily in equity securities of medium capitalization companies with strong earnings growth potential. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of the most recent calendar year end, this range was between approximately $0.02 billion and $14.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund invests in growth stocks;
growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

The Fund may actively trade portfolio securities in an attempt to achieve its investment objective, invest its assets in securities of foreign issuers, purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition. The Fund invests in growth stocks;
growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

CCI uses a bottom-up approach (focusing on individual stock selection rather than forecasting stock market trends) in its selection of individual securities that it believes have an above-average potential for earnings growth in the context of the prevailing economic environment. Selection is based on the premise that companies doing better than expected will have rising securities prices, while companies producing less than expected results will not. CCI refers to its discipline as positive momentum and positive surprise.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-547-7754.

Total Returns as of December 31 each year (Class R-2 shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class R-1 Return Before Taxes	%	%	%
Class R-1 Return After Taxes on Distributions
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Class R-2 Return Before Taxes
Class R-3 Return Before Taxes
Class R-4 Return Before Taxes
Class R-5 Return Before Taxes
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class
R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Columbus Circle Investors
• Clifford G. Fox (since 2005), Portfolio Manager
•	Michael Iacono (since 2008), Managing Director/Co-Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages and ___, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page of the Prospectus.

MIDCAP GROWTH FUND III

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees		%	%	%	%	%

Distribution and/or Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%	none
Other Expenses		%	%	%	%	%
%
Total Annual Fund Operating Expenses		%	%	%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee
Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$ $		$ $
Class R-2
Class R-3
Class R-4
Class R-5

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Principal Investment Strategies
The Fund invests primarily in equity securities of U.S. companies with strong earnings growth potential. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of the most recent calendar year end, this range was between approximately $0.02 billion and $14.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest in some stocks that fall below or rise above the range of companies in the Russell Index. The market capitalization of companies in the Fund's portfolio and the Russell index will change over time, and the Fund will not automatically sell or cease to purchase the stock of a company it already owns just because the company's market capitalization grows or falls outside of the index range. The Fund may invest in some securities that do not meet the normal investment criteria when the sub-advisors perceive unusual opportunities for gain. The Fund invests in growth stocks; growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition. The Fund may invest in securities of foreign companies, including securities of issuers in emerging countries. This Fund may be used as part of a fund of funds strategy and may actively trade portfolio securities in an attempt to achieve its investment objective.

Jacobs Levy selects stocks using a growth oriented investment approach based on proprietary research that attempts to detect and take advantage of market inefficiencies. Its approach combines human insight and intuition, finance and behavioral theory, and quantitative and statistical methods in a proprietary process it refers to as “disentangling.” The disentangling process evaluates various market inefficiencies simultaneously, isolating each potential source of return.

Jacobs Levy believes that disentangling provides more reliable predictions of future stock price behavior than simple single-factor analyses. Security valuation entails sophisticated modeling of large numbers of stocks and proprietary factors based on reasonable, intuitive relationships. The firm examines a wide range of data, including balance sheets and income statements, analyst forecasts, corporate management signals, economic releases, and security prices.

Turner invests the assets allocated to it in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell Midcap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell Midcap Growth Index.

Turner selects stocks that it believes have strong earnings growth potential. Turner invests assets allocated to it in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions, Turner's portion of the Fund is fully invested.

Mellon Capital uses valuation models designed to identify common stocks of companies that have demonstrated consistent earnings momentum and delivered superior results relative to market analyst expectations. Other considerations include profit margins, growth in cash flow and other standard balance sheet measures. Mellon Capital holds securities generally characterized by strong earnings momentum measures and higher expected earnings per share growth.

Mellon Capital's valuation model incorporates information about the relevant criteria as of the most recent period for which data are available. Once ranked, the securities are categorized under the headings "buy," "sell," or "hold." The decision to buy, sell or hold is made by Mellon Capital based primarily on output of the valuation model. However, that decision may be modified due to subsequently available or other specific relevant information about the security. In addition, Mellon Capital manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry.

Principal invests between 10% and 40% of the Fund's assets in common stocks. It employs an active, quantitative “structured equity” strategy in an attempt to match or exceed the performance of the Fund's benchmark index (identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-547-7754.

Total Returns as of December 31 each year (Class R-2 shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns
		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class R-1 Return Before Taxes	%	%	%

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class R-1 Return After Taxes on Distributions
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Class R-2 Return Before Taxes
Class R-3 Return Before Taxes
Class R-4 Return Before Taxes
Class R-5 Return Before Taxes
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Jacobs Levy Equity Management, Inc.

  Bruce I. Jacobs (since 2008), President
  Kenneth M. Levy (since 2008), Vice President

Mellon Capital Management Corporation

  Ronald P. Gala (since 2002), Director, Senior Portfolio Manager, Active Equity Strategies
  Adam T. Logan (since 2005), Vice President, Senior Portfolio Manager, Active Equity Strategies

Turner Investment Partners, Inc.

  Tara Hedlund (since 2006), Portfolio Manager/Security Analyst, Principal
  Christopher K. McHugh (since 2000), Vice President/Senior Portfolio Manager/Security Analyst
  Jason Schrotberger (since 2006), Portfolio Manager, Security Analyst, Principal

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

MIDCAP S&P 400 INDEX FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees		%	%	%	%	%

Distribution and/or Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%	none
Other Expenses		%	%	%	%	%
%
Total Annual Fund Operating Expenses		%	%	%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee
Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$ $		$ $
Class R-2
Class R-3
Class R-4
Class R-5

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies that compose the Standard & Poor’s (“S&P”) MidCap 400 Index. PGI attempts to mirror the investment performance of the Index by allocating the Fund’s assets in approximately the same weightings as the S&P MidCap 400. The S&P MidCap 400 is an unmanaged index of 400 common stocks of medium sized U.S. (and some Canadian) companies. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of the most recent calendar year end, the market capitalization range of the Index was between approximately $0.1 billion and $4.7 billion. Market capitalization is defined as total current market value of a company's outstanding common stock. PGI may also use stock index futures and options as a substitute for the sale or purchase of securities. This fund may be used as part of a fund of funds strategy.

The Fund uses an indexing strategy or a passive investment approach designed to track the performance of the S&P MidCap 400. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

Over the long-term, PGI seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P MidCap 400. It is unlikely that a perfect correlation of 1.00 will be achieved. The correlation between Fund and Index performance may be affected by the Fund’s expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares.

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P MidCap 400 stocks. At times, the Fund’s portfolio may be weighted differently from the S&P MidCap 400, particularly if the Fund has a small level of assets to invest. In addition, the Fund’s ability to match the performance of the S&P MidCap 400 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

PGI reserves the right to omit or remove any of the S&P MidCap 400 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead PGI to believe that it should not be a part of the Fund’s assets.

NOTE: ”Standard & Poor’s MidCap 400” and “S&P MidCap 400” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-547-7754.

Total Returns as of December 31 each year (Class R-2 shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class R-1 Return Before Taxes	%	%	%
Class R-1 Return After Taxes on Distributions
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Class R-2 Return Before Taxes
Class R-3 Return Before Taxes
Class R-4 Return Before Taxes
Class R-5 Return Before Taxes
S&P 400 MidCap Stock Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management Investment Advisor: Principal Management Corporation Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC

  Dirk Laschanzky (since 2003), Portfolio Manager
  Scott W. Smith (since 2007), Research Analyst and Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

MIDCAP VALUE FUND I

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees		%	%	%	%	%

Distribution and/or Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%	none
Other Expenses		%	%	%	%	%
%
Total Annual Fund Operating Expenses		%	%	%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee
Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$ $		$ $
Class R-2
Class R-3
Class R-4
Class R-5

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of equity securities of companies with a medium market capitalization (those with market capitalizations similar to companies in the Russell MidCap Value Index (as of the most recent calendar year end, the range was between approximately $0.02 billion and $13.8 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The Fund may invest in securities of foreign companies, including securities of issuers in emerging countries. The Fund invests in value stocks; value stocks value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up. The mid cap value universe includes investments in real estate securities. This Fund may be used as part of a fund of funds strategy.

GSAM selects stocks using a value oriented investment approach. GSAM evaluates securities using fundamental analysis and intends to purchase equity investments that are, in its view, underpriced relative to a combination of such company’s long-term earnings prospects, growth rate, free cash flow and/or dividend-paying ability. Consideration will be given to the business quality of the issuer. Factors positively affecting GSAM’s view of that quality include the competitiveness and degree of regulation in the markets in which the company operates, the existence of a management team with a record of success, the position of the company in the markets in which it operates, the level of the company’s financial leverage and the sustainable return on capital invested in the business. The Fund may also purchase securities of companies that have experienced difficulties and that, in the opinion of GSAM, are available at attractive prices.

LA Capital employs a quantitative approach for selecting securities it believes are favored in the current market environment. The firm’s proprietary Dynamic Alpha Model seeks to identify investor preferences for specific risk characteristics by analyzing valuation, income statement, balance sheet, industry and market-based factors. Expected returns are calculated for a universe of medium capitalization securities based on a security’s exposure and the Model’s expected return for each factor.

The portion of the Fund’s assets managed by LA Capital are diversified across industries, common risk factors and companies. Through an optimization process, LA Capital seeks to control portfolio risks and implementation costs while striving to generate consistent results versus the Russell MidCap Value Index. Portfolio returns and risks are monitored daily by the investment team. Each month, the firm’s Portfolio Review Committee formally reviews the portfolio for compliance with investment objectives and guidelines.

Principal invests between 10% and 40% of the Fund's assets in common stocks. It employs an active, quantitative “structured equity” strategy in an attempt to match or exceed the performance of the Fund's benchmark index (identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-547-7754.

Total Returns as of December 31 each year (Class R-2 shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class R-1 Return Before Taxes	%	%	%
Class R-1 Return After Taxes on Distributions
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Class R-2 Return Before Taxes
Class R-3 Return Before Taxes
Class R-4 Return Before Taxes
Class R-5 Return Before Taxes
Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management Investment Advisor: Principal Management Corporation Sub-Advisor(s) and Portfolio Manager(s): Goldman Sachs Asset Management, L.P.

  Andrew Alford (since 2007), Managing Director, Senior Portfolio Manager
  Kent Daniel (since 2009), Managing Director, Co-CIO, co-head of QIS Research
  Katinka Domotorffy (since 2009), Managing Director, Head of QIS, CIO

Los Angeles Capital Management and Equity Research, Inc.

  David R. Borger (since 2005), Director of Research
  Christine M. Kugler (since 2005), Director of Implementation
  Stuart K. Matsuda (since 2005), Director of Trading
  Hal W. Reynolds (since 2005), Chief Investment Officer
  Thomas D. Stevens (since 2005), Chairman and President

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

MIDCAP VALUE FUND III

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees		%	%	%	%	%

Distribution and/or Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%	none
Other Expenses		%	%	%	%	%
%
Total Annual Fund Operating Expenses		%	%	%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee
Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$ $		$ $
Class R-2
Class R-3
Class R-4
Class R-5

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

Principal Investment Strategies
The Fund invests primarily in equity securities of medium capitalization companies. Under normal circumstances, the
Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell

Midcap Value Index (as of the most recent calendar year end, this range was between approximately $0.02 billion and $13.8 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund invests in value stocks; value stocks value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up. The mid cap value universe includes investments in real estate securities. Fund assets may be invested in foreign securities. The Fund may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition.

The equity investment philosophy of PGI is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. PGI uses a research-driven investment approach to minimize unintended portfolio risks (including sector and market cap biases relative to the index) so that stock selection drives performance.

PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark.

The BHMS investment strategy of emphasizing low P/E ratios, low price/book ratios and high dividend yields should provide a measure of protection in down markets, helping to preserve assets. In periods of economic recovery and rising equity markets, profitability and earnings growth should be rewarded by the expansion of price/earnings ratios and the generation of excess returns. The firm conducts its own market research and believes that individual stock selection is more important than sector weightings. BHMS does not attempt to time the market for short-term gains.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-547-7754.

Total Returns as of December 31 each year (Class R-2 shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class R-1 Return Before Taxes	%	%	%
Class R-1 Return After Taxes on Distributions
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Class R-2 Return Before Taxes
Class R-3 Return Before Taxes
Class R-4 Return Before Taxes
Class R-5 Return Before Taxes
Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor: Principal Management Corporation

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC • Jeffrey A. Schwarte (since 2005), Portfolio Manager Barrow, Hanley, Mewhinney & Strauss, Inc.

  James P. Barrow (since 2005), ____________________
  Mark Giambrone (since 2005), _____________________

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

SMALLCAP BLEND FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees		%	%	%	%	%

Distribution and/or Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%	none
Other Expenses		%	%	%	%	%
%
Total Annual Fund Operating Expenses		%	%	%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee
Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$ $		$ $
Class R-2
Class R-3
Class R-4
Class R-5

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Principal Investment Strategies
The Fund invests primarily in equity securities of small capitalization companies. Under normal circumstances, the
Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell

2000® Index (as of the most recent calendar year end, this range was between approximately $0.01 billion and $3.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock.

In selecting securities for investment, PGI looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a “blend” of stocks with these characteristics. In managing the assets of the Fund, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

The equity investment philosophy of PGI is based on the belief that superior stock selection and disciplined risk management provide consistent out-performance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. PGI uses a research-driven investment approach to minimize unintended portfolio risks (including sector and market cap biases relative to the index) so that stock selection drives performance.

PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective.

PGI may purchase securities issued as part of, or a short period after, companies’ initial public offerings (“IPOs”), and may at times dispose of those shares shortly after their acquisition.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-547-7754.

Total Returns as of December 31 each year (Class R-2 shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class R-1 Return Before Taxes	%	%	%
Class R-1 Return After Taxes on Distributions
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Class R-2 Return Before Taxes
Class R-3 Return Before Taxes
Class R-4 Return Before Taxes
Class R-5 Return Before Taxes
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC

  Thomas Morabito (since 2006), Portfolio Manager
  Phil Nordhus (since 2006), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

SMALLCAP GROWTH FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees		%	%	%	%	%

Distribution and/or Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%	none
Other Expenses		%	%	%	%	%
%
Total Annual Fund Operating Expenses		%	%	%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee
Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$ $		$ $
Class R-2
Class R-3
Class R-4
Class R-5

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Principal Investment Strategies
The Fund invests primarily in equity securities of small capitalization companies. Under normal circumstances, the
Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Growth Index (as of the most recent calendar year end, the range was between approximately $0.01 billion and $3.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund invests in growth stocks; growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

The equity investment philosophy of PGI is based on the belief that superior stock selection and disciplined risk management provide consistent out-performance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. PGI uses a research-driven investment approach to minimize unintended portfolio risks (including sector and market cap biases relative to the index) so that stock selection drives performance.

PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark.

The Fund may invest in initial public offerings. This Fund may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-547-7754.

Total Returns as of December 31 each year (Class R-2 shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class R-1 Return Before Taxes	%	%	%
Class R-1 Return After Taxes on Distributions
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Class R-2 Return Before Taxes
Class R-3 Return Before Taxes
Class R-4 Return Before Taxes
Class R-5 Return Before Taxes
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC

  Thomas Morabito (since 2009), Portfolio Manager
  Phil Nordhus (since 2009), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

SMALLCAP GROWTH FUND I

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees		%	%	%	%	%

Distribution and/or Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%	none
Other Expenses		%	%	%	%	%
%
Total Annual Fund Operating Expenses		%	%	%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee
Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$ $		$ $
Class R-2
Class R-3
Class R-4
Class R-5

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of: 1) $3.0 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of December 31, 2008, the range was between approximately $0.01 billion and $3.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund invests in growth stocks; growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. The Fund may invest in securities of foreign companies. The Fund may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition. This Fund may be used as part of a fund of funds strategy and may actively trade portfolio securities in an attempt to achieve its investment objective.

AllianceBernstein employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, it looks for fast-growing companies whose prospective earnings growth has been underestimated by the marketplace or whose earnings prospects are not fully reflected in current market valuations. In doing so, AllianceBernstein analyzes such factors as:

  Earnings growth potential relative to competitors
  Market share and competitive leadership of the company's products
  Quality of management
  Financial condition (such as debt to equity ratio)
  Valuation in comparison to a stock's own historical norms and the stocks of other small-cap companies

AllianceBernstein follows a disciplined selling strategy and may sell a stock when it fails to perform as expected or when other opportunities appear more attractive.

CCI uses a bottom-up approach (focusing on individual stock selection rather than forecasting stock market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on the premise that companies doing better than expected will have rising securities prices, while companies producing less than expected results will not. CCI refers to its discipline as positive momentum and positive surprise.

Through in-depth analysis of company fundamentals in the context of the prevailing economic environment, CCI’s team of investment professionals selects companies that meet the criteria of positive momentum in a company’s progress and positive surprise in reported results.

Principal invests between 10% and 40% of the Fund's assets in common stocks. It employs an active, quantitative “structured equity” strategy in an attempt to match or exceed the performance of the Fund's benchmark index (identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-547-7754.

Total Returns as of December 31 each year (Class R-2 shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class R-1 Return Before Taxes	%	%	%
Class R-1 Return After Taxes on Distributions
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Class R-2 Return Before Taxes
Class R-3 Return Before Taxes
Class R-4 Return Before Taxes
Class R-5 Return Before Taxes
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management Investment Advisor: Principal Management Corporation Sub-Advisor(s) and Portfolio Manager(s): AllianceBernstein L.P.

  Bruce K. Aronow (since 2003), US Small/SMID Cap Growth Team Leader and Portfolio Analyst/Manager
  Michael W. Doherty (since 2003), Quantitative Analyst--US Small/SMID Cap Growth
  N. Kuma Kirpalani (since 2003), Portfolio analyst/Manager--US Small/SMID Cap Growth
  Samantha S. Lau (since 2003), Portfolio Analyst/Manager--US Small/SMID Cap Growth
  Wen-Tse Tseng (since 2008), Portfolio Analyst/Manager--US Small/SMID Cap Growth

Columbus Circle Investors • Clifford G. Fox (since 2009), Portfolio Manager For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

SMALLCAP GROWTH FUND II

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees		%	%	%	%	%

Distribution and/or Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%	none
Other Expenses		%	%	%	%	%
%
Total Annual Fund Operating Expenses		%	%	%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee
Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$ $		$ $
Class R-2
Class R-3
Class R-4
Class R-5

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Principal Investment Strategies
The Fund pursues its investment objective by investing primarily in equity securities. Under normal circumstances, the
Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of the most recent calendar year end, this range was between approximately $0.01 billion and $3.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund invests in growth stocks; growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. The Fund may invest in securities of foreign companies. The Fund may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition. This Fund may be used as part of a fund of funds strategy.

Utilizing fundamental analysis, Emerald seeks to invest in the common stock of companies with distinct competitive advantages, strong management teams, leadership positions, high revenue and earnings growth rates versus peers, differentiated growth drivers and limited sell-side research.

Essex selects stocks of companies that are exhibiting improving business fundamentals and that Essex believes are undervalued relative to each company’s future growth potential. Ordinarily, the Fund will invest in companies from all sectors of the market based on Essex’s fundamental research and analysis of various characteristics, including financial statements, sales and expense trends, earnings estimates, market position of the company and industry outlook. Essex uses earnings models to value a company against its own history, the industry and the market to identify securities that are undervalued relative to their future growth potential. Ordinarily, the Fund will sell a stock if the business fundamentals demonstrate a significant deterioration, or if the valuation is no longer attractive relative to Essex’s long-term growth expectations.

Principal invests between 10% and 40% of the Fund's assets in common stocks. It employs an active, quantitative “structured equity” strategy in an attempt to match or exceed the performance of the Fund's benchmark index (identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-547-7754.

Total Returns as of December 31 each year (Class R-2 shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class R-1 Return Before Taxes	%	%	%
Class R-1 Return After Taxes on Distributions
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Class R-2 Return Before Taxes
Class R-3 Return Before Taxes
Class R-4 Return Before Taxes
Class R-5 Return Before Taxes
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management Investment Advisor: Principal Management Corporation Sub-Advisor(s) and Portfolio Manager(s): Emerald Advisers, Inc.

  Joseph W. Garner (since 2005), Portfolio Manager and Director of Research
  Kenneth G. Mertz II (since 1992), Portfolio Manager, Chief Investment Officer, and President
  Peter J. Niedland (since 2009), Portfolio Manager
  Stacey L. Sears (since 2002), Portfolio Manager and Senior Vice President

Essex Investment Management Company, LLC

• Nancy B. Prial (since 2006), Portfolio Manager and Senior Principal

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

SMALLCAP S&P 600 INDEX FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees		%	%	%	%	%

Distribution and/or Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%	none
Other Expenses		%	%	%	%	%
%
Total Annual Fund Operating Expenses		%	%	%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee
Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$ $		$ $
Class R-2
Class R-3
Class R-4
Class R-5

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies that compose the Standard & Poor’s (“S&P”) SmallCap 600 Index. PGI

attempts to mirror the investment performance of the Index by allocating the Fund’s assets in approximately the same weightings as the S&P SmallCap 600 Index. The S&P SmallCap 600 is an unmanaged index of 600 domestic stocks chosen for market size, liquidity and industry group representation. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of the most recent calendar year end, the market capitalization range of the Index was between approximately $0.02 billion and $2.3 billion. Market capitalization is defined as total current market value of a company's outstanding common stock. PGI may also use stock index futures and options as a substitute for the sale or purchase of securities. This fund may be used as part of a fund of funds strategy.

The Fund uses an indexing strategy or a passive investment approach designed to track the performance of the S&P SmallCap 600. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

Over the long-term, PGI seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P SmallCap 600. It is unlikely that a perfect correlation of 1.00 will be achieved. The correlation between Fund and Index performance may be affected by the Fund’s expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares.

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P SmallCap 600 stocks. At times, the Fund’s portfolio may be weighted differently from the S&P SmallCap 600, particularly if the Fund has a small level of assets to invest. In addition, the Fund’s ability to match the performance of the S&P SmallCap 600 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

PGI reserves the right to omit or remove any of the S&P SmallCap 600 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead PGI to believe that it should not be a part of the Fund’s assets.

NOTE: ”Standard & Poor’s SmallCap 600” and “S&P SmallCap 600” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-547-7754.

Total Returns as of December 31 each year (Class R-2 shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class R-1 Return Before Taxes	%	%	%
Class R-1 Return After Taxes on Distributions
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Class R-2 Return Before Taxes
Class R-3 Return Before Taxes
Class R-4 Return Before Taxes
Class R-5 Return Before Taxes
S&P 600 Stock Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC

  Dirk Laschanzky (since 2003), Portfolio Manager
  Scott W. Smith (since 2007), Research Analyst and Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

SMALLCAP VALUE FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees		%	%	%	%	%

Distribution and/or Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%	none
Other Expenses		%	%	%	%	%
%
Total Annual Fund Operating Expenses		%	%	%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee
Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$ $		$ $
Class R-2
Class R-3
Class R-4
Class R-5

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Principal Investment Strategies
The Fund invests primarily in equity securities of small capitalization companies. Under normal circumstances, the
Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell

2000 Value Index (as of the most recent calendar year end, this range was between approximately $0.01 billion and $3.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund invests in value stocks; value stocks value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up.

The equity investment philosophy of PGI is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. PGI uses a research-driven investment approach to minimize unintended portfolio risks (including sector and market cap biases relative to the index) so that stock selection drives performance.

PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark.

The Fund may invest in initial public offerings. This Fund may be used as part of a fund of funds strategy and may actively trade portfolio securities in an attempt to achieve its investment objective.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-547-7754.

Total Returns as of December 31 each year (Class R-2 shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class R-1 Return Before Taxes	%	%	%
Class R-1 Return After Taxes on Distributions
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Class R-2 Return Before Taxes
Class R-3 Return Before Taxes
Class R-4 Return Before Taxes
Class R-5 Return Before Taxes
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC • Thomas Morabito (since 2000), Portfolio Manager For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

SMALLCAP VALUE FUND I

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees		%	%	%	%	%

Distribution and/or Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%	none
Other Expenses		%	%	%	%	%
%
Total Annual Fund Operating Expenses		%	%	%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee
Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$ $		$ $
Class R-2
Class R-3
Class R-4
Class R-5

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment.

Principal Investment Strategies
The Fund invests primarily in a diversified group of equity securities of U.S. companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000® Value Index (as of the most recent calendar year end, this range was between approximately $0.01 billion and $3.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Under normal conditions, the Fund invests at least 80% of its assets in equity securities of such companies. The Fund invests in value stocks; value stocks value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up. The Fund’s assets may be invested in foreign securities. The Fund may invest in real estate investment trusts in an attempt to achieve its investment objective. The Fund may also purchase securities issued as part of, or a short period after, companies’ initial public offerings (“IPOs”), and may at times dispose of those shares shortly after their acquisition. This Fund may be used as part of a fund of funds strategy.

J.P. Morgan uses a combination of quantitative and fundamental research, and then implements a disciplined portfolio construction process to build a portfolio. It seeks to enhance returns and reduce the volatility in the value of the Fund relative to that of the U.S. small company value universe, represented by the Russell 2000® Value Index. J.P. Morgan continuously screens the small company universe to identify those companies that exhibit favorable valuation and momentum factor rankings. J.P. Morgan ranks these companies within economic sectors according to their relative attractiveness. J.P. Morgan then selects for purchase the companies it feels to be most attractive within each economic sector.

Under normal market conditions, the portion of the Fund sub-advised by J.P. Morgan will have sector weightings comparable to that of the U.S. small company value universe though it may under or over-weight selected economic sectors. In addition, as a company moves out of the market capitalization range of the small company universe, it generally becomes a candidate for sale.

In selecting investments for the Fund, Mellon Capital uses a disciplined investment process that combines fundamental analysis and risk management with a multi-factor model that searches for undervalued stocks. Undervalued stocks are those selling at a low price relative to their profits and prospective earnings growth. The stock evaluation process uses several different characteristics, including changes in earnings estimates and change in valuation metrics, in an attempt to identify value among individual stocks.

Rather than using broad economic or market trends, Mellon Capital selects stocks on a company-by-company basis. To ensure ample diversification, the portion of the Fund’s assets managed by Mellon Capital are allocated among industries and economic sectors in similar proportions to those of the Index. The portfolio is generally kept broadly diversified in an attempt to capture opportunities that may be realized quickly during periods of above-average market volatility. By maintaining such a diversified stance, stock selection drives performance.

Principal invests between 10% and 40% of the Fund's assets in common stocks. It employs an active, quantitative “structured equity” strategy in an attempt to match or exceed the performance of the Fund's benchmark index (identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-547-7754.

Total Returns as of December 31 each year (Class R-2 shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class R-1 Return Before Taxes	%	%	%
Class R-1 Return After Taxes on Distributions
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Class R-2 Return Before Taxes
Class R-3 Return Before Taxes
Class R-4 Return Before Taxes
Class R-5 Return Before Taxes
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Mellon Capital Management Corporation

  Ronald P. Gala (since 2002), Director, Senior Portfolio Manager, Active Equity Strategies
  Peter D. Goslin (since 2005), Vice President, Senior Portfolio Manager, Active Equity Strategies
J. P. Morgan Investment Management, Inc.
Christopher T. Blum (since 2002), Managing Director, Chief Investment Officer of the U.S. Behavioral Finance Group
Dennis S. Ruhl (since 2005), Vice President, head of the U.S. Behavioral Finance Small Cap Equity Group
Important Information About:
•	purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
pages ___ and ___, respectively of the Prospectus;
•	taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
•	financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page of the Prospectus.

SMALLCAP VALUE FUND II

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees		%	%	%	%	%

Distribution and/or Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%	none
Other Expenses		%	%	%	%	%
%
Total Annual Fund Operating Expenses		%	%	%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee
Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$ $		$ $
Class R-2
Class R-3
Class R-4
Class R-5

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of the most recent calendar year end, this range was between approximately $0.01 billion and $3.3 billion)) or in securities with market capitalizations of $3.5 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund invests in value stocks; value stocks value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up. The Fund’s assets may be invested in foreign securities. This Fund may be used as part of a fund of funds strategy.

Dimensional invests Fund assets primarily in a diversified group of equity securities of small cap U.S. companies which Dimensional believes to be value stocks at the time of purchase. Dimensional considers small cap companies to be companies whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Under Dimensional’s market capitalization guidelines described above, as of December 31, 2008, the market capitalization of a small cap company was defined by the 10% market capitalization guideline, which was $1,737 million or below. This dollar amount will change due to market conditions.

Dimensional considers a security to be a value stock primarily because the company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, Dimensional may consider additional factors such as price to cash flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria Dimensional uses for assessing value are subject to change from time-to-time.

Dimensional uses a market capitalization weighted approach in determining individual security weights. The higher the relative market capitalization of the security, the greater its representation in the Fund. Dimensional may adjust market capitalization weights after considering such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by Dimensional given market conditions. Dimensional may deviate from market capitalization weighting to limit or fix the exposure of the Fund to a particular issuer to a maximum proportion of the assets of the Fund. Dimensional also may exclude the stock of a company that meets applicable market capitalization criterion if Dimensional determines, in its judgment, that the purchase of such stock is inappropriate in light of other conditions. Such adjustments may result in a deviation from traditional market capitalization weighting.

LA Capital employs a quantitative approach in selecting securities it believes are favored in the current market environment. The firm’s proprietary Dynamic Alpha Model seeks to identify investor preferences for specific risk characteristics by analyzing valuation, income statement, balance sheet, industry and market-based factors. Expected returns are calculated for a universe of small capitalization securities based on a security’s exposure, and the Model’s expected return for each factor.

Through an optimization process, LA Capital seeks to control portfolio risks and implementation costs while striving to generate consistent results versus the Russell 2000 Value Index. Portfolio returns and risks are monitored daily by the investment team. Each month, the firm’s Portfolio Review Committee formally reviews the portfolio for compliance with investment objectives and guidelines.

Vaughan Nelson invests in small capitalization companies with a focus on absolute return using a bottom-up value oriented investment process. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies it selects will have these attributes:

  companies earning a positive economic margin with stable-to-improving returns;
  companies valued at a discount to their asset value; and
  companies with an attractive dividend yield and minimal basis risk.

In selecting investments, Vaughan Nelson generally employs the following strategy:

  value driven investment philosophy that selects stocks selling at attractive values based upon anticipated fundamentals of the business. Vaughan Nelson selects companies that it believes are out-of-favor or misunderstood.
  Vaughan Nelson starts with an investment universe of 5,000 securities, then, using value-driven screens, creates a research universe of companies with market capitalizations of at least $100 million;
  uses fundamental analysis to construct a portfolio of securities that Vaughan Nelson believes has an attractive return potential.

Vaughan Nelson will generally sell a stock when it reaches Vaughan Nelson’s price target, when the issuer shows a deteriorating financial condition, or when it has repeated negative earnings surprises.

Principal invests between 10% and 40% of the Fund's assets in common stocks. It employs an active, quantitative “structured equity” strategy in an attempt to match or exceed the performance of the Fund's benchmark index (identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-547-7754.

Total Returns as of December 31 each year (Class R-2 shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class R-1 Return Before Taxes	%	%	%
Class R-1 Return After Taxes on Distributions
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Class R-2 Return Before Taxes
Class R-3 Return Before Taxes
Class R-4 Return Before Taxes
Class R-5 Return Before Taxes
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Dimensional Fund Advisors

  Stephen A. Clark (since 2008), Senior Portfolio Manager, Vice President, and chairman of the Investment Committee

Los Angeles Capital Management and Equity Research, Inc.

  David R. Borger (since 2004), Director of Research
  Christine M. Kugler (since 2004), Director of Implementation
  Stuart K. Matsuda (since 2004), Director of Trading
  Hal W. Reynolds (since 2004), Chief Investment Officer
  Thomas D. Stevens (since 2004), Chairman and President

Vaughan Nelson Investment Management, LP

  Chris Wallis (since 2005), Senior Portfolio Manager
  Scott Weber (since 2005), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

DIVERSIFIED INTERNATIONAL FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees		%	%	%	%	%

Distribution and/or Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%	none
Other Expenses		%	%	%	%	%
%
Total Annual Fund Operating Expenses		%	%	%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee
Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$ $		$ $
Class R-2
Class R-3
Class R-4
Class R-5

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S.
currencies.

Principal Investment Strategies

The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in foreign securities, which are:

  companies with their principal place of business or principal office outside the U.S. or companies for which the principal securities trading market is outside the U.S.

Primary consideration is given to securities of corporations of developed areas, such as Western Europe, Canada, Australia, New Zealand, and the Pacific Islands. However, the Fund may invest in emerging market securities in an attempt to achieve its investment objective. The Fund will invest in equity securities of small, medium, and large capitalization companies.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However, under normal market conditions, the Fund intends to have at least 80% of its net assets (plus any borrowings for investment purposes) invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.

The equity management philosophy of PGI is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. PGI uses a research-driven investment approach to minimize unintended portfolio risks (including sector and market cap biases relative to the index) so that stock selection drives performance.

PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark.

The Fund may actively trade securities in an attempt to achieve its investment objective. The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging, and enter into currency forwards or futures contracts and related options for the purpose of currency hedging. This Fund may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-547-7754.

Total Returns as of December 31 each year (Class R-2 shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class R-1 Return Before Taxes	%	%	%
Class R-1 Return After Taxes on Distributions
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Class R-2 Return Before Taxes
Class R-3 Return Before Taxes
Class R-4 Return Before Taxes
Class R-5 Return Before Taxes
MSCI ACWI Ex-US Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC

• Paul H. Blankenhagen (since 2003), Portfolio Manager
• Juliet Cohn (since 2004), Managing Director - Portfolio Manager
• Chris Ibach (since 2005), Associate Portfolio Manager and Equity Research Analyst

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

INTERNATIONAL EMERGING MARKETS FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees		%	%	%	%	%

Distribution and/or Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%	none
Other Expenses		%	%	%	%	%
%
Total Annual Fund Operating Expenses		%	%	%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee
Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$ $		$ $
Class R-2
Class R-3
Class R-4
Class R-5

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing in equity securities of companies in emerging market countries. Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) are invested in emerging market country equity securities. For this Fund, the term “emerging market country” means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and MSCI Emerging Markets Index). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. PGI focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

The Fund invests in foreign securities, which are:

  companies with their principal place of business or principal office in emerging market countries or companies for which their principal securities trading market is an emerging market country.

The equity management philosophy of PGI is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. PGI uses a research-driven investment approach to minimize unintended portfolio risks (including sector and market cap biases relative to the index) so that stock selection drives performance.

PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. The Fund will invest in equity securities of small, medium, and large capitalization companies.

The Fund may engage in certain options transactions, enter into financial futures contracts, currency forwards, and related options for the purpose of portfolio hedging, and other purposes. The Fund may actively trade securities in an attempt to achieve its investment objective. This Fund may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-547-7754.

Total Returns as of December 31 each year (Class R-2 shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class R-1 Return Before Taxes	%	%	%
Class R-1 Return After Taxes on Distributions
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Class R-2 Return Before Taxes
Class R-3 Return Before Taxes
Class R-4 Return Before Taxes
Class R-5 Return Before Taxes
MSCI - Emerging Markets NDTR D Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC

•	Michael Ade (since 2007), Portfolio Manager
•	Mihail Dobrinov (since 2007), Research Analyst and Portfolio Manager
•	Michael L. Reynal (since 2001), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

INTERNATIONAL FUND I

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees		%	%	%	%	%

Distribution and/or Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%	none
Other Expenses		%	%	%	%	%
%
Total Annual Fund Operating Expenses		%	%	%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee
Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$ $		$ $
Class R-2
Class R-3
Class R-4
Class R-5

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S.
currencies.

Principal Investment Strategies
The Fund normally invests in foreign securities, which are:

  companies with their principal place of business or principal office outside the U.S. or companies for which the principal securities trading market is outside the U.S.

The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

Pyramis normally invests the Fund's assets primarily in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the MSCI - EAFE Index NDTR D (as of the most recent calendar year end, this range was between approximately $0.04 billion and $149.7 billion)) at the time of purchase. Pyramis normally diversifies the Fund's investments across different countries and regions. In allocating the investments across countries and regions, Pyramis will consider the size of the market in each country and region relative to the size of the international market as a whole.

In buying and selling securities for the Fund, Pyramis relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions. These securities may then be analyzed using statistical models to further evaluate growth potential, valuation, liquidity and investment risk. In buying and selling securities for the Fund, Pyramis invests for the long term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective and be used as part of a fund of funds strategy. The Fund invests in value stocks; value stocks value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up. The Fund also invests in growth stocks; growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

Schroder Limited normally invests a substantial portion of the assets allocated to it in equity securities of issuers in countries included in the Morgan Stanley Capital International EAFE Index and diversifies its investments across different countries and regions. Schroder Limited relies on a fundamental, research-driven, bottom-up approach to identify issuers that it believes offers the potential for capital growth. Schroder Limited typically invests in forty to sixty companies located outside of the United States at any one time. In identifying candidates for investment, Schroder Limited may consider the issuer's likelihood of above average earnings growth, the securities' attractive relative valuation, the quality of the securities, and whether the issuer has any proprietary advantages. Schroder Limited generally sells securities when it believes they are fully priced or when significantly more attractive investment candidates become available. Schroder Limited may invest in companies of any market-capitalization. Schroder Limited may invest in securities of issuers domiciled or doing business in "emerging market" countries.

Principal invests between 10% and 40% of the Fund's assets in common stocks. It employs an active, quantitative "structured equity" strategy in an attempt to match or exceed the performance of the Fund's benchmark index (identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-547-7754.

Total Returns as of December 31 each year (Class R-2 shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class R-1 Return Before Taxes	%	%	%
Class R-1 Return After Taxes on Distributions
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Class R-2 Return Before Taxes
Class R-3 Return Before Taxes
Class R-4 Return Before Taxes
Class R-5 Return Before Taxes
MSCI - EAFE Index NDTR D Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Pyramis Global Advisors, LLC

• Cesar E. Hernandez (since 2003), Senior Vice President and Portfolio Manager

Sub-Sub-Advisor(s) and Portfolio Manager(s): Schroder Investment Management North America Limited

  Virginie Maisonneuve (since 2010), Head of Global and International Equities
  Simon Webber (since 2010), Global and International Equities – Fund Manager and Global Sector Specialist

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

INTERNATIONAL GROWTH FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees		%	%	%	%	%

Distribution and/or Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%	none
Other Expenses		%	%	%	%	%
%
Total Annual Fund Operating Expenses		%	%	%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee
Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$ $		$ $
Class R-2
Class R-3
Class R-4
Class R-5

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S.
currencies.

Principal Investment Strategies

The Fund invests in equity securities of companies domiciled in any of the nations of the world. The Fund invests in growth stocks; growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. The Fund invests in equity securities of foreign companies, which are:

  companies with their principal place of business or principal offices outside the U.S. or companies for which the principal securities trading market is outside the U.S.

The equity management philosophy of PGI is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. PGI uses a research-driven investment approach to minimize unintended portfolio risks (including sector and market cap biases relative to the index) so that stock selection drives performance.

PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective and may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-547-7754.

Total Returns as of December 31 each year (Class R-2 shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class R-1 Return Before Taxes	%	%	%
Class R-1 Return After Taxes on Distributions
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Class R-2 Return Before Taxes
Class R-3 Return Before Taxes
Class R-4 Return Before Taxes
Class R-5 Return Before Taxes
MSCI World Ex-US Growth Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC

  Steve Larson (since 2004), Portfolio Manager
  John Pihlblad (since 2005), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

REAL ESTATE SECURITIES FUND

Objective: The Fund seeks to generate a total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees		%	%	%	%	%

Distribution and/or Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%	none
Other Expenses		%	%	%	%	%
%
Total Annual Fund Operating Expenses		%	%	%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee
Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$ $		$ $
Class R-2
Class R-3
Class R-4
Class R-5

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.

Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund’s investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies (“real estate companies”) include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. The Fund may invest up to 10% of its assets in fixed income securities issued by real estate companies. The Fund will invest in equity securities of small, medium, and large capitalization companies. The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

Real estate investment trusts (“REITs”) are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:

  equity REITs, which primarily own property and generate revenue from rental income;
  mortgage REITs, which invest in real estate mortgages; and
  hybrid REITs, which combine the characteristics of both equity and mortgage REITs.

In selecting securities for the Fund, Principal-REI focuses on equity REITs.

The Fund may invest in securities of real estate companies. The Fund is “non-diversified,” which means that it may invest more of its assets in the securities of fewer issuers than diversified mutual funds. Thus, the Fund is subject to non-diversification risk. The Fund could purchase shares issued by an ETF to temporarily gain broad exposure to the equity market while awaiting purchase of underlying securities. This Fund may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Industry Concentration (Sector) Risk. A fund that concentrates investments in a particular industry or group of industries (e.g., real estate, technology, financial services) has greater exposure than other funds to market, economic and other factors affecting that industry or sector.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of companies and is more likely than more diversified funds to be significantly affected by a specific stock's poor performance.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-

through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-547-7754.

Total Returns as of December 31 each year (Class R-2 shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class R-1 Return Before Taxes	%	%	%
Class R-1 Return After Taxes on Distributions
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Class R-2 Return Before Taxes
Class R-3 Return Before Taxes
Class R-4 Return Before Taxes
Class R-5 Return Before Taxes
MSCI US REIT Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Real Estate Investors, LLC
• Kelly D. Rush (since 2000), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

PRINCIPAL LIFETIME STRATEGIC INCOME FUND

Objective: The Fund seeks current income, and as a secondary objective, capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees		%	%	%	%	%

Distribution and/or Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%	none
Other Expenses		%	%	%	%	%
%
Total Annual Fund Operating Expenses		%	%	%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee
Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$ $		$ $
Class R-2
Class R-3
Class R-4
Class R-5

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the
Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in Institutional Class shares of underlying funds. It is managed by Principal and the Fund's Sub-Advisor, Principal Global Investors, LLC (“PGI”).

PGI develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established for underlying funds. Principal monitors the performance of the underlying funds relative to their benchmarks and peer groups.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The principal risks of investing in the Fund, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-547-7754.

Total Returns as of December 31 each year (Class R-2 shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class R-1 Return Before Taxes	%	%	%
Class R-1 Return After Taxes on Distributions
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Class R-2 Return Before Taxes
Class R-3 Return Before Taxes
Class R-4 Return Before Taxes
Class R-5 Return Before Taxes

Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) Russell 3000 Index (reflects no deduction for fees, expenses, or taxes) MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes) Principal LifeTime Strategic Income Blended Index (reflects no deduction for fees, expenses, or taxes

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2009, the weightings for the Principal LifeTime Strategic Income Blended Index were 19.0% Russell 3000 Index, 6.0% MSCI EAFE NDTR-D Index, and 75.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2010, the weightings for the Principal LifeTime Strategic Income Blended Index will be 19.0% Russell 3000 Index, 6.0% MSCI EAFE NDTR-D Index, and 75.0% Barclays Capital Aggregate Bond Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC

  David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
  Tim Dunbar (since 2008), Executive Director and Head of Equities
  Dirk Laschanzky (since 2001), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

PRINCIPAL LIFETIME 2010 FUND

Objective: The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees		%	%	%	%	%

Distribution and/or Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%	none
Other Expenses		%	%	%	%	%
%
Total Annual Fund Operating Expenses		%	%	%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee
Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$ $		$ $
Class R-2
Class R-3
Class R-4
Class R-5

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the
Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in Institutional Class shares of underlying funds. It is managed by Principal and the Fund's Sub-Advisor, Principal Global Investors, LLC (“PGI”).

PGI develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established for underlying funds. Principal monitors the performance of the underlying funds relative to their benchmarks and peer groups.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The principal risks of investing in the Fund, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-547-7754.

Total Returns as of December 31 each year (Class R-2 shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class R-1 Return Before Taxes	%	%	%
Class R-1 Return After Taxes on Distributions
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Class R-2 Return Before Taxes
Class R-3 Return Before Taxes
Class R-4 Return Before Taxes
Class R-5 Return Before Taxes

Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) Russell 3000 Index (reflects no deduction for fees, expenses, or taxes) MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes) Principal LifeTime 2010 Blended Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2009, the weightings for the Principal LifeTime 2010 Blended Index were 39.9% Russell 3000 Index, 14.1% MSCI EAFE NDTR-D Index, and 46.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2010, the weightings for the Principal LifeTime 2010 Blended Index will be 38.8% Russell 3000 Index, 13.7% MSCI EAFE NDTR-D Index, and 47.5% Barclays Capital Aggregate Bond Index.

The Investment Advisor believes the Barclays Capital Aggregate Bond Index is a better representation of the investment universe for this Fund’s investment philosophy than the Russell 3000 Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC

  David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
  Tim Dunbar (since 2008), Executive Director and Head of Equities
  Dirk Laschanzky (since 2001), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

PRINCIPAL LIFETIME 2015 FUND

Objective: The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees		%	%	%	%	%

Distribution and/or Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%	none
Other Expenses		%	%	%	%	%
%
Total Annual Fund Operating Expenses		%	%	%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee
Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$ $		$ $
Class R-2
Class R-3
Class R-4
Class R-5

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the
Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in Institutional Class shares of underlying funds. It is managed by Principal and the Fund's Sub-Advisor, Principal Global Investors, LLC (“PGI”).

PGI develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established for underlying funds. Principal monitors the performance of the underlying funds relative to their benchmarks and peer groups.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The principal risks of investing in the Fund, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-547-7754.

Total Returns as of December 31 each year (Class R-2 shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class R-1 Return Before Taxes	%	%	%
Class R-1 Return After Taxes on Distributions
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Class R-2 Return Before Taxes
Class R-3 Return Before Taxes
Class R-4 Return Before Taxes
Class R-5 Return Before Taxes

Russell 3000 Index (reflects no deduction for fees, expenses, or taxes) (reflects no deduction for fees, expenses, or taxes) Barclays Capital Aggregate Bond Index(3) (reflects no deduction for fees, expenses, or taxes) (reflects no deduction for fees, expenses, or taxes) MSCI - EAFE Index NDTRD(3)(reflects no deduction for fees, expenses, or taxes) (reflects no deduction for fees, expenses, or taxes) Principal LifeTime 2015 Blended Index(3)(4) (reflects no deduction for fees, expenses, or taxes) (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2009, the weightings for the Principal LifeTime 2015 Blended Index were 44.9% Russell 3000 Index, 16.6% MSCI EAFE NDTR-D Index, and 38.5% Barclays Capital Aggregate Bond Index. Effective March 31, 2010, the weightings for the Principal LifeTime 2015 Blended Index will be 43.9% Russell 3000 Index, 16.1% MSCI EAFE NDTR-D Index, and 40.0% Barclays Capital Aggregate Bond Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC

  David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
  Tim Dunbar (since 2008), Executive Director and Head of Equities
  Dirk Laschanzky (since 2008), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

PRINCIPAL LIFETIME 2020 FUND

Objective: The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees		%	%	%	%	%

Distribution and/or Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%	none
Other Expenses		%	%	%	%	%
%
Total Annual Fund Operating Expenses		%	%	%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee
Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$ $		$ $
Class R-2
Class R-3
Class R-4
Class R-5

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the
Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in Institutional Class shares of underlying funds. It is managed by Principal and the Fund's Sub-Advisor, Principal Global Investors, LLC (“PGI”).

PGI develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established for underlying funds. Principal monitors the performance of the underlying funds relative to their benchmarks and peer groups.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The principal risks of investing in the Fund, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-547-7754.

Total Returns as of December 31 each year (Class R-2 shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class R-1 Return Before Taxes	%	%	%
Class R-1 Return After Taxes on Distributions
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Class R-2 Return Before Taxes
Class R-3 Return Before Taxes
Class R-4 Return Before Taxes
Class R-5 Return Before Taxes

Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)

Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes) Principal LifeTime 2020 Blended Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2009, the weightings for the Principal LifeTime 2020 Blended Index were 49.7% Russell 3000 Index, 18.8% MSCI EAFE NDTR-D Index, and 31.5% Barclays Capital Aggregate Bond Index. Effective March 31, 2010, the weightings for the Principal LifeTime 2020 Blended Index will be 49.0% Russell 3000 Index, 18.5% MSCI EAFE NDTR-D Index, and 32.5% Barclays Capital Aggregate Bond Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC

  David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
  Tim Dunbar (since 2008), Executive Director and Head of Equities
  Dirk Laschanzky (since 2001), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

PRINCIPAL LIFETIME 2025 FUND

Objective: The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees		%	%	%	%	%

Distribution and/or Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%	none
Other Expenses		%	%	%	%	%
%
Total Annual Fund Operating Expenses		%	%	%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee
Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$ $		$ $
Class R-2
Class R-3
Class R-4
Class R-5

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the
Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in Institutional Class shares of underlying funds. It is managed by Principal and the Fund's Sub-Advisor, Principal Global Investors, LLC (“PGI”).

PGI develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established for underlying funds. Principal monitors the performance of the underlying funds relative to their benchmarks and peer groups.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The principal risks of investing in the Fund, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-547-7754.

Total Returns as of December 31 each year (Class R-2 shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class R-1 Return Before Taxes	%	%	%
Class R-1 Return After Taxes on Distributions
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Class R-2 Return Before Taxes
Class R-3 Return Before Taxes
Class R-4 Return Before Taxes
Class R-5 Return Before Taxes

Russell 3000 Index (reflects no deduction for fees, expenses, or taxes) (reflects no deduction for fees, expenses, or taxes) Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) (reflects no deduction for fees, expenses, or taxes) MSCI - EAFE Index NDTRD (reflects no deduction for fees, expenses, or taxes) (reflects no deduction for fees, expenses, or taxes) Principal LifeTime 2025 Blended Index (reflects no deduction for fees, expenses, or taxes) (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2009, the weightings for the Principal LifeTime 2025 Blended Index were 53.1% Russell 3000 Index, 20.4% MSCI EAFE NDTR-D Index, and 26.5% Barclays Capital Aggregate Bond Index. Effective March 31, 2010, the weightings for the Principal LifeTime 2025 Blended Index will be 52.3% Russell 3000 Index, 20.2% MSCI EAFE NDTR-D Index, and 27.5% Barclays Capital Aggregate Bond Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC

  David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
  Tim Dunbar (since 2008), Executive Director and Head of Equities
  Dirk Laschanzky (since 2008), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

PRINCIPAL LIFETIME 2030 FUND

Objective: The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees		%	%	%	%	%

Distribution and/or Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%	none
Other Expenses		%	%	%	%	%
%
Total Annual Fund Operating Expenses		%	%	%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee
Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$ $		$ $
Class R-2
Class R-3
Class R-4
Class R-5

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the
Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in Institutional Class shares of underlying funds. It is managed by Principal and the Fund's Sub-Advisor, Principal Global Investors, LLC (“PGI”).

PGI develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established for underlying funds. Principal monitors the performance of the underlying funds relative to their benchmarks and peer groups.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The principal risks of investing in the Fund, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-547-7754.

Total Returns as of December 31 each year (Class R-2 shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class R-1 Return Before Taxes	%	%	%
Class R-1 Return After Taxes on Distributions
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Class R-2 Return Before Taxes
Class R-3 Return Before Taxes
Class R-4 Return Before Taxes
Class R-5 Return Before Taxes

Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)

MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes) Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) Principal LifeTime 2030 Blended Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2009, the weightings for the Principal LifeTime 2030 Blended Index were 56.3% Russell 3000 Index, 22.0% MSCI EAFE NDTR-D Index, and 21.7% Barclays Capital Aggregate Bond Index. Effective March 31, 2010, the weightings for the Principal LifeTime 2030 Blended Index will be 55.8% Russell 3000 Index, 21.7% MSCI EAFE NDTR-D Index, and 22.5% Barclays Capital Aggregate Bond Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC

  David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
  Tim Dunbar (since 2008), Executive Director and Head of Equities
  Dirk Laschanzky (since 2001), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

PRINCIPAL LIFETIME 2035 FUND

Objective: The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees		%	%	%	%	%

Distribution and/or Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%	none
Other Expenses		%	%	%	%	%
%
Total Annual Fund Operating Expenses		%	%	%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee
Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$ $		$ $
Class R-2
Class R-3
Class R-4
Class R-5

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the
Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in Institutional Class shares of underlying funds. It is managed by Principal and the Fund's Sub-Advisor, Principal Global Investors, LLC (“PGI”).

PGI develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established for underlying funds. Principal monitors the performance of the underlying funds relative to their benchmarks and peer groups.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The principal risks of investing in the Fund, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-547-7754.

Total Returns as of December 31 each year (Class R-2 shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class R-1 Return Before Taxes	%	%	%
Class R-1 Return After Taxes on Distributions
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Class R-2 Return Before Taxes
Class R-3 Return Before Taxes
Class R-4 Return Before Taxes
Class R-5 Return Before Taxes
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes) (reflects no deduction for fees, expenses, or taxes)
MSCI - EAFE Index NDTRD (reflects no deduction for fees, expenses, or taxes) (reflects no deduction for fees, expenses, or taxes)
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
(reflects no deduction for fees, expenses, or taxes)
Principal LifeTime 2035 Blended Index (reflects no deduction for fees, expenses, or taxes)
(reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2009, the weightings for the Principal LifeTime 2035 Blended Index were 58.7% Russell 3000 Index, 23.3% MSCI EAFE NDTR-D Index, and 18.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2010, the weightings for the Principal LifeTime 2035 Blended Index will be 58.3% Russell 3000 Index, 23.0% MSCI EAFE NDTR-D Index, and 18.7% Barclays Capital Aggregate Bond Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC

  David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
  Tim Dunbar (since 2008), Executive Director and Head of Equities
  Dirk Laschanzky (since 2008), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

PRINCIPAL LIFETIME 2040 FUND

Objective: The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees		%	%	%	%	%

Distribution and/or Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%	none
Other Expenses		%	%	%	%	%
%
Total Annual Fund Operating Expenses		%	%	%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee
Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$ $		$ $
Class R-2
Class R-3
Class R-4
Class R-5

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the
Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in Institutional Class shares of underlying funds. It is managed by Principal and the Fund's Sub-Advisor, Principal Global Investors, LLC (“PGI”).

PGI develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established for underlying funds. Principal monitors the performance of the underlying funds relative to their benchmarks and peer groups.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The principal risks of investing in the Fund, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-547-7754.

Total Returns as of December 31 each year (Class R-2 shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class R-1 Return Before Taxes	%	%	%
Class R-1 Return After Taxes on Distributions
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Class R-2 Return Before Taxes
Class R-3 Return Before Taxes
Class R-4 Return Before Taxes
Class R-5 Return Before Taxes

Russell 3000 Index (reflects no deduction for fees, expenses, or taxes
MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes
Principal LifeTime 2040 Blended Index (reflects no deduction for fees, expenses, or taxes

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2009, the weightings for the Principal LifeTime 2040 Blended Index were 61.0% Russell 3000 Index, 24.5% MSCI EAFE NDTR-D Index, and 14.5% Barclays Capital Aggregate Bond Index. Effective March 31, 2010, the weightings for the Principal LifeTime 2040 Blended Index will be 60.6% Russell 3000 Index, 24.4% MSCI EAFE NDTR-D Index, and 15.0% Barclays Capital Aggregate Bond Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC

  David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
  Tim Dunbar (since 2008), Executive Director and Head of Equities
  Dirk Laschanzky (since 2001), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

PRINCIPAL LIFETIME 2045 FUND

Objective: The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees		%	%	%	%	%

Distribution and/or Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%	none
Other Expenses		%	%	%	%	%
%
Total Annual Fund Operating Expenses		%	%	%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee
Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$ $		$ $
Class R-2
Class R-3
Class R-4
Class R-5

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the
Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in Institutional Class shares of underlying funds. It is managed by Principal and the Fund's Sub-Advisor, Principal Global Investors, LLC (“PGI”).

PGI develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established for underlying funds. Principal monitors the performance of the underlying funds relative to their benchmarks and peer groups.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The principal risks of investing in the Fund, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-547-7754.

Total Returns as of December 31 each year (Class R-2 shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class R-1 Return Before Taxes	%	%	%
Class R-1 Return After Taxes on Distributions
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Class R-2 Return Before Taxes
Class R-3 Return Before Taxes
Class R-4 Return Before Taxes
Class R-5 Return Before Taxes
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes) (reflects no deduction for fees, expenses, or taxes)
MSCI - EAFE Index NDTRD (reflects no deduction for fees, expenses, or taxes) (reflects no deduction for fees, expenses, or taxes)
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
(reflects no deduction for fees, expenses, or taxes)
Principal LifeTime 2045 Blended Index (reflects no deduction for fees, expenses, or taxes)
(reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2009, the weightings for the Principal LifeTime 2045 Blended Index were 62.8% Russell 3000 Index, 25.2% MSCI EAFE NDTR-D Index, and 12.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2010, the weightings for the Principal LifeTime 2045 Blended Index will be 62.4% Russell 3000 Index, 25.1% MSCI EAFE NDTR-D Index, and 12.5% Barclays Capital Aggregate Bond Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC

  David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
  Tim Dunbar (since 2008), Executive Director and Head of Equities
  Dirk Laschanzky (since 2008), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

PRINCIPAL LIFETIME 2050 FUND

Objective: The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees		%	%	%	%	%

Distribution and/or Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%	none
Other Expenses		%	%	%	%	%
%
Total Annual Fund Operating Expenses		%	%	%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee
Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$ $		$ $
Class R-2
Class R-3
Class R-4
Class R-5

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the
Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in Institutional Class shares of underlying funds. It is managed by Principal and the Fund's Sub-Advisor, Principal Global Investors, LLC (“PGI”).

PGI develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established for underlying funds. Principal monitors the performance of the underlying funds relative to their benchmarks and peer groups.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The principal risks of investing in the Fund, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-547-7754.

Total Returns as of December 31 each year (Class R-2 shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class R-1 Return Before Taxes	%	%	%
Class R-1 Return After Taxes on Distributions
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Class R-2 Return Before Taxes
Class R-3 Return Before Taxes
Class R-4 Return Before Taxes
Class R-5 Return Before Taxes

Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)

MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes) Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) Principal LifeTime 2050 Blended Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2009, the weightings for the Principal LifeTime 2050 Blended Index were 64.2% Russell 3000 Index, 25.8.0% MSCI EAFE NDTR-D Index, and 10.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2010, the weightings for the Principal LifeTime 2050 Blended Index will be 64.2% Russell 3000 Index, 25.8% MSCI EAFE NDTR-D Index, and 10.0% Barclays Capital Aggregate Bond Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC

  David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
  Tim Dunbar (since 2008), Executive Director and Head of Equities
  Dirk Laschanzky (since 2001), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

PRINCIPAL LIFETIME 2055 FUND

Objective: The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees		%	%	%	%	%

Distribution and/or Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%	none
Other Expenses		%	%	%	%	%
%
Total Annual Fund Operating Expenses		%	%	%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee
Waiver or Expense Reimbursement)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$ $		$ $
Class R-2
Class R-3
Class R-4
Class R-5

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “target date fund.” It invests in underlying Principal domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in Institutional Class shares of underlying funds. It is managed by Principal and the Fund's Sub-Advisor, Principal Global Investors, LLC (“PGI”).

PGI develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established for underlying funds. Principal monitors the performance of the underlying funds relative to their benchmarks and peer groups.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The principal risks of investing in the Fund, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Value Stock Risk. The market may not recognize the i

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-547-7754.

Total Returns as of December 31 each year (Class R-2 shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class R-1 Return Before Taxes	%	%	%
Class R-1 Return After Taxes on Distributions
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Class R-2 Return Before Taxes
Class R-3 Return Before Taxes
Class R-4 Return Before Taxes
Class R-5 Return Before Taxes
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes) (reflects no deduction for fees, expenses, or taxes)
MSCI - EAFE Index NDTRD(reflects no deduction for fees, expenses, or taxes) (reflects no deduction for fees, expenses, or taxes)
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
(reflects no deduction for fees, expenses, or taxes)
Principal LifeTime 2055 Blended Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2009, the weightings for the Principal LifeTime 2055 Blended Index were 64.2% Russell 3000 Index, 25.8% MSCI EAFE NDTR-D Index, and 10.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2010, the weightings for the Principal LifeTime 2055 Blended Index will be 64.2% Russell 3000 Index, 25.8% MSCI EAFE NDTR-D Index, and 10.0% Barclays Capital Aggregate Bond Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC

  David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
  Tim Dunbar (since 2008), Executive Director and Head of Equities
  Dirk Laschanzky (since 2008), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

STRATEGIC ASSET MANAGEMENT (“SAM”) FLEXIBLE INCOME PORTFOLIO

Objective: The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). In general, relative to the other Portfolios, the Flexible Income Portfolio should offer investors the potential for a high level of income and a low level of capital growth, while exposing them to a low level of principal risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees		%	%	%	%	%

Distribution and/or Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%	none
Other Expenses		%	%	%	%	%
%
Total Annual Fund Operating Expenses		%	%	%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee
Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$ $		$ $
Class R-2
Class R-3
Class R-4
Class R-5

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the
Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio is one of five Strategic Asset Management (“SAM”) Portfolios: Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer the potential for a high level of income and a low level of capital growth, with exposure to a low level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds' equity funds, fixed-income funds and money market fund (“Underlying Funds”). Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:

  invests up to 40% of its assets in any single fixed-income fund as well as cash equivalents;
  generally invests no more than 30% of its net assets in equity funds; and
  may invest up to 30% of its assets in any single equity fund.

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

The Portfolio may also invest, including for temporary defensive purposes and to meet liquidity needs, directly in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations and repurchase agreements.

Principal Risks

The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. If you sell your shares when their value is less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Balanced, Conservative Growth and Strategic Growth Portfolios to:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

The Portfolio has less exposure than the Balanced, Conservative Growth and Strategic Growth Portfolios to:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Each of the SAM Portfolios is subject to:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-547-7754.

Total Returns as of December 31 each year (Class R-2 shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class R-1 Return Before Taxes	%	%	%
Class R-1 Return After Taxes on Distributions
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Class R-2 Return Before Taxes
Class R-3 Return Before Taxes
Class R-4 Return Before Taxes
Class R-5 Return Before Taxes

Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) Capital Benchmark (20/80) (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark 20/80 are 20% S&P 500 Index and 80% Barclays Capital Aggregate Bond Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Edge Asset Management, Inc.

  Charlie Averill (since 2010), Senior Quantitative Analyst and Portfolio Manager
  Jill Cuniff (since 2010), President and Portfolio Manager
  Todd Jablonski (since 2010), Portfolio Manager
  Dirk Laschanzky (since 2009), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

STRATEGIC ASSET MANAGEMENT (“SAM”) CONSERVATIVE BALANCED PORTFOLIO

Objective: The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. In general, relative to the other
Portfolios, the Conservative Balanced Portfolio should offer investors the potential for a medium to high level of income and a medium to low level of capital growth, while exposing them to a medium to low level of principal risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees		%	%	%	%	%

Distribution and/or Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%	none
Other Expenses		%	%	%	%	%
%
Total Annual Fund Operating Expenses		%	%	%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee
Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$ $		$ $
Class R-2
Class R-3
Class R-4
Class R-5

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the
Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio is one of five Strategic Asset Management (“SAM”) Portfolios: Flexible Income, Conservative Balanced, Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer the potential for a medium to high level of income and capital growth, with exposure to a medium to low level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds' equity funds, fixed-income funds and money market fund (“Underlying Funds”). Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:

  invests between 40% and 80% of its net assets in a combination of fixed-income funds and cash equivalents and between 20% and 60% of its net assets in equity funds may invest up to 40% of its assets in any single fixed-income fund as well as cash equivalents may invest up to 30% of its assets in any single equity fund

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

The Portfolio may also invest, including for temporary defensive purposes and to meet liquidity needs, directly in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations and repurchase agreements.

Principal Risks

The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. If you sell your shares when their value is less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Balanced, Conservative Growth and Strategic Growth Portfolios to:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

The Portfolio has less exposure than the Balanced, Conservative Growth and Strategic Growth Portfolios to:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Each of the SAM Portfolios is subject to:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-547-7754.

Total Returns as of December 31 each year (Class R-2 shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class R-1 Return Before Taxes	%	%	%
Class R-1 Return After Taxes on Distributions
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Class R-2 Return Before Taxes
Class R-3 Return Before Taxes
Class R-4 Return Before Taxes
Class R-5 Return Before Taxes

Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) Capital Benchmark (40/60) (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark 40/60 are 40% S&P 500 Index and 60% Barclays Capital Aggregate Bond Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Edge Asset Management, Inc.

  Charlie Averill (since 2010), Senior Quantitative Analyst and Portfolio Manager
  Jill Cuniff (since 2010), President and Portfolio Manager
  Todd Jablonski (since 2010), Portfolio Manager
  Dirk Laschanzky (since 2009), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

STRATEGIC ASSET MANAGEMENT (“SAM”) BALANCED PORTFOLIO

Objective: The Portfolio seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. In general, relative to the other Portfolios, the
Balanced Portfolio should offer investors the potential for a medium level of income and a medium level of capital growth, while exposing them to a medium level of principal risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees		%	%	%	%	%

Distribution and/or Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%	none
Other Expenses		%	%	%	%	%
%
Total Annual Fund Operating Expenses		%	%	%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee
Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$ $		$ $
Class R-2
Class R-3
Class R-4
Class R-5

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the
Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio is one of five Strategic Asset Management (“SAM”) Portfolios: Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer the potential for a medium level of income and capital growth, with exposure to a medium level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds' equity funds, fixed-income funds and money market fund (“Underlying Funds”). Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:

  invests between 30% and 70% of its net assets in equity funds and between 30% and 70% of its net assets in fixed-income funds and cash equivalents may invest up to 30% of its assets in any single equity fund may invest up to 40% of its assets in any single fixed-income fund as well as cash equivalents

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate

The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

The Portfolio may also invest, including for temporary defensive purposes and to meet liquidity needs, directly in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations and repurchase agreements.

Principal Risks

The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. If you sell your shares when their value is less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Flexible Income and Conservative Balanced Portfolios to:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

The Portfolio has less exposure than the Flexible Income and Conservative Balanced Portfolio to:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Each of the SAM Portfolios is subject to:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-547-7754.

Total Returns as of December 31 each year (Class R-2 shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class R-1 Return Before Taxes	%	%	%
Class R-1 Return After Taxes on Distributions
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Class R-2 Return Before Taxes
Class R-3 Return Before Taxes
Class R-4 Return Before Taxes
Class R-5 Return Before Taxes

S&P 500 Index (reflects no deduction for fees, expenses, or taxes)

Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) Capital Benchmark (60/40) (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark 60/40 are 60% S&P 500 Index and 40% Barclays Capital Aggregate Bond Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Edge Asset Management, Inc.

  Charlie Averill (since 2010), Senior Quantitative Analyst and Portfolio Manager
  Jill Cuniff (since 2010), President and Portfolio Manager
  Todd Jablonski (since 2010), Portfolio Manager
  Dirk Laschanzky (since 2009), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

STRATEGIC ASSET MANAGEMENT (“SAM”) CONSERVATIVE GROWTH PORTFOLIO

Objective: The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Conservative Growth Portfolio should offer investors the potential for a low to medium level of income and a medium to high level of capital growth, while exposing them to a medium to high level of principal risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees		%	%	%	%	%

Distribution and/or Service (12b-1) Fees		%0.35	%0.30	%0.25	%0.10	none
Other Expenses		%	%	%	%	%
%
Total Annual Fund Operating Expenses		%	%	%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee
Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$ $		$ $
Class R-2
Class R-3
Class R-4
Class R-5

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the
Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio is one of five Strategic Asset Management (“SAM”) Portfolios: Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer the potential for a low to medium level of income and a medium to high level of capital growth, with exposure to a medium to high level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds' equity funds, fixed-income funds and money market fund (“Underlying Funds”). Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:

  generally invests at least 60% of its net assets in equity funds may invest up to 40% of its assets in any single equity fund may invest up to 30% of its assets in any single fixed-income fund as well as cash equivalents

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate

The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

The Portfolio may also invest, including for temporary defensive purposes and to meet liquidity needs, directly in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations and repurchase agreements.

Principal Risks

The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. If you sell your shares when their value is less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Flexible Income and Conservative Balanced Portfolios to:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

The Portfolio has less exposure than the Flexible Income and Conservative Balanced Portfolios to:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Each of the SAM Portfolios is subject to:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-547-7754.

Total Returns as of December 31 each year (Class R-2 shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class R-1 Return Before Taxes	%	%	%
Class R-1 Return After Taxes on Distributions
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Class R-2 Return Before Taxes
Class R-3 Return Before Taxes
Class R-4 Return Before Taxes
Class R-5 Return Before Taxes

S&P 500 Index (reflects no deduction for fees, expenses, or taxes)

Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) Capital Benchmark (80/20) (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark 80/20 are 80% S&P 500 Index and 20% Barclays Capital Aggregate Bond Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Edge Asset Management, Inc.

  Charlie Averill (since 2010), Senior Quantitative Analyst and Portfolio Manager
  Jill Cuniff (since 2010), President and Portfolio Manager
  Todd Jablonski (since 2010), Portfolio Manager
  Dirk Laschanzky (since 2009), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

STRATEGIC ASSET MANAGEMENT (“SAM”) STRATEGIC GROWTH PORTFOLIO

Objective: The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Strategic Growth Portfolio should offer investors the potential for a high level of capital growth, and a corresponding level of principal risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees		%	%	%	%	%

Distribution and/or Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%	none
Other Expenses		%	%	%	%	%
%
Total Annual Fund Operating Expenses		%	%	%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee
Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$ $		$ $
Class R-2
Class R-3
Class R-4
Class R-5

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the
Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was ___% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio is one of five Strategic Asset Management (“SAM”) Portfolios: Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer the potential for a high level of capital growth, with a corresponding level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds' equity funds, fixed-income funds and money market fund (“Underlying Funds”). Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:

  generally invests at least 75% of its net assets in equity funds may invest up to 50% of its assets in any single equity fund may invest up to 25% of its assets in any single fixed-income fund as well as cash equivalents

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate

The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

The Portfolio may also invest, including for temporary defensive purposes and to meet liquidity needs, directly in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations and repurchase agreements.

Principal Risks

The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. If you sell your shares when their value is less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Flexible Income and Conservative Balanced Portfolios to:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

The Portfolio has less exposure than the Flexible Income and Conservative Balanced Portfolios to:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Each of the SAM Portfolios is subject to:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-547-7754.

Total Returns as of December 31 each year (Class R-2 shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class R-1 Return Before Taxes	%	%	%
Class R-1 Return After Taxes on Distributions
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Class R-2 Return Before Taxes
Class R-3 Return Before Taxes
Class R-4 Return Before Taxes
Class R-5 Return Before Taxes

S&P 500 Index (reflects no deduction for fees, expenses, or taxes)

Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

The Investment Advisor and Sub-Advisor believe the S&P 500 Index is a better representation of the investment universe for this Fund’s investment philosophy than the Barclays Capital Aggregate Bond Index or the Russell 3000 Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Edge Asset Management, Inc.

  Charlie Averill (since 2010), Senior Quantitative Analyst and Portfolio Manager
  Jill Cuniff (since 2010), President and Portfolio Manager
  Todd Jablonski (since 2010), Portfolio Manager
  Dirk Laschanzky (since 2009), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

MONEY MARKET FUND

Effective April 1, 2009, the Money Market Fund will not issue Class R-1, R-2, R-3, R-4, and R-5 shares (“R Class shares”) to new investors. Retirement Plans that offered the Money Market Fund as an investment option on April 1,
2009 may, however, continue to purchase shares. Further, the Money Market Fund will not issue shares to Plans that offer the Fund as an option on April 1, 2009, but as of July 1, 2009, owned no R Class Shares.

Objective: The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees		%	%	%	%	%

Distribution and/or Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%	none
Other Expenses		%	%	%	%	%
%
Total Annual Fund Operating Expenses		%	%	%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee
Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$ $		$ $
Class R-2
Class R-3
Class R-4
Class R-5

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much principal risk.

Principal Investment Strategies
The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are
U.S. dollar denominated securities which PGI believes present minimal credit risks. At the time the Fund purchases each security, it is an “eligible security” as defined in the regulations issued under the Investment Company Act of
1940, as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:
• to take advantage of market variations;
• to generate cash to cover sales of Fund shares by its shareholders; or
• upon revised credit opinions of the security’s issuer.

The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:
• securities issued or guaranteed by the U.S. government, including Treasury bills, notes and bonds;
• securities issued or guaranteed by agencies or instrumentalities of the U.S. government. These are backed either by the full faith and credit of the U.S. government or by the credit of the particular agency or instrumentality;
• bank obligations including:
• certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank;
or,
• bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
• commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;
• corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;
• repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week)
but may also have a longer maturity; and
• taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations which are issued in
U.S. dollars by foreign banks and foreign branches of U.S. banks. Before the Sub-Advisor selects a Eurodollar or
Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.

As with all mutual funds, the value of the Fund’s assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-547-7754.

Total Returns as of December 31 each year (Class R-2 shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class R-1 Return Before Taxes	%	%	%
Class R-2 Return Before Taxes
Class R-3 Return Before Taxes
Class R-4 Return Before Taxes
Class R-5 Return Before Taxes
Barclays Capital U.S. Treasury Bellwethers 3 Month Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management Investment Advisor: Principal Management Corporation Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC

  Tracy Reeg (since 2004), Portfolio Manager
  Alice Robertson (since 2000), Trader

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

SHORT-TERM BOND FUND

Objective: The Fund seeks to provide current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees		%	%	%	%	%

Distribution and/or Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%	none
Other Expenses		%	%	%	%	%
%
Total Annual Fund Operating Expenses		%	%	%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee
Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$ $		$ $
Class R-2
Class R-3
Class R-4
Class R-5

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Principal Investment Strategies

The Fund invests primarily in short-term fixed-income securities. Under normal circumstances, the Fund maintains an effective maturity of four years or less and a dollar-weighted effective maturity of not more than three years. In determining the average effective maturity of the Fund’s assets, the maturity date of a callable security or probable securities may be adjusted to reflect the judgment of PGI regarding the likelihood of the security being called or prepaid. The Fund considers the term “bond” to mean any debt security. Under normal circumstances, it invests at least 80% of its net assets (plus any borrowings for investment purposes) in:

  securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
  debt securities of U.S. issuers rated in the four highest grades by Standard & Poor’s Rating Service or Moody’s Investors Service, Inc. or, if unrated, in the opinion of PGI of comparable quality; and
  mortgage-backed securities representing an interest in a pool of mortgage loans.

The Fund may invest in below-investment-grade fixed-income securities (commonly known as “junk bonds” or “high yield securities”) (rated BB or lower by S&P or Ba or lower by Moody’s).

The Fund may invest in Eurodollar and Yankee Obligations and foreign securities. The Fund may invest in asset-backed securities. The Fund may enter into dollar roll transactions, which may involve leverage. The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-547-7754.

Total Returns as of December 31 each year (Class R-2 shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class R-1 Return Before Taxes	%	%	%
Class R-1 Return After Taxes on Distributions
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Class R-2 Return Before Taxes
Class R-3 Return Before Taxes
Class R-4 Return Before Taxes
Class R-5 Return Before Taxes
Barclays Capital Government/Credit 1-3 Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management Investment Advisor: Principal Management Corporation Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC

  Craig Dawson (since 2005), Portfolio Manager
  Timothy R. Warrick (since 2009), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

BOND & MORTGAGE SECURITIES FUND

Objective: The Fund seeks to provide current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees		%	%	%	%	%

Distribution and/or Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%	none
Other Expenses		%	%	%	%	%
%
Total Annual Fund Operating Expenses		%	%	%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee
Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$ $		$ $
Class R-2
Class R-3
Class R-4
Class R-5

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor's Rating Service (“S&P”) or Baa or higher by Moody's Investors Service, Inc. (“Moody's”). These include:

  securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
  asset-backed securities or mortgage-backed securities representing an interest in a pool of mortgage loans or other assets;
  debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody's or, if not rated, of comparable quality in the opinion of the Fund's sub-advisor; and
  securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:

  preferred securities and/or common and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible;
  foreign securities; or
  securities rated BB or lower by S&P or Ba or lower by Moody’s (i.e. less than investment grade (commonly known as “junk bonds”)) but not lower than CCC-(S&P) or Caa3 (Moody's).

The Fund may enter into dollar roll transactions, which may involve leverage. The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

The Fund (i) may actively trade securities to achieve its investment objective, and (ii) may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-547-7754.

Total Returns as of December 31 each year (Class R-2 shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class R-1 Return Before Taxes	%	%	%
Class R-1 Return After Taxes on Distributions
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Class R-2 Return Before Taxes
Class R-3 Return Before Taxes
Class R-4 Return Before Taxes
Class R-5 Return Before Taxes
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC

  William C. Armstrong (since 2000), Portfolio Manager
  Timothy R. Warrick (since 2000), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

CORE PLUS BOND FUND I

Objective: The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees		%	%	%	%	%

Distribution and/or Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%	none
Other Expenses		%	%	%	%	%
%
Total Annual Fund Operating Expenses		%	%	%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee
Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$ $		$ $
Class R-2
Class R-3
Class R-4
Class R-5

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Barclays Capital Aggregate Bond Index, which as of June 30, 2008 was 4.70 years.

The Fund invests primarily in investment grade debt securities, but may invest up to 20% of its total assets in high yield securities ("junk bonds") rated Ba or lower by Moody's, or BB or lower by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments of issuers that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest in preferred securities. This Fund may be used as part of a fund of funds strategy and may actively trade portfolio securities in an attempt to achieve its investment objective.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Short Sale Risk. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A Fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-547-7754.

Total Returns as of December 31 each year (Class R-2 shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class R-1 Return Before Taxes	%	%	%
Class R-1 Return After Taxes on Distributions
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Class R-2 Return Before Taxes
Class R-3 Return Before Taxes
Class R-4 Return Before Taxes
Class R-5 Return Before Taxes
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Pacific Investment Management Company LLC

• William H. Gross (since 2008), Managing Director, Co-CIO

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

HIGH QUALITY INTERMEDIATE-TERM BOND FUND

Objective: The Fund seeks to provide current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees		%	%	%	%	%

Distribution and/or Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%	none
Other Expenses		%	%	%	%	%
%
Total Annual Fund Operating Expenses		%	%	%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee
Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$ $		$ $
Class R-2
Class R-3
Class R-4
Class R-5

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Principal Investment Strategies

The Fund invests primarily in intermediate term high-quality fixed-income securities. Under normal circumstances, the Fund maintains an effective maturity of four years or less and a dollar-weighted effective maturity of greater than three and less than ten years. In determining the average effective maturity of the Fund’s assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect PGI’s judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term “bond” to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:

  securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
  asset-backed securities and mortgage-backed securities representing an interest in a pool of mortgage loans or other assets;
  debt securities and taxable municipal bonds rated, at the time of purchase, AAA, AA, or A by Standard & Poor’s Rating Service (“S&P”) or Aaa, Aa, or A by Moody’s Investors Service, Inc. (“Moody’s”) or, if not rated, in PGI’s opinion, of comparable quality; and
  securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund’s assets may be invested in:

  preferred securities and/or common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible;
  foreign securities; or
  securities rated less than the three highest grades of S&P or Moody’s but not lower than BBB- (S&P) or Baa3 (Moody’s) (i.e. less than investment grade).

The Fund may enter into dollar roll transactions, which may involve leverage. The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective.

On December 14, 2009, the Board of Directors for Principal Funds, Inc. approved the following proposal: acquisition of the assets of the High Quality Intermediate-Term Bond Fund by the Bond Market Index Fund. The proposal will be submitted for shareholder vote at a Special Meeting of Shareholders of Principal Funds, Inc. tentatively scheduled for May 2010. Additional information about this proposal will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date High Quality Intermediate-Term Bond Fund shareholders in March 2010.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-547-7754.

Total Returns as of December 31 each year (Class R-2 shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class R-1 Return Before Taxes	%	%	%
Class R-1 Return After Taxes on Distributions
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Class R-2 Return Before Taxes
Class R-3 Return Before Taxes
Class R-4 Return Before Taxes
Class R-5 Return Before Taxes
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC

  William C. Armstrong (since 2002), Portfolio Manager
  Timothy R. Warrick (since 2002), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

INCOME FUND

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Estimated for the year ended October 31, 2010	XXXXX	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees		0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses		0.53%	0.45%	0.32%	0.28%	0.26%

Total Annual Fund Operating Expenses		1.38%	1.25%	1.07%	0.88%	0.76%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$140	$437	$755	$1,657
Class R-2	127	397	686	1,511
Class R-3	109	340	590	1,306
Class R-4	90	281	488	1,084
Class R-5	78	243	422	942

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile:

Principal Investment Strategies
Under normal circumstances, the Fund invests primarily in a diversified pool of fixed-income securities including corporate securities, U.S. government securities, and mortgage-backed securities (including collateralized mortgage obligations), up to 35% of which may be in below investment-grade fixed-income securities (sometimes called “junk bonds”) (rated BB or lower by S&P or Ba or lower by Moody’s). The Fund may also invest in convertible securities, preferred securities, foreign securities, and real estate investment trust (“REIT”) securities. This Fund may be used as part of a fund of funds strategy.

The Fund may enter into dollar roll transactions, which may involve leverage. The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates,

and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

During the fiscal year ended October 31, 2008, the average rating of the Fund’s assets, based on market value at each month-end, were as follows (all rating are by Moody’s):

32.77% in securities rated Aaa	30.72% in securities rated Baa	2.14% in securities rated Caa
6.85% in securities rated Aa	4.58% in securities rated Ba	0.00% in securities rated Ca
11.36% in securities rated A	9.45% in securities rated B	0.04% in securities rated C
2.09% in securities not rated

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-547-7754.

Total Returns as of December 31 each year (Class R-2 shares)

01/01/1999 - 12/31/1999: -0.08%
01/01/2000 - 12/31/2000: 8.84%

01/01/2001 - 12/31/2001: 7.83%
01/01/2002 - 12/31/2002: 7.81%

01/01/2003 - 12/31/2003: 8.64%
01/01/2004 - 12/31/2004: 4.81%

01/01/2005 - 12/31/2005: 1.33%
01/01/2006 - 12/31/2006: 4.79%

01/01/2007 - 12/31/2007: 4.95%
01/01/2008 - 12/31/2008: -5.22%

Highest return for quarter during period of the bar chart Q2 ‘03 4.55% Lowest return for quarter during period of the bar chart Q3 ‘08 -4.83%

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2008	1 Year	(or Life of Fund)	(or Life of Fund)
Class R-1 Return Before Taxes	-5.35%	1.92%	4.15%
Class R-1 Return After Taxes on Distributions	-7.26%	0.02%	1.85%
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	-3.44%	0.56%	2.15%
Class R-2 Return Before Taxes	-5.22%	2.06%	4.28%
Class R-3 Return Before Taxes	-5.05%	2.24%	4.47%
Class R-4 Return Before Taxes	-4.89%	2.40%	4.58%
Class R-5 Return Before Taxes	-4.89%	2.40%	4.58%
S&P 500/Citigroup Value Index (reflects no deduction for fees, expenses, or taxes)	-39.22%	-1.30%	-0.25%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• John R. Friedl (since 2005), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

INFLATION PROTECTION FUND

Objective: The Fund seeks to provide current income and real (after inflation) total returns.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees		%	%	%	%	%

Distribution and/or Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%	none
Other Expenses		%	%	%	%	%
%
Total Annual Fund Operating Expenses		%	%	%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee
Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$ $		$ $
Class R-2
Class R-3
Class R-4
Class R-5

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors who want their income and principal investments to keep pace with inflation over time.

Principal Investment Strategies
The fund normally invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S.
governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The fund maintains an average portfolio duration that is within ±20% of the duration of the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index.

The fund may invest in non-investment grade bonds (high yield or junk bonds) (rated BB or lower by S&P or Ba or lower by Moody’s) or securities of emerging market issuers. The fund may also invest in foreign securities.

The fund may also purchase: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations ("CMOs"), investment grade corporate bonds and asset-backed securities. Securities are purchased for the fund when the management team believes that they have the potential for above average real return.

The Fund may enter into dollar roll transactions, which may involve leverage. The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets. The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies. This Fund may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-547-7754.

Total Returns as of December 31 each year (Class R-2 shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class R-1 Return Before Taxes	%	%	%
Class R-1 Return After Taxes on Distributions
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Class R-2 Return Before Taxes
Class R-3 Return Before Taxes
Class R-4 Return Before Taxes
Class R-5 Return Before Taxes
Barclays Capital US Treasury TIPS Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management Investment Advisor: Principal Management Corporation Sub-Advisor(s) and Portfolio Manager(s): BlackRock Financial Management, Inc.

  Adam Bowman (since 2010), Director
  Stuart Spodek (since 2008), Managing Director
  Brian Weinstein (since 2008), Managing Director

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

GOVERNMENT & HIGH QUALITY BOND FUND (PREVIOUSLY MORTGAGE SECURITIES FUND)

Objective: The Fund seeks to provide a high level of current income consistent with safety and liquidity.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees		%	%	%	%	%

Distribution and/or Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%	none
Other Expenses		%	%	%	%	%
%
Total Annual Fund Operating Expenses		%	%	%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee
Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$ $		$ $
Class R-2
Class R-3
Class R-4
Class R-5

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Principal Investment Strategies
Under normal circumstances, the Fund seeks to achieve its investment objective by investing primarily (at least 80%
of its net assets, plus any borrowings for investment purposes) in securities issued by the U.S. government, its agencies or instrumentalities or securities that are rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including but not limited to mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities, including repurchase agreements.

The Fund may also invest in mortgage-backed securities that are not issued by the U.S. government, its agencies or instrumentalities or rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including collateralized mortgage obligations, and in other obligations that are secured by mortgages or mortgage-backed securities, including repurchase agreements. The Fund may also invest in dollar rolls, which may involve leverage.

The Fund may enter into dollar roll transactions, which may involve leverage.The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets. This Fund may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Industry Concentration (Sector). A fund that concentrates investments in a particular industry or group of industries (e.g., real estate, technology financial services) has greater exposure than other funds to market, economic and other factors affecting that industry or sector.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-547-7754.

Total Returns as of December 31 each year (Class R-2 shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart Lowest return for quarter during period of the bar chart

Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class R-1 Return Before Taxes	%	%	%
Class R-1 Return After Taxes on Distributions
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Class R-2 Return Before Taxes
Class R-3 Return Before Taxes
Class R-4 Return Before Taxes
Class R-5 Return Before Taxes
Citigroup Mortgage Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• Scott Peterson (since 2010), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

PREFERRED SECURITIES FUND

Objective: The Fund seeks to provide current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	XXXXX	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees		%	%	%	%	%

Distribution and/or Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%	none
Other Expenses		%	%	%	%	%
%
Total Annual Fund Operating Expenses		%	%	%	%	%
(Fee Waiver or Expense Reimbursement)
(Total Annual Fund Operating Expenses After Fee
Waiver or Expense Reimbursement)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R-1	$ $		$ $
Class R-2
Class R-3
Class R-4
Class R-5

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
_____% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors who are seeking dividends to generate income or to be reinvested for growth and are willing to accept fluctuations in the value of the investment.

Principal Investment Strategies
The Fund invests primarily in preferred securities of companies rated BBB or higher by Standard & Poor’s Rating
Service (“S&P”) or Moody’s Investor Service, Inc. (“Moody’s”) or, if unrated, of comparable quality in the opinion of

Spectrum. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in preferred securities. The Fund focuses primarily on the financial services (i.e., banking, insurance and commercial finance), Real Estate Investment Trust (i.e. REIT) and utility industries. The rest of the Fund’s assets may be invested in common stocks, debt securities (including securities rated BB or lower by S&P or rated Ba or lower by Moody’s), foreign securities, and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Preferred securities generally pay fixed rate dividends (though some are adjustable rate) and typically have “preference” over common stock in the payment of dividends and the liquidation of a company’s assets - preference means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders’ claims on assets in a corporate liquidation.

Spectrum seeks to build a portfolio within the context of the eligible universe of preferred securities. For a security to be considered for the Fund, Spectrum will assess the credit risk within the context of the yield available on the preferred. The yield needs to be attractive in comparison to the rating, expected credit trend and senior debt spread of the same issuer. Spectrum considers features such as call protection, subordination and option adjusted spreads to ensure that the selected issue provides a sufficient yield to justify its inclusion in the portfolio.

The Fund is considered non-diversified and can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund’s share price than would occur in a more diversified fund. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective This Fund may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Industry Concentration (Sector). A fund that concentrates investments in a particular industry or group of industries (e.g., real estate, technology financial services) has greater exposure than other funds to market, economic and other factors affecting that industry or sector.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of companies and is more likely than more diversified funds to be significantly affected by a specific stock's poor performance.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-547-7754.

Total Returns as of December 31 each year (Class R-2 shares)

[BAR CHART PLACEHOLDER]

Highest return for quarter during period of the bar chart
Lowest return for quarter during period of the bar chart
Average Annual Total Returns

		5 Years	10 Years
For the periods ended December 31, 2009	1 Year	(or Life of Fund)	(or Life of Fund)
Class R-1 Return Before Taxes	%	%	%
Class R-1 Return After Taxes on Distributions
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares
Class R-2 Return Before Taxes
Class R-3 Return Before Taxes
Class R-4 Return Before Taxes
Class R-5 Return Before Taxes

Merrill Lynch Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses, or taxes) Barclays Capital U.S. Tier I Capital Securities Index (reflects no deduction for fees, expenses, or taxes) Preferreds Blended Index (reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for the Preferreds Blended Index are 65% Merrill Lynch Fixed Rate Preferred Securities and 35% Barclays Capital U.S. Tier I Capital Securities Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Spectrum Asset Management, Inc.

  L. Phillip Jacoby (since 2002), Senior Vice President and Portfolio Manager
  Mark A. Lieb (since 2009), Executive Director and Co-Chief Executive Officer

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages ___ and ___, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page ___ of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page ___ of the Prospectus.

PURCHASE OF FUND SHARES

The Funds offer five classes of shares through this prospectus, each of which may be purchased through retirement plans, though not all plans offer each Fund. Such plans may impose fees in addition to those charged by the Funds. The services or share classes available to you may vary depending upon how you wish to purchase shares of the Fund. Each share class represents investments in the same portfolio of securities, but each class has its own expense structure, allowing you to choose the class that best meets your situation (not all classes are available to all plans). Each investor’s financial considerations are different. You should speak with your financial professional to help you decide which share class is best for you.

Only eligible purchasers may buy R-1, R-2, R-3, R-4, and R-5 Class shares of the Funds. At the present time, eligible purchasers include but are not limited to:

  retirement and pension plans to which Principal Life Insurance Company ("Principal Life" provides recordkeeping services;
  separate accounts of Principal Life;
  Principal Life or any of its subsidiaries or affiliates;
  any fund distributed by Principal Funds Distributor, Inc. if the fund seeks to achieve its investment objective by investing primarily in shares of mutual funds;
  clients of Principal Global Investors, LLC.;
  certain pension plans;
  certain retirement account investment vehicles administered by foreign or domestic pension plans;
  an investor who buys shares through an omnibus account with certain intermediaries, such as a broker-dealer, bank, or other financial institution, pursuant to a written agreement; and
  certain retirement plan clients that have an approved organization for purposes of providing plan record keeping services.

Principal Management Corporation reserves the right to broaden or limit the designation of eligible purchasers. Not all of the Funds are offered in every state. Please check with your financial advisor or our home office for state availability.

Shares may be purchased from Principal Funds Distributor, Inc. ("the Distributor". The Distributor is an affiliate of Principal Life Insurance Company and with it are subsidiaries of Principal Financial Group, Inc. and members of the Principal Financial Group. There are no sales charges on R-1, R-2, R-3, R-4, and R-5 Class shares of the Fund.

Shareholder accounts for the Fund are maintained under an open account system. Under this system, an account is opened and maintained for each investor (generally an omnibus account or an plan level account). Each investment is confirmed by sending the investor a statement of account showing the current purchase or sale and the total number of shares owned. The statement of account is treated by the Fund as evidence of ownership of Fund shares. Share certificates are not issued.

The Fund may reject or cancel any purchase orders for any reason. For example, the Fund does not intend to permit market timing because short-term or other excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Fund may reject any purchase orders from market timers or investors that, in Principal's opinion, may be disruptive to the Fund. For these purposes, Principal may consider an investor's trading history in the Fund or other Funds sponsored by Principal Life and accounts under common ownership or control.

Payments may be made via personal or financial institution check (for example, a bank or cashier's check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, money orders, travelers' checks, credit card checks, and foreign checks. Principal may recommend to the Board, and the Board may elect, to close certain funds to new and existing investors.

NOTE: No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this prospectus may not be relied upon as having been provided or made by Principal Funds, a Fund, Principal, any Sub-Advisor, or Principal Funds Distributor, Inc.

REDEMPTION OF FUND SHARES

Subject to any restrictions imposed by a plan, shares may be sold back to the Fund any day the NYSE is open. For more information about how to sell shares of the Fund, including any charges that a plan may impose, please consult the plan.

The Fund generally sends payment for shares sold the business day after the sell order is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Distributions in Kind. Payment for shares of the Funds tendered for redemption is ordinarily made by check. However, the Funds may determine that it would be detrimental to the remaining shareholders of a Fund to make payment of a redemption order wholly or partly in cash. Under certain circumstances, therefore, each of the Funds may pay the redemption proceeds in whole or in part by a distribution “in kind” of securities from the Fund’s portfolio in lieu of cash. If a Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. Each Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described in this prospectus.

Redemption fees. The Fund board of directors has determined that it is not necessary to impose a fee upon the redemption of fund shares, because the Fund has adopted transfer restrictions as described in “Exchange of Fund Shares.”

EXCHANGE OF FUND SHARES

An exchange between Funds is a redemption of shares of one Fund and a concurrent purchase of shares in another Fund with the redemption proceeds. A shareholder, including a beneficial owner of shares held in nominee name or a participant in a participant-directed employee benefit plan, may exchange Fund shares under certain circumstances. In addition to any restrictions an intermediary or an employee benefit plan imposes, Fund shares may be exchanged, without charge, for shares of any other Fund of the Principal Funds, provided that:

  the shareholder has not exchanged shares of the Fund within 30 days preceding the exchange, unless the shareholder is exchanging into the Money Market Fund, the share class of such other Fund is available through the plan, and the share class of such other Fund is available in the shareholder’s state of residence.

All exchanges completed on the same day are considered a single exchange for purposes of this exchange limitation. In addition, the Fund will reject an order to purchase shares of any Fund, except shares of the Money Market Fund, if the shareholder redeemed shares from that Fund within the preceding 30-day period. The 30-day exchange or purchase restriction does not apply to exchanges or purchases made on a scheduled basis such as scheduled periodic portfolio rebalancing transactions.

If Fund shares are purchased through an intermediary that is unable or unwilling to impose the 30-day exchange restriction described above, Fund management may waive this restriction in lieu of the exchange limitation that the intermediary is able to impose if, in management’s judgment, such limitation is reasonably likely to prevent excessive trading in Fund shares. In order to prevent excessive exchanges, and under other circumstances where the Fund Board of Directors or Principal believes it is in the best interests of the Fund, the Fund reserves the right to revise or terminate this exchange privilege, limit the amount or further limit the number of exchanges, reject any exchange or close an account.

TAX CONSIDERATIONS

Shareholders are responsible for federal income tax (and any other taxes, including state and local income taxes, if applicable) on dividends and capital gains distributions whether such dividends or distributions are paid in cash or reinvested in additional shares. Special tax rules apply to distributions from IRAs and other retirement accounts. You should consult a tax advisor to determine the suitability of the Fund as an investment by such a plan and the tax treatment of Fund distributions.

Generally, dividends paid by the Funds from interest, dividends, or net short-term capital gains will be taxed as ordinary income. Distributions properly designated by the Fund as deriving from net gains on securities held for more than one year are taxable as such (generally at a 15% tax rate), regardless of how long you have held your shares. For taxable years beginning before January 1, 2011, distributions of investment income properly designated by the Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gains.

Investments by a Fund in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of the Funds that invest in foreign securities may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Early in each calendar year, each Fund will notify you of the amount and tax status of distributions paid to you for the preceding year.

A dividend or distribution made shortly after the purchase of shares of a Fund by a shareholder, although in effect a return of capital to that shareholder, would be taxable to that shareholder as described above, subject to a holding period requirement for dividends designated as qualified dividend income.

Because of tax law requirements, you must provide the Funds with an accurate and certified taxpayer identification number (for individuals, generally a Social Security number) to avoid “back-up” withholding, which is currently imposed at a rate of 28%.

Any gain resulting from the sale, redemption, or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state, and local taxes.

Investments by a Fund in certain debt instruments or derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under the Internal Revenue Code. The Fund’s use of derivatives will also affect the amount, timing, and character of the Fund’s distributions.

The information contained in this prospectus is not a complete description of the federal, state, local, or foreign tax consequences of investing in the Fund. You should consult your tax advisor before investing in the Fund.

DISTRIBUTION PLANS AND INTERMEDIARY COMPENSATION

Distribution and/or Service (12b-1) Fees

Principal Funds Distributor, Inc. ("PFD" or the "Distributor") is the distributor for the Class R-1, R-2, R-3, R-4, and R-5 shares of Principal Funds, Inc. PFD is an affiliate of Principal Life Insurance Company and with it is a subsidiary of Principal Financial Group, Inc. and member of the Principal Financial Group®.

Principal Funds has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act for each of the Class R-1, R-2, R-3 and R-4 shares of Principal Funds. Under the 12b-1 Plans, each Fund makes payments from its assets attributable to the particular share class to the Fund's Distributor for distribution-related expenses and for providing services to shareholders of that share class. Payments under the 12b-1 plans are made by the Funds to the Distributor pursuant to the 12b-1 plans regardless of the expenses incurred by the Distributor. When the Distributor receives Rule 12b-1 fees, it may pay some or all of them to intermediaries whose customers are shareholders of the funds for sales support services and for providing services to shareholders of that share class. Intermediaries may include, among others, broker-dealers, registered investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators, and insurance companies. Because Rule 12b-1 fees are paid out of Fund assets and are ongoing fees, over time they will increase the cost of your investment in the Funds and may cost you more than other types of sales charges.

The maximum annual Rule 12b-1 fee for distribution related expenses and/or for providing services to shareholders under each 12b-1 plan (as a percentage of average daily net assets) is:

Maximum Annualized
Share Class	Rule 12b-1 Fee
R-1	0.35%
R-2	0.30%
R-3	0.25%
R-4	0.10%

The Distributor generally uses Rule 12b-1 fees to finance any activity that is primarily intended to result in the sale of shares and for providing services to shareholders of the share class. In addition to shareholder services, examples of such distribution related expenses include compensation to salespeople and selected dealers (including financing the commission paid to the dealer at the time of the sale), printing of prospectuses and statements of additional information and reports for other than existing shareholders, and preparing and conducting sales seminars.

Payments under the 12b-1 plans will not automatically terminate for funds that are closed to new investors or to additional purchases by existing shareholders. The fund Board will determine whether to terminate, modify, or leave unchanged the 12b-1 plan at the time the Board directs the implementation of the closure of the fund.

Additional Payments to Intermediaries

In addition to, rather than in lieu of, payments for distribution-related expenses and for providing services to shareholders pursuant to 12b-1 plans, the transfer agent or one of its affiliates may enter into agreements with intermediaries pursuant to which the intermediary will be paid for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. For more information see the Statement of Additional Information (SAI). Such compensation is generally paid out of the Service Fees and Administrative Service Fees that are disclosed in this prospectus. Such compensation is generally based on the average asset value of fund shares for the relevant share class held by clients of the intermediary. Principal Life Insurance Company is one such intermediary that provides services to retirement plans, and it is typically paid some or all of the Service Fees and Administrative Service Fees pertaining to such plans.

In addition, Principal or its affiliates may pay compensation, from their own resources, to certain intermediaries that support the distribution or sale of shares of the Fund or provide services to Fund shareholders.

Plan recordkeepers, who may have affiliated financial intermediaries that sell shares of the funds, may be paid additional amounts. In addition, financial intermediaries may be affiliates of entities that receive compensation from the Distributor for maintaining retirement plan “platforms” that facilitate trading by affiliated and non-affiliated financial intermediaries and recordkeeping for retirement plans.

A number of factors may be considered in determining the amount of these additional payments, including each financial intermediary's Fund sales and assets, as well as the willingness and ability of the financial intermediary to give the Distributor access to its Financial Professionals for educational and marketing purposes. In some cases, intermediaries will include the Funds on a “preferred list.” The Distributor's goals include making the Financial Professionals who interact with current and prospective investors and shareholders more knowledgeable about the Funds so that they can provide suitable information and advice about the Funds and related investor services. The amounts paid to intermediaries vary by share class and by fund.

Expense Reimbursement

Additionally, the Distributor will, in some cases, provide payments to reimburse directly or indirectly the costs incurred by intermediaries and their associated Financial Professionals in connection with educational seminars and training and marketing efforts related to the Funds for the intermediaries' employees and representatives and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment, and meals. The Distributor will also, in some cases, provide payment or reimbursement for expenses associated with qualifying dealers' conferences, transactions (“ticket”) charges, and general marketing expenses.

Additional Information

Financial Professionals may receive some or all of the amounts paid to the intermediary with which he or she is associated. If one mutual fund sponsor pays more compensation than another, your Financial Professional and his or her intermediary may have an incentive to recommend one fund complex over another. Similarly, if your Financial Professional or his or her intermediary receives more compensation for one fund or share class versus another, then they may have an incentive to recommend that fund or share class.

Please speak with your Financial Professional to learn more about the total amounts paid to your Financial Professional and his or her intermediary by the Funds, the Distributor and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also carefully review disclosures made by your Financial Professional at the time of purchase.

Your intermediary may charge fees and commissions, including processing fees, in addition to those described in this prospectus. The amount and applicability of any such fee is determined and disclosed separately by the intermediary. You should ask your Financial Professional for information about any fees and/or commissions that are charged.

THE COSTS OF INVESTING

Fees and Expenses of the Funds

The shares of the Funds are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Funds purchased with reinvested dividends or other distributions.

Ongoing Fees

Ongoing fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Funds.

Each Principal LifeTime Fund and SAM Portfolio, as a shareholder in the underlying funds, bears its pro rata share of the operating expenses incurred by each underlying fund. The investment return of each Principal LifeTime Fund and SAM Portfolio is net of the underlying funds’ operating expenses.

Each Fund pays ongoing fees to Principal and others who provide services to the Fund. These fees include:

  Management Fee — Through the Management Agreement with the Fund, Principal has agreed to provide investment advisory services and corporate administrative services to the Funds.
  Distribution Fee — Each of the Funds has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940. Under the plan, the R-1, R-2, R-3, and R-4 classes of each Fund pay a distribution fee based on the average daily net asset value (NAV) of the Fund. These fees pay distribution and other expenses for the sale of Fund shares and for services provided to shareholders. Over time, these fees may exceed other types of sales charges.
  Service Fee — Principal has entered into a Service Agreement with the Fund under which Principal performs personal services for shareholders.
  Administrative Services Fee — Principal has entered into an Administrative Services Agreement with Principal Funds under which Principal provides shareholder and administrative services for retirement plans and other beneficial owners of Fund shares.
  Other Expenses — A portion of expenses that are allocated to all classes of the Fund.
  Acquired Fund Fees and Expenses - fees and expenses charged by other investment companies in which a Fund invests a portion of its assets.

R-1, R-2, R-3, R-4, and R-5 share classes also pay the costs of producing and distributing reports and prospectuses to shareholders.

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS

Each Fund’s investment objective is described in the summary description of each Fund. The Board of Directors may change a Fund’s objective or the investment strategies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to the Fund’s investment objective or investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will meet its objective.

Each Fund is designed to be a portion of an investor's portfolio. None of the Funds is intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions. Each Fund is subject to Underlying Fund Risk to the extent that a fund of funds invests in the Fund. It is possible to lose money by investing in the Funds.

This information in the remainder of this section does not apply directly to the Principal LifeTime Funds or the Strategic Asset Management (“SAM”) Portfolios, except to the extent the Principal LifeTime Funds or SAM Portfolios invest in securities other than shares of the Underlying Funds. The SAI contains additional information about investment strategies and their related risks.

Securities and Investment Practices

Market Volatility. The value of a fund’s portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights, (a right is an offering of common stock to investors who currently own shares which entitle them to buy subsequent issues at a discount from the offering price), and warrants (a warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price).Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors (some examples include investment grade corporate bonds, mortgage-backed securities, U.S. government securities and asset-backed securities). The issuer generally pays the investor a fixed, variable, or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

Interest Rate Changes. Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.

Credit Risk. Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or “junk” bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.

Credit and Counterparty Risk. Each of the Funds is subject to the risk that the issuer or guarantor of a fixed-income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Liquidity Risk. A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Securities Lending Risk. To earn additional income, each Fund may lend portfolio securities to approved financial institutions. Risks of such a practice include the possibility that a financial institution becomes insolvent, increasing the likelihood that the Fund will be unable to recover the loaned security or its value. Further, the cash collateral received by the fund in connection with such a loan may be invested in a security that subsequently loses value.

Repurchase Agreements and Loaned Securities

Although not a principal investment strategy, each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association, or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.

Each of the Funds may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions. These transactions involve a risk of loss to the Fund if the counterparty should fail to return such securities to the Fund upon demand or if the counterparty’s collateral invested by the Fund declines in value as a result of the investment losses.

Bank Loans (also known as Senior Floating Rate Interests)

Some of the funds invest in bank loans. Bank loans hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral, and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Bank loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the bank loan. Bank loans are rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Bank loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Bank loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentive for the Borrower to repay, prepayments of senior floating rate interests may occur.

Currency Contracts

The Funds may enter into currency contracts, currency futures contracts and options, and options on currencies for hedging and other purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a Fund’s Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund’s investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.

Forward Commitments

Although not a principal investment strategy, each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of the Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

Warrants

Each of the Funds may invest in warrants though none of the Funds use such investments as a principal investment strategy. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

Real Estate Investment Trusts

The Funds, except the Money Market Fund, may invest in real estate investment trust securities, herein referred to as “REITs.” In addition, the Real Estate Securities Fund typically invests a significant portion of its net assets in REITs. REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. As an investor in a REIT, the Fund will be subject to the REIT’s expenses, including management fees, and will remain subject to the Fund’s advisory fees with respect to the assets so invested. REITs are also subject to the possibilities of failing to qualify for the special tax treatment accorded REITs under the Internal Revenue Code, and failing to maintain their exemptions from registration under the 1940 Act.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities.

High Yield Securities

The Bond & Mortgage Securities, Core Plus Bond I, Equity Income, Income, Inflation Protection, Principal Capital Appreciation, and Short-Term Bond Funds may invest in debt securities rated BB or lower by S&P or Ba or lower by Moody’s or, if not rated, determined to be of equivalent quality by Principal or the Sub-Advisor. Such securities are sometimes referred to as high yield or “junk bonds” and are considered speculative. Each of the Principal LifeTime Funds and Strategic Asset Management Portfolios may invest in underlying funds that may invest in such securities.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.

The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund’s shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.

The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Sub-Advisor thinks it is in the best interest of shareholders.

Municipal Obligations and AMT-Subject Bonds

The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. General obligation bonds are secured by the issuer’s pledge of its full faith and credit, with either limited or unlimited taxing power for the payment of principal and interest. Revenue bonds are not supported by the issuer’s full taxing authority. Generally, they are payable only from the revenues of a particular facility, a class of facilities, or the proceeds of another specific revenue source.

“AMT-subject bonds” are municipal obligations issued to finance certain “private activities,” such as bonds used to finance airports, housing projects, student loan programs, and water and sewer projects. Interest on AMT-subject bonds is an item of tax preference for purposes of the federal individual alternative minimum tax (“AMT”) and will also give rise to corporate alternative minimum taxes. See “Tax Considerations” for a discussion of the tax consequences of investing in the Funds.

Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect upon the ability of the Fund to purchase sufficient amounts of tax-exempt securities.

Initial Public Offerings (“IPOs”)

Certain of the Funds may invest in IPOs. An IPO is a company’s first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.

When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders.

Derivatives

To the extent permitted by its investment objectives and policies, each of the Funds (except Money Market) may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices, or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The Funds may enter into put or call options, futures contracts, options on futures contracts, over-the-counter swap contracts (e.g., interest rate swaps, total return swaps, and credit default swaps), and forward currency contracts for both hedging and non-hedging purposes.

Generally, no Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund or the reference currency relates to an eligible investment for the Fund.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:

  the risk that the underlying security, interest rate, market index, or other financial asset will not move in the direction the Sub-Advisor anticipated;
  the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
  the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund’s initial investment; and
  the counterparty may fail to perform its obligations.

Exchange Traded Funds (ETFs)

These are a type of index or actively managed fund bought and sold on a securities exchange. An ETF trades like common stock. Shares in an index ETF represent an interest in a fixed portfolio of securities designed to track a particular market index. The Funds could purchase shares issued by an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although ETFs have management fees that increase their costs. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.

Convertible Securities

Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.

Preferred Securities

Preferred securities generally pay fixed rate dividends (though some are adjustable rate) and typically have “preference” over common stock in the payment of dividends and the liquidation of a company’s assets - preference means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders’ claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed income securities - the fixed-income payments are expected to be the primary source of long-term investment return. Preferred securities share many investment characteristics with bonds; therefore, the risks and potential rewards of investing in the Fund are more similar to those associated with a bond fund than a stock fund.

Foreign Investing

As a principal investment strategy, the Diversified International, International Emerging Markets, International Growth, and International I Funds may invest Fund assets in securities of foreign companies. The other Funds may invest in securities of foreign companies but not as a principal investment strategy. For the purpose of this restriction, foreign companies are:

  companies with their principal place of business or principal office outside the U.S. or companies for which the principal securities trading market is outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund’s investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, or currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund’s portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.

Investments in companies of developing (also called “emerging”) countries are subject to higher risks than investments in companies in more developed countries. These risks include:

  increased social, political, and economic instability;
  a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
  lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
  foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
  relatively new capital market structure or market-oriented economy;
  the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
  restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
  possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial and, in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Small and Medium Capitalization Companies

The Funds may invest in securities of companies with small- or mid-sized market capitalizations. The Bond & Mortgage Securities, Core Plus Bond I, Disciplined LargeCap Blend, High Quality Intermediate-Term Bond, Income, Inflation Protection, International I, LargeCap Blend I, LargeCap Blend II, LargeCap Growth, LargeCap Growth I, LargeCap Growth II, LargeCap S&P 500 Index, LargeCap Value, LargeCap Value I, LargeCap Value III, Money Market, Preferred Securities, Real Estate Securities, and Short-Term Bond Funds may hold securities of small and medium capitalization companies but not as a principal investment strategy. Market capitalization is defined as total current market value of a company’s outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources, or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company’s growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company’s management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.

Master Limited Partnerships

Certain Funds invest in master limited partnerships (“MLPs”). MLPs tend to pay relatively higher distributions than other types of companies. The amount of cash that each individual MLP can distribute to its partners will depend on the amount of cash it generates from operations, which will vary from quarter to quarter depending on factors affecting the market generally and on factors affecting the particular business lines of the MLP. Available cash will also depend on the MLPs' level of operating costs (including incentive distributions to the general partner), level of capital expenditures, debt service requirements, acquisition costs (if any), fluctuations in working capital needs and other factors. The benefit derived from investment in MLPs depends largely on the MLPs being treated as partnerships for federal income tax purposes. As a partnership, an MLP has no federal income tax liability at the entity level. If, as a result of a change in current law or a change in an MLP's business, an MLP were treated as a corporation for federal income tax purposes, the MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution would be reduced and the distributions received might be taxed entirely as dividend income.

Royalty Trusts. A royalty trust generally acquires an interest in natural resource or chemical companies and distributes the income it receives to its investors. A sustained decline in demand for natural resource and related products could adversely affect royalty trust revenues and cash flows. Such a decline could result from a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand. Rising interest rates could adversely impact the performance, and limit the capital appreciation, of royalty trusts because of the increased availability of alternative investments at more competitive yields. Fund shareholders will indirectly bear their proportionate share of the royalty trusts' expenses.

Temporary Defensive Measures

From time to time, as part of its investment strategy, each Fund (other than the Money Market Fund which may invest in high-quality money market securities at any time) may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions. To the extent that the Fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers’ acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks, and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, the Fund may fail to achieve its investment objective.

Fund of Funds

The performance and risks of each Principal LifeTime Fund and Strategic Asset Management (“SAM”) Portfolio directly corresponds to the performance and risks of the underlying funds in which the Fund or Portfolio invests. By investing in many underlying funds, the Principal LifeTime Funds and the SAM Portfolios have partial exposure to the risks of many different areas of the market. The more a Principal LifeTime Fund or SAM Portfolio allocates to stock funds, the greater the expected risk. Funds of funds can be subject to payment in kind liquidity risk: If an underlying fund pays a redemption request by the Fund wholly or partly by a distribution-in-kind of portfolio securities rather than in cash, the Fund may hold such portfolio securities until its subadvisor determines that it is appropriate to dispose of them.

Each Principal LifeTime Fund and SAM Portfolio indirectly bears its pro-rata share of the expenses of the Underlying Funds in which it invests, as well as directly incurring expenses. Therefore, investment in a Principal LifeTime Fund or SAM Portfolio may be more costly than investing directly in shares of the Underlying Funds.

If you are considering investing in a Principal LifeTime Fund, you should take into account your estimated retirement date and risk tolerance. In general, each Principal LifeTime Fund is managed with the assumption that the investor will invest in a Principal LifeTime Fund whose stated date is closest to the date the shareholder retires. Choosing a Fund targeting an earlier date represents a more conservative choice; targeting a Fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the Fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal. Investors should realize that the Principal LifeTime Funds are not a complete solution to their retirement needs. Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.

Portfolio Turnover

“Portfolio Turnover” is the term used in the industry for measuring the amount of trading that occurs in a fund’s portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year. Funds that engage in active trading may have higher portfolio turnover rates.

Funds with high turnover rates (more than 100%) often have higher transaction costs (that are paid by the Fund) which may lower the Fund’s performance and may generate short-term capital gains (on which taxes may be imposed even if no shares of the Fund are sold during the year). No turnover rate can be calculated for the Money Market Fund because of the short maturities of the securities in which each invests. Turnover rates for each of the Funds may be found in the Fund’s Financial Highlights table.

Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders. You should also be aware that the “total return” line in the Financial Highlights section reflects portfolio turnover costs.

Management Risk. The Funds (except the Funds with "Index" in the name) are actively managed and prepared to invest in securities, sectors, or industries differently from the benchmark. For all Funds, if a sub-advisor's investment strategies do not perform as expected, the Fund could underperform other funds with similar investment objectives or lose money.

MANAGEMENT OF THE FUNDS

The Manager

Principal Management Corporation (“Principal”) serves as the manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

On or about July 1, 2009, Principal will provide investment advisory services with respect to 10-40% of the assets of the following Funds: International Fund I, LargeCap Blend Fund II, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap Value Fund I, LargeCap Value Fund III, MidCap Growth Fund III, MidCap Value Fund I, SmallCap Growth Fund I, SmallCap Growth Fund II, SmallCap Value Fund I, and SmallCap Value Fund II. The remaining assets in each of these Funds will be managed by the sub-advisor(s) named in the prospectus.

Principal will provide these investment advisory services through a portfolio manager who will function as a co-employee of Principal and Principal Global Investors, LLC (“PGI”) under an investment service agreement. Through the agreement, the portfolio manager will have access to PGI's equity management processes, systems, staff, proprietary quantitative model, portfolio construction disciplines, experienced portfolio management, and quantitative research staff. This portfolio manager will also have access to PGI's trading staff and trade execution capabilities along with PGI's order management system, pre- and post-trade compliance system, portfolio accounting system and performance attribution and risk management system. Mariateresa Monaco is the lead portfolio manager for the 10-40% of the assets to which Principal will provide investment advisory services

Mariateresa Monaco. Ms. Monaco has worked as a portfolio manager for Principal since 2009. Previously, she worked as a portfolio manager for Principal Global Investors, LLC, where she worked as a portfolio manager since 2005. Prior to that, Ms. Monaco worked for Fidelity Management and Research. She earned a Master’s degree in Electrical Engineering from Politecnico di Torino, Italy, a Master’s degree in Electrical Engineering from Northeastern University, and an MBA from the Sloan School of Management at the Massachusetts Institute of Technology.

Principal provides a substantial part of the investment advisory services to each of the Principal LifeTime Funds directly, while engaging PGI as a sub-advisor to provide asset allocation services to the Funds. The portfolio managers appointed by Principal for each Principal LifeTime Fund are James Fennessey, Michael P. Finnegan, and Randy L. Welch. The portfolio managers appointed by PGI for each Principal LifeTime Fund are David M. Blake, Tim Dunbar, and Dirk Laschanzky. Messrs. Fennessey, Finnegan, Welch, Blake, Dunbar, and Laschanzky share day-today management of the Principal LifeTime Funds according to their respective responsibilities which are described as follows. On behalf of PGI, Messrs. Blake, Dunbar, and Laschanzky develop, implement, and monitor the Fund’s strategic or long-term asset class targets and target ranges. On behalf of Principal, Messrs. Fennessey, Finnegan, and Welch implement the strategic asset allocation Messrs. Blake, Dunbar, and Laschanzky set, operating as a team, sharing authority and responsibility for research with no limitation on the authority of one portfolio manager in relation to another.

James W. Fennessey, CFA. Mr. Fennessey is a Vice President of Principal Management Corporation.

Mr. Fennessey joined the Principal Financial Group in 2000. He is the Head of the Manager Research Team that is responsible for analyzing, interpreting and coordinating investment performance data and evaluation of the investment managers under the due diligence program that monitors investment managers used by the Principal Funds.

Mr. Fennessey graduated from Truman State University with a BS in Business Administration, with an emphasis in Finance, and a minor in Economics. He has earned the right to use the Chartered Financial Analyst designation. He has had responsibility for the Principal LifeTime 2010, 2020, 2030, 2040, 2050, and Strategic Income Funds since 2007 and the Principal LifeTime 2015, 2025, 2035, 2045, and 2055 Funds since 2008.

Michael P. Finnegan, CFA. Mr. Finnegan is Chief Investment Officer for Principal Management Corporation.

Mr. Finnegan joined the Principal Financial Group in May of 2001 and leads the Investment Services group. As head of Investment Services, Mr. Finnegan is primarily responsible for developing and implementing Principal’s investment and product development strategies. Prior to joining Principal, Mr. Finnegan worked for Wilshire Associates’ consulting division providing investment consulting and client service to large institutional clients. Mr. Finnegan has earned the right to use the Chartered Financial Analyst designation and is a member of the ICFA and the Iowa Society of Financial Analysts. He received an M.A. in Finance from the University of Iowa and a B.B.A. in Finance from Iowa State University. He has had responsibility for the Principal LifeTime 2010, 2020, 2030, 2040, 2050, and Strategic Income Funds since 2007 and the Principal LifeTime 2015, 2025, 2035, 2045, and 2055 Funds since 2008.

Randy L. Welch. Mr. Welch is a Vice President of Principal Management Corporation. Mr. Welch joined the Principal Financial Group in 1989 and oversees the functions of the Investment Services group, which includes investment manager research, investment consulting, performance analysis, and investment communication. He is also responsible for the due diligence program that monitors investment managers used by the Principal Funds. Mr. Welch is an affiliate member of the Chartered Financial Analysts (CFA) Institute. Mr. Welch earned his undergraduate degree from Grand View College and an MBA from Drake University. He has had responsibility for the Principal LifeTime 2010, 2020, 2030, 2040, 2050, and Strategic Income Funds since 2007 and the Principal LifeTime 2015, 2025, 2035, 2045, and 2055 Funds since 2008.

Cash Management Program

Each fund has cash available in its portfolios to meet redemption requests and to pay expenses. Additionally, funds receive cash flows when shareholders purchase shares. Principal will invest the cash, which comprises a very small portion of the funds' portfolios, in money market investments and in stock index futures contracts based on the Fund's market cap to gain exposure to the market. Stock index futures provide returns similar to those of common stocks. Principal believes that, over the long term, this strategy will enhance the investment performance of the Funds. Principal has implemented a cash management program for the following Funds: International I, LargeCap Blend I, LargeCap Blend II, LargeCap Growth I, LargeCap Growth II, LargeCap Value I, LargeCap Value III, MidCap Growth III, MidCap Value I, SmallCap Growth I, SmallCap Growth II, SmallCap Value I, and SmallCap Value II.

The Sub-Advisors

Principal has signed contracts with various Sub-Advisors. Under the sub-advisory agreements, the Sub-Advisor agrees to assume the obligations of Principal to provide investment advisory services to the portion of the assets of a specific Fund allocated to it by Principal. For these services, Principal pays the Sub-Advisor a fee.

Principal or the Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund’s investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

Several of the Funds have multiple Sub-Advisors. For those Funds, a team at Principal, consisting of Jessica Bush, James Fennessey, and Randy Welch, determines the portion of the Fund’s assets each Sub-Advisor will manage and may, from time-to-time, reallocate Fund assets between the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor’s firm or investment professionals or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times, existing Fund assets may be reallocated among Sub-Advisors.

Jessica S. Bush, CFA. Ms. Bush joined the Principal Financial Group in 2006. Prior to joining the Principal Financial Group she spent over three years at Putnam Investments. She is a member of the Manager Research Team that is responsible for analyzing, interpreting and coordinating investment performance data and evaluation of the sub-advisors under the due diligence program that monitors investment managers used by the Principal Funds. Ms. Bush earned a Bachelors degree in Business Administration from the University of Michigan. She has earned the right to use the Chartered Financial Analyst designation.

The Fund summaries identified the portfolio managers and the funds they manage. Additional information about the portfolio managers follows. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Fund.

Sub-Advisor: AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, NY 10105, was founded in 1971 as an independent investment advisor registered with the SEC

The portfolio managers listed below for the SmallCap Growth Fund I operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

The management of, and investment decisions for, the LargeCap Value Fund III portfolio are currently made by the North American Investment Policy Group. Joseph G. Paul, David Yuen, Marilyn G. Fedak, Christopher W. Marx, and John D. Phillips are the persons with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

Bruce K. Aronow has been with AllianceBernstein since 1999. He earned a BA in Philosophy and Economics from Colgate University. Mr. Aronow has earned the right to use the Chartered Financial Analyst designation.

Marilyn G. Fedak has been with AllianceBernstein since 1984. She earned a BA from Smith College and an MBA from Harvard University. Ms. Fedak has earned the right to use the Chartered Financial Analyst designation.

Michael W. Doherty has been with AllianceBernstein since 1999. He has worked in the investment field since 1983.

N. Kumar Kirpalani has been with AllianceBernstein since 1999, He earned a BTech from the Indian Institute of Technology and an MBA from the University of Chicago. Mr. Kirpalani has earned the right to use the Chartered Financial Analyst designation.

Samantha S. Lau has been with AllianceBernstein since 1999. She earned a BS in Finance and Accounting from the Wharton School of the University of Pennsylvania. She has earned the right to use the Chartered Financial Analyst designation.

Christopher W. Marx has been with AllianceBernstein since 1997. He earned an AB in Economics from Harvard, and an MBA from the Stanford Graduate School of Business.

Joseph Gerard Paul has been with AllianceBernstein since 1987. He earned a BS from the University of Arizona and an MS from the Sloan School of Management of the Massachusetts Institute of Technology.

John D. Phillips, Jr. has been with AllianceBernstein since 1994. He earned a BA from Hamilton College and an MBA from Harvard University. Mr. Phillips has also earned the right to use the Chartered Financial Analyst designation.

Wen-Tse Tseng has been with AllianceBernstein since 2006. Prior to joining the firm, he spent four years as the healthcare portfolio manager for the small-cap growth team at William D. Witter (the same team had previously managed assets for Weiss, Peck & Greer). He earned a BS from National Taiwan University, an MS in Molecular Genetics and Microbiology from Robert Wood Johnson Medical School-University of Medicine and Dentistry of New Jersey, and an MBA from Graziadio School of Business and Management at Pepperdine University.

David Yuen has been with AllianceBernstein since 1998. He earned a BS in Operations Research from Columbia University School of Engineering.

Samantha S. Lau, CFA. Senior Vice President, Portfolio Manager/Research Analyst. Prior to joining AllianceBernstein in 1999, Ms. Lau was responsible for covering small cap technology companies for INVESCO (NY) (formerly Chancellor Capital Management). Ms. Lau has a BS in Finance and Accounting from the Wharton School of the University of Pennsylvania. She has earned the right to use the Chartered Financial Analyst designation.

Christopher W. Marx. Mr. Marx joined AllianceBernstein in 1997 as a research analyst. He covered a variety of industries both domestically and internationally, including chemicals, food, supermarkets, beverages and tobacco. Mr. Marx earned an AB in Economics from Harvard, and an MBA from the Stanford Graduate School of Business.

Joseph Gerard Paul. Mr. Paul is Co-CIO of US Large Cap Value Equities and CIO of North American Value Equities. He is also the Global Head of Diversified Value Services and is responsible for product design research for diversified value services. Previously, he was CIO-Advanced Value Fund (1999-2009), CIO-Small and Mid-Cap Value (2002-2008), and Co-CIO-Real Estate Investments (2004-2008). He earned a BS from the University of Arizona and an MS from the Sloan School of Management of the Massachusetts Institute of Technology.

John D. Phillips, Jr., CFA. Mr. Phillips joined AllianceBernstein in 1994 and is a senior portfolio manager. He is also chairman of AllianceBernstein’s Proxy Voting Committee. Mr. Phillips earned a BA from Hamilton College and an MBA from Harvard University. He has also earned the right to use the Chartered Financial Analyst designation.

Wen-Tse Tseng. Mr. Tseng, Vice President and Portfolio Analyst/Manager, joined Alliance Bernstein in 2006 and is responsible for research and portfolio management for the US Small/SMD Cap Growth healthcare sector. Prior to joining the firm, he spent four years as the healthcare portfolio manager for the small-cap growth team at William D. Witter (the same team had previously managed assets for Weiss, Peck & Greer). Mr. Tseng holds a BS from National Taiwan University, an MS in Molecular Genetics and Microbiology from Robert Wood Johnson Medical School-University of Medicine and Dentistry of New Jersey, and an MBA from Graziadio School of Business and Management at Pepperdine University, Location: New York.

David Yuen. Mr. Yuen is Co-CIO of US Large Cap Value and CIO of the Advanced Value Fund. He has been the Director of Research for US Large Cap Value since early 2008. Previously, Mr. Yuen was the Director of Research for Emerging Markets Value since August 2002. Mr. Yuen earned a BS in operations research from Columbia University’s School of Engineering.

Sub-Advisor: American Century Investment Management, Inc. (“American Century”), American Century Tower, 4500 Main Street, Kansas City, MO 64111, was founded in 1958 and is a wholly owned subsidiary of American Century Companies, Inc.

The portfolio managers on the investment team are jointly and primarily responsible for the day-to-day management of the Fund.

Prescott LeGard has been with American Century since 1999. He earned BA degree in Economics from DePauw University. Mr. LeGard has earned the right to use the Chartered Financial Analyst designation.

Gregory J. Woodhams has been with American Century since 1997. He earned a Bachelor’s degree in Economics from Rice University and a Master’s degree in Economics from the University of Wisconsin at Madison. Mr. Woodhams has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Barrow, Hanley, Mewhinney & Strauss (“BHMS”), 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201, is an investment advisory firm that was founded in 1979 and is a wholly owned subsidiary of Old Mutual Asset Managers (US) LLC, which is a wholly owned subsidiary of Old Mutual plc.

James P. Barrow has been with BHMS since 1979. He earned a BS from the University of South Carolina.

Mark Giambrone has been with BHMS since 1998. He is a CPA and earned a BS in Accounting from Indiana University and an MBA from the University of Chicago.

Sub-Advisor: BlackRock Financial Management, Inc. (BlackRock”), 40 East 52nd Street, New York, New York 10022, a wholly-owned subsidiary of BlackRock, Holdco 2, Inc., which is a wholly owned subsidiary of BlackRock, Inc., as a registered investment advisor under the Advisers Act.

BlackRock applies a team approach to portfolio management of the Inflation Protection Fund.

Adam Bowman has been with BlackRock since 2005. Prior to joining BlackRock in 2005 he spent two years as an Analyst with Macroeconomic Advisers in the Monetary Policy Insights division. He earned a BA in Economics from the Miami University of Ohio.

Stuart Spodek has been with BlackRock since 1993. He earned a BS in Engineering from Princeton University.

Brian Weinstein has been with BlackRock since 2000. He earned a BA degree in History from the University of Pennsylvania.

Sub-Advisor: Brown Investment Advisory Incorporated (“Brown”), 901 South Bond Street, Suite 400, Baltimore, Maryland 21231, incorporated in 1995, is a wholly-owned subsidiary of Brown Investment Advisory & Trust Company, which is a wholly-owned subsidiary of Brown Advisory Holdings Incorporated.

Kenneth M. Stuzin has been with Brown since 1996. He earned a BA and an MBA from Columbia University. Mr.

Stuzin has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: ClearBridge Advisors, LLC (“ClearBridge”), 620 8th Avenue, New York, NY 10018, formed in 2005, is a wholly-owned subsidiary of Legg Mason, Inc.

Michael Kagan is lead portfolio manager for the mandate, along with Scott Glasser. As portfolio managers, they are aware of any and all activity in the portfolio, and share full authority for all purchase and sell decisions.

Scott Glasser joined ClearBridge in 2005 in connection with the Legg Mason/Citigroup transaction. Previously, Mr. Glasser was a Managing Director of Citigroup Global Markets, Inc. and served as a Portfolio Manager at Smith Barney Asset Management. He earned a BA from Middlebury College and an MBA from Pennsylvania State University.

Michael Kagan joined ClearBridge in 2005 in connection with the Legg Mason/Citigroup transaction. Previously, Mr. Kagan was a Managing Director of Citigroup Global Markets, Inc. and served as a Portfolio Manager at Salomon Brothers Asset Management. He earned a BA from Harvard College.

Sub-Advisor: Columbus Circle Investors (“CCI”), Metro Center, One Station Place, Stamford, CT 06902, founded in 1975, is an affiliate of PGI and a member of the Principal Financial Group.

For the LargeCap Growth Fund, Anthony Rizza is the lead portfolio manager, and Thomas J. Bisighini has responsibility for research and supports Mr. Rizza on the day-to-day management of the Fund.

For the MidCap Growth Fund, Clifford G. Fox is the lead portfolio manager and Michael Iacono is the assistant portfolio manager. Mr. Fox has the final decision making authority, but relies on Mr. Iacono as the analyst and researcher for stock ideas. Additionally, Mr. Iacono has the authority to execute trades in Mr. Fox’s absence.

Thomas J. Bisighini has been with CCI since 2004. He earned a BS from Bentley College and an MBA in Finance from Fordham University. Mr. Bisighini has earned the right to use the Chartered Financial Analyst designation.

Clifford G. Fox has been with CCI since 1992. He earned an MBA from the Stern School of Business, New York University and a BS from the Wharton School, University of Pennsylvania. Mr. Fox has earned the right to use the Chartered Financial Analyst designation.

Michael Iacono has been with CCI since 1997. He earned a BS from Boston College. Mr. Iacono is a Certified Public Accountant and has earned the right to use the Chartered Financial Analyst designation.

Anthony Rizza has been with CCI since 1991. He earned a BS in Business from the University of Connecticut.

Mr. Rizza has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Dimensional Fund Advisors LP (“Dimensional”), 1299 Ocean Avenue, Santa Monica, CA 90401, is a registered investment advisor organized in 1981.

Stephen A. Clark has been with Dimensional since 2001. He earned a BS from Bradley University and an MBA from the University of Chicago.

Sub-Advisor: Edge Asset Management, Inc. (“Edge”), 601 Union Street, Suite 2200, Seattle, WA 98101-1377, is an affiliate of Principal and a member of the Principal Financial Group. Edge has been in the business of investment management since 1944.

When more than one portfolio manager is identified as being responsible for the day-to-day portfolio management, the portfolio managers operate as a team, sharing authority, with no limitation on the authority of one portfolio manager in relation to another.

Charlie Averill will become a portfolio manager on January 1, 2010. Presently, he is a senior quantitative analyst and has worked at Edge since 1990. He earned a Bachelor’s degree in Economics from Reed College and a Master’s degree in Economics from Princeton University. Mr. Averill has earned the right to use the Chartered Financial Analyst designation.

Jill Cuniff, President of Edge, will also become a portfolio manager on January 1, 2010. Prior to becoming the President of Edge, Ms. Cuniff was the President of Morley Financial. She earned a Bachelor’s degree in Business Finance from Montana State University.

Philip M. Foreman has been with Edge since 2002. He earned a Bachelor’s degree in Economics from the University of Washington and an MBA from the University of Puget Sound. Mr. Foreman has earned the right to use the Chartered Financial Analyst designation.

John R. Friedl has been with Edge since 1998. He earned a BA in Communications and History from the University of Washington and a Master's degree in Finance from Seattle University. Mr. Friedl has earned the right to use the Chartered Financial Analyst designation.

Todd Jablonski has been with Edge since January 1, 2010. Previously, he was an Executive Director and Portfolio manager at UBS. Prior to that, he was the lead portfolio manager of US large cap strategies at Credit Suisse Asset

Management. He earned a Bachelors degree in Economics from the University of Virginia and an MBA with an emphasis in Quantitative Finance from New York University's Stern School of Business. Mr. Jablonski has earned the right to use the Chartered Financial Analyst designation.

Dirk Laschanzky has been with Edge since 2009. He earned a BA and an MBA, both in Finance, from the University of Iowa. Mr. Laschanzky has earned the right to use the Chartered Financial Analyst designation.

Scott Peterson has been with Edge since 2003. He earned a Bachelor’s degree in Mathematics from Brigham Young Univrsity and an MBA from New York University’s Stern School of Business Mr. Peterson has earned the right to use the Chartered Financial Analyst Designation.

David W. Simpson has been with Edge since 2003. He earned a Bachelor's degree from the University of Illinois and an MBA in Finance from the University of Wisconsin. Mr. Simpson has earned the right to use the Chartered Financial Analyst designation.

Joseph T. Suty has been with Edge since 2005. He earned a Bachelor's degree in Finance from the University of Detroit and an MBA in Finance from Stanford University. Mr. Suty has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Emerald Advisers, Inc. (“Emerald”), 1703 Oregon Pike Road, Suite 101, Lancaster, PA 17601, is a wholly owned subsidiary of Emerald Asset Management incorporated in 1991.

The portfolio managers work as a team. Each person has the authority to make buy and sell decisions for the portfolio. Each also has sector-specific research responsibilities as well.

Joseph W. Garner has been with Emerald since 1994. He earned a BA in Economics from Millersville University and an MBA from the Katz Graduate School of Business, University of Pittsburgh.

Peter J. Niedland has been with Emerald since 2009. Before joining Emerald, he was co-founder and portfolio manager for NS Investment Partners, LLC. Prior thereto, he served as research analyst and portfolio manager at Liberty Ridge Capital. Mr. Niedland earned a BS in Business Administration from the University of Richmond. He has also earned the right to use the Chartered Financial Analyst designation.

Kenneth G. Mertz II has been with Emerald since 1992. He earned a BA in Economics from Millersville University. Mr. Mertz has earned the right to use the Chartered Financial Analyst designation.

Stacey L. Sears has been with Emerald since 1991. She earned a BS in Business Administration from Millersville University and an MBA from Villanova University.

Sub-Advisor: Essex Investment Management Company, LLC (“Essex”), 125 High Street, 29th Floor, Boston, MA 02110, is a Boston-based management firm which specializes in growth equity investments.

Nancy B. Prial has been with Essex since 2004. She earned a BS in Electrical Engineering and a BA in Mathematics from Bucknell University. She also earned an MBA from Harvard Business School. Ms. Prial has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Goldman Sachs Asset Management, L.P. (“GSAM”), 2 Old Slip, New York, NY 10005, has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman, Sachs & Co.

The day-to-day portfolio management is shared by multiple portfolio managers. In each such case, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Andrew Alford has been with GSAM since 1998. He earned a BS in Information and computer Science from the University of California at Irvine and an MBA and Ph.D. from the Booth Graduate School of Business at the University of Chicago.

Dolores Bamford has been with GSAM since 2002. She earned a BA from Wellesley College and an MS from MIT Sloan School of Management. Ms. Bamford has earned the right to use the Chartered Financial Analyst designation.

Andrew Braun has been with GSAM since 1993. He earned a A in Economics from Harvard University and an MBA in Finance and Economics from the Stern School of Business at New York University.

Scott Carroll has been with GSAM since 2002. He earned a BS in Accounting from Northern Illinois University and an MBA from the University of Chicago Graduate School of Business. Mr. Carroll as earned the right to use the Chartered Financial Analyst designation.

Kent Daniel has been with GSAM since 2004. He earned a BS from the California Institute of Technology and an MBA and Ph.D. from UCLA.

Katinka Domotorffy has been with GSAM since 1998. She earned an BS from the University of Pennsylvania and an MS in Finance from the London School of Economics. Ms. Domotorffy has earned the right to use the Chartered Financial Analyst designation.

Sean Gallagher has been with GSAM since 2000. He earned a BS in Finance from Drexel University and an MBA in Finance and Accounting from Stern School of Business at New York University.

Sub-Advisor: J.P. Morgan Investment Management Inc. (“J.P. Morgan”), 245 Park Avenue, 3rd Floor, New York, NY 10167, is an SEC registered investment advisor and an indirect wholly owned subsidiary of JPMorgan Chase & Co.

The day-to-day portfolio management is shared by multiple portfolio managers. In each such case, except where noted below, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Christopher T. Blum has been with J.P. Morgan since 2001. He earned a BBA in Finance from Bernard M. Baruch School of Business. Mr. Blum has earned the right to use the Chartered Financial Analyst designation.

James E. Gibson has been with J.P. Morgan since 2005. He earned a BS in Finance from the University of Cincinnati College of Business Administration.

William J. Morgan has been with J.P. Morgan since 1984. He earned a BA in History from Kenyon College and an MBA from Xavier University.

Dennis S. Ruhl has been with J.P. Morgan since 1999. He earned BA degrees in Mathematics and Computer Science from Massachusetts Institute of Technology. Mr. Ruhl has earned the right to use the Chartered Financial Analyst designation.

James P. Shanahan, Jr. has been with J.P. Morgan since 2005. He earned a BA from Xavier University and a JD from the University of Cincinnati College of law.

Sub-Advisor: Jacobs Levy Equity Management, Inc. (“Jacobs Levy”), 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650, founded in 1986, is an independent equity manager, focused exclusively on the management of U.S. equity portfolios for institutional clients.

Principals, Bruce Jacobs and Kenneth Levy, jointly manage all portfolios and direct all firm research, and have done so since the firm’s inception.

Bruce I. Jacobs co-founded Jacobs Levy in 1986. He earned a BA from Columbia College, an MS in Operations Research and Computer Science from Columbia University, an MSIA from Carnegie Mellon University’s Graduate School of Industrial Administration, and an MA in Applied Economics and a Ph.D. in Finance from the University of Pennsylvania’s Wharton School.

Kenneth N. Levy co-founded Jacobs Levy in 1986. He earned a BA in Economics from Cornell University and an MBA and an MA in Business Economics from the University of Pennsylvania’s Wharton School. Mr. Levy has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Los Angeles Capital Management and Equity Research, Inc. (“L.A. Capital”), 11150 Santa Monica Boulevard, Suite 200, Los Angeles, CA 90025, is an independent, employee-owned firm.

The day-to-day portfolio management is shared by multiple portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

David R. Borger co-founded L.A. Capital in 2002. He earned a BA from the Wittenberg University and an MA and MBA from the University of Michigan. Mr. Borger has earned the right to use the Chartered Financial Analyst designation.

Christine M. Kugler has been with L.A. Capital since it was founded in 2002. She earned a BA from the University of California, Santa Barbara.

Stuart K. Matsuda co-founded L.A. Capital in 2002. He earned a BBA from the University of Hawaii and an MBA from California State University Northridge.

Hal W. Reynolds co-founded L.A. Capital in 2002. He earned a BA from the University of Virginia and an MBA from the University of Pittsburgh. Mr. Reynolds has earned the right to use the Chartered Financial Analyst designation.

Thomas D. Stevens co-founded L.A. Capital in 2002. He earned a BBA and MBA from the University of Wisconsin.

Mr. Stevens has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Mellon Capital Management Corporation (“Mellon Capital”), 500 Grant Street, Suite 4200, One Mellon Center, Pittsburgh, PA 15258. established in 1983, is an indirect wholly owned subsidiary of Bank of New York Mellon Corporation.

Mellon’s investment process is driven by the expected returns generated by their alpha model. On a day-to-day basis individual portfolio managers have access to the updated output of our Composite Alpha Ranking (CAR), an information rich ranking of securities by expected return, produced by our research team. Portfolios are constructed using a quantitative optimization process that incorporates CAR as the primary return input to the process. Portfolio management decisions are made on a team basis and are accomplished on a regular basis at periodic portfolio rebalance meetings. Members of the team are continually monitoring the portfolio analyzing current holdings for significant changes in price, ranking, or other significant news about individual holdings. The team works closely with the trading desk to assess liquidity issues and to provide the trading team with the necessary background on the goals and issues involved with each trade. The team's decisions are systematically implemented across all accounts managed to the same benchmark, subject to the approval of the portfolio manager specifically assigned to each account, who must confirm that each trade fits within the specific policy guidelines of each account.

Ronald P. Gala has been with Mellon Capital since 1993. He earned a BS in Business Administration from Duquesne University and an MBA in Finance from the University of Pittsburgh. Mr. Gala has earned the right to use the Chartered Financial Analyst designation.

Peter D. Goslin has been with Mellon Capital since 1999. He earned a BS in Finance from St. Vincent College and an MBA in Finance at the University of Notre Dame Graduate School of Business. Mr. Goslin has earned the right to use the Chartered Financial Analyst designation.

Adam T. Logan has been with Mellon Capital since 1999. He earned a BA in Finance from Westminster College and an MBA in Finance from the University of Pittsburgh. Mr. Logan has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Montag & Caldwell, Inc. (“M&C”), 3455 Peachtree Rd., NE, Suite 1200, Atlanta, Georgia 30326, is a registered investment adviser founded in 1945 which is a wholly-owned direct subsidiary of Fortis Bank SA/NV.

Mr. Canakaris leads the M&C Investment Policy Group, which as a team has overall responsibility for the security selection process of the Firm’s Large Cap Growth strategy.

Mr. Maxwell is the primary portfolio manager. In addition to handling the day-to-day management of the portfolio, he also participates in the security selection process for the Firm’s Large Cap Growth strategy.

Mr. Markwalter is the back-up portfolio manager for the Fund. He assists with the day-to-day management of the portfolio, and also participates in security selection process for the Firm’s LargeCap Growth strategy.

Ronald Canakaris has been with M&C since 1972. He earned a BS and BA from the University of Florida. He has earned the right to use the Chartered Financial Analyst designation.

Charles E. Markwalter has been with M&C since 1998. He earned a BA from Dartmouth College. Mr. Markwalter has earned the right to use the Chartered Financial Analyst designation.

Grover C. Maxwell III has been with M&C since 1988. He earned a BA from The University of the South, an MBA from Emory University. Mr. Maxwell has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Pacific Investment Management Company LLC (“PIMCO”), 840 Newport Center Drive, Newport Beach, CA 92660, was organized in 1971, is a limited liability company that is a majority owned subsidiary of Allianz Global Investors of America L.P., whose ultimate parent is Allianz SE.

William H. Gross is a founding partner of PIMCO. He earned a BA from Duke University and an MBA from Anderson School of Management at UCLA. Mr. Gross has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Principal Global Investors, LLC (“PGI”), 801 Grand Avenue, Des Moines, IA 50392, is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group

As reflected in the list below, the day-to-day portfolio management, for some funds, is shared by multiple portfolio managers. In each such case, except where noted in the Management of the Funds section, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Michael Ade has been with PGI since 2001. He earned a Bachelor's degree in Finance from the University of Wisconsin. Mr. Ade has earned the right to use the Chartered Financial Analyst designation.

William C. Armstrong has been with PGI since1992. He earned a Bachelor’s degree from Kearney State College and a Master’s degree from the University of Iowa. Mr. Armstrong has earned the right to use the Chartered Financial Analyst designation.

David M. Blake has been with PGI since 2000. He earned a Bachelor’s degree and an MBA from Saint Louis University. Mr. Blake has earned the right to use the Chartered Financial Analyst designation.

Paul H. Blankenhagen has been with PGI since 1992. He earned a Bachelor’s degree in Finance from Iowa State University and a Master’s degree from Drake University. Mr. Blankenhagen has earned the right to use the Chartered Financial Analyst designation.

Juliet Cohn has been with PGI since 2003. She earned a Bachelor's degree in Mathematics from Trinity College, Cambridge, England.

Craig Dawson has been with PGI since 1998. He earned a Bachelor’s degree in Finance and an MBA from the University of Iowa. Mr. Dawson has earned the right to use the Chartered Financial Analyst designation.

Mihail Dobrinov has been with PGI since 2002. He earned an MBA in Finance from the University of Iowa and a law degree from Sofia University, Bulgaria. Mr. Dobrinov has earned the right to use the Chartered Financial Analyst designation. (Mr. Dobrinov does not provide legal services on behalf of any of the member companies of the Principal Financial Group.)

Tim Dunbar has been with the Principal Financial Group since 1986. He earned a Bachelor's degree from Iowa State University.

Arild Holm has been with PGI since 2002. He earned a Bachelor’s degree in Management Sciences from the University of Manchester Institute of Science and Technology (England) and an MBA in Finance from the University of Colorado. Mr. Holm has earned the right to use the Chartered Financial Analyst designation.

Christopher Ibach has been with PGI since 2002. He earned a Bachelor’s degree in Electrical Engineering and an MBA in Finance from the University of Iowa. Mr. Ibach has earned the right to use the Chartered Financial Analyst designation.

Steven Larson, CFA. Mr. Larson, portfolio manager, joined PGI in 2001. He is responsible for co-managing PGI’s international growth portfolio as well as covering the utilities sector for core international portfolios. Mr. Larson earned a Bachelor’s degree from Drake University and an MBA in Finance from the University of Minnesota. He has earned the right to use the Chartered Financial Analyst designation.

Dirk Laschanzky has been with PGI since 1997. He earned a BA and an MBA, both in Finance, from the University of Iowa. Mr. Laschanzky has earned the right to use the Chartered Financial Analyst designation.

Thomas Morabito has been with PGI since 2000. He earned a BA in Economics from State University of New York and an MBA in Finance from Northeastern University. Mr. Morabito has earned the right to use the Chartered Financial Analyst designation.

K. William Nolin has been with PGI since1994. He earned a Bachelor’s degree in Finance from the University of Iowa and an MBA from the Yale School of Management. Mr. Nolin has earned the right to use the Chartered Financial Analyst designation.

Phil Nordhus has been with PGI since 1990. He earned a Bachelor’s degree in Economics from Kansas State University and an MBA from Drake University. Mr. Nordhus has earned the right to use the Chartered Financial Analyst designation.

John Pihlblad has been with PGI since 2000. He earned a BA from Westminster College. Mr. Pihlblad has earned the right to use the Chartered Financial Analyst designation.

Tracy Reeg has been with PGI since 1993. She earned a Bachelor’s degree in Finance from the University of Northern Iowa.

Michael L. Reynal has been with PGI since 2001. He earned a BA in History from Middlebury College, an MBA from the Amos Tuck School at Dartmouth College and an MA in History from Christ’s College at the University of Cambridge.

Alice Robertson has been with the Principal Financial Group since 1990. She earned a Bachelor’s degree in Economics from Northwestern University and a Master’s degree in Finance and Marketing from DePaul University.

Jeffrey A. Schwarte has been with PGI since 1993. He earned a Bachelor’s degree in Accounting from the University of Northern Iowa. Mr. Schwarte is a CPA and has earned the right to use the Chartered Financial Analyst designation.

Scott W. Smith has been with PGI since 1999. He earned a Bachelor’s degree in Finance from Iowa State University.

Timothy R. Warrick has been with PGI since 1990. He earned a Bachelor’s degree in Accounting and Economics from Simpson College and an MBA in Finance from Drake University. Mr. Warrick has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Principal Real Estate Investors, LLC (“Principal - REI”), 801 Grand Avenue, Des Moines, IA 50392, an indirect wholly owned subsidiary of Principal Life, an affiliate of Principal, and a member of the Principal Financial Group, was founded in 2000.

As reflected in the list below, the day-to-day portfolio management, for some funds, is shared by multiple portfolio managers. In each such case, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Kelly Rush has been with the real estate investment area for the firm since 1987. He earned a Bachelor’s degree in Finance and an MBA in Business Administration from the University of Iowa. Mr. Rush has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Pyramis Global Advisors, LLC (“Pyramis”), 900 Salem Street, Smithfield, RI 02917, was organized in 2005 and is a Fidelity Investments company.

Cesar E. Hernandez has been with Pyramis since _____________. He earned a BS from the Universidad Simon Bolivar and an MBA from Babson College. Mr. Hernandez has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Spectrum Asset Management, Inc. (“Spectrum”), 4 High Ridge Park, Stamford, CT 06905, founded in 1987, is an indirect subsidiary of Principal Life, an affiliate of PGI and a member of the Principal Financial Group. Spectrum was founded in 1987.

The day-to day portfolio management is shared by two portfolio managers. In each such case, except where noted in the Management of the Funds section, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

L. Phillip Jacoby has been with Spectrum since 1995. He earned a BS in Finance from Boston University.

Mark A. Lieb founded Spectrum in 1987. He earned a BA in Economics from Central Connecticut State University and an MBA in Finance from the University of Hartford.

Sub-Advisor: T. Rowe Price Associates, Inc. (“T. Rowe Price”), 100 East Pratt Street, Baltimore, MD 21202, a wholly owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company, has over 70 years of investment management experience.

Ms. Dopkin serves as a portfolio coordinator for the LargeCap Blend Fund II. Instead of making stock selection decisions, she is responsible for ensuring adherence to portfolio constraints and risk controls, along with managing inter-analyst activity. As the lead portfolio coordinator, Ms. Dopkin has ultimate accountability for the LargeCap Blend Fund II.

Anna M. Dopkin has been with T. Rowe Price since 1996. She earned a BS from the Wharton School of the University of Pennsylvania. Ms. Dopkin has earned the right to use the Chartered Financial Analyst designation.

Ann M. Holcomb has been with T. Rowe Price since 1996. She earned a BA in Mathematics from Goucher College and an MS in Finance from Loyola College. Ms. Holcomb has earned the right to use the Chartered Financial Analyst designation.

Robert W. Sharps has been with T. Rowe Price since 1997. He earned a BS in Accounting from Towson University and an MBA in Finance from the Wharton School, University of Pennsylvania. He has earned the right to use the Chartered Financial Analyst designation and the Certified Public Accountant accreditation.

Sub-Advisor: Thompson, Siegel & Walmsley LLC ("TS&W"), 6806 Paragon Place, Suite 300, Richmond, VA 23230, is a limited liability company and a SEC registered investment advisor founded in 1969. TS&W is a majority owned subsidiary of Old Mutual (US) Holdings Inc., a subsidiary of Old Mutual plc.

The portfolio managers operate as a team sharing authority and responsibility for the day-to-day management of the portfolio. There is no lead portfolio manager.

John (Jack) S. Pickler has been with TS&W since 2002. He earned a BS from the University of Virginia and an MBA from Wake Forest University. Mr. Pickler has earned the right to use the Chartered Financial Analyst designation.

Horace P. Whitworth has been with TS&W since 1986. He earned a BS In Commerce from the University of Virginia.

Mr. Whitworth has earned the right to use the Chartered Financial Analyst designation.

Charles (Chip) J. Wittmann has been with TS&W since 2004. He earned a BA in Business from Davidson College and an MBA from Duke University. Mr. Wittmann has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Turner Investment Partners, Inc. (“Turner”),1205 Westlakes Drive, Suite 100, Berwyn, PA 19312, formed in 1990, is an employee-owned investment management firm.

The day-to day portfolio management is shared by multiple portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Tara R. Hedlund has been with Turner since 2000. She earned a bachelor’s degree in Accountancy from Villanova University. Ms. Hedlund has earned the right to use the Chartered Financial Analyst designation.

Christopher K. McHugh is a co-founder of Turner. He earned a BS in Accounting from Philadelphia University and an MBA in Finance from St. Joseph’s University.

Jason D. Schrotberger has been with Turner since 2001. He earned a BA in Economics and an MBA in Finance from the University of Illinois. Mr. Schrotberger has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), One North Wacker, Chicago, IL 60606, is a Delaware corporation and SEC registered investment advisor. UBS Global AM is a wholly owned subsidiary of UBS AG and a member of the UBS Global Asset Management Division.

Thomas Cole, Thomas Digenan, and John Leonard are the members of the North American Equities investment management team primarily responsible for the day-to-day management of the LargeCap Value Fund I. Mr. Cole as the head of the investment management team leads the portfolio construction process and reviews the overall composition of the Fund's portfolio to ensure compliance with its stated investment objectives and strategies. Mr. Digenan, and Mr. Leonard work closely with Mr. Cole on portfolio construction and ensuring that Fund investment objectives are met.

Thomas M. Cole has been with UBS Global AM since 1985. He earned an MBA from the University of Wisconsin. Mr. Cole has earned the right to use the Chartered Financial Analyst designation.

Thomas J. Digenan has been with UBS Global AM since 2001. He was President of The UBS Funds from 1993 to 2001. He is a CPA and earned an MST from DePaul University. Mr. Digenan has earned the right to use the Chartered Financial Analyst designation.

John C. Leonard has been with UBS Global AM 1991. He earned an MBA from University of Chicago. Mr. Leonard has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Vaughan Nelson Investment Management, LP (“Vaughan Nelson”), 600 Travis Street, Suite 6300, Houston, Texas 77002, was founded in 1970 and is a wholly-owned affiliated under Natixis Global Asset Management.

The day-to day portfolio management is shared by two portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Chris D. Wallis has been with Vaughan Nelson since 1999. He earned a BBA in Accounting from Baylor University and an MBA from Harvard Business School. Mr. Wallis has earned the right to use the Chartered Financial Analyst designation.

Scott J. Weber has been with Vaughan Nelson since 2003. He earned a BS in Natural Resources from The University of the South and an MBA from Tulane University. Mr. Weber has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Westwood Management Corp. (“Westwood”), 200 Crescent Court, Suite 1200, Dallas, Texas 75201,a New York corporation formed in 1983, is a wholly owned subsidiary of Westwood Holdings Group, Inc.

The day-to-day portfolio management is shared by a portfolio management team. The portfolio management team participates in regular meetings during which investment ideas are discussed. Investment decisions are made by majority agreement of the portfolio management team. The team members with the most significant responsibility for the Fund's assets are listed below; the list does not include all members of the investment team.

Susan M. Byrne founded Westwood in 1983. She attended the University of California at Berkeley.

Mark R. Freeman has been with Westwood since 1999. He earned a BA in Economics from Millsaps College and an MS in Economics from Louisiana State University. Mr. Freeman has earned the right to use the Chartered Financial Analyst designation.

Scott D. Lawson has been with Westwood since 2003. He earned a BS in Economics from Texas Christian University and an MBA from St. Louis University. Mr. Lawson has earned the right to use the Chartered Financial Analyst designation.

Jay K. Singhania has been with Westwood since 2001. He earned a BBA in Finance from the University of Texas at Austin and participated in its MBA Undergraduate Financial Analyst Program, specializing in the Energy sector. Mr. Singhania has earned the right to use the Chartered Financial Analyst designation.

Kellie R. Stark has been with Westwood since 1992. She earned a BS in Finance and an MBA with an emphasis in Accounting from the University of Colorado at Boulder. Ms. Stark has earned the right to use the Chartered Financial Analyst designation.

The Sub-Sub-Advisors

Principal Global Investors, LLC (“PGI”) has entered into a sub-sub-advisory agreement for the Bond & Mortgage Securities Fund and High Quality Intermediate-Term Bond Fund. Under this agreement, the sub-sub-advisor has agreed to assume the obligations of PGI for a certain portion of the Funds’ assets. The sub-sub-advisor is paid a fee by PGI. Day-to-day management decisions concerning a portion of the Bond & Mortgage Securities Fund’s portfolio and the High Quality Intermediate-Term Bond Fund’s portfolio are made by Spectrum Asset Management, Inc. (“Spectrum”), which serves as sub-sub-advisor. See the discussion regarding Spectrum provided in connection with the Preferred Securities Fund for a description of the firm and the individuals who serve as portfolio managers.

Schroder Inc. and Principal have entered into a sub-sub-advisory agreement for the International Fund I. Under this agreement, Schroder Investment Management North America Limited ("Schroder Limited") has agreed to carry out the obligations of Schroder Inc. to manage the Fund’s assets. Day-to-day management decisions concerning the portion of the International Fund I’s portfolio allocated to Schroder Inc. are made by Schroder Limited. Schroder Inc. pays a fee to Schroder Limited.

Sub-Sub-Advisor: Schroder Investment Management North America Limited (“Schroder Limited”), 31 Gresham Street, London, United Kingdom EC2V 7QA, a US registered investment advisor.

The day-to-day portfolio management is shared by multiple portfolio managers. Ms. Virginie Maisonneuve is the lead portfolio manager.

Virginie Maisonneuve has been with Schroder since 2004. She earned a BA in Political Economy from Dauphine University, an MA in Mandarin Chinese from People's University (renda), Beijing, and an MBA, Ecole Superieure Libre des Sciences Commerciales Appliquees (ESLSCA). Ms. Maisonneuve has earned the right to use the Chartered Financial Analyst designation.

Simon Webber has been with Schroder since 1999. He earned a BSc (Hons) in Physics, University of Manchester.

Mr. Webber has earned the right to use the Chartered Financial Analyst designation.

Fees Paid to Principal

Each Fund pays Principal a fee for its services, which includes the fee Principal pays to the Sub-Advisor. The fee each Fund paid (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2008 was:

Bond & Mortgage Securities Fund	0.51%	Principal LifeTime 2010 Fund(2)	0.1225%(2)
Core Plus Bond Fund I	0.60%(1)	Principal LifeTime 2015 Fund	0.1225%(2)
Disciplined LargeCap Blend Fund	0.57%	Principal LifeTime 2020 Fund	0.1225%(2)
Diversified International Fund	0.87%	Principal LifeTime 2025 Fund	0.1225%(2)
Government & High Quality Bond Fund	0.50%	Principal LifeTime 2030 Fund	0.1225%(2)
High Quality Intermediate-Term Bond Fund	0.40%	Principal LifeTime 2035 Fund	0.1225%(2)
Inflation Protection Fund	0.40%	Principal LifeTime 2040 Fund	0.1225%(2)
International Emerging Markets Fund	1.19%	Principal LifeTime 2045 Fund	0.1225%(2)
International Fund I	1.08%	Principal LifeTime 2050 Fund	0.1225%(2)
International Growth Fund	0.97%	Principal LifeTime 2055 Fund	0.1225%(2)
LargeCap Blend Fund I	0.44%	Principal LifeTime Strategic Income Fund	0.1225%(2)
LargeCap Blend Fund II	0.74%	Real Estate Securities Fund	0.83%
LargeCap Growth Fund	0.62%	SAM Balanced Portfolio	0.32%
LargeCap Growth Fund I	0.73%	SAM Conservative Balanced Portfolio	0.32%
LargeCap Growth Fund II	0.93%	SAM Conservative Growth Portfolio	0.32%
LargeCap S&P 500 Index Fund	0.15%	SAM Flexible Income Portfolio	0.32%
LargeCap Value Fund	0.44%	SAM Strategic Growth Portfolio	0.32%
LargeCap Value Fund I	0.79%	Short-Term Bond Fund	0.40%
LargeCap Value Fund III	0.77%	SmallCap Blend Fund	0.75%
MidCap Blend Fund	0.64%	SmallCap Growth Fund	0.75%
MidCap Growth Fund	0.65%	SmallCap Growth Fund I	1.10%
MidCap Growth Fund III	0.99%	SmallCap Growth Fund II	1.00%
MidCap S&P 400 Index Fund	0.15%	SmallCap S&P 600 Index Fund	0.15%
MidCap Value Fund I	0.99%	SmallCap Value Fund	0.75%
MidCap Value Fund III	0.65%	SmallCap Value Fund I	1.00%
Money Market Fund	0.38%	SmallCap Value Fund II	1.00%

(1) Period from September 30, 2008 (date operations commenced) through October 31, 2008. The management fee is as follows: 0.60% on the first $500 million, 0.58% on the next $500 million, 0.56% on the next $500 million, 0.55% on the next $500 million, 0.53% on the next $500 million, and 0.50% on assets over $2.5 billion.

(2) Effective July 1, 2009, the management fee will be reduced to 0.03%.

A discussion regarding the basis for the Board of Directors approval of the management agreement with Principal and the sub-advisory agreements with each Sub-Advisor is available in the semi-annual report to shareholders for the period ended April 30, 2008 and in the annual report to shareholders for the fiscal year ended October 31, 2008.

The Fund operates as a Manager of Managers. Under an order received from the SEC, the Fund and Principal, may enter into and materially amend agreements with Sub-Advisors, other than those affiliated with Principal, without obtaining shareholder approval. For any Fund that is relying on that order, Principal may, without obtaining shareholder approval:

  hire one or more Sub-Advisors;
  change Sub-Advisors; and
  reallocate management fees between itself and Sub-Advisors.

Principal has ultimate responsibility for the investment performance of each Fund that utilizes a Sub-Advisor due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination, and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund’s sole initial shareholder before the Fund is available to the other purchasers, and the Fund states in its prospectus that it intends to rely on the order.

The shareholders of each of the Funds have approved the Fund’s reliance on the order; however, only the Core Plus Bond I, Inflation Protection, International I, LargeCap Blend I, LargeCap Blend II, LargeCap Growth I, LargeCap Growth II, LargeCap Value I, LargeCap Value III, MidCap Growth III, MidCap Value I, MidCap Value III, SmallCap Growth I, SmallCap Growth II, SmallCap Value I, and SmallCap Value II Funds intend to rely on the order.

PRICING OF FUND SHARES

Each Fund’s shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange (“NYSE”) is open (share prices are not calculated on the days on which the NYSE is closed for trading, generally New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/ Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas). The share price is determined as of the close of business of the NYSE (normally 3:00 p.m. Central Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price we calculate after we receive the order at our transaction processing center in Canton, Massachusetts. To process your purchase order on the day we receive it, we must receive the order (with complete information):

  on a day that the NYSE is open and
  prior to the close of trading on the NYSE (normally 3 p.m. Central Time).

Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.

If we receive an application or purchase request for a new mutual fund account or subsequent purchase into an existing account that is accompanied by a check and the application or purchase request does not contain complete information, we may hold the application (and check) for up to two business days while we attempt to obtain the necessary information. If we receive the necessary information within two business days, we will process the order using the next share price calculated. If we do not receive the information within two business days, the application and check will be returned to you.

For all Funds, except the Money Market Fund, the share price is calculated by:

  taking the current market value of the total assets of the Fund subtracting liabilities of the Fund
  dividing the remainder proportionately into the classes of the Fund subtracting the liability of each class
  dividing the remainder by the total number of shares outstanding for that class.

With respect to the Principal LifeTime Funds and SAM Portfolios, which invest in other registered investment company funds, each Fund's NAV is calculated based on the NAV of such other registered investment company funds in which the Fund invests.

The securities of the Money Market Fund are valued at amortized cost. The calculation procedure is described in the Statement of Additional Information.

NOTES:

• If market quotations are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Directors. Fair valuation pricing is subjective and creates the possibility that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.
• A Fund’s securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Generally, the values of foreign securities used in computing a
Fund’s NAV are the market quotations as of the close of the foreign market. Foreign securities and currencies are also converted to U.S. dollars using the exchange rate in effect at the close of the NYSE.
• Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the
NYSE is open. The Fund has adopted policies and procedures to “fair value” some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the
Fund’s NAV is calculated. Significant events can be specific to a single security or can include events that affect a particular foreign market or markets. A significant event can also include a general market movement in the
U.S. securities markets. If Principal believes that the market value of any or all of the foreign securities is materially affected by such an event, the securities will be valued, and the Fund’s NAV will be calculated, using the policy adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of

engaging in market timing or arbitrage transactions.

The trading of foreign securities generally or in a particular country or countries may not take place on all days the NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Fund may change on days when shareholders are unable to purchase or redeem shares.

  Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

FREQUENT PURCHASES AND REDEMPTIONS

The Funds are not designed for, and do not knowingly accommodate, frequent purchases and redemptions of fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.

Frequent purchases and redemptions pose a risk to the Funds because they may:

Disrupt the management of the Funds by:
forcing the Funds to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the Fund; and
causing unplanned portfolio turnover;
Hurt the portfolio performance of the Funds; and
Increase expenses of the Funds due to:
increased broker-dealer commissions and
increased recordkeeping and related costs.

Certain Funds may be at greater risk of harm due to frequent purchases and redemptions. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage.

The Funds have adopted procedures to “fair value” foreign securities under certain circumstances, which are intended, in part, to discourage excessive trading of shares of the Funds. The Board of Directors of the Fund has also adopted policies and procedures with respect to frequent purchases and redemptions of shares of the Funds. The Funds monitor shareholder trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. If we are not able to identify such excessive trading practices, the Funds and their shareholders may be harmed. The harm of undetected excessive trading in shares of the underlying Funds in which the Principal LifeTime Funds or Strategic Asset Management Portfolios invest could flow through to the Principal LifeTime Funds and Strategic Asset Management Portfolios as they would for any Fund shareholder. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.

The Funds have adopted an exchange frequency restriction, described above in “Exchange of Fund Shares” to limit excessive trading in fund shares.

DIVIDENDS AND DISTRIBUTIONS

Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses, and shareholder activity may differ from estimates; consequently, differences, if any, will be included in the calculation of subsequent dividends. The Funds pay their net investment income to shareholders of record on the business day prior to the payment date. The payment schedule is as follows:

  The Bond & Mortgage Securities, Government & High Quality Bond, Income, Inflation Protection, and Short-Term Bond Funds declare dividends of their daily net investment income each day their shares are priced. The Funds pay out their accumulated declared dividends monthly.
  The Money Market Fund declares dividends of all its daily net investment income each day its shares are priced. On the 20th day of each month (or the previous business day) the Fund will distribute its accumulated declared dividends. You may ask to have your dividends paid to you in cash. If you do not request cash payment, your dividend will be applied to purchase additional shares of the Fund monthly.
  The Preferred Securities Fund pays its net investment income monthly.

  The Core Plus Bond I, Equity Income, and Real Estate Securities Funds and the SAM Flexible Income, SAM Conservative Balanced, and SAM Balanced Portfolios each pay their net investment income quarterly in March, June, September, and December.
  The other Funds pay their net investment income annually in December.

For more details on the payment schedule, go to www.principal.com.

Net realized capital gains, if any, are distributed annually in December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.

The Money Market Fund does not seek to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.

Dividend and capital gains distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state, and local taxes. A Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

To the extent that distributions the Funds pay are derived from a source other than net income (such as a return of capital), a notice will be included in your quarterly statement pursuant to Section 19(a) of the Investment Company Act of 1940, as amended, and Rule 19a-1 disclosing the source of such distributions. Furthermore, such notices shall be posted monthly on our web site at www.principal.com. You may request a copy of all such notices, free of charge, by telephoning 1-800-547-7754. The amounts and sources of distributions included in such notices are estimates only and you should not rely upon them for purposes of reporting income taxes. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.

FUND ACCOUNT INFORMATION

Statements

Statements are sent each calendar quarter. The statements provide the number and value of shares owned by the plan, transactions during the quarter, dividends declared or paid, and other information.

Orders Placed by Intermediaries

Principal Funds may have an agreement with your intermediary, such as a broker-dealer, third party administrator, or trust company, that permits the intermediary to accept orders on behalf of the Fund until 3 p.m. Central Time. The agreement may include authorization for your intermediary to designate other intermediaries (“sub-designees”) to accept orders on behalf of the Fund on the same terms that apply to the intermediary. In such cases, if your intermediary or a sub-designee receives your order in correct form by 3 p.m. Central Time, transmits it to the Fund and pays for it in accordance with the agreement, the Fund will price the order at the next net asset value per share it computes after your intermediary or sub-designee received your order.

Note: The time at which the Fund prices orders and the time until which the Fund or your intermediary or sub-designee will accept orders may change in the case of an emergency or if the New York Stock Exchange closes at a time other than 3 p.m. Central Time.

Minimum Account Balance

The Principal Funds reserves the right to set a minimum and redeem all shares in the Fund if the value of a plan’s investments in the Fund is less than the minimum. Principal Funds has set the minimum at $2.5 million. The redemption proceeds would then be sent according to the directions of the appropriate plan fiduciary. If the Fund exercises this right, the plan sponsor will be notified that the redemption is going to be made. The plan will have

30 days to make an additional investment and bring plan assets up to the required minimum. The Fund reserves the right to change the minimum.

Reservation of Rights

The Principal Funds reserves the right to amend or terminate the special plans described in this prospectus. In addition, Principal Funds reserves the right to change the share classes described herein. Shareholders will be notified of any such action to the extent required by law.

Multiple Translations

This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

Procedures for Opening an Account

To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver’s license or other identifying documents.

If concerns arise with verification of your identity, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identify within 30 days of our receipt of your original purchase, the account(s) will be closed and redeemed in accordance with normal redemption procedures.

Financial Statements

Plans will receive annual financial statements for the Funds, audited by the Funds’ independent registered public accounting firm. Plans will also receive a semiannual financial statement that is unaudited.

PORTFOLIO HOLDINGS INFORMATION

A description of the Fund's policies and procedures with respect to disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information.

FINANCIAL HIGHLIGHTS

To be filed by amendment

To request a free copy of the latest annual or semiannual report for the Fund, you may telephone 1-800-547-7754.

APPENDIX A
Description of Bond Ratings:
Moody’s Investors Service, Inc. Rating Definitions:
Long-Term Obligation Ratings
Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised.
Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.
Aaa:	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.
Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
Ba:	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.
B:	Obligations rated B are considered speculative and are subject to high credit risk.
Caa:	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
NOTE: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa.
The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generate rating category.
SHORT-TERM NOTES: The four ratings of Moody’s for short-term notes are MIG 1, MIG 2, MIG 3, and MIG 4. MIG 1 denotes “best quality, enjoying strong protection from established cash flows.” MIG 2 denotes “high quality” with
“ample margins of protection.” MIG 3 notes are of “favorable quality but lacking the undeniable strength of the preceding grades.” MIG 4 notes are of “adequate quality, carrying specific risk for having protection and not distinctly or predominantly speculative.”
Description of Moody’s Commercial Paper Ratings:
Moody’s Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:
Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.
Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor’s Corporation’s Debt Ratings:

A Standard & Poor’s debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources Standard & Poor’s considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I.	Likelihood of default – capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.	Nature of and provisions of the obligation;

III.	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor’s rights.

AAA:	Debt rated “AAA” has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA:	Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest-
rated issues only in small degree.

A:	Debt rated “A” has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-
rated categories.

BBB:	Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

BB, B, CCC, CC: Debt rated “BB,” “B,” “CCC,” and “CC” is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.
“BB” indicates the lowest degree of speculation and “CC” the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
C:	The rating “C” is reserved for income bonds on which no interest is being paid.

D:	Debt rated “D” is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from “AA” to “B” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

NR:	Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy.

Standard & Poor’s, Commercial Paper Ratings

A Standard & Poor’s Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

A:	Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

A-1:	This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a “+” designation.

A-2:	Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated “A-1.”

A-3:	Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.

B:	Issues rated “B” are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

C:	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D:	This rating indicates that the issue is either in default or is expected to be in default upon maturity.

The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor’s by the issuer and obtained by Standard & Poor’s from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

Standard & Poor’s rates notes with a maturity of less than three years as follows:

SP-1:	A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a “+” designation.

SP-2:	A satisfactory capacity to pay principal and interest.

SP-3:	A speculative capacity to pay principal and interest.

ADDITIONAL INFORMATION

Additional information about the Fund (including the Fund’s policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information dated ______________, which is incorporated by reference into this prospectus. Additional information about the Funds’ investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year. The Statement of Additional Information and the Fund’s annual and semi annual reports can be obtained free of charge by writing Principal Funds, P.O. Box 8024, Boston, MA 02266-8024. In addition, the Fund makes its Statement of Additional Information and annual and semi annual reports available, free of charge, on our website www.principal.com. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-547-7754.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission’s internet site at http:// www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-0102.

The U.S. government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Money Market Fund will be able to maintain a stable share price of $1.00 per share.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

Principal Funds, Inc. SEC File 811-07572

PRINCIPAL FUNDS, INC.
(the "Fund")
Statement of Additional Information
dated ______________________, 2010

The ticker symbols for series and share classes are on the next two pages.

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Fund's prospectuses. These prospectuses, which we may amend from time to time, contain the basic information you should know before investing in the Fund. You should read this SAI for the A, B, C, J, Institutional, R-
1, R-2, R-3, R-4, and R-5 share classes together with the Fund's prospectuses dated ___________________________ for the A, B, C, J,
Institutional, R-1, R-2, R-3, R-4, and R-5 share classes.

For a free copy of the current prospectus or annual report, call 1-800-222-5852 or write:

For Class J shares:

Principal Funds
P.O. Box 55904
Boston, MA 02205

For other share classes:

Principal Funds
P.O. Box 8024
Boston, MA 02266-8024

The prospectuses for A, B, C, J, Institutional, R-1, R-2, R-3, R-4, and R-5 share classes may be viewed at
www.Principal.com.

Information incorporated by reference: to be filed by amendment.

Ticker Symbols for Principal Funds, Inc.
CLASSES
Fund Name	A	B	C	Institutional	J	R-1	R-2	R-3	R-4	R-5
Bond & Mortgage Securities	PRBDX	PROBX	PBMCX	PMSIX	PBMJX	PBOMX	PBMNX	PBMMX	PBMSX	PBMPX
California Municipal	SRCMX	SQCMX	SRCCX
Core Plus Bond I				PCBZX		PCBRX	PCBBX	PCIRX	PCBDX	PCBEX
Disciplined LargeCap Blend	PRMGX	PBABX	PDCCX	PILBX		PDSLX	PDCAX	PDAPX	PDCSX	PDPBX
Diversified International	PRWLX	PRBWX	PDNCX	PIIIX	PIIJX	PDVIX	PINNX	PINRX	PINLX	PINPX
Equity Income	PQIAX	PQUBX	PEUCX	PEIIX
Global Diversified Income	PGBAX		PGDCX	PGDIX
Global Real Estate Securities	POSAX		POSCX	POSIX
High Quality Intermediate-Term Bond				HUIIX	PHIJX	PHSIX	PHINX	PHIRX	PHISX	PHIPX
High Yield	CPHYX	CBHYX	CCHIX	PHYTX
High Yield I				PYHIX
Income	CMPIX	CMIBX	CNMCX	PIOIX	PIOJX
Inflation Protection	PITAX		PPOCX	PIPIX	PIPJX	PISPX	PBSAX	PIFPX	PIFSX	PBPPX
International Emerging Markets	PRIAX	PIEBX	PMKCX	PIEIX	PIEJX	PIXEX	PEASX	PEAPX	PESSX	PEPSX
International I				PINIX		PPISX	PSPPX	PRPPX	PUPPX	PTPPX
International Growth	PIRAX		PIRCX	PITIX	PITJX	PISGX	PITNX	PITMX	PITSX	PITPX
International Value I				PINZX
LargeCap Blend I	PBLCX	PBLBX	PPLGX	PLIIX	PPXJX	PAASX	PWPPX	PVPPX	PYPPX	PXPPX
LargeCap Blend II	PLRAX	PLDBX	PLFCX	PLBIX	PLBJX	PLBSX	PPZNX	PPZMX	PPZSX	PPZPX
LargeCap Growth	PRGWX	PRGBX	PLGCX	PGLIX	PGLJX	PLSGX	PCPPX	PLGPX	PEPPX	PDPPX
LargeCap Growth I	PGGAX	PBAGX	PLRCX	PLGIX	PLGJX	PCRSX	PPUNX	PPUMX	PPUSX	PPUPX
LargeCap Growth II	PLNAX		PLGRX	PPIIX	PPLJX	PDASX	PPTNX	PPTMX	PPTSX	PPTPX
LargeCap S&P 500 Index	PLSAX		PLICX	PLFIX	PSPJX	PLPIX	PLFNX	PLFMX	PLFSX	PLFPX
LargeCap Value	PCACX	PCCBX	PLUCX	PVLIX	PVLJX	PLSVX	PLVNX	PLVMX	PLVSX	PLVPX
LargeCap Value I				PVPIX		PVUAX	PABEX	PABDX	PAGBX	PAFBX
LargeCap Value III	PPVAX	PLVBX	PLLCX	PLVIX	PLVJX	PESAX	PPSNX	PPSFX	PPSSX	PPSRX
MidCap Blend	PEMGX	PRMBX	PMBCX	PCBIX	PMBJX	PMSBX	PMBNX	PMBMX	PMBSX	PMBPX
MidCap Growth				PGWIX	PMGJX	PMSGX	PGPPX	PFPPX	PIPPX	PHPPX
MidCap Growth III	PPMGX	PPGFX	POWCX	PPIMX	PPQJX	PHASX	PPQNX	PPQMX	PPQSX	PPQPX
MidCap S&P 400 Index				MPSIX	PMFJX	PMSSX	PMFNX	PMFMX	PMFSX	PMFPX
MidCap Value I	PVEAX	PVEBX	PVECX	PVMIX	PVEJX	PLASX	PABUX	PMPRX	PABWX	PABVX
MidCap Value III				PVUIX	PMCJX	PMSVX	PKPPX	PJPPX	PMPPX	PLPPX
Money Market	PCSXX	PMBXX	PPCXX	PVMXX	PMJXX	PASXX	PMVXX	PMRXX	PMSXX	PMPXX
Mortgage Securities	CMPGX	CBUGX	CCUGX	PMRIX	PMRJX	PMGRX	PFMRX	PRCMX	PMRDX	PMREX
Preferred Securities	PPSAX		PRFCX	PPSIX	PPSJX	PUSAX	PPRSX	PNARX	PQARX	PPARX
Principal Capital Appreciation	CMNWX	CMNBX	CMNCX	PWCIX
Principal LifeTime 2010	PENAX			PTTIX	PTAJX	PVASX	PTANX	PTAMX	PTASX	PTAPX
Principal LifeTime 2015				LTINX		LTSGX	LTASX	LTAPX	LTSLX	LTPFX
Principal LifeTime 2020	PTBAX	PLIBX		PLWIX	PLFJX	PWASX	PTBNX	PTBMX	PTBSX	PTBPX
Principal LifeTime 2025				LTSTX		LTSNX	LTADX	LTVPX	LTEEX	LTPDX
Principal LifeTime 2030	PTCAX	PTCBX		PMTIX	PLTJX	PXASX	PTCNX	PTCMX	PTCSX	PTCPX
Principal LifeTime 2035				LTIUX		LTANX	LTVIX	LTAOX	LTSEX	LTPEX

Ticker Symbols for Principal Funds, Inc.
CLASSES
Fund Name	A	B	C	Institutional	J	R-1	R-2	R-3	R-4	R-5
Principal LifeTime 2040	PTDAX	PTDBX		PTDIX	PTDJX	PYASX	PTDNX	PTDMX	PTDSX	PTDPX
Principal LifeTime 2045				LTRIX		LTRGX	LTRSX	LTRVX	LTRLX	LTRDX
Principal LifeTime 2050	PPEAX	PLTFX		PPLIX	PFLJX	PZASX	PTENX	PTERX	PTESX	PTEFX
Principal LifeTime 2055				LTFIX		LTFGX	LTFSX	LTFDX	LTFLX	LTFPX
Principal LifeTime Strategic Income	PALTX	PLTSX		PLSIX	PLSJX	PLAIX	PLSNX	PLSMX	PLSSX	PLSPX
Real Estate Securities	PRRAX	PRLEX	PRCEX	PIREX	PREJX	PRAEX	PRENX	PRERX	PRETX	PREPX
Short-Term Bond	PLTBX		PBOCX	SMBFX	PHSJX	PSSTX	PHSNX	PHSMX	PHSSX	PHSPX
Short-Term Income	SRHQX		STCCX	PSHIX
SmallCap Blend	PLLAX	PLLBX	PSMCX	PSLIX	PSBJX	PSABX	PSBNX	PSBMX	PSBSX	PSBPX
SmallCap Growth	PMAAX	PSCBX	PSOWX	SCPGX	PSGJX	PSAGX	PSARX	PSLPX	PVARX	PTARX
SmallCap Growth I				PGRTX	PSIJX	PNASX	PPNNX	PPNMX	PPNSX	PPNPX
SmallCap Growth II	PPSMX	PPSBX	PTOCX	PSIIX	PPMIX	PPASX	PPMNX	PPMMX	PPMSX	PPMPX
SmallCap S&P 600 Index				PSSIX	PSSJX	PSAPX	PSSNX	PSSMX	PSSSX	PSSPX
SmallCap Value	PSUAX	PSVBX	PSUCX	PVSIX	PSVJX	PSAVX	PSVNX	PSVMX	PSVSX	PSVPX
SmallCap Value I				PPKIX		PSASX	PPKNX	PPKMX	PPKSX	PPKPX
SmallCap Value II				PPVIX	PSMJX	PCPTX	PKARX	PJARX	PSTWX	PLARX
Strategic Asset Management Balanced
Portfolio	SABPX	SBBPX	SCBPX	PSBIX	PSAJX	PSBGX	PSBVX	PBAPX	PSBLX	PSBFX
Strategic Asset Management
Conservative Balanced Portfolio	SAIPX	SBIPX	SCIPX	PCCIX	PCBJX	PCSSX	PCNSX	PCBPX	PCBLX	PCBFX
Strategic Asset Management
Conservative Growth Portfolio	SAGPX	SBGPX	SCGPX	PCWIX	PCGJX	PCGGX	PCGVX	PCGPX	PCWSX	PCWPX
Strategic Asset Management Flexible
Income Portfolio	SAUPX	SBUPX	SCUPX	PIFIX	PFIJX	PFIGX	PFIVX	PFIPX	PFILX	PFIFX
Strategic Asset Management Strategic
Growth Portfolio	SACAX	SBCAX	SWHCX	PSWIX	PSWJX	PSGGX	PSGVX	PSGPX	PSGLX	PSGFX
Tax-Exempt Bond	PTEAX	PTBBX	PTBCX

Fund History	3
Description of the Funds’ Investments and Risks	7
Management	32
Control Persons and Principal Holders of Securities	40
Investment Advisory and Other Services	74
Multiple Class Structure	94
Intermediary Compensation	XX
Brokerage Allocation and Other Practices	99
Purchase and Redemption of Shares	113
Pricing of Fund Shares	114
Taxation of the Funds	115
Portfolio Holdings Disclosure	117
Proxy Voting Policies and Procedures	118
Financial Statements	119
Independent Registered Public Accounting Firm	119
General Information	119
Disclosure Regarding Portfolio Managers	120
Appendix A - Description of Bond Ratings	202
Appendix B - Proxy Voting Policies	205

FUND HISTORY

Principal Funds, Inc. ("the Registrant" or the "Fund") was organized as Principal Special Markets Fund, Inc. on January 28, 1993 as a Maryland corporation. The Fund changed its name to Principal Investors Fund, Inc. effective September 14, 2000. The Fund changed its name to Principal Funds, Inc. effective June 13, 2008.

The Articles of Incorporation have been amended from time to time.

• The Fund amended the articles on September 20, 2006 to add the California Insured Intermediate Municipal Fund, California Municipal Fund, Equity Income Fund I, High Yield Fund II, Income Fund, MidCap Stock Fund, Mortgage Securities Fund, Short-Term Income Fund, Strategic Asset Management Balanced Portfolio, Strategic Asset Management Conservative Balanced Portfolio, Strategic Asset Management Conservative Growth Portfolio, Strategic Asset Management Flexible Income Portfolio, Strategic Asset Management Strategic Growth Portfolio, Tax-Exempt Bond Fund I, and West Coast Equity Fund. The California Insured Intermediate Municipal Fund, California Municipal Fund, Equity Income Fund I, High Yield Fund II, Income Fund, MidCap Stock Fund, Mortgage Securities Fund, Short-Term Income Fund, Strategic Asset Management Balanced Portfolio, Strategic Asset Management Conservative Balanced Portfolio, Strategic Asset Management Conservative Growth Portfolio, Strategic Asset Management Flexible Income Portfolio, Strategic Asset Management Strategic Growth Portfolio, Tax-Exempt Bond Fund I, and West Coast Equity Fund are each successors to the following series of WM Trust I, WM Trust II, or WM Strategic Asset Management Portfolios, LLC, as of January 12, 2007.

Successor Fund	Predecessor Fund
California Insured Intermediate Municipal	California Insured Intermediate Municipal (WM Trust II)
California Municipal	California Municipal (WM Trust II)
Equity Income I	Equity Income (WM Trust I)
High Yield II	High Yield (WM Trust I)
Income	Income (WM Trust I)
MidCap Stock	MidCap Stock (WM Trust I)
Mortgage Securities	U.S. Government Securities (WM Trust I)
Short-Term Income	Short Term Income (WM Trust II)
Strategic Asset Management Portfolios	Strategic Asset Management Portfolios
Balanced Portfolio	(WM Strategic Asset Management Portfolios, LLC)
Conservative Balanced Portfolio	Balanced Portfolio
Conservative Growth Portfolio	Conservative Balanced Portfolio
Flexible Income Portfolio	Conservative Growth Portfolio
Strategic Growth Portfolio	Flexible Income Portfolio
Strategic Growth Portfolio
Tax-Exempt Bond I	Tax-Exempt Bond (WM Trust I)
West Coast Equity	West Coast Equity (WM Trust I)

Classes offered by each Fund are shown in the table below.

Share Class
Fund Name	A	B	C	J	R-1	R-2	R-3	R-4	R-5	Institutional
Bond & Mortgage Securities Fund	X	X	X	X	X	X	X	X	X	X
California Municipal Fund	X	X	X
Core Plus Bond Fund I					X	X	X	X	X	X
Disciplined LargeCap Blend	X	X	X		X	X	X	X	X	X
Diversified International Fund	X	X	X	X	X	X	X	X	X	X
Equity Income Fund	X	X	X		X	X	X	X	X	X
Global Diversified Income Fund	X		X							X
Global Real Estate Securities Fund	X		X							X
Government & High Quality Bond
Fund	X	X	X	X	X	X	X	X	X	X
High Quality Intermediate-Term
Bond Fund				X	X	X	X	X	X	X
High Yield Fund	X	X	X							X
High Yield Fund I										X
Income Fund	X	X	X	X	X	X	X	X	X	X
Inflation Protection Fund	X		X	X	X	X	X	X	X	X
International Emerging Markets
Fund	X	X	X	X	X	X	X	X	X	X
International Fund I					X	X	X	X	X	X
International Growth Fund	X		X	X	X	X	X	X	X	X
International Value Fund I										X
LargeCap Blend Fund I	X	X	X	X	X	X	X	X	X	X
LargeCap Blend Fund II	X	X	X	X	X	X	X	X	X	X
LargeCap Growth Fund	X	X	X	X	X	X	X	X	X	X
LargeCap Growth Fund I	X	X	X	X	X	X	X	X	X	X
LargeCap Growth Fund II	X		X	X	X	X	X	X	X	X
LargeCap S&P 500 Index Fund	X		X	X	X	X	X	X	X	X
LargeCap Value Fund	X	X	X	X	X	X	X	X	X	X
LargeCap Value Fund I					X	X	X	X	X	X
LargeCap Value Fund III	X	X	X	X	X	X	X	X	X	X
MidCap Blend Fund	X	X	X	X	X	X	X	X	X	X
MidCap Growth Fund				X	X	X	X	X	X	X
MidCap Growth Fund III	X	X	X	X	X	X	X	X	X	X
MidCap S&P 400 Index Fund				X	X	X	X	X	X	X
MidCap Value Fund I	X	X	X	X	X	X	X	X	X	X
MidCap Value Fund III				X	X	X	X	X	X	X
Money Market Fund	X	X	X	X	X	X	X	X	X	X
Preferred Securities Fund	X		X	X	X	X	X	X	X	X
Principal Capital Appreciation Fund	X	X	X		X	X	X	X	X	X
Principal LifeTime 2010 Fund	X			X	X	X	X	X	X	X
Principal LifeTime 2015 Fund					X	X	X	X	X	X
Principal LifeTime 2020 Fund	X	X		X	X	X	X	X	X	X
Principal LifeTime 2025 Fund					X	X	X	X	X	X
Principal LifeTime 2030 Fund	X	X		X	X	X	X	X	X	X
Principal LifeTime 2035 Fund					X	X	X	X	X	X
Principal LifeTime 2040 Fund	X	X		X	X	X	X	X	X	X
Principal LifeTime 2045 Fund					X	X	X	X	X	X
Principal LifeTime 2050 Fund	X	X		X	X	X	X	X	X	X
Principal LifeTime 2055 Fund					X	X	X	X	X	X
Principal LifeTime Strategic Income
Fund	X	X		X	X	X	X	X	X	X
Real Estate Securities Fund	X	X	X	X	X	X	X	X	X	X
SAM Balanced Portfolio	X	X	X	X	X	X	X	X	X	X
SAM Conservative Balanced
Portfolio	X	X	X	X	X	X	X	X	X	X
SAM Conservative Growth Portfolio	X	X	X	X	X	X	X	X	X	X
SAM Flexible Income Portfolio	X	X	X	X	X	X	X	X	X	X
SAM Strategic Growth Portfolio	X	X	X	X	X	X	X	X	X	X
Short-Term Bond Fund	X		X	X	X	X	X	X	X	X
Short-Term Income Fund	X		X							X
SmallCap Blend Fund	X	X	X	X	X	X	X	X	X	X
SmallCap Growth Fund	X	X	X	X	X	X	X	X	X	X

Share Class
Fund Name	A	B	C	J	R-1	R-2	R-3	R-4	R-5	Institutional
SmallCap Growth Fund I				X	X	X	X	X	X	X
SmallCap Growth Fund II	X	X	X	X	X	X	X	X	X	X
SmallCap S&P 600 Index Fund				X	X	X	X	X	X	X
SmallCap Value Fund	X	X	X	X	X	X	X	X	X	X
SmallCap Value Fund I					X	X	X	X	X	X
SmallCap Value Fund II				X	X	X	X	X	X	X
Tax-Exempt Bond Fund	X	X	X

Each class has different expenses. Because of these different expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase certain classes of shares, call Principal Funds at 1-800-222-5852.

DESCRIPTION OF THE FUNDS’ INVESTMENTS AND RISKS

The Fund is a registered, open-end management investment company, commonly called a mutual fund. The Fund consists of multiple investment portfolios which are referred to as "Funds." Each portfolio operates for many purposes as if it were an independent mutual fund. Each portfolio has its own investment objective, strategy, and management team. Each of the Funds is diversified except California Municipal Fund, Global Real Estate Securities Fund, Preferred Securities Fund, Real Estate Securities, and Tax-Exempt Bond Fund which are non-diversified.

Fund Policies

The investment objectives, investment strategies and the main risks of each Fund are described in the Prospectus. This Statement of Additional Information contains supplemental information about those strategies and risks and the types of securities the Sub-Advisor can select for each Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.

The composition of each Fund and the techniques and strategies that the Sub-Advisor may use in selecting securities will vary over time. A Fund is not required to use all of the investment techniques and strategies available to it in seeking its goals.

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation, resulting from market fluctuations or in a rating by a rating service, does not require elimination of any security from the portfolio.

The investment objective of each Fund and, except as described below as "Fundamental Restrictions," the investment strategies described in this Statement of Additional Information and the prospectuses are not fundamental and may be changed by the Board of Directors without shareholder approval. The Fundamental Restrictions may not be changed without a vote of a majority of the outstanding voting securities of the affected Fund. The Investment Company Act of 1940, as amended, ("1940 Act") provides that "a vote of a majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of 1) more than 50% of the outstanding shares or 2) 67% or more of the shares present at a meeting if more than 50% of the outstanding Fund shares are represented at the meeting in person or by proxy. Each share has one vote, with fractional shares voting proportionately. Shares of all classes of a Fund will vote together as a single class except when otherwise required by law or as determined by the Board of Directors.

With the exception of the diversification test required by the Internal Revenue Code, the Funds will not consider collateral held in connection with securities lending activities when applying any of the following fundamental restrictions or any other investment restriction set forth in each Fund's prospectus or Statement of Additional Information.

Bond & Mortgage Securities, California Municipal, Core Plus Bond I, Disciplined LargeCap Blend, Diversified
International, Equity Income, Global Diversified Income, Global Real Estate Securities, Government & High Quality
Bond, High Quality Intermediate-Term Bond, High Yield, High Yield I, Income, Inflation Protection, International
Emerging Markets, International Growth, International Value I, LargeCap Blend I, LargeCap Blend II, LargeCap
Growth, LargeCap Growth I, LargeCap Growth II, LargeCap S&P 500 Index, LargeCap Value, LargeCap Value I,
LargeCap Value III, MidCap Blend, MidCap Growth, MidCap Growth III, MidCap S&P 400 Index, MidCap Value I,
MidCap Value III, Money Market, Preferred Securities, Principal Capital Appreciation, Real Estate Securities, Short-
Term Bond, Short-Term Income, SmallCap Blend, SmallCap Growth, SmallCap Growth I, SmallCap Growth II,
SmallCap S&P 600 Index, SmallCap Value, SmallCap Value I, SmallCap Value II, and Tax-Exempt Bond Funds

Fundamental Restrictions
Each of the following numbered restrictions for the above-listed Funds is a matter of fundamental policy and may not be changed without shareholder approval. Each may not:

1)	Issue any senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.

2)	Invest in physical commodities or commodity contracts (other than foreign currencies), but it may purchase and sell financial futures contracts, options on such contracts, swaps, and securities backed by physical commodities.

3)	Invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate.

4)	Borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

5)	Make loans, except that the Fund may a) purchase and hold debt obligations in accordance with its investment objectives and policies, b) enter into repurchase agreements, and c) lend its portfolio securities without limitation against collateral (consisting of cash or liquid assets) equal at all times to not less than 100% of the value of the securities lent. This limit does not apply to purchases of debt securities or commercial paper.

6)	Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that this limitation shall apply only with respect to 75% of the total assets of the Fund. This restriction does not apply to the California Municipal, Global Real Estate Securities,
Preferred Securities, Real Estate Securities, or Tax-Exempt Bond Funds.

7)	Act as an underwriter of securities, except to the extent that the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

8)	Concentrate its investments in any particular industry, except that the Fund may invest up to 25% of the value of its total assets in a single industry, provided that, when the Fund has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities. This restriction applies to the LargeCap S&P 500 Index, MidCap S&P 400 Index, and
SmallCap S&P 600 Index Funds except to the extent that the related Index also is so concentrated. This restriction does not apply to the Global Diversified Income Fund, Global Real Estate Securities, Preferred Securities, or Real
Estate Securities Funds.

9)	Sell securities short (except where the Fund holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short). This restriction does not apply to the Core Plus
Bond Fund I.

Non-Fundamental Restrictions
Each of these Funds has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Fund's present policy to:

1)	Invest more than 15% (10% in the case of the Money Market Fund) of its net assets in illiquid securities and in repurchase agreements maturing in more than seven days except to the extent permitted by applicable law.

2)	Pledge, mortgage, or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put or call options, futures contracts, options on futures contracts, and over-the-counter swap contracts are not deemed to be pledges or other encumbrances.

3)	Invest in companies for the purpose of exercising control or management.

4)	Invest more than 25% (35% for High Yield and Preferred Securities Funds) of its assets in foreign securities, except that the Diversified International, Global Diversified Income, Global Real Estate Securities, International
Emerging Markets, International Growth, International Value I, and Money Market Funds each may invest up to
100% of its assets in foreign securities, the LargeCap S&P 500 Index, MidCap S&P 400 Index, and SmallCap S&P
600 Index Funds each may invest in foreign securities to the extent that the relevant index is so invested, and the
California Municipal, Government & High Quality Bond, and Tax-Exempt Bond Funds may not invest in foreign securities.

5)	Invest more than 5% of its total assets in real estate limited partnership interests (except the Global Diversified
Income, Global Real Estate Securities, and Real Estate Securities Funds).

6)	Acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation, or plan of reorganization. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.

Each Fund (except the California Municipal, Diversified International, Global Diversified Income, Income, Inflation
Protection, International Emerging Markets, International Growth, International Value I, Principal Capital Appreciation,
Short-Term Income and Tax-Exempt Bond Funds) has also adopted the non-fundamental policy, pursuant to SEC
Rule 35d-1, which requires it, under normal circumstances, to invest at least 80% of its net assets in the type of securities, industry or geographic region (as described in the prospectus) as suggested by the name of the Fund. The
Fund will provide 60-days notice to shareholders prior to implementing a change in this policy for the Fund.

The Tax-Exempt Bond Fund has also adopted a fundamental policy which requires it, under normal circumstances, to invest at least 80% of its net assets in investments, the income from which is exempt from federal income tax or so that at least 80% of the income the Fund distributes will be exempt from federal income tax.

The California Municipal Fund has adopted a fundamental policy that requires it, under normal circumstances, to invest at least 80% of its net assets in investments the income from which is exempt from federal income tax and
California state personal income tax or so that at least 80% of the income the Fund distributes will be exempt from federal income tax and California state personal income tax. The Fund also has adopted a non-fundamental policy that requires it, under normal circumstances, to invest at least 80% of its net assets in municipal obligations.

International Fund I

Fundamental Restrictions
Each of the following numbered restrictions for the above-listed Fund is a matter of fundamental policy and may not be changed without shareholder approval. The Fund may not:

1)	Issue any senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.

2)	With respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies) if, as a result, a) more than 5% of the Fund's total assets would be invested in the securities of that issuer or b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

3)	Borrow money, except as permitted under the 1940 Act, as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

4)	Act as an underwriter of securities, except to the extent that the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

5)	Concentrate its investments in any particular industry, except that the Fund may invest up to 25% of the value of its total assets in a single industry, provided that, when the Fund has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

6)	Invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate.

7)	Invest in physical commodities or commodity contracts (other than foreign currencies), but it may purchase and sell financial futures contracts, options on such contracts, swaps, and securities backed by physical commodities.

8)	Make loans, except that the Fund may a) purchase and hold debt obligations in accordance with its investment objectives and policies, b) enter into repurchase agreements, and c) lend its portfolio securities without limitation against collateral (consisting of cash or liquid assets) equal at all times to not less than 100% of the value of the securities loaned. This limit does not apply to purchases of debt securities or commercial paper.

Non-Fundamental Restrictions
The Fund has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to the Fund's present policy to:

1)	Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

2)	Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

3)	Purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

4)	Acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation, or plan of reorganization. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.

Principal LifeTime 2010, Principal LifeTime 2015, Principal LifeTime 2020, Principal LifeTime 2025, Principal LifeTime
2030, Principal LifeTime 2035, Principal LifeTime 2040, Principal LifeTime 2045, Principal LifeTime 2050, Principal
LifeTime 2055, and Principal LifeTime Strategic Income Funds and the Strategic Asset Management Portfolios
(Balanced, Conservative Balanced, Conservative Growth, Flexible Income, and Strategic Growth Portfolios)

Fundamental Restrictions
Each of the following numbered restrictions for the above-listed Funds is a matter of fundamental policy and may not be changed without shareholder approval. Each may not:

1)	Issue senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.

2)	Purchase or sell commodities or commodities contracts except that the Fund may invest in underlying funds that may purchase or write interest rate, currency, and stock and bond index futures contracts and related options thereon.

3)	Purchase or sell real estate or interests therein, although the Fund may purchase underlying funds which purchase securities of issuers that engage in real estate operations and securities secured by real estate or interests therein.

4)	Borrow money, except as permitted under the 1940 Act, as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

5)	Make loans, except that the Fund may a) purchase underlying funds which purchase and hold debt obligations and
b) enter into repurchase agreements. This limit does not apply to purchases of debt securities or commercial paper by the Fund or an underlying fund. For the purpose of this restriction, lending of fund securities by the underlying funds are not deemed to be loans.

6)	Act as an underwriter of securities, except to the extent that the Fund or an underlying fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

7)	Invest 25% or more of the value of its total assets in securities of issuers in any one industry except that the Fund will concentrate its investments in the mutual fund industry. This restriction does not apply to the Fund's investments in the mutual fund industry by virtue of its investments in the underlying funds. This restriction also does not apply to obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities.

8)	Sell securities short.

Non-Fundamental Restrictions
Each of these Funds has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Fund's present policy to:

1)	Pledge, mortgage, or hypothecate its assets, except to secure permitted borrowings. For the purpose of this restriction, collateral arrangements with respect to the writing of options by the underlying funds and collateral arrangements with respect to initial or variation margin for futures by the underlying funds are not deemed to be pledges of assets.

2)	Invest in companies for the purpose of exercising control or management.

Investment Strategies and Risks
Restricted Securities
Generally, restricted securities are not readily marketable because they are subject to legal or contractual restrictions upon resale. They are sold only in a public offering with an effective registration statement or in a transaction that is exempt from the registration requirements of the Securities Act of 1933. When registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security. If adverse market conditions were to develop during such a period, the Fund might obtain a less favorable price than existed when it decided to sell. Restricted securities and other securities not readily marketable are priced at fair value as determined in good faith by or under the direction of the Directors.

Each of the Funds has adopted investment restrictions that limit its investments in restricted securities or other illiquid securities up to 15% of its net assets (or, in the case of the Money Market Fund, 10%). The Directors have adopted procedures to determine the liquidity of Rule 4(2) short-term paper and of restricted securities under Rule 144A.
Securities determined to be liquid under these procedures are excluded from the preceding investment restriction.

Foreign Securities
Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on
U.S. exchanges.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of a Fund's assets is not invested and is earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a
Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political, or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a
Fund may also suffer losses due to nationalization, expropriation, or differing accounting practices and treatments.
Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility, or exchange rates could result in investment losses for a Fund.
Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to a Fund's investors.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. The Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

Investments in companies of developing (also called “emerging”) countries are subject to higher risks than investments in companies in more developed countries. These risks include:
• increased social, political, and economic instability;
• a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
• lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
• foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;

• relatively new capital market structure or market-oriented economy;
• the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
• restrictions that may make it difficult or impossible for the fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
• possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial and, in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Depositary Receipts
Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency.

The Funds that may invest in foreign securities may invest in:
• American Depositary Receipts ("ADRs") - receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. They are designed for use in U.S. securities markets.
• European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") - receipts typically issued by a foreign financial institution to evidence an arrangement similar to that of ADRs.

Depositary Receipts may be issued by sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities of underlying unsponsored programs, and there may not be a correlation between the availability of such information and the market value of the Depositary Receipts.

Securities of Smaller Companies
The Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than older companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies. Small company stocks may decline in price as large company stocks rise, or rise in price while larger company stocks decline. Investors should therefore expect the net asset value of the Fund that invests a substantial portion of its assets in small company stocks may be more volatile than the shares of a Fund that invests solely in larger company stocks.

Unseasoned Issuers
The Funds may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the companies' growth prospects.
As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

Spread Transactions, Options on Securities and Securities Indices, and Futures Contracts and Options on Futures
Contracts
The Funds (except the Principal LifeTime Funds and SAM Portfolios) may each engage in the practices described under this heading.

• Spread Transactions. Each Fund may purchase covered spread options. Such covered spread options are not presently exchange listed or traded. The purchase of a spread option gives the Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options can be used to protect each Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. The security covering the spread option is maintained in segregated accounts either with the Fund's custodian or on the Fund's records. The Funds do not consider a security covered by a spread option to be
"pledged" as that term is used in the Fund's policy limiting the pledging or mortgaging of assets.

• Options on Securities and Securities Indices. Each Fund may write (sell) and purchase call and put options on securities in which it invests and on securities indices based on securities in which the Fund invests. The Funds may engage in these transactions to hedge against a decline in the value of securities owned or an increase in the price of securities which the Fund plans to purchase, or to generate additional revenue.

• Writing Covered Call and Put Options. When a Fund writes a call option, it gives the purchaser of the option the right to buy a specific security at a specified price at any time before the option expires. When a Fund writes a put option, it gives the purchaser of the option the right to sell to the Fund a specific security at a specified price at any time before the option expires. In both situations, the Fund receives a premium from the purchaser of the option.

The premium received by a Fund reflects, among other factors, the current market price of the underlying security, the relationship of the exercise price to the market price, the time period until the expiration of the option and interest rates. The premium generates additional income for the Fund if the option expires unexercised or is closed out at a profit. By writing a call, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option, but it retains the risk of loss if the price of the security should decline. By writing a put, a Fund assumes the risk that it may have to purchase the underlying security at a price that may be higher than its market value at time of exercise.

The Funds write only covered options and comply with applicable regulatory and exchange cover requirements.
The Funds usually own the underlying security covered by any outstanding call option. With respect to an outstanding put option, each Fund deposits and maintains with its custodian or segregates on the Fund's records, cash, or other liquid assets with a value at least equal to the exercise price of the option.

Once a Fund has written an option, it may terminate its obligation before the option is exercised. The Fund executes a closing transaction by purchasing an option of the same series as the option previously written. The
Fund has a gain or loss depending on whether the premium received when the option was written exceeds the closing purchase price plus related transaction costs.

• Purchasing Call and Put Options. When a Fund purchases a call option, it receives, in return for the premium it pays, the right to buy from the writer of the option the underlying security at a specified price at any time before the option expires. A Fund purchases call options in anticipation of an increase in the market value of securities that it intends ultimately to buy. During the life of the call option, the Fund is able to buy the underlying security at the exercise price regardless of any increase in the market price of the underlying security. In order for a call option to result in a gain, the market price of the underlying security must exceed the sum of the exercise price, the premium paid, and transaction costs.

When a Fund purchases a put option, it receives, in return for the premium it pays, the right to sell to the writer of the option the underlying security at a specified price at any time before the option expires. A Fund purchases put options in anticipation of a decline in the market value of the underlying security. During the life of the put option, the Fund is able to sell the underlying security at the exercise price regardless of any decline in the market price of the underlying security. In order for a put option to result in a gain, the market price of the underlying security must decline, during the option period, below the exercise price enough to cover the premium and transaction costs.

Once a Fund purchases an option, it may close out its position by selling an option of the same series as the option previously purchased. The Fund has a gain or loss depending on whether the closing sale price exceeds the initial purchase price plus related transaction costs.

• Options on Securities Indices. Each Fund may purchase and sell put and call options on any securities index based on securities in which the Fund may invest. Securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. The Funds engage in transactions in put and call options on securities indices for the same purposes as they engage in transactions in options on securities. When a Fund writes call options on securities indices, it holds in its portfolio underlying securities which, in the judgment of the Sub-Advisor, correlate closely with the securities index and which have a value at least equal to the aggregate amount of the securities index options.

• Risks Associated with Option Transactions. An option position may be closed out only on an exchange that provides a secondary market for an option of the same series. The Funds generally purchase or write only those options for which there appears to be an active secondary market. However, there is no assurance that a liquid secondary market on an exchange exists for any particular option, or at any particular time. If a Fund is unable to effect closing sale transactions in options it has purchased, it has to exercise its options in order to realize any profit and may incur transaction costs upon the purchase or sale of underlying securities. If a Fund is unable to effect a closing purchase transaction for a covered option that it has written, it is not able to sell the underlying securities, or dispose of the assets held in a segregated account, until the option expires or is exercised. A Fund's ability to terminate option positions established in the over-the-counter market may be more limited than for exchange-
traded options and may also involve the risk that broker-dealers participating in such transactions might fail to meet their obligations.

• Futures Contracts and Options on Futures Contracts. Each Fund may purchase and sell financial futures contracts and options on those contracts. Financial futures contracts are commodities contracts based on financial instruments such as U.S. Treasury bonds or bills or on securities indices such as the S&P 500 Index. Futures contracts, options on futures contracts, and the commodity exchanges on which they are traded are regulated by the Commodity Futures Trading Commission. Through the purchase and sale of futures contracts and related options, a Fund may seek to hedge against a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase. Each Fund may enter into futures contracts and related options transactions both for hedging and non-hedging purposes.

• Futures Contracts. When a Fund sells a futures contract based on a financial instrument, the Fund is obligated to deliver that kind of instrument at a specified future time for a specified price. When a Fund purchases that kind of contract, it is obligated to take delivery of the instrument at a specified time and to pay the specified price. In most instances, these contracts are closed out by entering into an offsetting transaction before the settlement date. The
Fund realizes a gain or loss depending on whether the price of an offsetting purchase plus transaction costs are less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase plus transaction costs. Although the Funds usually liquidate futures contracts on financial instruments, by entering into an offsetting transaction before the settlement date, they may make or take delivery of the underlying securities when it appears economically advantageous to do so.

A futures contract based on a securities index provides for the purchase or sale of a group of securities at a specified future time for a specified price. These contracts do not require actual delivery of securities but result in a cash settlement. The amount of the settlement is based on the difference in value of the index between the time the contract was entered into and the time it is liquidated (at its expiration or earlier if it is closed out by entering into an offsetting transaction).

When a Fund purchases or sells a futures contract, it pays a commission to the futures commission merchant through which the Fund executes the transaction. When entering into a futures transaction, the Fund does not pay the execution price, as it does when it purchases a security, or a premium, as it does when it purchases an option.
Instead, the Fund deposits an amount of cash or other liquid assets (generally about 5% of the futures contract amount) with its futures commission merchant. This amount is known as "initial margin." In contrast to the use of margin account to purchase securities, the Fund's deposit of initial margin does not constitute the borrowing of money to finance the transaction in the futures contract. The initial margin represents a good faith deposit that helps assure the Fund's performance of the transaction. The futures commission merchant returns the initial margin to the Fund upon termination of the futures contract if the Fund has satisfied all its contractual obligations.

Subsequent payments to and from the futures commission merchant, known as "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates, a process known as "marking to market."
The fluctuations make the long or short positions in the futures contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made. Any additional cash is required to be paid to or released by the broker and the Fund realizes a loss or gain.

In using futures contracts, the Fund may seek to establish more certainly, than would otherwise be possible, the effective price of or rate of return on portfolio securities or securities that the Fund proposes to acquire. A Fund, for example, sells futures contracts in anticipation of a rise in interest rates that would cause a decline in the value of its debt investments. When this kind of hedging is successful, the futures contract increases in value when the
Fund's debt securities decline in value and thereby keeps the Fund's net asset value from declining as much as it otherwise would. A Fund may also sell futures contracts on securities indices in anticipation of or during a stock market decline in an endeavor to offset a decrease in the market value of its equity investments. When a Fund is not fully invested and anticipates an increase in the cost of securities it intends to purchase, it may purchase financial futures contracts. When increases in the prices of equities are expected, a Fund may purchase futures contracts on securities indices in order to gain rapid market exposure that may partially or entirely offset increases in the cost of the equity securities it intends to purchase.

• Options on Futures Contracts. The Funds may also purchase and write call and put options on futures contracts. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a long position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a short position), for a specified exercise price, at any time before the option expires.

Upon the exercise of a call, the writer of the option is obligated to sell the futures contract (to deliver a long position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a short position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. However, as with the trading of futures, most options are closed out prior to their expiration by the purchase or sale of an offsetting option at a market price that reflects an increase or a decrease from the premium originally paid. Options on futures can be used to hedge substantially the same risks addressed by the direct purchase or sale of the underlying futures contracts. For example, if a Fund anticipates a rise in interest rates and a decline in the market value of the debt securities in its portfolio, it might purchase put options or write call options on futures contracts instead of selling futures contracts.

If a Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. But in contrast to a futures transaction, the purchase of an option involves the payment of a premium in addition to transaction costs. In the event of an adverse market movement, however, the Fund is not subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs.

When a Fund writes an option on a futures contract, the premium paid by the purchaser is deposited with the
Fund's custodian. The Fund must maintain with its futures commission merchant all or a portion of the initial margin requirement on the underlying futures contract. It assumes a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. Subsequent payments to and from the futures commission merchant, similar to variation margin payments, are made as the premium and the initial margin requirements are marked to market daily. The premium may partially offset an unfavorable change in the value of portfolio securities, if the option is not exercised, or it may reduce the amount of any loss incurred by the Fund if the option is exercised.

• Risks Associated with Futures Transactions. There are a number of risks associated with transactions in futures contracts and related options. A Fund's successful use of futures contracts is subject to the ability of the Sub-
Advisor to predict correctly the factors affecting the market values of the Fund's portfolio securities. For example, if a Fund is hedged against the possibility of an increase in interest rates which would adversely affect debt securities held by the Fund and the prices of those debt securities instead increases, the Fund loses part or all of the benefit of the increased value of its securities it hedged because it has offsetting losses in its futures positions. Other risks include imperfect correlation between price movements in the financial instrument or securities index underlying the futures contract, on the one hand, and the price movements of either the futures contract itself or the securities held by the Fund, on the other hand. If the prices do not move in the same direction or to the same extent, the transaction may result in trading losses.

Prior to exercise or expiration, a position in futures may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the relevant contract market. The Fund enters into a futures contract or related option only if there appears to be a liquid secondary market. There can be no assurance, however, that such a liquid secondary market exists for any particular futures contract or related option at any specific time. Thus, it may not be possible to close out a futures position once it has been established. Under such circumstances, the Fund continues to be required to make daily cash payments of variation margin in the event of adverse price movements. In such situations, if the Fund has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to perform under the terms of the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Fund's ability effectively to hedge its portfolio.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no more trades may be made on that day at a price beyond that limit.
The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

• Limitations on the Use of Futures and Options on Futures Contracts. Each Fund intends to come within an exclusion from the definition of "commodity pool operator" provided by Commodity Futures Trading Commission regulations.

Each Fund may enter into futures contracts and related options transactions, for hedging purposes and for other appropriate risk management purposes, and to modify the Fund's exposure to various currency, equity, or fixed-
income markets. Each Fund may engage in speculative futures trading. When using futures contracts and options on futures contracts for hedging or risk management purposes, each Fund determines that the price fluctuations in the contracts and options are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. In pursuing traditional hedging activities, each Fund may sell futures contracts or acquire puts to protect against a decline in the price of securities that the Fund owns. Each Fund may purchase futures contracts or calls on futures contracts to protect the Fund against an increase in the price of securities the Fund intends to purchase before it is in a position to do so.

When a Fund purchases a futures contract, or purchases a call option on a futures contract, it segregates portfolio assets, which must be liquid and marked to the market daily, in a segregated account. The amount so segregated plus the amount of initial margin held for the account of its futures commission merchant equals the market value of the futures contract.

With respect to futures contracts that are not legally required to “cash settle,” a Fund may cover the open position by setting aside or “earmarking” liquid assets in an amount equal to the market value of the futures contract. With respect to futures that are required to “cash settle,” however, a Fund is permitted to set aside or “earmark” liquid assets in an amount equal to the Fund’s daily marked to market (net) obligation, if any (in other words, the Fund’s daily net liability, if any) rather than the market value of the futures contract. By setting aside or “earmarking” assets equal to only its net obligation under cash-settled futures, a Fund will have the ability to utilize these contracts to a greater extent than if the Fund were required to segregate or “earmark” assets equal to the full market value of the futures contract.

High-Yield/High-Risk Bonds
The Bond & Mortgage Securities, Core Plus Bond Fund I, Equity Income, Global Diversified Income, High Yield, High
Yield I, Income, Inflation Protection, Principal Capital Appreciation, Short-Term Bond, Short-Term Income, and Tax-
Exempt Bond Funds each may invest a portion of its assets in bonds that are rated below investment grade (i.e., bonds rated BB or lower by Standard & Poor's Ratings Services or Ba or lower by Moody's Investors Service, Inc. or if unrated, determined to be of comparable quality (commonly known as "junk bonds")) . Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income and could expect a decline in the market value of the bonds so affected. The Bond & Mortgage Securities, Core Plus Bond I, Equity Income, High
Quality Intermediate-Term Bond, High Yield, Income, Principal Capital Appreciation, Short-Term Bond, and Short-
Term Income Funds may also invest in unrated bonds of foreign and domestic issuers. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the expense of obtaining a rating. The
Sub-Advisor will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated bonds. Unrated bonds will be included in the limitation each Fund has with regard to high yield bonds unless the Sub-Advisor deems such securities to be the equivalent of investment grade bonds.

Mortgage- and Asset-Backed Securities
The yield characteristics of the mortgage- and asset-backed securities in which the Funds may invest differ from those of traditional debt securities. Among the major differences are that the interest and principal payments are made more frequently on mortgage- and asset-backed securities (usually monthly) and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Fund purchases those securities at a premium, a prepayment rate that is faster than expected will reduce their yield, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield. If the Fund purchases these securities at a discount, faster than expected prepayments will increase their yield, while slower than expected prepayments will reduce their yield. Amounts available for reinvestment by the Fund are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.

In general, the prepayment rate for mortgage-backed securities decreases as interest rates rise and increases as interest rates fall. However, rising interest rates will tend to decrease the value of these securities. In addition, an increase in interest rates may affect the volatility of these securities by effectively changing a security that was considered a short-term security at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or medium-term securities.

The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for
U.S. government mortgage-backed securities. A collateralized mortgage obligation may be structured in a manner that provides a wide variety of investment characteristics (yield, effective maturity, and interest rate sensitivity). As market conditions change, and especially during periods of rapid market interest rate changes, the ability of a collateralized mortgage obligation to provide the anticipated investment characteristics may be greatly diminished. Increased market volatility and/or reduced liquidity may result.

Inflation-Indexed Bonds
The Funds may invest in inflation-indexed bonds or inflation protected debt securities, which are fixed income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S.

Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a semi-annual coupon. Inflation-indexed securities issued by the U.S. Treasury (Treasury Inflation Protected Securities or TIPS) have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers
(CPI-U), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Real Estate Investment Trusts (“REITs”)
REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. U.S. REITs are allowed to eliminate corporate level federal tax so long as they meet certain requirements of the Internal Revenue Code. Foreign REITs ("REIT-like") entities may have similar tax treatment in their respective countries. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are not diversified, are dependent upon management skill, are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act. In addition, foreign REIT-like entities will be subject to foreign securities risks. (See "Foreign Securities")

Zero-Coupon Securities
The Funds may invest in zero-coupon securities. Zero-coupon securities have no stated interest rate and pay only the principal portion at a stated date in the future. They usually trade at a substantial discount from their face (par) value.
Zero-coupon securities are subject to greater market value fluctuations in response to changing interest rates than debt obligations of comparable maturities that make distributions of interest in cash.

Master Limited Partnerships
An MLP is an entity that is generally taxed as a partnership for federal income tax purposes and that derives each year at least 90% of its gross income from “Qualifying Income”. Qualifying Income includes interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from commodities or commodity futures, and income and gain from mineral or natural resources activities that generate Qualifying Income. MLP interests (known as units) are traded on securities exchanges or over-the-counter. An MLP's organization as a partnership and compliance with the Qualifying Income rules generally eliminates federal tax at the entity level.

An MLP has one or more general partners (who may be individuals, corporations, or other partnerships) which manage the partnership, and limited partners, which provide capital to the partnership but have no role in its management. Typically, the general partner is owned by company management or another publicly traded sponsoring corporation. When an investor buys units in an MLP, the investor becomes a limited partner.

The business of MLPs is affected by supply and demand for energy commodities because most MLPs derive revenue and income based upon the volume of the underlying commodity produced, transported, processed, distributed, and/
or marketed. Pipeline MLPs have indirect commodity exposure to oil and gas price volatility because, although they do not own the underlying energy commodity, the general level of commodity prices may affect the volume of the commodity the MLP delivers to its customers and the cost of providing services such as distributing natural gas liquids.
The MLP industry in general could be hurt by market perception that MLP's performance and valuation are directly tied to commodity prices.

Pipeline MLPs are common carrier transporters of natural gas, natural gas liquids (primarily propane, ethane, butane and natural gasoline), crude oil or refined petroleum products (gasoline, diesel fuel and jet fuel). Pipeline MLPs also may operate ancillary businesses such as storage and marketing of such products. Pipeline MLPs derive revenue from capacity and transportation fees. Historically, pipeline output has been less exposed to cyclical economic forces due to its low cost structure and government-regulated nature. In addition, most pipeline MLPs have limited direct commodity price exposure because they do not own the product being shipped.

Processing MLPs are gatherers and processors of natural gas as well as providers of transportation, fractionation and storage of natural gas liquids (“NGLs”). Processing MLPs derive revenue from providing services to natural gas producers, which require treatment or processing before their natural gas commodity can be marketed to utilities and other end user markets. Revenue for the processor is fee based, although it is not uncommon to have some participation in the prices of the natural gas and NGL commodities for a portion of revenue.

Propane MLPs are distributors of propane to homeowners for space and water heating. Propane MLPs derive revenue from the resale of the commodity on a margin over wholesale cost. The ability to maintain margin is a key to profitability. Propane serves approximately 3% of the household energy needs in the United States, largely for homes beyond the geographic reach of natural gas distribution pipelines. Approximately 70% of annual cash flow is earned during the winter heating season (October through March). Accordingly, volumes are weather dependent, but have utility type functions similar to electricity and natural gas.

MLPs operating interstate pipelines and storage facilities are subject to substantial regulation by the Federal Energy
Regulatory Commission (“FERC”), which regulates interstate transportation rates, services and other matters regarding natural gas pipelines including: the establishment of rates for service; regulation of pipeline storage and liquified natural gas facility construction; issuing certificates of need for companies intending to provide energy services or constructing and operating interstate pipeline and storage facilities; and certain other matters. FERC also regulates the interstate transportation of crude oil, including: regulation of rates and practices of oil pipeline companies; establishing equal service conditions to provide shippers with equal access to pipeline transportation; and
establishment of reasonable rates for transporting petroleum and petroleum products by pipeline.

Securities Lending
All Funds may lend their portfolio securities. None of the Funds will lend its portfolio securities if as a result the aggregate of such loans made by the Fund would exceed the limits established by the 1940 Act. Portfolio securities may be lent to unaffiliated broker-dealers and other unaffiliated qualified financial institutions provided that such loans are callable at any time on not more than five business days' notice and that cash or other liquid assets equal to at least 100% of the market value of the securities loaned, determined daily, is deposited by the borrower with the Fund and is maintained each business day. While such securities are on loan, the borrower pays the Fund any income accruing thereon. The Fund may invest any cash collateral, thereby earning additional income, and may receive an agreed-upon fee from the borrower. Borrowed securities must be returned when the loan terminates. Any gain or loss in the market value of the borrowed securities that occurs during the term of the loan belongs to the Fund and its shareholders. A Fund pays reasonable administrative, custodial, and other fees in connection with such loans and may pay a negotiated portion of the interest earned on the cash or government securities pledged as collateral to the borrower or placing broker. A Fund does not normally retain voting rights attendant to securities it has lent, but it may call a loan of securities in anticipation of an important vote.

Short Sales
The Core Plus Bond Fund I may engage in “short sales.” A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. The Fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Each Fund, other than the Principal LifeTime Funds and the SAM Portfolios, may engage in “short sales against the box.” This technique involves selling either a security owned by the Fund, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. A Fund may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities.
If the value of the securities sold short increases prior to the scheduled delivery date, a Fund loses the opportunity to participate in the gain.

Forward Foreign Currency Exchange Contracts
The Funds may, but are not obligated to, enter into forward foreign currency exchange contracts. Currency transactions include forward currency contracts and exchange listed or over-the-counter options on currencies. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a specified future date at a price set at the time of the contract.

The typical use of a forward contract is to "lock in" the price of a security in U.S. dollars or some other foreign currency which a Fund is holding in its portfolio. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in the underlying security transactions, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the
U.S. dollar or other currency which is being used for the security purchase and the foreign currency in which the security is denominated in or exposed to during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

The Sub-Advisor also may from time to time utilize forward contracts for other purposes. For example, they may be used to hedge a foreign security held in the portfolio or a security which pays out principal tied to an exchange rate between the U.S. dollar and a foreign currency, against a decline in value of the applicable foreign currency. They also may be used to lock in the current exchange rate of the currency in which those securities anticipated to be purchased are denominated in or exposed to. At times, a Fund may enter into "cross-currency" hedging transactions involving currencies other than those in which securities are held or proposed to be purchased are denominated.

A Fund segregates liquid assets in an amount equal to its daily marked-to-market (net) obligation (i.e., its daily net liability, if any) with respect to forward currency contracts. It should be noted that the use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange between the currencies that can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might result if the value of the currency increases.

Currency hedging involves some of the same risks and considerations as other transactions with similar instruments.
Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to a Fund if it is unable to deliver or receive currency or monies in settlement of obligations. They could also cause hedges the Fund has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Currency exchange rates may also fluctuate based on factors extrinsic to a country's economy. Buyers and sellers of currency forward contracts are subject to the same risks that apply to the use of forward contracts generally. Further, settlement of a currency forward contract for the purchase of most currencies must occur at a bank based in the issuing nation. The ability to establish and close out positions on trading options on currency futures contracts is subject to the maintenance of a liquid market that may not always be available.

Moreover, a Fund bears the risk of loss of the amount expected to be received under a forward contract in the event of the default as bankruptcy of a forward counterparty.

Repurchase and Reverse Repurchase Agreements, Mortgage Dollar Rolls and Sale-Buybacks
The Funds may invest in repurchase and reverse repurchase agreements. In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a
Fund may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to each Fund's limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the Sub-Advisor.

A Fund may use reverse repurchase agreements, mortgage dollar rolls, and economically similar transactions to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-
dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain cash or appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the Sub-Advisor deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Fund, although the Fund's intent to segregate assets in the amount of the reverse repurchase obligation minimizes this effect.

A "mortgage dollar roll" is similar to a reverse repurchase agreement in certain respects. In a "dollar roll" transaction a
Fund sells a mortgage-related security, such as a security issued by the Government National Mortgage Association, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A dollar roll can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are "substantially identical." To be considered "substantially identical," the securities returned to a Fund generally must: 1) be collateralized by the same types of underlying mortgages; 2) be issued by the same agency and be part of the same program; 3) have a similar original stated maturity; 4) have identical net coupon rates; 5) have similar market yields (and therefore price); and 6)
satisfy "good delivery" requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.

A Fund's obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Fund.

A Fund also may effect simultaneous purchase and sale transactions that are known as "sale-buybacks." A sale-
buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund's repurchase of the underlying security. A Fund's obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund's forward commitment to repurchase the subject security.

Swap Agreements and Options on Swap Agreements
Each Fund (except Money Market Fund) may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps, to the extent permitted by its investment restrictions. To the extent a Fund may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. A Fund may also enter into options on swap agreements ("swap options").

A Fund may enter into swap transactions for any legal purpose consistent with its investment objectives and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities or commodities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or
"cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with a Fund's investment objectives and general investment policies, certain of the Funds may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is for more than one period, with interim swap payments, a Fund may pay an adjustable or floating fee. With a "floating" rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher fee at each swap reset date.

A Fund may enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the
"seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or
"par value," of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or seller in a credit default swap transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation.

A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund (except Money Market Fund) may write
(sell) and purchase put and call swap options. Most swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights)
under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the Manager or Sub-Advisor in accordance with procedures established by the Board of Directors, to avoid any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. Each
Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's total assets.

Whether a Fund's use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the ability of the Fund's Manager or Sub-Advisor to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid.
Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that present minimal credit risks, as determined by the Fund's Manager or Sub-Advisor. Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds' ability to use swap agreements.
The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Liquidity. Some swap markets have grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, these swap markets have become relatively liquid.

The liquidity of swap agreements will be determined by the Manager or Sub-Advisor based on various factors, including:
• the frequency of trades and quotations,
• the number of dealers and prospective purchasers in the marketplace,
• dealer undertakings to make a market,
• the nature of the security (including any demand or tender features), and
• the nature of the marketplace for trades (including the ability to assign or offset a portfolio's rights and obligations relating to the investment).

Such determination will govern whether a swap will be deemed to be within each Fund's restriction on investments in illiquid securities.

For purposes of applying the Funds' investment policies and restrictions (as stated in the Prospectuses and this
Statement of Additional Information) swap agreements are generally valued by the Funds at market value. In the case of a credit default swap sold by a Fund (i.e., where the Fund is selling credit default protection), however, the Fund will value the swap at its notional amount. The manner in which the Funds value certain securities or other instruments for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

When-Issued, Delayed Delivery, and Forward Commitment Transactions
Each of the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.
When such purchases are outstanding, the Fund will segregate until the settlement date assets determined to be liquid by the Sub-Advisor in accordance with procedures established by the Board of Directors, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated.

When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery, or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

Money Market Instruments/Temporary Defensive Position
The Money Market Fund invests all of its available assets in money market instruments maturing in 397 days or less.
In addition, all of the Funds may make money market investments (cash equivalents), without limit, pending other investment or settlement, for liquidity, or in adverse market conditions. Following are descriptions of the types of money market instruments that the Funds may purchase:

• U.S. Government Securities - Securities issued or guaranteed by the U.S. government, including treasury bills, notes, and bonds.

• U.S. Government Agency Securities - Obligations issued or guaranteed by agencies or instrumentalities of the U.S.
government.
• U.S. agency obligations include, but are not limited to, the Bank for Cooperatives, Federal Home Loan Banks,
and Federal Intermediate Credit Banks.
• U.S. instrumentality obligations include, but are not limited to, the Export-Import Bank, Federal Home Loan
Mortgage Corporation, and Federal National Mortgage Association.

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury. Others, such as those issued by the Federal National Mortgage
Association, are supported by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality. Still others, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality.

• Bank Obligations - Certificates of deposit, time deposits and bankers' acceptances of U.S. commercial banks having total assets of at least one billion dollars and overseas branches of U.S. commercial banks and foreign banks, which in the opinion of the Sub-Advisor, are of comparable quality. However, each such bank with its branches has total assets of at least five billion dollars, and certificates, including time deposits of domestic savings and loan associations having at least one billion dollars in assets that are insured by the Federal Savings and Loan
Insurance Corporation. The Fund may acquire obligations of U.S. banks that are not members of the Federal
Reserve System or of the Federal Deposit Insurance Corporation.

Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. For example, an issuing bank may be able to maintain that the liability for an investment is solely that of the overseas branch which could expose a Fund to a greater risk of loss. In addition, obligations of foreign banks or of overseas branches of U.S. banks may be affected by governmental action in the country of domicile of the branch or parent bank. Examples of adverse foreign governmental actions include the imposition of currency controls, the imposition of withholding taxes on interest income payable on such obligations, interest limitations, seizure or nationalization of assets, or the declaration of a moratorium. Deposits in foreign banks or foreign branches of U.S. banks are not covered by the Federal Deposit
Insurance Corporation. A Fund only buys short-term instruments where the risks of adverse governmental action are believed by the Sub-Advisor to be minimal. A Fund considers these factors, along with other appropriate factors, in making an investment decision to acquire such obligations. It only acquires those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the Fund. A Fund may invest in certificates of deposit of selected banks having less than one billion dollars of assets providing the certificates do not exceed the level of insurance (currently $100,000) provided by the applicable government agency.

A certificate of deposit is issued against funds deposited in a bank or savings and loan association for a definite period of time, at a specified rate of return. Normally they are negotiable. However, a Fund occasionally may invest in certificates of deposit which are not negotiable. Such certificates may provide for interest penalties in the event of withdrawal prior to their maturity. A bankers' acceptance is a short-term credit instrument issued by corporations to finance the import, export, transfer, or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity and reflect the obligation of both the bank and drawer to pay the face amount of the instrument at maturity.

• Commercial Paper - Short-term promissory notes issued by U.S. or foreign corporations.
• Short-term Corporate Debt - Corporate notes, bonds, and debentures that at the time of purchase have 397 days or less remaining to maturity.
• Repurchase Agreements - Instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities at the same price plus interest at a specified rate.
• Taxable Municipal Obligations - Short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

The ratings of nationally recognized statistical rating organization ("NRSRO"), such as Moody's Investor Services, Inc.
("Moody's") and Standard & Poor's ("S&P"), which are described in Appendix A, represent their opinions as to the quality of the money market instruments which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. These ratings, including ratings of NRSROs other than Moody's and S&P, are the initial criteria for selection of portfolio investments, but the Sub-Advisor further evaluates these securities.

Municipal Obligations
The California Municipal and Tax-Exempt Bond Funds (the "Municipal Funds") can invest in "Municipal Obligations."
Municipal Obligations are obligations issued by or on behalf of states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, including municipal utilities, or multi-state agencies or authorities. The interest on Municipal Obligations is exempt from federal income tax in the opinion of bond counsel to the issuer. Three major classifications of Municipal Obligations are: Municipal Bonds,
that generally have a maturity at the time of issue of one year or more; Municipal Notes, that generally have a maturity at the time of issue of six months to three years; and Municipal Commercial Paper, that generally has a maturity at the time of issue of 30 to 270 days.

The term "Municipal Obligations" includes debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, and electric utilities. Other public purposes for which
Municipal Obligations are issued include refunding outstanding obligations, obtaining funds for general operating expenses, and lending such funds to other public institutions and facilities.

AMT-Subject Bonds. Industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities, and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. They are considered to be Municipal Obligations if the interest paid thereon qualifies as exempt from federal income tax in the opinion of bond counsel to the issuer, even though the interest may be subject to the federal alternative minimum tax.

• Municipal Bonds. Municipal Bonds may be either "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source (e.g., the user of the facilities being financed), but not from the general taxing power. Industrial development bonds and pollution control bonds in most cases are revenue bonds and generally do not carry the pledge of the credit of the issuing municipality. The payment of the principal and interest on industrial revenue bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. The Fund may also invest in "moral obligation" bonds that are normally issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of the bonds becomes a moral commitment but not a legal obligation of the state or municipality in question.

• Municipal Notes. Municipal Notes usually are general obligations of the issuer and are sold in anticipation of a bond sale, collection of taxes, or receipt of other revenues. Payment of these notes is primarily dependent upon the issuer's receipt of the anticipated revenues. Other notes include "Construction Loan Notes" issued to provide construction financing for specific projects, and "Bank Notes" issued by local governmental bodies and agencies to commercial banks as evidence of borrowings. Some notes ("Project Notes") are issued by local agencies under a program administered by the U.S. Department of Housing and Urban Development. Project Notes are secured by the full faith and credit of the United States.
• Bond Anticipation Notes ("BANs") are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.
• Tax Anticipation Notes ("TANs") are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. TANs are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

• Revenue Anticipation Notes ("RANs") are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.
• Construction Loan Notes are issued to provide construction financing for specific projects. Permanent financing, the proceeds of which are applied to the payment of construction loan notes, is sometimes provided by a commitment by the Government National Mortgage Association ("GNMA") to purchase the loan, accompanied by a commitment by the Federal Housing Administration to insure mortgage advances thereunder. In other instances, permanent financing is provided by commitments of banks to purchase the loan. The Tax-Exempt
Bond and California Municipal Funds will only purchase construction loan notes that are subject to GNMA or bank purchase commitments.

• Bank Notes are notes issued by local governmental bodies and agencies such as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied but they are frequently issued to meet short-term working-capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

• Municipal Commercial Paper. Municipal Commercial Paper refers to short-term obligations of municipalities that may be issued at a discount and may be referred to as Short-Term Discount Notes. Municipal Commercial
Paper is likely to be used to meet seasonal working capital needs of a municipality or interim construction financing. Generally they are repaid from general revenues of the municipality or refinanced with long-term debt. In most cases Municipal Commercial Paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

• Variable and Floating Rate Obligations. Certain Municipal Obligations, obligations issued or guaranteed by the
U.S. Government or its agencies or instrumentalities, and debt instruments issued by domestic banks or corporations may carry variable or floating rates of interest. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a bank prime rate or tax-
exempt money market index. Variable rate notes are adjusted to current interest rate levels at certain specified times, such as every 30 days. A floating rate note adjusts automatically whenever there is a change in its base interest rate adjustor, e. g. , a change in the prime lending rate or specified interest rate indices. Typically such instruments carry demand features permitting the Fund to redeem at par.

The Fund's right to obtain payment at par on a demand instrument upon demand could be affected by events occurring between the date the Fund elects to redeem the instrument and the date redemption proceeds are due which affects the ability of the issuer to pay the instrument at par value. The Sub-Advisor monitors on an ongoing basis the pricing, quality, and liquidity of such instruments and similarly monitors the ability of an issuer of a demand instrument, including those supported by bank letters of credit or guarantees, to pay principal and interest on demand. Although the ultimate maturity of such variable rate obligations may exceed one year, the
Fund treats the maturity of each variable rate demand obligation as the longer of a) the notice period required before the Fund is entitled to payment of the principal amount through demand or b) the period remaining until the next interest rate adjustment. Floating rate instruments with demand features are deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

The Fund may purchase participation interests in variable rate Municipal Obligations (such as industrial development bonds). A participation interest gives the purchaser an undivided interest in the Municipal
Obligation in the proportion that its participation interest bears to the total principal amount of the Municipal
Obligation. The Fund has the right to demand payment on seven days' notice, for all or any part of the Fund's participation interest in the Municipal Obligation, plus accrued interest. Each participation interest is backed by an irrevocable letter of credit or guarantee of a bank. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the Municipal
Obligations over the negotiated yield at which the instruments were purchased by the Fund.

• Stand-By Commitments. The Municipal Funds may acquire stand-by commitments with respect to municipal obligations held in their respective portfolios. Under a stand-by commitment, a broker-dealer, dealer, or bank would agree to purchase, at the relevant Funds' option, a specified municipal security at a specified price. Thus, a stand-by commitment may be viewed as the equivalent of a put option acquired by a Fund with respect to a particular municipal security held in the Fund's portfolio.

The amount payable to a Fund upon its exercise of a stand-by commitment normally would be 1) the acquisition cost of the municipal security (excluding any accrued interest that the Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the security, plus, 2) all interest accrued on the security since the last interest payment date during the period the security was owned by the Fund. Absent unusual circumstances, the Fund would value the underlying municipal security at amortized cost. As a result, the amount payable by the broker-dealer, dealer or bank during the time a stand-by commitment is exercisable would be substantially the same as the value of the underlying municipal obligation.

A Fund's right to exercise a stand-by commitment would be unconditional and unqualified. Although a Fund could not transfer a stand-by commitment, it could sell the underlying municipal security to a third party at any time. It is expected that stand-by commitments generally will be available to the Funds without the payment of any direct or indirect consideration. The Funds may, however, pay for stand-by commitments if such action is deemed necessary. In any event, the total amount paid for outstanding stand-by commitments held in a Fund's portfolio would not exceed 0.50% of the value of a Fund's total assets calculated immediately after each stand-
by commitment is acquired.

The Funds intend to enter into stand-by commitments only with broker-dealers, dealers, or banks that their Sub-
Advisors believe present minimum credit risks. A Fund's ability to exercise a stand-by commitment will depend upon the ability of the issuing institution to pay for the underlying securities at the time the stand-by commitment is exercised. The credit of each institution issuing a stand-by commitment to a Fund will be evaluated on an ongoing basis by the Sub-Advisor.

A Fund intends to acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its right thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation of the underlying municipal security. Each stand-by commitment will be valued at zero in determining net asset value. Should a Fund pay directly or indirectly for a stand-by commitment, its costs will be reflected in realized gain or loss when the commitment is exercised or expires. The maturity of a municipal security purchased by a Fund will not be considered shortened by any stand-by commitment to which the obligation is subject. Thus, stand-by commitments will not affect the dollar-weighted average maturity of a
Fund's portfolio.

• Other Municipal Obligations. Other kinds of Municipal Obligations are occasionally available in the marketplace, and the Fund may invest in such other kinds of obligations to the extent consistent with its investment objective and limitations. Such obligations may be issued for different purposes and with different security than those mentioned above.

• Risks. of Municipal Obligations. The yields on Municipal Obligations are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal
Obligations market, size of a particular offering, maturity of the obligation, and rating of the issue. The Fund's ability to achieve its investment objective also depends on the continuing ability of the issuers of the Municipal
Obligations in which it invests to meet their obligation for the payment of interest and principal when due.

Municipal Obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act. They are also subject to federal or state laws, if any, which extend the time for payment of principal or interest, or both, or impose other constraints upon enforcement of such obligations or upon municipalities to levy taxes. The power or ability of issuers to pay, when due, principal of and interest on Municipal Obligations may also be materially affected by the results of litigation or other conditions.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. It may be expected that similar proposals will be introduced in the future. If such a proposal was enacted, the ability of the Fund to pay "exempt interest" dividends may be adversely affected. The Fund would reevaluate its investment objective and policies and consider changes in its structure.

Special Considerations Relating to California Municipal Obligations
The California Municipal Fund concentrates its investments in California municipal obligations, and therefore may be significantly impacted by political, economic, or regulatory developments that affect issuers in California and their ability to pay principal and interest on their obligations. The ability of issuers to pay interest on, and repay principal of,
California municipal obligations may be affected by 1) amendments to the California Constitution and related statutes that limit the taxing and spending authority of California government entities, 2) voter initiatives, 3) a wide variety of
California laws and regulations, including laws related to the operation of health care institutions and laws related to secured interests in real property, and 4) the general financial condition of the State of California and the California economy.

Insurance
The insured municipal obligations in which the Municipal Funds may invest are insured under insurance policies that relate to the specific municipal obligation in question. This insurance is generally non-cancelable and will continue in force so long as the municipal obligations are outstanding and the insurer remains in business.

The insured municipal obligations are generally insured as to the scheduled payment of all installments of principal and interest as they fall due. The insurance covers only credit risk and therefore does not guarantee the market value of the obligations in a Fund's investment portfolio or a Fund's NAV. The Fund's NAV will continue to fluctuate in response to fluctuations in interest rates. A Fund's investment policy requiring investment in insured municipal obligations will not affect the Fund's ability to hold its assets in cash or to invest in escrow-secured and defeased bonds or in certain short-term tax-exempt obligations, or affect its ability to invest in uninsured taxable obligations for temporary or liquidity purposes or on a defensive basis.

Taxable Investments of the Municipal Funds
Each of the Municipal Funds may invest a portion of its assets, as described in the prospectus, in taxable short-term investments consisting of: Obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, domestic bank certificates of deposit and bankers' acceptances, short-term corporate debt securities such as commercial paper, and repurchase agreements ("Taxable Investments"). These investments must have a stated maturity of one year or less at the time of purchase and must meet the following standards: banks must have assets of at least $1 billion; commercial paper must be rated at least "A" by S&P or "Prime" by Moody's or, if not rated, must be issued by companies having an outstanding debt issue rated at least "A" by S&P or Moody's; corporate bonds and debentures must be rated at least "A" by S&P or Moody's. Interest earned from Taxable Investments is taxable to investors. When, in the opinion of the Fund's Manager, it is advisable to maintain a temporary "defensive" posture, each Municipal Fund may invest without limitation in Taxable Investments. At other times, Taxable Investments,
Municipal Obligations that do not meet the quality standards required for the 80% portion of the portfolio and Municipal
Obligations the interest on which is treated as a tax preference item for purposes of the federal alternative minimum tax will not exceed 20% of the Fund's total assets.

Other Investment Companies
Each Fund reserves the right to invest up to 10% of its total assets in the securities of all investment companies, but may not acquire more than 3% of the voting securities of, nor invest more than 5% of its total assets in securities of, any other investment company. Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, various exchange-traded funds ("ETFs"), and other open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. ETFs are often structured to perform in a similar fashion to a broad-based securities index. Investing in ETFs involves substantially the same risks as investing directly in the underlying instruments. In addition, ETFs involve the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the index or underlying instruments.

As a shareholder in an investment company, a Fund would bear its ratable share of that entity's expenses, including its advisory and administrative fees. The Fund would also continue to pay its own advisory fees and other expenses.
Consequently, the Fund and its shareholders, in effect, will be absorbing two levels of fees with respect to investments in other investment companies.

Industry Concentrations
Each of the Principal LifeTime Funds and Strategic Asset Management Portfolios concentrates its investments in shares of other Principal mutual funds.

Each of the other Funds, except the Global Diversified Income, Global Real Estate Securities, Preferred Securities,
and Real Estate Securities Funds, may not concentrate (invest more than 25% of its assets) its investments in any particular industry. The LargeCap S&P 500 Index, MidCap S&P 400 Index, and SmallCap S&P 600 Index Funds may
concentrate their investments in a particular industry only to the extent that the relevant indices are so concentrated.
The International Growth Fund, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap Value Fund I,
SmallCap Growth Fund II, SmallCap Value Fund II and each of the funds sub-advised by Edge Asset Management,
Inc. use the industry groups of Global Industry Classification Standard (GICS® ). The other Funds use industry classifications based on the "Directory of Companies Filing Annual Reports with the Securities and Exchange
Commission ("SEC")." The Funds interpret their policy with respect to concentration in a particular industry to apply to direct investments in the securities of issuers in a particular industry. For purposes of this restriction, government securities such as treasury securities or mortgage-backed securities that are issued or guaranteed by the U.S.
government, its agencies or instrumentalities are not subject to the Funds' industry concentration restrictions, by virtue of the exclusion from that test available to all U.S. government securities. In the case of privately issued mortgage-
related securities, or any asset-backed securities, and municipal obligations issued by government or political subdivisions of governments, the Funds take the position that such securities do not represent interests in any particular "industry" or group of industries.

Portfolio Turnover
Portfolio turnover is a measure of how frequently a portfolio's securities are bought and sold. The portfolio turnover rate is generally calculated as the dollar value of the lesser of a portfolio's purchases or sales of shares of securities during a given year, divided by the monthly average value of the portfolio securities during that year (excluding securities whose maturity or expiration at the time of acquisition were less than one year). For example, a portfolio reporting a 100% portfolio turnover rate would have purchased and sold securities worth as much as the monthly average value of its portfolio securities during the year.

It is not possible to predict future turnover rates with accuracy. Many variable factors are outside the control of a portfolio manager. The investment outlook for the securities in which a portfolio may invest may change as a result of unexpected developments in securities markets, economic or monetary policies, or political relationships. High market volatility may result in a portfolio manager using a more active trading strategy than might otherwise be employed.
Each portfolio manager considers the economic effects of portfolio turnover but generally does not treat the portfolio turnover rate as a limiting factor in making investment decisions.

Sale of shares by investors may require the liquidation of portfolio securities to meet cash flow needs. In addition, changes in a particular portfolio's holdings may be made whenever the portfolio manager considers that a security is no longer appropriate for the portfolio or that another security represents a relatively greater opportunity. Such changes may be made without regard to the length of time that a security has been held.

Higher portfolio turnover rates generally increase transaction costs that are expenses of the Account. Active trading may generate short-term gains (losses) for taxable shareholders.

The following Funds had significant variation in portfolio turnover rates over the two most recently completed fiscal years:
• Inflation Protection Fund (32.3% in 2008 and 88.2% in 2007): The turnover rate for the Inflation Protection Fund was lower in 2008 due to the fund growth rate slowing. During 2007, the fund nearly tripled in size while in 2008 the fund market value went down modestly requiring fewer transactions to maintain portfolio positioning.
• SAM Balanced Portfolio (34.8% in 2008 and 14.6% in 2007): The increased turnover was due to SAM strategic reallocations, the addition of 3 new funds (Preferred Securities, LargeCap Growth II and LargeCap Value III), and a
decrease of overall portfolio assets during fiscal 2008.
• SAM Conservative Balanced Portfolio (27.7% in 2008 and 12.7% in 2007): The increased turnover was due to
SAM strategic reallocations, the addition of 3 new funds (Preferred Securities, LargeCap Growth II and LargeCap
Value III), and a decrease of overall portfolio assets during fiscal 2008.
• SAM Conservative Growth Portfolio (32.4% in 2008 and 16.2% in 2007): The increased turnover was due to SAM strategic reallocations, the addition of 3 new funds (Preferred Securities, LargeCap Growth II and LargeCap Value
III), and a decrease of overall portfolio assets during fiscal 2008.
• SAM Flexible Income Portfolio (35.1% in 2008 and 9.7% in 2007): The increased turnover was due to SAM strategic reallocations, the addition of 3 new funds (Preferred Securities, LargeCap Growth II and LargeCap Value
III), and a decrease of overall portfolio assets during fiscal 2008.
• SAM Strategic Growth Portfolio (32.5% in 2008 and 15.7% in 2007): The increased turnover was due to SAM strategic reallocations, the addition of 3 new funds (Preferred Securities, LargeCap Growth II and LargeCap Value
III), and a decrease of overall portfolio assets during fiscal 2008.
• Short-Term Income Fund (64.5% in 2008 and 29.4% in 2007): The Short-Term Income Fund experienced large redemptions during the period forcing it to sell securities to meet the cash outflows. Net assets in the fund dropped nearly 50% over the period, while the Fund’s total return was approximately flat. The sales led to a turnover rate that was higher than previously experienced, but unavoidable.

MANAGEMENT

Board of Directors
Under Maryland law, the Board of Directors of the Fund is responsible for overseeing the management of the Fund's business and affairs. The Board meets several times during the year to fulfill this responsibility. Other than serving as
Directors, most of the Board members have no affiliation with the Fund or its service providers. Each Director serves until a successor is duly qualified and elected.

Management Information
The following table presents certain information regarding the Directors of the Fund, including their principal occupations which, unless specific dates are shown, are of more than five years duration. In addition, the table includes information concerning other directorships held by each Director in reporting companies under the Securities
Exchange Act of 1934 or registered investment companies under the 1940 Act. Information is listed separately for those Directors who are "interested persons" (as defined in the 1940 Act) of the Fund (the "Interested Directors") and
those Directors who are not interested persons of the Fund (the "Independent Directors"). All Directors serve as directors for each of the two investment companies (with a total of 106 portfolios) sponsored by Principal Life
Insurance Company (“Principal Life”): the Fund and Principal Variable Contracts Funds, Inc. (collectively, the "Fund
Complex").

Each officer of the Fund has the same position with Principal Variable Contracts Funds, Inc.

The following directors are considered to be Independent Directors.

Number
of Portfolios
				in Fund	Other
		Length of		Complex	Directorships
Name, Address, and		Time Served	Principal Occupation(s)	Overseen	Held by
Year of Birth	Position(s) Held with Fund	as Director	During Past 5 Years	by Director	Director
Elizabeth Ballantine	Director	Since 2004	Principal, EBA Associates	106	The McClatchy Company
711 High Street	Member Nominating and		(consulting and investments)
Des Moines, Iowa 50392	Governance Committee
1948

Kristianne Blake	Director	Since 2007	President, Kristianne Gates	106	Avista Corporation; Russell
711 High Street	Member Operations Committee		Blake, P.S. (CPA specializing in		Investment Company*
Des Moines, Iowa 50392			personal financial and tax		Russell Investment Funds*
1954			planning)		(48 portfolios overseen)

Craig Damos	Director	Since 2008	CEO/President, Vertical Growth	106	None
711 High Street	Member Operations Committee		Officer, and CFO, The Weitz
Des Moines, Iowa 50392			Company (general construction)
1954

Richard W. Gilbert	Director	Since 2000	President, Gilbert	106	Calamos Asset
711 High Street	Member Executive Committee		Communications, Inc.		Management, Inc.
Des Moines,	Member Nominating and		(management advisory services)		(2005)
Iowa 50392	Governance Committee
1940

Mark A. Grimmett	Director	Since 2004	Executive Vice President and	106	None
711 High Street	Member Audit Committee		CFO, Merle Norman Cosmetics,
Des Moines,			Inc. (manufacturer and distributor
Iowa 50392			of skin care products)
1960

Fritz S. Hirsch	Director	Since 2005	President and CEO, Sassy, Inc.	106	None
711 High Street	Member Audit Committee		(manufacturer of infant and
Des Moines,			juvenile products)
Iowa 50392
1951

William C. Kimball	Director	Since 2000	Retired. Formerly, Chairman and	106	Casey’s General Store
711 High Street	Member Nominating and		CEO, Medicap Pharmacies, Inc.		Inc.
Des Moines,	Governance Committee		(chain of retail pharmacies)
Iowa 50392
1947

Barbara A. Lukavsky	Director	Since 1993	President and CEO, Barbican	106	None
711 High Street	Member Nominating and		Enterprises, Inc.
Des Moines,	Governance Committee		(holding company for franchises
Iowa 50392			in the cosmetics industry)
1940

Number
of Portfolios
				in Fund	Other
		Length of		Complex	Directorships
Name, Address, and		Time Served	Principal Occupation(s)	Overseen	Held by
Year of Birth	Position(s) Held with Fund	as Director	During Past 5 Years	by Director	Director
Daniel Pavelich	Director	Since 2007	Retired. Formerly, Chairman and	106	Catalytic Inc; Vaagen
711 High Street	Member Audit Committee		CEO of BDO Seidman (tax,		Bros. Lumber, Inc.
Des Moines,			accounting and financial
Iowa 50392			consulting services)
1944

* The Funds and the Funds of Russell Investment Funds and Russell Investment Company have one or more common sub-advisors.

The following directors are considered to be Interested Directors because they are affiliated persons of Principal Management Corporation (the
“Manager”); Edge Asset Management, Inc.; or Principal Funds Distributor, Inc. (“PFD”), the principal underwriter (the “Distributor”).

			Positions with the Manager and its	Number of Portfolios	Other
Name, Address and			Affiliates; Principal Occupation(s)	in Fund Complex	Directorships
Year of Birth	Position(s) Held with Fund	Length of Time Served	During Past 5 Years	Overseen by Director	Held by Director
Ralph C. Eucher	Director	Since 1999	Director, the Manager since 1999.	106	None
711 High Street	Chairman and Chief Executive		President, the Manager 1999-2008
Des Moines,	Officer		Director, PFD since 2007.
Iowa 50392	Member Executive Committee		Director, Princor since 1999. President,
1952			Princor 1999-2005. Senior Vice
President, Principal Life, since 2002.
Prior thereto, Vice President.

Nora M. Everett	Director	Since 2008	President since 2008. Senior Vice	106	None
711 High Street	President		President and Deputy General
Des Moines,	Member Executive Committee		Counsel, Principal Financial Group,
Iowa 50392			Inc. 2004-2008. Vice President and
1959			Counsel, Principal Financial Group,
Inc. 2001-2004.

William G. Papesh	Director	Since 2007	Retired December 2007. Prior thereto,	106	None
711 High Street	Member Operations Committee		President and CEO of WM Group of
Des Moines,			Funds; President and Director of Edge
Iowa 50392			Asset Management, Inc.
1943

Officers of the Fund

The following table presents certain information regarding the officers of the Fund, including their principal occupations which, unless specific dates are shown, are of more than five years duration. Officers serve at the pleasure of the Board of Directors.

Name, Address and	Position(s) Held with Fund and	Positions with the Manager and its Affiliates;
Year of Birth	Length of Time Served	Principal Occupations During Past 5 Years
Craig L. Bassett	Treasurer (since 1993)	Vice President and Treasurer, Principal Life
711 High Street
Des Moines, Iowa 50392
1952

Michael J. Beer	Executive Vice President	Executive Vice President and Chief Operating Officer, the Manager;
711 High Street	(since 1993)	Executive Vice President, PFD, since 2007; President, Princor, since 2005
Des Moines, Iowa 50392
1961

Randy L. Bergstrom	Assistant Tax Counsel	Counsel, Principal Life
711 High Street	(since 2005)
Des Moines, Iowa 50392
1955

David J. Brown	Chief Compliance Officer	Vice President, Product and Distribution Compliance, Principal Life; Senior
711 High Street	(since 2004)	Vice President, the Manager, since 2004; Senior Vice President, PFD,
Des Moines, Iowa 50392		since 2007, Second Vice President, Princor, since 2003, and prior thereto,
1960		Vice President, the Manager and Princor

Jill R. Brown	Senior Vice President	Second Vice President, Principal Financial Group and Senior Vice
1100 Investment Boulevard, Ste 200	(since 2007)	President, the Manager and Princor, since 2006, Chief Financial Officer,
El Dorado Hills, CA 95762		Princor, since 2003, Vice President, Princor 2003-2006. Senior Vice
1967		President and Chief Financial Officer, PFD, since 2007; prior thereto,
Assistant Financial Controller, Principal Life

Cary Fuchs	Senior Vice President of Distribution	President, Principal Funds Distributor, since 2007; Director of Mutual Fund
1100 Investment Boulevard, Ste 200	(since 2007)	Operations, Principal Shareholder Services, since 2005; prior thereto,
El Dorado Hills, CA 95762		Divisional Vice President, Boston Financial Data Services
1957

Stephen G. Gallaher	Assistant Counsel	Second Vice President and Counsel, Principal Life since 2006;
711 High Street	(since 2006)	Self-Employed Writer in 2005; 2004 and prior thereto, Senior Vice
Des Moines, Iowa 50392		President and Counsel of Principal Residential Mortgage, Inc.
1955

Ernest H. Gillum	Vice President and Assistant Secretary	Vice President and Chief Compliance Officer, the Manager, since 2004,
711 High Street	(since 1993)	and prior thereto, Vice President, Compliance and Product Development,
Des Moines, Iowa 50392		the Manager
1955

Patrick A. Kirchner	Assistant Counsel	Counsel, Principal Life
711 High Street	(since 2002)
Des Moines, Iowa 50392
1960

Name, Address and	Position(s) Held with Fund and	Positions with the Manager and its Affiliates;
Year of Birth	Length of Time Served	Principal Occupations During Past 5 Years
Carolyn F. Kolks	Assistant Tax Counsel	Counsel, Principal Life, since 2003 and prior thereto, Attorney
711 High Street	(since 2005)
Des Moines, Iowa 50392
1962

Layne A. Rasmussen	Vice President, Controller and Chief	Vice President and Controller - Mutual Funds, the Manager
711 High Street	Financial Officer
Des Moines, Iowa 50392	(since 2000)
1958

Michael D. Roughton	Counsel	Vice President and Senior Securities Counsel, Principal Financial Group,
711 High Street	(since 1993)	Inc.; Senior Vice President and Counsel, the Manager, PFD, and Princor;
Des Moines, Iowa 50392		and Counsel, Principal Global
1951

Adam U. Shaikh	Assistant Counsel	Counsel, Principal Life, since 2006. Prior thereto, practicing attorney.
711 High Street	(since 2006)
Des Moines, Iowa 50392
1972

Dan L. Westholm	Assistant Treasurer	Director Treasury, since 2003. Prior thereto, Assistant Treasurer.
711 High Street	(since 2006)
Des Moines, Iowa 50392
1966

Beth C. Wilson	Vice President and Secretary	Director and Secretary, Principal Funds, since 2007. Prior thereto,
711 High Street	(since 2007)	Business Manager for Pella Corp.
Des Moines, Iowa 50392
1956

Board Committees

The Fund Complex's board has the following four committees: Audit Committee, Executive Committee, Nominating and Governance Committee, and Operations Committee. Committee membership is identified on the previous pages.
Each committee must report its activities to the Board on a regular basis.

Audit Committee
The primary purpose of the Committee is to assist the Board in fulfilling certain of its responsibilities. The Audit
Committee serves as an independent and objective party to monitor the Fund Complex's accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit
Committee assists Board oversight of 1) the integrity of the Fund Complex's financial statements; 2) the Fund
Complex's compliance with certain legal and regulatory requirements; 3) the independent registered public accountants' qualifications and independence; and 4) the performance of the Fund Complex's independent registered public accountants. The Audit Committee also serves to provide an open avenue of communication among the independent registered public accountants, the Manager's internal auditors, Fund Complex management, and the
Board. The Audit Committee held four meetings during the last fiscal year.

Executive Committee
The Committee's primary purpose is to exercise certain powers of the Board of Directors when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law 3) recommend to the stockholders any action which requires stockholder approval; 4)
amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval. The
Executive Committee held zero meetings during the last fiscal year.

Nominating and Governance Committee
The Committee's primary purpose is to oversee 1) the structure and efficiency of the Boards of Directors and the committees the Boards establish, and 2) the activities of the Fund Complex's Chief Compliance Officer. The
Committee responsibilities include evaluating board membership and functions, committee membership and functions, insurance coverage, and legal and compliance matters.

The nominating functions of the Nominating and Governance Committee include selecting and nominating all candidates who are not "interested persons" of the Fund Complex (as defined in the 1940 Act) for election to the
Board. Generally, the committee requests director nominee suggestions from the committee members and management. In addition, the committee will consider director candidates recommended by shareholders of the Fund
Complex. Recommendations should be submitted in writing to Principal Funds, Inc. at 680 8th Street, Des Moines,
Iowa 50392. The committee has not established any specific minimum qualifications for nominees. When evaluating a person as a potential nominee to serve as an independent director, the committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is
"independent" and otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.The
Nominating and Governance Committee held four meetings during the last fiscal year.

Operations Committee
The Committee's primary purpose is to oversee the provision of administrative and distribution services to the Fund
Complex, communications with the Fund Complex's shareholders, and review and oversight of the Fund Complex's operations. The Operations Committee held four meetings during the last fiscal year.

The following tables set forth the aggregate dollar range of the equity securities of the mutual funds within the Fund
Complex which were beneficially owned by the Directors as of December 31, 2008. The Fund Complex currently includes the separate series of the Fund and of Principal Variable Contracts Funds, Inc.

For the purpose of these tables, beneficial ownership means a direct or indirect pecuniary interest. Only the Directors who are "interested persons" are eligible to participate in an employee benefit program which invests in Principal
Funds, Inc. Directors who beneficially owned shares of the series of the Fund did so through variable life insurance and variable annuity contracts. Please note that exact dollar amounts of securities held are not listed. Rather, ownership is listed based on the following dollar ranges:

Independent Directors (not Considered to be "Interested Persons")
A	$0
B	$1 up to and including $10,000
C	$10,001 up to and including $50,000
D	$50,001 up to and including $100,000
E	$100,001 or more

	Ballantine	Blake	Damos	Gilbert	Grimmett	Hirsch	Kimball	Lukavsky	Pavelich
Bond & Mortgage Securities	A	A	A	D	C	A	A	A	A
Disciplined LargeCap Blend	A	A	A	B	B	A	A	A	A
Diversified International	C	A	C	C	A	A	A	A	A
Equity Income	A	A	A	B	B	A	D	A	E
Income	A	A	A	A	C	A	A	A	A
Inflation Protection	A	A	A	A	B	A	A	A	A
International Emerging Markets	C	A	A	A	A	A	A	A	A
LargeCap Blend I	A	A	A	B	B	A	A	A	A
LargeCap Growth	A	A	A	D	B	A	C	A	A
LargeCap Value	A	A	A	C	B	A	A	A	A
LargeCap Value III	C	A	A	A	A	A	A	A	A
MidCap Blend	A	A	C	C	B	A	A	A	A
Money Market	A	C	A	B	D	A	E	D	A
Mortgage Securities	A	A	A	A	B	A	A	A	A
Preferred Securities	A	A	A	A	A	A	E	A	A
Principal Capital Appreciation	A	E	A	A	A	A	A	A	B
Principal LifeTime 2010	A	A	A	A	B	A	A	A	A
Real Estate Securities	C	A	A	A	A	A	D	A	A
SAM Balanced Portfolio	A	E	A	A	A	A	A	A	A
SAM Conservative Growth	A	A	C	A	A	A	A	A	A
SAM Flexible Income Portfolio	A	A	A	A	B	E	A	A	A
SAM Strategic Growth Portfolio	A	D	A	A	A	A	A	A	A
Short-Term Bond	A	A	A	A	B	A	A	A	A
Short-Term Income	A	A	A	A	C	A	A	A	A
SmallCap Blend	A	A	A	A	B	A	A	A	A

Total Fund Complex	D	E	C	E	E	E	E	E	E

Directors Considered to be "Interested Persons"
A	$0
B	$1 up to and including $10,000
C	$10,001 up to and including $50,000
D	$50,001 up to and including $100,000
E	$100,001 or more

	Nora M.	Ralph C.	William
	Everett	Eucher	Papesh
Disciplined LargeCap Blend	A	B	A
Diversified International	A	D	A
Equity Income	A	C	A
LargeCap Blend I	A	C	A
LargeCap Blend II	A	E	A
LargeCap Growth	A	E	A
LargeCap Growth I	A	D	A
LargeCap Growth II	A	D	A
LargeCap S&P 500 Index	A	C	A
LargeCap Value III	A	B	A
MidCap Blend	A	C	A
Money Market	A	D	A
Tax-Exempt Bond	A	E	A

Principal Funds, Inc.
(through participation in an	Nora M.	Ralph C.	William
employee benefit plan)	Everett	Eucher	Papesh
Diversified International	D	A	A
International Emerging Markets	C	A	A
LargeCap Value III	E	A	A
MidCap Blend	D	A	A
Money Market Fund	A	E	A

Total Fund Complex	E	E	A

Compensation. The Fund does not pay any remuneration to its Directors who are employed by the Manager or its affiliates or to its officers who are furnished to the Fund by the Manager and its affiliates pursuant to the Management
Agreement. Each Director who is not an "interested person" received compensation for service as a member of the
Boards of all investment companies sponsored by Principal Life based on a schedule that takes into account an annual retainer amount, the number of meetings attended, and expenses incurred. Director compensation and related expenses are allocated to each of the Funds based on the net assets of each relative to combined net assets of all of the investment companies sponsored by Principal Life.
The following table provides information regarding the compensation received by the Independent Directors from the
Fund and from the Fund Complex during the fiscal year ended October 31, 2008. On that date, there were 2 funds
(with a total of 114 portfolios in the Fund Complex). The Fund does not provide retirement benefits to any of the
Directors.

		Fund
Director	The Fund	Complex
Elizabeth Ballantine	93,162	106,170
Kristianne Blake	98,836	112,686
Craig Damos*	87,468	97,875
Richard W. Gilbert	107,504	122,717
Mark A. Grimmett	96,669	110,178
Fritz Hirsch	101,003	115,194
William C. Kimball	93,161	106,170
Barbara A. Lukavsky	98,836	112,686
Daniel Pavelich	96,669	110,178

* Not elected as a Director until March 10, 2008.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons
The following list identifies shareholders who own more than 25% of the voting securities of the Fund as of February 4, 2009. It is presumed that a person who owns more than 25% of the voting securities of a fund controls the fund. A control person could control the outcome of proposals presented to shareholders for approval. The list is represented in alphabetical order by fund.

				Jurisdiction
				Under
				Which Control
				Person is
				Organized
	Percent			(when control	Parent of Control
	of			person is a	Person (when control
Fund	Ownership	Shareholder Name	Shareholder Address	company)	person is a company)
BOND & MORTGAGE	29.46	LIFETIME 2020 FUND	ATTN MUTUAL FUND ACCOUNTING-H221	Maryland	Principal Funds, Inc.
SECURITIES			711 HIGH ST
			DES MOINES IA 50392-0001
CALIFORNIA MUNICIPAL	80.29	NFS LLC FEBO	100 BAY PLACE APT 1617	Delaware	FMR LLC.
		AUDREY AGEE TTEE	OAKLAND CA 94610-4425
		J & A AGEE SURVIVORS TRUST U/A 2/4/92
CORE PLUS BOND I	57.03	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK	Delaware	Delaware Charter
		FBO PRINCIPAL TRUST CO CITS	711 HIGH ST		Guarantee and
			DES MOINES IA 50309-2732		Trust
GLOBAL DIVERSIFIED	46.79	LIFETIME STRATEGIC INCOME FUND	ATTN MUTUAL FUND ACCOUNTING- H221	Maryland	Principal Funds, Inc.
INCOME			711 HIGH ST
			DES MOINES IA 50392-0001
GLOBAL DIVERSIFIED	52.80	LIFETIME 2010 FUND	ATTN MUTUAL FUND ACCOUNTING-H221	Maryland	Principal Funds, Inc.
INCOME			711 HIGH ST
			DES MOINES IA 50392-0001
HIGH QUALITY INTER-	26.09	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK	Delaware	Delaware Charter
TERM BOND		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET		Guarantee and
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50309-2732		Trust
HIGH QUALITY INTER-	34.37	PERSHING LLC	P O BOX 2052	New York	The Bank of New
TERM BOND			JERSEY CITY NJ 07303-2052		York Mellon
HIGH YIELD I	29.76	PRINCIPAL LIFE INSURANCE CO	ATTN RIS NPIO TRADE DESK	Iowa	Principal Life
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET		Insurance Company
			DES MOINES IA 50392-9992
INCOME	35.47	SAM BALANCED PORTFOLIO PIF	ATTN MUTUAL FUND ACCOUNTING -H221	Maryland	Principal Funds, Inc.
			711 HIGH ST
			DES MOINES IA 50392-0001
INFLATION	62.76	PRINCIPAL LIFE INSURANCE CO	ATTN RIS NPIO TRADE DESK	Iowa	Principal Life
PROTECTION		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET		Insurance Company
			DES MOINES IA 50392-9992

				Jurisdiction
				Under
				Which Control
				Person is
				Organized
	Percent			(when control	Parent of Control
	of			person is a	Person (when control
Fund	Ownership	Shareholder Name	Shareholder Address	company)	person is a company)
INTERNATIONAL	30.84	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK	Iowa	Principal Life
GROWTH		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET		Insurance Company
			DES MOINES IA 50392-9992
INTERNATIONAL I	57.04	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK	Iowa	Principal Life
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET		Insurance Company
			DES MOINES IA 50392-9992
INTERNATIONAL VALUE	27.76	LIFETIME 2030 FUND	ATTN MUTUAL FUND ACCOUNTING- H221	Maryland	Principal Funds, Inc.
FUND I			711 HIGH ST
			DES MOINES IA 50392-0001
INTERNATIONAL VALUE	30.04	LIFETIME 2020 FUND	ATTN MUTUAL FUND ACCOUNTING-H221	Maryland	Principal Funds, Inc.
FUND I			711 HIGH ST
			DES MOINES IA 50392-0001
LARGECAP BLEND I	25.71	LIFETIME 2020 FUND	ATTN MUTUAL FUND ACCOUNTING H-221	Maryland	Principal Funds, Inc.
			711 HIGH ST
			DES MOINES IA 50392-0001
LARGECAP BLEND II	56.64	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK	Iowa	Principal Life
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET		Insurance Company
			DES MOINES IA 50392-9992
LARGECAP GROWTH I	45.27	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK	Iowa	Principal Life
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET		Insurance Company
			DES MOINES IA 50392-9992
LARGECAP GROWTH II	35.19	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK	Iowa	Principal Life
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET		Insurance Company
			DES MOINES IA 50392-9992
LARGECAP S&P 500	56.56	DELAWARE CHARTER GUARANTEE &	PO BOX 990	Delaware	Delaware Charter
INDEX		TRUST BUILD IT MGMT SVCS INDIV 401K	MONUMENT CO 80132-0990		Guarantee and
		FBO RICHARD R SQUIRES			Trust
LARGECAP VALUE I	60.52	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK	Iowa	Principal Life
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET		Insurance Company
			DES MOINES IA 50392-9992
LARGECAP VALUE III	41.90	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK	Iowa	Principal Life
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET		Insurance Company
			DES MOINES IA 50392-9992
LIFETIME 2010	27.95	DELAWARE CHARTER GUAR & TRUST CO	PO BOX 569	Delaware	Delaware Charter
		STAN BARTON IND 401K PLAN FBO STAN	MERLIN OR 97532-0569		Guarantee and
		BARTON			Trust
LIFETIME 2010	56.53	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK	Iowa	Principal Life
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET		Insurance Company
			DES MOINES IA 50392-9992

				Jurisdiction
				Under
				Which Control
				Person is
				Organized
	Percent			(when control	Parent of Control
	of			person is a	Person (when control
Fund	Ownership	Shareholder Name	Shareholder Address	company)	person is a company)
LIFETIME 2015	44.07	PRINCIPAL LIFE INSURANCE CO CUST	ATTN NPIO TRADE DESK	Iowa	Principal Life
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET G-012-N11		Insurance Company
		OMNIBUS WRAPPED	DES MOINES IA 50392-9992
LIFETIME 2015	49.57	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK	Delaware	Delaware Charter
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST		Guarantee and
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50309-2732		Trust
LIFETIME 2020	28.38	DELAWARE CHARTER GUAR & TRUST CO	10825 W ORANGE GROVE RD	Delaware	Delaware Charter
		CUST HOOK CRANE SERVICE INC MPP	TUCSON AZ 85743-8601		Guarantee and
		FBO BILLY CARROLL SHOEMAKER 401(K)			Trust
LIFETIME 2020	56.47	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK	Iowa	Principal Life
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET		Insurance Company
			DES MOINES IA 50392-9992
LIFETIME 2025	42.61	PRINCIPAL LIFE INSURANCE CO CUST	ATTN NPIO TRADE DESK	Iowa	Principal Life
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET G-012-N11		Insurance Company
		OMNIBUS WRAPPED	DES MOINES IA 50392-9992
LIFETIME 2025	47.66	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK	Delaware	Delaware Charter
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST		Guarantee and
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50309-2732		Trust
LIFETIME 2030	60.83	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK	Iowa	Principal Life
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET		Insurance Company
			DES MOINES IA 50392-9992
LIFETIME 2035	39.84	PRINCIPAL LIFE INSURANCE CO CUST	ATTN NPIO TRADE DESK	Iowa	Principal Life
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET G-012-N11		Insurance Company
		OMNIBUS WRAPPED	DES MOINES IA 50392-9992
LIFETIME 2035	52.40	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK	Delaware	Delaware Charter
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST		Guarantee and
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50309-2732		Trust
LIFETIME 2040	64.32	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK	Iowa	Principal Life
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET		Insurance Company
			DES MOINES IA 50392-9992
LIFETIME 2045	35.41	PRINCIPAL LIFE INSURANCE CO CUST	ATTN NPIO TRADE DESK	Iowa	Principal Life
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET G-012-N11		Insurance Company
		OMNIBUS WRAPPED	DES MOINES IA 50392-9992
LIFETIME 2045	60.78	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK	Delaware	Delaware Charter
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST		Guarantee and
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50309-2732		Trust
LIFETIME 2050	25.47	DELAWARE CHARTER GUARANTEE &	74602 LAVENDER WAY	Delaware	Delaware Charter
		TRUST	PALM DESERT CA 92260-3143		Guarantee and
		SUNRISE GOLF INC INDIV 401K PSP			Trust
		FBO MARK A TANSEY

				Jurisdiction
				Under
				Which Control
				Person is
				Organized
	Percent			(when control	Parent of Control
	of			person is a	Person (when control
Fund	Ownership	Shareholder Name	Shareholder Address	company)	person is a company)
LIFETIME 2050	67.10	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK	Iowa	Principal Life
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET		Insurance Company
			DES MOINES IA 50392-9992
LIFETIME 2055	30.07	DCGT AS TTEE AND/OR CUST	ATTN NPIO TRADE DESK	Delaware	Delaware Charter
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH ST		Guarantee and
		QUALIFIED PRIN ADVTG OMNIBUS	DES MOINES IA 50309-2732		Trust
LIFETIME 2055	61.53	PRINCIPAL LIFE INSURANCE CO CUST	ATTN NPIO TRADE DESK	Iowa	Principal Life
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET G-012-N11		Insurance Company
		OMNIBUS WRAPPED	DES MOINES IA 50392-9992
LIFETIME STRATEGIC	58.56	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK	Iowa	Principal Life
INCOME		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET		Insurance Company
			DES MOINES IA 50392-9992
MIDCAP GROWTH	28.83	DELAWARE CHARTER GUARANTEE &	15415 73RD ST	Delaware	Delaware Charter
		TRUST	KENOSHA WI 53142-8841		Guarantee and
		PAUL MANRING BUSINESS INDIV 401K			Trust
		FBO PAUL H MANRING
MIDCAP GROWTH III	60.85	PRINCIPAL LIFE INSURANCE CO	ATTN RIS NPIO TRADE DESK	Iowa	Principal Life
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET		Insurance Company
			DES MOINES IA 50392-9992
MIDCAP S&P 400 INDEX	71.65	PHILIP KEITH GOOD INDY 401K	505 E GROVE ST	Delaware	Delaware Charter
		401(K) PLAN PHILIP KEITH GOOD TR	BLOOMINGTON IL 61701-5317		Guarantee and
					Trust
MIDCAP VALUE I	68.53	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK	Iowa	Principal Life
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET		Insurance Company
			DES MOINES IA 50392-9992
MIDCAP VALUE II	54.91	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK	Iowa	Principal Life
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET		Insurance Company
			DES MOINES IA 50392-9992
MONEY MARKET	36.93	NFS LLC FEBO	1069 LINCOLN AVE	Delaware	FMR LLC.
		WAMU INVESTMENTS INC	SAN DIEGO CA 92103-2319
		IRA ROLLOVER FBO CYNTHIA E HIGHT
MORTGAGE	40.61	SAM BALANCED PORTFOLIO PIF	ATTN MUTUAL FUND ACCOUNTING -H221	Maryland	Principal Funds, Inc.
SECURITIES			711 HIGH ST
			DES MOINES IA 50392-0001
PRINCIPAL CAPITAL	34.85	NFS LLC FEBO	685 4TH AVE	Delaware	FMR LLC.
APPRECIATION		WAMU INVESTMENTS, INC.	REDWOOD CITY CA 94063-3816
		IRA SEPP FBO ROSA E DIAZ

				Jurisdiction
				Under
				Which Control
				Person is
				Organized
	Percent			(when control	Parent of Control
	of			person is a	Person (when control
Fund	Ownership	Shareholder Name	Shareholder Address	company)	person is a company)
SAM BALANCED PORT	31.33	NFS LLC FEBO	280 BOYLSTON STREET APT 606	Delaware	FMR LLC.
		ARNOLD & MADELYN SCHREIDER TTEE	CHESTNUT HILL MA 02467-1906
		ARNOLD & MADELYN SCHREIDER
		IRREV INCOME TR, U/A 10/7/05
SAM FLEXIBLE INCOME	39.21	NFS LLC FEBO	5766 CLOVER VALLEY RD SE	Delaware	FMR LLC.
PORT		MARVIN WELCH	PORT ORCHARD WA 98367-9056
		BERTHA WELCH
SHORT-TERM BOND	35.28	PERSHING LLC	P.O. BOX 2052	New York	The Bank of New
			JERSEY CITY NJ 07303-2052		York Mellon
SHORT-TERM INCOME	26.18	SAM FLEXIBLE INCOME PORTFOLIO PIF	ATTN MUTUAL FUND ACCOUNTING-H221	Maryland	Principal Funds, Inc.
			711 HIGH ST
			DES MOINES IA 50392-0001
SHORT-TERM INCOME	29.26	SAM BALANCED PORTFOLIO PIF	ATTN MUTUAL FUND ACCOUNTING -H221	Maryland	Principal Funds, Inc.
			711 HIGH ST
			DES MOINES IA 50392-0001
SMALLCAP GROWTH I	33.08	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK	Iowa	Principal Life
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET		Insurance Company
			DES MOINES IA 50392-9992
SMALLCAP GROWTH II	83.73	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK	Iowa	Principal Life
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET		Insurance Company
			DES MOINES IA 50392-9992
SMALLCAP S&P 600	41.16	DELAWARE CHARTER GUARANTEE &	15415 73RD ST	Delaware	Delaware Charter
INDEX		TRUST	KENOSHA WI 53142-8841		Guarantee and
		PAUL MANRING BUSINESS INDIV 401K			Trust
		FBO PAUL H MANRING
SMALLCAP VALUE I	64.57	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK	Iowa	Principal Life
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET		Insurance Company
			DES MOINES IA 50392-9992
SMALLCAP VALUE II	91.87	PRINCIPAL LIFE INSURANCE CO	ATTN: RIS NPIO TRADE DESK	Iowa	Principal Life
		FBO PRINCIPAL FINANCIAL GROUP	711 HIGH STREET		Insurance Company
			DES MOINES IA 50392-9992
TAX EXEMPT BOND	37.66	NFS LLC FEBO	232 BELMONT AVE E APT 501	Delaware	FMR LLC.
		PHILIP J HOWRIGAN	SEATTLE WA 98102-6305

The Directors and Officers of the Fund, member companies of the Principal Financial Group, and certain other persons may purchase shares of the Funds without the payment of any sales charge. The sales charge is waived on these transactions because there are either no distribution costs or only minimal distribution costs associated with the transactions. For a description of the persons entitled to a waiver of sales charge in connection with their purchase of shares of the Funds, see the discussion of the waiver of sales charges under the caption "Choosing a Share Class" in the prospectus for the Class A, B, and C shares.

The Principal LifeTime Funds, SAM Portfolios, or Principal Life Insurance Company will vote in the same proportion as shares of the Funds owned by other shareholders. Therefore, neither the Principal LifeTime Funds, SAM Portfolios nor
Principal Life Insurance Company exercise voting discretion.

The By-laws of the Fund sets the quorum requirement (a quorum must be present at a meeting of shareholders for business to be transacted). The By-laws of the Fund states that a quorum is "The presence in person or by proxy of one-third of the shares of each Fund outstanding at the close of business on the Record Date constitutes a quorum for a meeting of that Fund."

Certain proposals presented to shareholders for approval require the vote of a "majority of the outstanding voting securities," which is a term defined in the 1940 Act to mean, with respect to a Fund, the affirmative vote of the lesser of
1) 67% or more of the voting securities of the Fund present at the meeting of that Fund, if the holders of more than
50% of the outstanding voting securities of the Fund are present in person or by proxy, or 2) more than 50% of the outstanding voting securities of the Fund (a "Majority of the Outstanding Voting Securities").

Principal Holders of Securities
The Fund is unaware of any persons who own beneficially more than 5% of the Fund's outstanding shares. The following list identifies the shareholders of record who own 5% or more of any class of the Fund's outstanding shares as of February 4, 2009. The list is presented in alphabetical order by fund.

	Percentage
Fund/Class	of Ownership	Name of Owner	Address of Owner

BOND & MORTGAGE SECURITIES (C)	7.81	MLPF&S FOR THE SOLE	ATTN FUND ADMINISTRATION
		BENEFIT OF ITS CUSTOMERS	4800 DEER LAKE DR E FL 3
			JACKSONVILLE FL 32246-6484

Management Ownership
As of February 4, 2009, the Officers and Directors of the Fund as a group owned less than 1% of the outstanding shares of any Class of any of the Funds.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisors
The Manager of the Fund is Principal Management Corporation (“Principal”), a wholly owned subsidiary of Principal
Financial Services, Inc. Principal is an affiliate of Principal Life. The address of Principal is the Principal Financial
Group, Des Moines, Iowa 50392. Principal was organized on January 10, 1969, and since that time has managed various mutual funds sponsored by Principal Life.

On or about July 1, 2009, Principal will provide investment advisory services with respect to 10-40% of the assets of the following Funds: International Fund I, International Value Fund I, LargeCap Blend Fund II, LargeCap Growth
Fund I, LargeCap Growth Fund II, LargeCap Value Fund I, LargeCap Value Fund III, MidCap Growth Fund III, MidCap
Value Fund I, SmallCap Growth Fund I, SmallCap Growth Fund II, SmallCap Value Fund I, and SmallCap Value
Fund II.

Principal also provides a substantial part of the investment advisory services to each of the Principal LifeTime Funds directly, while engaging a Sub-Advisor to provide asset allocation services to those Funds.

Principal implemented a cash management program in the following Funds: International I, International Value I,
LargeCap Blend I, LargeCap Blend II, LargeCap Growth I, LargeCap Growth II, LargeCap Value I, LargeCap Value III,
MidCap Growth III, MidCap Value I, SmallCap Growth I, SmallCap Growth II, SmallCap Value I, and SmallCap
Value II. Principal will invest the cash, which comprises a very small portion of the funds’ portfolios, in money market investments and in stock index futures contracts based on the Fund’s market cap to gain exposure to the market.

Principal has executed agreements with various Sub-Advisors. Under those Sub-Advisory agreements, the Sub-
Advisor agrees to assume the obligations of Principal to provide investment advisory services for a specific Fund. For these services, each Sub-Advisor is paid a fee by Principal.

Sub-Advisor:	AllianceBernstein L.P. ("AllianceBernstein") provides investment advisory services. AXA, AXA
Financial, Inc., AXA Equitable Life Insurance Company ("AXA Equitable"), and certain subsidiaries of
AXA Equitable directly and indirectly represent a controlling economic interest in AllianceBernstein.
AllianceBernstein is located at 1345 Avenue of the Americas, New York, NY 10105.

Fund(s):	a portion of the assets of SmallCap Growth I and a portion of the assets of LargeCap Value III

Sub-Advisor:	American Century Investment Management, Inc. ("American Century") provides investment advisory services and was founded in 1958. American Century Investment Management is a direct, wholly-
owned subsidiary of American Century Companies, Inc. Its office is located in the American Century
Tower at 4500 Main Street, Kansas City, MO 64111.

Fund(s):	a portion of the assets of LargeCap Growth II

Sub-Advisor:	AXA Rosenberg Investment Management LLC (“AXA Rosenberg”) provides investment advisory services to a number of institutional investors. AXA Rosenberg is wholly-owned by AXA Rosenberg
Group LLC. AXA Rosenberg's address is 4 Orinda Way, Building E, Orinda, CA 94563.

Fund(s):	a portion of the assets of International Value I

Sub-Advisor:	Barrow, Hanley, Mewhinney & Strauss ("BHMS") is an investment advisory firm that was founded in
1979. It is registered as an investment adviser under the Investment Advisers Act of 1940. BHMS manages investments for institutional investors. It is a wholly owned subsidiary of Old Mutual Asset
Managers (US) LLC, which is a wholly owned subsidiary of Old Mutual plc. BHMS's address is 2200
Ross Avenue, 31st Floor, Dallas, Texas 75201.

Fund(s):	a portion of the assets of MidCap Value III

Sub-Advisor:	BlackRock Financial Management, Inc., ("BFM"), 40 East 52nd Street, New York, New York 10022, is a
wholly-owned subsidiary of BlackRock, Inc., a public company, and is registered as an investment adviser under the Advisers Act.

Fund(s):	Inflation Protection

Sub-Advisor:	Brown Investment Advisory Incorporated (“Brown”) was founded in 1993 and is located at 901 South
Bond Street, Suite 400, Baltimore, Maryland 21231. Brown is a wholly-owned subsidiary of Brown
Investment Advisory & Trust Company, which is a wholly-owned subsidiary of Brown Advisory Holdings
Incorporated.

Fund(s):	a portion of the assets of LargeCap Growth I

Sub-Advisor:	Causeway Capital Management LLC (“Causeway”) provides investment advisory services to institutional clients and funds. Causeway is owned by Sarah Ketterer, Harry Hartford, Evercore
Investments L.L.C., and other Causeway employees. Causeway's address is 11111 Santa Monica
Boulevard, Suite 1500, Los Angeles, CA 90025.

Fund(s):	a portion of the assets of International Value I

Sub-Advisor:	ClearBridge Advisors, LLC (“ClearBridge”) 620 8th Avenue, New York, NY 10018 is registered as an investment adviser under the Advisers Act. ClearBridge Advisors, LLC is a wholly-owned subsidiary of
Legg Mason, Inc.

Fund(s):	a portion of the assets of LargeCap Blend II

Sub-Advisor:	Columbus Circle Investors (“CCI”) is an affiliate of PGI and a member of the Principal Financial Group.
CCI provides investment advisory services and was founded in 1975. Its address is Metro Center, One
Station Place, Stamford, CT 06902.

Fund(s):	LargeCap Growth, MidCap Growth and a portion of the assets of SmallCap Growth I

Sub-Advisor:	Dimensional Fund Advisors Inc. (“Dimensional”), located at 1299 Ocean Avenue, Santa Monica, CA
90401, is a registered investment advisor. Dimensional is controlled by Dimensional Holdings Inc. and
Dimensional Holdings LLC.

Fund(s):	a portion of the assets of SmallCap Value II

Sub-Advisor:	Edge Asset Management, Inc. ("Edge") is an affiliate of Principal and a member of the Principal
Financial Group. Edge has been in the business of investment management since 1944. Its address is
601 Union Street, Suite 2200, Seattle, WA 98101-1377.

Fund(s):	Equity Income, Government & High Quality Bond, High Yield, Income, Principal Capital Appreciation,
Short-Term Income, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM
Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio

Sub-Advisor:	Emerald Advisers, Inc. (“Emerald”) is a wholly owned subsidiary of Emerald Asset Management.
Emerald provides professional investment advisory services to institutional investors and the general public. Emerald's offices are located at 1703 Oregon Pike Road, Suite 101, Lancaster, PA 17601.

Fund(s):	a portion of the assets of SmallCap Growth II

Sub-Advisor:	Essex Investment Management Company, LLC (“Essex”) is a Boston-based management firm which specializes in growth equity investments. Essex manages portfolios for corporations, endowments, foundations, municipalities, public funds, Taft-Hartley accounts, and private clients. Essex offers a range of growth equity strategies and employs proprietary fundamental research combined with active portfolio management. Essex Investment Management is majority owned by Affiliated Managers
Group, Inc., a publically reporting diversified asset management company. Its address is 125 High
Street, 29th Floor, Boston, MA 02110.

Fund(s):	a portion of the assets of SmallCap Growth II

Sub-Advisor:	Goldman Sachs Asset Management, L.P. ("GSAM") has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman, Sachs & Co. GSAM's principal office is located at 32
Old Slip, New York, NY 10005.

Fund(s):	LargeCap Blend I and a portion of the assets of MidCap Value I

Sub-Advisor:	Guggenheim Investment Management, LLC ("Guggenheim") was founded in 2001. Its main office is located at 135 East 57th Street, 6th Floor, New York, New York 10022. Guggenheim is controlled by
Guggenheim Capital, LLC.

Fund(s):	a portion of the assets of Global Diversified Income

Sub-Advisor:	Jacobs Levy Equity Management, Inc. ("Jacobs Levy") provides investment advice based upon quantitative equity strategies. The firm focuses on detecting opportunities in the U.S. equity market and attempting to profit from them through engineered, risk-controlled portfolios. Based in Florham Park,
New Jersey, Jacobs Levy is focused exclusively on the management of U.S. equity separate accounts for institutional clients. Jacobs Levey is co-owned Bruce Jacobs and Kenneth Levy. Its address is 100
Campus Drive, Florham Park, NJ 07932-0650.

Fund(s):	a portion of the assets of MidCap Growth Fund III

Sub-Advisor:	J.P. Morgan Investment Management Inc. ("J.P. Morgan"), 245 Park Avenue, New York, NY 10167 is
an indirect wholly owned subsidiary of JPMorgan Chase & Co. ("JPMorgan"), a bank holding company.
J.P. Morgan offers a wide range of services to governmental, institutional, corporate, and individual customers and acts as investment advisor to individual and institutional clients.

Fund(s):	a portion of the assets of SmallCap Value I, and a portion of the assets of High Yield I

Sub-Advisor:	Los Angeles Capital Management and Equity Research, Inc. ("LA Capital") provides investment advisory services and is an independent, employee-owned firm. It is located at 11150 Santa Monica
Boulevard, Los Angeles, CA 90025.

Fund(s):	a portion of the assets of MidCap Value I and a portion of the assets of SmallCap Value II

Sub-Advisor:	Mellon Capital Management Corporation (“Mellon Capital”), 500 Grant Street, Suite 4200, Pittsburgh,
PA 15258. Mellon Capital provides investment advisory services and is a wholly owned subsidiary of
Mellon Financial Corporation (“Mellon”).

Fund(s):	a portion of the assets of MidCap Growth III and a portion of the assets of SmallCap Value I

Sub-Advisor:	Montag & Caldwell, Inc. (“M&C”) was founded in 1945 and is located at 3455 Peachtree Rd., NE, Suite
1200, Atlanta, Georgia 30326. M&C is a wholly-owned subsidiary of Fortis Bank SA/NV which is controlled by BNP Paribas.

Fund(s):	a portion of the assets of LargeCap Growth II

Sub-Advisor:	Neuberger Berman Fixed Income, LLC (“Neuberger Berman”) previously Lehman Brothers Asset
Management LLC, 190 South LaSalle Street, Chicago, IL 60603, is a wholly-owned subsidiary of
Neuberger Berman Group, LLC, a publicly-owned holding company. Neuberger Berman offers a wide range of investment advisory services to meet the needs of clients with diverse investment objectives.

Fund(s):	a portion of the assets of High Yield I

Sub-Advisor:	Pacific Investment Management Company LLC (“PIMCO”), a Delaware limited liability company, is a majority owned subsidiary of Allianz Global Investors of America L.P., (“AGI LP”). Allianz SE is the
indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company. PIMCO is located at 840 Newport Center Drive, Newport Beach,
CA 92660.

Fund(s):	Core Plus Bond I

Sub-Advisor:	Principal Global Investors, LLC (“PGI”) is an indirect wholly owned subsidiary of Principal Life
Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed-income, and real estate investments primarily for institutional investors, including
Principal Life. PGI’s headquarters address is 801 Grand Avenue, Des Moines, IA 50392. Its other primary asset management office is in New York, with asset management offices of affiliate advisors in several non-U.S. locations including London, Sydney and Singapore.

Fund(s):	Bond & Mortgage Securities, Disciplined LargeCap Blend, Diversified International, High Quality
Intermediate-Term Bond, International Emerging Markets, International Growth, LargeCap S&P 500
Index, LargeCap Value, MidCap Blend, MidCap S&P 400 Index, Money Market, Principal LifeTime
2010, Principal LifeTime 2015, Principal LifeTime 2020, Principal LifeTime 2025, Principal LifeTime
2030, Principal LifeTime 2035, Principal LifeTime 2040, Principal LifeTime 2045, Principal LifeTime
2050, Principal LifeTime 2055, Principal LifeTime Strategic Income, Short-Term Bond, SmallCap
Blend, SmallCap Growth, SmallCap S&P 600 Index, SmallCap Value, a portion of the assets of Global
Diversified Income, and a portion of the assets of MidCap Value III.

Sub-Advisor:	Principal Real Estate Investors, LLC ("Principal - REI"), an indirect wholly owned subsidiary of Principal
Life, an affiliate of Principal, and a member of the Principal Financial Group, was founded in 2000. It manages investments for institutional investors, including Principal Life. Principal-REI's address is 801
Grand Avenue, Des Moines, IA 50392.

Fund(s):	Global Real Estate Securities, Real Estate Securities, and a portion of the assets of Global Diversified
Income

Sub-Advisor:	Pyramis Global Advisors, LLC ("Pyramis") provides investment advisory services. Pyramis is owned by
Pyramis Global Advisors Holdings Corp. and is located at 900 Salem Street, Smithfield, RI 02917.

Fund(s):	a portion of the assets of International I

Sub-Advisor:	Schroder Investment Management North America Inc. (“Schroder Inc.”) is an indirect wholly-owned subsidiary of Schroders plc, a public company that is an asset manager listed on the London Stock
Exchange.

Fund(s):	a portion of the assets of International I

Sub-Advisor:	Spectrum Asset Management, Inc. ("Spectrum") is an indirect subsidiary of Principal Life, an affiliate of
PGI and a member of the Principal Financial Group. Spectrum provides investment advisory services and was founded in 1987. Its address is 4 High Ridge Park, Stamford, CT 06905.

Fund(s):	Preferred Securities and a portion of the assets of Global Diversified Income

Sub-Advisor:	T. Rowe Price Associates, Inc. ("T. Rowe Price"), a wholly owned subsidiary of T. Rowe Price Group,
Inc., a financial services holding company, has over 70 years of investment management experience.
T. Rowe Price is located at 100 East Pratt Street, Baltimore, MD 21202.

Fund(s):	a portion of the assets of LargeCap Blend II and a portion of the assets of LargeCap Growth I

Sub-Advisor:	Thompson, Siegel & Walmsley LLC (“TS&W”) is located at 6806 Paragon Place, Suite 300, Richmond,
VA 23230. TS&W is a limited liability company and a SEC registered investment advisor founded in
1969. TS&W offers investment advisory services to governmental, institutional, corporate and individual clients. TS&W is a majority owned subsidiary of Old Mutual (US) Holdings Inc., a subsidiary of Old Mutual plc.

Fund(s):	a portion of the assets of LargeCap Value I

Sub-Advisor:	Tortoise Capital Advisors, L.L.C. (“Tortoise”) is located at 11550 Ash Street, Suite 300, Leawood,
Kansas 66211. Tortoise specializes in managing portfolios of investments in MLPs and other energy companies. Tortoise was formed in October 2002 to provide portfolio management services to institutional and high-net worth investors seeking professional management of their MLP investments.
Tortoise is managed by its five managing directors and is wholly-owned by Tortoise Holdings, LLC.
Mariner Holdings, LLC owns a majority interest in Tortoise Holdings, LLC with the remaining interests held by Tortoise's five managing directors and certain other senior Tortoise employees.

Fund(s):	a portion of the assets of Global Diversified Income

Sub-Advisor:	Turner Investment Partners, Inc. ("Turner") provides investment advisory services and was founded in
1990. Robert E. Turner is the Chairman and controlling shareholder of Turner. Its address is 1205
Westlakes Drive, Suite 100, Berwyn, PA 19312.

Fund(s):	a portion of the assets of MidCap Growth III

Sub-Advisor:	UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), a Delaware corporation located at
One North Wacker, Chicago, IL 60606, is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the
"Group") of UBS AG.

Fund(s):	a portion of the assets of LargeCap Value I

Sub-Advisor:	Van Kampen Asset Management ("Van Kampen"), 522 Fifth Avenue, New York, NY 10036. Van
Kampen is an indirect wholly owned subsidiary of Morgan Stanley, a publicly held global financial services company. Van Kampen provides investment advice to a wide variety of individual, institutional, and investment company clients.

Fund(s):	California Municipal and Tax-Exempt Bond

Sub-Advisor:	Vaughan Nelson Investment Management, LP ("Vaughan Nelson") provides investment advisory services and is located at 600 Travis Street, Suite 6300, Houston, Texas 77002. Founded in 1970,
Vaughan Nelson is a subsidiary of Natixis Global Asset Management, L.P.
Fund(s):	a portion of the assets of SmallCap Value II

Sub-Advisor:	Westwood Management Corp. ("Westwood"), a New York corporation formed in 1983, is a wholly owned subsidiary of Westwood Holdings Group, Inc., an institutional asset management company.
Westwood's principal place of business is located at 200 Crescent Court, Suite 1200, Dallas, Texas
75201.

Fund(s):	a portion of the assets of LargeCap Value III

The Sub-Sub-Advisors

PGI has entered into a sub-sub-advisory agreement with Spectrum for the Bond & Mortgage Securities and High Quality Intermediate-Term Bond Funds. Under the agreement, the sub-sub-advisor agrees to manage the day-to-day investment of the Funds' assets allocated to it consistent with the Funds' investment objectives, policies and restrictions and will be responsible for, among other things, placing all orders for the purchase and sale of portfolio securities, subject to supervision and monitoring by the Sub-Advisor and oversight by the Board. Each firm, at its own expense, will provide all investment, management, and administrative personnel, facilities, and equipment necessary for the investment advisory services which it conducts for the Funds.

Under the agreement, PGI pays the sub-sub-advisor a fee which is accrued daily and paid monthly (calculated as percentage of the average daily net assets managed by the firm). Entering into these agreements does not change the management fee that the Fund pays Principal under its Management Agreement or the sub-advisory fee that Principal pays PGI under its sub-advisory agreement. PGI, and not the Fund, will bear the expenses of the services that each of the sub-sub-advisors provides to the Fund under the agreements.

Principal and Schroder Investment Management North America Inc. ("Schroder Inc.") have entered into a sub-subadvisory agreement with Schroder Investment Management North America Limited ("Schroder Limited") for the portion of the International Fund I’s portfolio assets allocated to Schroder Inc. Under the agreement, Schroder Limited agrees to manage the day-to-day investment of the Fund’s assets allocated to it consistent with the Fund’s investment objectives, policies and restrictions and will be responsible for, among other things, placing all orders for the purchase and sale of portfolio securities, subject to supervision and monitoring by Schroder Inc. and oversight by the Board. Each firm, at its own expense, will provide all investment, management, and administrative personnel, facilities, and equipment necessary for the investment advisory services which it conducts for the Fund.

Under the agreement, Schroder Inc. pays Schroder Limited a fee which is accrued daily and paid monthly (calculated as percentage of the average daily net assets managed by the firm). Entering into these agreements does not change the management fee that the Fund pays Principal under its Management Agreement or the sub-advisory fee that
Principal pays Schroder Inc. under its sub-advisory agreement. Schroder Inc., and not the Fund, will bear the expenses of the services that Schroder Limited provides to the Fund under the agreements.

Affiliated Persons of the Fund Who are Affiliated Persons of the Advisor
For information about affiliated persons of the Fund who are also affiliated persons of Principal or affiliated advisors, see the Interested Director and Officer tables in the “Management” section.

Codes of Ethics
The Fund, Principal, each of the Sub-Advisors and PFD have adopted Codes of Ethics ("Codes") under Rule 17j-1 of the 1940 Act. Principal has also adopted such a Code under Rule 204A-1 of the Investment Advisers Act of 1940.
These Codes are designed to prevent persons with access to information regarding the portfolio trading activity of a
Fund from using that information for their personal benefit. In certain circumstances, personal securities trading is permitted in accordance with procedures established by the Codes. The Boards of Directors of Principal, the Fund,
and PFD, and each of the Sub-Advisors, periodically review their respective Codes. The Codes are on file with, and available from, the Securities and Exchange Commission. A copy of the Fund's Code will also be provided upon request, which may be made by contacting the Fund.

The management fee schedules for the Funds are as follows (expressed as a percentage of average net assets):

	First $500	Next $500	Next $500	Over $1.5
Fund	million	million	million	billion
Disciplined LargeCap Blend	0.60%	0.58%	0.56%	0.55%
Global Real Estate Securities	0.90	0.88	0.86	0.85
High Quality Intermediate-Term Bond	0.40	0.38	0.36	0.35
High Yield I	0.65	0.63	0.61	0.60
Inflation Protection	0.40	0.38	0.36	0.35
International I	1.10	1.08	1.06	1.05
International Emerging Markets	1.20	1.18	1.16	1.15
International Growth	1.00	0.98	0.96	0.95
International Value I	1.10	1.08	1.06	1.05
LargeCap Blend I	0.45	0.43	0.41	0.40
LargeCap Blend II	0.75	0.73	0.71	0.70
LargeCap Growth I	0.75	0.73	0.71	0.70
LargeCap Growth II	0.95	0.93	0.91	0.90
LargeCap Value	0.45	0.43	0.41	0.40
LargeCap Value I	0.80	0.78	0.76	0.75
MidCap Blend	0.65	0.63	0.61	0.60
MidCap Growth	0.65	0.63	0.61	0.60
MidCap Growth III	1.00	0.96	0.94	0.92
MidCap Value I	1.00	0.98	0.96	0.95
MidCap Value III	0.65	0.63	0.61	0.60
Preferred Securities	0.75	0.73	0.71	0.70
Real Estate Securities	0.85	0.83	0.81	0.80
Short-Term Bond	0.40	0.38	0.36	0.35
SmallCap Blend	0.75	0.73	0.71	0.70
SmallCap Growth	0.75	0.73	0.71	0.70
SmallCap Growth I	1.10	1.08	1.06	1.05
SmallCap Growth II	1.00	0.98	0.96	0.95
SmallCap Value	0.75	0.73	0.71	0.70
SmallCap Value I	1.00	0.98	0.96	0.95
SmallCap Value II	1.00	0.98	0.96	0.95
Tax-Exempt Bond	0.50	0.48	0.46	0.45

All
Fund	Assets
Principal LifeTime 2010	0.03%
Principal LifeTime 2015	0.03%
Principal LifeTime 2020	0.03%
Principal LifeTime 2025	0.03%
Principal LifeTime 2030	0.03%
Principal LifeTime 2035	0.03%
Principal LifeTime 2040	0.03%
Principal LifeTime 2045	0.03%
Principal LifeTime 2050	0.03%
Principal LifeTime 2055	0.03%
Principal LifeTime Strategic Income	0.03%

*
	First $500	Next $500	Next $500	Next $500	Next $1	Over $3
Fund	million	million	million	million	billion	billion
Bond & Mortgage Securities	0.55%	0.53%	0.51%	0.50%	0.48%	0.45%
Diversified International	0.90	0.88	0.86	0.85	0.83	0.80
Global Diversified Income	0.80	0.78	0.76	0.75	0.73	0.70
LargeCap Value III	0.80	0.78	0.76	0.75	0.73	0.70
Money Market	0.40	0.39	0.38	0.37	0.36	0.35

	First $1.0	Over $1.0
Fund	billion	billion
California Municipal	0.50%	0.45%

	First $500	Next $500	Next $500	Next $500	Next $500	Over $2.5
Fund	million	million	million	million	million	billion
Core Plus Bond I	0.60%	0.58%	0.56%	0.55%	0.53%	0.50%

	First $250	Next $250	Over $500
Fund	million	million	million
Equity Income	0.60%	0.55%	0.50%

	First $2	Over $2
Fund	billion	billion
Government & High Quality Bond	0.50%	0.45%
Income	0.50	0.45

	First $250	Over $250
Fund	million	million
High Yield	0.625%	0.500%

	First $500	Next $500	Next $1	Next $1	Over $3
Fund	million	million	billion	billion	billion
LargeCap Growth	0.68%	0.65%	0.62%	0.58%	0.55%

All
Fund	Assets
LargeCap S&P 500 Index	0.15%
MidCap S&P 400 Index	0.15
SmallCap S&P 600 Index	0.15

	First $500	Next $500	Over $1
Fund	million	million	billion
Principal Capital Appreciation	0.625%	0.500%	0.375%

	First $500	Next $500	Next $1	Next $1	Next $1	Next $1	Over $5
Fund	million	million	billion	billion	billion	billion	billion
SAM Balanced Portfolios*	0.55%	0.50%	0.45%	0.40%	0.35%	0.30%	0.25%
SAM Conservative Balanced Portfolio*	0.55	0.50	0.45	0.40	0.35	0.30	0.25
SAM Conservative Growth Portfolio*	0.55	0.50	0.45	0.40	0.35	0.30	0.25
SAM Flexible Income Portfolio*	0.55	0.50	0.45	0.40	0.35	0.30	0.25
SAM Strategic Growth Portfolio*	0.55	0.50	0.45	0.40	0.35	0.30	0.25

* Breakpoints based on aggregate SAM Portfolio net assets

	First $200	Next $300	Over $500
Fund	million	million	million
Short-Term Income	0.50%	0.45%	0.40%

Each Fund pays all of its operating expenses, except those Funds for which Principal has agreed to pay such expenses. Under the terms of the Management Agreement, Principal is responsible for paying the expenses associated with the organization of each Fund, including the expenses incurred in the initial registration of the Funds with the Securities and Exchange Commission, compensation of personnel, officers and directors who are also affiliated with Principal, and expenses and compensation associated with furnishing office space and all necessary office facilities and equipment and personnel necessary to perform the general corporate functions of the Fund.
Portfolio accounting services are provided to each Fund by the Manager, under the terms of the Management
Agreement. Principal Shareholder Services, Inc., a wholly owned subsidiary of Principal, provides transfer agent services for Class A, B, C, J, R-1, R-2, R-3, R-4, R-5, and Institutional Class shares, including qualifying shares of the
Fund for sale in states and other jurisdictions, for each Fund pursuant to an additional agreement with the Fund.
Principal is also responsible for providing certain shareholder services to the R-1, R-2, R-3, R-4 and R-5 share classes pursuant to an additional agreement.

The Manager has contractually agreed to limit the Fund's expenses (excluding interest the Funds incur in connection with investments they make) on certain share classes of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each respective class on an annualized basis. The expenses borne by the
Manager are subject to reimbursement by the Funds through the expiration date, provided no reimbursement will be made if it would result in the Funds’ exceeding the total operating expense limits. The operating expense limits and the agreement terms are as follows:

					Institutional
	Class A	Class B	Class C	Class J	Class	Expiration
Bond & Mortgage Securities Fund	0.94%	1.60%	1.75%*	N/A	N/A	06/30/2010
Core Plus Bond Fund I	N/A	N/A	N/A	N/A	0.65%	02/28/2010
Disciplined LargeCap Blend Fund	N/A	N/A	1.82%	N/A	N/A	02/28/2010
Diversified International Fund	N/A	N/A	2.08%	N/A	N/A	02/28/2010
Global Diversified Income Fund	1.25%	N/A	2.00%	1.40%	0.90%	02/28/2010
Global Real Estate Securities Fund	1.45%	N/A	2.20%	N/A	0.95%	02/28/2010
Government & High Quality Bond Fund	0.81%	1.65%	1.63%	1.00%	N/A	02/28/2010
Income Fund	0.90%	1.64%	1.65%	1.10%***	N/A	02/28/2010
Inflation Protection Fund	0.90%	N/A	1.65%	1.15%	N/A	02/28/2010
International Emerging Markets Fund	N/A	N/A	2.80%	N/A	N/A	02/28/2010
International Growth Fund	1.60%	N/A	2.35%	N/A	N/A	02/28/2010
International Value Fund I	N/A	N/A	N/A	N/A	1.13%	02/28/2010
LargeCap Blend Fund I	N/A	N/A	1.90%	N/A	N/A	02/28/2010
LargeCap Blend Fund II	N/A	N/A	2.20%	N/A	N/A	02/28/2010
LargeCap Growth Fund I	N/A	N/A	2.20%	N/A	N/A	02/28/2010
LargeCap Growth Fund II	1.70%	N/A	2.45%	N/A	N/A	02/28/2010
LargeCap S&P 500 Index Fund	N/A	N/A	1.30%	N/A	N/A	02/28/2010
LargeCap Value Fund	N/A	N/A	1.70%	N/A	N/A	02/28/2010
LargeCap Value Fund III	1.15%	1.90%	1.90%	N/A	N/A	10/31/2009
MidCap Blend Fund	N/A	N/A	1.95%	N/A	N/A	02/28/2010
MidCap Growth Fund III	1.75%**	2.50%	2.50%*	N/A	N/A	06/30/2010

					Institutional
	Class A	Class B	Class C	Class J	Class	Expiration
MidCap Growth Fund I	1.35%	2.10%	2.10%	1.75%	N/A	10/31/2009
MidCap Value Fund I	1.35%	2.10%	2.10%	1.75%*	N/A	10/31/2009
Money Market Fund	N/A	N/A	1.79%	N/A	N/A	02/28/2010
Preferred Securities Fund	1.00%	N/A	1.75%	N/A	N/A	02/28/2010
Principal LifeTime 2010 Fund	0.50%	N/A	N/A	N/A	N/A	02/28/2010
Principal LifeTime 2015 Fund	N/A	N/A	N/A	N/A	0.1725%	02/28/2010
Principal LifeTime 2020 Fund	0.50%	1.25%	N/A	N/A	N/A	02/28/2010
Principal LifeTime 2025 Fund	N/A	N/A	N/A	N/A	0.1725%	02/28/2010
Principal LifeTime 2030 Fund	0.50%	1.25%	N/A	N/A	N/A	02/28/2010
Principal LifeTime 2035 Fund	N/A	N/A	N/A	N/A	0.1725%	02/28/2010
Principal LifeTime 2040 Fund	0.50%	1.25%	N/A	N/A	N/A	02/28/2010
Principal LifeTime 2045 Fund	N/A	N/A	N/A	N/A	0.1725%	02/28/2010
Principal LifeTime 2050 Fund	0.50%	1.25%	N/A	N/A	N/A	02/28/2010
Principal LifeTime 2055 Fund	N/A	N/A	N/A	N/A	0.1725%	02/28/2010
Principal LifeTime Strategic Income Fund	0.50%	1.25%	N/A	N/A	N/A	02/28/2010
Real Estate Securities Fund	1.28%	2.08%	1.98%	N/A	N/A	02/28/2010
SAM Balanced Portfolio	N/A	N/A	N/A	0.95%	N/A	02/28/2010
SAM Conservative Balanced Portfolio	N/A	N/A	N/A	0.95%	N/A	02/28/2010
SAM Conservative Growth Portfolio	N/A	N/A	N/A	0.95%	N/A	02/28/2010
SAM Flexible Income Portfolio	N/A	N/A	N/A	0.95%	N/A	02/28/2010
SAM Strategic Growth Portfolio	N/A	N/A	N/A	0.95%	N/A	02/28/2010
Short-Term Bond Fund	N/A	N/A	1.70%	N/A	N/A	02/28/2010
Short-Term Income Fund	0.95%	N/A	1.67%	N/A	N/A	02/28/2010
SmallCap Blend Fund	N/A	N/A	2.20%	N/A	N/A	02/28/2010
SmallCap Growth Fund	N/A	2.57%	2.21%	N/A	N/A	02/28/2010
SmallCap Growth Fund II	1.45%	2.20%	2.20%	1.60%	N/A	10/31/2009
SmallCap Value Fund	1.35%	2.29%	2.08%	N/A	N/A	02/28/2010
SmallCap Value Fund II	N/A	N/A	N/A	1.95%	N/A	02/28/2010
Tax-Exempt Bond Fund I	0.80%	1.65%	1.65%	N/A	N/A	02/28/2010

	R-1	R-2	R-3	R-4	R-5
	Class	Class	Class	Class	Class	Expiration
Core Plus Bond Fund I	1.53%	1.40%	1.22%	1.03%	0.91%	02/28/2010
Government & High Quality Bond Fund	1.29%	1.16%	0.98%	0.79%	0.67%	02/28/2010
Principal LifeTime 2015 Fund	1.0525%	0.9225%	0.7425%	0.5525%	0.4325%	02/28/2010
Principal LifeTime 2025 Fund	1.0525%	0.9225%	0.7425%	0.5525%	0.4325%	02/28/2010
Principal LifeTime 2035 Fund	1.0525%	0.9225%	0.7425%	0.5525%	0.4325%	02/28/2010
Principal LifeTime 2045 Fund	1.0525%	0.9225%	0.7425%	0.5525%	0.4325%	02/28/2010
Principal LifeTime 2055 Fund	1.0525%	0.9225%	0.7425%	0.5525%	0.4325%	02/28/2010

*	Expires 2/28/2010
**	Expires 6/30/2009
***	Expires 02/28/2011

Fees paid for investment management services during the periods indicated were as follows:

Management Fees for Periods Ended October 31
(amounts in thousands)
Fund	2008	2007	2006
Bond & Mortgage Securities Fund	$14,022	$11,828	$ 8,920
California Municipal Fund	1,902	1,934	2,007
Core Plus Bond Fund I	24(1)
Disciplined LargeCap Blend Fund	17,493	17,159	5,236
Diversified International Fund	18,330	17,026	5,968
Equity Income Fund	17,555	22,206	16,718
Global Real Estate Securities Fund	60	4(2)
Government & High Quality Bond Fund	7,641	8,378	8,890
High Quality Intermediate-Term Bond Fund	568	643	497
High Yield Fund	8,346	7,857	4,846
High Yield Fund I	4,456	1,155	545
Income Fund	5,811	6,033	6,152
Inflation Protection Fund	1,979	1,355	376
International Emerging Markets Fund	15,148	10,244	2,932
International Fund I	19,577	16,318	7,962
International Growth Fund	21,118	17,585	9,967
International Value Fund I	233(1)
LargeCap Blend Fund I	3,821	3,051	958
LargeCap Blend Fund II	6,889	7,589	6,464
LargeCap Growth Fund	20,057	19,226	4,311
LargeCap Growth Fund I	12,178	11,086	7,298
LargeCap Growth Fund II	13,682	7,650	8,533
LargeCap S&P 500 Index Fund	1,574	1,588	1,241
LargeCap Value Fund	3,508	3,539	2,853
LargeCap Value Fund I	8,507	6,816	3,271
LargeCap Value Fund III	17,054	20,707	16,315
MidCap Blend Fund	5,317	5,662	4,991
MidCap Growth Fund	335	227	175
MidCap Growth Fund III	7,315	5,769	4,511
MidCap S&P 400 Index Fund	331	311	208
MidCap Value Fund I	8,824	9,572	6,531
MidCap Value Fund III	780	981	851
Money Market Fund	10,671	7,761	2,598
Preferred Securities Fund	9,446	4,970	3,696
Principal Capital Appreciation Fund	7,221	8,844	8,647
Principal LifeTime 2010 Fund	2,190	1,757	1,004
Principal LifeTime 2015 Fund	21(3)
Principal LifeTime 2020 Fund	4,497	3,388	1,781
Principal LifeTime 2025 Fund	25(3)
Principal LifeTime 2030 Fund	3,905	2,855	1,469
Principal LifeTime 2035 Fund	14(3)
Principal LifeTime 2040 Fund	2,007	1,385	649
Principal LifeTime 2045 Fund	4(3)
Principal LifeTime 2050 Fund	825	592	304
Principal LifeTime 2055 Fund	1(3)
Principal LifeTime Strategic Income Fund	706	614	419
Real Estate Securities Fund	12,346	13,650	8,663
SAM Balanced Portfolio	13,693	14,834	14,339
SAM Conservative Balanced Portfolio	2,067	2,020	2,021
SAM Conservative Growth Portfolio	10,951	12,204	11,566

Management Fees for Periods Ended October 31
(amounts in thousands)
Fund	2008	2007	2006
SAM Flexible Income Portfolio	2,561	2,560	2,937
SAM Strategic Growth Portfolio	6,816	7,575	6,956
Short-Term Bond Fund	1,050	1,015	793
Short-Term Income Fund	2,185	1,104	1,247
SmallCap Blend Fund	2,097	2,637	2,376
SmallCap Growth Fund	2,441	2,801	298
SmallCap Growth Fund I	1,932	1,692	1,303
SmallCap Growth Fund II	5,478	6,638	5,836
SmallCap S&P 600 Index Fund	710	656	510
SmallCap Value Fund	3,771	3,802	1,237
SmallCap Value Fund I	4,040	4,891	3,377
SmallCap Value Fund II	2,714	4,007	3,353
Tax-Exempt Bond Fund	1,415	1,465	992

(1) Period from September 30, 2008 (date operations commenced) through October 31, 2008.
(2) Period from October 1, 2007 (date operations commenced) through October 31, 2007.
(3) Period from February 29, 2008 (date operations commenced) through October 31, 2008.

Sub-Advisory Agreements for the Funds
Funds for which Columbus Circle Investors (“CCI”) serves as Sub-Advisor. CCI is Sub-Advisor for each Fund identified in the table below. The Manager pays CCI a fee, paid monthly, at an annual rate as shown below.

In calculating the fee for funds included in the table below, assets of any unregistered separate account of Principal
Life Insurance Company and any investment company sponsored by Principal Life Insurance Company to which CCI provides investment advisory services and which have the same investment mandate (e.g., large cap growth) as the fund for which the fee is calculated, will be combined with the assets of the fund to arrive at net assets.

				Net Asset Value of Fund
	First	Next	Next	Next	Next	Next	Next	Next	Over
Fund	$50 million	$50 million	$100 million	$200 million	$350 million	$750 million	$500 million	$2.5 billion	$4.5 billion
LargeCap Growth	0.2643%	0.2448%	0.2154%	0.1762%	0.1273%	0.0881%	0.0587%	0.2448%	0.1664%

					Net Asset Value of Fund
			First	Next	Next		Next	Over
Fund			$25 million	$75 million	$100 million		$100 million	$300 million
MidCap Growth			0.3916%	0.3133%	0.2643%		0.2252%	0.3427%

							Net Asset Value of Fund
Fund								All Assets
SmallCap Growth I								0.50%

Funds for which Edge Asset Management, Inc. ("Edge") serves as Sub-Advisor. Edge is Sub-Advisor for each
Fund identified below in Tables A, B, and C. Principal pays Edge a fee, computed and paid monthly, at an annual rate as shown below.

In calculating the fee for a fund included in Table A, assets of all other funds included in Table A as well as assets of any unregistered separate account of Principal Life Insurance Company and any investment company sponsored by
Principal Life Insurance Company to which Edge or PGI provides investment advisory services and which invests primarily in fixed-income securities (except money market separate accounts or investment companies), will be combined with the assets of the fund to arrive at net assets.

In calculating the fee for a fund included in Table B, assets of any unregistered separate account of Principal Life Insurance Company and any investment company sponsored by Principal Life Insurance Company to which Edge or PGI provides investment advisory services and which have the same investment mandate (e.g., High Yield) as the fund for which the fee is calculated, will be combined with the assets of the fund to arrive at net assets.

		Table A
		Net Asset Value of Fund
	First	Next	Next	Over
	$5 billion	$1 billion	$4 billion	$10 billion
Government & High Quality Bond, Income, and
Short-Term Income	0.1126%	0.0979%	0.0930%	0.0881%

Funds for which Principal Global Investors, LLC (“PGI”) serves as Sub-Advisor. PGI is Sub-Advisor for each
Fund identified below in Tables A, B, C, and D. The Manager pays PGI a fee, computed and paid monthly, at an annual rate as shown below.

To calculate the fee for a Fund in Table A, assets of the Fund, along with the assets of all other Funds in Table A, are combined with any:
• Principal Life unregistered separate account sub-advised by PGI with assets invested primarily in fixed-income securities (except money market separate accounts),
• Principal Life sponsored mutual fund sub-advised by PGI with assets invested primarily in fixed-income securities
(except money market mutual funds), and
• assets of the Principal Variable Contracts Funds, Inc. - Balanced Account.

To calculate the fee for a Fund in Table B and Table D, the assets of the Fund are combined with assets sub-advised by PGI with the same investment mandate (e.g., midcap value) in

a) Principal Life unregistered separate account sub-advised by PGI and

b) Principal Life sponsored mutual fund sub-advised by PGI.

		Table A
		Net Asset Value of Fund
	First	Next	Next	Over
	$5 billion	$1 billion	$4 billion	$10 billion
Bond & Mortgage Securities, High Quality
Intermediate-Term Bond, and Short-Term Bond	0.1126%	0.0979%	0.0930%	0.0881%

				Table B
			Net Asset Value of Fund
	First	Next	Next	Next	Next	Next	Over
Fund	$50 million	$50 million	$100 million	$200 million	$350 million	$750 million	$1.5 billion
Equity Income	0.2643%	0.2448%	0.2154%	0.1762%	0.1273%	0.0881%	0.0587%

	First	Next	Next	Next	Next	Next	Over
Fund	$25 million	$75 million	$100 million	$300 million	$500 million	$500 million	$1.5 billion
Principal Capital
Appreciation	0.3916%	0.3133%	0.2643%	0.2252%	0.1762%	0.1273%	0.0783%

Table C
Fund	Sub-Advisor Fee as a % of Net Assets
High Yield	0.2643%
SAM Balanced Portfolio	0.0416
SAM Conservative Balanced Portfolio	0.0416
SAM Conservative Growth Portfolio	0.0416
SAM Flexible Income Portfolio	0.0416
SAM Strategic Growth Portfolio	0.0416

				Table B
			Net Asset Value of Fund
	First	Next	Next	Next	Next	Next	Over
Fund	$50 million	$50 million	$100 million	$200 million	$350 million	$750 million	$1.5 billion
Disciplined LargeCap Blend
and LargeCap Value	0.2643%	0.2448%	0.2154%	0.1762%	0.1273%	0.0881%	0.0587%
Diversified International and
International Growth	0.3427	0.2741	0.1958	0.1566	0.1175	0.0979	0.0783

	First	Next	Next	Next	Next	Next	Over
Fund	$25 million	$75 million	$100 million	$300 million	$500 million	$500 million	$1.5 billion
MidCap Blend and
MidCap Value III	0.3916%	0.3133%	0.2643%	0.2252%	0.1762%	0.1273%	0.0783%
SmallCap Blend,
SmallCap Growth and
SmallCap Value	0.4699	0.3524	0.2643	0.2448	0.2154	0.1762	0.1175

Table C
Fund	Sub-Advisor Fee as a % of Net Assets
International Emerging Markets	0.4895%
LargeCap S&P 500 Index	0.0147
MidCap S&P 400 Index	0.0147
Money Market	0.0734
Principal LifeTime 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055 and Strategic Income	0.0300
SmallCap S&P 600 Index	0.0147

Table D
	Net Asset Value of
	Specified Portion of the
	Global Diversified Income Fund
		Next
Portion of the	First $500	$500	Over $1
Global Diversified Income Fund	Million	Million	Billion
Global Value Equity	0.34%	0.27%	0.20%

Sub-Advisor Fee
as a Percentage of Net Assets
Emerging Market Debt	0.50%

Funds for which Principal Real Estate Investors, LLC (“Principal-REI”) serves as Sub-Advisor. Principal-REI is
Sub-Advisor for each Fund identified below in the table below. The Manager pays Principal-REI a fee, paid monthly, at an annual rate as shown below.

In calculating the fee for funds included in the table below, assets of any unregistered separate account of Principal
Life Insurance Company and any investment company sponsored by Principal Life Insurance Company to which
Principal-REI provides investment advisory services and which have the same investment mandate (e.g., global real estate) as the fund for which the fee is calculated, will be combined with the assets of the fund to arrive at net assets.

	Net Asset Value of Fund
	First	Next	Over
Fund	$1 billion	$500 million	$1.5 billion
Global Real Estate Securities and Global Diversified Income (global real estate portion)	0.54%	0.48%	0.44%
Real Estate Securities	0.4895	0.4405	0.3916

Funds for which Spectrum Asset Management, Inc. (“Spectrum”) serves as Sub-Advisor. Spectrum is Sub-
Advisor for each Fund identified in the table below. The Manager pays Spectrum a fee, paid monthly, at an annual rate as shown below.

In calculating the fee for funds included in the table below, assets of any unregistered separate account of Principal
Life Insurance Company and any investment company sponsored by Principal Life Insurance Company to which
Spectrum provides investment advisory services and which have the same investment mandate (e.g., preferred securities) as the fund for which the fee is calculated, will be combined with the assets of the fund to arrive at net assets.

	Net Asset Value of Fund
	First	Next	Over
Fund	$100 million	$150 million	$250 million
Preferred Securities and Global Diversified Income (preferred securities portion)	0.3427%	0.2937%	0.1958%

All other Funds
In calculating the fee for each Fund, each Sub-Advisor, except J.P. Morgan and Neuberger Berman Fixed Income,
LLC, has agreed that, assets of any existing registered investment company sponsored by Principal Life Insurance
Company to which the Sub-Advisor provides investment advisory services and which have the same investment mandate as the Fund for which the fee is being calculated, will be combined (together, the "Aggregated Assets"). The fee charged for the assets in a Fund shall be determined by calculating a fee on the value of the Aggregated Assets using the fee schedules described in the tables below and multiplying the aggregate fee by a fraction, the numerator of which is the amount of assets in the Fund and the denominator of which is the amount of the Aggregated Assets.

	Net Asset Value of Fund
	First $1.2	Over $1.2
Fund	billion	billion
California Municipal (Van Kampen)*	0.15%	0.125%
* Breakpoints are based on aggregate net assets of the California Municipal Fund.

	Net Asset Value of Fund
	First $1	Over
Fund	billion	$1 billion*
Core Plus Bond I (PIMCO)	0.250%	0.225%
* During any period when the Fund’s Average Daily Net Assets are below $3 billion, Sub-Advisor’s fee as a percentage of average daily net assets shall be 0.25% on all assets.

Net Asset
Value
of Fund
Fund	All Assets
Global Diversified Income (high yield portion) (Guggenheim)	0.30%

		Net Asset Value of Fund
				Assets of
	First	Next	Next	$75 million
Fund	$25 million	$25 million	$25 million	or more
Global Diversified Income (MLP portion) (Tortoise)	1.00%	0.85%	0.75%	0.75%
* During any period when the portion of the Fund’s Average Daily Net Assets managed by Tortoise equal or exceed $75 million, Tortoise’s fee as a percentage of average daily net assets shall be 0.75% on all assets.

Net Asset
Value
Fund	of Fund
Fund	All Assets
High Yield I (J.P. Morgan and Neuberger Berman Fixed Income)	0.30%
Net Asset
Value
of Fund
Fund	All Assets
Inflation Protection (BlackRock)	0.08%

	Net Asset Value of Fund
	First	Next	Over
Fund	$200 million	$450 million	$650 million
International I (Pyramis)	0.45%	0.40%	0.35%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

	Net Asset Value of Fund
	First	Next	Over
	$150	$150	$300
Fund	million	million	million
International I (Schroder, Inc.)	0.45%	0.40%	0.35%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

	Net Asset Value of Fund
	First	Over
Fund	$200 million	$200 million
International Value I (AXA Rosenberg)	0.535%	0.3325%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

	Net Asset Value of Fund
	First	Over
Fund	$350 million	$350 million
International Value I (Causeway)	0.45%	0.35%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

	Net Asset Value of Fund
	First	Next	Over
Fund	$500 million	$1 billion	$1.5 billion
LargeCap Blend I (GSAM)	0.15%	0.12%	0.10%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

	Net Asset Value of Fund
	First	Next	Over
Fund	$250 million	$250 million	$500 million
LargeCap Blend II (ClearBridge)	0.25%	0.20%	0.15%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

	Net Asset Value of Fund
	First	Next	Next	Next	Over
Fund	$50 million	$200 million	$350 million	$400 million	$1 billion
LargeCap Blend II (T. Rowe)	0.40%	0.35%	0.30%	0.275%	0.275% on all assets
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

	Net Asset Value of Fund
	First	Next	Over
Fund	$100 million	$100 million	$200 million
LargeCap Growth I (Brown)	0.30%	0.25%	0.20%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

	Net Asset Value of Fund
	First	Next	Next	Over
Fund	$250 million	$250 million	$500 million	$1 billion
LargeCap Growth I (T. Rowe)	0.400%	0.375%	0.350%	0.350% on all assets
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

	Net Asset Value of Fund
	First	Next	Next	Over
Fund	$50 million	$200 million	$500 million	$750 million
LargeCap Growth II (American Century)	0.45%	0.40%	0.35%	0.30%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

	Net Asset Value of Fund
	First	Over
Fund	$500 million	$500 million
LargeCap Growth II (M&C)	0.25%	0.20%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

	Net Asset Value of Fund
	First	Over
Fund	$500 million	$500 million
LargeCap Value I (TS&W)	0.20%	0.15%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

	Net Asset Value of Fund
	First	Next	Over
Fund	$200 million	$300 million	$500 million
LargeCap Value I (UBS)	0.25%	0.20%	0.18%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

	Net Asset Value of Fund
	First $300	Above $300
Fund	million	million
LargeCap Value III (Alliance Bernstein)	0.230%	0.200%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

	Net Asset Value of Fund
	First	Next	Over
Fund	$200 million	$800 million	$1 billion
LargeCap Value III (Westwood)	0.30%	0.20%	0.18%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

	Net Asset Value of Fund
	First	Next	Next	Over
Fund	$100 million	$400 million	$250 million	$750 million
MidCap Growth III (Jacobs Levy)	0.65%	0.50%	0.45%	0.40%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

	Net Asset Value of Fund
	First	Over
Fund	$50 million	$50 million
MidCap Growth III (Mellon Capital)	0.40%	0.35%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

	Net Asset Value of Fund
	First	Over
Fund	$600 million	$600 million
MidCap Growth III (Turner)	0.50%	0.40%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

	Net Asset Value of Fund
	First	Over
Fund	$350 million	$350 million
MidCap Value I (GSAM)	0.46%	0.40%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

Net Asset
Value
of Fund
Fund	All Assets
MidCap Value I (LA Capital)	0.30%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

			Net Asset Value of Fund
	First	Next	Next	Next	Over
Fund	$10 million	$15 million	$25 million	$50 million	$100 million
MidCap Value III (BHMS)	0.80%	0.60%	0.50%	0.40%	0.35%

	Net Asset Value of Fund
	First	Next	Over
Fund	$25 million	$75 million	$100 million
SmallCap Growth I (AllianceBernstein)	0.65%	0.60%	0.55%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

Net Asset
Value
of Fund
Fund	All Assets
SmallCap Growth I (CCI)	0.50%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

	Net Asset Value of Fund
	First	Over
Fund	$200 million	$200 million
SmallCap Growth II (Emerald)	0.50%	0.45%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

		Net Asset Value of Fund
	First	Next	Next	Over
Fund	$50 million	$50 million	$50 million	$150 million
SmallCap Growth II (Essex)	0.70%	0.60%	0.55%	0.50%

Net Asset Value of Fund
	First	Next	Next	Over
Fund	$50 million	$50 million	$50 million	$150 million
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

	Net Asset Value of Fund
	First	Above
Fund	$300 million	$300 million
SmallCap Value I (J.P. Morgan)	0.450%	0.350%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

	Net Asset Value of Fund
	First	Next	Above
Fund	$100 million	$200 million	$300 million
SmallCap Value I (Mellon Capital)	0.450%	0.400%	0.350%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

Net Asset
Value
of Fund
Fund	All Assets
SmallCap Value II (DFA)	0.50%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

	Net Asset Value of Fund
	First	Next	Over
Fund	$100 million	$200 million	$300 million
SmallCap Value II (LA Capital)	0.50%	0.45%	0.35%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

	Net Asset Value of Fund
	First	Next	Over
Fund	$100 million	$200 million	$300 million
SmallCap Value II (Vaughan Nelson)	0.50%	0.45%	0.35%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

	Net Asset Value of Fund
	First $1.2	Over $1.2
Fund	billion	billion
Tax-Exempt Bond (Van Kampen)*	0.15%	0.125%
* Breakpoints are based on aggregate net assets of the Tax-Exempt Bond Fund.

Fees paid for Sub-Advisory services during the periods indicated were as follows:

	Sub-Advisor Fees For Periods Ended October 31,
Fund	2008	2007	2006
Bond & Mortgage Securities	$2,698,501	$2,243,427	$1,712,597
California Insured Intermediate Municipal	41,410	127,410
California Municipal	570,868	503,860
Disciplined LargeCap Blend	3,153,892	3,169,765	1,247,567
Diversified International	1,683,833	1,744,168	622,876
Equity Income	2,771,719	2,825,866
Global Real Estate Securities	36,684	(1)
Government & High Quality Bond	1,518,276	1,377,847
High Quality Intermediate-Term Bond	145,356	158,087	126,870
High Yield	4,293,003	3,408,967
High Yield I	852,908	555,851	228,513
Income	1,154,646	1,004,892
Inflation Protection	487,461	316,894	94,517
International I	6,864,772	5,796,480	3,028,429
International Emerging Markets	6,535,791	4,008,981	1,040,321
International Growth	1,967,701	1,549,305	934,458
LargeCap Blend I	1,029,142	781,127	326,871
LargeCap Blend II	2,372,669	2,651,645	2,343,882
LargeCap Growth	6,205,992	5,888,172	910,195
LargeCap Growth I	5,568,198	5,066,668	3,320,216
LargeCap Growth II	4,902,893	2,822,564	3,089,166
LargeCap S&P 500 Index	158,107	153,541	120,173
LargeCap Value	632,838	690,359	845,837
LargeCap Value I	2,511,238	1,872,728	1,039,956
LargeCap Value III	4,259,632	5,617,500	4,427,904
MidCap Blend	1,183,046	1,181,808	1,217,850
MidCap Growth	146,060	102,304	77,350
MidCap Growth III	3,483,000	2,894,405	2,255,911
MidCap S&P 400 Index	33,195	29,910	20,069
MidCap Value I	3,531,325	3,767,500	2,683,182
MidCap Value III	294,459	374,773	181,525
Money Market	1,791,204	1,517,891	474,127
Preferred Securities	2,797,767	1,727,692	1,647,396
Principal LifeTime 2010	753,575	582,168	331,946
Principal LifeTime 2015	5,962(2)
Principal LifeTime 2020	1,573,603	1,118,698	587,353
Principal LifeTime 2025	7,232(2)
Principal LifeTime 2030	1,354,400	941,217	483,901
Principal LifeTime 2035	3,870(2)
Principal LifeTime 2040	691,603	455,053	213,323
Principal LifeTime 2045	965(2)
Principal LifeTime 2050	284,759	195,473	99,932
Principal LifeTime 2055	203(2)
Principal LifeTime Strategic Income	240,306	205,251	138,995
Real Estate Securities	7,064,848	7,658,199	4,887,334
SAM Balanced Portfolio	1,835,589	1,648,053
SAM Conservative Balanced Portfolio	273,541	224,425
SAM Conservative Growth Portfolio	1,476,237	1,357,266
SAM Flexible Income Portfolio	338,251	282,634
SAM Strategic Growth Portfolio	921,657	843,342
Short-Term Bond	261,248	247,960	203,094
Short-Term Income	455,572	185,007
SmallCap Blend	597,581	652,882	589,799
SmallCap Growth	896,657	1,034,941	113,703
SmallCap Growth I	1,027,590	908,926	712,663
SmallCap Growth II	3,003,740	3,586,060	3,127,955
Principal Capital Appreciation	2,014,670	1,820,238
SmallCap S&P 600 Index	71,157	63,344	49,532
SmallCap Value	1,302,842	1,283,309	445,699
SmallCap Value I	1,870,585	2,280,811	1,603,978
SmallCap Value II	1,353,958	2,002,750	1,677,320
Tax Exempt Bond	424,358	389,585

(1) Period from October 1, 2007 (date operations commenced) through October 31, 2007.
(2) Period from February 29, 2008 (date operations commenced) through October 31, 2008.

	Underwriting Fees for Periods Ended October 31,
	(amounts in thousands)
	2008	2007	2006
Bond & Mortgage Securities Fund	$ 255	$ 436	$ 544
California Municipal Fund	162	119	1,130
Disciplined LargeCap Blend Fund	200	207	224
Diversified International Fund	795	1,061	937
Equity Income Fund	1,695	1,449	11,765
Global Real Estate Securities Fund	16	1	N/A
Government & High Quality Bond Fund	51	13	380
High Quality Intermediate-Term Bond Fund	6	8	10
High Yield Fund	549	336	2,227
Income Fund	212	77	966
Inflation Protection Fund	31	24	35
International Emerging Markets Fund	596	645	519
International Growth Fund	31	23	20
LargeCap Blend Fund I	173	252	290
LargeCap Blend Fund II	221	447	440
LargeCap Growth Fund	528	546	641
LargeCap Growth Fund I	143	199	251
LargeCap Growth Fund II	16	20	17
LargeCap S&P 500 Index Fund	133	153	172
LargeCap Value Fund	295	429	461
LargeCap Value Fund III	189	330	376
MidCap Blend Fund	705	989	1,172
MidCap Growth Fund	6	10	5
MidCap Growth Fund III	137	165	180
MidCap S&P 400 Index Fund	7	8	8
MidCap Value Fund III	12	20	32
Money Market Fund	639	191	116
Preferred Securities Fund	333	101	82
Principal Capital Appreciation Fund	550	273	3,779
Principal LifeTime 2010 Fund	270	366	368
Principal LifeTime 2020 Fund	711	846	657
Principal LifeTime 2030 Fund	723	796	618
Principal LifeTime 2040 Fund	521	565	373
Principal LifeTime 2050 Fund	224	261	195
Principal Lifetime Strategic Income Fund	64	152	102
Real Estate Securities Fund	306	683	608
SAM Balanced Portfolio	4,143	1,756	15,166
SAM Conservative Balanced Portfolio	872	238	2,048
SAM Conservative Growth Portfolio	2,929	1,227	9,434
SAM Flexible Income Portfolio	1,167	207	3,408
SAM Strategic Growth Portfolio	2,163	1,500	6,269
Short-Term Bond Fund	65	111	93
Short-Term Income Fund	22	8	144
SmallCap Blend Fund	170	354	388
SmallCap Growth Fund	63	51	7
SmallCap Growth Fund I	1	3	2
SmallCap Growth Fund II	70	132	166
SmallCap S&P 600 Index Fund	19	19	28
SmallCap Value Fund	101	187	151
Tax-Exempt Bond Fund	127	117	305

Custodian
The custodian of the portfolio securities and cash assets of the Funds is Bank of New York Mellon, One Wall Street,
New York, NY 10286. The custodian performs no managerial or policy-making functions for the Funds.

MULTIPLE CLASS STRUCTURE

The Board of Directors has adopted a multiple class plan (the Multiple Class Plan) pursuant to SEC Rule 18f-3. The share classes that are offered by each Fund are identified in the chart included under the heading "Fund History." The share classes offered under the plan include: Institutional Class, R-1 Class, R-2 Class, R-3 Class, R-4 Class, R-5
Class, Class J, Class A, Class B, and Class C.

Class A shares are generally sold with a sales charge that is a variable percentage based on the amount of the purchase, as described in the prospectus. Certain redemptions of Class A shares within 12 months of purchase may be subject to a contingent deferred sales charge (“CDSC”), as described in the prospectus.

Class B shares are not subject to a sales charge at the time of purchase but are subject to a CDSC on shares redeemed within five full years of purchase, as described in the prospectus. Effective March 1, 2010, Class B shares of the Funds will no longer be available for purchase, except through exchanges and dividend reinvestments as described in the section of the ABC prospectus called “Choosing a Share Class - Class B Shares.”

The Class B share CDSC on shares purchased on or before January 12, 2007, if any, is determined by multiplying the lesser of the market value at the time of redemption or the initial purchase price of the shares sold by the appropriate percentage from the table below (for shares issued in connection with the WM Reorganization, the CDSC is determined by multiplying the initial purchase price by the appropriate percentage):

		Accounts Included in
		Certain Sponsored Plans
Years Since Purchase	CDSC as a % of	Established After 02/01/1998
Payments Made	Dollar Amount	and Before 03/01/2002
2 years or less	4.00%	3.00%
more than 2 years, up to 4 years	3.00	2.00
more than 4 years, up to 5 years	2.00	1.00
more than 5 years, up to 6 years	1.00	None
more than 6 years	None	None

Class C shares are not subject to a sales charge at the time of purchase but are subject to a 1% CDSC on shares redeemed within 12 months of purchase, as described in the prospectus.

The Class J shares are sold without any front-end sales charge. A CDSC of 1% is imposed if Class J shares are redeemed within 18 months of purchase, as described in the prospectus.

Contingent deferred sales charges for Class A, B, C, and J shares are waived on:
• shares redeemed that were purchased pursuant to the Small Amount Force Out ("SAFO") program;
• shares redeemed within 90 days after an account is re-registered due to a shareholder's death;
• shares redeemed due to the shareholder's post-purchase disability, as defined in the Internal Revenue Code of
1986, as amended;
• shares redeemed from retirement plans to satisfy minimum distribution rules under the Internal Revenue Code;
• shares redeemed to pay retirement plan fees;
• shares redeemed involuntarily from small balance accounts (values of less than $300);
• shares redeemed through a periodic withdrawal plan in an amount of up to 1.00% per month (measured cumulatively with respect to non-monthly plans) of the value of the Fund account at the time, and beginning on the date, the periodic withdrawal plan is established;
• shares redeemed from a retirement plan to assure the plan complies with Sections 401(k), 401(m), 408(k) and 415 of the Internal Revenue Code; or
• shares redeemed from retirement plans qualified under Section 401(a) of the Internal Revenue Code due to the plan participant's death, disability, retirement, or separation from service after attaining age 55.

The R-1, R-2, R-3, R-4, R-5, and Institutional Classes are available without any front-end sales charge or contingent deferred sales charge. The R-1, R-2, R-3, R-4, and R-5 Classes are available through employer-sponsored retirement plans. Such plans may impose fees in addition to those charged by the Funds. The R-1, R-2, R-3, R-4, and R-5 share classes are subject to asset based charges (described below).

Principal receives a fee for providing investment advisory and certain corporate administrative services under the terms of the Management Agreement. In addition to the management fee, the Fund's R-1, R-2, R-3, R-4, and R-5
Class shares pay Principal a service fee and an administrative services fee under the terms of a Service Agreement and an Administrative Services Agreement.

Service Agreement (R-1, R-2, R-3, R-4, and R-5 Classes only)
The Service Agreement provides for Principal to provide certain personal services to shareholders (plan sponsors)
and beneficial owners (plan members) of those classes. These personal services include:
• responding to plan sponsor and plan member inquiries;
• providing information regarding plan sponsor and plan member investments; and
• providing other similar personal services or services related to the maintenance of shareholder accounts as contemplated by Financial Industry Regulatory Authority (FINRA) Rule 2830 (or any successor thereto).

As compensation for these services, the Fund will pay Principal service fees equal to 0.25% of the average daily net assets attributable to each of the R-1 and R-2 classes, 0.17% of the average daily net assets of the R-3 Class, and
0.15% of the average daily net assets attributable to each of the R-4 and R-5 Classes. The service fees are calculated and accrued daily and paid monthly to Principal (or at such other intervals as the Fund and Principal may agree).

Administrative Service Agreement (R-1, R-2, R-3, R-4, and R-5 Classes only)
The Administrative Service Agreement provides for Principal to provide services to beneficial owners of Fund shares.
Such services include:
• receiving, aggregating, and processing purchase, exchange, and redemption requests from plan shareholders;
• providing plan shareholders with a service that invests the assets of their accounts in shares pursuant to pre-
authorized instructions submitted by plan members;
• processing dividend payments from the Funds on behalf of plan shareholders and changing shareholder account designations;
• acting as shareholder of record and nominee for plans;
• maintaining account records for shareholders and/or other beneficial owners;
• providing notification to plan shareholders of transactions affecting their accounts;
• forwarding prospectuses, financial reports, tax information and other communications from the Fund to beneficial owners;
• distributing, receiving, tabulating and transmitting proxy ballots of plan shareholders; and
• other similar administrative services.

As compensation for these services, the Fund will pay Principal service fees equal to 0.28% of the average daily net assets attributable to the R-1 Class, 0.20% of the average daily net assets of the R-2 Class, 0.15% of the average daily net assets of the R-3 Class, 0.13% of the average daily net assets of the R-4 Class and 0.11% of the average daily net assets of the R-5 Class. The service fees are calculated and accrued daily and paid monthly to Principal (or at such other intervals as the Fund and Principal may agree).

Principal will generally, at its discretion appoint (and may at any time remove), other parties, including companies affiliated with Principal, as its agent to carry out the provisions of the Service Agreement and/or the Administrative
Service Agreement. However, the appointment of an agent shall not relieve Principal of any of its responsibilities or liabilities under those Agreements. Any fees paid to agents under these Agreements shall be the sole responsibility of
Principal.

Rule 12b-1 Fees / Distribution Plans and Agreements
The Distributor for the Funds is Principal Funds Distributor, Inc. (“PFD”).

The address for Principal Funds Distributor, Inc. is as follows:
1100 Investment Boulevard
El Dorado Hills, CA 95762-5710
In addition to the management and service fees, certain of the Fund's share classes, are subject to Distribution Plans and Agreements (described below) sometimes referred to as a Rule 12b-1 Plan. Rule 12b-1 permits a fund to pay expenses associated with the distribution of its shares and for providing services to shareholders in accordance with a plan adopted by the Board of Directors and approved by its shareholders. Pursuant to such rule, the Board of
Directors and initial shareholders of the R-1, R-2, R-3, R-4, A, B, C, and J Classes of shares have approved and entered into a Distribution Plan and Agreement. The Fund believes the Distribution Plan and Agreement will be beneficial as it may position the Fund to be able to build and retain assets which will, in turn, have a positive effect on total expense ratios and provide flexibility in the management of the Fund by reducing the need to liquidate portfolio securities to meet redemptions. The Fund also believes the Plan will encourage registered representatives to provide ongoing servicing to the shareholders.

In adopting the Plans, the Board of Directors (including a majority of directors who are not interested persons of the
Fund (as defined in the 1940 Act), hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the Plan would benefit the Funds and the shareholders of the affected classes. Pursuant to
Rule 12b-1, information about revenues and expenses under the Plans is presented to the Board of Directors each quarter for its consideration in continuing the Plans. Continuance of the Plans must be approved by the Board of
Directors, including a majority of the independent directors, annually. The Plans may be amended by a vote of the
Board of Directors, including a majority of the independent directors, except that the Plans may not be amended to materially increase the amount spent for distribution without majority approval of the shareholders of the affected class. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of the outstanding voting securities of the affected class.

Payments under the 12b-1 plans will not automatically terminate for funds or share classes that are closed to new investors or to additional purchases by existing shareholders. The Fund Board will determine whether to terminate, modify, or leave unchanged the 12b-1 plan at the time the board directs the implementation of the closure of the fund.

The Plans provide that each Fund makes payments to the Fund's Distributor from assets of each share class that has a Plan to compensate the Distributor and other selling dealers, various banks, broker-dealers and other financial intermediaries, for providing certain services to the Fund. Such services may include, but are not limited to:
• formulation and implementation of marketing and promotional activities;
• preparation, printing, and distribution of sales literature;
• preparation, printing, and distribution of prospectuses and the Fund reports to other than existing shareholders;
• obtaining such information with respect to marketing and promotional activities as the Distributor deems advisable;
• making payments to dealers and others engaged in the sale of shares or who engage in shareholder support services; and
• providing training, marketing, and support with respect to the sale of shares.

The Fund pays the Distributor a fee after the end of each month at an annual rate as a percentage of the daily net asset value of the assets attributable to each share class as follows:

Maximum
Annualized
Share Class	12b-1 Fee
R-1	0.35%
R-2	0.30%
R-3	0.25%
Class A shares (except LargeCap S&P 500 Index, Money Market, Short-Term Bond, and Short-Term
Income Funds)(1)	0.25%
Class A shares of LargeCap S&P 500 Index, Short-Term Bond, and Short-Term Income Funds	0.15%
Class B shares(1)	1.00%
Class C shares(1)	1.00%
Class J shares (except Money Market Funds)(1)	0.45%
Class J shares of Money Market(1)	0.25%
R-4	0.10%
(1) The Distributor also receives the proceeds of any CDSC imposed on the redemption of Class A, B, C, or J shares.

The Distributor may remit on a continuous basis all of these sums (up to 0.25% for Class B shares) to its investment representatives and other financial intermediaries as a trail fee in recognition of their services and assistance.

Currently, the Distributor makes payments to dealers on accounts for which such dealer is designated dealer of record. Payments are based on the average net asset value of the accounts invested in Class A, Class B, Class C,
Class J, R-1 Class, R-2 Class, R-3 Class, or R-4 Class shares.

Under the Plans, the Funds have no legal obligation to pay any amount that exceeds the compensation limit. The
Funds do not pay, directly or indirectly, interest, carrying charges, or other financing costs in association with these
Plans. All fees paid under a Fund's Rule 12b-1 Plan are paid to the Distributor, which is entitled to retain such fees paid by the Fund without regard to the expenses which it incurs.

The Distributor has contractually agreed to limit its Distribution and/or Service Fees ("12b-1 fees") to the extent necessary to limit the total 12b-1 fees (expressed as a percent of average net assets on an annualized basis) to the following level for the following Funds ending on the disclosed date:

Fund	Class	12b-1 Fees	Date
Government & High Quality Bond	A	0.15%	April 30, 2010

The Funds made the following Distribution/12b-1 payments for the year ended October 31, 2008:

(amounts in
thousands)
Bond & Mortgage Securities Fund	$ 1,970
California Municipal Fund	1,636
Core Plus Bond Fund I	—(1)(2)
Disciplined LargeCap Blend Fund	1,576
Diversified International Fund	3,563
Equity Income Fund	8,358
Global Real Estate Securities Fund	23
Government & High Quality Bond Fund	775
High Quality Intermediate-Term Bond Fund	262
High Yield Fund	4,195
Income Fund	1,223
Inflation Protection Fund	88
International Emerging Markets Fund	2,112
International Fund I	117
International Growth Fund	471
LargeCap Blend Fund I	634
LargeCap Blend Fund II	1,169
LargeCap Growth Fund	2,435
LargeCap Growth Fund I	514

Fund

(amounts in
thousands)
LargeCap Growth Fund II	208
LargeCap S&P 500 Index Fund	2,446
LargeCap Value Fund	1,029
LargeCap Value Fund I	54
LargeCap Value Fund III	1,240
MidCap Blend Fund	2,805
MidCap Growth Fund	141
MidCap Growth Fund III	495
MidCap S&P 400 Index Fund	371
MidCap Value Fund I	85
MidCap Value Fund III	515
Money Market Fund	2,816
Preferred Securities Fund	1,372
Principal Capital Appreciation Fund	3,231
Principal LifeTime 2010 Fund	1,848
Principal LifeTime 2015 Fund	9(3)
Principal LifeTime 2020 Fund	3,870
Principal LifeTime 2025 Fund	9(3)
Principal LifeTime 2030 Fund	3,255
Principal LifeTime 2035 Fund	7(3)
Principal LifeTime 2040 Fund	1,479
Principal LifeTime 2045 Fund	2(3)
Principal LifeTime 2050 Fund	420
Principal LifeTime 2055 Fund	—(1)(3)
Principal LifeTime Strategic Income Fund	670
Real Estate Securities Fund	1,405
SAM Balanced Portfolio	25,593
SAM Conservative Balanced Portfolio	4,017
SAM Conservative Growth Portfolio	21,371
SAM Flexible Income Portfolio	4,897
SAM Strategic Growth Portfolio	13,393
Short-Term Bond Fund	433
Short-Term Income Fund	146
SmallCap Growth Fund	403
SmallCap Growth Fund I	62
SmallCap Growth Fund II	285
SmallCap S&P 600 Index Fund	557
SmallCap Value Fund	449
SmallCap Value Fund I	83
SmallCap Value Fund II	29
Tax-Exempt Bond Fund	857

(1) Less than $1000.

(2) Period from September 30, 2008 (date operations commenced) through October 31, 2008.

(3) Period from February 29, 2008 (date operations commenced) through October 31, 2008.

Transfer Agency Agreement (Institutional Class, Class A, Class B, Class C, Class J, Class R-1, Class R-2, Class R-3,
Class R-4, and Class R-5 shares)
The Transfer Agency Agreement provides for Principal Shareholder Services, Inc. (“PSS”) (1100 Investment
Boulevard, El Dorado Hills, CA 95762-5710), a wholly owned subsidiary of Principal, to act as transfer and shareholder servicing agent for the Institutional Class, Class A, Class B, Class C, Class J, Class R-1, Class R-2, Class
R-3, Class R-4, and Class R-5 shares. The Fund pays PSS a fee for the services provided pursuant to the agreement in an amount equal to the costs incurred by PSS for providing such services. With respect to each of the share classes, the Fund will pay PSS a fee for the services provided pursuant to the Agreement in an amount equal to the costs incurred by Principal Shareholder Services for providing such services. The services include:
• issuance, transfer, conversion, cancellation, and registry of ownership of Fund shares, and maintenance of open account system;
• preparation and distribution of dividend and capital gain payments to shareholders;
• delivery, redemption and repurchase of shares, and remittances to shareholders;
• the tabulation of proxy ballots and the preparation and distribution to shareholders of notices, proxy statements and proxies, reports, confirmation of transactions, prospectuses and tax information;
• communication with shareholders concerning the above items; and
• use of its best efforts to qualify the Capital Stock of the Fund for sale in states and jurisdictions as directed by the
Fund.

PSS will pay operating expenses attributable to R-1, R-2, R-3, R-4, and R-5 share classes related to (a) the cost of meetings of shareholders and (b) the costs of initial and ongoing qualification of the capital stock of the Fund for sale in states and jurisdictions.

INTERMEDIARY COMPENSATION

Additional Payments to Intermediaries. In addition to, rather than in lieu of, payments for distribution-related expenses and for providing services to shareholders pursuant to 12b-1 plans, the transfer agent (PSS) or one of its affiliates may enter into agreements with intermediaries pursuant to which the intermediary will be paid for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. Intermediaries may include, among others, broker-dealers, registered investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators, and insurance companies. For Class R-1, R-2, R-3, R-4 and R-5 shares, such compensation is generally paid out of the Service Fees and Administrative Service Fees that are disclosed in the prospectus. Such compensation is generally based on the average asset value of fund shares for the relevant share class held by clients of the intermediary. Principal Life Insurance Company is one such intermediary that provides services to retirement plans, and it is typically paid some or all of the Service Fees and Administrative Service Fees pertaining to such plans.

The Fund will pay, or reimburse Principal or its affiliates, for such fees payable to intermediaries in connection with
Institutional Class shares. Although such payments by the Fund in any given year in connection with Institutional
Class shares may vary, such payments by the Fund will generally not exceed 0.10% of the average net asset value of
Institutional Class shares held by clients of such intermediary.

In addition, Principal or its affiliates may pay compensation, from their own resources, to certain intermediaries that support the distribution or sale of shares of the Fund or provide services to Fund shareholders.

Plan recordkeepers, who may have affiliated financial intermediaries that sell shares of the funds, may be paid additional amounts. In addition, financial intermediaries may be affiliates of entities that receive compensation from the
Distributor for maintaining retirement plan platforms that facilitate trading by affiliated and non-affiliated financial intermediaries and recordkeeping for retirement plans.

A number of factors may be considered in determining the amount of these additional payments, including each financial intermediary's Fund sales and assets, as well as the willingness and ability of the financial intermediary to give the Distributor access to its Financial Professionals for educational and marketing purposes. In some cases, intermediaries will include the Funds on a preferred list. The Distributor's goals include making the Financial
Professionals who interact with current and prospective investors and shareholders more knowledgeable about the
Funds so that they can provide suitable information and advice about the Funds and related investor services. The amounts paid to intermediaries vary by fund and by share class.

Expense Reimbursement
Additionally, the Distributor will, in some cases, provide payments to reimburse directly or indirectly the costs incurred by intermediaries and their associated Financial Professionals in connection with educational seminars and training and marketing efforts related to the Funds for the intermediaries' employees and representatives and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment, and meals. The Distributor will also, in some cases, provide payment or reimbursement for expenses associated with qualifying dealers' conferences, transactions (ticket) charges, and general marketing expenses.

Additional Information
Financial Professionals may receive some or all of the amounts paid to the intermediary with which he or she is associated. If one mutual fund sponsor pays more compensation than another, your Financial Professional and his or her intermediary may have an incentive to recommend one fund complex over another. Similarly, if your Financial
Professional or his or her intermediary receives more compensation for one fund or share class versus another, then they may have an incentive to recommend that fund or share class.

As of December 1, 2009, the Distributor anticipates that the firms that will receive additional payments as described in the Additional Payments to Intermediaries section above (other than Rule 12b-1 fees and Expense Reimbursement)
include, but are not necessarily limited to, the following:

Acsencus	National Financial Services
ADP Retirement Services	Next Financial
Alerus Retirement Solutions	NFP Securities
American Century Investments	North Ridge Securities
American General Life Insurance	Northwestern Mutual
Ameriprise	NRP Financial
Associated Financial Group	NYLife Distributors LLC
Benefit Plan Administrators	Pershing
Cadaret Grant	Plan Administrators, Inc.
Charles Schwab & Co.	Principal Global Investors
Charles Schwab Trust Company	Principal Life Insurance Company
Chase Investments Services Corp.	Principal Trust Company
Citigroup Global Markets	ProEquities
Commonwealth Financial Network	Prudential
CompuSys	Raymond James
CPI	RBC Capital Markets
Daily Access Corporation	RBC Dain Rauscher
Digital Retirement Solutions	Reliance Trust Company
Edward Jones	Robert W. Baird & Co.
ePlan Services	Royal Alliance Associates, Inc.
Expert Plan	SagePoint Financial, Inc.
Farmers Financial	Saxony Securities
Fidelity	Scottrade
Financial Data Services	Securian Financial Services
Financial Network Investment Corp	Securities America
First Allied Securities	SII Investments
First American Bank	Southwest Securities
First Clearing	Standard Retirement Services
Foothill Securities	Stifel Nicolaus & Company
FSC Securities	SunAmerica
G.A. Reppie	T. Rowe Price Retirement Plan Services
Geneos Wealth Management	TD Ameritrade

Genesis Employee Benefit	Texas Pension Consultants
GPC Securities, Inc.	The Investment Center
Gunn Allen Financial	Thrivent Financial
GWFS Equities	Thrivent Investment Management
Howe Bames Investment	TransAm Securities
ICMA-Retirement Corp.	Triad Advisors
ING Financial Partners	U.S. Wealth Advisors
Investacorp	UBS Financial Services
J.W. Cole Financial	Unison
James T. Borello & Co.	Uvest Financial Services
Janney Montgomery Scott	Vanguard Brokerage Services
JP Morgan	VSR Financial Services
Key Investments	Wachovia
Lincoln Financial	Wedbush Morgan Securities
Lincoln Investment Planning	Wells Fargo
LPL	Wilmington Trust
Mercer HR Services	Workman Securities
Merrill Lynch	WRP Investments
MidAtlantic Capital
Morgan Keegan
Morgan Stanley
Morgan Stanley Smith Barney
MSCS Financial Services
New York State Deferred Compensation Plan
Newport Retirement Plan Services

To obtain a current list of such firms, call 1-800-547-7754.

Please speak with your Financial Professional to learn more about the total amounts paid to your Financial
Professional and his or her intermediary by the Funds, the Distributor and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also carefully review disclosures made by your Financial
Professional at the time of purchase.

Your intermediary may charge fees and commissions, including processing fees, in addition to those described in this
SAI. The amount and applicability of any such fee is determined and disclosed separately by the intermediary. You should ask your Financial Professional for information about any fees and/or commissions that are charged.

Although a Fund may use brokers who sell shares of the Funds to effect portfolio transactions, the sale of shares is not considered as a factor by the Fund's Sub-Advisors when selecting brokers to effect portfolio transactions.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage on Purchases and Sales of Securities
All orders for the purchase or sale of portfolio securities are placed on behalf of a Fund by Principal, or by the Fund's
Sub-Advisor or Sub-Sub-Advisor pursuant to the terms of the applicable sub-advisory agreement. In distributing brokerage business arising out of the placement of orders for the purchase and sale of securities for any Fund, the objective of Principal and of each Fund's Sub-Advisor is to obtain the best overall terms. In pursuing this objective,
Principal or the Sub-Advisor considers all matters it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and executing capability of the broker or dealer, confidentiality, including trade anonymity, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). This may mean in some instances that Principal or a Sub-Advisor will pay a broker commissions that are in excess of the amount of commissions another broker might have charged for executing the same transaction when Principal or the Sub-Advisor believes that such commissions are reasonable in light of a) the size and difficulty of the transaction, b) the quality of the execution provided, and c) the level of commissions paid relative to commissions paid by other institutional investors. (Such factors are viewed both in terms of that particular transaction and in terms of all transactions that broker executes for accounts over which Principal or the Sub-Advisor exercises investment discretion. The Board has also adopted a policy and procedure designed to prevent the Funds from compensating a broker/dealer for promoting or selling fund shares by directing brokerage transactions to that broker/dealer for the purpose of compensating the broker/dealer for promoting or selling fund shares. Therefore,
Principal or the Sub-Advisor may not compensate a broker/dealer for promoting or selling Fund shares by directing brokerage transactions to that broker/dealer for the purpose of compensating the broker/dealer for promoting or selling
Fund shares. Principal or a Sub-Advisor may purchase securities in the over-the-counter market, utilizing the services of principal market makers unless better terms can be obtained by purchases through brokers or dealers, and may purchase securities listed on the NYSE from non-Exchange members in transactions off the Exchange.)

Principal or a Sub-Advisor may give consideration in the allocation of business to services performed by a broker (e.g., the furnishing of statistical data and research generally consisting of, but not limited to, information of the following types: analyses and reports concerning issuers, industries, economic factors and trends, portfolio strategy, and performance of client accounts). If any such allocation is made, the primary criteria used will be to obtain the best overall terms for such transactions. Principal or a Sub-Advisor generally pay additional commission amounts for such research services. Statistical data and research information received from brokers or dealers as described above may be useful in varying degrees and Principal or a Sub-Advisor may use it in servicing some or all of the accounts it manages. Principal and the Sub-Advisors allocated portfolio transactions for the Funds indicated in the following table to certain brokers for the year ended October 31, 2009 due to research services provided by such brokers. The table also indicates the commissions paid to such brokers as a result of these portfolio transactions.

	Amount of
	Transactions because	Related
	of Research	Commissions
Fund	Services Provided	Paid
Disciplined LargeCap Blend	$ 1,242,577,131	$ 625,304
Diversified International	397,484,516	700,811
Equity Income	26,534,464,004	2,199,824
Global Real Estate Securities	1,089,206	1,401
International Emerging Markets	299,491,165	596,814
International Growth	512,852,488	858,969
International Value I	4,791,180	7,173
LargeCap Growth	279,893,074	251,254
LargeCap Growth II	—(1)	—(1)
LargeCap S&P 500 Index	74,555	132
LargeCap Value	371,010,864	162,601
LargeCap Value I	756,913,222	727,080
LargeCap Value III	1,116,110,411	755,305
MidCap Blend	74,203,803	48,269
MidCap Growth	8,885,212	11,795
MidCap Growth III	351,376,085	236,535
MidCap S&P 400 Index	539,518	275
MidCap Value	42,952,267	29,178
MidCap Value I	384,417,338(2)	95,409(2)
MidCap Value III	1,006,818	1,840
Principal Capital Appreciation	235,195,672	255,464
Real Estate Securities	368,916,064	125,986
SmallCap Blend	63,167,182	51,290
SmallCap Growth	55,092,981	39,658
SmallCap Growth I	412,057,675	430,024
SmallCap Growth II	229,467,625	411,639
SmallCap S&P 600 Index	338,008	604
SmallCap Value	207,068,864	144,778
SmallCap Value II	163,870,574(3)	82,401(3)

(1) Pursuant to internal allocation procedures, American Century regularly evaluates the brokerage and research services provided by each broker-dealer that it uses. On a semi-annual basis, each member of American Century's portfolio management team rates the quality of research and brokerage services provided by each broker-dealer that provides execution services and research to American Century for its clients' accounts. The resulting scores are used to rank these broker-dealers on a broker research list. In the event that American Century has determined that best execution for a particular transaction may be obtained by more than one broker-dealer, American Century may consider the relative positions of the broker-dealer on this list in determining the party through which to execute the transaction. Actual business received by any firm may be more or less than other broker-dealers with similar rank. Execution only brokers are used where deemed appropriate. American Century does not track, and therefore is unable to provide a breakdown of the amount of the transactions directed for research and payment of related commissions.

(2) GSAM does not engage in classic third party soft dollar arrangements. GSAM may, however, select a broker that furnishes
GSAM directly with proprietary research or other services which provide, in GSAM's view, appropriate assistance to GSAM in the investment decision-making process. Presently in the U.S. there is no standard methodology for GSAM to value proprietary research with any certainty as it is often bundled into the services received from a broker as part of the full service commission rate paid.

(3) A portion of the commissions are for trade execution and the remainder is for research services. Some of the research services paid for were provided as an unbundled service by the brokers, so Vaughan Nelson is not able to break out exactly how much as paid for execution and how much was paid for the research.

(4) Ark Asset Management Co. Inc. was ceasing all operations and was unable to provide information in time for this filing.

Subject to the rules promulgated by the SEC, as well as other regulatory requirements, the Board has approved procedures whereby a Fund may purchase securities that are offered in underwritings in which an affiliate of a Sub-
Advisor, or the Manager, participates. These procedures prohibit a Fund from directly or indirectly benefiting a Sub-
Advisor affiliate or a Manager affiliate in connection with such underwritings. In addition, for underwritings where a
Sub-Advisor affiliate or a Manager participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Fund could purchase in the underwritings. The Sub-Advisor shall determine the amounts and proportions of orders allocated to the Sub-Advisor or affiliate. The Directors of the
Fund will receive quarterly reports on these transactions.

The Board has approved procedures that permit a Fund to effect a purchase or sale transaction between the Fund and any other affiliated mutual fund or between the Fund and affiliated persons of the Fund under limited circumstances prescribed by SEC rules. Any such transaction must be effected without any payment other than a cash payment for the securities, for which a market quotation is readily available, at the current market price; no brokerage commission or fee (except for customary transfer fees), or other remuneration may be paid in connection with the transaction. The
Board receives quarterly reports of all such transactions.

The Board has also approved procedures that permit a Fund's Manager or Sub-Advisor to place portfolio trades with an affiliated broker under circumstances prescribed by SEC Rules 17e-1 and 17a-10. The procedures require that total commissions, fees, or other remuneration received or to be received by an affiliated broker must be reasonable and fair compared to the commissions, fees or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable time period. The Board receives quarterly reports of all transactions completed pursuant to the Fund's procedures.

Purchases and sales of debt securities and money market instruments usually are principal transactions; portfolio securities are normally purchased directly from the issuer or from an underwriter or marketmakers for the securities.
Such transactions are usually conducted on a net basis with the Fund paying no brokerage commissions. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and the purchases from dealers serving as marketmakers include the spread between the bid and asked prices.

The Board has approved procedures whereby a Fund may participate in a commission recapture program.
Commission recapture is a form of institutional discount brokerage that returns commission dollars directly to a Fund.
It provides a way to gain control over the commission expenses incurred by a Fund's Manager and/or Sub-Advisor, which can be significant over time and thereby reduces expenses, improves cash flow and conserves assets. A Fund can derive commission recapture dollars from both equity trading commissions and fixed-income (commission equivalent) spreads. The Funds (except the International Fund I) may participate in a program through a relationship with Frank Russell Securities, Inc. The International Fund I participates in the program offered by FMR and Fidelity
Management Trust Company. From time to time, the Board reviews whether participation in the recapture program is in the best interest of the Funds.

The following table shows the brokerage commissions paid during the periods indicated.

	Total Brokerage Commissions Paid
	for Periods Ended October 31
	2008	2007	2006
Bond & Mortgage Securities	$ 43,480	$ 101,853	$ —
Core Plus Bond I	116
Disciplined LargeCap Blend	6,272,970	5,921,625	1,621,001
Diversified International	6,821,930	8,148,865	2,719,306
Equity Income	3,979,917	3,981,004(1)	N/A
Global Real Estate Securities	20,158	3,223(2)	N/A
High Quality Intermediate-Term Bond	10,165	12,874	—
High Yield	69,979	149,481(1)	N/A
International Emerging Markets	7,686,300	7,574,742	1,804,931
International Growth	7,500,721	7,040,080	4,018,611
International I	4,164,027	3,271,294	1,719,023
International Value I	110,343
LargeCap Blend I	74,311	261,454	102,361
LargeCap Blend II	888,686	794,366	835,529
LargeCap Growth	5,218,410	6,013,833	1,774,756
LargeCap Growth I	1,486,861	1,160,195	1,025,363
LargeCap Growth II	1,658,686	874,869	1,287,778
LargeCap S&P 500 Index	40,663	37,159	37,117
LargeCap Value	1,820,542	1,512,646	1,341,775
LargeCap Value I	1,230,134	459,149	355,587
LargeCap Value III	1,647,531	818,229	693,087
MidCap Blend	549,391	556,959	984,751
MIdCap Growth	174,970	101,305	101,266
MidCap Growth III	1,964,130	1,190,458	1,126,532
MidCap S&P 400 Index	31,005	27,737	36,095
MidCap Value I	1,346,034	1,271,402	795,049
MidCap Value III	248,217	291,903	278,632
Preferred Securities	1,036,803	423,720	346,066
Principal Capital Appreciation	450,049	682,780(1)	N/A
Real Estate Securities	1,335,971	1,908,852	800,233
Short-Term Bond	—	2,241	—
SmallCap Blend	625,765	584,734	914,025
SmallCap Growth	686,915	922,200	143,795
SmallCap Growth I	428,993	280,362	310,035
SmallCap Growth II	1,670,682	1,585,617	1,696,184
SmallCap S&P 600 Index	136,215	161,950	149,342
SmallCap Value	1,708,337	1,883,342	636,024
SmallCap Value I	548,620	710,273	620,098
SmallCap Value II	360,413	541,257	489,547
Tax Exempt Bond	—	6,341(1)	N/A

(1)	Periods from January 16, 2007, date fund commenced operations after succeeding to the operations of another fund, through October 31, 2007.
(2)	Period from October 1, 2007, date operations commenced, through October 31, 2007.

The primary reasons for changes in several Funds' brokerage commissions for the three years were changes in Fund size; changes in market conditions; and changes in money managers of certain Funds, which required substantial portfolio restructurings, resulting in increased securities transactions and brokerage commissions.

Brokerage Commissions	Sub-Advisor Employed by		Principal Variable
were Paid to the Following	Principal Funds, Inc. or		Contracts Funds, Inc.
Broker-Dealers who are	Principal Variable Contracts	Principal Funds, Inc.	Account Advised
Affiliated with the Sub-Advisor	Funds, Inc.	Fund Advised by Sub-Advisor	by Sub-Advisor

B-Trade Services, LLC;	Mellon Capital Management	MidCap Growth III and SmallCap Value i	MidCap Growth I and SmallCap
BNY Brokerage, Inc.;	Corporation		Value I
Mellon Financial Markets, LLC;
Pershing, LLC

BTIG, LLC	Goldman Sachs Asset Management LP	LargeCap Blend I and MidCap Value I	N/A
Goldman Sachs & Co.;
Goldman Sachs Execution & Clearing, LP

Bear Stearns (a JP Morgan Co);	American Century Investment	LargeCap Growth II	N/A
JP Morgan Cazenove Limited;	Management, Inc.
JP Morgan Securities; and
Joseph Morgan & Co.

Bear Stearns (a JP Morgan Co);	J.P. Morgan Investment	High Yield I and SmallCap Value I	SmallCap Value I
JP Morgan Cazenove Limited;	Management, Inc.
JP Morgan Securities; and
Joseph Morgan & Co.

China International Capital Corp	Morgan Stanley Investment	California Municipal and Tax-Exempt	Asset Allocation
Morgan Stanley & Co. Inc.	Management Inc. (doing business	Bond
as Van Kampen)

Dresdner Kleinwort Securities, LLC	Pacific Investment Management Co LLC	Core Plus Bond I	N/A

Fidelity Brokerage Services, LLC;	Pyramis Global Advisors, LLC	International I	N/A
National Financial Services, LLC

Lehman Brothers, Inc.;	Lehman Brothers Asset Management,	High Yield I	N/A
Neuberger Berman, LLC	LLC

Natixis Securities, Inc.	Vaughan Nelson Investment	SmallCap Value II	N/A
Management, LP

Sanford C. Bernstein & Co., LLC	AllianceBernstein L.P.	LargeCap Value III and SmallCap	LargeCap Value III
Growth I

Spectrum Asset Management, Inc.	Columbus Circle Investors	LargeCap Growth and MidCap Growth	LargeCap Growth

Spectrum Asset Management, Inc.	Edge Asset Management, Inc.	Equity Income, Government & High	Equity Income, Government &
		Quality Bond, High Yield, Income,	High Quality Bond, Income,
		Principal Capital Appreciation, Short-	Principal Capital Appreciation,
		Term Income, and Strategic Asset	Short-Term Income, and
		Management Portfolios	Strategic Asset Management
Portfolios

Spectrum Asset Management, Inc.	Principal Global Investors, LLC	Bond & Mortgage Securities,	Balanced, Bond & Mortgage
		Disciplined LargeCap Blend, Diversified	Securities, Diversified
		International, Global Diversified Income,	International, International
		High Quality Intermediate-Term Bond,	Emerging Markets,
		Inflation Protection, International	International SmallCap,
		Emerging Markets, International	LargeCap S&P 500 Index,
		Growth, LargeCap S&P 500 Index,	LargeCap Value, MidCap
		LargeCap Value, MidCap Blend;	Blend, Money Market, Principal
		MidCap S&P 400 Index, MidCap	LifeTime Accounts, Short-Term
		Value III, Money Market, Principal	Bond, SmallCap Blend
LifeTime Funds, Short-Term Bond,
SmallCap Blend, SmallCap Growth,
SmallCap S&P 600 Index, SmallCap
Value

Spectrum Asset Management, Inc.	Principal Real Estate Investors, LLC	Global Diversified Income, Global Real	Real Estate Securities
Estate Securities, Real Estate Securities

Spectrum Asset Management, Inc.	Spectrum Asset Management, Inc.	Global Diversified Income and Preferred	N/A
Securities

UBS Financial Services, Inc.;	UBS Global Asset Management	LargeCap Value I	N/A
UBS Securities LLC	(Americas) Inc.

Brokerage commissions paid to affiliates during the periods ending October 31, 2008 were as follows:

		Commissions Paid to BNY Brokerage, Inc.
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
Disciplined LargeCap Blend	2009	$	%	%
	2008	149,205
	2007	93,027
Diversified International	2009
	2008	530
Equity Income	2009
	2008	459,999
	2007	317,877
Global Real Estate Securities	2009
	2008	19
International Emerging Markets	2009
	2008	3,275
International I	2009
	2008	1,295
International Growth	2009
	2008	2,127
International Value I	2009
	2008	2
LargeCap Blend II	2009
	2008	1,044
	2007	3,033
LargeCap Growth	2009
	2008	8,697
	2007	53,080
LargeCap Growth I	2007	396
LargeCap S&P 500 Index	2009
	2008	578
	2007	1,161
LargeCap Value	2009
	2008	50,227
	2007	19,775
LargeCap Value I	2009
	2008	9,832
	2007	12,300
LargeCap Value III	2007	853
MidCap Blend	2009
	2008	16,480
	2007	6,428
MidCap Growth I	2007	3,545
MidCap Growth III	2009
	2008	8,121
	2007	18,949
MidCap S&P 400 Index	2009
	2008	2,239
	2007	1,584
MidCap Value I	2009
	2008	457
	2007	1,401
MidCap Value III	2009
	2008	10,527
	2007	7,261
Principal Capital Appreciation	2009
	2008	16,775
	2007	107,401
Real Estate Securities	2009
	2008	5,042
SmallCap Blend	2009
	2008	4,831
	2007	3,143
SmallCap Blend I	2007	375

		Commissions Paid to BNY Brokerage, Inc.

	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
SmallCap Growth	2009
	2008	18,624
	2007	7,231
SmallCap Growth I	2009
	2008	1,379
	2007	1,248
SmallCap Growth II	2009
	2008	1,009
SmallCap S&P 600 Index	2009
	2008	9,456
	2007	7,200
SmallCap Value	2009
	2008	6,674
	2007	4,438
SmallCap Value I	2007	732
SmallCap Value II	2009
	2008	7,254
	2007	13,692

	Commissions Paid to BTIG, LLC (Goldman)
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
SmallCap Growth I	2009	$	%	%
	2008	7,258
SmallCap Growth II	2009
	2008	435

		Commissions Paid to B-Trade Services, LLC
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
Disciplined LargeCap Blend	2009	$	%	%
	2008	1,167
	2007	3,042
Diversified International	2009
	2008	1,245
	2007	154
International Emerging Markets	2007	2,102
International Growth	2009
	2008	227
	2007	1,925
LargeCap Blend II	2009
	2008	5,969
	2007	17,393
LargeCap Growth	2009
	2008	110
LargeCap Growth I	2009
	2008	5,928
	2007	8,921
LargeCap Growth II	2009
	2008	30,514
	2007	70,999
LargeCap Value II	2007	59
MidCap Growth I	2007	1,365
MidCap Growth III	2009
	2008	33,041
	2007	22,023
MidCap Value I	2009
	2008	10,966
	2007	3,805
MidCap Value III	2009
	2008	20

	Commissions Paid to B-Trade Services, LLC
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
SmallCap Blend	2009
	2008	445
	2007	3,674
SmallCap Blend I	2007	365
SmallCap Growth	2009
	2008	400
	2007	5,408
SmallCap Growth I	2009
	2008	47
SmallCap Growth II	2009
	2008	120,151
	2007	97,717
SmallCap Value	2009
	2008	976
	2007	3,354
SmallCap Value I	2007	40

	Commissions Paid to Bear Stearns (a JP Morgan Co)
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
Disciplined LargeCap Blend	2009	$	%	%
	2008	97,630
Diversified International	2009
	2008	60,552
Equity Income	2009
	2008	118,563
Global Real Estate Securities	2009
	2008	59
High Quality Intermediate-Term Bond	2009
	2008	42
International Emerging Markets	2009
	2008	83,562
International I	2009
	2008	25,636
International Growth	2009
	2008	94,149
LargeCap Blend II	2009
	2008	14,385
LargeCap Growth	2009
	2008	191,502
LargeCap Growth I	2009
	2008	45,573
LargeCap Growth II	2009
	2008	36,839
LargeCap Value	2009
	2008	14,413
LargeCap Value I	2009
	2008	13,491
MidCap Blend	2009
	2008	3,750
MidCap Growth	2009
	2008	2,073
MidCap Growth III	2009
	2008	1,198
MidCap Value I	2009
	2008	13,790
MidCap Value III	2009
	2008	2,433
Principal Capital Appreciation	2009
	2008	7,144

		Commissions Paid to Bear Stearns (a JP Morgan Co)
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
Real Estate Securities	2009
	2008	1,492
SmallCap Blend	2009
	2008	4,240
SmallCap Growth	2009
	2008	3,222
SmallCap Growth I	2009
	2008	8,552
SmallCap Growth II	2009
	2008	13,708
SmallCap Value	2009
	2008	11,304
SmallCap Value I	2009
	2008	4,783
SmallCap Value II	2009
	2008	367

		Commissions Paid to China Int. Cap. Corp (Morgan Stanley)
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
International I	2009	$	%	%
	2008	4,549

		Commissions Paid to Dresdner Kleinwort Securities, LLC
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
Diversified International	2009	$	%	%
	2008	4,213
International I	2009
	2008	45,580
International Growth	2009
	2008	4,141

		Commissions Paid to Fidelity Brokerage Services, LLC
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
MidCap Value I	2009	$	%	%
	2008	8,616
	2007	1,055
MidCap Value II	2007	7,220
SmallCap Growth II	2009
	2008	6

		Commissions Paid to Goldman Sachs & Co.
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
Disciplined LargeCap Blend	2009	$	%	%
	2008	89,682
	2007	11,417
Diversified International	2009
	2008	265,284
	2007	594,408
Global Equity I	2007	6,061

		Commissions Paid to Goldman Sachs & Co.
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
Global Real Estate Securities	2009
	2008	228
International Emerging Markets	2009
	2008	394,325
	2007	361,143
International I	2009
	2008	329,623
	2007	278,684
International Growth	2009
	2008	393,201
	2007	336,506
International Value I	2009
	2008	1,739
LargeCap Blend I	2007	200
LargeCap Blend II	2009
	2008	59,447
	2007	43,748
LargeCap Growth	2009
	2008	206,578
	2007	39,426
LargeCap Growth I	2009
	2008	79,629
	2007	37,740
LargeCap Growth II	2009
	2008	9,353
	2007	2,358
LargeCap Value	2009
	2008	4,153
	2007	16,082
LargeCap Value I	2009
	2008	42,706
	2007	46,753
LargeCap Value II	2007	674
LargeCap Value III	2009
	2008	50,886
	2007	33,593
MidCap Blend	2009
	2008	8,197
	2007	8,194
MidCap Growth	2009
	2008	4,028
	2007	3,814
MidCap Growth I	2007	12,055
MidCap Growth III	2009
	2008	12,961
	2007	38,351
MidCap Value I	2009
	2008	3,512
	2007	6,078
MidCap Value II	2007	6,578
MidCap Value III	2009
	2008	3,342
	2007	3,579
Real Estate Securities	2009
	2008	18,734
	2007	13,127
SmallCap Blend	2009
	2008	10,668
	2007	8,588
SmallCap Blend I	2007	12,351

		Commissions Paid to Goldman Sachs & Co.
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
SmallCap Growth	2009
	2008	7,610
	2007	10,846
SmallCap Growth I	2009
	2008	35,106
	2007	14,565
SmallCap Growth II	2009
	2008	7,538
	2007	13,062
SmallCap Growth III	2007	23,430
SmallCap S&P 600 Index	2009
	2008	537
SmallCap Value	2009
	2008	24,492
	2007	24,991
SmallCap Value I	2009
	2008	2,319
	2007	33,744
SmallCap Value II	2009
	2008	871
	2007	14,642
SmallCap Value III	2007	1,399

		Commissions Paid to Goldman Sachs Execution & Clearing, LP
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
LargeCap Blend I	2007	$ 1%		%
LargeCap Blend II	2009
	2008	7,992
	2007	8,179
LargeCap Growth	2009
	2008	714
	2007	21,305
LargeCap Growth I	2009
	2008	12,077
	2007	2,991
LargeCap Growth II	2009
	2008	51,536
	2007	38,393
LargeCap Value I	2009
	2008	288,694
	2007	23,280
LargeCap Value II	2007	600
MidCap Growth	2009
	2008	113
	2007	764
MidCap Growth III	2009
	2008	501
	2007	6,860
SmallCap Growth I	2009
	2008	698
SmallCap Growth II	2009
	2008	22,657
	2007	14,599
SmallCap Growth III	2007	136
SmallCap Value I	2009
	2008	1,569

		Commissions Paid to IXIS Securities
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
International I	2009	$	%	%
	2008	7,673
	2007	7,179

		Commissions Paid to JP Morgan Cazenove Limited
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
Diversified International	2009	$	%	%
	2008	29,561
	2007	11,635
International I	2009
	2008	23,728
	2007	16,866
International Growth	2009
	2008	56,476
	2007	64,001

		Commissions Paid to Lehman Brothers, Inc.
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
Disciplined LargeCap Blend	2009	$	%	%
	2008	231,853
	2007	390,284
Diversified International	2009
	2008	152,684
	2007	262,971
Equity Income	2009
	2008	20,231
	2007	95,488
Global Equity I	2007	3,712
Global Real Estate Securities	2009
	2008	451
	2007	74
High Yield	2009
	2008	17,208
	2007	2,652
International Emerging Markets	2009
	2008	111,526
	2007	124,539
International I	2009
	2008	330,284
	2007	282,019
International Growth	2009
	2008	229,165
	2007	259,778
LargeCap Blend I	2009
	2008	14,850
	2007	21,302
LargeCap Blend II	2009
	2008	25,411
	2007	18,937
LargeCap Growth	2009
	2008	191,039
	2007	681,539

		Commissions Paid to Lehman Brothers, Inc.
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
LargeCap Growth I	2009
	2008	45,384
	2007	37,946
LargeCap Growth II	2009
	2008	44,227
	2007	17,109
LargeCap S&P 500 Index	2009
	2008	8,373
	2007	16,083
LargeCap Value	2009
	2008	116,679
	2007	97,279
LargeCap Value I	2009
	2008	2,957
	2007	4,310
LargeCap Value II	2007	1,175
LargeCap Value III	2009
	2008	38,184
	2007	17,028
MidCap Blend	2009
	2008	13,739
	2007	21,826
MidCap Growth	2009
	2008	4,067
	2007	7,001
MidCap Growth I	2007	22,179
MidCap Growth III	2009
	2008	120,317
	2007	55,331
MidCap S&P 400 Index	2009
	2008	4,672
	2007	6,053
MidCap Value I	2009
	2008	39,373
	2007	54,005
MidCap Value II	2007	146,185
MidCap Value III	2009
	2008	8,538
	2007	20,449
Principal Capital Appreciation	2009
	2008	864
	2007	4,808
Real Estate Securities	2009
	2008	84,900
	2007	268,055
SmallCap Blend	2009
	2008	10,961
	2007	12,990
SmallCap Blend I	2007	24,656
SmallCap Growth	2009
	2008	12,910
	2007	17,277
SmallCap Growth I	2009
	2008	21,435
	2007	17,170
SmallCap Growth II	2009
	2008	10,686
	2007	16,887
SmallCap Growth III	2007	52,384

%

		Commissions Paid to Lehman Brothers, Inc.
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
SmallCap S&P 600 Index	2009
	2008	59,496
	2007	70,031
SmallCap Value	2009
	2008	29,891
	2007	73,768
SmallCap Value I	2009
	2008	3,605
	2007	22,724
SmallCap Value II	2009
	2008	757
	2007	3,409
SmallCap Value III	2007	9,360
Tax-Exempt Bond	2007	5

		Commissions Paid to Mellon Financial Markets, LLC
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
International I	2009	$	%	%
	2008	5,328

		Commissions Paid to Morgan, J.P. Securities
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
Disciplined LargeCap Blend	2009	$	%	%
	2008	452,785
	2007	174,567
Diversified International	2009
	2008	497,813
	2007	411,201
Equity Income	2009
	2008	163,046
	2007	57,024
Global Real Estate Securities	2009
	2008	678
	2007	18
High Yield	2007	4,000
International Emerging Markets	2009
	2008	791,637
	2007	497,804
International I	2009
	2008	304,938
	2007	193,548
International Growth	2009
	2008	210,519
	2007	346,740
International Value I	2009
	2008	2,647
LargeCap Blend I	2007	8,596
LargeCap Blend II	2009
	2008	68,895
	2007	36,305
LargeCap Growth	2009
	2008	227,558
	2007	213,379

		Commissions Paid to Morgan, J.P. Securities
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
LargeCap Growth I	2009
	2008	154,899
	2007	86,449
LargeCap Growth II	2009
	2008	47,129
	2007	9,791
LargeCap S&P 500 Index	2009
	2008	15
LargeCap Value	2009
	2008	138,151
	2007	73,568
LargeCap Value I	2009
	2008	7,977
	2007	15,116
LargeCap Value II	2007	228
LargeCap Value III	2009
	2008	33,073
	2007	252
MidCap Blend	2009
	2008	79,530
	2007	12,137
MidCap Growth	2009
	2008	16,624
	2007	7,390
MidCap Growth I	2007	42,166
MidCap Growth III	2009
	2008	562,491
	2007	226,518
MidCap S&P 400 Index	2009
	2008	182
MidCap Value I	2009
	2008	46,162
	2007	44,316
MidCap Value II	2007	12,641
MidCap Value III	2009
	2008	15,946
	2007	4,180
Principal Capital Appreciation	2009
	2008	7,345
	2007	1,060
Real Estate Securities	2009
	2008	107,496
	2007	76,898
SmallCap Blend	2009
	2008	39,050
	2007	22,081
SmallCap Blend I	2007	30,462
SmallCap Growth	2009
	2008	34,179
	2007	22,779
SmallCap Growth I	2009
	2008	29,053
	2007	29,252
SmallCap Growth II	2009
	2008	106,867
	2007	146,619
SmallCap Growth III	2007	28,409
SmallCap S&P 600 Index	2009
	2008	1,838

		Commissions Paid to Morgan, J.P. Securities

	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
SmallCap Value	2009
	2008	63,163
	2007	19,932
SmallCap Value I	2009
	2008	18,149
	2007	65,706
SmallCap Value II	2009
	2008	427
	2007	8,304
SmallCap Value III	2007	7,331

		Commissions Paid to Morgan Joseph & Co (JP Morgan)

	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
SmallCap Growth II	2009	$	%	%
	2008	383

		Commissions Paid to Morgan Stanley & Co.
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
Bond & Mortgage Securities	2007	$ 200%		%
Disciplined LargeCap Blend	2009
	2008	49,017
	2007	39,567
Diversified International	2009
	2008	463,157
	2007	431,726
Equity Income	2009
	2008	60,472
	2007	132,059
Global Equity I	2007	5,929
Global Real Estate Securities	2009
	2008	566
International Emerging Markets	2009
	2008	731,528
	2007	535,469
International I	2009
	2008	263,516
	2007	289,599
International Growth	2009
	2008	466,014
	2007	512,096
International Value I	2009
	2008	35,755
LargeCap Blend I	2009
	2008	25,484
	2007	8,931
LargeCap Blend II	2009
	2008	61,203
	2007	36,513
LargeCap Growth	2009
	2008	191,194
	2007	208,013
LargeCap Growth I	2009
	2008	107,749
	2007	89,910
LargeCap Growth II	2009
	2008	45,345
	2007	32,970
LargeCap S&P 500 Index	2009
	2008	67
	2007	474

		Commissions Paid to Morgan Stanley & Co.
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
LargeCap Value	2009
	2008	33,820
	2007	29,089
LargeCap Value I	2009
	2008	8,392
	2007	8,551
LargeCap Value II	2007	2,226
LargeCap Value III	2009
	2008	54,213
	2007	8,680
MidCap Blend	2009
	2008	6,903
	2007	10,941
MidCap Growth	2009
	2008	5,782
	2007	2,018
MidCap Growth I	2007	33,728
MidCap Growth III	2009
	2008	90,000
	2007	46,445
MidCap S&P 400 Index	2009
	2008	1,050
	2007	2,060
MidCap Value I	2009
	2008	54,699
	2007	30,983
MidCap Value II	2007	23,489
MidCap Value III	2009
	2008	4,050
	2007	6,300
Real Estate Securities	2009
	2008	5,225
	2007	34,400
SmallCap Blend	2009
	2008	12,129
	2007	3,420
SmallCap Blend I	2007	31,994
SmallCap Growth	2009
	2008	7,886
	2007	9,316
SmallCap Growth I	2009
	2008	25,137
	2007	8,258
SmallCap Growth II	2009
	2008	53,406
	2007	16,326
SmallCap Growth III	2007	8,092
SmallCap S&P 600 Index	2009
	2008	4,275
	2007	7,457
SmallCap Value	2009
	2008	30,642
	2007	8,008
SmallCap Value I	2009
	2008	9,983
	2007	15,781
SmallCap Value II	2009
	2008	45,095
	2007	74,177
SmallCap Value III	2007	1,186

		Commissions Paid to National Financial Services, LLC
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
LargeCap Blend II	2009	$	%	%
	2008	914
LargeCap Growth	2009
	2008	15,080
	2007	8,000
LargeCap Growth I	2009
	2008	2,178
MidCap Value I	2007	32
MidCap Value II	2007	1,372
SmallCap Growth III	2007	2,384
SmallCap Value I	2009
	2008	264

		Commissions Paid to Neuberger Berman, LLC
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
MidCap Growth	2007	$2,308%		%
MidCap Growth III	2009
	2008	1,062
SmallCap Value II	2009
	2008	73

		Commissions Paid to Pershing, LLC
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
LargeCap Blend I	2007	$ 5%		%
LargeCap Blend II	2009
	2008	8
LargeCap Growth I	2007	1,312
LargeCap Value III	2009
	2008	6,252
	2007	15,612
MidCap Growth III	2007	1,654
MidCap Value I	2007	575
MidCap Value II	2007	1,585
MidCap Value III	2009
	2008	624
	2007	342
Principal Capital Appreciation	2009
	2008	288
SmallCap Blend I	2007	344
SmallCap Growth I	2009
	2008	484
SmallCap Growth II	2009
	2008	153,051
	2007	138,065
SmallCap Value II	2009
	2008	3,412
	2007	10,358

		Commissions Paid to Sanford C. Bernstein & Co. LLC
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
Disciplined LargeCap Blend	2009	$	%	%
	2008	23,258
	2007	18,732
Diversified International	2009
	2008	17,319
Equity Income	2009
	2008	407,595
	2007	307,620
Global Equity I	2007	1,642
Global Real Estate Securities	2009
	2008	6
High Yield	2007	7,420
International I	2009
	2008	24,345
	2007	12,721
International Growth	2009
	2008	5,579
International Value I	2009
	2008	153
LargeCap Blend I	2007	243
LargeCap Blend II	2009
	2008	16,879
	2007	13,908
LargeCap Growth	2009
	2008	46,426
	2007	16,480
LargeCap Growth I	2009
	2008	27,214
	2007	14,572
LargeCap Growth II	2009
	2008	52,961
	2007	19,554
LargeCap S&P 500 Index	2009
	2008	32
LargeCap Value	2009
	2008	3,211
	2007	4,984
LargeCap Value I	2009
	2008	7,335
	2007	8,208
LargeCap Value II	2007	5,677
LargeCap Value III	2009
	2008	10,550
MidCap Blend	2009
	2008	1,323
	2007	3,098
MidCap Growth	2009
	2008	336
MidCap Growth I	2007	5,103
MidCap Growth III	2009
	2008	728
	2007	1,554
MidCap Value I	2009
	2008	27,772
	2007	16,627
MidCap Value II	2007	26,523
MidCap Value III	2009
	2008	1,890
	2007	3,641

		Commissions Paid to Sanford C. Bernstein & Co. LLC
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
Principal Capital Appreciation	2009
	2008	28,917
	2007	32,111
Real Estate Securities	2009
	2008	1,276
	2007	15,814
SmallCap Blend	2009
	2008	4,423
	2007	704
SmallCap Blend I	2007	3,053
SmallCap Growth	2009
	2008	2,425
	2007	1,331
SmallCap Growth I	2009
	2008	786
SmallCap Growth II	2009
	2008	571
	2007	255
SmallCap S&P 600 Index	2009
	2008	70
SmallCap Value	2009
	2008	8,475
	2007	2,280
SmallCap Value I	2009
	2008	2,012
	2007	6,925
SmallCap Value II	2009
	2008	2,364
	2007	1,000

		Commissions Paid to Spectrum Asset Management
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
Bond & Mortgage Securities	2009	$	%	%
	2008	43,479
	2007	101,653
High Quality Intermediate-Term	2009
	2008	10,122
	2007	12,874
Preferred Securities	2009
	2008	1,036,802
	2007	423,720

		Commissions Paid to UBS Securities LLC
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
Core Plus Bond I	2009	$	%	%
	2008	6
Disciplined LargeCap Blend	2009
	2008	424,994
	2007	435,082
Diversified International	2009
	2008	676,560
	2007	668,164
Equity Income	2009
	2008	165,764
	2007	221,051

		Commissions Paid to UBS Securities LLC
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
Global Equity I	2007	8,509
Global Real Estate Securities	2009
	2008	1,852
	2007	1,936
High Yield	2009
	2008	10,158
	2007	341
International Emerging Markets	2009
	2008	646,380
	2007	769,547
International I	2009
	2008	336,637
	2007	277,658
International Growth	2009
	2008	874,614
	2007	877,759
International Value I	2009
	2008	3,278
LargeCap Blend I	2009
	2008	1,267
	2007	28
LargeCap Blend II	2009
	2008	34,729
	2007	21,332
LargeCap Growth	2009
	2008	123,570
	2007	187,718
LargeCap Growth I	2009
	2008	82,614
	2007	46,929
LargeCap Growth II	2009
	2008	43,749
	2007	28,754
LargeCap S&P 500 Index	2009
	2008	3,876
LargeCap Value	2009
	2008	70,263
	2007	72,884
LargeCap Value I	2009
	2008	59,389
	2007	6,836
LargeCap Value II	2007	2,399
LargeCap Value III	2009
	2008	43,219
	2007	85,734
MidCap Blend	2009
	2008	14,936
	2007	21,905
MidCap Growth	2009
	2008	5,491
	2007	2,516
MidCap Growth III	2009
	2008	40,234
	2007	19,818
MidCap S&P 400 Index	2009
	2008	5,248
	2007	923
MidCap Value I	2009
	2008	48,950
	2007	37,336
MidCap Value II	2007	22,386

		Commissions Paid to UBS Securities LLC
	Fiscal			Percent of Dollar
	Year	Total Dollar	As Percent of	Amount of Commissionable
Fund	Ended	Amount	Total Commissions	Transactions
MidCap Value III	2009
	2008	9,196
	2007	11,332
Principal Capital Appreciation	2009
	2008	10,313
	2007	9,489
Real Estate Securities	2009
	2008	82,368
	2007	72,032
SmallCap Blend	2009
	2008	48,676
	2007	24,689
SmallCap Growth	2009
	2008	47,263
	2007	69,399
SmallCap Growth I	2009
	2008	20,832
	2007	17,544
SmallCap Growth II	2009
	2008	24,496
	2007	31,879
SmallCap Growth III	2007	5,609
SmallCap S&P 600 Index	2009
	2008	21,491
	2007	16,851
SmallCap Value	2009
	2008	75,384
	2007	134,756
SmallCap Value I	2009
	2008	11,726
	2007	8,198
SmallCap Value II	2009
	2008	5,480
	2007	10,254
SmallCap Value III	2007	2,646

Material differences, if any, between the percentage of a Fund's brokerage commissions paid to a broker and the percentage of transactions effected through that broker reflect the commissions rates the Sub-Advisor has negotiated with the broker. Commission rates a Sub-Advisor pays to brokers may vary and reflect such factors as the trading volume placed with a broker, the type of security, the market in which a security is traded and the trading volume of that security, the types of services provided by the broker (i.e. execution services only or additional research services) and the quality of a broker's execution.

The following table indicates the value of each Fund’s aggregate holdings, in thousands, of the securities of Principal Funds, Inc. regular brokers or dealers for the fiscal year ended October 31, 2008.

Holdings of Securities of Principal Funds, Inc. Regular Brokers and Dealers
Bond & Mortgage Securities Fund	Merrill Lynch & Co Inc	$20,738
	Goldman Sachs Group Inc/The	15,246
	Citigroup Inc	5,053
	Morgan Stanley	4,219
Core Plus Bond Fund I	Merrill Lynch & Co Inc	1,023
	Citigroup Inc	904
	Goldman Sachs Group Inc/The	780
	Morgan Stanley	768
Disciplined LargeCap Blend Fund	Goldman Sachs Group Inc/The	14,459
	Citigroup Inc	8,369
High Quality Intermediate-Term Bond Fund	Merrill Lynch & Co Inc	948
	Goldman Sachs Group Inc/The	149
Income Fund	Citigroup Inc	11,809
	Goldman Sachs Group Inc/The	11,096
	Merrill Lynch & Co Inc	10,607
	Morgan Stanley	8,574
	Lehman Brothers Holdings Inc	2
Inflation Protection Fund	Merrill Lynch & Co Inc	3,268
	Morgan Stanley	1,504
	Citigroup Inc	1,300
	Goldman Sachs Group Inc/The	881
International Fund I	UBS AG	2,047
	Deutsche Bank AG	1,663
International Value Fund I	UBS AG	4,620
	Deutsche Bank AG	764
High Yield Fund I	Merrill Lynch & Co Inc	766
	Morgan Stanley	569
High Yield Fund	Lehman Brothers Holdings Inc	5
LargeCap Blend Fund I	Citigroup Inc	5,379
	Morgan Stanley	2,221
	Merrill Lynch & Co Inc	1,219
LargeCap Blend Fund II	Citigroup Inc	6,121
	Goldman Sachs Group Inc/The	3,737
	Morgan Stanley	2,559
	Merrill Lynch & Co Inc	2,413
LargeCap Growth Fund	Goldman Sachs Group Inc/The	39,898
	Merrill Lynch & Co Inc	25,478
LargeCap Growth Fund I	Goldman Sachs Group Inc/The	18,472
	Morgan Stanley	12,529
LargeCap Growth Fund II	Citigroup Inc	3,138
LargeCap S&P 500 Index Fund	Citigroup Inc	6,664
	Goldman Sachs Group Inc/The	3,603
	Merrill Lynch & Co Inc	2,552
	Morgan Stanley	1,737
LargeCap Value Fund	Citigroup Inc	7,270
	Goldman Sachs Group Inc/The	3,939
LargeCap Value Fund I	Citigroup Inc	30,235
	Morgan Stanley	13,249
	Goldman Sachs Group Inc/The	5,578
LargeCap Value Fund III	Citigroup Inc	33,735
	Goldman Sachs Group Inc/The	11,239
	Morgan Stanley	8,270
	Deutsche Bank AG	2,788
Money Market Fund	Merrill Lynch & Co Inc	34,999
	Morgan Stanley	19,188
Preferred Securities Fund	Merrill Lynch & Co Inc	6,690
	Citigroup Inc	3,476
Principal Capital Appreciation Fund	Goldman Sachs Group Inc/The	1,758
Short-Term Bond Fund	Merrill Lynch & Co Inc	1,940
	Citigroup Inc	1,195
	Goldman Sachs Group Inc/The	1,164
Short-Term Income Fund	Citigroup Inc	2,313

Allocation of Trades

By the Manager. The Manager shares a common trading platform and personnel that perform trade-related functions with Principal Global Investors (“PGI”) and, where applicable, the Manager and PGI coordinate trading activities on behalf of their respective clients. Such transactions are executed in accordance with the firms' trading policies and procedures, including, but not limited to trade allocations, purchase of new issues, and directed brokerage. The Manager acts as investment adviser for registered investment companies and PGI acts as investment adviser for a variety of individual accounts, ERISA accounts, mutual funds, insurance company separate accounts, and public employee retirement plans and places orders to trade portfolio securities for each of these accounts. Managing multiple accounts may give rise to potential conflicts of interest including, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. Each has adopted and implemented policies and procedures that it believes address the potential conflicts associated with managing accounts for multiple clients and ensures that all clients are treated fairly and equitably. These procedures include allocation policies and procedures and internal review processes.

If, in carrying out the investment objectives of their respective clients, occasions arise in which the Manager and PGI deem it advisable to purchase or sell the same equity securities for two or more client accounts at the same or approximately the same time, the Manager and PGI may submit the orders to purchase or sell to a broker/dealer for execution on an aggregate or “bunched” basis. The Manager and PGI will not aggregate orders unless it believes that aggregation is consistent with (1) its duty to seek best execution and (2) the terms of its investment advisory agreements. In distributing the securities purchased or the proceeds of sale to the client accounts participating in a bunched trade, no advisory account will be favored over any other account and each account that participates in an aggregated order will participate at the average share price for all transactions of the Manager and PGI relating to that aggregated order on a given business day, with all transaction costs relating to that aggregated order shared on a pro rata basis.

By the Sub-Advisors and Sub-Sub-Advisors. Each Sub-Advisor and Sub-Sub-Advisor manages a number of accounts other than the Fund's portfolios. Managing multiple accounts may give rise to potential conflicts of interest including, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. Each has adopted and implemented policies and procedures that it believes address the potential conflicts associated with managing accounts for multiple clients and ensures that all clients are treated fairly and equitably. These procedures include allocation policies and procedures, internal review processes and, in some cases, review by independent third parties.

Investments the Sub-Advisor or Sub-Sub-Advisor deems appropriate for the Fund's portfolio may also be deemed appropriate by it for other accounts. Therefore, the same security may be purchased or sold at or about the same time for both the Fund's portfolio and other accounts. In such circumstances, the Sub-Advisor or Sub-Sub-Advisor may determine that orders for the purchase or sale of the same security for the Fund's portfolio and one or more other accounts should be combined. In this event the transactions will be priced and allocated in a manner deemed by the Sub-Advisor or Sub-Sub-Advisor to be equitable and in the best interests of the Fund portfolio and such other accounts. While in some instances combined orders could adversely affect the price or volume of a security, the Fund believes that its participation in such transactions on balance will produce better overall results for the Fund.

PURCHASE AND REDEMPTION OF SHARES

Purchase of Shares

Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by a Fund when authorized organizations, their agents or affiliates receive the order. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Class A shares of the Funds are purchased at their public offering price and other shares of the Funds are purchased at the net asset value ("NAV") per share, as determined at the close of the regular trading session of the NYSE next occurring after a purchase order is received and accepted by an authorized agent of a Fund. In order to receive a day's price, an order must be received in good order by the close of the regular trading session of the NYSE as described below in "Pricing of Fund Shares."

All income dividends and capital gains distributions, if any, on a Fund's R-1, R-2, R-3, R-4, R-5, and Institutional class shares are reinvested automatically in additional shares of the same class of the same Fund. Dividends and capital gains distributions, if any, on a Fund's Class A, Class B, Class C, and Class J shares are reinvested automatically in additional shares of the same Class of shares of the same Fund unless the shareholder elects to take dividends in cash. The reinvestment will be made at the NAV determined on the first business day following the record date.

Sales of Shares
Payment for shares tendered for redemption is ordinarily made in cash. The Fund may determine, however, that it would be detrimental to the remaining shareholders to make payment of a redemption order wholly or partly in cash.
The Fund may, therefore, pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the Fund's portfolio in lieu of cash. If the Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described below in "Pricing of Fund
Shares."

The right to require the Funds to redeem their shares may be suspended, or the date of payment may be postponed, whenever: 1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends; 2) the SEC permits such suspension and so orders; or 3) an emergency exists as determined by the
SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Certain designated organizations are authorized to receive sell orders on the Fund's behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by the Fund when authorized organizations, their agents or affiliates receive the order.
The Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.

Principal Management Corporation (the "Manager") may recommend to the Board, and the Board may elect, to close certain funds to new investors or close certain funds to new and existing investors. The Manager may make such a recommendation when a fund approaches a size where additional investments in the fund have the potential to adversely impact fund performance and make it increasingly difficult to keep the fund fully invested in a manner consistent with its investment objective.

PRICING OF FUND SHARES

Each Fund's shares are bought and sold at the current net asset value ("NAV") per share. Each Fund's NAV for each class is calculated each day the New York Stock Exchange ("NYSE") is open, as of the close of business of the
Exchange (normally 3:00 p.m. Central Time). The NAV of Fund shares is not determined on days the NYSE is closed
(generally, New Year's Day; Martin Luther King, Jr. Day; Washington's Birthday/Presidents' Day; Good Friday;
Memorial Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received in proper form.

For all Funds except the Money Market Fund, the share price is calculated by:
• taking the current market value of the total assets of the Fund
• subtracting liabilities of the Fund
• dividing the remainder proportionately into the classes of the Fund
• subtracting the liability of each class
• dividing the remainder by the total number of shares owned in that class.
In determining NAV, securities listed on an Exchange, the NASDAQ National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price.
Municipal securities held by the Funds are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Funds and are based upon appraisals obtained by a pricing service, in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers.

Other securities that are traded on the over-the-counter market are valued at their closing bid prices. Each Fund will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on an amortized cost basis.
Securities for which quotations are not readily available, and other assets, are valued at fair value determined in good faith under procedures established by and under the supervision of the Board of Directors.
A Fund's securities may be traded on foreign securities markets that close each day prior to the time the NYSE closes.
In addition, foreign securities trading generally or in a particular country or countries may not take place on all business days in New York. The Fund has adopted policies and procedures to "fair value" some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund's NAV is calculated. Significant events can be specific to a single security or can include events that impact a particular foreign market or markets. A significant event can also include a general market movement in the U.S.
securities markets. These fair valuation procedures are intended to discourage shareholders from investing in the
Fund for the purpose of engaging in market timing or arbitrage transactions. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The NAV of a Fund investing in foreign securities may change on days when shareholders are unable to purchase or redeem shares. If the Sub-Advisor believes that the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the
Manager or any Sub-Advisor is authorized to make such determinations subject to the oversight of the Board of
Directors as may from time to time be necessary.

Money Market Fund
The share price of each Class of shares of the Money Market Fund is determined at the same time and on the same days as the Funds described above. All securities held by the Money Market Fund are valued on an amortized cost basis. Under this method of valuation, a security is initially valued at cost; thereafter, the Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the security.

Use of the amortized cost valuation method by the Money Market Fund requires the Fund to maintain a dollar weighted average maturity of 90 days or less and to purchase only obligations that have remaining maturities of 397 days or less or have a variable or floating rate of interest. In addition, the Fund invests only in obligations determined by the Directors to be of high quality with minimal credit risks.

The Board of Directors has established procedures for the Money Market Fund designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include a directive to the Sub-Advisor to test price the portfolio or specific securities on a weekly basis using a mark-to-market method of valuation to determine possible deviations in the net asset value from $1.00 per share. If such deviation exceeds 1/2 of 1%, the Board of Directors promptly considers what action, if any, will be initiated. In the event the Board of Directors determines that a deviation exists which may result in material dilution or other unfair results to shareholders, it takes such corrective action as it regards as appropriate, including: sale of portfolio instruments prior to maturity; the withholding of dividends; redemptions of shares in kind; the establishment of a net asset value per share based upon available market quotations; or splitting, combining or otherwise recapitalizing outstanding shares. The Fund may also reduce the number of shares outstanding by redeeming proportionately from shareholders, without the payment of any monetary compensation, such number of full and fractional shares as is necessary to maintain the net asset value at $1.00 per share.

TAX CONSIDERATIONS

Taxation of the Funds
It is a policy of the Funds to make distributions of substantially all of their respective investment income and any net realized capital gains. The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. If a Fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions (as long or short-term capital gains or qualifying dividends) of the Fund in the manner they were received by the Fund.

Certain Funds may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the Internal Revenue Service. In order to avoid taxes and interest that must be paid by the Funds if these instruments appreciate in value, the Funds may make various elections permitted by the tax laws. However, these elections could require that the Funds recognize additional taxable income, which in turn must be distributed.

The Fund is required in certain cases to withhold and remit to the U.S. Treasury 28% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder 1) who has provided either an incorrect tax identification number or no number at all, 2) who is subject to backup withholding by the Internal
Revenue Service for failure to report the receipt of interest or dividend income properly, or 3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

Taxation of Shareholders
A shareholder recognizes gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sales or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within
30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund is considered capital gain or loss (long-term capital gain or loss if the shares were held for longer than one year). However, any capital loss arising from the sales or redemption of shares held for six months or less is disallowed to the extent of the amount of exempt-interest dividends received on such shares and
(to the extent not disallowed) is treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income under current rules.

If a shareholder a) incurs a sales charge in acquiring shares of the Fund, b) disposes of such shares less than 91 days after they are acquired, and c) subsequently acquires shares of the Fund or another fund at a reduced sales charge pursuant to a right to reinvest at such reduced sales charge acquired in connection with the acquisition of the shares disposed of, then the sales charge on the shares disposed of (to the extent of the reduction in the sales charge on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of but shall be treated as incurred on the acquisition of the shares subsequently acquired.

Shareholders should consult their own tax advisors as to the federal, state and local tax consequences of ownership of shares of the Funds in their particular circumstances.

Qualification as a Regulated Investment Company
The Funds intend to qualify annually to be treated as regulated investment companies (RICs) under the Internal
Revenue Code of 1986, as amended, (the IRC). To qualify as RICs, the Funds must invest in assets which produce types of income specified in the IRC (Qualifying Income). Whether the income from derivatives, swaps, commodity-
linked derivatives and other commodity/natural resource-related securities is Qualifying Income is unclear under current law. Accordingly, the Funds' ability to invest in certain derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities may be restricted. Further, if the Funds do invest in these types of securities and the income is not determined to be Qualifying Income, it may cause such Fund to fail to qualify as a RIC under the IRC.

Special Tax Considerations
Municipal Funds
Each of the Municipal Funds also intends to qualify to pay "exempt-interest dividends" to its shareholders. An exempt-
interest dividend is that part of dividend distributions made by the Fund which consist of interest received by that Fund on tax-exempt Municipal Obligations. Shareholders incur no federal income taxes on exempt-interest dividends.
However, these exempt-interest dividends may be taxable under state or local law. Fund shareholders that are corporations must include exempt-interest dividends in determining whether they are subject to the corporate alternative minimum tax. Exempt-interest dividends that derive from certain private activity bonds must be included by individuals as a preference item in determining whether they are subject to the alternative minimum tax. The Fund may also pay ordinary income dividends and distribute capital gains from time to time. Ordinary income dividends and distributions of capital gains, if any, are taxable for federal purposes.

If a shareholder receives an exempt-interest dividend with respect to shares of the Funds held for six months or less, then any loss on the sale or exchange of such shares, to the extent of the amount of such dividend, is disallowed. If a shareholder receives a capital gain dividend with respect to shares held for six months or less, then any loss on the sale or exchange of such shares is treated as a long term capital loss to the extent the loss exceeds any exempt-
interest dividend received with respect to such shares, and is disallowed to the extent of such exempt-interest dividend.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of any of these Funds is not deductible. Furthermore, entities or persons who are "substantial users" (or related persons) under Section 147(a)
of the Internal Revenue Code of facilities financed by private activity bonds should consult their tax advisors before purchasing shares of the Fund.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. If legislation is enacted that eliminates or significantly reduces the availability of Municipal Obligations, it could adversely affect the ability of the Fund to continue to pursue its investment objectives and policies. In such event, the Fund would reevaluate its investment objectives and policies.

International Funds
Some foreign securities purchased by the Funds may be subject to foreign taxes that could reduce the yield on such securities. The amount of such foreign taxes is expected to be insignificant. The Funds may from year to year make an election to pass through such taxes to shareholders. If such election is not made, any foreign taxes paid or accrued will represent an expense to each affected Fund that will reduce its investment company taxable income.

Futures Contracts and Options
As previously discussed, some of the Funds invest in futures contracts or options thereon, index options, or options traded on qualified exchanges. For federal income tax purposes, capital gains and losses on futures contracts or options thereon, index options or options traded on qualified exchanges are generally treated as 60% long-term and
40% short-term. In addition, the Funds must recognize any unrealized gains and losses on such positions held at the end of the fiscal year. A Fund may elect out of such tax treatment, however, for a futures or options position that is part of an "identified mixed straddle" such as a put option purchased with respect to a portfolio security. Gains and losses on futures and options included in an identified mixed straddle are considered 100% short-term and unrealized gains or losses on such positions are not realized at year-end. The straddle provisions of the Code may require the deferral of realized losses to the extent that a Fund has unrealized gains in certain offsetting positions at the end of the fiscal year. The Code may also require recharacterization of all or a part of losses on certain offsetting positions from short-
term to long-term, as well as adjustment of the holding periods of straddle positions.

PORTFOLIO HOLDINGS DISCLOSURE

The Fund may publish month-end portfolio holdings information for each Fund's portfolio on the principal.com website and on the principalfunds.com website on the fifteenth business day of the following month. The Funds may also occasionally publish information on the website relating to specific events, such as the impact of a natural disaster, corporate debt default or similar events on portfolio holdings. In addition, composite portfolio holdings information for the Money Market Fund is published each week as of the prior week on the principalglobal.com website. It is the
Fund's policy to disclose only public information regarding portfolio holdings (i.e. information published on the website or filed with the SEC), except as described below.

Non-Specific Information. Under the Disclosure Policy, the Funds may distribute non-specific information about the
Funds and/or summary information about the Funds as requested. Such information will not identify any specific portfolio holding, but may reflect, among other things, the quality, character, or sector distribution of a Fund's holdings.
This information may be made available at any time (or without delay).

Policy. The Fund and Principal have adopted a policy of disclosing non-public portfolio holdings information to third parties only to the extent required by federal law, and to the following third parties, so long as such third party has agreed, or is legally obligated, to maintain the confidentiality of the information and to refrain from using such information to engage in securities transactions:

1)Daily to the Fund's portfolio pricing services, FT Interactive Data Corporation, J.J. Kenny and Bear Stearns, to
obtain prices for portfolio securities;

2)Upon proper request to government regulatory agencies or to self regulatory organizations;

3)As needed to Ernst & Young LLP, the independent registered public accounting firm, in connection with the performance of the services provided by Ernst & Young LLP to the Fund;

4)To the sub-advisers' proxy service providers (Automatic Data Processing, Glass Lews & Co., and RiskMetrics
Group) to facilitate voting of proxies; and

5)To the Fund's custodian, The Bank of New York Mellon, in connection with the services provided by the custodian to the Fund.

The Fund is also permitted to enter into arrangements to disclose portfolio holdings to other third parties in connection with the performance of a legitimate business purpose if such third party agrees in writing to maintain the confidentiality of the information prior to the information being disclosed. Any such written agreement must be approved by an officer of the Fund, the Manager or the Fund's sub-advisor. Approval must be based on a reasonable belief that disclosure to such other third party is in the best interests of the Fund's shareholders. If a conflict of interest is identified in connection with disclosure to any such third party, the Fund's or the Manager's Chief Compliance
Officer ("CCO") must approve such disclosure, in writing before it occurs. Such third parties currently include:

Abel Noser	Glass Lewis & Co.
Advent	Hub Data
The Bank of New York Mellon	Investment Company Institute
Bloomberg, LP	Investment Technology Group, Inc.
Broadridge	ITG Plexus Alpha Capture
Charles River Development	ix Partners, Ltd.
Check Free Investment Services	J.P. Morgan Investor Services
Confluence Technologies, Inc.	Mellon Analytical Solutions
Depository Trust Co.	Mellon Trust
DST Output, Inc.	Plexus Plan Sponsor Group
Eagle Investment Systems	RiskMetrics Group
Electra Securities Transaction and	Russell Implementation Services
Reconciliation System (STaARS)	R.R. Donnelley and Sons Company
EzE Castle Software LLC	Standard & Poor's Securities Evaluations, Inc.
FactSet Research Systems	State Street
Financial Model Co.	SunGard PTA
Financial Tracking, LLC	Vestek
Frank Russell Securities, Inc.	Wolters Kluwer Financial Service
Frank Russell Company

Any agreement by which any Fund or any party acting on behalf of the Fund agrees to provide Fund portfolio information to a third party, other than a third party identified in the policy described above, must be approved prior to information being provided to the third party, unless the third party is a regulator or has a duty to maintain the confidentiality of such information and to refrain from using such information to engage in securities transactions. A written record of approval will be made by the person granting approval.

The Fund may also disclose to Edge, non-public portfolio holdings information relating to the underlying funds in which the SAM portfolios invest to facilitate Edge's management of the SAM portfolios. Edge may use underlying fund portfolio holdings information of funds managed by unaffiliated advisory firms solely for the purpose of managing the
SAM portfolios.

The Fund's non-public portfolio holdings information policy applies without variation to individual investors, institutional investors, intermediaries that distribute the Fund's shares, third party service providers, rating and ranking organizations, and affiliated persons of the Fund. Neither the Fund nor the Manager nor any other party receive compensation in connection with the disclosure of Fund portfolio information. The Fund's CCO will periodically, but no less frequently than annually, review the Fund's portfolio holdings disclosure policy and recommend changes the CCO believes are appropriate, if any, to the Fund's Board of Directors. In addition, the Fund's Board of Directors must approve any change in the Fund's portfolio holdings disclosure policy that would expand the distribution of such information.

PROXY VOTING POLICIES AND PROCEDURES

The Board of Directors has delegated responsibility for decisions regarding proxy voting for securities held by each
Fund to the Fund’s Manager or to that Fund's Sub-Advisor or Sub-Sub-Advisor, as appropriate. The Sub-Advisor, or
Sub-Sub-Advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board of Directors, and which are found in Appendix B. Any material changes to the proxy policies and procedures will be submitted to the Board of Directors for approval.

The Principal LifeTime Funds and SAM Portfolios invest in shares of other Funds. Principal is authorized to vote proxies related to the underlying funds. If an underlying fund holds a shareholder meeting, in order to avoid any potential conflict of interest, Principal will vote shares of such fund on any proposal submitted to the fund's shareholders in the same proportion as the votes of other shareholders of the underlying fund.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2009, is available, without charge, upon request, by calling 1-800-222-5852 or on the SEC website at http://www.sec.gov.

FINANCIAL STATEMENTS

To be filed by amendment.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP (233 South Wacker Drive, Chicago, IL 60606), independent registered public accounting firm, is the independent registered public accounting firm for the Fund Complex.

GENERAL INFORMATION

MidCap S&P 400 Index Fund, LargeCap S&P 500 Index Fund, and SmallCap S&P 600 Index Fund Only. The
Funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, a division of The McGraw-Hill
Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to Fund shareholders or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500 Index, S&P MidCap 400 Index, or S&P SmallCap 600 Index to track general stock market performance. S&P's only relationship to the Principal Life Insurance Company and the Manager is the licensing of certain trademarks and trade names of S&P and the S&P 500 Index, S&P MidCap 400 Index, and S&P SmallCap 600
Index which are determined, composed, and calculated by S&P without regard to Principal Life Insurance Company, the Manager, or the Funds. S&P has no obligation to take the needs of Principal Life Insurance Company, the
Manager or Fund shareholders into consideration in determining, composing or calculating the S&P 500 Index, the
S&P MidCap 400 Index, or the S&P SmallCap 600 Index. S&P is not responsible for and has not participated in the determination of the prices of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the Funds.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, S&P
MIDCAP 400 INDEX, OR S&P SMALLCAP 600 INDEX OR ANY DATA CONTAINED THEREIN AND S&P SHALL
HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO
WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PRINCIPAL LIFE INSURANCE
COMPANY, THE MANAGER, FUND SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE
OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, OR THE S&P SMALLCAP 600 INDEX OR ANY DATA
INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIES WARRANTIES, AND EXPRESSLY DISCLAIMS
ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH
RESPECT TO THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX OR THE S&P SMALLCAP 600 INDEX OR ANY
DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE
ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST
PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

PORTFOLIO MANAGER DISCLOSURE
(as provided by the Investment Advisors)

This section contains information about portfolio managers and the other accounts they manage, their compensation, and their ownership of securities. For information about potential material conflicts of interest, see Brokerage
Allocation and Other Practices - Allocation of Trades.

Information in this section is as of October 31, 2009, unless otherwise noted.

Advisor: Principal Management Corporation

Other Accounts Managed

			Number of	Total Assets of the
			Accounts that	Accounts that
	Total	Total Assets	base the Advisory	base the
	Number of	in the	Fee on	Advisory Fee
	Accounts	Accounts	Performance	on Performance
Michael P. Finnegan: Principal LifeTime Strategic	N/A	N/A	N/A	N/A
Income, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045,
2050, 2055 Funds
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Randy L. Welch: Principal LifeTime Strategic Income,	N/A	N/A	N/A	N/A
2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050,
2055 Funds
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

James W. Fennessey: Principal LifeTime Strategic	N/A	N/A	N/A	N/A
Income, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045,
2050, 2055 Funds
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Compensation

Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

• Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

• Include a description of the structure of, and the method used to determine, any compensation received by the
Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Compensation is predominantly composed of salary. Salary is reviewed annually. Annual bonus is driven primarily by company and business unit performance. Fund performance is taken into account when determining bonuses.
No part of salary, bonus, or retirement plan compensation is tied to asset levels.

Ownership of Securities

For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by
Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -
$10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager
Michael P. Finnegan	Principal LifeTime Strategic Income Fund
Principal LifeTime 2010 Fund
Principal LifeTime 2015 Fund
Principal LifeTime 2020 Fund
Principal LifeTime 2025 Fund
Principal LifeTime 2030 Fund
Principal LifeTime 2035 Fund
Principal LifeTime 2040 Fund
Principal LifeTime 2045 Fund
Principal LifeTime 2050 Fund
Principal LifeTime 2055 Fund
Randy L. Welch	Principal LifeTime Strategic Income Fund
Principal LifeTime 2010 Fund
Principal LifeTime 2015 Fund
Principal LifeTime 2020 Fund
Principal LifeTime 2025 Fund
Principal LifeTime 2030 Fund
Principal LifeTime 2035 Fund
Principal LifeTime 2040 Fund
Principal LifeTime 2045 Fund
Principal LifeTime 2050 Fund
Principal LifeTime 2055 Fund
James W. Fennessey	Principal LifeTime Strategic Income Fund
Principal LifeTime 2010 Fund
Principal LifeTime 2015 Fund
Principal LifeTime 2020 Fund
Principal LifeTime 2025 Fund
Principal LifeTime 2030 Fund
Principal LifeTime 2035 Fund
Principal LifeTime 2040 Fund
Principal LifeTime 2045 Fund
Principal LifeTime 2050 Fund
Principal LifeTime 2055 Fund

Sub-Advisor: AllianceBernstein L.P.

Other Accounts Managed

			Number of	Total Assets of the
			Accounts that	Accounts that
	Total	Total Assets	base the Advisory	base the
	Number of	in the	Fee on	Advisory Fee
	Accounts	Accounts	Performance	on Performance
Marilyn G. Fedak: LargeCap Value Fund III	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Christopher Marx: LargeCap Value Fund III	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

John D. Phillips, Jr.: LargeCap Value Fund III	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Joseph G. Paul: LargeCap Value Fund III	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

David Yuen: LargeCap Value Fund III	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Bruce K. Aronow: SmallCap Growth Fund I	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

N. Kumar Kirpalani: SmallCap Growth Fund I	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Samantha S. Lau: SmallCap Growth Fund I	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Wen-Tse Tseng: SmallCap Growth Fund I	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Compensation

Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

• Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

• Include a description of the structure of, and the method used to determine, any compensation received by the
Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Compensation for Portfolio Managers and Analysts

Compensation for our investment professionals typically consists of base salary and incentive compensation. The bonus pool is a function of the firm’s pre-tax, pre-bonus profitability and is allocated by the firm’s Compensation
Committee. The firm requires that approximately 40% of annual incentive compensation for the professional staff be taken in deferred form with four-year vesting and that at least half of this amount be placed in the firm's investment services. Total compensation packages are competitive by industry standards. The mix of remuneration elements varies according to the seniority of employees.

More specifically, as far as the compensation of our analysts is concerned, chief investment officers, senior portfolio managers and directors of research from all parts of the world evaluate the performance of our firm’s analysts. The results are used as a basis for pay awards. Three main criteria are used to evaluate our growth equity and fixed income analysts: the performance of their research recommendations and their advocacy of those recommendations; the quality of their research; and their productivity. Three main criteria are used to evaluate our value equity analysts: the analyst’s breadth and depth of research knowledge; the level of attentiveness to forecasts and market movements; and the quantitative review of productivity. Regarding portfolio management compensation, pay levels are determined using a combination of objective performance measures (such as unit profitability and corporate performance) and more subjective factors. In the latter area, we make an assessment of contribution made by the individual to our clients’ performance and to the firm. Considerations include: the individual’s involvement in the research process and in other aspects of portfolio management; his or her success in establishing and maintaining client relationships; ability to attract talent and build a team of staff; and managerial skills.

The firm continues to review ways to best align portfolio manager and analyst compensation with client investment returns. We will continue to make revisions to our policies in this area as we deem appropriate.

Ownership of Securities

For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by
Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -
$10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager
Marilyn G. Fedak	LargeCap Value Fund III
Joseph G. Paul	LargeCap Value Fund III
Christopher Marx	LargeCap Value Fund III
John D. Phillips, Jr.	LargeCap Value Fund III
David Yuen	LargeCap Value Fund III
Bruce K. Aronow	SmallCap Growth Fund I
N. Kumar Kirpalani	SmallCap Growth Fund I
Samantha S. Lau	SmallCap Growth Fund I
Wen-Tse Tseng	SmallCap Growth Fund I

Sub-Advisor: American Century

Other Accounts Managed

			Number of	Total Assets of the
			Accounts that	Accounts that
	Total	Total Assets	base the Advisory	base the
	Number of	in the	Fee on	Advisory Fee
	Accounts	Accounts	Performance	on Performance
Prescott LeGard: LargeCap Growth Fund II	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Gregory Woodhams: LargeCap Growth Fund II	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Compensation

Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

• Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

• Include a description of the structure of, and the method used to determine, any compensation received by the
Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. As of October 31, 2008, it includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

BASE SALARY

Portfolio managers receive base pay in the form of a fixed annual salary.

BONUS

A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For most American Century mutual funds, investment performance is measured by a combination of one- and three-year pre-tax performance relative to various benchmarks and/or internally-customized peer groups.
Beginning in 2008, American Century is placing increased emphasis on long-term performance and is phasing in five-year performance comparison periods. The performance comparison periods may be adjusted based on a fund’s inception date or a portfolio manager’s tenure on the fund. Custom peer groups are constructed using all the funds in the indicated categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that is both more stable over the long term (i.e., has less peer turnover) and that more closely represents the fund’s true peers based on internal investment mandates.

Portfolio managers may have responsibility for multiple American Century mutual funds. In such cases, the performance of each is assigned a percentage weight appropriate for the portfolio manager’s relative levels of responsibility.

Portfolio managers also may have responsibility for portfolios that are managed in a fashion similar to that of other
American Century mutual funds. This is the case for the LargeCap Growth Fund II. If the performance of a similarly managed account is considered for purposes of compensation, it is either measured in the same way as a comparable American Century mutual fund (i.e., relative to the performance of a benchmark and/or peer group) or relative to the performance of such mutual fund. Performance of LargeCap Growth Fund II is not separately considered in determining portfolio manager compensation.

A second factor in the bonus calculation relates to the performance of a number of American Century funds managed according to one of the following investment styles: U.S. growth, U.S. value, international and fixed-
income. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three year performance (equal or asset weighted) depending on the portfolio manager’s responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

A portion of portfolio managers’ bonuses may be tied to individual performance goals, such as research projects and the development of new products.

RESTRICTED STOCK PLANS

Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

DEFERRED COMPENSATION PLANS

Portfolio managers are eligible for grants of deferred compensation. These grants are used in limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

Ownership of Securities

For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by
Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -
$10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager
Prescott LeGard	LargeCap Growth Fund II
Gregory Woodhams	LargeCap Growth Fund II

Sub-Advisor: AXA Rosenberg

Other Accounts Managed

			Number of	Total Assets of the
			Accounts that	Accounts that
	Total	Total Assets	base the Advisory	base the
	Number of	in the	Fee on	Advisory Fee
	Accounts	Accounts	Performance	on Performance
William E. Ricks: International Value Fund I	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Compensation

Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

• Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

• Include a description of the structure of, and the method used to determine, any compensation received by the
Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

AXA Rosenberg offers extraordinary opportunities for participation in research and development at the leading edge of investment technology.

In addition, we have created a unique working environment that is appealing to employees. We take a collegial rather than a hierarchical approach to decision-making, and our employees, recognized as part of the team, contribute both to the "wins" and "losses" of the firm.

Employee compensation is a function of education, professional background, and productivity. Beyond salary, all employees participate in the firm's success through both a significant profit sharing pool (20% of the firm's profits annually), which is based upon a formula that gives more weight to longer term employees and to higher paid employees, and a discretionary bonus pool. There are no plans to provide equity to staff.

AXA Rosenberg does not have publicly traded stock, nor do we offer phantom equity to senior employees.

We participate in industry compensation surveys and gain industry intelligence from executive recruiters with whom we work. We are confident that, on average, our staff's overall compensation is highly competitive with other firms in the investment management business.

Ownership of Securities

For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by
Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -
$10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager
William E. Ricks	International Value Fund I

Sub-Advisor: Barrow, Hanley, Mewhinney & Strauss

Other Accounts Managed

			Number of	Total Assets of the
			Accounts that	Accounts that
	Total	Total Assets	base the Advisory	base the
	Number of	in the	Fee on	Advisory Fee
	Accounts	Accounts	Performance	on Performance
James P. Barrow: MidCap Value Fund III	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Mark Giambrone: MidCap Value Fund III	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Compensation

Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

• Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

• Include a description of the structure of, and the method used to determine, any compensation received by the
Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

In addition to base salary, all portfolio managers and analysts share in a bonus pool that is distributed semi-
annually. Analysts and portfolio managers are rated on their value added to the team-oriented investment process.
Overall compensation applies with respect to all accounts managed and compensation does not differ with respect to distinct accounts managed by a portfolio manager. Compensation is not tied to a published or private benchmark. It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst's sector if there are no compelling opportunities in the industries covered by that analyst.

The compensation of portfolio managers is not directly tied to fund performance or growth in assets for any fund or other account managed by a portfolio manager and portfolio managers are not compensated for bringing in new business. Of course, growth in assets from the appreciation of existing assets and/or growth in new assets will increase revenues and profit. The consistent, long-term growth in assets at any investment firm is to a great extent,

dependent upon the success of the portfolio management team. The compensation of the portfolio management team at the Adviser will increase over time, if and when assets continue to grow through competitive performance.

Ownership of Securities

For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by
Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -
$10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager
James P. Barrow	MidCap Value Fund III
Mark Giambrone	MidCap Value Fund III

Sub-Advisor: BlackRock Financial Management, Inc.

Other Accounts Managed

			Number of	Total Assets of the
			Accounts that	Accounts that
	Total	Total Assets	base the Advisory	base the
	Number of	in the	Fee on	Advisory Fee
	Accounts	Accounts	Performance	on Performance
Stuart Spodek: Inflation Protection Fund	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Brian Weinstein: Inflation Protection Fund	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Compensation

Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

• Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

• Include a description of the structure of, and the method used to determine, any compensation received by the
Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Portfolio Manager Compensation Overview

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-
Term Retention and Incentive Plan and Restricted Stock Program.

Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

Discretionary Incentive Compensation

Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-
adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock. In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. BlackRock’s
Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated.
With respect to the portfolio managers, such benchmarks for the Principal Inflation Protection Fund include the following:

Portfolio Manager	Benchmarks Applicable to Each Manager
Stuart Spodek	A combination of market-based indices (e.g., Citigroup 1-Year Treasury Index, Merrill
Lynch 1-3 Year Treasury Index, Barclays Capital Global Real: U.S. Tips Index), certain customized indices and certain fund industry peer groups.
Brian Weinstein	A combination of market-based indices (e.g., Barclays Capital Global Real: U.S. Tips
Index), certain customized indices and certain fund industry peer groups.

BlackRock’s Chief Investment Officers make a subjective determination with respect to the portfolio managers’
compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks noted above. Performance is measured on both a pre-tax and after-tax basis over various time periods including 1, 3, 5 and 10-year periods, as applicable.

Distribution of Discretionary Incentive Compensation
Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock,
Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on
BlackRock’s ability to sustain and improve its performance over future periods.

Long-Term Retention and Incentive Plan (“LTIP”) — The LTIP is a long-term incentive plan that seeks to reward certain key employees. Prior to 2006, the plan provided for the grant of awards that were expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock, Inc. common stock. Beginning in 2006, awards are granted under the LTIP in the form of
BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock. Messrs. Spodek and Weinstein have each received awards under the LTIP.

Deferred Compensation Program — A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm’s investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among the various investment options. Messrs. Spodek and Weinstein have each participated in the deferred compensation program.

Options and Restricted Stock Awards — A portion of the annual compensation of certain employees is mandatorily deferred into BlackRock restricted stock units. Prior to the mandatory deferral into restricted stock units, BlackRock granted stock options to key employees, including certain portfolio managers who may still hold unexercised or unvested options. BlackRock, Inc. also granted restricted stock awards designed to reward certain key employees as an incentive to contribute to the long-term success of BlackRock. These awards vest over a period of years. Mr.
Spodek has been granted stock options and/or restricted stock in prior years.

Other compensation benefits. In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2%
for any year in which BlackRock has positive net operating income. The RSP offers a range of investment options, including registered investment companies managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of
1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.

Ownership of Securities

For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by
Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -
$10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager
Stuart Spodek	Inflation Protection Fund
Brian Weinstein	Inflation Protection Fund

Sub-Advisor: Brown Investment Advisory Incorporated

Other Accounts Managed

			Number of	Total Assets of the
			Accounts that	Accounts that
	Total	Total Assets	base the Advisory	base the
	Number of	in the	Fee on	Advisory Fee
	Accounts	Accounts	Performance	on Performance
Kenneth M. Stuzin: LargeCap Growth Fund I	N/A	N/A	N/A	N/A
Registered investment companies:		$ $
Other Pooled Funds		$ $
Other accounts		$ $

Compensation

Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

• Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

• Include a description of the structure of, and the method used to determine, any compensation received by the
Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

The portfolio manager of the Sub-Advisor receives a compensation package that includes a base salary and variable incentive bonus. A portfolio manager who is also a member of the Sub-Advisor’s management team maintains a significant equity interest in Brown Advisory Holdings Incorporated. The incentive bonus is subjective.
It takes into consideration a number of factors including but not limited to performance, client satisfaction and service and the profitability of the Sub-Advisor’s business. When evaluating a portfolio manager’s performance the
Sub-Advisor compares the pre-tax performance of a portfolio manager’s accounts to a relative broad-based market index over a trailing 1, 3, and 5 year time period. The performance bonus is distributed at calendar year-end based on, among other things, the pre-tax investment return over the prior 1,3, and 5 year periods.

Accounts managed in the large-cap growth equity strategy are typically compared to the Russell 1000 Growth
Index.

All portions of a portfolio manager’s compensation package are paid by the Sub-Advisor and not by any client account.

Ownership of Securities

For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by
Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -
$10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

	Funds Managed by Portfolio Manager	Dollar Range of Securities
Portfolio Manager	(list each fund on its own line)	Owned by the Portfolio Manager
Kenneth M. Stuzin	LargeCap Growth Fund I

Sub-Advisor: Causeway Capital Management LLC

Other Accounts Managed

			Number of	Total Assets of the
			Accounts that	Accounts that
	Total	Total Assets	base the Advisory	base the
	Number of	in the	Fee on	Advisory Fee
	Accounts	Accounts	Performance	on Performance
Sarah H. Ketterer: International Value Fund I	N/A	N/A	N/A	N/A
Other registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Harry W. Hartford: International Value Fund I	N/A	N/A	N/A	N/A
Other registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

James A. Doyle: International Value Fund I	N/A	N/A	N/A	N/A
Other registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Jonathan P. Eng: International Value Fund I	N/A	N/A	N/A	N/A
Other registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Kevin Durkin: International Value Fund I	N/A	N/A	N/A	N/A
Other registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Compensation

Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

• Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

• Include a description of the structure of, and the method used to determine, any compensation received by the
Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Ms. Ketterer and Mr. Hartford, the chief executive officer and president of Causeway, respectively, receive annual salary and are entitled, as controlling owners of the firm, to distributions of the firm’s profits based on their ownership interests. They do not receive incentive compensation. Messrs. Doyle, Eng and Durkin receive salary, incentive compensation and distributions of firm profits based on their minority ownership interests. Salary and incentive compensation are determined by the firm’s Operating Committee, led by Ms. Ketterer and Mr. Hartford,
weighing a variety of objective and subjective factors. No specific formula is used and salary and incentive compensation are not based on the specific performance of the Fund or any single client account managed by
Causeway. The following factors are among those considered in determining incentive compensation: individual research contribution, portfolio management contribution, group research contribution and client service contribution.

Ownership of Securities

For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by
Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -
$10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager
Sarah H. Ketterer	International Value Fund I
Harry W. Hartford	International Value Fund I
James A. Doyle	International Value Fund I
Jonathan P. Eng	International Value Fund I
Kevin Durkin	International Value Fund I

Sub-Advisor: Columbus Circle Investors

Other Accounts Managed

			Number of	Total Assets of the
			Accounts that	Accounts that
	Total	Total Assets	base the Advisory	base the
	Number of	in the	Fee on	Advisory Fee
	Accounts	Accounts	Performance	on Performance
Anthony Rizza: LargeCap Growth Fund	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Thomas J. Bisighini: LargeCap Growth Fund	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Clifford G. Fox: MidCap Growth Fund and	N/A	N/A	N/A	N/A
SmallCap Growth Fund I
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Michael Iacono: MidCap Growth Fund	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Compensation

Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

• Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

• Include a description of the structure of, and the method used to determine, any compensation received by the
Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Columbus Circle Investors seeks to maintain a competitive compensation program based on investment management industry standards to attract and retain superior investment professionals. Compensation structure is comprised of the following:

•	Base Salary. Each portfolio manager is paid a fixed base salary, which varies among portfolio managers depending on the experience and responsibilities of the portfolio manager. The firm’s goal is to maintain competitive base salaries through an annual review process, which includes an analysis of industry standards, market conditions, and salary surveys.

•	Bonus. Each portfolio manager is eligible to receive an annual bonus. Targeted bonus amounts vary among portfolio managers based on the experience level and responsibilities of the portfolio manager. Bonus compensation is based upon the performance of the investment strategy for which the portfolio manager is responsible and the role the portfolio manager plays in that performance, plus the value to the firm that the strategy the portfolio manager has provided. Value to the firm is related to the assets under management that employ the portfolio manager’s strategy as well as the part that success and the portfolio manager personally play in overall firm success. Portfolio managers who are partners receive quarterly bonus compensation based upon overall revenue generated by the products for which they are responsible.

•	Equity Payments. Portfolio managers who are partners of CCI receive quarterly distributions based upon their equity ownership share and firm profitability. We believe this structure allows us to retain highly qualified portfolio managers, as it provides the opportunity to share directly in the success of the business.

Each portfolio manager is eligible to participate in a competitive benefits package including health and retirement benefits [in the form of a 401(k) plan], which are available to all of Columbus Circle employees.

Ownership of Securities

For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by
Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -
$10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager
Anthony Rizza	LargeCap Growth Fund
Thomas J. Bisighini	LargeCap Growth Fund
Clifford G. Fox	MidCap Growth Fund
SmallCap Growth Fund I
Michael Iacono	MidCap Growth Fund

Sub-Advisor: ClearBridge Advisors, LLC

Other Accounts Managed

			Number of	Total Assets of the
			Accounts that	Accounts that
	Total	Total Assets	base the Advisory	base the
	Number of	in the	Fee on	Advisory Fee
	Accounts	Accounts	Performance	on Performance
Michael Kagan: LargeCap Blend Fund II	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Scott Glasser: LargeCap Blend Fund II	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Compensation

Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

•	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

•	Include a description of the structure of, and the method used to determine, any compensation received by the
Portfolio Manager from the Fund, the Fund's investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager's compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

ClearBridge investment professionals receive base salary, other employee benefits and are eligible to receive incentive compensation. Base salary is fixed and typically determined based on market factors and the skill and experience of individual investment personnel.

ClearBridge has incentive and deferred compensation plans (the "Plans") for its investment professionals, including the fund's portfolio manager(s) and research analysts. The Plans are designed to align the objectives of ClearBridge investment professionals with those of fund shareholders and other ClearBridge clients. Additionally, the deferred plans are designed to retain its investment professionals and reward long-term performance.

Incentive Compensation

Investment performance is the key component in determining the final incentive award for all of ClearBridge's investment professionals. A portfolio manager's initial incentive award is based on the investment professional's ongoing contribution to ClearBridge's investment and business results and externally measured competitive pay practices for the portfolio manager's position/experience within the firm. This award is then adjusted upward or downward based on investment performance during the most recent year over a rolling 1, 3, and 5 year time period.
Product performance is ranked among a "peer group" of non-ClearBridge investment managers and the applicable product benchmark (e.g., a securities index and, with respect to a fund, the benchmark set forth in the fund's prospectus to which the fund's average annual total returns are compared).

The peer group of non-ClearBridge investment managers is defined by product style/type, vehicle type and geography and selected by independent vendors that track and provide (for a fee paid by ClearBridge) relevant peer group performance and ranking data (e.g., primarily Lipper or Callan) .

The 1, 3, and 5 year performance versus benchmark and peer group approximate effective weightings are 35% for trailing 1 year performance, 50% for trailing 3 year performance, and 15% for trailing 5 year performance.

Lastly, the incentive award for an investment professional may also be adjusted by ClearBridge's Chief Investment
Officer and Chief Operating Officer based on other qualitative factors such as contribution to the firm and the development of investment staff.

For ClearBridge's centralized research professionals, there is an annual incentive compensation plan with a combined scorecard based on portfolio manager questionnaires/surveys, stock picking performance, and contribution to the firm.
The analyst's stock picks are tracked on a formal basis through Factset and make up a portion of the analyst's overall scorecard performance. These stock picks are measured versus their respective sector indexes.

Deferred Award

Up to 20% of an investment professional's annual incentive compensation is subject to deferral. For portfolio managers, one-quarter of this deferral is invested in their primary managed product, one-quarter in a composite portfolio of the firm's new products, and one-quarter in up to 14 elected proprietary ClearBridge managed funds.
Consequently, portfolio managers potentially could have 50% of their deferred award amount tracking the performance of their primary managed product. The final one-quarter of the deferral is received in the form of Legg
Mason restricted stock shares.

For centralized research analysts, one-half of their deferral is invested in up to 14 elected proprietary funds, while one-
quarter is invested in the new product composite and the remaining one-quarter is received in the form of Legg Mason restricted stock shares.

Legg Mason then makes a company investment in the proprietary ClearBridge-managed funds equal to the deferral amounts by fund. This investment is a company asset held on the Legg Mason balance sheet and paid out to the employees in shares upon vesting over a four year deferral period.

Ownership of Securities

For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by
Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -
$10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager
Scott Glasser	LargeCap Blend Fund II
Michael Kagan	LargeCap Blend Fund II

Sub-Advisor: Dimensional Fund Advisors LP

Other Accounts Managed

			Number of	Total Assets of the
			Accounts that	Accounts that
	Total	Total Assets	base the Advisory	base the
	Number of	in the	Fee on	Advisory Fee
	Accounts	Accounts	Performance	on Performance
Stephen A. Clark: SmallCap Value Fund II	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Robert T. Deere: SmallCap Value Fund II	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Compensation

Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

• Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

• Include a description of the structure of, and the method used to determine, any compensation received by the
Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Portfolio managers receive a base salary and bonus. Compensation of a portfolio manager is determined at the discretion of the Sub-Advisor and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts, and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the Portfolio or other Accounts that the portfolio managers manage. The
Sub-Advisor reviews the compensation of each portfolio manager annually and may make modifications in compensation as its Compensation Committee deems necessary to reflect changes in the market. Each portfolio manager’s compensation consists of the following:

•	Base salary. Each portfolio manager is paid a base salary. The Sub-Advisor considers the factors described above to determine each portfolio manager’s base salary.

•	Semi-Annual Bonus. Each portfolio manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.

Portfolio managers may be awarded the right to purchase restricted shares of the stock of the Sub-Advisor’s general partner as determined from time to time by the Board of Directors of the Sub-Advisor or its delegates.
Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.

Ownership of Securities

For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by
Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -
$10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager
Stephen A. Clark	SmallCap Value Fund II
Robert T. Deere	SmallCap Value Fund II

Sub-Advisor: Edge Asset Management, Inc.

Other Accounts Managed

			Number of	Total Assets of the
			Accounts that	Accounts that
	Total	Total Assets	base the Advisory	base the
	Number of	in the	Fee on	Advisory Fee
	Accounts	Accounts	Performance	on Performance
Mark Denkinger: High Yield Fund	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Darren Smith: High Yield Fund	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

John R. Friedl: Income Fund	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Joseph T. Suty: Equity Income Fund	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

David W. Simpson: Equity Income Fund	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Phillip M. Foreman: Principal Capital Appreciation Fund	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Compensation

Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

•	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

•	Include a description of the structure of, and the method used to determine, any compensation received by the
Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Edge Asset Management, Inc. believes that its Portfolio Managers should be compensated primarily based on their success in helping investors achieve their goals. Portfolio Managers employed by Edge Asset Management, Inc.
receive a fixed salary as well as incentive-based compensation. Salary is based on a variety of factors, including seniority. A national survey of compensation for investment advisers is used as a reference when determining salary.

The incentive-based portion of the Portfolio Managers’ compensation is determined by an evaluation of their professional performance and investment performance. Professional performance is assessed by reference to a
Portfolio Manager’s satisfaction of goals such as those related to compliance, team contribution, and quality and intensity of research, and is inherently subjective. Investment performance is based on a comparison of the
Portfolio Manager’s investment performance with the performance of peer groups as determined by Lipper, Inc.
Each Portfolio Manager’s performance is based on the percentile rankings of the Principal Investors Fund,
Inc.(“PIF”) or PIF SAM Fund for which the manager is primarily responsible as well as the PIF SAM Fund to whose management the manager contributes, with the performance of the primary PIF Funds or PIF SAM Fund being weighted more heavily. Incentive compensation can be targeted up to 125% of a portfolio manager’s total compensation.

In addition, Portfolio Managers may receive additional compensation in the form of long-term incentive awards, depending on the position, either non-qualified stock option grants or a combination of performance shares and options to eligible participants who obtain high performance levels in the preceding year. The grant is based on the preceding year’s performance. Participation each year will depend on individual performance levels. Actual number of options granted will be based on level of performance. All Portfolio Managers are eligible to participate in the firm’s standard employee health and welfare programs, including retirement.

Although the Anchor Series Trust Asset Allocation Portfolio is managed similarly to other accounts managed by
Edge Asset Management, Inc., Portfolio Manager compensation is not based on the investment performance of the
Anchor Series Trust Asset Allocation Portfolio.

Ownership of Securities

For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by
Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -
$10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
		Funds Managed by Portfolio Manager	Securities Owned by the
	Portfolio Manager	(list each fund on its own line)	Portfolio Manager
Mark Denkinger		High Yield Fund

Darren Smith	High Yield Fund
John R. Friedl	Income Fund
Joseph T. Suty	Equity Income Fund
David W. Simpson	Equity Income Fund
Philip M. Foreman	Principal Capital Appreciation Fund

Sub-Advisor: Emerald Advisers, Inc.

Other Accounts Managed

			Number of	Total Assets of the
			Accounts that	Accounts that
	Total	Total Assets	base the Advisory	base the
	Number of	in the	Fee on	Advisory Fee
	Accounts	Accounts	Performance	on Performance
Kenneth G. Mertz II: SmallCap Growth Fund II	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Stacey L. Sears: SmallCap Growth Fund II	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Joseph W. Garner: SmallCap Growth Fund II	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Compensation

Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

• Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

• Include a description of the structure of, and the method used to determine, any compensation received by the
Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Emerald has a company-wide compensation/incentive plan. A consulting firm aided in the development of this plan.
The first stage was implemented in 1999, and included a salary grid structure for all employees and job titles. The firm’s Compensation Committee (which includes members of Emerald’s board of directors) can adjust an individual’s salary based on actual job performance. The salary grid points were chosen in concert with the
Consultant following an industry review and comparison survey.

The second stage is a quarterly Bonus Plan that keys job performance to eligibility and amount. The “firm-wide”
component, which mandates whether or not the firm as a whole will pay yearly bonuses, is tied to the firm’s performance and was adopted beginning in 2000. Bonuses can range from zero to 300% of base salaries. If the firm’s performance is sufficient to warrant bonus payments, the Compensation Committee decides on a percentage payout of the eligible bonus pool to each operating area: Portfolio Management, Research, Marketing and
Operations.

Finally, each unit’s Managing Director assigns specific employee bonus amounts from the eligible pool, based on quarterly performance reviews and the manager’s relative performance against the comparable index for rolling
Quarter, Year, and Five Year periods.

Emerald has consistently awarded or offered the purchase of direct equity ownership in the firm to key employees.
Emerald believes it has a competitive compensation/incentive structure relative to its industry based both on the involvement of the Consultant and the fact that we have consistently retained its key senior management staff over the long-term.

Ownership of Securities

For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by
Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -
$10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager
Kenneth G. Mertz II	SmallCap Growth Fund II
Stacey L. Sears	SmallCap Growth Fund II
Joseph W. Garner	SmallCap Growth Fund II

Sub-Advisor: Essex Investment Management Company, LLC

Other Accounts Managed

			Number of	Total Assets of the
			Accounts that	Accounts that
	Total	Total Assets	base the Advisory	base the
	Number of	in the	Fee on	Advisory Fee
	Accounts	Accounts	Performance	on Performance
Nancy B. Prial: SmallCap Growth Fund II	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Compensation

Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

• Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

• Include a description of the structure of, and the method used to determine, any compensation received by the
Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

The professionals at Essex are compensated by a three-tiered approach. First, all of the investment professionals have industry-competitive base salaries and receive a percentage of the firm's profits through a profit-sharing/
pension plan. Second, Essex's professionals receive a year-end bonus based on their personal performance and
Essex's composite performance relative to our peers and benchmark. Third, Essex offers a competitive benefit package including comprehensive family health coverage.

Essex’s yearly investment performance drives the portfolio managers’ incentive portion (“bonus”) of their compensation package. The portfolio managers’ bonus is based on their respective portfolios' absolute, relative,

and risk-adjusted performance. Sixty percent of the evaluation is based on performance of the portfolios and 40%
is based on teamwork, communication, and other subjective criteria. We also incent them on their 1,2 and 3 year performance track record.

As an added retention mechanism, Essex offers ownership to both existing and prospective employees. The current ownership structure allows Essex to capitalize a portion of its free cash flow each year and transform it into stock ownership. Essex envisions granting ownership as an additional incentive to the employees who contribute the greatest to the firm's future success.

Finally, Essex is committed to using a fundamental team approach and culture that encourages continuity among its investment professionals and makes a conscious effort to reward its team members accordingly.

Ownership of Securities

For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by
Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -
$10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager
Nancy B. Prial	SmallCap Growth Fund II

Sub-Advisor: Goldman Sachs Asset Management, L.P.

Other Accounts Managed

			Number of	Total Assets of the
			Accounts that	Accounts that
	Total	Total Assets	base the Advisory	base the
	Number of	in the	Fee on	Advisory Fee
	Accounts	Accounts	Performance	on Performance
Andrew Alford: LargeCap Blend Fund I	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Katinka Domotorffy: LargeCap Blend Fund I	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Robert C. Jones: LargeCap Blend Fund I	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Dolores Bamford: MidCap Value Fund I	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Andrew Braun: MidCap Value Fund I	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Scott Carroll: MidCap Value Fund I	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Sean Gallagher: MidCap Value Fund I	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Compensation

Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed,

whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

•	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

•	Include a description of the structure of, and the method used to determine, any compensation received by the
Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

GSAM provides generous compensation packages for its investment professionals, which are comprised of base salary and discretionary bonus. The year-end performance bonus is a function of each professional’s individual performance; his or her contribution to the overall performance of the group; the performance of GSAM; the profitability of Goldman Sachs; and anticipated compensation levels among competitor firms.

The portfolio management team is rewarded for their ability to outperform a benchmark while managing risk exposure. An individual’s compensation depends on his/her contribution to the team as well as his/her ability to work as a member of the team.

The portfolio management team’s performance measures are aligned with Firm goals to:
• Exceed benchmark over one-year and three-year periods
• Perform consistently with objectives and client commitments
• Achieve top tier rankings and ratings
• Manage all similarly mandated accounts in a consistent manner

Performance-related remuneration for portfolio managers is significantly influenced by the following criteria:

• Overall portfolio performance
• Consistency of performance across accounts with similar profiles
• Communication with other portfolio managers within the research process

In addition, detailed portfolio attribution is critical to the measurement process.

Ownership of Securities

For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by
Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -
$10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager
Andrew Alford	LargeCap Blend Fund I
Katinka Domotorffy	LargeCap Blend Fund I

Robert C. Jones	LargeCap Blend Fund I
Dolores Bamford	MidCap Value Fund I
Andrew Braun	MidCap Value Fund I
Scott Carroll	MidCap Value Fund I
Sean Gallagher	MidCap Value Fund I

Sub-Advisor: Guggenheim Investment Management, LLC

Other Accounts Managed

			Number of	Total Assets of the
			Accounts that	Accounts that
	Total	Total Assets	base the Advisory	base the
	Number of	in the	Fee on	Advisory Fee
	Accounts	Accounts	Performance	on Performance
Patrick Mitchell: Global Diversified Income Fund	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Richard Lindquist: Global Diversified Income Fund	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Compensation

Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

• Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

• Include a description of the structure of, and the method used to determine, any compensation received by the
Portfolio Manager from the Fund, the Fund's investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager's compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Principal pays Guggenheim a fee based on the assets under management of the managed portfolio as set forth in an investment sub-advisory agreement between Guggenheim and Principal. Guggenheim pays its investment professionals out of its total revenues and other sources, including the sub-advisory fees earned with respect to the portfolio. Guggenheim Portfolio Managers' compensation consists of the following elements: (i) Base Salary: the
Portfolio Managers are paid a fixed base salary by Guggenheim, which is set at a level determined to be appropriate based upon the individual's experience and responsibilities; and (ii) Annual Bonus: the portfolio managers are paid a discretionary annual bonus by Guggenheim, which is based on the overall performance and profitability of Guggenheim, but not on performance of the portfolio or other accounts managed by the Portfolio
Managers. The Portfolio Managers also participate in benefit plans (e.g., health, dental, life) and programs generally available to all employees of the Guggenheim.

Ownership of Securities

For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by
Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -
$10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager
Patrick Mitchell	Global Diversified Income Fund
Richard Lindquist	Global Diversified Income Fund

Sub-Advisor: Jacobs Levy Equity Management, Inc.

Other Accounts Managed

			Number of	Total Assets of the
			Accounts that	Accounts that
	Total	Total Assets	base the Advisory	base the
	Number of	in the	Fee on	Advisory Fee
	Accounts	Accounts	Performance	on Performance
Bruce Jacobs: MidCap Growth Fund III	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Kenneth Levy: MidCap Growth Fund III	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Compensation

Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

• Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

• Include a description of the structure of, and the method used to determine, any compensation received by the
Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Each portfolio manager receives a fixed salary and a percentage of the profits of the firm, which is based upon the portfolio manager’s ownership interest in the firm. The firm’s profits are derived from the fees it receives from client accounts. For most client accounts, the firm receives a fee based upon a percentage of assets under management

(the “Basic Fee”). For some accounts, the firm receives a fee that is adjusted based upon the performance of the account compared to a benchmark. The type of performance adjusted fee, the measurement period for the fee and the benchmark vary by client. Common benchmarks include the S&P 500, Russell 1000, Russell 2000 and Russell
3000. In some cases, the Basic Fee is adjusted based upon the trailing returns (e.g., annualized trailing 12 quarter returns) of the account relative to an annualized benchmark return plus a specified number of basis points. In other cases, the firm receives the Basic Fee and a percentage of the profits in excess of a benchmark plus a specified number of basis points.

Ownership of Securities

For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by
Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -
$10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager
Bruce Jacobs	MidCap Growth Fund III
Kenneth Levy	MidCap Growth Fund III

Sub-Advisor: J.P. Morgan Investment Management Inc.

Other Accounts Managed

			Number of	Total Assets of the
			Accounts that	Accounts that
	Total	Total Assets	base the Advisory	base the
	Number of	in the	Fee on	Advisory Fee
	Accounts	Accounts	Performance	on Performance
James P. Shanahan, Jr.: High Yield Fund I	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

James E. Gibson: High Yield Fund I	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

William J. Morgan: High Yield Fund I	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Dennis S. Ruhl: SmallCap Value Fund I	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Christopher T. Blum: SmallCap Value Fund I	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Compensation

Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

• Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization,

medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

• Include a description of the structure of, and the method used to determine, any compensation received by the
Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Each Adviser’s portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and may include mandatory notional investments (as described below) in selected mutual funds advised by the Adviser or its affiliates. These elements reflect individual performance and the performance of the Adviser’s business as a whole.

Each portfolio manager’s performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients’ risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager’s performance with respect to the mutual funds he or she manages, the Funds’ pre-tax performance is compared to the appropriate market peer group and to each Fund’s benchmark index listed in the Fund’s prospectuses over one, three and five year periods (or such shorter time as the portfolio manager has managed the Fund). Investment performance is generally more heavily weighted to the long-term.

Awards of restricted stock are granted as part of an employee’s annual performance bonus and comprise from 0%
to 35% of a portfolio manager’s total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of the restricted stock portion of a portfolio manager's bonus may instead be subject to mandatory notional investment in selected mutual funds advised by the Adviser or its affiliates. When these awards vest over time, the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds. HCM does not grant restricted stock awards to its portfolio managers.

Ownership of Securities

For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by
Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -
$10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager
James P. Shanahan, Jr.	High Yield Fund I
James E. Gibson	High Yield Fund I
William J. Morgan	High Yield Fund I
Dennis S. Ruhl	SmallCap Value Fund I
Christopher T. Blum	SmallCap Value Fund I

Sub-Advisor: Neuberger Berman Fixed Income, LLC (f/k/a Lehman Brothers Asset Management LLC)

Other Accounts Managed

			Number of	Total Assets of the
			Accounts that	Accounts that
	Total	Total Assets	base the Advisory	base the
	Number of	in the	Fee on	Advisory Fee
	Accounts	Accounts	Performance	on Performance
Ann H. Benjamin: High Yield Fund I	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Thomas P. O’Reilly: High Yield Fund I	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Compensation

Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

• Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

Portfolio Managers are typically compensated on the basis of a salary and an annual discretionary, performance-
based bonus. The amount of the discretionary bonus varies by position, experience/level and performance. In general, the more senior the investment professional, variable compensation becomes a greater portion of total compensation.

Elements of consideration for the discretionary bonuses are overall performance of the accounts managed by a portfolio manager in relation to relevant benchmarks and their peers, ability to attract and retain clients, revenue generation, assets under management, the current market conditions and overall contribution to the Firm.
Managers are also evaluated on their collaboration with their client relationship and sales staff, their franchise building activities, teamwork, people and product development and their corporate citizenship.

• Include a description of the structure of, and the method used to determine, any compensation received by the
Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Not applicable.
Ownership of Securities

For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by
Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -
$10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager
Ann H. Benjamin	High Yield Fund I
Thomas P. O’Reilly	High Yield Fund I

Sub-Advisor: Los Angeles Capital Management and Equity Research, Inc.

Other Accounts Managed

			Number of	Total Assets of the
			Accounts that	Accounts that
	Total	Total Assets	base the Advisory	base the
	Number of	in the	Fee on	Advisory Fee
	Accounts	Accounts	Performance	on Performance
Thomas D. Stevens: MidCap Value Fund I and	N/A	N/A	N/A	N/A
SmallCap Value Fund II
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Hal W. Reynolds: MidCap Value Fund I	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

David R. Borger: MidCap Value Fund I and	N/A	N/A	N/A	N/A
SmallCap Value Fund II
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Stuart K. Matsuda: MidCap Value Fund I and	N/A	N/A	N/A	N/A
SmallCap Value Fund II
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Christine M. Kugler: MidCap Value Fund I and	N/A	N/A	N/A	N/A
SmallCap Value Fund II
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Compensation

Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

•	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

•	Include a description of the structure of, and the method used to determine, any compensation received by the
Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

LA Capital receives a fee based on the assets under management of the MidCap Value I Fund as set forth in an investment sub-advisory agreement between LA Capital and Principal Funds, Inc. LA Capital pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the MidCap Value I Fund.

Portfolio management compensation is composed of fixed salaries and bonuses based on merit, and is in no way tied to the performance or market value of the Funds. All portfolio managers are also principals in the firm and thus receive pro-rata ownership distributions of LA Capital's profits on a quarterly basis.

Ownership of Securities

For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by
Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -
$10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager
Thomas D. Stevens	MidCap Value Fund I
SmallCap Value Fund II
Hal W. Reynolds	MidCap Value Fund I
David R. Borger	MidCap Value Fund I
SmallCap Value Fund II
Stuart K. Matsuda	MidCap Value Fund I
SmallCap Value Fund II
Christine M. Kugler	MidCap Value Fund I
SmallCap Value Fund II

Sub-Advisor: Mellon Capital Management Corporation

Other Accounts Managed

			Number of	Total Assets of the
			Accounts that	Accounts that
	Total	Total Assets	base the Advisory	base the
	Number of	in the	Fee on	Advisory Fee
	Accounts	Accounts	Performance	on Performance
Ronald P. Gala: MidCap Growth Fund III and	N/A	N/A	N/A	N/A
SmallCap Value Fund I
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Adam T. Logan: MidCap Growth Fund III	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Peter D. Goslin: SmallCap Value Fund I	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Compensation

Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

• Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

• Include a description of the structure of, and the method used to determine, any compensation received by the
Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

The primary objectives of the Mellon Capital Management Corporation’s (“Mellon Capital’s”) compensation plans are to:
• Motivate and reward continued growth and profitability
• Attract and retain high-performing individuals critical to the on-going success of Mellon Capital
• Motivate and reward strong business/investment performance
• Create an ownership mentality for all employees

The investment professionals’ cash compensation is comprised primarily of a market-based base salary and
(variable) incentives (annual and long term). An investment professional’s base salary is determined by the employees’ experience and performance in the role, taking into account the ongoing compensation benchmark analyses. A portfolio manager’s base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs. Funding for the Mellon
Capital Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall Mellon Capital profitability. Therefore, all bonus awards are based initially on Mellon Capital’s financial performance. The employees are eligible to receive annual cash bonus awards from the Annual Incentive Plan.
Annual incentive opportunities are pre-established for each individual, expressed as a percentage of base salary
("target awards"). These targets are derived based on a review of competitive market data for each position annually. Annual awards are determined by applying multiples to this target award. Awards are 100%
discretionary. Factors considered in awards include individual performance, team performance, investment performance of the associated portfolio(s) and qualitative behavioral factors. Other factors considered in determining the award are the asset size and revenue growth/retention of the products managed. Awards are paid in cash on an annual basis.

All key staff of Mellon Capital are also eligible to participate in the Mellon Capital Long Term Incentive Plan. These
positions have a high level of accountability and a large impact on the success of the business due to the position’s scope and overall responsibility. In addition, the participants have demonstrated a long-term performance track record and have the potential for a continued leadership role. This plan provides for an annual award, payable in cash after a three-year cliff vesting period. The value of the award increases during the vesting period based upon the growth in Mellon Capital’s net income.

Mellon Capital’s portfolio managers responsible for managing mutual funds are paid by Mellon Capital and not by the mutual funds. The same methodology described above is used to determine portfolio manager compensation with respect to the management of mutual funds and other accounts.

Mutual fund portfolio managers are also eligible for the standard retirement benefits and health and welfare benefits available to all Mellon Capital employees. Certain portfolio managers may be eligible for additional retirement benefits under several supplemental retirement plans that Mellon Capital provides to restore dollar-for-
dollar the benefits of management employees that had been cut back solely as a result of certain limits due to the tax laws. These plans are structured to provide the same retirement benefits as the standard retirement benefits. In addition, mutual fund portfolio managers whose compensation exceeds certain limits may elect to defer a portion of their salary and/or bonus under The Bank of New York Mellon Corporation Deferred Compensation Plan for
Employees.

Ownership of Securities

For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by
Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -
$10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager
Ronald P. Gala	MidCap Growth Fund III
SmallCap Value Fund I
Adam T. Logan	MidCap Growth Fund III
Peter D. Goslin	SmallCap Value Fund I

Sub-Advisor: Montag & Caldwell, Inc.

Other Accounts Managed

Total Assets of
			Number of	the Accounts that
		Total Assets	Accounts that	base the
		in the	base the	Advisory Fee on
	Total Number	Accounts	Advisory Fee on	Performance
	of Accounts		Performance
Ronald Canakaris: LargeCap Growth Fund II	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Grover C. Maxwell III: LargeCap Growth Fund II	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Charles E. Markwalter: LargeCap Growth Fund II	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Compensation

Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

• Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

• Include a description of the structure of, and the method used to determine, any compensation received by the
Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Compensation for the portfolio managers includes an annual fixed base salary plus incentive compensation, which may be significantly larger than the base salary.

Incentive compensation levels are subjectively determined by the Firm's Executive Committee, which is comprised of Montag & Caldwell’s Chairman/President and Chief Executive Officer, and is based on the success of the firm in achieving clients’ investment objectives and providing excellent client service.

Montag & Caldwell does not employ performance-based compensation formulas and incentive compensation is not based on the performance or the value of assets held in the Fund's portfolio or in any other portfolio. Further, incentive compensation is not directly related to the size, growth or fees received from the management of any particular portfolio.

The portfolio managers may also participate in a bonus arrangement that is partially based on identifying new business prospects and obtaining new clients. Other components of the portfolio managers’ compensation include a 401(k) savings & profit sharing plan.

Ownership of Securities

For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by
Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -
$10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of Securities
	Funds Managed by Portfolio Manager	Owned by the Portfolio
Portfolio Manager	(list each fund on its own line)	Manager
Ronald Canakaris	LargeCap Growth Fund II
Grover C. Maxwell III	LargeCap Growth Fund II
Charles E. Markwalter	LargeCap Growth Fund II

Sub-Advisor: Pacific Investment Management Company LLC

Other Accounts Managed

			Number of	Total Assets of the
			Accounts that	Accounts that
	Total	Total Assets	base the Advisory	base the
	Number of	in the	Fee on	Advisory Fee
	Accounts	Accounts	Performance	on Performance
William H. Gross: Core Plus Bond Fund I	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Compensation

Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

• Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

• Include a description of the structure of, and the method used to determine, any compensation received by the
Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

PIMCO has adopted a “Total Compensation Plan” for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm’s mission statement. The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary, a bonus, and may include a retention bonus. Portfolio managers who are Managing Directors of PIMCO also receive compensation from
PIMCO’s profits. Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation. PIMCO’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

Salary and Bonus. Base salaries are determined by considering an individual portfolio manager’s experience and expertise and may be reviewed for adjustment annually. Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success. These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager. Achievement of these goals is an important, but not exclusive, element of the bonus decision process.

In addition, the following non-exclusive list of qualitative criteria (collectively, the “Bonus Factors”) may be considered when determining the bonus for portfolio managers:

• 3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager (including the funds) and relative to applicable industry peer groups;
• Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment
Committee/CIO approach to the generation of alpha;
• Amount and nature of assets managed by the portfolio manager;
• Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);
• Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;
• Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;
• Contributions to asset retention, gathering and client satisfaction;
• Contributions to mentoring, coaching and/or supervising; and
• Personal growth and skills added.

A portfolio manager’s compensation is not based directly on the performance of any fund or any other account managed by that portfolio manager. Final bonus award amounts are determined by the PIMCO Compensation
Committee.

Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan
(“Cash Bonus Plan”), which provides cash awards that appreciate or depreciate based upon the performance of
PIMCO’s parent company, Allianz Global Investors, and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon Allianz Global Investors’ profit growth and PIMCO’s profit growth. Participation in the Cash Bonus Plan is based upon the Bonus Factors, and the payment of benefits from the Cash Bonus Plan, is contingent upon continued employment at PIMCO.

Key employees of PIMCO, including certain Managing Directors, Executive Vice Presidents, and Senior Vice
Presidents, are eligible to participate in the PIMCO Class M Unit Equity Participation Plan, a long-term equity plan.
The Class M Unit Equity Participation Plan grants options on PIMCO equity that vest in years three, four and five.
Upon vesting, the options will convert into PIMCO M Units, which are non-voting common equity of PIMCO. M
Units pay out quarterly distributions equal to a pro-rata share of PIMCO’s net profits. There is no assured liquidity and they may remain outstanding perpetually.

Profit Sharing Plan. Instead of a bonus, portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Partner Compensation Committee, based upon an individual’s overall contribution to the firm and the Bonus Factors. Under his employment agreement, William Gross receives a fixed percentage of the profit sharing plan.

Allianz Transaction Related Compensation. In May 2000, a majority interest in the predecessor holding company of
PIMCO was acquired by a subsidiary of Allianz AG (currently known as Allianz SE) (“Allianz”). In connection with the transaction, Mr. Gross received a grant of restricted stock of Allianz, the last of which vested on May 5, 2005.

Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director’s employment with PIMCO.

Ownership of Securities

For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by
Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -
$10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager
William H. Gross	Core Plus Bond Fund I

Sub-Advisor: PGI (Equity Portfolio Managers)

Other Accounts Managed

			Number of	Total Assets of the
			Accounts that	Accounts that
	Total	Total Assets	base the Advisory	base the
	Number of	in the	Fee on	Advisory Fee
	Accounts	Accounts	Performance	on Performance
Paul H. Blankenhagen: Diversified International Fund	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Juliet Cohn: Diversified International Fund	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Chris Ibach: Diversified International and Global	N/A	N/A	N/A	N/A
Diversified Income Funds
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Thomas Morabito: SmallCap Blend, SmallCap Growth	N/A	N/A	N/A	N/A
and SmallCap Value Funds
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

K. William Nolin: MidCap Blend Fund	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Jeff Schwarte: Disciplined LargeCap Blend Fund and	N/A	N/A	N/A	N/A
MidCap Value Fund III
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Mustafa Sagun: Global Diversified Income Fund	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Steve Larson: International Growth Fund	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Dirk Laschanzky: LargeCap S&P 500 Index, MidCap	N/A	N/A	N/A	N/A
S&P 400 Index, SmallCap S&P 600 Index, Principal
LifeTime 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045,
2050, 2055, and Strategic Income Funds
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Scott Smith: LargeCap S&P 500 Index, MidCap S&P 400	N/A	N/A	N/A	N/A
Index, and SmallCap S&P 600 Index Funds
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Jon Taylor: Global Diversified Income Fund	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

John Pihlblad: LargeCap Value and International Growth	N/A	N/A	N/A	N/A
Funds
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Michael Reynal: International Emerging Markets Funds	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Michael Ade: International Emerging Markets Fund	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Mihail Dobrinov: International Emerging Markets Fund	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Phil Nordhus: SmallCap Blend and SmallCap Growth	N/A	N/A	N/A	N/A
Funds
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Arild Holm: LargeCap Value Fund	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Tim Dunbar: Principal LifeTime 2010, 2015, 2020, 2025,	N/A	N/A	N/A	N/A
2030, 2035, 2040, 2045, 2050, 2055, and Strategic
Income Funds
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Compensation

Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

• Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

• Include a description of the structure of, and the method used to determine, any compensation received by the
Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global
Investors annual performance score. The incentive bonus for equity portfolio managers ranges from 150% to 300%
of actual base earnings, depending on job level.

• Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate.
• Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).
• Versus the peer group, incentive payout starts at 54th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods. 3.33% of incentive payout is achieved at 54th percentile. No payout is realized if performance is at or below 55th percentile.

As a wholly-owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership
Plan (ESOP) through which they can buy additional company stock.

Ownership of Securities

For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by
Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -
$10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager
Paul H. Blankenhagen	Diversified International Fund
Juliet Cohn	Diversified International Fund
Chris Ibach	Diversified International Fund
Global Diversified Income Fund
Thomas Morabito	SmallCap Blend Fund
SmallCap Growth Fund
SmallCap Value Fund
K. William Nolin	MidCap Blend Fund
Jeff Schwarte	Disciplined LargeCap Blend Fund
MidCap Value Fund III
Mustafa Sagun	Global Diversified Income Fund
Steve Larson	International Growth Fund
Dirk Laschanzky	LargeCap S&P 500 Index Fund
MidCap S&P 400 Index Fund
SmallCap S&P 600 Index Fund
Principal LifeTime 2010 Fund
Principal LifeTime 2015 Fund
Principal LifeTime 2020 Fund
Principal LifeTime 2025 Fund
Principal LifeTime 2030 Fund
Principal LifeTime 2035 Fund
Principal LifeTime 2040 Fund
Principal LifeTime 2045 Fund
Principal LifeTime 2050 Fund
Principal LifeTime 2055 Fund
Principal LifeTime Strategic Income Fund

Scott Smith	LargeCap S&P 500 Index Fund
MidCap S&P 400 Index Fund
SmallCap S&P 600 Index Fund
Jon Taylor	Global Diversified Income Fund
John Pihlblad	LargeCap Value Fund
International Growth Fund
Michael Reynal	International Emerging Markets Fund
Michael Ade	International Emerging Markets Fund
Mihail Dobrinov	International Emerging Markets Fund
Phil Nordus	SmallCap Blend Fund
SmallCap Growth Fund
Arild Holm	LargeCap Value Fund
Tim Dunbar	Principal LifeTime 2010 Fund
Principal LifeTime 2015 Fund
Principal LifeTime 2020 Fund
Principal LifeTime 2025 Fund
Principal LifeTime 2030 Fund
Principal LifeTime 2035 Fund
Principal LifeTime 2040 Fund
Principal LifeTime 2045 Fund
Principal LifeTime 2050 Fund
Principal LifeTime 2055 Fund
Principal LifeTime Strategic Income Fund

Sub-Advisor: PGI (Fixed Income Portfolio Managers)

Other Accounts Managed

			Number of	Total Assets of the
			Accounts that	Accounts that
	Total	Total Assets	base the Advisory	base the
	Number of	in the	Fee on	Advisory Fee
	Accounts	Accounts	Performance	on Performance
William C. Armstrong: Bond & Mortgage Securities and	N/A	N/A	N/A	N/A
High Quality Intermediate-Term Bond Funds
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Timothy R. Warrick: Bond & Mortgage Securities, High	N/A	N/A	N/A	N/A
Quality Intermediate-Term Bond, and Short-Term Bond
Funds
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Tracy Reeg: Money Market Fund	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Alice Robertson: Money Market Fund	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Craig Dawson: Short Term Bond Fund	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

David Blake: Principal LifeTime 2010, 2015, 2020, 2025,	N/A	N/A	N/A	N/A
2030, 2035, 2040, 2045, 2050, 2055, and Strategic
Income Funds
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Compensation

Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed,

whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

• Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

• Include a description of the structure of, and the method used to determine, any compensation received by the
Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to
Principal Global Investors annual performance score.

•	Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate
•	Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).
•	Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.

As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock
Ownership Plan (ESOP) through which they can buy additional company stock.

Ownership of Securities

For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by
Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -
$10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager
William C. Armstrong	Bond & Mortgage Securities Fund
High Quality Intermediate-Term Bond Fund
Timothy R. Warrick	Bond & Mortgage Securities Fund
High Quality Intermediate-Term Bond Fund

Short-Term Bond Fund
Tracy Reeg	Money Market Fund
Alice Robertson	Money Market Fund
Craig Dawson	Short Term Bond Fund
David Blake	Principal LifeTime 2010 Fund
Principal LifeTime 2015 Fund
Principal LifeTime 2020 Fund
Principal LifeTime 2025 Fund
Principal LifeTime 2030 Fund
Principal LifeTime 2035 Fund
Principal LifeTime 2040 Fund
Principal LifeTime 2045 Fund
Principal LifeTime 2050 Fund
Principal LifeTime 2055 Fund
Principal LifeTime Strategic Income Fund

Sub-Advisor: Principal Real Estate Investors, LLC

Other Accounts Managed

			Number of	Total Assets of the
			Accounts that	Accounts that
	Total	Total Assets	base the Advisory	base the
	Number of	in the	Fee on	Advisory Fee
	Accounts	Accounts	Performance	on Performance
Kelly D. Rush: Global Diversified Income, Global Real	N/A	N/A	N/A	N/A
Estate Securities, and Real Estate Securities Funds
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Simon Hedger: Global Diversified Income and Global	N/A	N/A	N/A	N/A
Real Estate Securities Funds
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Chris Lepherd: Global Diversified Income and Global	N/A	N/A	N/A	N/A
Real Estate Securities Funds
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Marc Peterson: Global Diversified Income Fund	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Compensation

Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

• Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

• Include a description of the structure of, and the method used to determine, any compensation received by the
Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global
Investors annual performance score. The incentive bonus for equity portfolio managers ranges from 150% to 300%
of actual base earnings, depending on job level.

•	Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate.
•	Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).
•	Versus the peer group, incentive payout starts at 54th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods. 3.33% of incentive payout is achieved at 54th percentile. No payout is realized if performance is at or below 55th percentile.

As a wholly-owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership
Plan (ESOP) through which they can buy additional company stock.

Ownership of Securities

For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by
Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -
$10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager
Kelly D. Rush	Global Diversified Income Fund
Global Real Estate Securities Fund
Real Estate Securities Fund
Simon Hedger	Global Diversified Income Fund
Global Real Estate Securities Fund
Chris Lepherd	Global Diversified Income Fund
Global Real Estate Securities Fund
Marc Peterson	Global Diversified Income Fund

Sub-Advisor: Pyramis Global Advisors, LLC

Other Accounts Managed

			Number of	Total Assets of the
			Accounts that	Accounts that
	Total	Total Assets	base the Advisory	base the
	Number of	in the	Fee on	Advisory Fee
	Accounts	Accounts	Performance	on Performance
Cesar Hernandez: International Fund I	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Compensation

Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

• Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

• Include a description of the structure of, and the method used to determine, any compensation received by the
Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Cesar Hernandez is the portfolio manager of International Fund I and receives compensation for his services. As of
October 31, 2008, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Pyramis or at the election of the portfolio manager.

The portfolio manager’s base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager’s bonus are based on (i) the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, and (ii) the investment performance of other Pyramis international equity funds and accounts. The pre-tax investment performance of the portfolio manager’s fund(s) and account(s) is weighted according to the portfolio manager’s tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager’s tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager’s tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FMR. The portion of the portfolio manager’s bonus that is linked to the investment performance of International Discovery is based on the pre-tax investment performance of the fund measured against the MSCI EAFE Index (net MA tax), and the pre-tax investment performance (based on the performance of the fund’s retail class) of the fund within the Mercer International Universe. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of Pyramis Global Advisors Holdings Corp, Pyramis’ parent company. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of Pyramis and its affiliates.

Ownership of Securities

For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by
Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -
$10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager
Cesar Hernandez	International Fund I

Sub-Advisor: Spectrum Asset Management, Inc.

Other Accounts Managed

			Number of	Total Assets of the
			Accounts that	Accounts that
	Total	Total Assets	base the Advisory	base the
	Number of	in the	Fee on	Advisory Fee
	Accounts	Accounts	Performance	on Performance
L. Philip Jacoby: Global Diversified Income, Preferred	N/A	N/A	N/A	N/A
Securities, Bond & Mortgage Securities, and High Quality
Intermediate-Term Bond Funds
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Mark A. Lieb: Global Diversified Income, Preferred	N/A	N/A	N/A	N/A
Securities, Bond & Mortgage Securities, and High Quality
Intermediate-Term Bond Funds
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Compensation

Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

• Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

• Include a description of the structure of, and the method used to determine, any compensation received by the
Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Spectrum professionals are paid a base salary as well as quarterly and year-end performance bonuses. The performance bonuses are based on overall firm revenues (25% weighting), assets under management (25%), and individual performance and contributions to the investment team (50%). The performance bonuses may comprise up to 90% of an individual’s total compensation.
Salaries of our senior executive and investment staff are benchmarked against national compensation levels of asset management firms and the bonus is driven by investment performance and factors described earlier, such that top quartile fund performance generates top quartile compensation.
Ownership of Securities

For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by
Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -
$10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager
L. Philip Jacoby	Global Diversified Income Fund
Preferred Securities Fund
Bond & Mortgage Securities Fund
High Quality Intermediate-Term Bond Fund
Mark A. Lieb	Global Diversified Income Fund
Preferred Securities Fund
Bond & Mortgage Securities Fund
High Quality Intermediate-Term Bond Fund

Sub-Advisor: T. Rowe Price Associates, Inc.

Other Accounts Managed

			Number of	Total Assets of the
			Accounts that	Accounts that
	Total	Total Assets	base the Advisory	base the
	Number of	in the	Fee on	Advisory Fee
	Accounts	Accounts	Performance	on Performance
Anna M. Dopkin, CFA: LargeCap Blend Fund II	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Ann M. Holcomb: LargeCap Blend Fund II	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Robert W. Sharps: LargeCap Growth Fund I	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $
* Does not include assets of the Principal LargeCap Blend II Fund.
** Does not include assets of the Principal LargeCap Growth I Fund.

Compensation

Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

•	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

•	Include a description of the structure of, and the method used to determine, any compensation received by the
Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors.

Portfolio manager compensation is based partly on performance. Investment performance over one-, three-, five-, and 10-year periods is the most important input. We evaluate performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to the broad based index (ex. S&P500) and an applicable Lipper index (ex. Large-Cap Blend), though other benchmarks may be used as well. Investment results are also compared to comparably managed funds of competitive investment management firms.

Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds. It is important to note that compensation is viewed with a long term time horizon.
The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor.

Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts, and being good corporate citizens are important components of our long term success and are highly valued.

All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe
Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

This compensation structure is used for all portfolios managed by the portfolio manager.

Ownership of Securities

For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by
Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -
$10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager
Anna M.Dopkin	LargeCap Blend Fund II
Ann M. Holcomb	LargeCap Blend Fund II
Robert W. Sharps	LargeCap Growth Fund I

Sub-Advisor: Thompson, Siegel & Walmsley LLC

Other Accounts Managed*

			Number of	Total Assets of the
			Accounts that	Accounts that
	Total	Total Assets	base the Advisory	base the
	Number of	in the	Fee on	Advisory Fee
	Accounts	Accounts	Performance	on Performance
Charles J. Wittmann: LargeCap Value Fund I	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

John S. Pickler: LargeCap Value Fund I	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Horace P. Whitworth: LargeCap Value Fund I	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

* As strategies at TS&W are managed by portfolio teams, accounts and assets may be accounted for more than once.

Compensation

Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

• Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

• Include a description of the structure of, and the method used to determine, any compensation received by the
Portfolio Manager from the Fund, the Fund's investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager's compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Compensation for the TS&W Portfolio Managers of the Fund and all key investment team members is comprised of a base salary and annual discretionary performance bonus that is based on the overall success of the firm, an individual's responsibility and his/her performance versus expectations and client objectives. The level of salary and discretionary bonus is based on each associates overall contribution to achieving client objectives and success of TS&W. For the Portfolio Managers of the Fund the criteria includes investment results during all relevant time periods, investment research, demonstration of TS&W core values, and long term impact on firm's economics. TS&W's Equity Plan provides key employees the opportunity to purchase equity interest in TS&W and facilitate the awarding of equity interest as a component of long-term incentive compensation. The Equity Plan has 25 participants including the Portfolio Managers. The Equity Plan participants are committed to the long term success of TS&W and accept non-compete and non-solicit provisions for the benefit of TS&W's clients. TS&W's compensation strategy is to provide reasonable base salaries commensurate with an individual's responsibility and provide performance bonus awards that can exceed base salary. Additionally, there is a qualified profit sharing plan, insurance benefits for health, life, and disability and a medical reimbursement plan.

Ownership of Securities

For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by
Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -
$10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager
Charles J. Wittmann	LargeCap Value Fund I
John S. Pickler	LargeCap Value Fund I
Horace P. Whitworth	LargeCap Value Fund I

Sub-Advisor: Tortoise Capital Advisors, L.L.C.

Other Accounts Managed

			Number of	Total Assets of the
			Accounts that	Accounts that
	Total	Total Assets	base the Advisory	base the
	Number of	in the	Fee on	Advisory Fee
	Accounts	Accounts	Performance	on Performance
H. Kevin Birzer: Global Diversified Income Fund	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Zachary A. Hamel: Global Diversified Income Fund	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Kenneth P. Malvey: Global Diversified Income Fund	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Terry C. Matlack: Global Diversified Income Fund	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

David J. Schulte: Global Diversified Income Fund	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Compensation

Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

• Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

• Include a description of the structure of, and the method used to determine, any compensation received by the
Portfolio Manager from the Fund, the Fund's investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager's compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Messrs. Birzer, Hamel, Malvey, Matlack and Schulte are full-time employees of Tortoise and receive a fixed salary for the services they provide. They are also eligible for an annual cash bonus and awards of common interests in
Tortoise's parent company based on Tortoise's earnings and the satisfaction of certain other conditions. The earnings of Tortoise will generally increase as the aggregate assets under Tortoise's management increases, including any increase in the value of the assets of the Fund. However, the compensation of portfolio managers is not directly tied to the performance of the Fund's portfolio or any other client portfolios. Additional benefits received by Messrs. Birzer, Hamel, Malvey, Matlack and Schulte are normal and customary employee benefits generally available to all salaried employees. Each of Messrs. Birzer, Hamel, Malvey, Matlack and Schulte own equity interests in Tortoise's parent company, and each thus benefits from increases in the net income of Tortoise.

Ownership of Securities

For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by
Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -
$10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager
H. Kevin Birzer	Global Diversified Income Fund
Zachary A. Hamel	Global Diversified Income Fund
Kenneth P. Malvey	Global Diversified Income Fund
Terry C. Matlack	Global Diversified Income Fund
David J. Schulte	Global Diversified Income Fund

Sub-Advisor: Turner Investment Partners, Inc.

Other Accounts Managed

			Number of	Total Assets of the
			Accounts that	Accounts that
	Total	Total Assets	base the Advisory	base the
	Number of	in the	Fee on	Advisory Fee
	Accounts	Accounts	Performance	on Performance
Christopher K. McHugh: MidCap Growth Fund III	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Jason D. Schrotberger: MidCap Growth Fund III	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Tara R. Hedlund: MidCap Growth Fund III	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Compensation

Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

• Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

• Include a description of the structure of, and the method used to determine, any compensation received by the
Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Turner’s investment professionals receive a base salary commensurate with their level of experience. Turner’s goal is to maintain competitive base salaries through review of industry standards, market conditions, and salary surveys. Bonus compensation, which is a multiple of base salary, is based on the performance of each individual’s sector and portfolio assignments relative to appropriate market benchmarks. In addition, each employee is eligible for equity awards. Turner believes this compensation provides incentive to attract and retain highly qualified people.

The objective performance criteria noted above accounts for 90% of the bonus calculation. The remaining 10% is based upon subjective, “good will” factors including teamwork, interpersonal relations, the individual’s contribution to overall success of the firm, media and client relations, presentation skills, and professional development.
Portfolio managers/analysts are reviewed on an annual basis. The Chief Investment Officer, Robert E. Turner,
CFA, is responsible for setting base salaries, bonus targets, and making all subjective judgments related to an investment professionals' compensation.

Ownership of Securities

For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by
Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -
$10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager
Christopher K. McHugh	MidCap Growth Fund III
Jason D. Schrotberger	MidCap Growth Fund III
Tara R. Hedlund	MidCap Growth Fund III

Sub-Advisor: UBS Global Asset Management (Americas) Inc.

Other Accounts Managed

			Number of	Total Assets of the
			Accounts that	Accounts that
	Total	Total Assets	base the Advisory	base the
	Number of	in the	Fee on	Advisory Fee
	Accounts	Accounts	Performance	on Performance
Thomas M. Cole: LargeCap Value Fund I	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

John C. Leonard: LargeCap Value Fund I	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Thomas J. Digenan: LargeCap Value Fund I	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Compensation

Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

• Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

• Include a description of the structure of, and the method used to determine, any compensation received by the
Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

The compensation received by the portfolio managers at UBS Global Asset Management, including the Funds'
portfolio managers, includes a base salary and incentive compensation, as detailed below. UBS Global Asset
Management's compensation and benefits programs are designed to provide its investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of the investment professionals with the interests of UBS Global Asset Management's clients. Overall compensation can be grouped into three categories:

•	[ Competitive salary, benchmarked to maintain competitive compensation opportunities.
•	[ Annual bonus, which is discretionary and tied to individual contributions and investment performance.
•	[ UBS equity awards, promoting company-wide success and employee retention.

Base salary is fixed compensation used to recognize the experience, skills and knowledge that the investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.

Annual bonuses are discretionary and correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm's overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual's specific contribution to the firm's results.
UBS Global Asset Management strongly believes that tying bonuses to both long-term (3-year) and shorter-term
(1-year) portfolio pre-tax performance closely aligns the investment professionals' interests with those of UBS
Global Asset Management's clients. Each portfolio manager's bonus is based on the performance of each Fund the portfolio manager manages as compared to the Fund's broad-based index over a three-year rolling period.

UBS AG Equity. Senior investment professionals, including each portfolio manager of the Funds, may receive a portion of their annual performance-based incentive in the form of deferred or restricted UBS AG shares or employee stock options. UBS Global Asset Management believes that this reinforces the critical importance of creating long-term business value and also serves as an effective retention tool as the equity shares typically vest over a number of years.

Broader equity share ownership is encouraged for all employees through "Equity Plus." This long-term incentive program gives employees the opportunity to purchase UBS AG stock with after-tax funds from their bonus and/or salary. Two UBS AG stock options are given for each share acquired and held for two years. UBS Global Asset
Management feels this engages its employees as partners in the firm's success, and helps to maximize its integrated business strategy.

Ownership of Securities

For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by
Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -
$10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager
Thomas M. Cole	LargeCap Value Fund I
John C. Leonard	LargeCap Value Fund I
Thomas J. Digenan	LargeCap Value Fund I

Sub-Advisor: Van Kampen Asset Management

Other Accounts Managed

			Number of	Total Assets of the
			Accounts that	Accounts that
	Total	Total Assets	base the Advisory	base the
	Number of	in the	Fee on	Advisory Fee
	Accounts	Accounts	Performance	on Performance
Thomas M. Byron: Tax-Exempt Bond Fund	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Mark Paris: California Municipal and Tax-Exempt Bond	N/A	N/A	N/A	N/A
Funds
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Robert J. Stryker: California Municipal and Tax-Exempt	N/A	N/A	N/A	N/A
Bond Funds
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Compensation

Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

• Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

• Include a description of the structure of, and the method used to determine, any compensation received by the
Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio managers.

BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the Investment Adviser.

DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.

Discretionary compensation can include:

• Cash Bonus.

• Morgan Stanley's Long Term Incentive Compensation awards - a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock or other investments that are subject to vesting and other conditions.

• Investment Management Alignment Plan (IMAP) awards - a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Investment
Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of the IMAP deferral into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include the Fund.

• Voluntary Deferred Compensation Plans - voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and directly or notionally invest the deferred amount: (1)
across a range of designated investment funds, including funds advised by the Investment Adviser or its affiliates; and/or (2) in Morgan Stanley stock units.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

• Investment performance. A portfolio manager's compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three-
and five-year periods measured against a fund's/account's primary benchmark (as set forth in the fund's prospectus), indices and/or peer groups where applicable. Generally, the greatest weight is placed on the three-
and five-year periods.

• Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

• Contribution to the business objectives of the Investment Adviser.

• The dollar amount of assets managed by the portfolio manager.

• Market compensation survey research by independent third parties.

• Other qualitative factors, such as contributions to client objectives.

• Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment team(s) of which the portfolio manager is a member.

Ownership of Securities

For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by
Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -
$10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager
Thomas Byron	Tax-Exempt Bond Fund
Mark Paris	California Municipal Fund
Tax-Exempt Bond Fund
Robert Stryker	California Municipal Fund
Tax-Exempt Bond Fund

Sub-Advisor: Vaughan Nelson Investment Management

Other Accounts Managed

			Number of	Total Assets of the
			Accounts that	Accounts that
	Total	Total Assets	base the Advisory	base the
	Number of	in the	Fee on	Advisory Fee
	Accounts	Accounts	Performance	on Performance
Chris D. Wallis: SmallCap Value Fund II	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Scott J. Weber: SmallCap Value Fund II	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Compensation

Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

• Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

• Include a description of the structure of, and the method used to determine, any compensation received by the
Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Vaughan Nelson. Compensation of portfolio management professionals includes a fixed base salary, variable bonus and a contribution to the firm’s retirement plan. The variable bonus component, as a whole for all portfolio management professionals, is based upon a percentage of the firm’s operating profit, as defined. Each portfolio management professional’s participation in the variable bonus pool is based primarily upon the performance of the strategy managed, as represented by a composite of all accounts qualifying for such composite relative to the
Russell Universe peer group. In order to align compensation with the investment objectives of our clients, the evaluation methodology utilizes the three year performance period as the primary weighting, the five year performance period as the secondary weighting and a qualitative assessment of the quality of client service provided as a tertiary weighting. The contribution to the firm’s retirement plan is based on a percentage (at the discretion of the Vaughan Nelson Board) of total cash compensation (subject to IRS limits) and such percentage is the same for all firm personnel. Key employees, at the discretion of the Compensation Committee, are eligible to participate within Natixis Global Asset Management’s long-term incentive program. Compensation at Vaughan
Nelson is determined by the Compensation Committee at the recommendation of the Chief Executive Officer.

There is no distinction for purposes of compensation between the Funds and any other accounts managed.

Ownership of Securities

For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by
Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -
$10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager
Chris D. Wallis	SmallCap Value Fund II
Scott J. Weber	SmallCap Value Fund II

Sub-Advisor: Westwood Management Corp.

Other Accounts Managed

			Number of	Total Assets of the
			Accounts that	Accounts that
	Total	Total Assets	base the Advisory	base the
	Number of	in the	Fee on	Advisory Fee
	Accounts	Accounts	Performance	on Performance
Susan M. Byrne: LargeCap Value Fund III	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Mark R. Freeman: LargeCap Value Fund III	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Scott D. Lawson: LargeCap Value Fund III	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Jay K. Singhania: LargeCap Value Fund III	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Kellie R. Stark: LargeCap Value Fund III	N/A	N/A	N/A	N/A
Registered investment companies		$ $
Other pooled investment vehicles		$ $
Other accounts		$ $

Compensation

Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

• Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization,

medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

• Include a description of the structure of, and the method used to determine, any compensation received by the
Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Westwood’s compensation package includes base salary, cash bonus, and equity-based incentive compensation as well as a full benefits package for all employees, including those involved in the product. Westwood annually reviews all forms of compensation for all employees of the company. Base salary levels are maintained at levels that the compensation committee deems to be commensurate with similar companies in the asset management industry.

Percentages for each component of compensation are variable. Cash bonus awards are determined at year-end.
The firm also offers a stock incentive program for all employees throughout the firm. Equity-based compensation awards, which currently consist of time vested restricted stock, are granted each February and vest over a four-
year period from the date of grant. As employees remain with Westwood, restricted stock grants can become meaningful components of their wealth creation, and due to the public nature of the share pricing, can be more visible and tangible to the grantee. Therefore, the granting of restricted stock not only serves as an effective tool in retaining talented individuals, it also serves as an effective tool in attracting other talented, seasoned professionals.
As owners, our employees' interests are closely aligned with those of our stockholders and clients; as a result, we all succeed together.

In determining incentive compensation and annual merit-based salary increases, employees on the investment team are evaluated according to a combination of quantitative and qualitative factors. A major component of this evaluation is based upon the performance of individual stock recommendations and portfolio performance. Traders are evaluated on qualitative factors as well as quantitative factors, which include accuracy and execution of trading orders.

The analyst and portfolio manager cash bonus pool is determined by the firm's success, which is directly linked to total fund performance. In awarding cash bonuses for the investment professionals, we consider composite performance vs. a passive benchmark as well as industry peer group performance. In addition to measuring overall composite performance, we want to recognize and reward individual performance, regardless of timing and buy or sell decisions made by the Portfolio Team. For this reason, we track the individual buy and sell recommendations of each analyst and measure their performance against a predetermined universe of securities representing their assigned sector responsibilities.

Health insurance, employer-paid life insurance and employer-paid short and long-term disability insurance packages including a 401(k) plan with employer matching, are provided to all Westwood employees.

Ownership of Securities

For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by
Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -
$10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager
Susan M. Byrne	LargeCap Value Fund III
Mark R. Freeman	LargeCap Value Fund III
Scott D. Lawson	LargeCap Value Fund III
Jay K. Singhania	LargeCap Value Fund III
Kellie R. Stark	LargeCap Value Fund III

APPENDIX A
Description of Bond Ratings:
Moody's Investors Service, Inc. Rating Definitions:
Long-Term Obligation Ratings
Moody's long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised.
Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.
Aaa:	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.
Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
Ba:	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.
B:	Obligations rated B are considered speculative and are subject to high credit risk.
Caa:	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
NOTE: Moody's appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa.
The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generate rating category.
SHORT-TERM NOTES: The four ratings of Moody's for short-term notes are MIG 1, MIG 2, MIG 3, and MIG 4. MIG 1 denotes "best quality, enjoying strong protection from established cash flows." MIG 2 denotes "high quality" with
"ample margins of protection." MIG 3 notes are of "favorable quality but lacking the undeniable strength of the preceding grades." MIG 4 notes are of "adequate quality, carrying specific risk for having protection and not distinctly or predominantly speculative."
Description of Moody's Commercial Paper Ratings:
Moody's Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:
Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.
Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor's Corporation's Debt Ratings:
A Standard & Poor's debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources Standard & Poor's considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

l.	Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.	Nature of and provisions of the obligation;

III.	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor's rights.

AAA:	Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA:	Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest-
rated issues only in small degree.

A:	Debt rated "A" has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-
rated categories.

BBB:	Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

BB, B, CCC, CC: Debt rated "BB," "B," "CCC," and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C:	The rating "C" is reserved for income bonds on which no interest is being paid.

D:	Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

NR:	Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Standard & Poor's, Commercial Paper Ratings

A Standard & Poor's Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

A:	Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

A-1:	This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a "+" designation.

A-2:	Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3:	Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.

B:	Issues rated "B" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

C:	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D:	This rating indicates that the issue is either in default or is expected to be in default upon maturity.

The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

Standard & Poor's rates notes with a maturity of less than three years as follows:

SP-1:	A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a "+" designation.

SP-2:	A satisfactory capacity to pay principal and interest.

SP-3:	A speculative capacity to pay principal and interest.

APPENDIX B

Proxy Voting Policies

The proxy voting policies applicable to each Fund appears in the following order:

The Manager’s proxy voting policy is first, followed by the Sub-Advisors, alphabetically.

CURRENT PROXY VOTING POLICIES AND PROCEDURES WILL BE FILED BY AMENDMENT.

PART C. OTHER INFORMATION

Item 28. Exhibits.
(a)	(1)	a.	Articles of Amendment and Restatement -- Filed as Ex-99.B1.A on 04/12/1996 (Accession No.
0000898745-96-000012)
		b.	Articles of Amendment and Restatement -- Filed as Ex-99.A1.B on 09/22/00 (Accession No.
0000898745-00-500024)
		c.	Articles of Amendment and Restatement dated 6/14/02 -- Filed as Ex-99.A.1.C on 12/30/02
(Accession No. 0001126871-02-000036)
		d.	Articles of Amendment dated 5/23/05 -- Filed as Ex-99.A on 09/08/05 (Accession No. 0000898786-
05-000254)
		e.	Articles of Amendment dated 9/30/05 -- Filed as Ex-99.A on 11/22/05 (Accession No. 0000870786-
05-000263)
		f.	Articles of Amendment dated 7/7/06 (Incorporated by reference from exhibit #1(2)b to registration statement No. 333-137477 filed on Form N-14 on 9/20/06 Accession No. 0000009713-06-000062)
		g.	Articles of Amendment -- Filed as Ex-99.B1 on 09/12/97 (Accession No. 0000898745-97-000023)
		h.	Articles of Amendment dated 06/04/08 -- Filed as Ex-99.A on 07/17/08 (Accession No.
0000009713-08-000060)
		i.	Articles of Amendment dated 06/30/09 – Filed as Ex-99.A(1)h on 10/07/09 (Accession No.
0000898745-09-000489)

	(2)	a.	Certificate of Correction dated 9/14/00 -- Filed as Ex-99.A3 on 09/22/00 (Accession No.
0000898745-00-500024)
		b.	Certificate of Correction dated 12/13/00 -- Filed as Ex-99.A3 on 10/12/01 (Accession No.
0001127048-01-500041)

	(3)	a.	Articles Supplementary dated 12/11/00 -- Filed as Ex-99.A.4A on 02/25/02 (Accession No.
0000870786-02-000051)
		b.	Articles Supplementary dated 3/12/01 – Filed as EX-99.A.4B on 02/25/02 (Accession No.
0000870786-02-000051)
		c.	Articles Supplementary dated 4/16/02 -- Filed as Ex-99.A.4.C on 12/30/02 (Accession No.
0001126871-02-000036)
		d.	Articles Supplementary dated 9/25/02 -- Filed as Ex-99.A.4.D on 12/30/02 (Accession No.
0001126871-02-000036)
		e.	Articles Supplementary dated 2/5/03 – Filed as Ex-99.A on 02/25/03 (Accession No. 0000870786-
03-000031)
		f.	Articles Supplementary dated 4/30/03 -- Filed as Ex-99.A4F on 09/11/03 (Accession No.
0000870786-03-000169)
		g.	Articles Supplementary dated 6/10/03 -- Filed as Ex-99.A4G on 09/11/03 (Accession No.
0000870786-03-000169)
		h.	Articles Supplementary dated 9/9/03 -- Filed as Ex-99.A4H on 09/11/03 (Accession No.
0000870786-03-000169)
		i.	Articles Supplementary dated 11/6/03 – Filed as Ex-99.A on 12/15/03 (Accession No. 0000870786-
03-000202)
		j.	Articles Supplementary dated 1/29/04-- Filed as Ex-99.A on 02/26/04 (Accession No. 0001127048-
04-000033)
		k.	Articles Supplementary dated 3/8/04-- Filed as Ex-99.A on 07/27/04 (Accession No. 0000870786-04-
000163)
		l.	Articles Supplementary dated 6/14/04 – Filed as Ex-99.A on 09/27/2004 (Accession No.
0000870786-04-000207)
		m.	Articles Supplementary dated 9/13/04 – Filed as Ex-99.A on 12/13/04 (Accession No. 0000870786-
04-000242)
		n.	Articles Supplementary dated 10/1/04 – Filed as Ex-99.A on 12/13/04 (Accession No. 0000870786-
04-000242)
		o.	Articles Supplementary dated 12/13/04 -- Filed as Ex-99.A on 02/28/05 (Accession No. 0000870786-
05-000065)

		p.	Articles Supplementary dated 2/4/05 – Filed as Ex-99.A on 05/16/05 (Accession No. 0000870786-
05-000194)
		q.	Articles Supplementary dated 2/24/05 – Filed as Ex-99.A on 05/16/05 (Accession No. 0000870786-
05-000194)
		r.	Articles Supplementary dated 5/6/05 – Filed as Ex-99.A on 09/08/05 (Accession No. 0000870786-
05-000254)
		s.	Articles Supplementary dated 12/20/05 (filed 2/28/06)
		t.	Articles Supplementary dated 9/20/06 (Incorporated by reference from exhibit #1(4)t to registration statement No. 333-137477 filed on Form N-14 on 9/20/06 Accession No. 0000009713-06-000062)
		u.	Articles Supplementary dated 1/12/07 -- Filed as Ex-99.A on 01/16/07 (Accession No. 0000898745-
07-000011)
		v.	Articles Supplementary dated 1/22/07 -- Filed as Ex-99.A on 07/18/07 (Accession No. 0000898745-
07-000086)
		w.	Articles Supplementary dated 7/24/07 -- Filed as Ex-99.A on 09/28/07 (Accession No. 0000898745-
07-000152)
		x.	Articles Supplementary dated 09/13/07 -- Filed as Ex-99.A on 12/14/07 (Accession No. 0000898745-
07-000184)
		y.	Articles Supplementary dated 1/3/08 -- Filed as Ex-99.A.4.Y on 02/20/08 (Accession No.
0000950137-08-002501
		z.	Articles Supplementary dated 3/13/08 -- Filed as Ex-99.A4Z on 05/01/08 (Accession No.
0000950137-08-006512)
		aa.	Articles Supplementary dated 06/23/08 -- Filed as Ex-99.A on 07/17/08 (Accession No.
0000009713-08-000060)
		bb.	Articles Supplementary dated 09/10/08 Initial Capital Agreement dtd 5/1/08 -- Filed as Ex-99.A.4 on
12/12/08 (Accession No. 0000898745-08-000166)
		cc.	Articles Supplementary dated 10/31/08 – Filed as Ex-99.A.4 on 12/12/08 (Accession No.
0000898745-08-000166)
		dd.	Articles Supplementary dated 01/13/09 – Filed as Ex-99.A(4)dd on 10/07/09 (Accession No.
0000898745-09-000489)
		ee.	Articles Supplementary dated 03/10/09 – Filed as Ex-99.A(4)ee on 10/07/09 (Accession No.
0000898745-09-000489)
		ff.	Articles Supplementary dated 05/01/09 – Filed as Ex-99.A(4)ff on 10/07/09 (Accession No.
0000898745-09-000489)
		gg.	Articles Supplementary dated 06/19/09 – Filed as Ex-99.A(4)gg on 10/07/09 (Accession No.
0000898745-09-000489)

(b)	By-laws*

(c)	These have been previously filed as noted in response to Items 23(a) and 23(b).

(d)	(1)	a.	Management Agreement -- Filed as Ex-99.B5A on 09/12/97 (Accession No. 0000898745-97-000023)
		b.	1st Amendment to the Management Agreement -- Filed as Ex-99.D1.B on 09/22/00
(Accession No. 0000898745-00-500024)
		c.	Management Agreement -- Filed as Ex-99.D1.C on 12/05/00 (Accession No. 0000898745-00-
000021)
		d.	Amendment to Management Agreement dated 9/9/02 -- Filed as Ex-99.D.1.D on 12/30/02
(Accession No. 0001126871-02-000036)
		e.	Amendment to Management Agreement dated 3/11/02 – Filed as Ex-99.D on 02/25/03 (Accession
No. 0000870786-03-000031)
		f.	Amendment to Management Agreement dated 12/10/02 – Filed as Ex-99.D on 02/25/03 (Accession
No. 0000870786-03-000031)
		g.	Amendment to Management Agreement dated 10/22/03 – Filed as Ex-99.D on 12/15/03
(Accession No. 0000870786-03-000202)
		h.	Amendment to Management Agreement dated 3/8/04 -- Filed as Ex-99.D on 06/01/04 (Accession No.
0000898745-04-000003)

	i.	Amendment to Management Agreement dated 6/14/04 – Filed as Ex-99.D on 09/27/2004 (Accession
No. 0000870786-04-000207)
	j.	Amendment to Management Agreement dated 7/29/04 – Filed as Ex-99.A on 09/27/2004
(Accession No. 0000870786-04-000207)
	k.	Amendment to Management Agreement dated 9/13/04 – Filed as Ex-99.A on 09/27/2004 (Accession
No. 0000870786-04-000207)
	l.	Amendment to Management Agreement dated 12/13/04 -- Filed as Ex-99.D on 02/28/05 (Accession
No. 0000870786-05-000065)
	m.	Amendment to Management Agreement dated 1/1/05 -- Filed as Ex-99.D on 02/28/05 (Accession No.
0000870786-05-000065)
	n.	Amendment to Management Agreement dated 9/30/05 -- Filed as Ex-99.D on 11/22/05 (Accession
No. 0000870786-05-000263)
	o.	Amendment to Management Agreement dated 1/12/07 -- Filed as Ex-99.D on 01/16/07 (Accession
No. 0000898745-07-000011)
	p.	Amendment to Management Agreement dated 9/12/07 -- Filed as Ex-99.B5A on 09/12/97
(Accession No. 0000898745-97-000023)
	q.	Amendment to Management Agreement dated 10/01/07 -- Filed as Ex-99.D on 12/14/07 (Accession
No. 0000898745-07-000184)
	r.	Amendment to Management Agreement dated 10/31/07 -- Filed as Ex-99.D on 12/14/07 (Accession
No. 0000898745-07-000184)
	s.	Amendment to Management Agreement dated 2/7/08 -- Filed as Ex-99.D1S on 05/01/08 (Accession
No. 0000950137-08-006512)
	t.	Amended & Restated Management Agreement dated 6/24/08 -- Filed as Ex-99.D on 09/30/08
(Accession No. 0000898745-08-000083)
	u.	Amended & Restated Management Agreement dated 07/01/09 – Filed as Ex-99.D(1)u on 10/07/09
(Accession No. 0000898745-09-000489)
	v.	Amended & Restated Management Agreement dated _____________________________ **

(2)	a.	American Century Sub-Advisory Agreement -- Filed as Ex-99.D3 on 12/05/00 (Accession No.
0000898745-00-000021)
	b.	Amended & Restated Sub-Adv Agreement with Amer. Century -- Filed as Ex-99.D3B on 09/11/03
(Accession No. 0000870786-03-000169)
	c.	Amended & Restated Sub-Adv Agreement with Amer. Century – Filed as Ex-99.D on 09/27/2004
(Accession No. 0000870786-04-000207)
	d.	Amended & Restated Sub-Adv Agreement with Amer. Century dated 6/13/05 – Filed as Ex-99.D on 09/08/05 (Accession No. 0000870786-05-000254)
	e.	Amended & Restated Sub-Adv Agreement with Amer. Century dated 9/19/06 (Incorporated by reference from exhibit #6(3)e to registration statement No. 333-137477 filed on Form N-14 on
10/6/06 Accession No. 0000898745-06-000145)

(3)	a.	AXA Rosenberg Investment Management LLC Sub-Advisory Agreement dated September 30, 2008
-- Filed as Ex-99.D on 12/12/08 (Accession No. 0000898745-08-000166)

(4)	a.	Barrow Hanley Sub-Advisory Agreement dtd 7/12/05 – Filed as Ex-99.D on 09/08/05 (Accession
No. 0000870786-05-000254)

(5)	a.	Bernstein Sub-Advisory Agreement -- Filed as Ex-99.D4 on 12/05/00 (Accession No. 0000898745-
00-000021)
	b.	Amendment to Bernstein Sub-Advisory Agreement dated 3/28/03 -- Filed as Ex-99.D4B on 09/11/03
(Accession No. 0000870786-03-000169)
	c.	Amended & Restated Bernstein Sub-Advisory Agreement dated 7/1/04 – Filed as Ex-99.D on
09/27/2004 (Accession No. 0000870786-04-000207)

(6)	a.	BlackRock Sub-Advisory Agreement dated 12/31/08 -- Filed as Ex-99.D(6)A on 07/29/09 (Accession
No. 0000898745-09-000354)

(7)	a.	Brown Investment Advisor Incorporated Sub-Advisory Agreement dated 07/01/09 -- Filed as Ex-
99.D(6)A on 07/29/09 (Accession No. 0000898745-09-000354)

(8)	a.	Causeway Capital Management LLC Sub-Advisory Agreement dated September 30, 2008-- Filed as
Ex-99.D8A on 12/12/08 (Accession No. 0000898745-08-000166)

(9)	a.	ClearBridge Advisors, LLC Sub-Advisory Agreement dated October 1, 2009 -- Filed as Ex-99.(d)(9)a on 12/18/09 (Accession No. 0000898745-09-000546)

(10)	a.	Columbus Circle Investors Sub-Advisory Agreement dated 1/5/05 – Filed as Ex-99.D on 09/08/05
(Accession No. 0000870786-05-000254)
	b.	Amended & Restated Sub-Adv Agreement with Columbus Circle dated 9/15/05 -- Filed as Ex-99.D on 10/20/06 (Accession No. 0000898745-06-000160)
	c.	Amended & Restated Sub-Adv Agreement with Columbus Circle dated 12/15/06 -- Filed as Ex-99.D on 01/16/07 (Accession No. 0000898745-07-000011)
	d.	Amended & Restated Sub-Adv Agreement with Columbus Circle dated 05/01/09 – Filed as Ex-
99.D(9)d on 10/07/09 (Accession No. 0000898745-09-000489)

(11)	a.	Dimensional Fund Advisors Sub-Advisory Agreement-- Filed as Ex-99.D on 06/01/04 (Accession No.
0000898745-04-000003)

(12)	a.	Edge Asset Management Sub-Advisory Agreement dated 1/12/07 -- Filed as Ex-99.D on 01/16/07
(Accession No. 0000898745-07-000011)

(13)	a.	Emerald Advisors, Inc. Sub-Advisory Agreement dated 07/01/09 – Filed as Ex-99.D(12)a on
10/07/09 (Accession No. 0000898745-09-000489)

(14)	a.	Essex Investment Management Company, LLC. Sub-Advisory Agreement dated 6/30/06 -- Filed as
Ex-99.D on 10/20/06 (Accession No. 0000898745-06-000160)

(15)	a.	Goldman Sachs Sub-Advisory Agreement -- Filed as Ex-99.D.21 on 12/30/02 (Accession No.
0001126871-02-000036)
	b.	Amended & Restated Sub-Adv Agreement with Goldman Sachs -- Filed as Ex-99.D21B on 09/11/03
(Accession No. 0000870786-03-000169)
	c.	Amended & Restated Goldman Sachs Sub-Advisory Agreement dated 11/20/03 – Filed as Ex-99.D on 12/15/03 (Accession No. 0000870786-03-000202)
	d.	Amended & Restated Goldman Sachs Sub-Advisory Agreement dated 6/30/04 -- Filed as Ex-99.D on 02/28/05 (Accession No. 0000870786-05-000065)
	e.	Amended & Restated Sub-Adv Agreement with Goldman Sachs -- Filed as Ex-99.D(15)e on
12/18/09 (Accession No. 0000898745-09-000546)

(16)	a.	Guggenheim Sub-Advisory Agreement dated 09/16/09 – Filed as Ex-99.D(15)a on 10/07/09
(Accession No. 0000898745-09-000489)

(17)	a.	Jacobs Levy Equity Management, Inc. Sub-Advisory Agreement dated 6/15/06 -- Filed as Ex-99.D on 10/20/06 (Accession No. 0000898745-06-000160)
	b.	Amended & Restated Sub-Advisory Agreement with Jacobs Levy dated 1/2/07 -- Filed as Ex-
99.D23 (B) on 02/20/08 (Accession No. 0000950137-08-002501)
	c.	Amended & Restated Sub-Advisory Agreement with Jacobs Levy dated 05/01/09 – Filed as Ex-
99.D(16)c on 10/07/09 (Accession No. 0000898745-09-000489)

(18)	a.	JP Morgan Sub-Advisory Agreement -- Filed as Ex-99.D.18 on 12/30/02 (Accession No.
0001126871-02-000036)
	b.	Amended & Restated Sub-Adv Agreement with JP Morgan -- Filed as Ex-99.D18B on 09/11/03
(Accession No. 0000870786-03-000169)

	c.	Amended & Restated Sub-Adv Agreement with JP Morgan dated 7/18/07 -- Filed as Ex-99.D on
09/28/07 (Accession No. 0000898745-07-000152)
(19)	a.	Lehman Brothers (now known as Neuberger Berman Fixed Income LLC) dated 7/18/07 -- Filed as
Ex-99.D on 09/28/07 (Accession No. 0000898745-07-000152)
	b.	Amended & Restated Sub-Adv Agreement with Lehman Brothers (now known as Neuberger Berman
Fixed Income LLC) dated 05/04/09 – Filed as Ex-99.D(18)b on 10/07/09 (Accession No.
0000898745-09-000489)

(20)	a.	Los Angeles Capital Management Sub-Advisory Agreement – Filed as Ex-99.D on 09/27/2004
(Accession No. 0000870786-04-000207)
	b.	Amended & Restated Sub-Adv Agreement with LA Capital dated 9/12/05 -- Filed as Ex-99.D on
11/22/05 (Accession No. 0000870786-05-000263)
	c.	Amended & Restated Sub-Advisory Agreement with LA Capital dated 05/01/09 -- Filed as Ex-
99.D(20)c on 12/18/09 (Accession No. 0000898745-09-000546)

(21)	a.	Mellon Equity Associates LLP Sub-Advisory Agreement dtd 12/21/04 -- Filed as Ex-99.D on 02/28/05
(Accession No. 0000870786-05-000065)
	b.	Amended & Restated Sub-Adv Agreement with Mellon Equity dated 8/8/05 -- Filed as Ex-99.D on
11/22/05 (Accession No. 0000870786-05-000263)
	c.	Amended & Restated Sub-Adv Agreement with Mellon Capital dated 1/1/08 – Filed as Ex-99.D on
03/28/2008 (Accession No. 0000898745-08-000017)
	d.	Amended & Restated Sub-Adv Agreement with Mellon Capital dated 02/17/09 -- Filed as Ex-
99.D(21)d on 12/18/09 (Accession No. 0000898745-09-000546)
	e.	Amended & Restated Sub-Adv Agreement with Mellon Capital dated_______________**

(22)	a.	Montag & Caldwell, Inc. Sub-Advisory Agreement dated 07/01/09 -- Filed as Ex-99.D(6)A on
07/29/09 (Accession No. 0000898745-09-000354)

(23)	a.	Pacific Investment Management Company LLC Sub-Advisory Agreement dated September 30, 2008
-- Filed as Ex-99.D23A on 12/12/08 (Accession No. 0000898745-08-000166)
	b.	Amended & Restated Sub-Adv Agreement with Pacific Investment Management Company LLC dated 04/01/09 – Filed as Ex-99.D(22)b on 10/07/09 (Accession No. 0000898745-09-000489)

(24)	a.	Principal Global Investors Sub-Advisory Agreement -- Filed as Ex-99.D.19 on 12/30/02 (Accession
No. 0001126871-02-000036)
	b.	Amended and Restated PGI Sub-Advisory Agreement (filed 02/26/03)
	c.	Amended & Restated Sub-Adv Agreement with PGI -- Filed as Ex-99.D19C on 09/11/03 (Accession
No. 0000870786-03-000169)
	d.	Amended & Restated Sub-Adv Agreement with PGI-- Filed as Ex-99.D on 06/01/04 (Accession No.
0000898745-04-000003)
	e.	Amended & Restated Sub-Adv Agreement with PGI dtd 7-29-04 – Filed as Ex-99.D on 09/27/2004
(Accession No. 0000870786-04-000207)
	f.	Amended & Restated Sub-Adv Agreement with PGI dtd 9-13-04 – Filed as Ex-99.D on 12/13/04
(Accession No. 0000870786-04-000242)
	g.	Amended & Restated Sub-Adv Agreement with PGI dtd 12-13-04 – Filed as Ex-99.D on 09/08/05
(Accession No. 0000870786-05-000254)
	h.	Amended & Restated Sub-Adv Agreement with PGI dtd 7-1-05 – Filed as Ex-99.D on 09/08/05
(Accession No. 0000870786-05-000254)
	i.	Sub-Sub-Advisory Agreement with Spectrum dtd 7/1/2005 -- Filed as Ex-99.D on 12/29/05
(Accession No. 0000898745-05-000035)
	j.	Sub-Sub-Advisory Agreement with Post dtd 7/1/2005 -- Filed as Ex-99.D on 12/29/05 (Accession
No. 0000898745-05-000035)
	k.	Amended & Restated Sub-Adv Agreement with PGI dtd 3/1/06 -- Filed as Ex-99.D on 02/28/06
(Accession No. 0000870786-06-000034)
	l.	Amended & Restated Sub-Adv Agreement with PGI dtd 01/01/09 – Filed as Ex-99.D(23)l on
10/07/09 (Accession No. 0000898745-09-000489)

	m.	Amended & Restated Sub-Adv Agreement with PGI dtd 07/01/09 – Filed as Ex-99.D(23)m on
10/07/09 (Accession No. 0000898745-09-000489)
	n.	Amended & Restated Sub-Adv Agreement with PGI dtd ________________________ **

(25)	a.	Principal Capital Real Estate Investors Sub-Advisory Agreement – Filed as Ex-99.D on 02/27/01
(Accession No. 0000898745-01-500019
	b.	1st Amendment to the PCREI Sub-Advisory Agreement –Filed as Ex-99.D10B on 02/25/02
(Accession No. 000870786-02-000051)
	c.	2nd Amendment to the PCREI Sub-Advisory Agreement –Filed as Ex-99.D10C on 02/25/02
(Accession No. 000870786-02-000051)
	d.	Amended & Restated Sub-Adv Agreement with PCREI -- Filed as Ex-99.D10D on 09/11/03
(Accession No. 0000870786-03-000169)
	e.	Amended & Restated Sub-Adv Agreement with PREI dated 9/12/05 -- Filed as Ex-99.D on 12/29/05
(Accession No. 0000898745-05-000035)
	f.	Amended & Restated Sub-Adv Agreement with PREI dated 1/1/06 -- Filed as Ex-99.D on 02/28/06
(Accession No. 0000870786-06-000034)
	g.	Amended & Restated Sub-Adv Agreement with PREI dated 10/1/07 -- Filed as Ex-99.D o09/28/07
(Accession No. 0000898745-07-000152)

(26)	a.	Pyramis Global Advisors, LLC Sub-Advisory Agreement dated 1/1/07 -- Filed as Ex-99.D on
01/16/07 (Accession No. 0000898745-07-000011)

(27)	a.	Spectrum Sub-Advisory Agreement -- Filed as Ex-99.D.15 on 04/29/02 (Accession No. 0000870786-
02-000086)
	b.	Amended & Restated Sub-Adv Agreement with Spectrum -- Filed as Ex-99.D15B on 09/11/03
(Accession No. 0000870786-03-000169)
	c.	Amended & Restated Sub-Adv Agreement with Spectrum dated 9/12/05 -- Filed as Ex-99.D on
12/29/05 (Accession No. 0000898745-05-000035)

(28)	a.	T. Rowe Price Sub-Advisory Agreement dated 3/8/04 -- Filed as Ex-99.D on 06/01/04 (Accession No.
0000898745-04-000003)
	b.	Amended & Restated Sub-Adv Agreement with T. Rowe Price dated 8/24/04 – Filed as Ex-99.D on
09/27/2004 (Accession No. 0000870786-04-000207)
	c.	Amended & Restated Sub-Adv Agreement with T. Rowe Price dated 8/1/05 -- Filed as Ex-99.D on
12/29/05 (Accession No. 0000898745-05-000035)
	d.	Amended & Restated Sub-Adv Agreement with T. Rowe Price dated 8/1/06 -- Filed as Ex-99.D on
10/20/06 (Accession No. 0000898745-06-000160)

(29)	a.	Thompson, Siegel & Walmsley LLC Sub-Advisory Agreement dated 10/01/09 – Filed as Ex-
99.D(28)a on 10/07/09 (Accession No. 0000898745-09-000489)

(30)	a.	Tortoise Capital Advisors LLC Sub-Advisory Agreement dated 09/23/09 – Filed as Ex-99.D(29)a on
10/07/09 (Accession No. 0000898745-09-000489)

(31)	a.	Turner Sub-Advisory Agreement -- Filed as Ex-99.D11 on 12/05/00 (Accession No. 0000898745-00-
000021)
	b.	Amended & Restated Sub-Adv Agreement with Turner dated 10/31/07 -- Filed as Ex-99.D on
12/14/07 (Accession No. 0000898745-07-000184)

(32)	a.	UBS Global Asset Management Sub-Advisory Agreement -- Filed as Ex-99.D.16 on 04/29/02
(Accession No. 0000870786-02-000086)
	b.	Amended & Restated Sub-Adv Agreement with UBS -- Filed as Ex-99.D16B on 09/11/03 (Accession
No. 0000870786-03-000169)
	c.	Amended & Restated Sub-Adv Agreement with UBS dated 4/1/04 -- Filed as Ex-99.D on 06/01/04
(Accession No. 0000898745-04-000003)

		d.	Amended & Restated Sub-Adv Agreement with UBS dated 7/1/09 – Filed as Ex-99.D(31)d on
10/07/09 (Accession No. 0000898745-09-000489)

	(33)	a.	Vaughan Nelson Investment Management Sub-Advisory Agreement dtd 9/21/05 -- Filed as Ex-99.A
on 11/22/05 (Accession No. 0000870786-05-000263)

	(34)	a.	Van Kampen Sub-Advisory Agreement dated 1/12/07 -- Filed as Ex-99.D on 01/16/07 (Accession
No. 0000898745-07-000011)
		b.	Amended & Restated Sub-Adv Agreement with Van Kampen dated 4/1/07 – Filed as Ex-99.D on
07/18/07 (Accession No. 0000898745-07-000086)

	(35)	a.	Westwood Management Corporation Sub-Advisory Agreement dated 7/15/08 -- Filed as Ex-99.P on
07/17/08 (Accession No. 0000009713-08-000060)

(e)	(1)	a.	Distribution Agreement -- Filed as Ex-99.B6.A on 04/12/1996 (Accession No. 0000898745-96-
000012)
		b.	1st Amendment to the Distribution Agreement -- Filed as Ex-99.E1.B on 09/22/00 (Accession No.
0000898745-00-500024)
		c.	Distribution Agreement -- Filed as Ex-99.E1.C on 09/22/00 (Accession No. 0000898745-00-500024)
		d.	Distribution Plan and Agreement (Select Class) -- Filed as Ex-99.E.1.D on 12/30/02 (Accession No.
0001126871-02-000036)
		e.	Amended and Restated Distribution Plan and Agreement (Select Class) -- Filed as Ex-99.E.1.E on
12/30/02 (Accession No. 0001126871-02-000036)
		f.	Amended and Restated Distribution Plan and Agreement (Advisors Select Class) -- Filed as Ex-
99.E.1.F on 12/30/02 (Accession No. 0001126871-02-000036)
		g.	Amended and Restated Distribution Plan and Agreement (Advisors Preferred Class) -- Filed as Ex-
99.E.1.G on 12/30/02 (Accession No. 0001126871-02-000036)
		h.	Amended and Restated Distribution Plan and Agreement (Class J) dtd 07/21/09 -- Filed as Ex-
99(e)(1)h on 12/18/09 (Accession No. 0000898745-09-000546)
		i.	Amended and Restated Distribution Agreement -- Filed as Ex-99.E.1.I on 12/30/02 (Accession No.
0001126871-02-000036)
		j.	Amendment to Distribution Plan and Agreement (Advisors Preferred Class) -- Filed as Ex-99.E on
02/25/03 (Accession No. 0000870786-03-000031)
		k.	Amendment to Distribution Plan and Agreement (Advisors Select Class) -- Filed as Ex-99.E on
02/25/03 (Accession No. 0000870786-03-000031)
		l.	Amendment to Distribution Plan and Agreement (Select Class) -- Filed as Ex-99.E on 02/25/03
(Accession No. 0000870786-03-000031)
		m.	Amendment to Distribution Agreement dtd 03/02 -- Filed as Ex-99.E on 02/25/03 (Accession No.
0000870786-03-000031)
		n.	Amendment to Distribution Agreement dtd 12/02 -- Filed as Ex-99.E on 02/25/03 (Accession No.
0000870786-03-000031)
		o.	Amended & Restated Distribution Agreement dtd 10/22/03 – Filed as Ex-99.E on 12/15/03
(Accession No. 0000870786-03-000202)
		p.	Amended & Restated Distribution Agreement dtd 6/14/04 – Filed as Ex-99.E on 09/27/2004
(Accession No. 0000870786-04-000207)
		q.	Amended & Restated Distribution Agreement dtd 2/24/05 – Filed as Ex-99.E on 09/08/05
(Accession No. 0000870786-05-000254)
		r.	Distribution Agreement (Class A, B and C) dtd 1/12/07 -- Filed as Ex-99.E on 01/16/07 (Accession
No. 0000898745-07-000011)
		s.	Distribution Agreement (Instl and J) dtd 1/12/07 -- Filed as Ex-99.A on 01/16/07 (Accession No.
0000898745-07-000011)
		t.	Distribution Agreement (Class A, B, C, J, Institutional, Advisors Preferred, Preferred, Advisors Select,
Select, Advisors Signature Classes) dtd 3/11/08 -- Filed as Ex-99.E1T on 05/01/08 (Accession No.
0000950137-08-006512)

		u.	Distribution Agreement (Class A, Class B, Class C, Class J, Preferred Class, Advisors Preferred
Class, Select Class, Advisors Select Class, Advisors Signature Class, Institutional Class and Class S
Shares dated 5/1/08 – Filed as Ex-99.E on 07/29/09 (Accession No. 0000898745-09-000354)

	(2)	a.	Selling Agreement--Advantage Classes -- Filed as Ex-99.E2A on 09/11/03 (Accession No.
0000870786-03-000169)
		b.	Selling Agreement--J Shares -- Filed as Ex-99.E2B on 09/11/03 (Accession No. 0000870786-03-
000169)
		c.	Selling Agreement--Class A and Class B Shares – Filed as Ex-99.E on 09/08/05 (Accession No.
0000870786-05-000254)
		d.	Selling Agreement--Class S Shares -- Filed as Ex-99.E on 07/17/08 (Accession No.
0000009713-08-000060)

(f)	N/A

(g)	(1)	a.	Domestic Portfolio Custodian Agreement with Bank of New York -- Filed as Ex-99.B8.A on
04/12/1996 (Accession No. 0000898745-96-000012)
		b.	Domestic Funds Custodian Agreement with Bank of New York -- Filed as Ex-99.G1.B on 12/05/00
(Accession No. 0000898745-00-000021)
		c.	Domestic and Global Custodian Agreement with Bank of New York -- Filed as Ex-99.G on 11/22/05
(Accession No. 0000870786-05-000263)
(h)	(1)	a.	Transfer Agency Agreement for Class I shares -- Filed as Ex-99.H1 on 09/22/00 (Accession No.
0000898745-00-500024)
		b.	Amended & Restated Transfer Agency Agreement for Class I Shares -- Filed as Ex-99.H.1.B on
12/30/02 (Accession No. 0001126871-02-000036)
		c.	Transfer Agency Agreement for Class J Shares -- Filed as Ex-99.H.1.C on 12/30/02 (Accession No.
0001126871-02-000036)
		d.	1st Amendment to Transfer Agency Agreement for Class J Shares -- Filed as Ex-99.H.1.D on
12/30/02 (Accession No. 0001126871-02-000036)
		e.	Amended and Restated Transfer Agency Agreement for Class J Shares dtd 10/22/03 -- Filed as Ex-
99.H on 02/28/05 (Accession No. 0000870786-05-000065)
		f.	Amended and Restated Transfer Agency Agreement for Class J, Class A and Class B Shares dtd
12/13/04 -- Filed as Ex-99.H on 02/28/05 (Accession No. 0000870786-05-000065)
		g.	Transfer Agency Agreement (Class A, B, C, J and Institutional) dtd 1/12/07 -- Filed as Ex-99.H on
01/16/07 (Accession No. 0000898745-07-000011)
		h.	Amended and Restated Transfer Agency Agreement (Class A, B, C, J Institutional, and S) dtd 5/1/08
-- Filed as Ex-99.H1H on 05/01/08 (Accession No. 0000950137-08-006512)
		i.	Amended and Restated Transfer Agency Agreement (Class A, B, C, J Institutional, and S) dtd
01/01/09 -- Filed as Ex-99(h)(1)i on 12/18/09 (Accession No. 0000898745-09-000546)

	(2)	a.	Shareholder Services Agreement -- Filed as Ex-99.H on 12/15/00 (Accession No. 0000898745-00-
500047)
		b.	Amended & Restated Shareholder Services Agreement dtd 6/14/04 -- Filed as Ex-99.H on 02/28/05
(Accession No. 0000870786-05-000065)
		c.	Amended & Restated Shareholder Services Agreement dtd 6/14/04 -- Filed as Ex-99.H on 02/28/05
(Accession No. 0000870786-05-000065)
		d.	Amended & Restated Shareholder Services Agreement dtd 9/13/04 -- Filed as Ex-99.H on 02/28/05
(Accession No. 0000870786-05-000065)
		e.	Amended & Restated Shareholder Services Agreement dtd 12/13/04 -- Filed as Ex-99.H on 02/28/05
(Accession No. 0000870786-05-000065)
		f.	Amended & Restated Shareholder Services Agreement dtd 9/30/05 -- Filed as Ex-99.H on 12/29/05
(Accession No. 0000898745-05-000035)
		g.	Amended & Restated Shareholder Services Agreement dtd 1/1/06 -- Filed as Ex-99.H on 10/20/06
(Accession No. 0000898745-06-000160)
		h.	Amended & Restated Shareholder Services Agreement dtd 1/12/07 -- Filed as Ex-99.H on 12/14/07
(Accession No. 0000898745-07-000184)

(3)	a.	Investment Service Agreement -- Filed as Ex-99.B5B on 09/12/97 (Accession No. 0000898745-97-
000023)
	b.	1st Amendment to the Investment Service Agreement -- Filed as Ex-99.H3.B on 09/22/00 (Accession
No. 0000898745-00-500024)
	c.	Investment Service Agreement -- Filed as Ex-99.H.3.C on 12/30/02 (Accession No. 0001126871-02-
000036)

(4)	a.	Accounting Services Agreement -- Filed as Ex-99.H4 on 09/22/00 (Accession No. 0000898745-00-
500024)
	b.	Amended & Restated Accounting Services Agreement dtd 1/12/07 -- Filed as Ex-99.H on 01/16/07
(Accession No. 0000898745-07-000011)

(5)	a.	Administrative Services Agreement -- Filed as Ex-99.H5 on 09/22/00 (Accession No. 0000898745-
00-500024)
	b.	Amended Administrative Services Agreement -- Filed as Ex-99.H.5.B on 12/30/02 (Accession No.
0001126871-02-000036)
	c.	Amended Administrative Services Agreement dtd 6/14/04 – Filed as Ex-99.H on 09/27/2004
(Accession No. 0000870786-04-000207)

(6)	a.	Service Agreement -- Filed as Ex-99.H6 on 09/22/00 (Accession No. 0000898745-00-500024)
	b.	Amended & Restated Service Agreement dtd 6/14/04 -- Filed as Ex-99.H on 02/28/05 (Accession No.
0000870786-05-000065)
	c.	Amended & Restated Service Agreement dtd 9/30/05 -- Filed as Ex-99.H on 11/22/05 (Accession No.
0000870786-05-000263)

(7)	a.	Service Sub-Agreement -- Filed as Ex-99.H7 on 09/22/00 (Accession No. 0000898745-00-500024)
	b.	Amended & Restated Service Sub-Agreement dtd 1/13/04 -- Filed as Ex-99.H on 02/28/05
(Accession No. 0000870786-05-000065)
	c.	Amended & Restated Service Sub-Agreement dtd 6/14/04 -- Filed as Ex-99.H on 02/28/05
(Accession No. 0000870786-05-000065)
	d.	Amended & Restated Service Sub-Agreement dtd 6/14/04 -- Filed as Ex-99.H on 02/28/05
(Accession No. 0000870786-05-000065)
	e.	Amended & Restated Service Sub-Agreement dtd 9/13/04 -- Filed as Ex-99.H on 02/28/05
(Accession No. 0000870786-05-000065)
	f.	Amended & Restated Service Sub-Agreement dtd 12/13/04 -- Filed as Ex-99.H on 02/28/05
(Accession No. 0000870786-05-000065)
	g.	Amended & Restated Service Sub-Agreement dtd 9/30/05 -- Filed as Ex-99.A on 11/22/05
(Accession No. 0000870786-05-000263)

(8)	Plan of Acquisition European Fund -- Filed as Ex-99.H.8 on 12/30/02 (Accession No. 0001126871-02-
000036)
(9)	Plan of Acquisition Pacific Basin Fund -- Filed as Ex-99.H.9 on 12/30/02 (Accession No. 0001126871-02-
000036)
(10)	Plan of Acquisition Technology Fund -- Filed as Ex-99.H.10 on 12/30/02 (Accession No. 0001126871-02-
000036)
(11)	Plan of Acquisition Balanced Fund -- Filed as Ex-99.H11 on 09/11/03 (Accession No. 0000870786-03-
000169)
(12)	Plan of Acquisition International SmallCap Fund -- Filed as Ex-99.H12 on 09/11/03 (Accession No.
0000870786-03-000169)
(13)	Plan of Acquisition Partners MidCap Blend -- Filed as Ex-99.H11 on 09/11/03 (Accession No. 0000870786-
03-000169)
(14)	Plan of Acquisition High Quality Long-Term Bond – Filed as Ex-99.H on 09/08/05 (Accession No.
0000870786-05-000254)
(15)	Form of Agreement and Plan of Reorganization PIF and WM Trust I – Filed as Appendix A to N-14 on
09/20/06 (Accession No. 0000009713-06-000062)
(16)	Form of Agreement and Plan of Reorganization PIF and WM Trust II – Filed as Appendix A to N-14 on
09/20/06 (Accession No. 0000009713-06-000062)

	(17)	Form of Agreement and Plan of Reorganization PIF and WM SAM – Filed as Appendix A to N-14 on
09/20/06 (Accession No. 0000009713-06-000062)
	(18)	Plan of Reorganization Equity Income I and Equity Income – Filed as Appendix A to N-14 on 09/28/06
(Accession No. 0000898745-06-000141)
	(19)	Plan of Reorganization Tax-Exempt Bond I and Tax-Exempt Bond -- Filed as Appendix A to N-14 on
09/28/06 (Accession No. 0000898745-06-000141)
	(20)	Plan of Reorganization Partners LargeCap Growth II and Partners LargeCap Growth – Filed as Appendix A
to N-14 on 10/06/06 (Accession No. 0000898745-06-000145)
	(21)	Service Agreement between Principal Investors Fund, Inc. and Principal Shareholder Services, Inc. for
S class shares. dtd 5/1/08 -- Filed as Ex-99.H21A on 05/01/08 (Accession No. 0000950137-08-006512)
	(22)	Plan of Acquisition California Insured Intermediate Municipal Fund and California Municipal Fund -- Filed as
Ex-99.H on 07/17/08 (Accession No. 0000009713-08-000060)
	(23)	Plan of Acquisition Global Equity Fund I and International Fund I – Filed as Ex-99.H23 on 09/30/08
(Accession No. 0000898745-08-000083
	(24)	Plan of Acquisition MidCap Growth Fund I and MidCap Growth Fund III – Filed as Ex-99.H24 on 09/30/08
(Accession No. 0000898745-08-000083
	(25)	Plan of Acquisition SmallCap Blend Fund I and SmallCap S&P 600 Index Fund – Filed as Ex-99.H25 on
09/30/08 (Accession No. 0000898745-08-000083
	(26)	Plan of Acquisition Government & High Quality Bond Fund and Mortgage Securities Fund – Filed as Ex-99.H
on 07/29/09 (Accession No. 0000898745-09-000354)
	(27)	Plan of Acquisition MidCap Growth II and MidCap Growth III – Filed as Ex-99.H on 07/29/09 (Accession No.
0000898745-09-000354)
	(28)	Plan of Acquisition SmallCap Growth III and SmallCap Growth I – Filed as Ex-99.H on 07/29/09 (Accession
No. 0000898745-09-000354)
	(29)	Plan of Acquisition of MidCap Stock Fund and MidCap Blend Fund – (Incorporated by reference from the registration statement on Form N-14, File 333-161205, as filed with the Commission on 08/10/09) )(Accession No.
0000898745-09-000372)
	(30)	Plan of Acquisition of LargeCap Blend Fund I, Disciplined LargeCap Blend Fund, LargeCap Growth Fund I,
LargeCap Growth Fund, LargeCap Blend Fund II, LargeCap Growth Fund II, LargeCap Value Fund III,
LargeCap Value Fund, SmallCap Growth Fund II and SmallCap Growth Fund – (Incorporated by reference from the registration statement on Form N-14, File 333-161535, as filed with the Commission on 08/25/09)(Accession No.
0000898745-09-000410)
	(31)	Plan of Acquisition of Ultra Short Bond Fund and Money Market Fund – (Incorporated by reference from the registration statement on Form N-14, File 333-162074, as filed with the Commission on 09/23/09) )(Accession No.
0000898745-09-000463)

(i)	Legal Opinion -- Filed as Ex-99.B10 on 04/12/1996 (Accession No. 0000898745-96-000012)

(j)	(1)	Consents of Auditors – N/A
	(2)	Rule 485(b) opinion – N/A
	(3)	Power of Attorneys – Filed as Ex-99.J3 on 12/12/08 (Accession No. 0000898745-08-000166
(k)	N/A

(l)	(1)	Initial Capital Agreement-ISP & MBS -- Filed as Ex-99.B13 on 04/12/1996
(Accession No. 0000898745-96-000012)
	(2)	Initial Capital Agreement-IEP -- Filed as Ex-99.L2 on 09/22/00 (Accession No. 0000898745-00-500024)
	(3)	Initial Capital Agreement-ICP -- Filed as Ex-99.L3 on 09/22/00 (Accession No. 0000898745-00-500024)
	(4-38)	Initial Capital Agreement -- Filed as Ex-99.L4-L38 on 12/05/00 (Accession No. 0000898745-00-000021)
	(39)	Initial Capital Agreement dtd 12/30/02 -- Filed as Ex-99.L.39 on 12/30/02 (Accession No. 0001126871-02-
000036)
(40-41) Initial Capital Agreement dtd 12/29/03 & 12/30/03-- Filed as Ex-99.L on 02/26/04 (Accession No.
0001127048-04-000033)
	(42)	Initial Capital Agreement dtd 6/1/04 -- Filed as Ex-99.L on 07/27/04 (Accession No. 0000870786-04-000163)
	(43)	Initial Capital Agreement dtd 11/1/04 – Filed as Ex-99.L on 12/13/04 (Accession No. 0000870786-04-
000242)
	(44)	Initial Capital Agreement dtd 12/29/04 -- Filed as Ex-99.L on 02/28/05 (Accession No. 0000870786-05-
000065)

	(45)	Initial Capital Agreement dtd 3/1/05 – Filed as Ex-99.L on 05/16/05 (Accession No. 0000870786-05-
000194)
	(46)	Initial Capital Agreement dtd 6/28/05 -- Filed as Ex-99.L on 11/22/05 (Accession No. 0000870786-05-000263)
	(47)	Initial Capital Agreement dtd 3/15/06 -- Filed as Ex-99.L on 10/20/06 (Accession No. 0000898745-06-
000160)
	(48)	Initial Capital Agreement dtd 1/10/07 -- Filed as Ex-99.L (48) on 02/20/08 (Accession No. 0000950137-08-
002501)
	(49)	Initial Capital Agreement dtd 10/1/07 – Filed as Ex-99.L on 03/28/2008 (Accession No. 0000898745-08-
000017)
	(50)	Initial Capital Agreement dtd 2/29/08 – Filed as Ex-99.L on 03/28/2008 (Accession No. 0000898745-08-
000017)
	(51)	Initial Capital Agreement dtd 5/1/08 -- Filed as Ex-99.L on 07/17/08 (Accession No. 0000009713-08-000060)
	(52)	Initial Capital Agreement dtd 9/30/08 -- Filed as Ex-99.L on 12/12/08 (Accession No. 0000898745-08-000166)
	(53)	Initial Capital Agreement dtd 12/15/08 -- Filed as Ex-99.L on 12/31/08 (Accession No. 0000898745-08-
000184)
(m)	Rule 12b-1 Plan

	(1)	Class A Plan -- Filed as Ex-99.M on 02/28/05 (Accession No. 0000870786-05-000065)
		a.	Amended & Restated dtd 9/30/05 -- Filed as Ex-99.M on 11/22/05 (Accession No. 0000870786-05-
000263)
		b.	Amended & Restated dtd 12/1/05 (Incorporated by reference from exhibit #10(6)b to registration statement No. 333-137477 filed on Form N-14 on 9/20/06 Accession No. 0000009713-06-000062)
		c.	Amended & Restated dtd 1/12/07 -- Filed as Ex-99.M on 01/16/07 (Accession No. 0000898745-07-
000011)
		d.	Amended & Restated dtd 10/01/07 -- Filed as Ex-99.M on 12/14/07 (Accession No. 0000898745-07-
000184)
	(2)	Class B Plan -- Filed as Ex-99.M on 02/28/05 (Accession No. 0000870786-05-000065)
		a.	Amended & Restated dtd 9/30/05 -- Filed as Ex-99.M on 11/22/05 (Accession No. 0000870786-05-
000263)
		b.	Amended & Restated dtd 12/1/05 (Incorporated by reference from exhibit #10(7)b to registration statement No. 333-137477 filed on Form N-14 on 9/20/06 Accession No. 0000009713-06-000062)
		c.	Amended & Restated dtd 1/12/07 -- Filed as Ex-99.M on 01/16/07 (Accession No. 0000898745-07-
000011)
		d.	Amended & Restated dtd 3/13/07 -- Filed as Ex-99.M on 12/14/07 (Accession No. 0000898745-07-
000184)
	(3)	Class C Plan
		a.	dated 9/11/06 (Incorporated by reference from exhibit #10(8)a to registration statement No. 333-
137477 filed on Form N-14 on 09/20/06 Accession No. 0000009713-06-000062)
		b.	Amended & Restated dtd 1/12/07 -- Filed as Ex-99.M on 01/16/07 (Accession No. 0000898745-07-
000011)
		c.	Amended & Restated dtd 10/01/07 -- Filed as Ex-99.M on 12/14/07 (Accession No. 0000898745-07-
000184)

	(4)	Class J Plan
		a.	Amended & Restated dtd 9/9/02 -- Filed as Ex-99.E.1.H on 12/30/02 (Accession No. 0001126871-
02-000036)
		b.	Amended & Restated dtd 9/13/04 – Filed as Ex-99.M on 09/27/2004 (Accession No. 0000870786-
04-000207)
		c.	Amended & Restated dtd 12/13/04 -- Filed as Ex-99.M on 02/28/05 (Accession No. 0000870786-05-
000065)
		d.	Amended & Restated dtd 9/30/05 -- Filed as Ex-99.M on 11/22/05 (Accession No. 0000870786-05-
000263)
		e.	Amended & Restated dtd 9/11/06 (Incorporated by reference from exhibit #10(4)e to registration statement No. 333-137477 filed on Form N-14 on 10/6/06)
		f.	Amended & Restated dtd 1/12/07 -- Filed as Ex-99.M on 01/16/07 (Accession No. 0000898745-07-
000011)

	g.	Amended & Restated dtd 1/1/08 – Filed as Ex-99.M.4G on 02/28/08 (Accession No. 0000950137-08-
002501)
	h.	Amended & Restated dtd 1/1/08 -- Filed as Ex-99.M4H on 05/01/08 (Accession No. 0000950137-08-
006512)
	i.	Amended & Restated dtd 3/11/08 -- Filed as Ex-99.M4H on 05/01/08 (Accession No. 0000950137-
08-006512)

(5)	R-1 f/k/a Advisors Signature Plan – Filed as Ex-99.M on 12/13/04 (Accession No. 0000870786-04-000242)
	a.	Amended & Restated dtd 9/13/04 – Filed as Ex-99.M on 09/27/2004 (Accession No. 0000870786-
04-000207)
	b.	Amended & Restated dtd 12/13/04 -- Filed as Ex-99.M on 02/28/05 (Accession No. 0000870786-05-
000065)
	c.	Amended & Restated dtd 9/30/05 -- Filed as Ex-99.M on 11/22/05 (Accession No. 0000870786-05-
000263)
	d.	Amended & Restated dtd 9/11/06 (Incorporated by reference from exhibit #10(5)d to registration statement No. 333-137477 filed on Form N-14 on 10/6/06 Accession No. 0000898745-06-000145)
	e.	Amended & Restated dtd 1/12/07 -- Filed as Ex-99.M on 01/16/07 (Accession No. 0000898745-07-
000011)
	f.	Amended & Restated dtd 3/11/08 -- Filed as Ex-99.M5F on 05/01/08 (Accession No. 0000950137-
08-006512)
	g.	Amended & Restated Distribution Plan and Agreement Class R-1 dtd 6/24/08 – Filed as Ex-99.M1J
on 09/30/08 (Accession No. 0000898745-08-000083
	h.	Amended & Restated Distribution Plan and Agreement Class R-1 dtd 09/16/09 – Filed as Ex-
99.M(5)h on 10/07/09 (Accession No. 0000898745-09-000489)
(6)	R-2 f/k/a Advisors Select Plan -- Filed as Ex-99.M2 on 09/22/00 (Accession No. 0000898745-00-500024)
	a.	Amended & Restated dtd 9/9/02 -- Filed as Ex-99.E.1.F on 12/30/02 (Accession No. 0001126871-
02-000036)
	b.	Amended & Restated dtd 3/11/04 – Filed as Ex-99.M on 03/16/04 (Accession No. 0000870786-04-
000044)
	c.	Amended & Restated dtd 6/14/04 – Filed as Ex-99.M on 09/27/2004 (Accession No. 0000870786-
04-000207)
	d.	Amended & Restated dtd 9/13/04 – Filed as Ex-99.M on 09/27/2004 (Accession No. 0000870786-
04-000207)
	e.	Amended & Restated dtd 12/13/04 -- Filed as Ex-99.M on 02/28/05 (Accession No. 0000870786-05-
000065)
	f.	Amended & Restated dtd 9/30/05 -- Filed as Ex-99.M on 11/22/05 (Accession No. 0000870786-05-
000263)
	g.	Amended & Restated dtd 9/11/06 (Incorporated by reference from exhibit #10(2)g to registration statement No. 333-137477 filed on Form N-14 on 10/6/06 Accession No. 0000898745-06-000142)
	h.	Amended & Restated dtd 1/12/07 -- Filed as Ex-99.M on 01/16/07 (Accession No. 0000898745-07-
000011)
	i.	Amended & Restated dtd 3/11/08 -- Filed as Ex-99.M2I on 05/01/08 (Accession No. 0000950137-08-
006512)
	j.	Amended & Restated Distribution Plan and Agreement Class R-2 dtd 6/24/08 – Filed as Ex-99.M2J
on 09/30/08 (Accession No. 0000898745-08-000083)
	k.	Amended & Restated Distribution Plan and Agreement Class R-2 dtd 09/16/09 – Filed as Ex-
99.M(6)k on 10/07/09 (Accession No. 0000898745-09-000489)

(7)	R-3 f/k/a Advisors Preferred Plan -- Filed as Ex-99.M1 on 09/22/00 (Accession No. 0000898745-00-500024)
	a.	Amended & Restated dtd 9/9/02 -- Filed as Ex-99.E.1.G on 12/30/02 (Accession No. 0001126871-
02-000036)
	b.	Amended & Restated dtd 3/11/04 -- Filed as Ex-99.M on 03/16/04 (Accession No. 0000870786-04-
00044)
	c.	Amended & Restated dtd 6/14/04 – Filed as Ex-99.M on 09/27/2004 (Accession No. 0000870786-
04-000207)

		d.	Amended & Restated dtd 9/13/04 – Filed as Ex-99.M on 09/27/2004 (Accession No. 0000870786-
04-000207)
		e.	Amended & Restated dtd 12/13/04 -- Filed as Ex-99.M on 02/28/05 (Accession No. 0000870786-05-
000065)
		f.	Amended & Restated dtd 9/30/05 -- Filed as Ex-99.M on 11/22/05 (Accession No. 0000870786-05-
000263)
		g.	Amended & Restated dtd 9/11/06 (Incorporated by reference from exhibit #10(1)g to registration statement No. 333-137477 filed on Form N-14 on 10/6/06 Accession No. 0000898745-
06-00145)
		h.	Amended & Restated dtd 1/12/07 -- Filed as Ex-99.M on 01/16/07 (Accession No. 0000898745-07-
000011)
		i.	Amended & Restated dtd 3/11/08 -- Filed as Ex-99.M1I on 05/01/08 (Accession No. 0000950137-
08-006512)
		j.	Amended & Restated Distribution Plan and Agreement Class R-3 dtd 6/24/08 – Filed as Ex-99.M3J
on 09/30/08 (Accession No. 0000898745-08-000083
		i.	Amended & Restated Distribution Plan and Agreement Class R-3 dtd 09/16/09 – Filed as Ex-
99.M(7)i on 10/07/09 (Accession No. 0000898745-09-000489)

	(8)	R-4 f/k/a Select Plan -- Filed as Ex-99.E.1.D on 12/30/02 (Accession No. 0001126871-02-000036)
		a.	Amended & Restated dtd 9/9/02 -- Filed as Ex-99.E.1.E on 12/30/02 (Accession No. 0001126871-
02-000036)
		b.	Amended & Restated dtd 3/11/04 – Filed as Ex-99.M on 03/16/04 (Accession No. 0000870786-04-
000044)
		c.	Amended & Restated dtd 6/14/04 – Filed as Ex-99.M on 09/27/2004 (Accession No. 0000870786-
04-000207)
		d.	Amended & Restated dtd 9/13/04 – Filed as Ex-99.M on 09/27/2004 (Accession No. 0000870786-
04-000207)
		e.	Amended & Restated dtd 12/13/04 -- Filed as Ex-99.M on 02/28/05 (Accession No. 0000870786-05-
000065)
		f.	Amended & Restated dtd 9/30/05 -- Filed as Ex-99.M on 11/22/05 (Accession No. 0000870786-05-
000263)
		g.	Amended & Restated dtd 9/11/06 (Incorporated by reference from exhibit #10(3)g to registration statement No. 333-137477 filed on Form N-14 on 10/6/06 Accession No. 0000898745-06-000145)
		h.	Amended & Restated dtd 1/12/07 -- Filed as Ex-99.M on 01/16/07 (Accession No. 0000898745-07-
000011)
		i.	Amended & Restated dtd 3/11/08 -- Filed as Ex-99.M3I on 05/01/08 (Accession No. 0000950137-08-
006512)
		j.	Amended & Restated Distribution Plan and Agreement Class R-4 dtd 6/24/08 – Filed as Ex-99.M5G
on 09/30/08 (Accession No. 0000898745-08-000083
		k.	Amended & Restated Distribution Plan and Agreement Class R-4 dtd 09/16/09 – Filed as Ex-
99.M(8)k on 10/07/09 (Accession No. 0000898745-09-000489)

	(9)	Class S Plan dtd 5/1/08 -- Filed as Ex-99.M9 on 05/01/08 (Accession No. 0000950137-08-006512)

(n)	(1)	Rule 18f-3 Plan dtd 3/10/08 -- Filed as Ex-99.N1 on 05/01/08 (Accession No. 0000950137-08-006512)
(o)	Reserved

(p)	Codes of Ethics
	(1)	Alliance Bernstein Code of Ethics -- Filed as Ex-99.P on 12/14/07 (Accession No. 0000898745-07-000184)
	(2)	American Century Investment Management – Filed as Ex-99.P on 07/29/09 (Accession No. 0000898745-09-
000354)
	(3)	AXA Rosenberg Investment Management Initial Capital Agreement dtd 5/1/08 -- Filed as Ex-99.P on
07/17/08 (Accession No. 0000009713-08-000060)
	(4)	The Bank of New York Mellon Code of Ethics -- Filed as Ex-99.P(8) on 02/20/08 (Accession No.
0000950137-08-002501)
	(5)	Barrow Hanley Code of Ethics – Filed as Ex-99.P on 07/29/09 (Accession No. 0000898745-09-000354)
	(6)	BlackRock Code of Ethics – Filed as Ex-99.P7 on 12/12/08 (Accession No. 0000898745-08-000166)

(7)	Brown Investment Advisor Incorporated Code of Ethics – Filed as Ex-99.P on 07/29/09 (Accession No.
0000898745-09-000354)
(8)	Causeway Capital Management LLC Initial Capital Agreement dtd 5/1/08 -- Filed as Ex-99.P on 07/17/08
(Accession No. 0000009713-08-000060)
(9)	Clearbridge Advisors Code of Ethics – Filed as Ex-99.P(9) on 10/07/09 (Accession No. 0000898745-09-
000489)
(10)	Columbus Circle Investors Code of Ethics dtd -07/01/09 -- Filed as Ex-99.(p)(10) on 12/18/09 (Accession No.
0000898745-09-000546)
(11)	Dimensional Fund Advisors Code of Ethics -- Filed as Ex-99.P on 12/29/05 (Accession No. 0000898745-05-
000035)
(12)	Edge Asset Management Code of Ethics -- Filed as Ex-99.P(29) on 02/20/08 (Accession No. 0000950137-
08-002501)
(13)	Emerald Advisers Inc. Code of Ethics -- Filed as Ex-99.P(17) on 02/20/08 (Accession No. 0000950137-08-
002501)
(14)	Essex Code of Ethics (filed 01/16/07) -- Filed as Ex-99.P on 12/14/07 (Accession No. 0000898745-07-
000184)
(15)	Goldman Sachs Code of Ethics -- Filed as Ex-99.P on 12/14/07 (Accession No. 0000898745-07-000184
(16)	Guggenheim Investment Management LLC Code of Ethics – Filed as Ex-99.P(16) on 10/07/09 (Accession
No. 0000898745-09-000489)
(17)	Jacobs Levy Code of Ethics -- Filed as Ex-99.P on 10/20/06 (Accession No. 0000898745-06-000160)
(18)	JP Morgan Code of Ethics -- Filed as Ex-99.P on 12/14/07 (Accession No. 0000898745-07-000184
(19)	Los Angeles Capital Management and Equity Research, Inc. Code of Ethics dtd 07/22/09 -- Filed as Ex-
99.(p)(19) on 12/18/09 (Accession No. 0000898745-09-000546)
(20)	Montag & Caldwell, Inc. Code of Ethics – Filed as Ex-99.P on 07/29/09 (Accession No. 0000898745-09-
000354)
(21)	Morgan Stanley Investment Management – Filed as Ex-99.P on 03/27/07 (Accession No. 0000898745-07-
000036)
(22)	Neuberger Berman Code of Ethics dtd 05/09 -- Filed as Ex-99.(p)(22) on 12/18/09 (Accession No.
0000898745-09-000546)
(23)	Pacific Investment Management Company LLC Code of Ethics dtd 05/09 -- Filed as Ex-99.(p)(23) on
12/18/09 (Accession No. 0000898745-09-000546)
(24)	Principal Global Investors/Principal Real Estate Investors Code of Ethics Filed as Ex-99.P on
03/27/07(Accession No. 0000898745-07-000036
(25)	Principal Funds, Inc. Principal Variable Contracts Funds, Inc., Principal Management Corporation, Principal
Financial Advisors, Inc., Princor Financial Services Corporation, Principal Funds Distributor, Inc. Code of
Ethics Initial Capital Agreement dtd 6/9/09 – Filed as Ex-99.P on 07/29/09 (Accession No. 0000898745-09-
000354)
(26)	Pyramis Code of Ethics – Filed as Ex-99.P on 07/29/09 (Accession No. 0000898745-09-000354)
(27)	Sr. & Executive Officers Code of Ethics (Sarbanes) -- Filed as Ex-99.P21 on 09/11/03 (Accession No.
0000870786-03-000169)
(28)	Schroder Inc. Code of Ethics dtd 09/14/09 -- Filed as Ex-99.(p)(28) on 12/18/09 (Accession No. 0000898745-
09-000546)
(29)	Schroder Ltd Code of Ethics dtd 01/26/05 -- Filed as Ex-99.(p)(29) on 12/18/09 (Accession No. 0000898745-
09-000546)
(30)	Spectrum Code of Ethics dtd 07/09 -- Filed as Ex-99.(p)(30) on 12/18/09 (Accession No. 0000898745-09-
000546)
(31)	T. Rowe Price Code of Ethics – Filed as Ex-99.P on 07/29/09 (Accession No. 0000898745-09-000354)
(32)	Thompson, Siegel & Walmsley LLC Code of Ethics – Filed as Ex-99.P(30) on 10/07/09 (Accession No.
0000898745-09-000489)
(33)	Tortoise Capital Advisors LLC Code of Ethics – Filed as Ex-99.P(31) on 10/07/09 (Accession No.
0000898745-09-000489)
(34)	Turner Investment Partners -- Filed as Ex-99.P on 02/28/05 (Accession No. 0000870786-05-000065)
(35)	UBS Code of Ethics dtd 09/30/09 -- Filed as Ex-99.(p)(35) on 12/18/09 (Accession No. 0000898745-09-000546)
(36)	Vaughan-Nelson Code of Ethics dtd 09/14/09 -- Filed as Ex-99.(p)(36) on 12/18/09 (Accession No.
0000898745-09-000546)

(37)	Westwood Management Corporation Code of Ethics Initial Capital Agreement dtd 5/1/08 -- Filed as Ex-99.P
on 07/17/08 (Accession No. 0000009713-08-000060)

*	Filed herein.
**	To be filed by amendment.

Item 29.	Persons Controlled by or Under Common Control with Registrant

The Registrant does not control and is not under common control with any person.

Item 30.	Indemnification

Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a "corporate representative") of the Registrant, the Registrant may indemnify the corporate representative against judgments, fines, penalties, and amounts paid in settlement, and against expenses, including attorneys' fees, if such expenses were actually incurred by the corporate representative in connection with the proceeding, unless it is established that:

(i)	The act or omission of the corporate representative was material to the matter giving rise to the proceeding; and
1.	Was committed in bad faith; or
2.	Was the result of active and deliberate dishonesty; or

(ii)	The corporate representative actually received an improper personal benefit in money, property, or services; or

(iii) In the case of any criminal proceeding, the corporate representative had reasonable cause to believe that the act or omission was unlawful.

If a proceeding is brought by or on behalf of the Registrant, however, the Registrant may not indemnify a corporate representative who has been adjudged to be liable to the Registrant. Under the Registrant's Articles of Incorporation and
Bylaws, directors and officers of Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to Article VI, Section 7 of the Registrant's
Articles of Incorporation, Article 12 of Registrant's Bylaws and Section 2-418 of the Maryland General Corporation Law.

The Registrant has agreed to indemnify, defend and hold the Distributors, their officers and directors, and any person who controls the Distributors within the meaning of Section 15 of the Securities Act of 1933, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributors, their officers, directors or any such controlling person may incur under the Securities Act of 1933, or under common law or otherwise, arising out of or based upon any untrue statement of a material fact contained in the Registrant's registration statement or prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission made in conformity with information furnished in writing by the Distributors to the Registrant for use in the Registrant's registration statement or prospectus: provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or director of the
Registrant or who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, shall not inure to the benefit of such officer, director or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent that such result would not be against public policy as expressed in the Securities
Act of 1933, and further provided, that in no event shall anything contained herein be so construed as to protect the
Distributors against any liability to the Registrant or to its security holders to which the Distributors would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of their duties, or by reason of their reckless disregard of their obligations under this Agreement. The Registrant's agreement to indemnify the Distributors, their officers and directors and any such controlling person as aforesaid is expressly conditioned upon the Registrant being promptly notified of any action brought against the Distributors, their officers or directors, or any such controlling person, such notification to be given by letter or telegram addressed to the Registrant.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business or Other Connection of Investment Adviser

     Principal Management Corporation ("PMC") serves as investment adviser and administrator for Principal Variable Contracts Funds, Inc. ("PVC") and Principal Funds, Inc.("Principal Funds"). PVC and Principal Funds are funds sponsored by Principal Life Insurance Company.

     A complete list of the officers and directors of the investment adviser, Principal Management Corporation, are set out below. This list includes some of the same people (designated by an *), who serve as officers and directors of the Registrant. For these people the information as set out in the Statement of Additional Information (See Part B) under the caption "Directors and Officers of the Fund" is incorporated by reference.

NAME &	COMPANY &
OFFICE WITH	PRINCIPAL
INVESTMENT	BUSINESS	NATURE OF
ADVISER	ADDRESS	RELATIONSHIP
Michael C. Anagnost	Principal Life	Director - IT
Vice President-	Insurance Company(1)
Chief Technology Officer

John E. Aschenbrenner	Principal Life	President, Insurance &
Director	Insurance Company (1)	Financial Services

Patricia A. Barry	Principal Life	Counsel
Assistant Corporate	Insurance Company (1)
Secretary

*Craig L. Bassett	Principal Life	See Part B
Treasurer	Insurance Company (1)

*Michael J. Beer	Principal Life	See Part B
Executive Vice President/	Insurance Company (1)
Chief Operating Officer,
Director

Tracy W. Bollin	Principal Funds	Assistant Controller
Financial Controller	Distributor, Inc.(2)
and Princor Financial
Services Corporation (1)

*David J. Brown	Principal Life	See Part B
Senior Vice President	Insurance Company (1)

*Jill R. Brown	Principal Funds	See Part B
Senior Vice President/	Distributor, Inc.(2)
Chief Financial Officer

David P. Desing	Principal Life	Assistant Treasurer
Assistant Treasurer	Insurance Company (1)

*Ralph C. Eucher	Principal Life	See Part B
Director	Insurance Company (1)

*Nora M. Everett	Principal Life	See Part B
President and Director	Insurance Company (1)

James W. Fennessey	Principal	Asset Allocation Committee
Vice President	Financial Advisors, Inc.(1)

Michael P. Finnegan	Principal Life	Second Vice President -
Senior Vice President -	Insurance Company (1)	Investment Services
Investment Services

Louis E. Flori	Principal Life	Vice President – Capital Markets
Vice President – Capital Markets	Insurance Company (1)

*Stephen G. Gallaher	Principal Life	See Part B
Assistant General Counsel	Insurance Company (1)

*Ernest H. Gillum	Principal Life	See Part B
Vice President and Chief	Insurance Company (1)
Compliance Officer

Eric W. Hays	Principal Life	Assistant Vice President – IT
Senior Vice President –	Insurance Company (1)
Chief Information Officer
Joyce N. Hoffman	Principal Life	Senior Vice President and
Senior Vice President and	Insurance Company (1)	Corporate Secretary
Corporate Secretary

*Patrick A. Kirchner	Principal Life	See Part B
Assistant General Counsel	Insurance Company (1)
Deanna L. Mankle	Principal Life	Assistant Treasurer
Assistant Treasurer	Insurance Company (1)

Jennifer A. Mills	Principal Life	Attorney
Counsel	Insurance Company (1)

Mariateresa Monaco	Principal Life	Portfolio Manager
Vice President/Portfolio Management	Insurance Company (1)

*Layne A. Rasmussen	Principal Life	See Part B
Vice President and	Insurance Company (1)
Controller - Principal Funds
David L. Reichart	Princor	Senior Vice President
Senior Vice President	Financial Services
Corporation(1)

*Michael D. Roughton	Principal Life	See Part B
Senior Vice President and	Insurance Company (1)
Senior Securities Counsel
*Adam U. Shaikh	Principal Life	See Part B
Counsel	Insurance Company (1)

Mark A. Stark	Principal Life	Vice President -
Vice President -	Insurance Company (1)	Investment Services
Investment Services

Randy L. Welch	Principal Life	Vice President -
Vice President -	Insurance Company (1)	Investment Services
Investment Services
*Dan L. Westholm	Principal Life	See Part B
Director - Treasury	Insurance Company (1)

*Beth C. Wilson	Principal Life	See Part B
Vice President	Insurance Company (1)

Larry D. Zimpleman	Principal Life	President and Chief Executive
Chairman of the Board	Insurance Company (1)	Officer

(1)	711 High Street
Des Moines, IA 50309

(2)	1100 Investment Boulevard, Ste 200
El Dorado Hills, CA 95762

Item 32.	Principal Underwriter

(a)	Principal Funds Distributor, Inc. ("PFD") acts as principal underwriter for Principal Funds, Inc. and Principal Variable
Contracts Funds, Inc. PFD also serves as the principal underwriter for certain variable contracts issued by Farmers New
World Life Insurance Company through Farmers Variable Life Separate Account A. PFD also serves as the principal underwriter for certain variable contracts issued by AIG SunAmerica Life Assurance Company and First SunAmerica Life
Insurance Company, through their respective separate accounts.

(1)	(2)	(3)
Positions and offices
Name and principal	with principal	Positions and Offices
business address	underwriter (PFD)	with the Fund
Lindsay L. Amadeo	Director - Marketing	None
The Principal	Communications
Financial Group(1)

Michael C. Anagnost	Vice President -	None
The Principal	Chief Technology Officer
Financial Group(1)

Phillip J. Barbaria	Chief Compliance Officer	None
Principal Funds
Distributor, Inc. (1)

Patricia A. Barry	Assistant Corporate	None
The Principal	Secretary
Financial Group(1)

Craig L. Bassett	Treasurer	Treasurer
The Principal
Financial Group(1)

Michael J. Beer	Executive Vice President	Executive Vice President
The Principal
Financial Group(1)

Lisa Bertholf	Director - Marketing	None
The Principal
Financial Group(1)

Tracy W. Bollin	Assistant Controller	None
The Principal
Financial Group(1)

David J. Brown	Senior Vice President	Chief Compliance Officer
The Principal
Financial Group(1)

Jill R. Brown	Director	Senior Vice President
The Principal	Senior Vice President and
Financial Group(1)	Chief Financial Officer

Bret J. Bussanmas	Vice President -	None
The Principal	Distribution
Financial Group(1)

P. Scott Cawley	Product Marketing Officer	None
The Principal
Financial Group(1)

Ralph C. Eucher	Chairman of the Board	Chairman of the Board and
The Principal		Chief Executive Officer
Financial Group(1)

Nora M. Everett	Director	President and Director
The Principal
Financial Group (1)

Cary Fuchs	President	Senior Vice President of Distribution
Principal Funds
Distributor, Inc.(2)

Stephen G. Gallaher	Assistant General Counsel	Assistant Counsel
The Principal
Financial Group(1)

Eric W. Hays	Senior Vice President and	None
The Principal	Chief Information Officer
Financial Group(1)

Tim Hill	Vice President - Distribution	None
Principal Funds
Distributor, Inc.(1)

Joyce N. Hoffman	Senior Vice President and	None
The Principal	Corporate Secretary
Financial Group(1)

Daniel J. Houston	Director	None
The Principal
Financial Group(1)

Jennifer A. Mills	Counsel	None
The Principal
Financial Group (1)

Timothy J. Minard	Director	None
The Principal
Financial Group(1)

Kevin J. Morris	Director - Marketing	None
Principal Funds
Distributor, Inc.(1)

David L. Reichart	Senior Vice	None
The Principal	President/Distribution
Financial Group(1)

Michael D. Roughton	Senior Vice President/Counsel	Counsel
The Principal
Financial Group(1)

Paul Schieber	Regional Vice President	None
The Principal
Financial Group (1)

Adam U. Shaikh	Counsel	Assistant Counsel
The Principal
Financial Group(1)

Mark A. Stark	Vice President – Investor	None
The Principal	Services
Financial Group(1)

(1)	1100 Investment Boulevard, Ste 200
El Dorado Hills, CA 95762-5710

(c) N/A.

Item 33.	Location of Accounts and Records

All accounts, books or other documents of the Registrant are located at the offices of the Registrant and its Investment
Adviser in the Principal Life Insurance Company home office building, The Principal Financial Group, Des Moines, Iowa
50392.

Item 34.	Management Services

N/A.

Item 35.	Undertakings

N/A.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has
duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Des Moines and State of Iowa, on the 30th day of December, 2009.

Principal Funds, Inc.
(Registrant)

/s/ R. C. Eucher
R. C. Eucher
Chairman of the Board and
Chief Executive Officer

Attest:

/s/ Beth Wilson
Beth Wilson
Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ R. C. Eucher
	Chairman of the Board	December 30, 2009
R. C. Eucher	and Chief Executive
Officer (Principal
Executive Officer)

/s/ L. A. Rasmussen
	Vice President,	December 30, 2009
L. A. Rasmussen	Controller and Chief
Financial Officer
(Principal Financial
Officer and Controller)

/s/ N. M. Everett
	President and Director	December 30, 2009
N. M. Everett

/s/ M. J. Beer
	Executive Vice President	December 30, 2009
M. J. Beer

(E. Ballantine)*
	Director	December 30, 2009
E. Ballantine

(K. Blake)*
	Director	December 30, 2009
K. Blake

(C. Damos)*
	Director	December 30, 2009
C. Damos

(R. W. Gilbert)*
	Director	December 30, 2009
R. W. Gilbert

(M. A. Grimmett)*
	Director	December 30, 2009
M. A. Grimmett

(F. S. Hirsch)*
	Director	December 30, 2009
F. S. Hirsch

(W. C. Kimball)*
	Director	December 30, 2009
W. C. Kimball

(B. A. Lukavsky)*
	Director	December 30, 2009
B. A. Lukavsky

(W. G. Papesh)*
	Director	December 30, 2009
W. G. Papesh

(D. Pavelich)*
	Director	December 30, 2009
D. Pavelich

/s/ M. J. Beer
*By
M. J. Beer
Executive Vice President

*Pursuant to Powers of Attorney
Previously filed on December 12, 2008